As filed with the Securities and Exchange Commission on July 28, 2025

 1933 Act File No. 2-92915

 1940 Act File No. 811-4096

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

_______________

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 80

AND

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 81

MFS® MUNICIPAL SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: 617-954-5000

Christopher R. Bohane, Massachusetts Financial Services Company,

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)

☒ on July 29, 2025, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)

☐ on [date], pursuant to paragraph (a)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on [date], pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

July 29, 2025

PROSPECTUS

MFS® Alabama Municipal Bond Fund

The investment objective of the fund is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Alabama, but also considering capital appreciation.

CLASS	TICKER SYMBOL
Class A	MFALX
Class B	MBABX
Class I	MLALX
Class R6	MPOLX

The U.S. Securities and Exchange Commission (the SEC) has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

MAL-PRO-072925

MFS Alabama Municipal Bond Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Alabama, but also considering capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A	B	I	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	I	R6
Management Fee	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.38%	0.38%	0.38%	0.32%
Total Annual Fund Operating Expenses	1.08%	1.83%	0.83%	0.77%
Fee Reductions and/or Expense Reimbursements[1]	(0.18)%	(0.18)%	(0.18)%	(0.18)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.90%	1.65%	0.65%	0.59%

# This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1 Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.90% of the class' average daily net assets annually for Class A shares, 1.65% of the class' average daily net assets annually for Class B shares, 0.65% of the class' average daily net assets annually for Class I shares, and 0.59% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

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MFS Alabama Municipal Bond Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$513	$737	$978	$1,671
Class B Shares assuming[1]
redemption at end of period	$568	$858	$1,174	$1,936
no redemption at end of period	$168	$558	$974	$1,936
Class I Shares	$66	$247	$443	$1,009
Class R6 Shares	$60	$228	$410	$937

1 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax and personal income tax, if any, of Alabama. However, interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax. MFS may also invest the fund's assets in taxable instruments, including municipal instruments of other states.

MFS invests a significant percentage of the fund’s assets in municipal instruments of Alabama.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest 25% or more of the fund’s assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from U.S. federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, inverse floating rate instruments, and swaps.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative screening tools that systematically evaluate instruments may also be considered. In structuring the fund, MFS also considers top-down factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic

3

MFS Alabama Municipal Bond Fund

stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Focus Risk: The fund’s performance will be closely tied to the economic, political, environmental, and public health conditions in Alabama, and can be more volatile than the performance of a more geographically diversified fund. In addition, the fund's performance can also be tied to the economic and political conditions of other states and U.S. territories and possessions in which the fund is invested. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in the state, other states, or U.S. territories and possessions.

If MFS invests a significant percentage of the fund's assets in a single issuer or small number of issuers, the fund’s performance could be more volatile than the performance of more diversified funds.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart. The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

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MFS Alabama Municipal Bond Fund

The total return for the six-month period ended June 30, 2025, was (1.43)%. During the period(s) shown in the bar chart, the highest quarterly return was 9.01% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (6.16)% (for the calendar quarter ended March 31, 2022).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2024)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	(3.03)%	(0.66)%	1.17%
I Shares	1.85%	0.70%	2.03%
R6 Shares	1.91%	0.76%	2.08%
A Shares	(2.76)%	(0.43)%	1.33%
Returns After Taxes on Distributions
A Shares	(2.80)%	(0.45)%	1.30%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	(0.48)%	0.19%	1.63%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Michael Dawson	1999	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 801 Pennsylvania Avenue, Kansas City, MO 64105-1307), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Taxes

The fund intends to distribute income that is exempt from U.S. federal income tax, but may be subject to U.S. federal alternative minimum tax. A portion of the fund’s distributions may be subject to U.S. federal income tax.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Alabama, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by

5

MFS Alabama Municipal Bond Fund

or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax and personal income tax, if any, of Alabama. This policy may not be changed without shareholder approval. Interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax. MFS may also invest the fund's assets in taxable instruments, including municipal instruments of other states.

MFS invests a significant percentage of the fund’s assets in municipal instruments of Alabama.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest 25% or more of the fund’s assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from U.S. federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, an issuer's governance structure and practices, social issues such as health and safety considerations, and environmental issues such as climate change impact, energy sources, and water and waste management. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Investment Types

The principal investment types in which the fund may invest are:

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Municipal Instruments: Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local governments, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as insurance, letters of credit, or guarantees. Many municipal instruments are supported by insurance, which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, interest rate, credit rating, commodity, volatility measure, or index. Derivatives involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, inverse floating rate instruments, swaps, and certain complex structured securities.

Principal Risks

The yield and share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund

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MFS Alabama Municipal Bond Fund

underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not work as expected or produce the intended results. In addition, MFS or the fund's other service providers may experience disruptions or operating errors that could negatively impact the fund.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally. Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of new technologies (such as artificial intelligence); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

Interest Rate Risk: The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, general economic and market conditions, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Inflationary price movements may cause fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities or durations, or that do not pay current interest. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Fluctuations in the market price of fixed-rate instruments held by the fund may not affect interest income derived from those instruments, but may nonetheless affect the fund's share price, especially if an instrument has a longer maturity or duration and is therefore more sensitive to changes in interest rates.

Credit Risk: The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including mortgage-backed securities and other securitized instruments and some municipal instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Focus Risk: The fund’s performance will be closely tied to issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions in Alabama, and can be more volatile than the performance of a more geographically diversified fund. In addition, the fund's performance can also be tied to these conditions in other states and U.S. territories and possessions in which the fund is invested. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in Alabama, other states, or U.S. territories and possessions. Alabama’s economy relies in part on the automobile, aerospace, electronics, fabricated metals, transportation, and agricultural and forest products industries, all of which may be affected by cyclical changes. While average per capita income of Alabama residents has improved in recent years, certain areas of Alabama are among the poorest in the nation. While tax revenues of the state and its instrumentalities currently remain strong, the curtailment of federal transfer payments could result in decreased

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MFS Alabama Municipal Bond Fund

tax revenues at the state and local levels. A prolonged increase in unemployment or a significant decline in the local and/or national economies could result in decreased tax revenues.

In the past several years, Puerto Rico and its instrumentalities have faced severe fiscal and economic crises. Puerto Rico and its instrumentalities have defaulted on multiple debt obligations in recent years, and certain issuers of Puerto Rico municipal instruments have filed for bankruptcy. Such developments, along with the general fiscal and economic crises in Puerto Rico, could significantly adversely affect the price of Puerto Rican municipal instruments. The outcome of the debt restructurings of certain issuers of Puerto Rico municipal instruments is uncertain and could adversely affect the fund. The credit ratings for U.S. Virgin Island municipal instruments have been downgraded in recent years as a result of the U.S. Virgin Islands' weak financial position and liquidity, and certain rating agencies have withdrawn the credit ratings for certain U.S. Virgin Island municipal instruments. The general fiscal and economic difficulties of the U.S. Virgin Islands could significantly affect the price of U.S. Virgin Island municipal instruments. The economy of Guam is heavily dependent on tourism and the U.S. military. A significant decline in the fiscal and economic conditions in Puerto Rico, the U.S. Virgin Islands, and Guam could result in decreased tax revenues and could significantly affect the price of municipal instruments for these U.S. territories.

If MFS invests a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance will be affected by economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that impact that one issuer or issuers, could be closely tied to the value of that issuer or issuers, and could be more volatile than the performance of more diversified funds.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, market and economic conditions and developments, issuer, industry-specific and other conditions, including as the result of events that cannot be reasonably anticipated or controlled such as social conflict or unrest, labor disruption and natural disasters. Municipal instruments can be less liquid than other types of investments and there may be less publicly available information about the issuers of municipal instruments compared to other issuers. If the Internal Revenue Service (the IRS) or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. Factors contributing to the economic stress on municipal issuers may include a decrease in revenues supporting the issuer's bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Prepayment/Extension Risk: Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate debt instruments, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including trading halts, sanctions, or wars. Investors trying to sell large quantities of a particular investment or type of investment, or lack

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MFS Alabama Municipal Bond Fund

of market makers or other buyers for a particular investment or type of investment may also adversely affect liquidity. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund. In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors' interests in the fund. The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk:  From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make (individually or collectively) relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. The effects of taxable income and/or gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income rate for shareholders who hold fund shares in a taxable vehicle. In addition, a large redemption could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would. A number of circumstances may cause the fund to experience large redemptions or purchases, such as changes in the eligibility criteria for the fund or a share class of the fund; liquidations, reorganizations, repositionings, or other announced fund events; or changes in investment objectives, strategies, policies, risks or investment personnel.

Other Investment Strategies and Risks

Active and Frequent Trading: MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies. Frequent trading may increase transaction costs, which can reduce the fund's return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Operational and Cybersecurity Risk: The fund and its service providers, and your ability to transact with the fund, may be negatively impacted due to operational matters arising from, among other issues, human errors, systems and technology disruptions or failures, fraudulent activities, or cybersecurity incidents. Operational issues and cybersecurity incidents may cause the fund or its service providers, as well as securities trading venues and other market participants, to suffer data corruption and/or lose operational functionality, and could, among other things, interfere with the processing of shareholder transactions, impair the ability to calculate the fund's net asset value per share, impede trading of portfolio securities, and result in the theft, misuse, and/or improper release of confidential information relating to the fund or its shareholders. Such operational issues and cybersecurity incidents may result in losses to the fund and its shareholders. Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. In addition, the rapid development and increasingly widespread use of new technologies, including machine learning technology and generative models could exacerbate these risks. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the fund and its service providers to plan for or respond to a cyberattack. Information relating to the Fund’s investments is delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Temporary Defensive Strategy: In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks: Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended March 31, 2025, the fund paid MFS an effective management fee equal to 0.44% of the fund’s average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.45% of the fund’s average daily net assets annually.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the fund's average daily net assets.

MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction

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MFS Alabama Municipal Bond Fund

costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.90% of the class' average daily net assets annually for Class A shares, 1.65% of the class' average daily net assets annually for Class B shares, 0.65% of the class' average daily net assets annually for Class I shares, and 0.59% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s Form N-CSR filed with the SEC for the period ended September 30, 2024, and in the related financial statements posted online at funds.mfs.com.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $619 billion as of May 31, 2025.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund's name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Michael Dawson	Portfolio Manager	Employed in the investment area of MFS since 1998

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class I, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A and Class B shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

• certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

• defined benefit retirement plans, endowments, or foundations;

• bank trust departments or law firms acting as trustee or manager for trust accounts;

• investors who purchase shares through asset-based fee programs available through financial intermediaries;

• employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law; and

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MFS Alabama Municipal Bond Fund

• trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A or Class B shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor's account. (Please see "Conversion Among Share Classes" below.)

Class R6 shares generally are available only to the following eligible investors:

• eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level ("Employer Retirement Plans"));

• health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

• investment companies distributed by MFD;

• endowments and foundations, local, city, and state agencies (or entities acting on their behalf);

• funded welfare benefit plans (e.g., Voluntary Employees' Beneficiary Association (VEBA) and Other Post-Employment Benefits (OPEB) plans);

• unaffiliated registered investment companies;

• collective investment trusts;

• investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs;

• Section 529 tuition plans that have entered into an agreement with MFD to purchase Class R6 shares; and

• MFS Development Funds, LLC, pooled investment vehicles established by MFS for the purpose of establishing a performance record to enable MFS and its subsidiaries to offer such vehicle’s investment style to clients.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any.

Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A or Class B shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD. If your Class A or Class B shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares. Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A or Class B shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for U.S. federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A or Class B shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Further details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares. You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

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MFS Alabama Municipal Bond Fund

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 or more	None	None

* Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $250,000 or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares. Class B shares are not subject to an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class I Shares. Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R6 Shares. Eligible investors may purchase Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC. As discussed above, certain investments in Class A and Class B shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A and Class B shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class' 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I or Class R6 shares.

Financial Intermediary Compensation

The term "financial intermediary" refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries receive up-front commissions of up to the following percentage amount(s) for sales of the following share class(es):

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	4.25%
Class B	3.75%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the "Fees and Expenses" table in the fund's prospectus. MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary's preferred or

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MFS Alabama Municipal Bond Fund

recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary. In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary's representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary's distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund's purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of the fund through a retirement account, Section 529 tuition plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration. You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Class A and Class B Shares. You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases, you will not be able to purchase Class B shares. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares that would otherwise exceed the total account value limitation of $99,999 under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I and Class R6 Shares. You can establish an account through your financial intermediary or by contacting MFSC directly. You can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

• Mail. You may purchase additional shares by mailing a check with your investment instructions to MFSC.

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• Telephone. You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application. Purchases via telephone are not available for certain types of accounts.

• Internet. You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R6 shares and certain types of accounts.

• Wire. To purchase additional shares by wire, call MFSC for instructions.

• Automatic Investment Plan. You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary. You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC's Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House. However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected. Receiving and collecting payment can take up to seven business days after a purchase. You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit. The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

• Mail. To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

• Telephone. If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

• Internet. If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R6 shares and certain types of accounts.

• Systematic Withdrawal Plan (not available for Class R6 shares). If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share

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redemptions (other than as a result of a Systematic Withdrawal Plan). Please contact MFSC or your financial intermediary for details.

• Checkwriting. You may redeem your Class A shares by writing checks against your account. There is no charge for this service. You must elect this privilege on your account application to use this service. Shares in your account equal in value to the amount of the check plus the applicable CDSC (if any) and any income tax required to be withheld (if any), are redeemed to cover the amount of the check. If your account value is not great enough to cover these amounts, your check will be dishonored. Checkwriting is not available for all accounts.

Redeeming Through Your Financial Intermediary. You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation. If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates. If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions. Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, or Class I shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions. Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder's account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege. You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R6 shares). If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC's judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks. To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., disruptive frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund's portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part

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because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Frequent Trading. The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $25,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to Section 529 tuition plans and MFS money market funds, or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations). MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $26,000 from the fund into two other MFS funds, by exchanging $13,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $25,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders. For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself. Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections, or cancellations imposed on the account. If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections, or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections, or cancellations imposed on the omnibus account. Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading. Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy. You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership, control, or influence. Any or all of these parameters (including those not listed) may change at any time. If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading that is disruptive to a fund. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If disruptive frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary. In reviewing trading activity, MFSC may determine that certain transactions entered into for legitimate purposes do not represent frequent trading activity that is disruptive to a fund.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts. MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors. MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries. There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions. MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does

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not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC. Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cybersecurity incident).

Unclaimed Accounts and Uncashed Checks. If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state's abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the IRS considers the transfer a taxable distribution subject to U.S. federal income tax withholding and reporting. The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions. U.S. law requires the fund to implement policies and procedures reasonably designed to prevent, detect, and report money laundering and other illegal activity. The fund, consistent with applicable U.S. law, may redeem your shares and close your account; suspend, restrict, or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if MFSC is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements. Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund's assets are traded in other markets on days when the fund does not price its shares, the value of the fund's assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments to MFS pursuant to the fund's valuation policy and procedures approved by the Board of Trustees. The Board of Trustees has designated MFS as the "valuation designee" of the fund. As valuation designee, MFS will determine the fair value, in good faith, of securities and other instruments held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply, and test fair value methodologies, and oversee and evaluate pricing services used in valuing the fund's investments. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with the fair valuation policy and procedures adopted by MFS.

Under the fund's valuation policy and procedures, market quotations are not considered to be readily available for debt instruments and many types of derivatives. These investments are generally valued at fair value as determined by MFS based on information from third-party pricing services or otherwise determined by MFS in accordance with its fair valuation policy and procedures. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads, and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but the fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost, and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to

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an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare a dividend daily and to pay any dividends to shareholders at least monthly.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, and Class I shares:

• Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

• Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

• Dividend and capital gain distributions in cash; or

• Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R6 shares can only be reinvested in additional shares of the fund, except (i) certain institutional shareholders, (ii) shareholders who purchase shares through brokerage programs of certain financial intermediaries, and (iii) shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible U.S. federal, state, and local and non-U.S. taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts such as retirement plans or by shareholders that are not "United States persons" under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

The fund expects to distribute substantially all of its income and gains annually. You may receive three different types of distributions from the fund: exempt-interest dividends; ordinary dividends; and capital gain dividends. Most distributions will be exempt-interest dividends, which are exempt from U.S. federal income tax. Ordinary dividends are normally subject to U.S. federal income tax at ordinary income tax rates. (The fund does not expect any distributions to be treated as qualified dividend income, which is taxed to individuals at reduced rates.) Distributions designated as capital gain dividends are taxable as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Any taxes that you pay on a distribution will be the same whether you receive the distribution in cash or have it reinvested in additional shares of the fund. If you buy shares when a fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution if you continue to hold the shares through that distribution’s record date.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

The fund's investments in derivatives may subject the fund to special tax rules that can affect the amount, timing or character of fund income and distributions to shareholders. The fund’s investments in certain debt instruments may cause the fund to recognize income in excess of the cash generated by such instruments. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the fund may have on the U.S. federal taxation of your benefits. In addition, an investment in the fund may result in liability for U.S. federal alternative minimum tax for individual shareholders.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates, and trusts to the extent their income exceeds certain threshold amounts.

The IRS Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for U.S. federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form is available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

State Tax Considerations. As long as the fund qualifies for treatment as a regulated investment company, it will not need to pay Massachusetts income or corporate excise tax.

The following discussion of state income tax considerations is very general and is directed at shareholders who are residents of Alabama. In order for any portion of the fund’s distributions to be exempt from state personal income tax, the fund and its investments may have to meet certain requirements. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation.

For Alabama personal income tax purposes, distributions derived from interest on municipal instruments of the State of Alabama and political subdivisions thereof and from interest on qualifying obligations issued by the United States and its agencies, instrumentalities, territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to Alabama personal income tax.

If you are not a resident of Alabama, then your distributions from the fund, including exempt-interest dividends, will generally be subject to state income tax.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus,

18

MFS Alabama Municipal Bond Fund

prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Shareholder Reports and Summary Prospectuses

The fund produces shareholder reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual shareholder report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund's most recently completed fiscal year expressed as a percentage of a class' average net assets during the period. Annual fund operating expenses have not been adjusted to reflect the fund's current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on February 1, 1990, with the offering of Class A shares, and subsequently offered Class B shares on September 7, 1993, Class I shares on April 1, 2016, and Class R6 shares on August 1, 2017.

In the "Performance Table," performance for each of Class I and Class R6 shares includes the performance of the fund's Class A shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

19

MFS Alabama Municipal Bond Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is filed with the SEC on Form N-CSR and is available online at funds.mfs.com and upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

	Year ended
Class A	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.45	$9.41	$9.89	$10.46	$10.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.27	$0.22	$0.16	$0.22
Net realized and unrealized gain (loss)	(0.18)	0.05	(0.47)	(0.57)	0.28
Total from investment operations	$0.11	$0.32	$(0.25)	$(0.41)	$0.50
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.28)	$(0.23)	$(0.16)	$(0.22)
Net asset value, end of period (x)	$9.27	$9.45	$9.41	$9.89	$10.46
Total return (%) (r)(s)(t)(x)	1.12	3.50	(2.52)	(4.00)	4.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	1.09	1.05	0.99	1.01
Expenses after expense reductions (f)	0.90	0.90	0.90	0.90	0.90
Net investment income (loss)	3.07	2.95	2.33	1.52	2.07
Portfolio turnover rate	24	24	30	10	25
Net assets at end of period (000 omitted)	$49,180	$46,630	$46,256	$62,260	$61,257

	Year ended
Class B	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.46	$9.41	$9.90	$10.47	$10.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.20	$0.15	$0.08	$0.15
Net realized and unrealized gain (loss)	(0.19)	0.06	(0.48)	(0.57)	0.28
Total from investment operations	$0.03	$0.26	$(0.33)	$(0.49)	$0.43
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.21)	$(0.16)	$(0.08)	$(0.14)
Net asset value, end of period (x)	$9.27	$9.46	$9.41	$9.90	$10.47
Total return (%) (r)(s)(t)(x)	0.27	2.84	(3.35)	(4.71)	4.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	1.85	1.80	1.74	1.77
Expenses after expense reductions (f)	1.65	1.65	1.65	1.65	1.65
Net investment income (loss)	2.32	2.20	1.60	0.77	1.44
Portfolio turnover rate	24	24	30	10	25
Net assets at end of period (000 omitted)	$54	$54	$59	$61	$64

20

MFS Alabama Municipal Bond Fund

	Year ended
Class I	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.01	$8.97	$9.43	$9.97	$9.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.28	$0.23	$0.18	$0.23
Net realized and unrealized gain (loss)	(0.18)	0.05	(0.45)	(0.54)	0.27
Total from investment operations	$0.12	$0.33	$(0.22)	$(0.36)	$0.50
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.29)	$(0.24)	$(0.18)	$(0.23)
Net asset value, end of period (x)	$8.83	$9.01	$8.97	$9.43	$9.97
Total return (%) (r)(s)(t)(x)	1.28	3.78	(2.31)	(3.73)	5.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	0.84	0.80	0.74	0.76
Expenses after expense reductions (f)	0.65	0.65	0.65	0.65	0.65
Net investment income (loss)	3.32	3.20	2.57	1.77	2.31
Portfolio turnover rate	24	24	30	10	25
Net assets at end of period (000 omitted)	$16,235	$17,204	$20,064	$30,262	$29,971

	Year ended
Class R6	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.01	$8.97	$9.43	$9.97	$9.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.29	$0.24	$0.18	$0.23
Net realized and unrealized gain (loss)	(0.18)	0.04	(0.46)	(0.54)	0.28
Total from investment operations	$0.12	$0.33	$(0.22)	$(0.36)	$0.51
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.29)	$(0.24)	$(0.18)	$(0.24)
Net asset value, end of period (x)	$8.83	$9.01	$8.97	$9.43	$9.97
Total return (%) (r)(s)(t)(x)	1.34	3.85	(2.24)	(3.66)	5.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	0.77	0.73	0.67	0.69
Expenses after expense reductions (f)	0.59	0.58	0.58	0.58	0.58
Net investment income (loss)	3.38	3.27	2.63	1.83	2.35
Portfolio turnover rate	24	24	30	10	25
Net assets at end of period (000 omitted)	$4,172	$3,386	$3,314	$5,020	$3,867
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

21

MFS Alabama Municipal Bond Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary. The following Categories of waivers and reductions apply:

• Merrill Lynch (Merrill) – If Merrill is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill with the fund, Category II waivers apply.

• Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

• Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

• Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

• Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

• Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

• D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

• Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

• J.P. Morgan Securities LLC – If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.

• Stifel, Nicolaus & Company, Incorporated (Stifel) – If you are invested in shares of the fund through an applicable Stifel brokerage account, Category XI waivers apply.

• All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – XI.

Not all MFS funds offer each share class. In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund or MFS U.S. Government Cash Reserve Fund into Class A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

• the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

• the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

• the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of FINRA.

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS Alabama Municipal Bond Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts: Accounts that are not Eligible for Financial Intermediary Categories II – XI

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs; the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees), and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers, and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√

A-2

MFS Alabama Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class C shares to Class A shares of the same fund.	√	√

In connection with a conversion from Class C shares to Class A shares of the same fund if the shareholder's financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived for purchases in excess of the maximum breakpoint amount described under "Description of Share Classes – Sales Charges and Waivers and Reductions" in the fund's prospectus.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

√

A-3

MFS Alabama Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
O. Miscellaneous

In connection with settlements reached between certain broker/dealers and FINRA, the SEC, and/or other regulatory bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the fund and concurrently purchase Class A shares without paying an initial sales charge.

	√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund's prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Nationwide Financial Services, Inc.; GWFS Equities, Inc.; E*TRADE Securities LLC; and Nationwide Securities LLC.

	√	√

Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√

In connection with a direct rollover of units from the MFS 529 Savings Plan to a Roth IRA held directly with MFSC pursuant to Section 126 of the SECURE 2.0 Act. Transfers of holdings of MFS Funds to a Roth IRA held with a brokerage firm or other financial intermediary and not established through MFSC are subject to the policies of such brokerage firm or financial intermediary which may differ with respect to such rollovers.

√

B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP, or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability, or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement, and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in U.S. Treasury Department Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA, or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

A-4

MFS Alabama Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for shareholders with an LOI entered into prior to February 1, 2023, with a $1 million commitment) and investments in the MFS 529 Savings Plan. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder's name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder's order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds and/or any investments in the MFS 529 Savings Plan, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

• Individual accounts;

• Joint accounts;

• Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

• Certain single-participant retirement plan accounts;

• Certain Individual Retirement Accounts;

• Uniform Gifts/Transfers to Minor Acts accounts; and

• Accounts held in the name of your financial intermediary on your behalf.

In addition to the accounts set forth above which are eligible for linking, you may also combine any of your investments in the MFS 529 Savings Plan for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA and of any investments you have in the MFS 529 Savings Plan that are also able to be counted for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds and of any investments in the MFS 529 Savings Plan that you believe are eligible to be counted under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds and investments in the MFS 529 Savings Plan that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined (including any MFS 529 Savings Plan investments) when transmitting your purchase order to the fund.

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MFS Alabama Municipal Bond Fund

Group Purchases. A bona fide group and all its members may be treated at MFD's discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A or Class A1 shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD. Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege. With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

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MFS Alabama Municipal Bond Fund

Financial Intermediary Category II

Eligible Accounts: Accounts with Merrill Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill with the Fund

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end or contingent deferred) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end and Level Load Shares Available at Merrill

Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of

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MFS Alabama Municipal Bond Fund

mutual fund family assets held in accounts in their Merrill Household

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

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MFS Alabama Municipal Bond Fund

Financial Intermediary Category III

Eligible Accounts: Accounts Investing in Shares of the Fund with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible only for the following front-end sales charge waivers (“ISC”) or contingent deferred sales charge (“CDSC”) waivers, as applicable, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (“ROA”) and Letter of Intent (“LOI”) programs) as described elsewhere in the fund's prospectus or SAI.

Sales Charge Waived

Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the same fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to an ISC or CDSC.

	√	√	√
D. Retirement Plans

Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions Between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√
F. Death or Disability of Owner
Redemptions due to the death or disability of the shareholder.		√	√
G. Systematic Withdrawals

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MFS Alabama Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC

Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Redemptions made in connection with a return of excess contributions from an IRA account.		√	√
Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

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MFS Alabama Municipal Bond Fund

Financial Intermediary Category IV

Eligible Accounts: Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund's prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

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MFS Alabama Municipal Bond Fund

Financial Intermediary Category V

Eligible Accounts: Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. In all instances, it is the purchaser's responsibility to notify the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. As described elsewhere in the fund's prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund's prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

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MFS Alabama Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

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MFS Alabama Municipal Bond Fund

Financial Intermediary Category VI

Eligible Accounts: Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

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MFS Alabama Municipal Bond Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA). ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder's household at Janney. Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI). LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

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MFS Alabama Municipal Bond Fund

Financial Intermediary Category VII

Eligible Accounts: Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the fund's prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds, or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these breakpoints and waivers.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√

Shares exchanged in an Edward Jones fee-based program.	√	√	√	√

B. Dividend and Distribution Reinvestment

Shares purchased within the MFS fund family through reinvestment of capital gains and dividend distributions.	√

C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and other shareholders who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones' policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and one of the following applies: (a) the sale and purchase occur in the same account or (b) the sale proceeds are used to process an individual retirement account (“IRA”) contribution, excess contributions, conversion, recharacterization of contributions, or distribution, and the purchase is done in an account within the same pricing group (as determined by Edward Jones under its policies and procedures).

The Reinstatement Privilege excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

√

Shares acquired through NAV reinstatement.		√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A shares of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the fund's prospectus.

√
Shares converted from Class C into Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.	√

F. Death or Disability of Owner

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MFS Alabama Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Shares sold on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√

G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√	√
H. Benefit Responsive Waivers for Retirement Accounts

Return of excess contributions from an IRA.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the sale is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√

I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund's prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances

Shares sold at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder's account will be adjusted by selling the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the amount of the shareholder's investment with the shareholder's existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus sales or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder's account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Other Important Information Regarding Transactions Through Edward Jones

A-17

MFS Alabama Municipal Bond Fund

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to sell at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

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MFS Alabama Municipal Bond Fund

Financial Intermediary Category VIII

Eligible Accounts: Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

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MFS Alabama Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-20

MFS Alabama Municipal Bond Fund

Financial Intermediary Category IX

Eligible Accounts: Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-21

MFS Alabama Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-22

MFS Alabama Municipal Bond Fund

Financial Intermediary Category X

Eligible Accounts: Accounts Investing in Shares through a J.P. Morgan Securities LLC Platform or Account Maintained at an Omnibus Level by J.P. Morgan Securities LLC with the Fund

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Transactions between Share Classes

Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

√

A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

√
B. Retirement Plans

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

√
C. J.P. Morgan Securities LLC Self-Directed Investing accounts
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.	√
D. Reinstatement Privilege
Shares purchased through rights of reinstatement.	√
Shares acquired through a right of reinstatement.		√	√
E. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).	√
F. Employees/Registered Representatives of J.P. Morgan Securities LLC
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.	√
G. Death or Disability of Owner
Shares sold upon the death or disability of the shareholder.		√	√
H. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
I. Benefit Responsive Waivers for Retirement Accounts
Shares purchased in connection with a return of excess contributions from an IRA account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√
A-23

MFS Alabama Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
J. Large Purchases
Breakpoints as described in the prospectus.	√
K. Rights of Accumulation

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

√
L. Letters of Intent
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).	√

A-24

MFS Alabama Municipal Bond Fund

Financial Intermediary Category XI

Eligible Accounts: Accounts Investing in Shares through a Stifel Platform or Account Maintained at an Omnibus Level by Stifel with the Fund

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Stifel continually looks to provide its clients with the lowest cost share class available based on account type. Stifel reserves the right and you consent to the conversion of shares to the lowest cost share class available at Stifel if such share class becomes available or upon transfer of shares into an advisory program.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Front-end sales charge waivers on Class A shares available at Stifel

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date pursuant to Stifel’s policies and procedures. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to the conversion of Class C shares following a shorter holding period, that waiver will apply.

√

Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.	√
Shares purchased in an Stifel fee-based advisory program (often referred to as a “wrap” program).	√

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund or other fund within the MFS fund family.	√

Shares purchased from the proceeds of redemptions within the MFS fund family provided the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.

√

Shares from rollovers into Stifel from retirement plans to IRAs.	√

Purchases of 529 Plans through a rollover from another 529 plan.	√
Purchases of 529 Plans made for reinvestment of refunded amounts.	√

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to MFS, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the applicable fund’s prospectus.

√

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
B. CDSC Waivers on Class A and Class C Shares
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.		√	√
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.		√	√

A-25

MFS Alabama Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√
Shares acquired through a right of reinstatement.		√	√
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.		√	√
Shares exchanged or sold in a Stifel fee-based program.		√	√

C. Rights of Accumulation (ROA)

ROA that entitles shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the MFS fund family held by accounts within the purchaser’s household at Stifel. Ineligible assets include holdings of MFS U.S. Government Money Market Fund and Class A shares of MFS U.S. Government Cash Reserve Fund, which do not assess a front-end sales charge. Eligible assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

√

A-26

MFS Alabama Municipal Bond Fund

MFS Alabama Municipal Bond Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Alabama Municipal Bond Fund, the following documents are available free upon request:

Annual/Semiannual Reports and Form N-CSR Filings. The fund’s annual and semiannual shareholder reports and Form N-CSR contain information about the fund’s actual investments. Annual shareholder reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year. Form N-CSR includes the fund’s annual and semiannual financial statements.

Statement of Additional Information (SAI). The SAI, dated July 29, 2025, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the SAI, annual/semiannual shareholder reports, fund financial statements, and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4096.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 801 Pennsylvania Avenue Kansas City, MO 64105-1307

July 29, 2025

PROSPECTUS

MFS® Arkansas Municipal Bond Fund

The investment objective of the fund is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Arkansas, but also considering capital appreciation.

CLASS	TICKER SYMBOL
Class A	MFARX
Class B	MBARX
Class I	MARLX
Class R6	MPRAX

The U.S. Securities and Exchange Commission (the SEC) has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

MAR-PRO-072925

MFS Arkansas Municipal Bond Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Arkansas, but also considering capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A	B	I	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	I	R6
Management Fee	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.25%	0.25%	0.25%	0.18%
Total Annual Fund Operating Expenses	0.95%	1.70%	0.70%	0.63%
Fee Reductions and/or Expense Reimbursements[1]	(0.25)%	(0.25)%	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.70%	1.45%	0.60%	0.53%

# This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1 Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS Fund Distributors, Inc. (MFD), has agreed in writing to waive the Class A and Class B service fee to 0.10% of each class' average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.70% of the class' average daily net assets annually for Class A shares,1.45% of the class' average daily net assets annually for Class B shares, 0.60% of the class' average daily net assets annually for Class I shares, and 0.53% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

2

MFS Arkansas Municipal Bond Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$493	$691	$905	$1,520
Class B Shares assuming[1]
redemption at end of period	$548	$811	$1,100	$1,788
no redemption at end of period	$148	$511	$900	$1,788
Class I Shares	$61	$214	$380	$861
Class R6 Shares	$54	$192	$341	$777

1 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax and personal income tax, if any, of Arkansas. However, interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax. MFS may also invest the fund's assets in taxable instruments, including municipal instruments of other states.

MFS invests a significant percentage of the fund’s assets in municipal instruments of Arkansas.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest 25% or more of the fund’s assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from U.S. federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, inverse floating rate instruments, and swaps.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative screening tools that systematically evaluate instruments may also be considered. In structuring the fund, MFS also considers top-down factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic

3

MFS Arkansas Municipal Bond Fund

stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Focus Risk: The fund’s performance will be closely tied to the economic, political, environmental, and public health conditions in Arkansas, and can be more volatile than the performance of a more geographically diversified fund. In addition, the fund's performance can also be tied to the economic and political conditions of other states and U.S. territories and possessions in which the fund is invested. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in the state, other states, or U.S. territories and possessions.

If MFS invests a significant percentage of the fund's assets in a single issuer or small number of issuers, the fund’s performance could be more volatile than the performance of more diversified funds.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart. The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

4

MFS Arkansas Municipal Bond Fund

The total return for the six-month period ended June 30, 2025, was (1.68)%. During the period(s) shown in the bar chart, the highest quarterly return was 8.74% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (5.13)% (for the calendar quarter ended March 31, 2022).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2024)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	(2.96)%	(0.27)%	1.25%
I Shares	1.83%	0.97%	1.96%
R6 Shares	1.90%	0.99%	2.01%
A Shares	(2.58)%	(0.03)%	1.42%
Returns After Taxes on Distributions
A Shares	(2.61)%	(0.05)%	1.40%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	(0.31)%	0.57%	1.71%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Michael Dawson	1999	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 801 Pennsylvania Avenue, Kansas City, MO 64105-1307), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Taxes

The fund intends to distribute income that is exempt from U.S. federal income tax, but may be subject to U.S. federal alternative minimum tax. A portion of the fund’s distributions may be subject to U.S. federal income tax.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Arkansas, but also considering

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MFS Arkansas Municipal Bond Fund

capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax and personal income tax, if any, of Arkansas. This policy may not be changed without shareholder approval. Interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax. MFS may also invest the fund's assets in taxable instruments, including municipal instruments of other states.

MFS invests a significant percentage of the fund’s assets in municipal instruments of Arkansas.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest 25% or more of the fund’s assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from U.S. federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, an issuer's governance structure and practices, social issues such as health and safety considerations, and environmental issues such as climate change impact, energy sources, and water and waste management. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Investment Types

The principal investment types in which the fund may invest are:

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Municipal Instruments: Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local governments, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as insurance, letters of credit, or guarantees. Many municipal instruments are supported by insurance, which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, interest rate, credit rating, commodity, volatility measure, or index. Derivatives involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, inverse floating rate instruments, swaps, and certain complex structured securities.

Principal Risks

The yield and share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund's portfolio, market conditions, and other

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MFS Arkansas Municipal Bond Fund

factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not work as expected or produce the intended results. In addition, MFS or the fund's other service providers may experience disruptions or operating errors that could negatively impact the fund.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally. Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of new technologies (such as artificial intelligence); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

Interest Rate Risk: The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, general economic and market conditions, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Inflationary price movements may cause fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities or durations, or that do not pay current interest. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Fluctuations in the market price of fixed-rate instruments held by the fund may not affect interest income derived from those instruments, but may nonetheless affect the fund's share price, especially if an instrument has a longer maturity or duration and is therefore more sensitive to changes in interest rates.

Credit Risk: The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including mortgage-backed securities and other securitized instruments and some municipal instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Focus Risk: The fund’s performance will be closely tied to issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions in Arkansas, and can be more volatile than the performance of a more geographically diversified fund. In addition, the fund's performance can also be tied to these conditions in other states and U.S. territories and possessions in which the fund is invested. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in Arkansas, other states, or U.S. territories and possessions. While the Arkansas economy continues to diversify, it

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MFS Arkansas Municipal Bond Fund

is sensitive to cyclical changes in various industries, such as food processing, lumber and wood products, mineral production, manufacturing, and tourism. The production and wealth prospects of Arkansas could be adversely affected if consumer confidence declines. A prolonged increase in unemployment or a significant decline in the local and/or national economies could result in decreased tax revenues.

In the past several years, Puerto Rico and its instrumentalities have faced severe fiscal and economic crises. Puerto Rico and its instrumentalities have defaulted on multiple debt obligations in recent years, and certain issuers of Puerto Rico municipal instruments have filed for bankruptcy. Such developments, along with the general fiscal and economic crises in Puerto Rico, could significantly adversely affect the price of Puerto Rican municipal instruments. The outcome of the debt restructurings of certain issuers of Puerto Rico municipal instruments is uncertain and could adversely affect the fund. The credit ratings for U.S. Virgin Island municipal instruments have been downgraded in recent years as a result of the U.S. Virgin Islands' weak financial position and liquidity, and certain rating agencies have withdrawn the credit ratings for certain U.S. Virgin Island municipal instruments. The general fiscal and economic difficulties of the U.S. Virgin Islands could significantly affect the price of U.S. Virgin Island municipal instruments. The economy of Guam is heavily dependent on tourism and the U.S. military. A significant decline in the fiscal and economic conditions in Puerto Rico, the U.S. Virgin Islands, and Guam could result in decreased tax revenues and could significantly affect the price of municipal instruments for these U.S. territories.

If MFS invests a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance will be affected by economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that impact that one issuer or issuers, could be closely tied to the value of that issuer or issuers, and could be more volatile than the performance of more diversified funds.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, market and economic conditions and developments, issuer, industry-specific and other conditions, including as the result of events that cannot be reasonably anticipated or controlled such as social conflict or unrest, labor disruption and natural disasters. Municipal instruments can be less liquid than other types of investments and there may be less publicly available information about the issuers of municipal instruments compared to other issuers. If the Internal Revenue Service (the IRS) or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. Factors contributing to the economic stress on municipal issuers may include a decrease in revenues supporting the issuer's bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Prepayment/Extension Risk: Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate debt instruments, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical,

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MFS Arkansas Municipal Bond Fund

environmental, public health, and other conditions, including trading halts, sanctions, or wars. Investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment may also adversely affect liquidity. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund. In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors' interests in the fund. The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make (individually or collectively) relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. The effects of taxable income and/or gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income rate for shareholders who hold fund shares in a taxable vehicle. In addition, a large redemption could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would. A number of circumstances may cause the fund to experience large redemptions or purchases, such as changes in the eligibility criteria for the fund or a share class of the fund; liquidations, reorganizations, repositionings, or other announced fund events; or changes in investment objectives, strategies, policies, risks or investment personnel.

Other Investment Strategies and Risks

Active and Frequent Trading: MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies. Frequent trading may increase transaction costs, which can reduce the fund's return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Operational and Cybersecurity Risk: The fund and its service providers, and your ability to transact with the fund, may be negatively impacted due to operational matters arising from, among other issues, human errors, systems and technology disruptions or failures, fraudulent activities, or cybersecurity incidents. Operational issues and cybersecurity incidents may cause the fund or its service providers, as well as securities trading venues and other market participants, to suffer data corruption and/or lose operational functionality, and could, among other things, interfere with the processing of shareholder transactions, impair the ability to calculate the fund's net asset value per share, impede trading of portfolio securities, and result in the theft, misuse, and/or improper release of confidential information relating to the fund or its shareholders. Such operational issues and cybersecurity incidents may result in losses to the fund and its shareholders. Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. In addition, the rapid development and increasingly widespread use of new technologies, including machine learning technology and generative models could exacerbate these risks. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the fund and its service providers to plan for or respond to a cyberattack. Information relating to the Fund’s investments is delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Temporary Defensive Strategy: In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks: Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended March 31, 2025, the fund paid MFS an effective management fee equal to 0.44% of the fund's average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.45% of the fund's average daily net assets annually.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this

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MFS Arkansas Municipal Bond Fund

management fee reduction amounted to 0.01% of the fund's average daily net assets.

MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.70% of the class' average daily net assets annually for Class A shares,1.45% of the class' average daily net assets annually for Class B shares, 0.60% of the class' average daily net assets annually for Class I shares, and 0.53% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s Form N-CSR filed with the SEC for the period ended September 30, 2024, and in the related financial statements posted online at funds.mfs.com.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $619 billion as of May 31, 2025.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund's name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Michael Dawson	Portfolio Manager	Employed in the investment area of MFS since 1998

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class I, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A and Class B shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

• certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

• defined benefit retirement plans, endowments, or foundations;

• bank trust departments or law firms acting as trustee or manager for trust accounts;

• investors who purchase shares through asset-based fee programs available through financial intermediaries;

• employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law; and

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MFS Arkansas Municipal Bond Fund

• trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A or Class B shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor's account. (Please see "Conversion Among Share Classes" below.)

Class R6 shares generally are available only to the following eligible investors:

• eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level ("Employer Retirement Plans"));

• health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

• investment companies distributed by MFD;

• endowments and foundations, local, city, and state agencies (or entities acting on their behalf);

• funded welfare benefit plans (e.g., Voluntary Employees' Beneficiary Association (VEBA) and Other Post-Employment Benefits (OPEB) plans);

• unaffiliated registered investment companies;

• collective investment trusts;

• investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs;

• Section 529 tuition plans that have entered into an agreement with MFD to purchase Class R6 shares; and

• MFS Development Funds, LLC, pooled investment vehicles established by MFS for the purpose of establishing a performance record to enable MFS and its subsidiaries to offer such vehicle’s investment style to clients.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any.

Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A or Class B shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD. If your Class A or Class B shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares. Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A or Class B shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for U.S. federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A or Class B shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Further details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares. You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

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MFS Arkansas Municipal Bond Fund

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 or more	None	None

* Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $250,000 or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares. Class B shares are not subject to an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class I Shares. Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R6 Shares. Eligible investors may purchase Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC. As discussed above, certain investments in Class A and Class B shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A and Class B shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class' 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate. MFD has agreed in writing to waive the Class A and Class B service fee to 0.10% of each class' average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2026.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I or Class R6 shares.

Financial Intermediary Compensation

The term "financial intermediary" refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries receive up-front commissions of up to the following percentage amount(s) for sales of the following share class(es):

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	4.25%
Class B	3.75%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the "Fees and Expenses" table in the fund's prospectus. MFD compensates financial intermediaries based on

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MFS Arkansas Municipal Bond Fund

criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary's preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary. In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary's representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary's distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund's purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of the fund through a retirement account, Section 529 tuition plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration. You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Class A and Class B Shares. You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases, you will not be able to purchase Class B shares. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares that would otherwise exceed the total account value limitation of $99,999 under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I and Class R6 Shares. You can establish an account through your financial intermediary or by contacting MFSC directly. You can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

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MFS Arkansas Municipal Bond Fund

Additional Purchases Directly Through MFSC.

• Mail. You may purchase additional shares by mailing a check with your investment instructions to MFSC.

• Telephone. You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application. Purchases via telephone are not available for certain types of accounts.

• Internet. You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R6 shares and certain types of accounts.

• Wire. To purchase additional shares by wire, call MFSC for instructions.

• Automatic Investment Plan. You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary. You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC's Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House. However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected. Receiving and collecting payment can take up to seven business days after a purchase. You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit. The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

• Mail. To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

• Telephone. If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

• Internet. If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R6 shares and certain types of accounts.

• Systematic Withdrawal Plan (not available for Class R6 shares). If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic

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MFS Arkansas Municipal Bond Fund

Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan). Please contact MFSC or your financial intermediary for details.

• Checkwriting. You may redeem your Class A shares by writing checks against your account. There is no charge for this service. You must elect this privilege on your account application to use this service. Shares in your account equal in value to the amount of the check plus the applicable CDSC (if any) and any income tax required to be withheld (if any), are redeemed to cover the amount of the check. If your account value is not great enough to cover these amounts, your check will be dishonored. Checkwriting is not available for all accounts.

Redeeming Through Your Financial Intermediary. You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation. If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates. If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions. Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, or Class I shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions. Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder's account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege. You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R6 shares). If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC's judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks. To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., disruptive frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient

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MFS Arkansas Municipal Bond Fund

management of the fund's portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Frequent Trading. The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $25,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to Section 529 tuition plans and MFS money market funds, or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations). MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $26,000 from the fund into two other MFS funds, by exchanging $13,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $25,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders. For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself. Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections, or cancellations imposed on the account. If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections, or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections, or cancellations imposed on the omnibus account. Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading. Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy. You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership, control, or influence. Any or all of these parameters (including those not listed) may change at any time. If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading that is disruptive to a fund. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If disruptive frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary. In reviewing trading activity, MFSC may determine that certain transactions entered into for legitimate purposes do not represent frequent trading activity that is disruptive to a fund.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts. MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors. MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries. There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

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MFS Arkansas Municipal Bond Fund

Other Considerations

Unauthorized Transactions. MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC. Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cybersecurity incident).

Unclaimed Accounts and Uncashed Checks. If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state's abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the IRS considers the transfer a taxable distribution subject to U.S. federal income tax withholding and reporting. The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions. U.S. law requires the fund to implement policies and procedures reasonably designed to prevent, detect, and report money laundering and other illegal activity. The fund, consistent with applicable U.S. law, may redeem your shares and close your account; suspend, restrict, or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if MFSC is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements. Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund's assets are traded in other markets on days when the fund does not price its shares, the value of the fund's assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments to MFS pursuant to the fund's valuation policy and procedures approved by the Board of Trustees. The Board of Trustees has designated MFS as the "valuation designee" of the fund. As valuation designee, MFS will determine the fair value, in good faith, of securities and other instruments held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply, and test fair value methodologies, and oversee and evaluate pricing services used in valuing the fund's investments. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with the fair valuation policy and procedures adopted by MFS.

Under the fund's valuation policy and procedures, market quotations are not considered to be readily available for debt instruments and many types of derivatives. These investments are generally valued at fair value as determined by MFS based on information from third-party pricing services or otherwise determined by MFS in accordance with its fair valuation policy and procedures. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads, and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but the fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost, and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an

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MFS Arkansas Municipal Bond Fund

investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare a dividend daily and to pay any dividends to shareholders at least monthly.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, and Class I shares:

• Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

• Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

• Dividend and capital gain distributions in cash; or

• Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R6 shares can only be reinvested in additional shares of the fund, except (i) certain institutional shareholders, (ii) shareholders who purchase shares through brokerage programs of certain financial intermediaries, and (iii) shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible U.S. federal, state, and local and non-U.S. taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts such as retirement plans or by shareholders that are not "United States persons" under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

The fund expects to distribute substantially all of its income and gains annually. You may receive three different types of distributions from the fund: exempt-interest dividends; ordinary dividends; and capital gain dividends. Most distributions will be exempt-interest dividends, which are exempt from U.S. federal income tax. Ordinary dividends are normally subject to U.S. federal income tax at ordinary income tax rates. (The fund does not expect any distributions to be treated as qualified dividend income, which is taxed to individuals at reduced rates.) Distributions designated as capital gain dividends are taxable as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Any taxes that you pay on a distribution will be the same whether you receive the distribution in cash or have it reinvested in additional shares of the fund. If you buy shares when a fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution if you continue to hold the shares through that distribution’s record date.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

The fund's investments in derivatives may subject the fund to special tax rules that can affect the amount, timing or character of fund income and distributions to shareholders. The fund’s investments in certain debt instruments may cause the fund to recognize income in excess of the cash generated by such instruments. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the fund may have on the U.S. federal taxation of your benefits. In addition, an investment in the fund may result in liability for U.S. federal alternative minimum tax for individual shareholders.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates, and trusts to the extent their income exceeds certain threshold amounts.

The IRS Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for U.S. federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form is available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

State Tax Considerations. As long as the fund qualifies for treatment as a regulated investment company, it will not need to pay Massachusetts income or corporate excise tax.

The following discussion of state income tax considerations is very general and is directed at shareholders who are residents of Arkansas. In order for any portion of the fund’s distributions to be exempt from state personal income tax, the fund and its investments may have to meet certain requirements. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation.

For Arkansas personal income tax purposes, distributions derived from interest on municipal instruments of the State of Arkansas and political subdivisions thereof and from interest on qualifying securities issued by the United States and its territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to Arkansas personal income tax.

If you are not a resident of Arkansas, then your distributions from the fund, including exempt-interest dividends, will generally be subject to state income tax.

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MFS Arkansas Municipal Bond Fund

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Shareholder Reports and Summary Prospectuses

The fund produces shareholder reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual shareholder report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund's most recently completed fiscal year expressed as a percentage of a class' average net assets during the period. Annual fund operating expenses have not been adjusted to reflect the fund's current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on February 3, 1992, with the offering of Class A shares, and subsequently offered Class B shares on September 7, 1993, Class I shares on April 1, 2016, and Class R6 shares on August 1, 2017.

In the "Performance Table," performance for each of Class I and Class R6 shares includes the performance of the fund's Class A shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

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MFS Arkansas Municipal Bond Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is filed with the SEC on Form N-CSR and is available online at funds.mfs.com and upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

	Year ended
Class A	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.09	$9.12	$9.54	$10.07	$9.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.27	$0.24	$0.22	$0.25
Net realized and unrealized gain (loss)	(0.18)	(0.03)	(0.41)	(0.54)	0.32
Total from investment operations	$0.11	$0.24	$(0.17)	$(0.32)	$0.57
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.27)	$(0.25)	$(0.21)	$(0.25)
Net asset value, end of period (x)	$8.91	$9.09	$9.12	$9.54	$10.07
Total return (%) (r)(s)(t)(x)	1.22	2.77	(1.73)	(3.22)	5.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	0.95	0.93	0.91	0.91
Expenses after expense reductions (f)	0.70	0.70	0.70	0.71	0.75
Net investment income (loss)	3.19	3.01	2.63	2.15	2.47
Portfolio turnover rate	15	16	26	17	22
Net assets at end of period (000 omitted)	$116,327	$120,174	$124,509	$128,341	$133,754

	Year ended
Class B	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.10	$9.13	$9.55	$10.08	$9.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.20	$0.17	$0.14	$0.18
Net realized and unrealized gain (loss)	(0.18)	(0.02)	(0.41)	(0.53)	0.31
Total from investment operations	$0.04	$0.18	$(0.24)	$(0.39)	$0.49
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.21)	$(0.18)	$(0.14)	$(0.17)
Net asset value, end of period (x)	$8.92	$9.10	$9.13	$9.55	$10.08
Total return (%) (r)(s)(t)(x)	0.46	2.01	(2.46)	(3.94)	5.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	1.70	1.68	1.66	1.66
Expenses after expense reductions (f)	1.45	1.45	1.45	1.46	1.50
Net investment income (loss)	2.43	2.26	1.87	1.41	1.79
Portfolio turnover rate	15	16	26	17	22
Net assets at end of period (000 omitted)	$51	$136	$295	$480	$610

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MFS Arkansas Municipal Bond Fund

	Year ended
Class I	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.03	$9.05	$9.47	$9.99	$9.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.28	$0.24	$0.22	$0.25
Net realized and unrealized gain (loss)	(0.19)	(0.02)	(0.40)	(0.52)	0.31
Total from investment operations	$0.11	$0.26	$(0.16)	$(0.30)	$0.56
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.28)	$(0.26)	$(0.22)	$(0.25)
Net asset value, end of period (x)	$8.84	$9.03	$9.05	$9.47	$9.99
Total return (%) (r)(s)(t)(x)	1.19	2.98	(1.67)	(3.07)	5.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	0.70	0.68	0.66	0.66
Expenses after expense reductions (f)	0.60	0.60	0.60	0.61	0.65
Net investment income (loss)	3.29	3.10	2.68	2.25	2.56
Portfolio turnover rate	15	16	26	17	22
Net assets at end of period (000 omitted)	$23,311	$20,175	$18,194	$36,162	$34,603

	Year ended
Class R6	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.02	$9.05	$9.47	$9.99	$9.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.28	$0.25	$0.23	$0.26
Net realized and unrealized gain (loss)	(0.18)	(0.02)	(0.41)	(0.52)	0.31
Total from investment operations	$0.12	$0.26	$(0.16)	$(0.29)	$0.57
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.29)	$(0.26)	$(0.23)	$(0.26)
Net asset value, end of period (x)	$8.84	$9.02	$9.05	$9.47	$9.99
Total return (%) (r)(s)(t)(x)	1.37	2.94	(1.60)	(3.00)	5.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	0.62	0.61	0.58	0.58
Expenses after expense reductions (f)	0.53	0.53	0.53	0.54	0.57
Net investment income (loss)	3.37	3.18	2.79	2.31	2.58
Portfolio turnover rate	15	16	26	17	22
Net assets at end of period (000 omitted)	$7,025	$6,015	$5,290	$5,856	$3,971

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

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MFS Arkansas Municipal Bond Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary. The following Categories of waivers and reductions apply:

• Merrill Lynch (Merrill) – If Merrill is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill with the fund, Category II waivers apply.

• Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

• Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

• Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

• Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

• Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

• D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

• Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

• J.P. Morgan Securities LLC – If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.

• Stifel, Nicolaus & Company, Incorporated (Stifel) – If you are invested in shares of the fund through an applicable Stifel brokerage account, Category XI waivers apply.

• All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – XI.

Not all MFS funds offer each share class. In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund or MFS U.S. Government Cash Reserve Fund into Class A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

• the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

• the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

• the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of FINRA.

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

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MFS Arkansas Municipal Bond Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts: Accounts that are not Eligible for Financial Intermediary Categories II – XI

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs; the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees), and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers, and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√

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MFS Arkansas Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class C shares to Class A shares of the same fund.	√	√

In connection with a conversion from Class C shares to Class A shares of the same fund if the shareholder's financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived for purchases in excess of the maximum breakpoint amount described under "Description of Share Classes – Sales Charges and Waivers and Reductions" in the fund's prospectus.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

√

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MFS Arkansas Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
O. Miscellaneous

In connection with settlements reached between certain broker/dealers and FINRA, the SEC, and/or other regulatory bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the fund and concurrently purchase Class A shares without paying an initial sales charge.

	√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund's prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Nationwide Financial Services, Inc.; GWFS Equities, Inc.; E*TRADE Securities LLC; and Nationwide Securities LLC.

	√	√

Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√

In connection with a direct rollover of units from the MFS 529 Savings Plan to a Roth IRA held directly with MFSC pursuant to Section 126 of the SECURE 2.0 Act. Transfers of holdings of MFS Funds to a Roth IRA held with a brokerage firm or other financial intermediary and not established through MFSC are subject to the policies of such brokerage firm or financial intermediary which may differ with respect to such rollovers.

√

B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP, or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability, or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement, and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in U.S. Treasury Department Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA, or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

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MFS Arkansas Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for shareholders with an LOI entered into prior to February 1, 2023, with a $1 million commitment) and investments in the MFS 529 Savings Plan. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder's name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder's order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds and/or any investments in the MFS 529 Savings Plan, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

• Individual accounts;

• Joint accounts;

• Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

• Certain single-participant retirement plan accounts;

• Certain Individual Retirement Accounts;

• Uniform Gifts/Transfers to Minor Acts accounts; and

• Accounts held in the name of your financial intermediary on your behalf.

In addition to the accounts set forth above which are eligible for linking, you may also combine any of your investments in the MFS 529 Savings Plan for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA and of any investments you have in the MFS 529 Savings Plan that are also able to be counted for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds and of any investments in the MFS 529 Savings Plan that you believe are eligible to be counted under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds and investments in the MFS 529 Savings Plan that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined (including any MFS 529 Savings Plan investments) when transmitting your purchase order to the fund.

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MFS Arkansas Municipal Bond Fund

Group Purchases. A bona fide group and all its members may be treated at MFD's discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A or Class A1 shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD. Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege. With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

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MFS Arkansas Municipal Bond Fund

Financial Intermediary Category II

Eligible Accounts: Accounts with Merrill Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill with the Fund

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end or contingent deferred) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end and Level Load Shares Available at Merrill

Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of

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MFS Arkansas Municipal Bond Fund

mutual fund family assets held in accounts in their Merrill Household

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

A-8

MFS Arkansas Municipal Bond Fund

Financial Intermediary Category III

Eligible Accounts: Accounts Investing in Shares of the Fund with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible only for the following front-end sales charge waivers (“ISC”) or contingent deferred sales charge (“CDSC”) waivers, as applicable, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (“ROA”) and Letter of Intent (“LOI”) programs) as described elsewhere in the fund's prospectus or SAI.

Sales Charge Waived

Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the same fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to an ISC or CDSC.

	√	√	√
D. Retirement Plans

Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions Between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√
F. Death or Disability of Owner
Redemptions due to the death or disability of the shareholder.		√	√
G. Systematic Withdrawals

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MFS Arkansas Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC

Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Redemptions made in connection with a return of excess contributions from an IRA account.		√	√
Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

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MFS Arkansas Municipal Bond Fund

Financial Intermediary Category IV

Eligible Accounts: Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund's prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

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MFS Arkansas Municipal Bond Fund

Financial Intermediary Category V

Eligible Accounts: Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. In all instances, it is the purchaser's responsibility to notify the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. As described elsewhere in the fund's prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund's prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

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MFS Arkansas Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

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MFS Arkansas Municipal Bond Fund

Financial Intermediary Category VI

Eligible Accounts: Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

A-14

MFS Arkansas Municipal Bond Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA). ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder's household at Janney. Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI). LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-15

MFS Arkansas Municipal Bond Fund

Financial Intermediary Category VII

Eligible Accounts: Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the fund's prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds, or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these breakpoints and waivers.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√

Shares exchanged in an Edward Jones fee-based program.	√	√	√	√

B. Dividend and Distribution Reinvestment

Shares purchased within the MFS fund family through reinvestment of capital gains and dividend distributions.	√

C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and other shareholders who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones' policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and one of the following applies: (a) the sale and purchase occur in the same account or (b) the sale proceeds are used to process an individual retirement account (“IRA”) contribution, excess contributions, conversion, recharacterization of contributions, or distribution, and the purchase is done in an account within the same pricing group (as determined by Edward Jones under its policies and procedures).

The Reinstatement Privilege excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

√

Shares acquired through NAV reinstatement.		√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A shares of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the fund's prospectus.

√
Shares converted from Class C into Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.	√

F. Death or Disability of Owner

A-16

MFS Arkansas Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Shares sold on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√

G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√	√
H. Benefit Responsive Waivers for Retirement Accounts

Return of excess contributions from an IRA.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the sale is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√

I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund's prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances

Shares sold at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder's account will be adjusted by selling the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the amount of the shareholder's investment with the shareholder's existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus sales or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder's account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Other Important Information Regarding Transactions Through Edward Jones

A-17

MFS Arkansas Municipal Bond Fund

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to sell at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

A-18

MFS Arkansas Municipal Bond Fund

Financial Intermediary Category VIII

Eligible Accounts: Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

A-19

MFS Arkansas Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-20

MFS Arkansas Municipal Bond Fund

Financial Intermediary Category IX

Eligible Accounts: Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√
A-21

MFS Arkansas Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-22

MFS Arkansas Municipal Bond Fund

Financial Intermediary Category X

Eligible Accounts: Accounts Investing in Shares through a J.P. Morgan Securities LLC Platform or Account Maintained at an Omnibus Level by J.P. Morgan Securities LLC with the Fund

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Transactions between Share Classes

Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

√

A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

√
B. Retirement Plans

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

√
C. J.P. Morgan Securities LLC Self-Directed Investing accounts
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.	√
D. Reinstatement Privilege
Shares purchased through rights of reinstatement.	√
Shares acquired through a right of reinstatement.		√	√
E. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).	√
F. Employees/Registered Representatives of J.P. Morgan Securities LLC
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.	√
G. Death or Disability of Owner
Shares sold upon the death or disability of the shareholder.		√	√
H. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
I. Benefit Responsive Waivers for Retirement Accounts
Shares purchased in connection with a return of excess contributions from an IRA account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

A-23

MFS Arkansas Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
J. Large Purchases
Breakpoints as described in the prospectus.	√
K. Rights of Accumulation

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

√
L. Letters of Intent
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).	√

A-24

MFS Arkansas Municipal Bond Fund

Financial Intermediary Category XI

Eligible Accounts: Accounts Investing in Shares through a Stifel Platform or Account Maintained at an Omnibus Level by Stifel with the Fund

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Stifel continually looks to provide its clients with the lowest cost share class available based on account type. Stifel reserves the right and you consent to the conversion of shares to the lowest cost share class available at Stifel if such share class becomes available or upon transfer of shares into an advisory program.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Front-end sales charge waivers on Class A shares available at Stifel

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date pursuant to Stifel’s policies and procedures. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to the conversion of Class C shares following a shorter holding period, that waiver will apply.

√

Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.	√
Shares purchased in an Stifel fee-based advisory program (often referred to as a “wrap” program).	√

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund or other fund within the MFS fund family.	√

Shares purchased from the proceeds of redemptions within the MFS fund family provided the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.

√

Shares from rollovers into Stifel from retirement plans to IRAs.	√

Purchases of 529 Plans through a rollover from another 529 plan.	√
Purchases of 529 Plans made for reinvestment of refunded amounts.	√

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to MFS, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the applicable fund’s prospectus.

√

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
B. CDSC Waivers on Class A and Class C Shares
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.		√	√
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.		√	√

A-25

MFS Arkansas Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√
Shares acquired through a right of reinstatement.		√	√
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.		√	√
Shares exchanged or sold in a Stifel fee-based program.		√	√

C. Rights of Accumulation (ROA)

ROA that entitles shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the MFS fund family held by accounts within the purchaser’s household at Stifel. Ineligible assets include holdings of MFS U.S. Government Money Market Fund and Class A shares of MFS U.S. Government Cash Reserve Fund, which do not assess a front-end sales charge. Eligible assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

√

A-26

MFS Arkansas Municipal Bond Fund

MFS Arkansas Municipal Bond Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Arkansas Municipal Bond Fund, the following documents are available free upon request:

Annual/Semiannual Reports and Form N-CSR Filings. The fund’s annual and semiannual shareholder reports and Form N-CSR contain information about the fund’s actual investments. Annual shareholder reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year. Form N-CSR includes the fund’s annual and semiannual financial statements.

Statement of Additional Information (SAI). The SAI, dated July 29, 2025, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the SAI, annual/semiannual shareholder reports, fund financial statements, and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4096.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 801 Pennsylvania Avenue Kansas City, MO 64105-1307

July 29, 2025

PROSPECTUS

MFS® California Municipal Bond Fund

The investment objective of the fund is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of California, but also considering capital appreciation.

CLASS	TICKER SYMBOL
Class A	MCFTX
Class B	MBCAX
Class C	MCCAX
Class I	MCAVX
Class R6	MPOAX

The U.S. Securities and Exchange Commission (the SEC) has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

MCA-PRO-072925

MFS California Municipal Bond Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of California, but also considering capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 12 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A	B	C	I	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	4.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	C	I	R6
Management Fee	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	None
Other Expenses	0.14%	0.14%	0.14%	0.14%	0.08%
Total Annual Fund Operating Expenses	0.84%	1.59%	1.59%	0.59%	0.53%
Fee Reductions and/or Expense Reimbursements[1]	(0.19)%	(0.19)%	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.65%	1.40%	1.55%	0.55%	0.49%

# This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1 Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS Fund Distributors, Inc. (MFD), has agreed in writing to waive the Class A and Class B service fee to 0.10% of each class' average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.65% of the class' average daily net assets annually for Class A shares, 1.40% of the class' average daily net assets annually for Class B shares, 1.55% of the class’ average daily net assets annually for Class C shares, 0.55% of the class' average daily net assets annually for Class I shares, and 0.49% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2026.

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MFS California Municipal Bond Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$489	$664	$853	$1,401
Class B Shares assuming[1]
redemption at end of period	$543	$783	$1,048	$1,672
no redemption at end of period	$143	$483	$848	$1,672
Class C Shares assuming[1]
redemption at end of period	$258	$498	$862	$1,685
no redemption at end of period	$158	$498	$862	$1,685
Class I Shares	$56	$185	$325	$734
Class R6 Shares	$50	$166	$292	$661

1 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax and personal income tax, if any, of California. However, interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax. MFS may also invest the fund's assets in taxable instruments, including municipal instruments of other states.

MFS invests a significant percentage of the fund’s assets in municipal instruments of California.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest 25% or more of the fund’s assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from U.S. federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, inverse floating rate instruments, and swaps.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative screening tools that systematically evaluate instruments may also be considered. In structuring the fund, MFS also considers top-down factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial

3

MFS California Municipal Bond Fund

condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Focus Risk: The fund’s performance will be closely tied to the economic, political, environmental, and public health conditions in California, and can be more volatile than the performance of a more geographically diversified fund. In addition, the fund's performance can also be tied to the economic and political conditions of other states and U.S. territories and possessions in which the fund is invested. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in the state, other states, or U.S. territories and possessions.

If MFS invests a significant percentage of the fund's assets in a single issuer or small number of issuers, the fund’s performance could be more volatile than the performance of more diversified funds.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart. The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

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MFS California Municipal Bond Fund

The total return for the six-month period ended June 30, 2025, was (2.08)%. During the period(s) shown in the bar chart, the highest quarterly return was 8.23% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (6.60)% (for the calendar quarter ended March 31, 2022).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2024)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	(2.01)%	(0.33)%	1.83%
C Shares	0.64%	(0.15)%	1.72%
I Shares	2.77%	0.84%	2.52%
R6 Shares	2.83%	0.92%	2.59%
A Shares	(1.64)%	(0.09)%	2.00%
Returns After Taxes on Distributions
A Shares	(1.68)%	(0.12)%	1.98%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	0.34%	0.56%	2.24%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Michael Dawson	1999	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 801 Pennsylvania Avenue, Kansas City, MO 64105-1307), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Taxes

The fund intends to distribute income that is exempt from U.S. federal income tax, but may be subject to U.S. federal alternative minimum tax. A portion of the fund’s distributions may be subject to U.S. federal income tax.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of California, but also considering

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MFS California Municipal Bond Fund

capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax and personal income tax, if any, of California. This policy may not be changed without shareholder approval. Interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax. MFS may also invest the fund's assets in taxable instruments, including municipal instruments of other states.

MFS invests a significant percentage of the fund’s assets in municipal instruments of California.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest 25% or more of the fund’s assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from U.S. federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, an issuer's governance structure and practices, social issues such as health and safety considerations, and environmental issues such as climate change impact, energy sources, and water and waste management. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Investment Types

The principal investment types in which the fund may invest are:

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Municipal Instruments: Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local governments, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as insurance, letters of credit, or guarantees. Many municipal instruments are supported by insurance, which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, interest rate, credit rating, commodity, volatility measure, or index. Derivatives involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, inverse floating rate instruments, swaps, and certain complex structured securities.

Principal Risks

The yield and share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund's portfolio, market conditions, and other

6

MFS California Municipal Bond Fund

factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not work as expected or produce the intended results. In addition, MFS or the fund's other service providers may experience disruptions or operating errors that could negatively impact the fund.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally. Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of new technologies (such as artificial intelligence); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

Interest Rate Risk: The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, general economic and market conditions, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Inflationary price movements may cause fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities or durations, or that do not pay current interest. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Fluctuations in the market price of fixed-rate instruments held by the fund may not affect interest income derived from those instruments, but may nonetheless affect the fund's share price, especially if an instrument has a longer maturity or duration and is therefore more sensitive to changes in interest rates.

Credit Risk: The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including mortgage-backed securities and other securitized instruments and some municipal instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Focus Risk: The fund’s performance will be closely tied to issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions in California, and can be more volatile than the performance of a more geographically diversified fund. In addition, the fund's performance can also be tied to these conditions in other states and U.S. territories and possessions in which the fund is invested. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in California, other states, or U.S. territories and possessions. The budgets of many of California’s political

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MFS California Municipal Bond Fund

subdivisions are beset by structural imbalances and/or volatility (as, to a significantly lesser degree, after the enactment of many reforms, is the State). Voter-passed initiatives limit the ability of government to raise additional revenues, particularly with respect to real property taxes. California is thus overly reliant on income tax revenues (particularly capital gains) which are typically hard hit in a recession. The ability to cut expenditures is, at the same time, limited, as the State and local governments are constitutionally required to guarantee a minimum level of spending on certain governmental programs, including most materially, on public education. In addition, the State still faces tens of billions of dollars of unfunded pension and retiree healthcare obligations. Certain policies implemented by the federal government may also have a significant impact on the State’s financial performance, including mass deportations of undocumented workers and tariffs impacting international trade. These policies could result in decreased tax revenues. A prolonged increase in unemployment or a significant decline in the local and/or national economies could result in decreased tax revenues.

In the past several years, Puerto Rico and its instrumentalities have faced severe fiscal and economic crises. Puerto Rico and its instrumentalities have defaulted on multiple debt obligations in recent years, and certain issuers of Puerto Rico municipal instruments have filed for bankruptcy. Such developments, along with the general fiscal and economic crises in Puerto Rico, could significantly adversely affect the price of Puerto Rican municipal instruments. The outcome of the debt restructurings of certain issuers of Puerto Rico municipal instruments is uncertain and could adversely affect the fund. The credit ratings for U.S. Virgin Island municipal instruments have been downgraded in recent years as a result of the U.S. Virgin Islands' weak financial position and liquidity, and certain rating agencies have withdrawn the credit ratings for certain U.S. Virgin Island municipal instruments. The general fiscal and economic difficulties of the U.S. Virgin Islands could significantly affect the price of U.S. Virgin Island municipal instruments. The economy of Guam is heavily dependent on tourism and the U.S. military. A significant decline in the fiscal and economic conditions in Puerto Rico, the U.S. Virgin Islands, and Guam could result in decreased tax revenues and could significantly affect the price of municipal instruments for these U.S. territories.

If MFS invests a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance will be affected by economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that impact that one issuer or issuers, could be closely tied to the value of that issuer or issuers, and could be more volatile than the performance of more diversified funds.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, market and economic conditions and developments, issuer, industry-specific and other conditions, including as the result of events that cannot be reasonably anticipated or controlled such as social conflict or unrest, labor disruption and natural disasters. Municipal instruments can be less liquid than other types of investments and there may be less publicly available information about the issuers of municipal instruments compared to other issuers. If the Internal Revenue Service (the IRS) or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. Factors contributing to the economic stress on municipal issuers may include a decrease in revenues supporting the issuer's bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Prepayment/Extension Risk: Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate debt instruments, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the

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MFS California Municipal Bond Fund

instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including trading halts, sanctions, or wars. Investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment may also adversely affect liquidity. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund. In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors' interests in the fund. The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk:  From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make (individually or collectively) relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. The effects of taxable income and/or gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income rate for shareholders who hold fund shares in a taxable vehicle. In addition, a large redemption could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would. A number of circumstances may cause the fund to experience large redemptions or purchases, such as changes in the eligibility criteria for the fund or a share class of the fund; liquidations, reorganizations, repositionings, or other announced fund events; or changes in investment objectives, strategies, policies, risks or investment personnel.

Other Investment Strategies and Risks

Active and Frequent Trading: MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies. Frequent trading may increase transaction costs, which can reduce the fund's return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Operational and Cybersecurity Risk: The fund and its service providers, and your ability to transact with the fund, may be negatively impacted due to operational matters arising from, among other issues, human errors, systems and technology disruptions or failures, fraudulent activities, or cybersecurity incidents. Operational issues and cybersecurity incidents may cause the fund or its service providers, as well as securities trading venues and other market participants, to suffer data corruption and/or lose operational functionality, and could, among other things, interfere with the processing of shareholder transactions, impair the ability to calculate the fund's net asset value per share, impede trading of portfolio securities, and result in the theft, misuse, and/or improper release of confidential information relating to the fund or its shareholders. Such operational issues and cybersecurity incidents may result in losses to the fund and its shareholders. Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. In addition, the rapid development and increasingly widespread use of new technologies, including machine learning technology and generative models could exacerbate these risks. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the fund and its service providers to plan for or respond to a cyberattack. Information relating to the Fund’s investments is delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Temporary Defensive Strategy: In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks: Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

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MFS California Municipal Bond Fund

For the fiscal year ended March 31, 2025, the fund paid MFS an effective management fee equal to 0.44% of the fund’s average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.45% of the fund’s average daily net assets annually.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the fund's average daily net assets.

MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.65% of the class' average daily net assets annually for Class A shares, 1.40% of the class' average daily net assets annually for Class B shares, 1.55% of the class’ average daily net assets annually for Class C shares, 0.55% of the class' average daily net assets annually for Class I shares, and 0.49% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2026.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s Form N-CSR filed with the SEC for the period ended September 30, 2024, and in the related financial statements posted online at funds.mfs.com.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $619 billion as of May 31, 2025.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund's name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Michael Dawson	Portfolio Manager	Employed in the investment area of MFS since 1998

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class C, Class I, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A, Class B, and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

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MFS California Municipal Bond Fund

• certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

• defined benefit retirement plans, endowments, or foundations;

• bank trust departments or law firms acting as trustee or manager for trust accounts;

• investors who purchase shares through asset-based fee programs available through financial intermediaries;

• employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law; and

• trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A, Class B, or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor's account. (Please see "Conversion Among Share Classes" below.)

Class R6 shares generally are available only to the following eligible investors:

• eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level ("Employer Retirement Plans"));

• health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

• investment companies distributed by MFD;

• endowments and foundations, local, city, and state agencies (or entities acting on their behalf);

• funded welfare benefit plans (e.g., Voluntary Employees' Beneficiary Association (VEBA) and Other Post-Employment Benefits (OPEB) plans);

• unaffiliated registered investment companies;

• collective investment trusts;

• investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs;

• Section 529 tuition plans that have entered into an agreement with MFD to purchase Class R6 shares; and

• MFS Development Funds, LLC, pooled investment vehicles established by MFS for the purpose of establishing a performance record to enable MFS and its subsidiaries to offer such vehicle’s investment style to clients.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

If you hold Class C shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C shares in your account convert to Class A shares, a proportionate number of the Class C shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C shares through a financial intermediary, Class C shares may be automatically exchanged for Class A shares of the fund under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions. Please consult your financial intermediary for more information.

Class C shareholders of the fund may be able to convert their shares to Class A shares of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD. Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

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MFS California Municipal Bond Fund

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any. Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A, Class B, or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD. If your Class A, Class B, or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares. Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A, Class B, or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for U.S. federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A, Class B, or Class C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Further details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares. You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 or more	None	None

* Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $250,000 or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares. Class B shares are not subject to an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class C Shares. You may purchase Class C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares. Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R6 Shares. Eligible investors may purchase Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC. As discussed above, certain investments in Class A, Class B, and Class C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class B, and Class C shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%

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MFS California Municipal Bond Fund

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class' 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate. MFD has agreed in writing to waive the Class A and Class B service fee to 0.10% of each class' average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2026.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I or Class R6 shares.

Financial Intermediary Compensation

The term "financial intermediary" refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries receive up-front commissions of up to the following percentage amount(s) for sales of the following share class(es):

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	4.25%
Class B	3.75%
Class C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the "Fees and Expenses" table in the fund's prospectus. MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary's preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary. In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary's representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary's distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund's purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of the fund through a retirement account, Section 529 tuition plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial

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intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration. You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Class A, Class B, and Class C Shares. You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $249,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $249,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $249,999, respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I and Class R6 Shares. You can establish an account through your financial intermediary or by contacting MFSC directly. You can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

• Mail. You may purchase additional shares by mailing a check with your investment instructions to MFSC.

• Telephone. You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application. Purchases via telephone are not available for certain types of accounts.

• Internet. You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R6 shares and certain types of accounts.

• Wire. To purchase additional shares by wire, call MFSC for instructions.

• Automatic Investment Plan. You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary. You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC's Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House. However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected. Receiving and collecting payment can take up to seven business days after a purchase. You can avoid this delay by purchasing shares by wire transfer.

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MFS California Municipal Bond Fund

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit. The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

• Mail. To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

• Telephone. If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

• Internet. If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R6 shares and certain types of accounts.

• Systematic Withdrawal Plan (not available for Class R6 shares). If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan). Please contact MFSC or your financial intermediary for details.

• Checkwriting. You may redeem your Class A and Class C shares by writing checks against your account. There is no charge for this service. You must elect this privilege on your account application to use this service. Shares in your account equal in value to the amount of the check plus the applicable CDSC (if any) and any income tax required to be withheld (if any), are redeemed to cover the amount of the check. If your account value is not great enough to cover these amounts, your check will be dishonored. Checkwriting is not available for all accounts.

Redeeming Through Your Financial Intermediary. You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation. If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates. If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions. Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, Class C, or Class I shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions. Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder's account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege. You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and

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MFS California Municipal Bond Fund

the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R6 shares). If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC's judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks. To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., disruptive frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund's portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Frequent Trading. The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $25,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to Section 529 tuition plans and MFS money market funds, or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations). MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $26,000 from the fund into two other MFS funds, by exchanging $13,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $25,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders. For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself. Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections, or cancellations imposed on the account. If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections, or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections, or cancellations imposed on the omnibus

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MFS California Municipal Bond Fund

account. Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading. Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy. You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership, control, or influence. Any or all of these parameters (including those not listed) may change at any time. If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading that is disruptive to a fund. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If disruptive frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary. In reviewing trading activity, MFSC may determine that certain transactions entered into for legitimate purposes do not represent frequent trading activity that is disruptive to a fund.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts. MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors. MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries. There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions. MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC. Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cybersecurity incident).

Unclaimed Accounts and Uncashed Checks. If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state's abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the IRS considers the transfer a taxable distribution subject to U.S. federal income tax withholding and reporting. The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions. U.S. law requires the fund to implement policies and procedures reasonably designed to prevent, detect, and report money laundering and other illegal activity. The fund, consistent with applicable U.S. law, may redeem your shares and close your account; suspend, restrict, or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if MFSC is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements. Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund's assets are traded in other markets on days when the fund does not price its shares, the value of the fund's assets will likely change when you will not be able to purchase or redeem shares of the fund.

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MFS California Municipal Bond Fund

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments to MFS pursuant to the fund's valuation policy and procedures approved by the Board of Trustees. The Board of Trustees has designated MFS as the "valuation designee" of the fund. As valuation designee, MFS will determine the fair value, in good faith, of securities and other instruments held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply, and test fair value methodologies, and oversee and evaluate pricing services used in valuing the fund's investments. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with the fair valuation policy and procedures adopted by MFS.

Under the fund's valuation policy and procedures, market quotations are not considered to be readily available for debt instruments and many types of derivatives. These investments are generally valued at fair value as determined by MFS based on information from third-party pricing services or otherwise determined by MFS in accordance with its fair valuation policy and procedures. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads, and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but the fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost, and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare a dividend daily and to pay any dividends to shareholders at least monthly.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, Class C, and Class I shares:

• Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

• Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

• Dividend and capital gain distributions in cash; or

• Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R6 shares can only be reinvested in additional shares of the fund, except (i) certain institutional shareholders, (ii) shareholders who purchase shares through brokerage programs of certain financial intermediaries, and (iii) shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible U.S. federal, state, and local and non-U.S. taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts such as retirement plans or by shareholders that are not "United States persons" under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

The fund expects to distribute substantially all of its income and gains annually. You may receive three different types of distributions from the fund: exempt-interest dividends; ordinary dividends; and capital gain dividends. Most distributions will be exempt-interest dividends, which are exempt from U.S. federal income tax. Ordinary dividends are normally subject to U.S. federal income tax at ordinary income tax rates. (The fund does not expect any distributions to be treated as qualified dividend income, which is taxed to individuals at reduced rates.) Distributions designated as capital gain dividends are taxable as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Any taxes that you pay on a distribution will be the same whether you receive the distribution in cash or have it reinvested in additional shares of the fund. If you buy shares when a fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution if you continue to hold the shares through that distribution’s record date.

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MFS California Municipal Bond Fund

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

The fund's investments in derivatives may subject the fund to special tax rules that can affect the amount, timing or character of fund income and distributions to shareholders. The fund’s investments in certain debt instruments may cause the fund to recognize income in excess of the cash generated by such instruments. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the fund may have on the U.S. federal taxation of your benefits. In addition, an investment in the fund may result in liability for U.S. federal alternative minimum tax for individual shareholders.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates, and trusts to the extent their income exceeds certain threshold amounts.

The IRS Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for U.S. federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form is available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

State Tax Considerations. As long as the fund qualifies for treatment as a regulated investment company, it will not need to pay Massachusetts income or corporate excise tax.

The following discussion of state income tax considerations is very general and is directed at shareholders who are residents of California. In order for any portion of the fund’s distributions to be exempt from state personal income tax, the fund and its investments may have to meet certain requirements. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation.

For California personal income tax purposes, distributions derived from interest on: (i) municipal obligations of the State of California and political subdivisions thereof, and (ii) qualifying obligations issued by the United States and its territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to California personal income tax.

If you are not a resident of California, then your distributions from the fund, including exempt-interest dividends, will generally be subject to state income tax.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Shareholder Reports and Summary Prospectuses

The fund produces shareholder reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual shareholder report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund's most recently completed fiscal year expressed as a percentage of a class' average net assets during the period. Annual fund operating expenses have not been adjusted to reflect the fund's current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on June 18, 1985, with the offering of Class A shares, and subsequently offered Class B shares on September 7, 1993, Class C shares on January 3, 1994, Class I shares on April 1, 2016, and Class R6 shares on August 1, 2017.

In the "Performance Table," performance for each of Class I and Class R6 shares includes the performance of the fund's Class A shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

19

MFS California Municipal Bond Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is filed with the SEC on Form N-CSR and is available online at funds.mfs.com and upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

	Year ended
Class A	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$5.58	$5.53	$5.87	$6.24	$5.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.18	$0.17	$0.14	$0.15
Net realized and unrealized gain (loss)	(0.11)	0.06	(0.34)	(0.37)	0.28
Total from investment operations	$0.08	$0.24	$(0.17)	$(0.23)	$0.43
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.19)	$(0.17)	$(0.14)	$(0.16)
Net asset value, end of period (x)	$5.47	$5.58	$5.53	$5.87	$6.24
Total return (%) (r)(s)(t)(x)	1.40	4.49	(2.83)	(3.82)	7.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	0.85	0.86	0.84	0.84
Expenses after expense reductions (f)	0.68	0.69	0.70	0.68	0.68
Net investment income (loss)	3.39	3.36	3.00	2.22	2.50
Portfolio turnover rate	10	23	36	25	31
Net assets at end of period (000 omitted)	$446,694	$370,354	$303,141	$362,465	$396,643
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.68	N/A	N/A	N/A	N/A

	Year ended
Class B	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$5.58	$5.53	$5.87	$6.24	$5.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.14	$0.12	$0.09	$0.11
Net realized and unrealized gain (loss)	(0.11)	0.06	(0.33)	(0.37)	0.27
Total from investment operations	$0.04	$0.20	$(0.21)	$(0.28)	$0.38
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.15)	$(0.13)	$(0.09)	$(0.11)
Net asset value, end of period (x)	$5.47	$5.58	$5.53	$5.87	$6.24
Total return (%) (r)(s)(t)(x)	0.65	3.72	(3.55)	(4.54)	6.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	1.61	1.61	1.59	1.59
Expenses after expense reductions (f)	1.43	1.44	1.45	1.43	1.43
Net investment income (loss)	2.63	2.61	2.23	1.48	1.78
Portfolio turnover rate	10	23	36	25	31
Net assets at end of period (000 omitted)	$112	$226	$247	$451	$627
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.42	N/A	N/A	N/A	N/A

20

MFS California Municipal Bond Fund

	Year ended
Class C	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$5.60	$5.55	$5.88	$6.26	$5.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.13	$0.12	$0.08	$0.10
Net realized and unrealized gain (loss)	(0.12)	0.06	(0.33)	(0.38)	0.27
Total from investment operations	$0.02	$0.19	$(0.21)	$(0.30)	$0.37
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.14)	$(0.12)	$(0.08)	$(0.10)
Net asset value, end of period (x)	$5.48	$5.60	$5.55	$5.88	$6.26
Total return (%) (r)(s)(t)(x)	0.33	3.56	(3.51)	(4.83)	6.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	1.61	1.61	1.59	1.59
Expenses after expense reductions (f)	1.58	1.59	1.60	1.58	1.58
Net investment income (loss)	2.49	2.45	2.08	1.33	1.62
Portfolio turnover rate	10	23	36	25	31
Net assets at end of period (000 omitted)	$7,556	$10,808	$11,377	$16,767	$21,410
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.57	N/A	N/A	N/A	N/A

	Year ended
Class I	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.09	$9.00	$9.55	$10.16	$9.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.31	$0.28	$0.24	$0.26
Net realized and unrealized gain (loss)	(0.19)	0.10	(0.54)	(0.61)	0.46
Total from investment operations	$0.13	$0.41	$(0.26)	$(0.37)	$0.72
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.32)	$(0.29)	$(0.24)	$(0.27)
Net asset value, end of period (x)	$8.90	$9.09	$9.00	$9.55	$10.16
Total return (%) (r)(s)(t)(x)	1.38	4.70	(2.70)	(3.80)	7.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	0.60	0.61	0.59	0.59
Expenses after expense reductions (f)	0.58	0.59	0.59	0.58	0.58
Net investment income (loss)	3.48	3.46	3.08	2.32	2.60
Portfolio turnover rate	10	23	36	25	31
Net assets at end of period (000 omitted)	$153,421	$133,604	$124,323	$153,882	$157,366
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.58	N/A	N/A	N/A	N/A

21

MFS California Municipal Bond Fund

	Year ended
Class R6	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.08	$9.00	$9.54	$10.16	$9.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.31	$0.29	$0.24	$0.27
Net realized and unrealized gain (loss)	(0.19)	0.10	(0.54)	(0.62)	0.45
Total from investment operations	$0.13	$0.41	$(0.25)	$(0.38)	$0.72
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.33)	$(0.29)	$(0.24)	$(0.27)
Net asset value, end of period (x)	$8.89	$9.08	$9.00	$9.54	$10.16
Total return (%) (r)(s)(t)(x)	1.45	4.65	(2.52)	(3.83)	7.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	0.54	0.53	0.52	0.52
Expenses after expense reductions (f)	0.51	0.52	0.52	0.50	0.51
Net investment income (loss)	3.55	3.52	3.18	2.39	2.66
Portfolio turnover rate	10	23	36	25	31
Net assets at end of period (000 omitted)	$91,950	$72,646	$56,005	$53,240	$40,556
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.51	N/A	N/A	N/A	N/A

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.

(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

22

MFS California Municipal Bond Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary. The following Categories of waivers and reductions apply:

• Merrill Lynch (Merrill) – If Merrill is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill with the fund, Category II waivers apply.

• Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

• Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

• Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

• Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

• Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

• D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

• Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

• J.P. Morgan Securities LLC – If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.

• Stifel, Nicolaus & Company, Incorporated (Stifel) – If you are invested in shares of the fund through an applicable Stifel brokerage account, Category XI waivers apply.

• All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – XI.

Not all MFS funds offer each share class. In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund or MFS U.S. Government Cash Reserve Fund into Class A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

• the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

• the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

• the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of FINRA.

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS California Municipal Bond Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts: Accounts that are not Eligible for Financial Intermediary Categories II – XI

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs; the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees), and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers, and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√

A-2

MFS California Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class C shares to Class A shares of the same fund.	√	√

In connection with a conversion from Class C shares to Class A shares of the same fund if the shareholder's financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived for purchases in excess of the maximum breakpoint amount described under "Description of Share Classes – Sales Charges and Waivers and Reductions" in the fund's prospectus.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

√

A-3

MFS California Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
O. Miscellaneous

In connection with settlements reached between certain broker/dealers and FINRA, the SEC, and/or other regulatory bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the fund and concurrently purchase Class A shares without paying an initial sales charge.

	√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund's prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Nationwide Financial Services, Inc.; GWFS Equities, Inc.; E*TRADE Securities LLC; and Nationwide Securities LLC.

	√	√

Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√

In connection with a direct rollover of units from the MFS 529 Savings Plan to a Roth IRA held directly with MFSC pursuant to Section 126 of the SECURE 2.0 Act. Transfers of holdings of MFS Funds to a Roth IRA held with a brokerage firm or other financial intermediary and not established through MFSC are subject to the policies of such brokerage firm or financial intermediary which may differ with respect to such rollovers.

√

B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP, or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability, or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement, and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in U.S. Treasury Department Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA, or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

A-4

MFS California Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for shareholders with an LOI entered into prior to February 1, 2023, with a $1 million commitment) and investments in the MFS 529 Savings Plan. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder's name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder's order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds and/or any investments in the MFS 529 Savings Plan, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

• Individual accounts;

• Joint accounts;

• Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

• Certain single-participant retirement plan accounts;

• Certain Individual Retirement Accounts;

• Uniform Gifts/Transfers to Minor Acts accounts; and

• Accounts held in the name of your financial intermediary on your behalf.

In addition to the accounts set forth above which are eligible for linking, you may also combine any of your investments in the MFS 529 Savings Plan for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA and of any investments you have in the MFS 529 Savings Plan that are also able to be counted for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds and of any investments in the MFS 529 Savings Plan that you believe are eligible to be counted under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds and investments in the MFS 529 Savings Plan that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined (including any MFS 529 Savings Plan investments) when transmitting your purchase order to the fund.

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MFS California Municipal Bond Fund

Group Purchases. A bona fide group and all its members may be treated at MFD's discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A or Class A1 shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD. Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege. With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

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MFS California Municipal Bond Fund

Financial Intermediary Category II

Eligible Accounts: Accounts with Merrill Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill with the Fund

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end or contingent deferred) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end and Level Load Shares Available at Merrill

Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of

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MFS California Municipal Bond Fund

mutual fund family assets held in accounts in their Merrill Household

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

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MFS California Municipal Bond Fund

Financial Intermediary Category III

Eligible Accounts: Accounts Investing in Shares of the Fund with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible only for the following front-end sales charge waivers (“ISC”) or contingent deferred sales charge (“CDSC”) waivers, as applicable, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (“ROA”) and Letter of Intent (“LOI”) programs) as described elsewhere in the fund's prospectus or SAI.

Sales Charge Waived

Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the same fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to an ISC or CDSC.

	√	√	√
D. Retirement Plans

Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions Between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√
F. Death or Disability of Owner
Redemptions due to the death or disability of the shareholder.		√	√
G. Systematic Withdrawals

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MFS California Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC

Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Redemptions made in connection with a return of excess contributions from an IRA account.		√	√
Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

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MFS California Municipal Bond Fund

Financial Intermediary Category IV

Eligible Accounts: Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund's prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

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MFS California Municipal Bond Fund

Financial Intermediary Category V

Eligible Accounts: Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. In all instances, it is the purchaser's responsibility to notify the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. As described elsewhere in the fund's prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund's prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

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MFS California Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

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MFS California Municipal Bond Fund

Financial Intermediary Category VI

Eligible Accounts: Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

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MFS California Municipal Bond Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA). ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder's household at Janney. Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI). LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

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MFS California Municipal Bond Fund

Financial Intermediary Category VII

Eligible Accounts: Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the fund's prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds, or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these breakpoints and waivers.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√

Shares exchanged in an Edward Jones fee-based program.	√	√	√	√

B. Dividend and Distribution Reinvestment

Shares purchased within the MFS fund family through reinvestment of capital gains and dividend distributions.	√

C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and other shareholders who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones' policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and one of the following applies: (a) the sale and purchase occur in the same account or (b) the sale proceeds are used to process an individual retirement account (“IRA”) contribution, excess contributions, conversion, recharacterization of contributions, or distribution, and the purchase is done in an account within the same pricing group (as determined by Edward Jones under its policies and procedures).

The Reinstatement Privilege excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

√

Shares acquired through NAV reinstatement.		√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A shares of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the fund's prospectus.

√
Shares converted from Class C into Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.	√

F. Death or Disability of Owner
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MFS California Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Shares sold on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√

G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√	√
H. Benefit Responsive Waivers for Retirement Accounts

Return of excess contributions from an IRA.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the sale is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√

I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund's prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances

Shares sold at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder's account will be adjusted by selling the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the amount of the shareholder's investment with the shareholder's existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus sales or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder's account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Other Important Information Regarding Transactions Through Edward Jones

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MFS California Municipal Bond Fund

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to sell at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

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MFS California Municipal Bond Fund

Financial Intermediary Category VIII

Eligible Accounts: Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

A-19

MFS California Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-20

MFS California Municipal Bond Fund

Financial Intermediary Category IX

Eligible Accounts: Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-21

MFS California Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-22

MFS California Municipal Bond Fund

Financial Intermediary Category X

Eligible Accounts: Accounts Investing in Shares through a J.P. Morgan Securities LLC Platform or Account Maintained at an Omnibus Level by J.P. Morgan Securities LLC with the Fund

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Transactions between Share Classes

Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

√

A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

√
B. Retirement Plans

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

√
C. J.P. Morgan Securities LLC Self-Directed Investing accounts
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.	√
D. Reinstatement Privilege
Shares purchased through rights of reinstatement.	√
Shares acquired through a right of reinstatement.		√	√
E. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).	√
F. Employees/Registered Representatives of J.P. Morgan Securities LLC
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.	√
G. Death or Disability of Owner
Shares sold upon the death or disability of the shareholder.		√	√
H. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
I. Benefit Responsive Waivers for Retirement Accounts
Shares purchased in connection with a return of excess contributions from an IRA account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

A-23

MFS California Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
J. Large Purchases
Breakpoints as described in the prospectus.	√
K. Rights of Accumulation

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

√
L. Letters of Intent
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).	√

A-24

MFS California Municipal Bond Fund

Financial Intermediary Category XI

Eligible Accounts: Accounts Investing in Shares through a Stifel Platform or Account Maintained at an Omnibus Level by Stifel with the Fund

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Stifel continually looks to provide its clients with the lowest cost share class available based on account type. Stifel reserves the right and you consent to the conversion of shares to the lowest cost share class available at Stifel if such share class becomes available or upon transfer of shares into an advisory program.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Front-end sales charge waivers on Class A shares available at Stifel

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date pursuant to Stifel’s policies and procedures. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to the conversion of Class C shares following a shorter holding period, that waiver will apply.

√

Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.	√
Shares purchased in an Stifel fee-based advisory program (often referred to as a “wrap” program).	√

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund or other fund within the MFS fund family.	√

Shares purchased from the proceeds of redemptions within the MFS fund family provided the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.

√

Shares from rollovers into Stifel from retirement plans to IRAs.	√

Purchases of 529 Plans through a rollover from another 529 plan.	√
Purchases of 529 Plans made for reinvestment of refunded amounts.	√

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to MFS, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the applicable fund’s prospectus.

√

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
B. CDSC Waivers on Class A and Class C Shares
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.		√	√
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.		√	√

A-25

MFS California Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√
Shares acquired through a right of reinstatement.		√	√
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.		√	√
Shares exchanged or sold in a Stifel fee-based program.		√	√

C. Rights of Accumulation (ROA)

ROA that entitles shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the MFS fund family held by accounts within the purchaser’s household at Stifel. Ineligible assets include holdings of MFS U.S. Government Money Market Fund and Class A shares of MFS U.S. Government Cash Reserve Fund, which do not assess a front-end sales charge. Eligible assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

√

A-26

MFS California Municipal Bond Fund

MFS California Municipal Bond Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS California Municipal Bond Fund, the following documents are available free upon request:

Annual/Semiannual Reports and Form N-CSR Filings. The fund’s annual and semiannual shareholder reports and Form N-CSR contain information about the fund’s actual investments. Annual shareholder reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year. Form N-CSR includes the fund’s annual and semiannual financial statements.

Statement of Additional Information (SAI). The SAI, dated July 29, 2025, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the SAI, annual/semiannual shareholder reports, fund financial statements, and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4096.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 801 Pennsylvania Avenue Kansas City, MO 64105-1307

July 29, 2025

PROSPECTUS

MFS® Georgia Municipal Bond Fund

The investment objective of the fund is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Georgia, but also considering capital appreciation.

CLASS	TICKER SYMBOL
Class A	MMGAX
Class B	MBGAX
Class I	MGATX
Class R6	MPGOX

The U.S. Securities and Exchange Commission (the SEC) has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

MGA-PRO-072925

MFS Georgia Municipal Bond Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Georgia, but also considering capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A	B	I	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	I	R6
Management Fee	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.29%	0.29%	0.29%	0.23%
Total Annual Fund Operating Expenses	0.99%	1.74%	0.74%	0.68%
Fee Reductions and/or Expense Reimbursements[1]	(0.09)%	(0.09)%	(0.09)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.90%	1.65%	0.65%	0.60%

# This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1 Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.90% of the class' average daily net assets annually for Class A shares, 1.65% of the class' average daily net assets annually for Class B shares, 0.65% of the class' average daily net assets annually for Class I shares, and 0.60% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

2

MFS Georgia Municipal Bond Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$513	$718	$940	$1,579
Class B Shares assuming[1]
redemption at end of period	$568	$839	$1,135	$1,846
no redemption at end of period	$168	$539	$935	$1,846
Class I Shares	$66	$228	$403	$910
Class R6 Shares	$61	$210	$371	$839

1 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax and personal income tax, if any, of Georgia. However, interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax. MFS may also invest the fund's assets in taxable instruments, including municipal instruments of other states.

MFS invests a significant percentage of the fund’s assets in municipal instruments of Georgia.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest 25% or more of the fund’s assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from U.S. federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, inverse floating rate instruments, and swaps.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative screening tools that systematically evaluate instruments may also be considered. In structuring the fund, MFS also considers top-down factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic

3

MFS Georgia Municipal Bond Fund

stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Focus Risk: The fund’s performance will be closely tied to the economic, political, environmental, and public health conditions in Georgia, and can be more volatile than the performance of a more geographically diversified fund. In addition, the fund's performance can also be tied to the economic and political conditions of other states and U.S. territories and possessions in which the fund is invested. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in the state, other states, or U.S. territories and possessions.

If MFS invests a significant percentage of the fund's assets in a single issuer or small number of issuers, the fund’s performance could be more volatile than the performance of more diversified funds.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart. The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

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MFS Georgia Municipal Bond Fund

The total return for the six-month period ended June 30, 2025, was (1.68)%. During the period(s) shown in the bar chart, the highest quarterly return was 8.44% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (6.01)% (for the calendar quarter ended March 31, 2022).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2024)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	(2.81)%	(0.57)%	1.15%
I Shares	2.16%	0.80%	1.99%
R6 Shares	2.22%	0.85%	2.04%
A Shares	(2.42)%	(0.33)%	1.31%
Returns After Taxes on Distributions
A Shares	(2.45)%	(0.34)%	1.30%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	(0.33)%	0.25%	1.59%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Michael Dawson	1999	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 801 Pennsylvania Avenue, Kansas City, MO 64105-1307), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Taxes

The fund intends to distribute income that is exempt from U.S. federal income tax, but may be subject to U.S. federal alternative minimum tax. A portion of the fund’s distributions may be subject to U.S. federal income tax.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Georgia, but also considering capital

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MFS Georgia Municipal Bond Fund

appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax and personal income tax, if any, of Georgia. This policy may not be changed without shareholder approval. Interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax. MFS may also invest the fund's assets in taxable instruments, including municipal instruments of other states.

MFS invests a significant percentage of the fund’s assets in municipal instruments of Georgia.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest 25% or more of the fund’s assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from U.S. federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, an issuer's governance structure and practices, social issues such as health and safety considerations, and environmental issues such as climate change impact, energy sources, and water and waste management. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Investment Types

The principal investment types in which the fund may invest are:

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Municipal Instruments: Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local governments, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as insurance, letters of credit, or guarantees. Many municipal instruments are supported by insurance, which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, interest rate, credit rating, commodity, volatility measure, or index. Derivatives involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, inverse floating rate instruments, swaps, and certain complex structured securities.

Principal Risks

The yield and share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund's portfolio, market conditions, and other

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MFS Georgia Municipal Bond Fund

factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not work as expected or produce the intended results. In addition, MFS or the fund's other service providers may experience disruptions or operating errors that could negatively impact the fund.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally. Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of new technologies (such as artificial intelligence); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

Interest Rate Risk: The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, general economic and market conditions, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Inflationary price movements may cause fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities or durations, or that do not pay current interest. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Fluctuations in the market price of fixed-rate instruments held by the fund may not affect interest income derived from those instruments, but may nonetheless affect the fund's share price, especially if an instrument has a longer maturity or duration and is therefore more sensitive to changes in interest rates.

Credit Risk: The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including mortgage-backed securities and other securitized instruments and some municipal instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Focus Risk: The fund’s performance will be closely tied to issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions in Georgia, and can be more volatile than the performance of a more geographically diversified fund. In addition, the fund's performance can also be tied to these conditions in other states and U.S. territories and possessions in which the fund is invested. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in Georgia, other states, or U.S. territories and possessions. According to the U.S. Bureau of Economic Analysis,

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MFS Georgia Municipal Bond Fund

in 2024, Georgia's current dollar gross domestic product (GDP) was $882,534.5 million and ranked 8th in the U.S; further, Georgia's real GDP grew 3.4% while the 2023-2024 national change was 2.8%. In 2024, the largest industry in Georgia was finance, insurance, real estate, rental, and leasing, which accounted for 21.8% of Georgia's GDP and had a 2.4% real growth. The second largest industry was professional and business services, which accounted for 13.0% of Georgia's GDP and had a 1.8% real growth. The largest contributor to real GDP growth in Georgia was retail trade, which accounted for 0.54% of the total growth in real GDP. The second largest contributor to real GDP growth was finance, insurance, real estate, and rental and leasing, which accounted for 0.52% of total growth in real GDP. In June 2024, Georgia's seasonally-adjusted unemployment rate was 3.6%, an increase from the rate of 3.3% in June 2023 and 0.5% less than the overall national unemployment rate in June 2024, according to the U.S. Bureau of Labor Statistics. A prolonged increase in unemployment or a significant decline in the local and/or national economies could result in decreased tax revenues.

In the past several years, Puerto Rico and its instrumentalities have faced severe fiscal and economic crises. Puerto Rico and its instrumentalities have defaulted on multiple debt obligations in recent years, and certain issuers of Puerto Rico municipal instruments have filed for bankruptcy. Such developments, along with the general fiscal and economic crises in Puerto Rico, could significantly adversely affect the price of Puerto Rican municipal instruments. The outcome of the debt restructurings of certain issuers of Puerto Rico municipal instruments is uncertain and could adversely affect the fund. The credit ratings for U.S. Virgin Island municipal instruments have been downgraded in recent years as a result of the U.S. Virgin Islands' weak financial position and liquidity, and certain rating agencies have withdrawn the credit ratings for certain U.S. Virgin Island municipal instruments. The general fiscal and economic difficulties of the U.S. Virgin Islands could significantly affect the price of U.S. Virgin Island municipal instruments. The economy of Guam is heavily dependent on tourism and the U.S. military. A significant decline in the fiscal and economic conditions in Puerto Rico, the U.S. Virgin Islands, and Guam could result in decreased tax revenues and could significantly affect the price of municipal instruments for these U.S. territories.

If MFS invests a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance will be affected by economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that impact that one issuer or issuers, could be closely tied to the value of that issuer or issuers, and could be more volatile than the performance of more diversified funds.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, market and economic conditions and developments, issuer, industry-specific and other conditions, including as the result of events that cannot be reasonably anticipated or controlled such as social conflict or unrest, labor disruption and natural disasters. Municipal instruments can be less liquid than other types of investments and there may be less publicly available information about the issuers of municipal instruments compared to other issuers. If the Internal Revenue Service (the IRS) or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. Factors contributing to the economic stress on municipal issuers may include a decrease in revenues supporting the issuer's bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Prepayment/Extension Risk: Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate debt instruments, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the

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MFS Georgia Municipal Bond Fund

instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including trading halts, sanctions, or wars. Investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment may also adversely affect liquidity. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund. In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors' interests in the fund. The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk:  From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make (individually or collectively) relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. The effects of taxable income and/or gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income rate for shareholders who hold fund shares in a taxable vehicle. In addition, a large redemption could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would. A number of circumstances may cause the fund to experience large redemptions or purchases, such as changes in the eligibility criteria for the fund or a share class of the fund; liquidations, reorganizations, repositionings, or other announced fund events; or changes in investment objectives, strategies, policies, risks or investment personnel.

Other Investment Strategies and Risks

Active and Frequent Trading: MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies. Frequent trading may increase transaction costs, which can reduce the fund's return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Operational and Cybersecurity Risk: The fund and its service providers, and your ability to transact with the fund, may be negatively impacted due to operational matters arising from, among other issues, human errors, systems and technology disruptions or failures, fraudulent activities, or cybersecurity incidents. Operational issues and cybersecurity incidents may cause the fund or its service providers, as well as securities trading venues and other market participants, to suffer data corruption and/or lose operational functionality, and could, among other things, interfere with the processing of shareholder transactions, impair the ability to calculate the fund's net asset value per share, impede trading of portfolio securities, and result in the theft, misuse, and/or improper release of confidential information relating to the fund or its shareholders. Such operational issues and cybersecurity incidents may result in losses to the fund and its shareholders. Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. In addition, the rapid development and increasingly widespread use of new technologies, including machine learning technology and generative models could exacerbate these risks. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the fund and its service providers to plan for or respond to a cyberattack. Information relating to the Fund’s investments is delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Temporary Defensive Strategy: In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks: Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

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MFS Georgia Municipal Bond Fund

For the fiscal year ended March 31, 2025, the fund paid MFS an effective management fee equal to 0.44% of the fund’s average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.45% of the fund’s average daily net assets annually.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the fund's average daily net assets.

MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.90% of the class' average daily net assets annually for Class A shares, 1.65% of the class' average daily net assets annually for Class B shares, 0.65% of the class' average daily net assets annually for Class I shares, and 0.60% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s Form N-CSR filed with the SEC for the period ended September 30, 2024, and in the related financial statements posted online at funds.mfs.com.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $619 billion as of May 31, 2025.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund's name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Michael Dawson	Portfolio Manager	Employed in the investment area of MFS since 1998

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class I, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A and Class B shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

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MFS Georgia Municipal Bond Fund

• certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

• defined benefit retirement plans, endowments, or foundations;

• bank trust departments or law firms acting as trustee or manager for trust accounts;

• investors who purchase shares through asset-based fee programs available through financial intermediaries;

• employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law; and

• trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A or Class B shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor's account. (Please see "Conversion Among Share Classes" below.)

Class R6 shares generally are available only to the following eligible investors:

• eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level ("Employer Retirement Plans"));

• health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

• investment companies distributed by MFD;

• endowments and foundations, local, city, and state agencies (or entities acting on their behalf);

• funded welfare benefit plans (e.g., Voluntary Employees' Beneficiary Association (VEBA) and Other Post-Employment Benefits (OPEB) plans);

• unaffiliated registered investment companies;

• collective investment trusts;

• investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs;

• Section 529 tuition plans that have entered into an agreement with MFD to purchase Class R6 shares; and

• MFS Development Funds, LLC, pooled investment vehicles established by MFS for the purpose of establishing a performance record to enable MFS and its subsidiaries to offer such vehicle’s investment style to clients.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any.

Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A or Class B shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD. If your Class A or Class B shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares. Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A or Class B shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for U.S. federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A or Class B shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Further details regarding these waivers and reductions are provided in

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MFS Georgia Municipal Bond Fund

Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares. You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 or more	None	None

* Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $250,000 or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares. Class B shares are not subject to an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class I Shares. Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R6 Shares. Eligible investors may purchase Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC. As discussed above, certain investments in Class A and Class B shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A and Class B shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class' 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I or Class R6 shares.

Financial Intermediary Compensation

The term "financial intermediary" refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries receive up-front commissions of up to the following percentage amount(s) for sales of the following share class(es):

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MFS Georgia Municipal Bond Fund

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	4.25%
Class B	3.75%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the "Fees and Expenses" table in the fund's prospectus. MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary's preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary. In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary's representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary's distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund's purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of the fund through a retirement account, Section 529 tuition plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration. You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Class A and Class B Shares. You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases, you will not be able to purchase Class B shares. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares that would otherwise exceed the total

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account value limitation of $99,999 under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I and Class R6 Shares. You can establish an account through your financial intermediary or by contacting MFSC directly. You can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

• Mail. You may purchase additional shares by mailing a check with your investment instructions to MFSC.

• Telephone. You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application. Purchases via telephone are not available for certain types of accounts.

• Internet. You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R6 shares and certain types of accounts.

• Wire. To purchase additional shares by wire, call MFSC for instructions.

• Automatic Investment Plan. You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary. You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC's Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House. However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected. Receiving and collecting payment can take up to seven business days after a purchase. You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit. The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

• Mail. To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

• Telephone. If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

• Internet. If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a

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pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R6 shares and certain types of accounts.

• Systematic Withdrawal Plan (not available for Class R6 shares). If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan). Please contact MFSC or your financial intermediary for details.

• Checkwriting. You may redeem your Class A shares by writing checks against your account. There is no charge for this service. You must elect this privilege on your account application to use this service. Shares in your account equal in value to the amount of the check plus the applicable CDSC (if any) and any income tax required to be withheld (if any), are redeemed to cover the amount of the check. If your account value is not great enough to cover these amounts, your check will be dishonored. Checkwriting is not available for all accounts.

Redeeming Through Your Financial Intermediary. You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation. If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates. If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions. Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, or Class I shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions. Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder's account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege. You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R6 shares). If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC's judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

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MFS Georgia Municipal Bond Fund

Disruptive Trading Risks. To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., disruptive frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund's portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Frequent Trading. The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $25,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to Section 529 tuition plans and MFS money market funds, or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations). MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $26,000 from the fund into two other MFS funds, by exchanging $13,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $25,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders. For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself. Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections, or cancellations imposed on the account. If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections, or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections, or cancellations imposed on the omnibus account. Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading. Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy. You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership, control, or influence. Any or all of these parameters (including those not listed) may change at any time. If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading that is disruptive to a fund. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If disruptive frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary. In reviewing trading activity, MFSC may determine that certain transactions entered into for

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MFS Georgia Municipal Bond Fund

legitimate purposes do not represent frequent trading activity that is disruptive to a fund.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts. MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors. MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries. There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions. MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC. Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cybersecurity incident).

Unclaimed Accounts and Uncashed Checks. If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state's abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the IRS considers the transfer a taxable distribution subject to U.S. federal income tax withholding and reporting. The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions. U.S. law requires the fund to implement policies and procedures reasonably designed to prevent, detect, and report money laundering and other illegal activity. The fund, consistent with applicable U.S. law, may redeem your shares and close your account; suspend, restrict, or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if MFSC is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements. Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund's assets are traded in other markets on days when the fund does not price its shares, the value of the fund's assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments to MFS pursuant to the fund's valuation policy and procedures approved by the Board of Trustees. The Board of Trustees has designated MFS as the "valuation designee" of the fund. As valuation designee, MFS will determine the fair value, in good faith, of securities and other instruments held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply, and test fair value methodologies, and oversee and evaluate pricing services used in valuing the fund's investments. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with the fair valuation policy and procedures adopted by MFS.

Under the fund's valuation policy and procedures, market quotations are not considered to be readily available for debt instruments and many types of derivatives. These investments are generally valued at fair value as determined by MFS based on information from third-party pricing services or otherwise determined by MFS in accordance with its fair valuation policy and procedures. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads, and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but the fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on

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MFS Georgia Municipal Bond Fund

which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost, and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare a dividend daily and to pay any dividends to shareholders at least monthly.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, and Class I shares:

• Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

• Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

• Dividend and capital gain distributions in cash; or

• Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R6 shares can only be reinvested in additional shares of the fund, except (i) certain institutional shareholders, (ii) shareholders who purchase shares through brokerage programs of certain financial intermediaries, and (iii) shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible U.S. federal, state, and local and non-U.S. taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts such as retirement plans or by shareholders that are not "United States persons" under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

The fund expects to distribute substantially all of its income and gains annually. You may receive three different types of distributions from the fund: exempt-interest dividends; ordinary dividends; and capital gain dividends. Most distributions will be exempt-interest dividends, which are exempt from U.S. federal income tax. Ordinary dividends are normally subject to U.S. federal income tax at ordinary income tax rates. (The fund does not expect any distributions to be treated as qualified dividend income, which is taxed to individuals at reduced rates.) Distributions designated as capital gain dividends are taxable as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Any taxes that you pay on a distribution will be the same whether you receive the distribution in cash or have it reinvested in additional shares of the fund. If you buy shares when a fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution if you continue to hold the shares through that distribution’s record date.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

The fund's investments in derivatives may subject the fund to special tax rules that can affect the amount, timing or character of fund income and distributions to shareholders. The fund’s investments in certain debt instruments may cause the fund to recognize income in excess of the cash generated by such instruments. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the fund may have on the U.S. federal taxation of your benefits. In addition, an investment in the fund may result in liability for U.S. federal alternative minimum tax for individual shareholders.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates, and trusts to the extent their income exceeds certain threshold amounts.

The IRS Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for U.S. federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form is available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

State Tax Considerations. As long as the fund qualifies for treatment as a regulated investment company, it will not need to pay Massachusetts income or corporate excise tax.

The following discussion of state income tax considerations is very general and is directed at shareholders who are residents of Georgia. In order for any portion of the fund’s distributions to be exempt from state personal income tax, the fund and its investments may have to meet certain requirements. You are urged to consult your

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MFS Georgia Municipal Bond Fund

tax adviser regarding the effect that an investment in the fund may have on your particular tax situation.

For Georgia personal income tax purposes, distributions derived from interest on municipal instruments of the State of Georgia and political subdivisions thereof and from interest on qualifying securities issued by the United States and its territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to Georgia personal income tax.

If you are not a resident of Georgia, then your distributions from the fund, including exempt-interest dividends, will generally be subject to state income tax.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Shareholder Reports and Summary Prospectuses

The fund produces shareholder reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual shareholder report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund's most recently completed fiscal year expressed as a percentage of a class' average net assets during the period. Annual fund operating expenses have not been adjusted to reflect the fund's current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on June 6, 1988, with the offering of Class A shares, and subsequently offered Class B shares on September 7, 1993, Class I shares on April 1, 2016, and Class R6 shares on August 1, 2017.

In the "Performance Table," performance for each of Class I and Class R6 shares includes the performance of the fund's Class A shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

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MFS Georgia Municipal Bond Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is filed with the SEC on Form N-CSR and is available online at funds.mfs.com and upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

	Year ended
Class A	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.06	$10.02	$10.45	$11.06	$10.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.28	$0.23	$0.17	$0.21
Net realized and unrealized gain (loss)	(0.17)	0.04	(0.43)	(0.61)	0.36
Total from investment operations	$0.12	$0.32	$(0.20)	$(0.44)	$0.57
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.28)	$(0.23)	$(0.17)	$(0.21)
Net asset value, end of period (x)	$9.89	$10.06	$10.02	$10.45	$11.06
Total return (%) (r)(s)(t)(x)	1.21	3.32	(1.82)	(4.08)	5.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	0.98	0.96	0.91	0.92
Expenses after expense reductions (f)	0.90	0.90	0.90	0.90	0.90
Net investment income (loss)	2.91	2.78	2.29	1.53	1.94
Portfolio turnover rate	20	16	30	12	22
Net assets at end of period (000 omitted)	$72,822	$77,277	$80,018	$99,895	$108,346

	Year ended
Class B	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.10	$10.06	$10.48	$11.10	$10.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.20	$0.15	$0.09	$0.14
Net realized and unrealized gain (loss)	(0.18)	0.05	(0.41)	(0.63)	0.35
Total from investment operations	$0.04	$0.25	$(0.26)	$(0.54)	$0.49
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.21)	$(0.16)	$(0.08)	$(0.13)
Net asset value, end of period (x)	$9.92	$10.10	$10.06	$10.48	$11.10
Total return (%) (r)(s)(t)(x)	0.37	2.55	(2.45)	(4.87)	4.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	1.73	1.71	1.66	1.68
Expenses after expense reductions (f)	1.65	1.65	1.65	1.65	1.63
Net investment income (loss)	2.17	2.04	1.52	0.77	1.29
Portfolio turnover rate	20	16	30	12	22
Net assets at end of period (000 omitted)	$52	$52	$30	$40	$66

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MFS Georgia Municipal Bond Fund

	Year ended
Class I	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.13	$9.08	$9.47	$10.03	$9.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.27	$0.23	$0.18	$0.21
Net realized and unrealized gain (loss)	(0.17)	0.06	(0.39)	(0.56)	0.34
Total from investment operations	$0.12	$0.33	$(0.16)	$(0.38)	$0.55
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.28)	$(0.23)	$(0.18)	$(0.22)
Net asset value, end of period (x)	$8.96	$9.13	$9.08	$9.47	$10.03
Total return (%) (r)(s)(t)(x)	1.28	3.73	(1.58)	(3.91)	5.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	0.73	0.71	0.66	0.67
Expenses after expense reductions (f)	0.65	0.65	0.65	0.65	0.65
Net investment income (loss)	3.17	3.03	2.54	1.78	2.16
Portfolio turnover rate	20	16	30	12	22
Net assets at end of period (000 omitted)	$19,005	$14,744	$12,077	$14,154	$15,012

	Year ended
Class R6	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.13	$9.09	$9.48	$10.03	$9.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.28	$0.23	$0.18	$0.22
Net realized and unrealized gain (loss)	(0.16)	0.04	(0.38)	(0.55)	0.33
Total from investment operations	$0.13	$0.32	$(0.15)	$(0.37)	$0.55
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.28)	$(0.24)	$(0.18)	$(0.22)
Net asset value, end of period (x)	$8.97	$9.13	$9.09	$9.48	$10.03
Total return (%) (r)(s)(t)(x)	1.46	3.66	(1.52)	(3.76)	5.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	0.68	0.66	0.62	0.62
Expenses after expense reductions (f)	0.59	0.60	0.60	0.60	0.60
Net investment income (loss)	3.22	3.08	2.55	1.82	2.20
Portfolio turnover rate	20	16	30	12	22
Net assets at end of period (000 omitted)	$16,045	$15,191	$13,001	$20,920	$17,956

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

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MFS Georgia Municipal Bond Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary. The following Categories of waivers and reductions apply:

• Merrill Lynch (Merrill) – If Merrill is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill with the fund, Category II waivers apply.

• Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

• Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

• Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

• Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

• Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

• D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

• Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

• J.P. Morgan Securities LLC – If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.

• Stifel, Nicolaus & Company, Incorporated (Stifel) – If you are invested in shares of the fund through an applicable Stifel brokerage account, Category XI waivers apply.

• All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – XI.

Not all MFS funds offer each share class. In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund or MFS U.S. Government Cash Reserve Fund into Class A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

• the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

• the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

• the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of FINRA.

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

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MFS Georgia Municipal Bond Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts: Accounts that are not Eligible for Financial Intermediary Categories II – XI

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs; the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees), and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers, and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√

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MFS Georgia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class C shares to Class A shares of the same fund.	√	√

In connection with a conversion from Class C shares to Class A shares of the same fund if the shareholder's financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived for purchases in excess of the maximum breakpoint amount described under "Description of Share Classes – Sales Charges and Waivers and Reductions" in the fund's prospectus.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

√

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MFS Georgia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
O. Miscellaneous

In connection with settlements reached between certain broker/dealers and FINRA, the SEC, and/or other regulatory bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the fund and concurrently purchase Class A shares without paying an initial sales charge.

	√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund's prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Nationwide Financial Services, Inc.; GWFS Equities, Inc.; E*TRADE Securities LLC; and Nationwide Securities LLC.

	√	√

Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√

In connection with a direct rollover of units from the MFS 529 Savings Plan to a Roth IRA held directly with MFSC pursuant to Section 126 of the SECURE 2.0 Act. Transfers of holdings of MFS Funds to a Roth IRA held with a brokerage firm or other financial intermediary and not established through MFSC are subject to the policies of such brokerage firm or financial intermediary which may differ with respect to such rollovers.

√

B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP, or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability, or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement, and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in U.S. Treasury Department Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA, or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

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MFS Georgia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for shareholders with an LOI entered into prior to February 1, 2023, with a $1 million commitment) and investments in the MFS 529 Savings Plan. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder's name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder's order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds and/or any investments in the MFS 529 Savings Plan, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

• Individual accounts;

• Joint accounts;

• Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

• Certain single-participant retirement plan accounts;

• Certain Individual Retirement Accounts;

• Uniform Gifts/Transfers to Minor Acts accounts; and

• Accounts held in the name of your financial intermediary on your behalf.

In addition to the accounts set forth above which are eligible for linking, you may also combine any of your investments in the MFS 529 Savings Plan for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA and of any investments you have in the MFS 529 Savings Plan that are also able to be counted for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds and of any investments in the MFS 529 Savings Plan that you believe are eligible to be counted under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds and investments in the MFS 529 Savings Plan that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined (including any MFS 529 Savings Plan investments) when transmitting your purchase order to the fund.

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MFS Georgia Municipal Bond Fund

Group Purchases. A bona fide group and all its members may be treated at MFD's discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A or Class A1 shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD. Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege. With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

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MFS Georgia Municipal Bond Fund

Financial Intermediary Category II

Eligible Accounts: Accounts with Merrill Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill with the Fund

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end or contingent deferred) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end and Level Load Shares Available at Merrill

Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of

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MFS Georgia Municipal Bond Fund

mutual fund family assets held in accounts in their Merrill Household

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

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MFS Georgia Municipal Bond Fund

Financial Intermediary Category III

Eligible Accounts: Accounts Investing in Shares of the Fund with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible only for the following front-end sales charge waivers (“ISC”) or contingent deferred sales charge (“CDSC”) waivers, as applicable, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (“ROA”) and Letter of Intent (“LOI”) programs) as described elsewhere in the fund's prospectus or SAI.

Sales Charge Waived

Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the same fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to an ISC or CDSC.

	√	√	√
D. Retirement Plans

Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions Between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√
F. Death or Disability of Owner
Redemptions due to the death or disability of the shareholder.		√	√
G. Systematic Withdrawals

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MFS Georgia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC

Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Redemptions made in connection with a return of excess contributions from an IRA account.		√	√
Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

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MFS Georgia Municipal Bond Fund

Financial Intermediary Category IV

Eligible Accounts: Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund's prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

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MFS Georgia Municipal Bond Fund

Financial Intermediary Category V

Eligible Accounts: Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. In all instances, it is the purchaser's responsibility to notify the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. As described elsewhere in the fund's prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund's prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

A-12

MFS Georgia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-13

MFS Georgia Municipal Bond Fund

Financial Intermediary Category VI

Eligible Accounts: Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√
A-14

MFS Georgia Municipal Bond Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA). ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder's household at Janney. Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI). LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-15

MFS Georgia Municipal Bond Fund

Financial Intermediary Category VII

Eligible Accounts: Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the fund's prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds, or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these breakpoints and waivers.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√

Shares exchanged in an Edward Jones fee-based program.	√	√	√	√

B. Dividend and Distribution Reinvestment

Shares purchased within the MFS fund family through reinvestment of capital gains and dividend distributions.	√

C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and other shareholders who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones' policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and one of the following applies: (a) the sale and purchase occur in the same account or (b) the sale proceeds are used to process an individual retirement account (“IRA”) contribution, excess contributions, conversion, recharacterization of contributions, or distribution, and the purchase is done in an account within the same pricing group (as determined by Edward Jones under its policies and procedures).

The Reinstatement Privilege excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

√

Shares acquired through NAV reinstatement.		√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A shares of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the fund's prospectus.

√
Shares converted from Class C into Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.	√

F. Death or Disability of Owner

A-16

MFS Georgia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Shares sold on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√

G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√	√
H. Benefit Responsive Waivers for Retirement Accounts

Return of excess contributions from an IRA.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the sale is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√

I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund's prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances

Shares sold at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder's account will be adjusted by selling the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the amount of the shareholder's investment with the shareholder's existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus sales or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder's account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Other Important Information Regarding Transactions Through Edward Jones

A-17

MFS Georgia Municipal Bond Fund

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to sell at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

A-18

MFS Georgia Municipal Bond Fund

Financial Intermediary Category VIII

Eligible Accounts: Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

A-19

MFS Georgia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-20

MFS Georgia Municipal Bond Fund

Financial Intermediary Category IX

Eligible Accounts: Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-21

MFS Georgia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-22

MFS Georgia Municipal Bond Fund

Financial Intermediary Category X

Eligible Accounts: Accounts Investing in Shares through a J.P. Morgan Securities LLC Platform or Account Maintained at an Omnibus Level by J.P. Morgan Securities LLC with the Fund

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Transactions between Share Classes

Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

√

A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

√
B. Retirement Plans

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

√
C. J.P. Morgan Securities LLC Self-Directed Investing accounts
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.	√
D. Reinstatement Privilege
Shares purchased through rights of reinstatement.	√
Shares acquired through a right of reinstatement.		√	√
E. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).	√
F. Employees/Registered Representatives of J.P. Morgan Securities LLC
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.	√
G. Death or Disability of Owner
Shares sold upon the death or disability of the shareholder.		√	√
H. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
I. Benefit Responsive Waivers for Retirement Accounts
Shares purchased in connection with a return of excess contributions from an IRA account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

A-23

MFS Georgia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
J. Large Purchases
Breakpoints as described in the prospectus.	√
K. Rights of Accumulation

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

√
L. Letters of Intent
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).	√

A-24

MFS Georgia Municipal Bond Fund

Financial Intermediary Category XI

Eligible Accounts: Accounts Investing in Shares through a Stifel Platform or Account Maintained at an Omnibus Level by Stifel with the Fund

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Stifel continually looks to provide its clients with the lowest cost share class available based on account type. Stifel reserves the right and you consent to the conversion of shares to the lowest cost share class available at Stifel if such share class becomes available or upon transfer of shares into an advisory program.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Front-end sales charge waivers on Class A shares available at Stifel

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date pursuant to Stifel’s policies and procedures. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to the conversion of Class C shares following a shorter holding period, that waiver will apply.

√

Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.	√
Shares purchased in an Stifel fee-based advisory program (often referred to as a “wrap” program).	√

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund or other fund within the MFS fund family.	√

Shares purchased from the proceeds of redemptions within the MFS fund family provided the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.

√

Shares from rollovers into Stifel from retirement plans to IRAs.	√

Purchases of 529 Plans through a rollover from another 529 plan.	√
Purchases of 529 Plans made for reinvestment of refunded amounts.	√

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to MFS, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the applicable fund’s prospectus.

√

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
B. CDSC Waivers on Class A and Class C Shares
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.		√	√
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.		√	√

A-25

MFS Georgia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√
Shares acquired through a right of reinstatement.		√	√
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.		√	√
Shares exchanged or sold in a Stifel fee-based program.		√	√

C. Rights of Accumulation (ROA)

ROA that entitles shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the MFS fund family held by accounts within the purchaser’s household at Stifel. Ineligible assets include holdings of MFS U.S. Government Money Market Fund and Class A shares of MFS U.S. Government Cash Reserve Fund, which do not assess a front-end sales charge. Eligible assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

√

A-26

MFS Georgia Municipal Bond Fund

MFS Georgia Municipal Bond Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Georgia Municipal Bond Fund, the following documents are available free upon request:

Annual/Semiannual Reports and Form N-CSR Filings. The fund’s annual and semiannual shareholder reports and Form N-CSR contain information about the fund’s actual investments. Annual shareholder reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year. Form N-CSR includes the fund’s annual and semiannual financial statements.

Statement of Additional Information (SAI). The SAI, dated July 29, 2025, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the SAI, annual/semiannual shareholder reports, fund financial statements, and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4096.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 801 Pennsylvania Avenue Kansas City, MO 64105-1307

July 29, 2025

PROSPECTUS

MFS® Maryland Municipal Bond Fund

The investment objective of the fund is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Maryland, but also considering capital appreciation.

CLASS	TICKER SYMBOL
Class A	MFSMX
Class B	MBMDX
Class I	MMDIX
Class R6	MPMDX

The U.S. Securities and Exchange Commission (the SEC) has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

MMD-PRO-072925

MFS Maryland Municipal Bond Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Maryland, but also considering capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A	B	I	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	I	R6
Management Fee	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.31%	0.31%	0.31%	0.24%
Total Annual Fund Operating Expenses	1.01%	1.76%	0.76%	0.69%
Fee Reductions and/or Expense Reimbursements[1]	(0.16)%	(0.16)%	(0.16)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.85%	1.60%	0.60%	0.55%

# This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1 Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.83% of the class' average daily net assets annually for Class A shares, 1.58% of the class' average daily net assets annually for Class B shares, 0.58% of the class' average daily net assets annually for Class I shares, and 0.53% of the class' average daily net assets annually for Class R6 shares. ("Other Expenses" include 0.02% of interest and/or investment-related expenses incurred in connection with the fund's investment activity which are excluded from the expense limitation described in the prior sentence.) This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

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MFS Maryland Municipal Bond Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$508	$718	$944	$1,595
Class B Shares assuming[1]
redemption at end of period	$563	$839	$1,139	$1,862
no redemption at end of period	$163	$539	$939	$1,862
Class I Shares	$61	$227	$407	$927
Class R6 Shares	$56	$207	$370	$845

1 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax and personal income tax, if any, of Maryland. However, interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax. MFS may also invest the fund's assets in taxable instruments, including municipal instruments of other states.

MFS invests a significant percentage of the fund’s assets in municipal instruments of Maryland.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest 25% or more of the fund’s assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from U.S. federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, inverse floating rate instruments, and swaps.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative screening tools that systematically evaluate instruments may also be considered. In structuring the fund, MFS also considers top-down factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic

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MFS Maryland Municipal Bond Fund

stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Focus Risk: The fund’s performance will be closely tied to the economic, political, environmental, and public health conditions in Maryland, and can be more volatile than the performance of a more geographically diversified fund. In addition, the fund's performance can also be tied to the economic and political conditions of other states and U.S. territories and possessions in which the fund is invested. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in the state, other states, or U.S. territories and possessions.

If MFS invests a significant percentage of the fund's assets in a single issuer or small number of issuers, the fund’s performance could be more volatile than the performance of more diversified funds.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart. The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

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MFS Maryland Municipal Bond Fund

The total return for the six-month period ended June 30, 2025, was (1.23)%. During the period(s) shown in the bar chart, the highest quarterly return was 8.32% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (5.68)% (for the calendar quarter ended March 31, 2022).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2024)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	(2.77)%	(0.30)%	1.34%
I Shares	2.18%	1.09%	2.21%
R6 Shares	2.24%	1.14%	2.26%
A Shares	(2.39)%	(0.03)%	1.51%
Returns After Taxes on Distributions
A Shares	(2.42)%	(0.05)%	1.49%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	(0.22)%	0.54%	1.80%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Michael Dawson	1999	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 801 Pennsylvania Avenue, Kansas City, MO 64105-1307), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Taxes

The fund intends to distribute income that is exempt from U.S. federal income tax, but may be subject to U.S. federal alternative minimum tax. A portion of the fund’s distributions may be subject to U.S. federal income tax.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Maryland, but also considering

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MFS Maryland Municipal Bond Fund

capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax and personal income tax, if any, of Maryland. This policy may not be changed without shareholder approval. Interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax. MFS may also invest the fund's assets in taxable instruments, including municipal instruments of other states.

MFS invests a significant percentage of the fund’s assets in municipal instruments of Maryland.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest 25% or more of the fund’s assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from U.S. federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, an issuer's governance structure and practices, social issues such as health and safety considerations, and environmental issues such as climate change impact, energy sources, and water and waste management. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Investment Types

The principal investment types in which the fund may invest are:

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Municipal Instruments: Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local governments, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as insurance, letters of credit, or guarantees. Many municipal instruments are supported by insurance, which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, interest rate, credit rating, commodity, volatility measure, or index. Derivatives involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, inverse floating rate instruments, swaps, and certain complex structured securities.

Principal Risks

The yield and share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund's portfolio, market conditions, and other

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MFS Maryland Municipal Bond Fund

factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not work as expected or produce the intended results. In addition, MFS or the fund's other service providers may experience disruptions or operating errors that could negatively impact the fund.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally. Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of new technologies (such as artificial intelligence); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

Interest Rate Risk: The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, general economic and market conditions, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Inflationary price movements may cause fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities or durations, or that do not pay current interest. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Fluctuations in the market price of fixed-rate instruments held by the fund may not affect interest income derived from those instruments, but may nonetheless affect the fund's share price, especially if an instrument has a longer maturity or duration and is therefore more sensitive to changes in interest rates.

Credit Risk: The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including mortgage-backed securities and other securitized instruments and some municipal instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Focus Risk: The fund’s performance will be closely tied to issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions in Maryland, and can be more volatile than the performance of a more geographically diversified fund. In addition, the fund's performance can also be tied to these conditions in other states and U.S. territories and possessions in which the fund is invested. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in Maryland, other states, or U.S. territories and possessions. With respect to personal income, Maryland has not

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MFS Maryland Municipal Bond Fund

kept pace with the national average rate of growth in recent years, and is more reliant on the service and government sectors than the nation as a whole. A downturn in the government services sector is having an impact on Maryland personal income, as a whole, and the taxes assessed thereon or related thereto, creating deficit concerns; so much so that the State's general obligation debt was recently downgraded by Moody's from Aaa to Aa1. The lack of revenue growth coupled with higher mandated expenditures has caused a significant structural budget deficit issue to reemerge at the state level. A prolonged increase in unemployment or a significant decline in the local and/or national economies could result in decreased tax revenues.

In the past several years, Puerto Rico and its instrumentalities have faced severe fiscal and economic crises. Puerto Rico and its instrumentalities have defaulted on multiple debt obligations in recent years, and certain issuers of Puerto Rico municipal instruments have filed for bankruptcy. Such developments, along with the general fiscal and economic crises in Puerto Rico, could significantly adversely affect the price of Puerto Rican municipal instruments. The outcome of the debt restructurings of certain issuers of Puerto Rico municipal instruments is uncertain and could adversely affect the fund. The credit ratings for U.S. Virgin Island municipal instruments have been downgraded in recent years as a result of the U.S. Virgin Islands' weak financial position and liquidity, and certain rating agencies have withdrawn the credit ratings for certain U.S. Virgin Island municipal instruments. The general fiscal and economic difficulties of the U.S. Virgin Islands could significantly affect the price of U.S. Virgin Island municipal instruments. The economy of Guam is heavily dependent on tourism and the U.S. military. A significant decline in the fiscal and economic conditions in Puerto Rico, the U.S. Virgin Islands, and Guam could result in decreased tax revenues and could significantly affect the price of municipal instruments for these U.S. territories.

If MFS invests a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance will be affected by economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that impact that one issuer or issuers, could be closely tied to the value of that issuer or issuers, and could be more volatile than the performance of more diversified funds.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, market and economic conditions and developments, issuer, industry-specific and other conditions, including as the result of events that cannot be reasonably anticipated or controlled such as social conflict or unrest, labor disruption and natural disasters. Municipal instruments can be less liquid than other types of investments and there may be less publicly available information about the issuers of municipal instruments compared to other issuers. If the Internal Revenue Service (the IRS) or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. Factors contributing to the economic stress on municipal issuers may include a decrease in revenues supporting the issuer's bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Prepayment/Extension Risk: Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate debt instruments, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment

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MFS Maryland Municipal Bond Fund

opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including trading halts, sanctions, or wars. Investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment may also adversely affect liquidity. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund. In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors' interests in the fund. The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk:  From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make (individually or collectively) relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. The effects of taxable income and/or gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income rate for shareholders who hold fund shares in a taxable vehicle. In addition, a large redemption could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would. A number of circumstances may cause the fund to experience large redemptions or purchases, such as changes in the eligibility criteria for the fund or a share class of the fund; liquidations, reorganizations, repositionings, or other announced fund events; or changes in investment objectives, strategies, policies, risks or investment personnel.

Other Investment Strategies and Risks

Active and Frequent Trading: MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies. Frequent trading may increase transaction costs, which can reduce the fund's return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Operational and Cybersecurity Risk: The fund and its service providers, and your ability to transact with the fund, may be negatively impacted due to operational matters arising from, among other issues, human errors, systems and technology disruptions or failures, fraudulent activities, or cybersecurity incidents. Operational issues and cybersecurity incidents may cause the fund or its service providers, as well as securities trading venues and other market participants, to suffer data corruption and/or lose operational functionality, and could, among other things, interfere with the processing of shareholder transactions, impair the ability to calculate the fund's net asset value per share, impede trading of portfolio securities, and result in the theft, misuse, and/or improper release of confidential information relating to the fund or its shareholders. Such operational issues and cybersecurity incidents may result in losses to the fund and its shareholders. Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. In addition, the rapid development and increasingly widespread use of new technologies, including machine learning technology and generative models could exacerbate these risks. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the fund and its service providers to plan for or respond to a cyberattack. Information relating to the Fund’s investments is delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Temporary Defensive Strategy: In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks: Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended March 31, 2025, the fund paid MFS an effective management fee equal to 0.44% of the fund’s average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.45% of the fund’s average daily net assets annually.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS

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MFS Maryland Municipal Bond Fund

has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the fund's average daily net assets.

MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.83% of the class' average daily net assets annually for Class A shares, 1.58% of the class' average daily net assets annually for Class B shares, 0.58% of the class' average daily net assets annually for Class I shares, and 0.53% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s Form N-CSR filed with the SEC for the period ended September 30, 2024, and in the related financial statements posted online at funds.mfs.com.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $619 billion as of May 31, 2025.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund's name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Michael Dawson	Portfolio Manager	Employed in the investment area of MFS since 1998

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class I, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A and Class B shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

• certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

• defined benefit retirement plans, endowments, or foundations;

• bank trust departments or law firms acting as trustee or manager for trust accounts;

• investors who purchase shares through asset-based fee programs available through financial intermediaries;

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MFS Maryland Municipal Bond Fund

• employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law; and

• trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A or Class B shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor's account. (Please see "Conversion Among Share Classes" below.)

Class R6 shares generally are available only to the following eligible investors:

• eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level ("Employer Retirement Plans"));

• health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

• investment companies distributed by MFD;

• endowments and foundations, local, city, and state agencies (or entities acting on their behalf);

• funded welfare benefit plans (e.g., Voluntary Employees' Beneficiary Association (VEBA) and Other Post-Employment Benefits (OPEB) plans);

• unaffiliated registered investment companies;

• collective investment trusts;

• investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs;

• Section 529 tuition plans that have entered into an agreement with MFD to purchase Class R6 shares; and

• MFS Development Funds, LLC, pooled investment vehicles established by MFS for the purpose of establishing a performance record to enable MFS and its subsidiaries to offer such vehicle’s investment style to clients.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any.

Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A or Class B shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD. If your Class A or Class B shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares. Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A or Class B shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for U.S. federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A or Class B shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Further details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares. You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

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MFS Maryland Municipal Bond Fund

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 or more	None	None

* Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $250,000 or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares. Class B shares are not subject to an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class I Shares. Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R6 Shares. Eligible investors may purchase Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC. As discussed above, certain investments in Class A and Class B shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A and Class B shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class' 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I or Class R6 shares.

Financial Intermediary Compensation

The term "financial intermediary" refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries receive up-front commissions of up to the following percentage amount(s) for sales of the following share class(es):

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	4.25%
Class B	3.75%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the "Fees and Expenses" table in the fund's prospectus. MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary's preferred or recommended list, the financial and contractual terms with the

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MFS Maryland Municipal Bond Fund

financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary. In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary's representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary's distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund's purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of the fund through a retirement account, Section 529 tuition plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration. You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Class A and Class B Shares. You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases, you will not be able to purchase Class B shares. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares that would otherwise exceed the total account value limitation of $99,999 under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I and Class R6 Shares. You can establish an account through your financial intermediary or by contacting MFSC directly. You can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

• Mail. You may purchase additional shares by mailing a check with your investment instructions to MFSC.

• Telephone. You may purchase additional shares by phone from your pre-designated bank account. You

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must elect this privilege on your account application or service application. Purchases via telephone are not available for certain types of accounts.

• Internet. You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R6 shares and certain types of accounts.

• Wire. To purchase additional shares by wire, call MFSC for instructions.

• Automatic Investment Plan. You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary. You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC's Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House. However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected. Receiving and collecting payment can take up to seven business days after a purchase. You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit. The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

• Mail. To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

• Telephone. If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

• Internet. If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R6 shares and certain types of accounts.

• Systematic Withdrawal Plan (not available for Class R6 shares). If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan). Please contact MFSC or your financial intermediary for details.

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MFS Maryland Municipal Bond Fund

• Checkwriting. You may redeem your Class A shares by writing checks against your account. There is no charge for this service. You must elect this privilege on your account application to use this service. Shares in your account equal in value to the amount of the check plus the applicable CDSC (if any) and any income tax required to be withheld (if any), are redeemed to cover the amount of the check. If your account value is not great enough to cover these amounts, your check will be dishonored. Checkwriting is not available for all accounts.

Redeeming Through Your Financial Intermediary. You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation. If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates. If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions. Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, or Class I shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions. Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder's account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege. You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R6 shares). If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC's judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks. To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., disruptive frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund's portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or

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MFS Maryland Municipal Bond Fund

frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Frequent Trading. The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $25,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to Section 529 tuition plans and MFS money market funds, or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations). MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $26,000 from the fund into two other MFS funds, by exchanging $13,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $25,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders. For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself. Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections, or cancellations imposed on the account. If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections, or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections, or cancellations imposed on the omnibus account. Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading. Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy. You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership, control, or influence. Any or all of these parameters (including those not listed) may change at any time. If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading that is disruptive to a fund. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If disruptive frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary. In reviewing trading activity, MFSC may determine that certain transactions entered into for legitimate purposes do not represent frequent trading activity that is disruptive to a fund.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts. MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors. MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries. There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions. MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC

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MFS Maryland Municipal Bond Fund

will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC. Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cybersecurity incident).

Unclaimed Accounts and Uncashed Checks. If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state's abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the IRS considers the transfer a taxable distribution subject to U.S. federal income tax withholding and reporting. The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions. U.S. law requires the fund to implement policies and procedures reasonably designed to prevent, detect, and report money laundering and other illegal activity. The fund, consistent with applicable U.S. law, may redeem your shares and close your account; suspend, restrict, or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if MFSC is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements. Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund's assets are traded in other markets on days when the fund does not price its shares, the value of the fund's assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments to MFS pursuant to the fund's valuation policy and procedures approved by the Board of Trustees. The Board of Trustees has designated MFS as the "valuation designee" of the fund. As valuation designee, MFS will determine the fair value, in good faith, of securities and other instruments held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply, and test fair value methodologies, and oversee and evaluate pricing services used in valuing the fund's investments. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with the fair valuation policy and procedures adopted by MFS.

Under the fund's valuation policy and procedures, market quotations are not considered to be readily available for debt instruments and many types of derivatives. These investments are generally valued at fair value as determined by MFS based on information from third-party pricing services or otherwise determined by MFS in accordance with its fair valuation policy and procedures. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads, and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but the fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost, and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

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MFS Maryland Municipal Bond Fund

Distributions

The fund intends to declare a dividend daily and to pay any dividends to shareholders at least monthly.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, and Class I shares:

• Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

• Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

• Dividend and capital gain distributions in cash; or

• Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R6 shares can only be reinvested in additional shares of the fund, except (i) certain institutional shareholders, (ii) shareholders who purchase shares through brokerage programs of certain financial intermediaries, and (iii) shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible U.S. federal, state, and local and non-U.S. taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts such as retirement plans or by shareholders that are not "United States persons" under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

The fund expects to distribute substantially all of its income and gains annually. You may receive three different types of distributions from the fund: exempt-interest dividends; ordinary dividends; and capital gain dividends. Most distributions will be exempt-interest dividends, which are exempt from U.S. federal income tax. Ordinary dividends are normally subject to U.S. federal income tax at ordinary income tax rates. (The fund does not expect any distributions to be treated as qualified dividend income, which is taxed to individuals at reduced rates.) Distributions designated as capital gain dividends are taxable as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Any taxes that you pay on a distribution will be the same whether you receive the distribution in cash or have it reinvested in additional shares of the fund. If you buy shares when a fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution if you continue to hold the shares through that distribution’s record date.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

The fund's investments in derivatives may subject the fund to special tax rules that can affect the amount, timing or character of fund income and distributions to shareholders. The fund’s investments in certain debt instruments may cause the fund to recognize income in excess of the cash generated by such instruments. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the fund may have on the U.S. federal taxation of your benefits. In addition, an investment in the fund may result in liability for U.S. federal alternative minimum tax for individual shareholders.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates, and trusts to the extent their income exceeds certain threshold amounts.

The IRS Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for U.S. federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form is available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

State Tax Considerations. As long as the fund qualifies for treatment as a regulated investment company, it will not need to pay Massachusetts income or corporate excise tax.

The following discussion of state income tax considerations is very general and is directed at shareholders who are residents of Maryland. In order for any portion of the fund’s distributions to be exempt from state personal income tax, the fund and its investments may have to meet certain requirements. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation.

For Maryland personal income tax purposes, distributions derived from interest on: (i) municipal obligations of the State of Maryland and political subdivisions thereof, and (ii) qualifying obligations issued by the United States, its agencies and authorities and its territories and possessions are generally exempt from tax. Distributions that are federally taxable as capital gains are generally exempt from Maryland personal income tax to the extent derived from municipal obligations of Maryland issuers and qualifying obligations issued by the United States, its agencies and authorities. All other distributions may be taxable for Maryland personal income tax purposes.

If you are not a resident of Maryland, then your distributions from the fund, including exempt-interest dividends, will generally be subject to state income tax.

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MFS Maryland Municipal Bond Fund

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Shareholder Reports and Summary Prospectuses

The fund produces shareholder reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual shareholder report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund's most recently completed fiscal year expressed as a percentage of a class' average net assets during the period. Annual fund operating expenses have not been adjusted to reflect the fund's current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on October 31, 1984, with the offering of Class A shares, and subsequently offered Class B shares on September 7, 1993, Class I shares on April 1, 2016, and Class R6 shares on August 1, 2017.

In the "Performance Table," performance for each of Class I and Class R6 shares includes the performance of the fund's Class A shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

19

MFS Maryland Municipal Bond Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is filed with the SEC on Form N-CSR and is available online at funds.mfs.com and upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

	Year ended
Class A	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.03	$10.00	$10.47	$11.04	$10.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.30	$0.25	$0.20	$0.26
Net realized and unrealized gain (loss)	(0.17)	0.04(g)	(0.46)	(0.57)	0.42
Total from investment operations	$0.15	$0.34	$(0.21)	$(0.37)	$0.68
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.31)	$(0.26)	$(0.20)	$(0.26)
Net asset value, end of period (x)	$9.87	$10.03	$10.00	$10.47	$11.04
Total return (%) (r)(s)(t)(x)	1.49	3.54	(1.96)	(3.45)	6.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	0.98	0.98	0.97	0.98
Expenses after expense reductions (f)	0.85	0.83	0.83	0.83	0.83
Net investment income (loss)	3.15	3.09	2.52	1.79	2.42
Portfolio turnover rate	9	25	41	16	27
Net assets at end of period (000 omitted)	$79,410	$72,144	$92,970	$80,515	$82,725
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.83	N/A	N/A	N/A	N/A

	Year ended
Class B	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.02	$9.99	$10.47	$11.04	$10.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.23	$0.17	$0.12	$0.18
Net realized and unrealized gain (loss)	(0.16)	0.04(g)	(0.46)	(0.57)	0.42
Total from investment operations	$0.08	$0.27	$(0.29)	$(0.45)	$0.60
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.24)	$(0.19)	$(0.12)	$(0.18)
Net asset value, end of period (x)	$9.86	$10.02	$9.99	$10.47	$11.04
Total return (%) (r)(s)(t)(x)	0.74	2.78	(2.78)	(4.17)	5.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	1.74	1.74	1.72	1.73
Expenses after expense reductions (f)	1.60	1.58	1.58	1.58	1.58
Net investment income (loss)	2.40	2.34	1.70	1.04	1.69
Portfolio turnover rate	9	25	41	16	27
Net assets at end of period (000 omitted)	$151	$186	$257	$576	$656
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.58	N/A	N/A	N/A	N/A

20

MFS Maryland Municipal Bond Fund

	Year ended
Class I	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.04	$9.02	$9.45	$9.96	$9.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.30	$0.25	$0.20	$0.26
Net realized and unrealized gain (loss)	(0.15)	0.02(g)	(0.42)	(0.51)	0.38
Total from investment operations	$0.16	$0.32	$(0.17)	$(0.31)	$0.64
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.30)	$(0.26)	$(0.20)	$(0.26)
Net asset value, end of period (x)	$8.90	$9.04	$9.02	$9.45	$9.96
Total return (%) (r)(s)(t)(x)	1.79	3.71	(1.77)	(3.17)	6.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	0.74	0.73	0.72	0.73
Expenses after expense reductions (f)	0.60	0.58	0.58	0.58	0.58
Net investment income (loss)	3.40	3.34	2.74	2.03	2.64
Portfolio turnover rate	9	25	41	16	27
Net assets at end of period (000 omitted)	$40,504	$36,000	$27,697	$27,736	$26,243
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.58	N/A	N/A	N/A	N/A

	Year ended
Class R6	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.05	$9.02	$9.45	$9.96	$9.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.30	$0.25	$0.21	$0.26
Net realized and unrealized gain (loss)	(0.14)	0.04(g)	(0.42)	(0.51)	0.39
Total from investment operations	$0.17	$0.34	$(0.17)	$(0.30)	$0.65
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.31)	$(0.26)	$(0.21)	$(0.27)
Net asset value, end of period (x)	$8.91	$9.05	$9.02	$9.45	$9.96
Total return (%) (r)(s)(t)(x)	1.86	3.90	(1.70)	(3.10)	6.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	0.67	0.66	0.65	0.66
Expenses after expense reductions (f)	0.53	0.51	0.51	0.51	0.52
Net investment income (loss)	3.46	3.41	2.80	2.09	2.67
Portfolio turnover rate	9	25	41	16	27
Net assets at end of period (000 omitted)	$16,110	$11,506	$7,982	$8,893	$6,155
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.51	N/A	N/A	N/A	N/A

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.

(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

21

MFS Maryland Municipal Bond Fund

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

22

MFS Maryland Municipal Bond Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary. The following Categories of waivers and reductions apply:

• Merrill Lynch (Merrill) – If Merrill is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill with the fund, Category II waivers apply.

• Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

• Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

• Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

• Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

• Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

• D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

• Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

• J.P. Morgan Securities LLC – If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.

• Stifel, Nicolaus & Company, Incorporated (Stifel) – If you are invested in shares of the fund through an applicable Stifel brokerage account, Category XI waivers apply.

• All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – XI.

Not all MFS funds offer each share class. In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund or MFS U.S. Government Cash Reserve Fund into Class A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

• the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

• the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

• the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of FINRA.

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS Maryland Municipal Bond Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts: Accounts that are not Eligible for Financial Intermediary Categories II – XI

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs; the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees), and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers, and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√

A-2

MFS Maryland Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class C shares to Class A shares of the same fund.	√	√

In connection with a conversion from Class C shares to Class A shares of the same fund if the shareholder's financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived for purchases in excess of the maximum breakpoint amount described under "Description of Share Classes – Sales Charges and Waivers and Reductions" in the fund's prospectus.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

√

A-3

MFS Maryland Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
O. Miscellaneous

In connection with settlements reached between certain broker/dealers and FINRA, the SEC, and/or other regulatory bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the fund and concurrently purchase Class A shares without paying an initial sales charge.

	√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund's prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Nationwide Financial Services, Inc.; GWFS Equities, Inc.; E*TRADE Securities LLC; and Nationwide Securities LLC.

	√	√

Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√

In connection with a direct rollover of units from the MFS 529 Savings Plan to a Roth IRA held directly with MFSC pursuant to Section 126 of the SECURE 2.0 Act. Transfers of holdings of MFS Funds to a Roth IRA held with a brokerage firm or other financial intermediary and not established through MFSC are subject to the policies of such brokerage firm or financial intermediary which may differ with respect to such rollovers.

√

B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP, or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability, or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement, and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in U.S. Treasury Department Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA, or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

A-4

MFS Maryland Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for shareholders with an LOI entered into prior to February 1, 2023, with a $1 million commitment) and investments in the MFS 529 Savings Plan. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder's name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder's order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds and/or any investments in the MFS 529 Savings Plan, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

• Individual accounts;

• Joint accounts;

• Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

• Certain single-participant retirement plan accounts;

• Certain Individual Retirement Accounts;

• Uniform Gifts/Transfers to Minor Acts accounts; and

• Accounts held in the name of your financial intermediary on your behalf.

In addition to the accounts set forth above which are eligible for linking, you may also combine any of your investments in the MFS 529 Savings Plan for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA and of any investments you have in the MFS 529 Savings Plan that are also able to be counted for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds and of any investments in the MFS 529 Savings Plan that you believe are eligible to be counted under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds and investments in the MFS 529 Savings Plan that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined (including any MFS 529 Savings Plan investments) when transmitting your purchase order to the fund.

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MFS Maryland Municipal Bond Fund

Group Purchases. A bona fide group and all its members may be treated at MFD's discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A or Class A1 shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD. Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege. With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

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MFS Maryland Municipal Bond Fund

Financial Intermediary Category II

Eligible Accounts: Accounts with Merrill Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill with the Fund

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end or contingent deferred) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end and Level Load Shares Available at Merrill

Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of

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MFS Maryland Municipal Bond Fund

mutual fund family assets held in accounts in their Merrill Household

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

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MFS Maryland Municipal Bond Fund

Financial Intermediary Category III

Eligible Accounts: Accounts Investing in Shares of the Fund with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible only for the following front-end sales charge waivers (“ISC”) or contingent deferred sales charge (“CDSC”) waivers, as applicable, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (“ROA”) and Letter of Intent (“LOI”) programs) as described elsewhere in the fund's prospectus or SAI.

Sales Charge Waived

Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the same fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to an ISC or CDSC.

	√	√	√
D. Retirement Plans

Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions Between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√
F. Death or Disability of Owner
Redemptions due to the death or disability of the shareholder.		√	√
G. Systematic Withdrawals

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MFS Maryland Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC

Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Redemptions made in connection with a return of excess contributions from an IRA account.		√	√
Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

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MFS Maryland Municipal Bond Fund

Financial Intermediary Category IV

Eligible Accounts: Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund's prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

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MFS Maryland Municipal Bond Fund

Financial Intermediary Category V

Eligible Accounts: Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. In all instances, it is the purchaser's responsibility to notify the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. As described elsewhere in the fund's prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund's prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√
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MFS Maryland Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

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MFS Maryland Municipal Bond Fund

Financial Intermediary Category VI

Eligible Accounts: Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

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MFS Maryland Municipal Bond Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA). ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder's household at Janney. Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI). LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

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MFS Maryland Municipal Bond Fund

Financial Intermediary Category VII

Eligible Accounts: Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the fund's prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds, or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these breakpoints and waivers.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√

Shares exchanged in an Edward Jones fee-based program.	√	√	√	√

B. Dividend and Distribution Reinvestment

Shares purchased within the MFS fund family through reinvestment of capital gains and dividend distributions.	√

C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and other shareholders who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones' policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and one of the following applies: (a) the sale and purchase occur in the same account or (b) the sale proceeds are used to process an individual retirement account (“IRA”) contribution, excess contributions, conversion, recharacterization of contributions, or distribution, and the purchase is done in an account within the same pricing group (as determined by Edward Jones under its policies and procedures).

The Reinstatement Privilege excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

√

Shares acquired through NAV reinstatement.		√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A shares of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the fund's prospectus.

√
Shares converted from Class C into Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.	√

F. Death or Disability of Owner

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MFS Maryland Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Shares sold on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√

G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√	√
H. Benefit Responsive Waivers for Retirement Accounts

Return of excess contributions from an IRA.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the sale is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√

I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund's prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances

Shares sold at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder's account will be adjusted by selling the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the amount of the shareholder's investment with the shareholder's existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus sales or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder's account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Other Important Information Regarding Transactions Through Edward Jones

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MFS Maryland Municipal Bond Fund

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to sell at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

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MFS Maryland Municipal Bond Fund

Financial Intermediary Category VIII

Eligible Accounts: Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

A-19

MFS Maryland Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-20

MFS Maryland Municipal Bond Fund

Financial Intermediary Category IX

Eligible Accounts: Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-21

MFS Maryland Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-22

MFS Maryland Municipal Bond Fund

Financial Intermediary Category X

Eligible Accounts: Accounts Investing in Shares through a J.P. Morgan Securities LLC Platform or Account Maintained at an Omnibus Level by J.P. Morgan Securities LLC with the Fund

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Transactions between Share Classes

Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

√

A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

√
B. Retirement Plans

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

√
C. J.P. Morgan Securities LLC Self-Directed Investing accounts
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.	√
D. Reinstatement Privilege
Shares purchased through rights of reinstatement.	√
Shares acquired through a right of reinstatement.		√	√
E. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).	√
F. Employees/Registered Representatives of J.P. Morgan Securities LLC
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.	√
G. Death or Disability of Owner
Shares sold upon the death or disability of the shareholder.		√	√
H. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
I. Benefit Responsive Waivers for Retirement Accounts
Shares purchased in connection with a return of excess contributions from an IRA account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

A-23

MFS Maryland Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
J. Large Purchases
Breakpoints as described in the prospectus.	√
K. Rights of Accumulation

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

√
L. Letters of Intent
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).	√

A-24

MFS Maryland Municipal Bond Fund

Financial Intermediary Category XI

Eligible Accounts: Accounts Investing in Shares through a Stifel Platform or Account Maintained at an Omnibus Level by Stifel with the Fund

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Stifel continually looks to provide its clients with the lowest cost share class available based on account type. Stifel reserves the right and you consent to the conversion of shares to the lowest cost share class available at Stifel if such share class becomes available or upon transfer of shares into an advisory program.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Front-end sales charge waivers on Class A shares available at Stifel

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date pursuant to Stifel’s policies and procedures. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to the conversion of Class C shares following a shorter holding period, that waiver will apply.

√

Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.	√
Shares purchased in an Stifel fee-based advisory program (often referred to as a “wrap” program).	√

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund or other fund within the MFS fund family.	√

Shares purchased from the proceeds of redemptions within the MFS fund family provided the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.

√

Shares from rollovers into Stifel from retirement plans to IRAs.	√

Purchases of 529 Plans through a rollover from another 529 plan.	√
Purchases of 529 Plans made for reinvestment of refunded amounts.	√

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to MFS, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the applicable fund’s prospectus.

√

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
B. CDSC Waivers on Class A and Class C Shares
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.		√	√
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.		√	√

A-25

MFS Maryland Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√
Shares acquired through a right of reinstatement.		√	√
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.		√	√
Shares exchanged or sold in a Stifel fee-based program.		√	√

C. Rights of Accumulation (ROA)

ROA that entitles shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the MFS fund family held by accounts within the purchaser’s household at Stifel. Ineligible assets include holdings of MFS U.S. Government Money Market Fund and Class A shares of MFS U.S. Government Cash Reserve Fund, which do not assess a front-end sales charge. Eligible assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

√

A-26

MFS Maryland Municipal Bond Fund

MFS Maryland Municipal Bond Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Maryland Municipal Bond Fund, the following documents are available free upon request:

Annual/Semiannual Reports and Form N-CSR Filings. The fund’s annual and semiannual shareholder reports and Form N-CSR contain information about the fund’s actual investments. Annual shareholder reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year. Form N-CSR includes the fund’s annual and semiannual financial statements.

Statement of Additional Information (SAI). The SAI, dated July 29, 2025, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the SAI, annual/semiannual shareholder reports, fund financial statements, and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4096.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 801 Pennsylvania Avenue Kansas City, MO 64105-1307

July 29, 2025

PROSPECTUS

MFS® Massachusetts Municipal Bond Fund

The investment objective of the fund is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Massachusetts, but also considering capital appreciation.

CLASS	TICKER SYMBOL
Class A	MFSSX
Class B	MBMAX
Class I	MTALX
Class R6	MPMAX

The U.S. Securities and Exchange Commission (the SEC) has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

MMA-PRO-072925

MFS Massachusetts Municipal Bond Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Massachusetts, but also considering capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A	B	I	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	I	R6
Management Fee	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.18%	0.18%	0.18%	0.10%
Total Annual Fund Operating Expenses	0.88%	1.63%	0.63%	0.55%
Fee Reductions and/or Expense Reimbursements[1]	(0.06)%	(0.06)%	(0.06)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.82%	1.57%	0.57%	0.50%

# This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1 Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.82% of the class' average daily net assets annually for Class A shares, 1.57% of the class' average daily net assets annually for Class B shares, 0.57% of the class' average daily net assets annually for Class I shares, and 0.50% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

2

MFS Massachusetts Municipal Bond Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$505	$688	$886	$1,458
Class B Shares assuming[1]
redemption at end of period	$560	$808	$1,081	$1,727
no redemption at end of period	$160	$508	$881	$1,727
Class I Shares	$58	$196	$345	$781
Class R6 Shares	$51	$171	$302	$684

1 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax and personal income tax, if any, of Massachusetts. However, interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax. MFS may also invest the fund's assets in taxable instruments, including municipal instruments of other states.

MFS invests a significant percentage of the fund’s assets in municipal instruments of Massachusetts.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest 25% or more of the fund’s assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from U.S. federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, inverse floating rate instruments, and swaps.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative screening tools that systematically evaluate instruments may also be considered. In structuring the fund, MFS also considers top-down factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic

3

MFS Massachusetts Municipal Bond Fund

stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Focus Risk: The fund’s performance will be closely tied to the economic, political, environmental, and public health conditions in Massachusetts, and can be more volatile than the performance of a more geographically diversified fund. In addition, the fund's performance can also be tied to the economic and political conditions of other states and U.S. territories and possessions in which the fund is invested. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in the state, other states, or U.S. territories and possessions.

If MFS invests a significant percentage of the fund's assets in a single issuer or small number of issuers, the fund’s performance could be more volatile than the performance of more diversified funds.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart. The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

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MFS Massachusetts Municipal Bond Fund

The total return for the six-month period ended June 30, 2025, was (1.51)%. During the period(s) shown in the bar chart, the highest quarterly return was 7.93% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (5.89)% (for the calendar quarter ended March 31, 2022).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2024)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	(2.43)%	(0.52)%	1.28%
I Shares	2.43%	0.85%	2.16%
R6 Shares	2.51%	0.90%	2.20%
A Shares	(2.14)%	(0.28)%	1.47%
Returns After Taxes on Distributions
A Shares	(2.16)%	(0.31)%	1.44%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	(0.08)%	0.34%	1.78%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Michael Dawson	1999	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 801 Pennsylvania Avenue, Kansas City, MO 64105-1307), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Taxes

The fund intends to distribute income that is exempt from U.S. federal income tax, but may be subject to U.S. federal alternative minimum tax. A portion of the fund’s distributions may be subject to U.S. federal income tax.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Massachusetts, but also considering

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MFS Massachusetts Municipal Bond Fund

capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax and personal income tax, if any, of Massachusetts. This policy may not be changed without shareholder approval. Interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax. MFS may also invest the fund's assets in taxable instruments, including municipal instruments of other states.

MFS invests a significant percentage of the fund’s assets in municipal instruments of Massachusetts.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest 25% or more of the fund’s assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from U.S. federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, an issuer's governance structure and practices, social issues such as health and safety considerations, and environmental issues such as climate change impact, energy sources, and water and waste management. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Investment Types

The principal investment types in which the fund may invest are:

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Municipal Instruments: Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local governments, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as insurance, letters of credit, or guarantees. Many municipal instruments are supported by insurance, which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, interest rate, credit rating, commodity, volatility measure, or index. Derivatives involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, inverse floating rate instruments, swaps, and certain complex structured securities.

Principal Risks

The yield and share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund's portfolio, market conditions, and other

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MFS Massachusetts Municipal Bond Fund

factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not work as expected or produce the intended results. In addition, MFS or the fund's other service providers may experience disruptions or operating errors that could negatively impact the fund.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally. Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of new technologies (such as artificial intelligence); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

Interest Rate Risk: The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, general economic and market conditions, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Inflationary price movements may cause fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities or durations, or that do not pay current interest. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Fluctuations in the market price of fixed-rate instruments held by the fund may not affect interest income derived from those instruments, but may nonetheless affect the fund's share price, especially if an instrument has a longer maturity or duration and is therefore more sensitive to changes in interest rates.

Credit Risk: The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including mortgage-backed securities and other securitized instruments and some municipal instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Focus Risk: The fund’s performance will be closely tied to issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions in Massachusetts, and can be more volatile than the performance of a more geographically diversified fund. In addition, the fund's performance can also be tied to these conditions in other states and U.S. territories and possessions in which the fund is invested. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in Massachusetts, other states, or U.S. territories and possessions. The Commonwealth’s

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MFS Massachusetts Municipal Bond Fund

technology, financial services or health care industries could experience a downturn or fail to develop as expected, hurting the local economy. Deterioration in the Commonwealth’s fiscal projections, as a result of reduced reimbursements from the federal government, decreased tax revenues or increased expenditures from transportation, health care or pension related obligations, could result in a downgrade of the Commonwealth’s credit rating or the ratings of authorities or agencies of the Commonwealth. Such events could also require the Commonwealth to issue additional debt to finance operations. A prolonged increase in unemployment or a significant decline in the local and/or national economies could result in decreased tax revenues.

In the past several years, Puerto Rico and its instrumentalities have faced severe fiscal and economic crises. Puerto Rico and its instrumentalities have defaulted on multiple debt obligations in recent years, and certain issuers of Puerto Rico municipal instruments have filed for bankruptcy. Such developments, along with the general fiscal and economic crises in Puerto Rico, could significantly adversely affect the price of Puerto Rican municipal instruments. The outcome of the debt restructurings of certain issuers of Puerto Rico municipal instruments is uncertain and could adversely affect the fund. The credit ratings for U.S. Virgin Island municipal instruments have been downgraded in recent years as a result of the U.S. Virgin Islands' weak financial position and liquidity, and certain rating agencies have withdrawn the credit ratings for certain U.S. Virgin Island municipal instruments. The general fiscal and economic difficulties of the U.S. Virgin Islands could significantly affect the price of U.S. Virgin Island municipal instruments. The economy of Guam is heavily dependent on tourism and the U.S. military. A significant decline in the fiscal and economic conditions in Puerto Rico, the U.S. Virgin Islands, and Guam could result in decreased tax revenues and could significantly affect the price of municipal instruments for these U.S. territories.

If MFS invests a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance will be affected by economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that impact that one issuer or issuers, could be closely tied to the value of that issuer or issuers, and could be more volatile than the performance of more diversified funds.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, market and economic conditions and developments, issuer, industry-specific and other conditions, including as the result of events that cannot be reasonably anticipated or controlled such as social conflict or unrest, labor disruption and natural disasters. Municipal instruments can be less liquid than other types of investments and there may be less publicly available information about the issuers of municipal instruments compared to other issuers. If the Internal Revenue Service (the IRS) or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. Factors contributing to the economic stress on municipal issuers may include a decrease in revenues supporting the issuer's bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Prepayment/Extension Risk: Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate debt instruments, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment

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MFS Massachusetts Municipal Bond Fund

opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including trading halts, sanctions, or wars. Investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment may also adversely affect liquidity. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund. In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors' interests in the fund. The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk:  From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make (individually or collectively) relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. The effects of taxable income and/or gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income rate for shareholders who hold fund shares in a taxable vehicle. In addition, a large redemption could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would. A number of circumstances may cause the fund to experience large redemptions or purchases, such as changes in the eligibility criteria for the fund or a share class of the fund; liquidations, reorganizations, repositionings, or other announced fund events; or changes in investment objectives, strategies, policies, risks or investment personnel.

Other Investment Strategies and Risks

Active and Frequent Trading: MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies. Frequent trading may increase transaction costs, which can reduce the fund's return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Operational and Cybersecurity Risk: The fund and its service providers, and your ability to transact with the fund, may be negatively impacted due to operational matters arising from, among other issues, human errors, systems and technology disruptions or failures, fraudulent activities, or cybersecurity incidents. Operational issues and cybersecurity incidents may cause the fund or its service providers, as well as securities trading venues and other market participants, to suffer data corruption and/or lose operational functionality, and could, among other things, interfere with the processing of shareholder transactions, impair the ability to calculate the fund's net asset value per share, impede trading of portfolio securities, and result in the theft, misuse, and/or improper release of confidential information relating to the fund or its shareholders. Such operational issues and cybersecurity incidents may result in losses to the fund and its shareholders. Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. In addition, the rapid development and increasingly widespread use of new technologies, including machine learning technology and generative models could exacerbate these risks. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the fund and its service providers to plan for or respond to a cyberattack. Information relating to the Fund’s investments is delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Temporary Defensive Strategy: In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks: Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended March 31, 2025, the fund paid MFS an effective management fee equal to 0.44% of the fund's average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.45% of the fund's average daily net assets annually.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS

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MFS Massachusetts Municipal Bond Fund

has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the fund's average daily net assets.

MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.82% of the class' average daily net assets annually for Class A shares, 1.57% of the class' average daily net assets annually for Class B shares, 0.57% of the class' average daily net assets annually for Class I shares, and 0.50% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s Form N-CSR filed with the SEC for the period ended September 30, 2024, and in the related financial statements posted online at funds.mfs.com.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $619 billion as of May 31, 2025.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund's name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Michael Dawson	Portfolio Manager	Employed in the investment area of MFS since 1998

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class I, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A and Class B shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

• certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

• defined benefit retirement plans, endowments, or foundations;

• bank trust departments or law firms acting as trustee or manager for trust accounts;

• investors who purchase shares through asset-based fee programs available through financial intermediaries;

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MFS Massachusetts Municipal Bond Fund

• employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law; and

• trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A or Class B shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor's account. (Please see "Conversion Among Share Classes" below.)

Class R6 shares generally are available only to the following eligible investors:

• eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level ("Employer Retirement Plans"));

• health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

• investment companies distributed by MFD;

• endowments and foundations, local, city, and state agencies (or entities acting on their behalf);

• funded welfare benefit plans (e.g., Voluntary Employees' Beneficiary Association (VEBA) and Other Post-Employment Benefits (OPEB) plans);

• unaffiliated registered investment companies;

• collective investment trusts;

• investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs;

• Section 529 tuition plans that have entered into an agreement with MFD to purchase Class R6 shares; and

• MFS Development Funds, LLC, pooled investment vehicles established by MFS for the purpose of establishing a performance record to enable MFS and its subsidiaries to offer such vehicle’s investment style to clients.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any.

Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A or Class B shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD. If your Class A or Class B shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares. Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A or Class B shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for U.S. federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A or Class B shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Further details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares. You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

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MFS Massachusetts Municipal Bond Fund

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 or more	None	None

* Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $250,000 or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares. Class B shares are not subject to an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class I Shares. Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R6 Shares. Eligible investors may purchase Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC. As discussed above, certain investments in Class A and Class B shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A and Class B shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class' 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I or Class R6 shares.

Financial Intermediary Compensation

The term "financial intermediary" refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries receive up-front commissions of up to the following percentage amount(s) for sales of the following share class(es):

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	4.25%
Class B	3.75%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the "Fees and Expenses" table in the fund's prospectus. MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary,

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MFS Massachusetts Municipal Bond Fund

eligibility for placement on the financial intermediary's preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary. In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary's representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary's distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund's purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of the fund through a retirement account, Section 529 tuition plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration. You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Class A and Class B Shares. You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases, you will not be able to purchase Class B shares. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares that would otherwise exceed the total account value limitation of $99,999 under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I and Class R6 Shares. You can establish an account through your financial intermediary or by contacting MFSC directly. You can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

• Mail. You may purchase additional shares by mailing a check with your investment instructions to MFSC.

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MFS Massachusetts Municipal Bond Fund

• Telephone. You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application. Purchases via telephone are not available for certain types of accounts.

• Internet. You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R6 shares and certain types of accounts.

• Wire. To purchase additional shares by wire, call MFSC for instructions.

• Automatic Investment Plan. You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary. You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC's Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House. However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected. Receiving and collecting payment can take up to seven business days after a purchase. You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit. The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

• Mail. To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

• Telephone. If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

• Internet. If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R6 shares and certain types of accounts.

• Systematic Withdrawal Plan (not available for Class R6 shares). If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share

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MFS Massachusetts Municipal Bond Fund

redemptions (other than as a result of a Systematic Withdrawal Plan). Please contact MFSC or your financial intermediary for details.

• Checkwriting. You may redeem your Class A shares by writing checks against your account. There is no charge for this service. You must elect this privilege on your account application to use this service. Shares in your account equal in value to the amount of the check plus the applicable CDSC (if any) and any income tax required to be withheld (if any), are redeemed to cover the amount of the check. If your account value is not great enough to cover these amounts, your check will be dishonored. Checkwriting is not available for all accounts.

Redeeming Through Your Financial Intermediary. You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation. If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates. If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions. Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, or Class I shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions. Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder's account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege. You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R6 shares). If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC's judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks. To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., disruptive frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund's portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part

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MFS Massachusetts Municipal Bond Fund

because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Frequent Trading. The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $25,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to Section 529 tuition plans and MFS money market funds, or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations). MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $26,000 from the fund into two other MFS funds, by exchanging $13,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $25,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders. For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself. Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections, or cancellations imposed on the account. If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections, or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections, or cancellations imposed on the omnibus account. Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading. Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy. You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership, control, or influence. Any or all of these parameters (including those not listed) may change at any time. If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading that is disruptive to a fund. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If disruptive frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary. In reviewing trading activity, MFSC may determine that certain transactions entered into for legitimate purposes do not represent frequent trading activity that is disruptive to a fund.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts. MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors. MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries. There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions. MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does

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MFS Massachusetts Municipal Bond Fund

not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC. Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cybersecurity incident).

Unclaimed Accounts and Uncashed Checks. If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state's abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the IRS considers the transfer a taxable distribution subject to U.S. federal income tax withholding and reporting. The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions. U.S. law requires the fund to implement policies and procedures reasonably designed to prevent, detect, and report money laundering and other illegal activity. The fund, consistent with applicable U.S. law, may redeem your shares and close your account; suspend, restrict, or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if MFSC is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements. Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund's assets are traded in other markets on days when the fund does not price its shares, the value of the fund's assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments to MFS pursuant to the fund's valuation policy and procedures approved by the Board of Trustees. The Board of Trustees has designated MFS as the "valuation designee" of the fund. As valuation designee, MFS will determine the fair value, in good faith, of securities and other instruments held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply, and test fair value methodologies, and oversee and evaluate pricing services used in valuing the fund's investments. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with the fair valuation policy and procedures adopted by MFS.

Under the fund's valuation policy and procedures, market quotations are not considered to be readily available for debt instruments and many types of derivatives. These investments are generally valued at fair value as determined by MFS based on information from third-party pricing services or otherwise determined by MFS in accordance with its fair valuation policy and procedures. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads, and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but the fund may hold or transact in such securities in smaller, odd lot sizes.  In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument.  Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost, and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to

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MFS Massachusetts Municipal Bond Fund

an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare a dividend daily and to pay any dividends to shareholders at least monthly.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, and Class I shares:

• Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

• Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

• Dividend and capital gain distributions in cash; or

• Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R6 shares can only be reinvested in additional shares of the fund, except (i) certain institutional shareholders, (ii) shareholders who purchase shares through brokerage programs of certain financial intermediaries, and (iii) shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible U.S. federal, state, and local and non-U.S. taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts such as retirement plans or by shareholders that are not "United States persons" under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

The fund expects to distribute substantially all of its income and gains annually. You may receive three different types of distributions from the fund: exempt-interest dividends; ordinary dividends; and capital gain dividends. Most distributions will be exempt-interest dividends, which are exempt from U.S. federal income tax. Ordinary dividends are normally subject to U.S. federal income tax at ordinary income tax rates. (The fund does not expect any distributions to be treated as qualified dividend income, which is taxed to individuals at reduced rates.) Distributions designated as capital gain dividends are taxable as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Any taxes that you pay on a distribution will be the same whether you receive the distribution in cash or have it reinvested in additional shares of the fund. If you buy shares when a fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution if you continue to hold the shares through that distribution’s record date.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

The fund's investments in derivatives may subject the fund to special tax rules that can affect the amount, timing or character of fund income and distributions to shareholders. The fund’s investments in certain debt instruments may cause the fund to recognize income in excess of the cash generated by such instruments. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the fund may have on the U.S. federal taxation of your benefits. In addition, an investment in the fund may result in liability for U.S. federal alternative minimum tax for individual shareholders.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates, and trusts to the extent their income exceeds certain threshold amounts.

The IRS Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for U.S. federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form is available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

State Tax Considerations. As long as the fund qualifies for treatment as a regulated investment company, it will not need to pay Massachusetts income or corporate excise tax.

The following discussion of state income tax considerations is very general and is directed at shareholders who are residents of Massachusetts. In order for any portion of the fund’s distributions to be exempt from state personal income tax, the fund and its investments may have to meet certain requirements. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation.

For Massachusetts personal income tax purposes, distributions derived from interest on municipal instruments of the Commonwealth of Massachusetts and political subdivisions thereof and as well as any interest on qualifying securities issued by the United States and certain of its territories and possessions are exempt from tax. Other distributions that are federally taxable as ordinary income or capital gains are subject to Massachusetts personal income tax; however, distributions that are federally taxable as long-term capital gains are exempt from Massachusetts personal income tax to the extent derived from municipal instruments of certain Massachusetts issuers.

If you are not a resident of Massachusetts, then your distributions from the fund, including exempt-interest dividends, will generally be subject to state income tax.

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MFS Massachusetts Municipal Bond Fund

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Shareholder Reports and Summary Prospectuses

The fund produces shareholder reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual shareholder report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund's most recently completed fiscal year expressed as a percentage of a class' average net assets during the period. Annual fund operating expenses have not been adjusted to reflect the fund's current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on April 9, 1985, with the offering of Class A shares, and subsequently offered Class B shares on September 7, 1993, Class I shares on April 1, 2016, and Class R6 shares on August 1, 2017.

In the "Performance Table," performance for each of Class I and Class R6 shares includes the performance of the fund's Class A shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

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MFS Massachusetts Municipal Bond Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is filed with the SEC on Form N-CSR and is available online at funds.mfs.com and upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

	Year ended
Class A	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.21	$10.17	$10.67	$11.30	$10.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.29	$0.24	$0.21	$0.27
Net realized and unrealized gain (loss)	(0.17)	0.05(g)	(0.47)	(0.63)	0.39
Total from investment operations	$0.14	$0.34	$(0.23)	$(0.42)	$0.66
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.30)	$(0.27)	$(0.21)	$(0.26)
Net asset value, end of period (x)	$10.04	$10.21	$10.17	$10.67	$11.30
Total return (%) (r)(s)(t)(x)	1.38	3.48	(2.11)	(3.83)	6.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	0.87	0.87	0.86	0.86
Expenses after expense reductions (f)	0.82	0.82	0.83	0.85	0.84
Net investment income (loss)	3.04	2.94	2.42	1.87	2.39
Portfolio turnover rate	10	17	36	17	26
Net assets at end of period (000 omitted)	$181,633	$184,765	$246,509	$216,458	$216,177

	Year ended
Class B	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.23	$10.18	$10.69	$11.32	$10.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.22	$0.17	$0.13	$0.19
Net realized and unrealized gain (loss)	(0.17)	0.06(g)	(0.49)	(0.64)	0.39
Total from investment operations	$0.06	$0.28	$(0.32)	$(0.51)	$0.58
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.23)	$(0.19)	$(0.12)	$(0.18)
Net asset value, end of period (x)	$10.05	$10.23	$10.18	$10.69	$11.32
Total return (%) (r)(s)(t)(x)	0.54	2.81	(2.91)	(4.54)	5.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	1.62	1.62	1.61	1.61
Expenses after expense reductions (f)	1.57	1.57	1.58	1.60	1.60
Net investment income (loss)	2.29	2.18	1.68	1.12	1.67
Portfolio turnover rate	10	17	36	17	26
Net assets at end of period (000 omitted)	$93	$152	$267	$347	$470

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MFS Massachusetts Municipal Bond Fund

	Year ended
Class I	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.94	$8.90	$9.34	$9.89	$9.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.28	$0.24	$0.21	$0.25
Net realized and unrealized gain (loss)	(0.16)	0.05(g)	(0.42)	(0.55)	0.36
Total from investment operations	$0.13	$0.33	$(0.18)	$(0.34)	$0.61
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.29)	$(0.26)	$(0.21)	$(0.26)
Net asset value, end of period (x)	$8.78	$8.94	$8.90	$9.34	$9.89
Total return (%) (r)(s)(t)(x)	1.50	3.79	(1.89)	(3.58)	6.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	0.62	0.62	0.61	0.61
Expenses after expense reductions (f)	0.57	0.57	0.58	0.60	0.60
Net investment income (loss)	3.29	3.20	2.67	2.11	2.60
Portfolio turnover rate	10	17	36	17	26
Net assets at end of period (000 omitted)	$196,108	$158,704	$150,099	$179,551	$168,647

	Year ended
Class R6	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.94	$8.90	$9.34	$9.90	$9.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.29	$0.24	$0.22	$0.26
Net realized and unrealized gain (loss)	(0.15)	0.04(g)	(0.41)	(0.57)	0.35
Total from investment operations	$0.15	$0.33	$(0.17)	$(0.35)	$0.61
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.29)	$(0.27)	$(0.21)	$(0.26)
Net asset value, end of period (x)	$8.79	$8.94	$8.90	$9.34	$9.90
Total return (%) (r)(s)(t)(x)	1.70	3.87	(1.81)	(3.60)	6.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	0.55	0.54	0.54	0.54
Expenses after expense reductions (f)	0.49	0.50	0.51	0.52	0.53
Net investment income (loss)	3.36	3.27	2.76	2.18	2.67
Portfolio turnover rate	10	17	36	17	26
Net assets at end of period (000 omitted)	$11,950	$10,600	$9,326	$10,769	$9,628

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

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MFS Massachusetts Municipal Bond Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary. The following Categories of waivers and reductions apply:

• Merrill Lynch (Merrill) – If Merrill is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill with the fund, Category II waivers apply.

• Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

• Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

• Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

• Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

• Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

• D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

• Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

• J.P. Morgan Securities LLC – If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.

• Stifel, Nicolaus & Company, Incorporated (Stifel) – If you are invested in shares of the fund through an applicable Stifel brokerage account, Category XI waivers apply.

• All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – XI.

Not all MFS funds offer each share class. In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund or MFS U.S. Government Cash Reserve Fund into Class A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

• the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

• the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

• the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of FINRA.

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

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MFS Massachusetts Municipal Bond Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts: Accounts that are not Eligible for Financial Intermediary Categories II – XI

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs; the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees), and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers, and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√

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MFS Massachusetts Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class C shares to Class A shares of the same fund.	√	√

In connection with a conversion from Class C shares to Class A shares of the same fund if the shareholder's financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived for purchases in excess of the maximum breakpoint amount described under "Description of Share Classes – Sales Charges and Waivers and Reductions" in the fund's prospectus.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

√

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MFS Massachusetts Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
O. Miscellaneous

In connection with settlements reached between certain broker/dealers and FINRA, the SEC, and/or other regulatory bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the fund and concurrently purchase Class A shares without paying an initial sales charge.

	√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund's prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Nationwide Financial Services, Inc.; GWFS Equities, Inc.; E*TRADE Securities LLC; and Nationwide Securities LLC.

	√	√

Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√

In connection with a direct rollover of units from the MFS 529 Savings Plan to a Roth IRA held directly with MFSC pursuant to Section 126 of the SECURE 2.0 Act. Transfers of holdings of MFS Funds to a Roth IRA held with a brokerage firm or other financial intermediary and not established through MFSC are subject to the policies of such brokerage firm or financial intermediary which may differ with respect to such rollovers.

√

B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP, or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability, or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement, and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in U.S. Treasury Department Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA, or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

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MFS Massachusetts Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for shareholders with an LOI entered into prior to February 1, 2023, with a $1 million commitment) and investments in the MFS 529 Savings Plan. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder's name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder's order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds and/or any investments in the MFS 529 Savings Plan, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

• Individual accounts;

• Joint accounts;

• Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

• Certain single-participant retirement plan accounts;

• Certain Individual Retirement Accounts;

• Uniform Gifts/Transfers to Minor Acts accounts; and

• Accounts held in the name of your financial intermediary on your behalf.

In addition to the accounts set forth above which are eligible for linking, you may also combine any of your investments in the MFS 529 Savings Plan for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA and of any investments you have in the MFS 529 Savings Plan that are also able to be counted for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds and of any investments in the MFS 529 Savings Plan that you believe are eligible to be counted under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds and investments in the MFS 529 Savings Plan that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined (including any MFS 529 Savings Plan investments) when transmitting your purchase order to the fund.

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MFS Massachusetts Municipal Bond Fund

Group Purchases. A bona fide group and all its members may be treated at MFD's discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A or Class A1 shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD. Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege. With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

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MFS Massachusetts Municipal Bond Fund

Financial Intermediary Category II

Eligible Accounts: Accounts with Merrill Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill with the Fund

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end or contingent deferred) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end and Level Load Shares Available at Merrill

Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of

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MFS Massachusetts Municipal Bond Fund

mutual fund family assets held in accounts in their Merrill Household

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

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MFS Massachusetts Municipal Bond Fund

Financial Intermediary Category III

Eligible Accounts: Accounts Investing in Shares of the Fund with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible only for the following front-end sales charge waivers (“ISC”) or contingent deferred sales charge (“CDSC”) waivers, as applicable, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (“ROA”) and Letter of Intent (“LOI”) programs) as described elsewhere in the fund's prospectus or SAI.

Sales Charge Waived

Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the same fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to an ISC or CDSC.

	√	√	√
D. Retirement Plans

Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions Between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√
F. Death or Disability of Owner
Redemptions due to the death or disability of the shareholder.		√	√
G. Systematic Withdrawals
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MFS Massachusetts Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC

Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Redemptions made in connection with a return of excess contributions from an IRA account.		√	√
Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

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MFS Massachusetts Municipal Bond Fund

Financial Intermediary Category IV

Eligible Accounts: Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund's prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

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MFS Massachusetts Municipal Bond Fund

Financial Intermediary Category V

Eligible Accounts: Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. In all instances, it is the purchaser's responsibility to notify the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. As described elsewhere in the fund's prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund's prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

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MFS Massachusetts Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-13

MFS Massachusetts Municipal Bond Fund

Financial Intermediary Category VI

Eligible Accounts: Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

A-14

MFS Massachusetts Municipal Bond Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA). ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder's household at Janney. Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI). LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-15

MFS Massachusetts Municipal Bond Fund

Financial Intermediary Category VII

Eligible Accounts: Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the fund's prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds, or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these breakpoints and waivers.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√

Shares exchanged in an Edward Jones fee-based program.	√	√	√	√

B. Dividend and Distribution Reinvestment

Shares purchased within the MFS fund family through reinvestment of capital gains and dividend distributions.	√

C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and other shareholders who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones' policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and one of the following applies: (a) the sale and purchase occur in the same account or (b) the sale proceeds are used to process an individual retirement account (“IRA”) contribution, excess contributions, conversion, recharacterization of contributions, or distribution, and the purchase is done in an account within the same pricing group (as determined by Edward Jones under its policies and procedures).

The Reinstatement Privilege excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

√

Shares acquired through NAV reinstatement.		√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A shares of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the fund's prospectus.

√
Shares converted from Class C into Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.	√

F. Death or Disability of Owner

A-16

MFS Massachusetts Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Shares sold on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√

G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√	√
H. Benefit Responsive Waivers for Retirement Accounts

Return of excess contributions from an IRA.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the sale is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√

I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund's prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances

Shares sold at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder's account will be adjusted by selling the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the amount of the shareholder's investment with the shareholder's existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus sales or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder's account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Other Important Information Regarding Transactions Through Edward Jones

A-17

MFS Massachusetts Municipal Bond Fund

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to sell at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

A-18

MFS Massachusetts Municipal Bond Fund

Financial Intermediary Category VIII

Eligible Accounts: Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

A-19

MFS Massachusetts Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-20

MFS Massachusetts Municipal Bond Fund

Financial Intermediary Category IX

Eligible Accounts: Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-21

MFS Massachusetts Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-22

MFS Massachusetts Municipal Bond Fund

Financial Intermediary Category X

Eligible Accounts: Accounts Investing in Shares through a J.P. Morgan Securities LLC Platform or Account Maintained at an Omnibus Level by J.P. Morgan Securities LLC with the Fund

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Transactions between Share Classes

Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

√

A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

√
B. Retirement Plans

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

√
C. J.P. Morgan Securities LLC Self-Directed Investing accounts
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.	√
D. Reinstatement Privilege
Shares purchased through rights of reinstatement.	√
Shares acquired through a right of reinstatement.		√	√
E. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).	√
F. Employees/Registered Representatives of J.P. Morgan Securities LLC
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.	√
G. Death or Disability of Owner
Shares sold upon the death or disability of the shareholder.		√	√
H. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
I. Benefit Responsive Waivers for Retirement Accounts
Shares purchased in connection with a return of excess contributions from an IRA account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

A-23

MFS Massachusetts Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
J. Large Purchases
Breakpoints as described in the prospectus.	√
K. Rights of Accumulation

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

√
L. Letters of Intent
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).	√

A-24

MFS Massachusetts Municipal Bond Fund

Financial Intermediary Category XI

Eligible Accounts: Accounts Investing in Shares through a Stifel Platform or Account Maintained at an Omnibus Level by Stifel with the Fund

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Stifel continually looks to provide its clients with the lowest cost share class available based on account type. Stifel reserves the right and you consent to the conversion of shares to the lowest cost share class available at Stifel if such share class becomes available or upon transfer of shares into an advisory program.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Front-end sales charge waivers on Class A shares available at Stifel

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date pursuant to Stifel’s policies and procedures. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to the conversion of Class C shares following a shorter holding period, that waiver will apply.

√

Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.	√
Shares purchased in an Stifel fee-based advisory program (often referred to as a “wrap” program).	√

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund or other fund within the MFS fund family.	√

Shares purchased from the proceeds of redemptions within the MFS fund family provided the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.

√

Shares from rollovers into Stifel from retirement plans to IRAs.	√

Purchases of 529 Plans through a rollover from another 529 plan.	√
Purchases of 529 Plans made for reinvestment of refunded amounts.	√

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to MFS, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the applicable fund’s prospectus.

√

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
B. CDSC Waivers on Class A and Class C Shares
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.		√	√
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.		√	√

A-25

MFS Massachusetts Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√
Shares acquired through a right of reinstatement.		√	√
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.		√	√
Shares exchanged or sold in a Stifel fee-based program.		√	√

C. Rights of Accumulation (ROA)

ROA that entitles shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the MFS fund family held by accounts within the purchaser’s household at Stifel. Ineligible assets include holdings of MFS U.S. Government Money Market Fund and Class A shares of MFS U.S. Government Cash Reserve Fund, which do not assess a front-end sales charge. Eligible assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

√

A-26

MFS Massachusetts Municipal Bond Fund

MFS Massachusetts Municipal Bond Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Massachusetts Municipal Bond Fund, the following documents are available free upon request:

Annual/Semiannual Reports and Form N-CSR Filings. The fund’s annual and semiannual shareholder reports and Form N-CSR contain information about the fund’s actual investments. Annual shareholder reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year. Form N-CSR includes the fund’s annual and semiannual financial statements.

Statement of Additional Information (SAI). The SAI, dated July 29, 2025, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the SAI, annual/semiannual shareholder reports, fund financial statements, and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4096.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 801 Pennsylvania Avenue Kansas City, MO 64105-1307

July 29, 2025

PROSPECTUS

MFS® Mississippi Municipal Bond Fund

The investment objective of the fund is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Mississippi, but also considering capital appreciation.

CLASS	TICKER SYMBOL
Class A	MISSX
Class B	MBMSX
Class I	MMSTX
Class R6	MPMSX

The U.S. Securities and Exchange Commission (the SEC) has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

MMP-PRO-072925

MFS Mississippi Municipal Bond Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Mississippi, but also considering capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A	B	I	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	I	R6
Management Fee	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.37%	0.37%	0.37%	0.31%
Total Annual Fund Operating Expenses	1.07%	1.82%	0.82%	0.76%
Fee Reductions and/or Expense Reimbursements[1]	(0.31)%	(0.41)%	(0.16)%	(0.16)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.76%	1.41%	0.66%	0.60%

# This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1 Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS Fund Distributors, Inc. (MFD), has agreed in writing to waive the Class A service fee to 0.10% of the class' average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2026. MFD has agreed in writing to waive the Class B service fee to 0.00% of the class' average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.76% of the class' average daily net assets annually for Class A shares, 1.41% of the class' average daily net assets annually for Class B shares, 0.66% of the class' average daily net assets annually for Class I shares, and 0.60% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

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MFS Mississippi Municipal Bond Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$499	$721	$961	$1,648
Class B Shares assuming[1]
redemption at end of period	$544	$833	$1,147	$1,906
no redemption at end of period	$144	$533	$947	$1,906
Class I Shares	$67	$246	$439	$999
Class R6 Shares	$61	$227	$407	$927

1 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax and personal income tax, if any, of Mississippi. However, interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax. MFS may also invest the fund's assets in taxable instruments, including municipal instruments of other states.

MFS invests a significant percentage of the fund’s assets in municipal instruments of Mississippi.

MFS may invest 25% or more of the fund’s assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from U.S. federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, inverse floating rate instruments, and swaps.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative screening tools that systematically evaluate instruments may also be considered. In structuring the fund, MFS also considers top-down factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.

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MFS Mississippi Municipal Bond Fund

Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Focus Risk: The fund’s performance will be closely tied to the economic, political, environmental, and public health conditions in Mississippi, and can be more volatile than the performance of a more geographically diversified fund. In addition, the fund's performance can also be tied to the economic and political conditions of other states and U.S. territories and possessions in which the fund is invested. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in the state, other states, or U.S. territories and possessions.

Non-Diversification Risk: Because MFS may invest a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart. The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

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MFS Mississippi Municipal Bond Fund

The total return for the six-month period ended June 30, 2025, was (1.22)%. During the period(s) shown in the bar chart, the highest quarterly return was 7.83% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (5.97)% (for the calendar quarter ended March 31, 2022).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2024)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	(2.77)%	(0.54)%	1.15%
I Shares	1.95%	0.57%	1.79%
R6 Shares	2.00%	0.63%	1.83%
A Shares	(2.48)%	(0.39)%	1.26%
Returns After Taxes on Distributions
A Shares	(2.52)%	(0.41)%	1.24%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	(0.35)%	0.25%	1.60%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Michael Dawson	1999	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 801 Pennsylvania Avenue, Kansas City, MO 64105-1307), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Taxes

The fund intends to distribute income that is exempt from U.S. federal income tax, but may be subject to U.S. federal alternative minimum tax. A portion of the fund’s distributions may be subject to U.S. federal income tax.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Mississippi, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by

5

MFS Mississippi Municipal Bond Fund

or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax and personal income tax, if any, of Mississippi. This policy may not be changed without shareholder approval. Interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax. MFS may also invest the fund's assets in taxable instruments, including municipal instruments of other states.

MFS invests a significant percentage of the fund’s assets in municipal instruments of Mississippi.

MFS may invest 25% or more of the fund’s assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from U.S. federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, an issuer's governance structure and practices, social issues such as health and safety considerations, and environmental issues such as climate change impact, energy sources, and water and waste management. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Investment Types

The principal investment types in which the fund may invest are:

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Municipal Instruments: Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local governments, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as insurance, letters of credit, or guarantees. Many municipal instruments are supported by insurance, which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, interest rate, credit rating, commodity, volatility measure, or index. Derivatives involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, inverse floating rate instruments, swaps, and certain complex structured securities.

Principal Risks

The yield and share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

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MFS Mississippi Municipal Bond Fund

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not work as expected or produce the intended results. In addition, MFS or the fund's other service providers may experience disruptions or operating errors that could negatively impact the fund.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally. Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of new technologies (such as artificial intelligence); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

Interest Rate Risk: The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, general economic and market conditions, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Inflationary price movements may cause fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities or durations, or that do not pay current interest. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Fluctuations in the market price of fixed-rate instruments held by the fund may not affect interest income derived from those instruments, but may nonetheless affect the fund's share price, especially if an instrument has a longer maturity or duration and is therefore more sensitive to changes in interest rates.

Credit Risk: The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including mortgage-backed securities and other securitized instruments and some municipal instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Focus Risk: The fund’s performance will be closely tied to issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions in Mississippi, and can be more volatile than the performance of a more geographically diversified fund. In addition, the fund's performance can also be tied to these conditions in other states and U.S. territories and possessions in which the fund is invested. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in Mississippi, other states, or U.S. territories and possessions. Mississippi’s economy relies in part on the agriculture, manufacturing, transportation, gaming, and service industries, all of which may be affected by cyclical changes. While average per capita income of Mississippi residents has improved in recent years, certain areas of Mississippi are among the

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MFS Mississippi Municipal Bond Fund

poorest in the nation. A prolonged increase in unemployment or a significant decline in the local and/or national economies could result in decreased tax revenues. While tax revenues of the state and its instrumentalities currently remain steady, the curtailment of federal transfer payments could result in decreased tax revenues at the state and local levels. A prolonged increase in unemployment or a significant decline in the local and/or national economies could result in decreased tax revenues.

In the past several years, Puerto Rico and its instrumentalities have faced severe fiscal and economic crises. Puerto Rico and its instrumentalities have defaulted on multiple debt obligations in recent years, and certain issuers of Puerto Rico municipal instruments have filed for bankruptcy. Such developments, along with the general fiscal and economic crises in Puerto Rico, could significantly adversely affect the price of Puerto Rican municipal instruments. The outcome of the debt restructurings of certain issuers of Puerto Rico municipal instruments is uncertain and could adversely affect the fund. The credit ratings for U.S. Virgin Island municipal instruments have been downgraded in recent years as a result of the U.S. Virgin Islands' weak financial position and liquidity, and certain rating agencies have withdrawn the credit ratings for certain U.S. Virgin Island municipal instruments. The general fiscal and economic difficulties of the U.S. Virgin Islands could significantly affect the price of U.S. Virgin Island municipal instruments. The economy of Guam is heavily dependent on tourism and the U.S. military. A significant decline in the fiscal and economic conditions in Puerto Rico, the U.S. Virgin Islands, and Guam could result in decreased tax revenues and could significantly affect the price of municipal instruments for these U.S. territories.

Non-Diversification Risk: Because MFS may invest a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance may be affected by economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that impact that one issuer or issuers, could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, market and economic conditions and developments, issuer, industry-specific and other conditions, including as the result of events that cannot be reasonably anticipated or controlled such as social conflict or unrest, labor disruption and natural disasters. Municipal instruments can be less liquid than other types of investments and there may be less publicly available information about the issuers of municipal instruments compared to other issuers. If the Internal Revenue Service (the IRS) or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. Factors contributing to the economic stress on municipal issuers may include a decrease in revenues supporting the issuer's bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Prepayment/Extension Risk: Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate debt instruments, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse

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MFS Mississippi Municipal Bond Fund

market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including trading halts, sanctions, or wars. Investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment may also adversely affect liquidity. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund. In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors' interests in the fund. The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make (individually or collectively) relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. The effects of taxable income and/or gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income rate for shareholders who hold fund shares in a taxable vehicle. In addition, a large redemption could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would. A number of circumstances may cause the fund to experience large redemptions or purchases, such as changes in the eligibility criteria for the fund or a share class of the fund; liquidations, reorganizations, repositionings, or other announced fund events; or changes in investment objectives, strategies, policies, risks or investment personnel.

Other Investment Strategies and Risks

Active and Frequent Trading: MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies. Frequent trading may increase transaction costs, which can reduce the fund's return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Operational and Cybersecurity Risk: The fund and its service providers, and your ability to transact with the fund, may be negatively impacted due to operational matters arising from, among other issues, human errors, systems and technology disruptions or failures, fraudulent activities, or cybersecurity incidents. Operational issues and cybersecurity incidents may cause the fund or its service providers, as well as securities trading venues and other market participants, to suffer data corruption and/or lose operational functionality, and could, among other things, interfere with the processing of shareholder transactions, impair the ability to calculate the fund's net asset value per share, impede trading of portfolio securities, and result in the theft, misuse, and/or improper release of confidential information relating to the fund or its shareholders. Such operational issues and cybersecurity incidents may result in losses to the fund and its shareholders. Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. In addition, the rapid development and increasingly widespread use of new technologies, including machine learning technology and generative models could exacerbate these risks. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the fund and its service providers to plan for or respond to a cyberattack. Information relating to the Fund’s investments is delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Temporary Defensive Strategy: In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks: Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended March 31, 2025, the fund paid MFS an effective management fee equal to 0.44% of the fund’s average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.45% of the fund’s average daily net assets annually.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this

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MFS Mississippi Municipal Bond Fund

management fee reduction amounted to 0.01% of the fund's average daily net assets. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.76% of the class' average daily net assets annually for Class A shares, 1.41% of the class' average daily net assets annually for Class B shares, 0.66% of the class' average daily net assets annually for Class I shares, and 0.60% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s Form N-CSR filed with the SEC for the period ended September 30, 2024, and in the related financial statements posted online at funds.mfs.com.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $619 billion as of May 31, 2025.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund's name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Michael Dawson	Portfolio Manager	Employed in the investment area of MFS since 1998

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class I, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A and Class B shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

• certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

• defined benefit retirement plans, endowments, or foundations;

• bank trust departments or law firms acting as trustee or manager for trust accounts;

• investors who purchase shares through asset-based fee programs available through financial intermediaries;

• employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law; and

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MFS Mississippi Municipal Bond Fund

• trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A or Class B shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor's account. (Please see "Conversion Among Share Classes" below.)

Class R6 shares generally are available only to the following eligible investors:

• eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level ("Employer Retirement Plans"));

• health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

• investment companies distributed by MFD;

• endowments and foundations, local, city, and state agencies (or entities acting on their behalf);

• funded welfare benefit plans (e.g., Voluntary Employees' Beneficiary Association (VEBA) and Other Post-Employment Benefits (OPEB) plans);

• unaffiliated registered investment companies;

• collective investment trusts;

• investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs;

• Section 529 tuition plans that have entered into an agreement with MFD to purchase Class R6 shares; and

• MFS Development Funds, LLC, pooled investment vehicles established by MFS for the purpose of establishing a performance record to enable MFS and its subsidiaries to offer such vehicle’s investment style to clients.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any.

Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A or Class B shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD. If your Class A or Class B shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares. Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A or Class B shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for U.S. federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A or Class B shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Further details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares. You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

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MFS Mississippi Municipal Bond Fund

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 or more	None	None

* Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $250,000 or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares. Class B shares are not subject to an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class I Shares. Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R6 Shares. Eligible investors may purchase Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC. As discussed above, certain investments in Class A and Class B shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A and Class B shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class' 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate. MFD has agreed in writing to waive the Class A service fee to 0.10% of the class' average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2026. MFD has agreed in writing to waive the Class B service fee to 0.00% of the class' average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2026.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I or Class R6 shares.

Financial Intermediary Compensation

The term "financial intermediary" refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries receive up-front commissions of up to the following percentage amount(s) for sales of the following share class(es):

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	4.25%
Class B	3.75%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the "Fees and Expenses" table in the fund's

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MFS Mississippi Municipal Bond Fund

prospectus. MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary's preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary. In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary's representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary's distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund's purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of the fund through a retirement account, Section 529 tuition plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration. You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Class A and Class B Shares. You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases, you will not be able to purchase Class B shares. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares that would otherwise exceed the total account value limitation of $99,999 under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I and Class R6 Shares. You can establish an account through your financial intermediary or by contacting MFSC directly. You can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

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MFS Mississippi Municipal Bond Fund

Additional Purchases Directly Through MFSC.

• Mail. You may purchase additional shares by mailing a check with your investment instructions to MFSC.

• Telephone. You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application. Purchases via telephone are not available for certain types of accounts.

• Internet. You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R6 shares and certain types of accounts.

• Wire. To purchase additional shares by wire, call MFSC for instructions.

• Automatic Investment Plan. You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary. You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC's Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House. However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected. Receiving and collecting payment can take up to seven business days after a purchase. You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit. The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

• Mail. To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

• Telephone. If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

• Internet. If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R6 shares and certain types of accounts.

• Systematic Withdrawal Plan (not available for Class R6 shares). If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic

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Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan). Please contact MFSC or your financial intermediary for details.

• Checkwriting. You may redeem your Class A shares by writing checks against your account. There is no charge for this service. You must elect this privilege on your account application to use this service. Shares in your account equal in value to the amount of the check plus the applicable CDSC (if any) and any income tax required to be withheld (if any), are redeemed to cover the amount of the check. If your account value is not great enough to cover these amounts, your check will be dishonored. Checkwriting is not available for all accounts.

Redeeming Through Your Financial Intermediary. You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation. If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates. If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions. Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, or Class I shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions. Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder's account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege. You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R6 shares). If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC's judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks. To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., disruptive frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient

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MFS Mississippi Municipal Bond Fund

management of the fund's portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Frequent Trading. The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $25,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to Section 529 tuition plans and MFS money market funds, or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations). MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $26,000 from the fund into two other MFS funds, by exchanging $13,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $25,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders. For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself. Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections, or cancellations imposed on the account. If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections, or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections, or cancellations imposed on the omnibus account. Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading. Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy. You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership, control, or influence. Any or all of these parameters (including those not listed) may change at any time. If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading that is disruptive to a fund. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If disruptive frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary. In reviewing trading activity, MFSC may determine that certain transactions entered into for legitimate purposes do not represent frequent trading activity that is disruptive to a fund.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts. MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors. MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries. There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

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MFS Mississippi Municipal Bond Fund

Other Considerations

Unauthorized Transactions. MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC. Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cybersecurity incident).

Unclaimed Accounts and Uncashed Checks. If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state's abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the IRS considers the transfer a taxable distribution subject to U.S. federal income tax withholding and reporting. The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions. U.S. law requires the fund to implement policies and procedures reasonably designed to prevent, detect, and report money laundering and other illegal activity. The fund, consistent with applicable U.S. law, may redeem your shares and close your account; suspend, restrict, or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if MFSC is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements. Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund's assets are traded in other markets on days when the fund does not price its shares, the value of the fund's assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments to MFS pursuant to the fund's valuation policy and procedures approved by the Board of Trustees. The Board of Trustees has designated MFS as the "valuation designee" of the fund. As valuation designee, MFS will determine the fair value, in good faith, of securities and other instruments held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply, and test fair value methodologies, and oversee and evaluate pricing services used in valuing the fund's investments. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with the fair valuation policy and procedures adopted by MFS.

Under the fund's valuation policy and procedures, market quotations are not considered to be readily available for debt instruments and many types of derivatives. These investments are generally valued at fair value as determined by MFS based on information from third-party pricing services or otherwise determined by MFS in accordance with its fair valuation policy and procedures. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads, and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but the fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost, and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an

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MFS Mississippi Municipal Bond Fund

investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare a dividend daily and to pay any dividends to shareholders at least monthly.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, and Class I shares:

• Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

• Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

• Dividend and capital gain distributions in cash; or

• Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R6 shares can only be reinvested in additional shares of the fund, except (i) certain institutional shareholders, (ii) shareholders who purchase shares through brokerage programs of certain financial intermediaries, and (iii) shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible U.S. federal, state, and local and non-U.S. taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts such as retirement plans or by shareholders that are not "United States persons" under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

The fund expects to distribute substantially all of its income and gains annually. You may receive three different types of distributions from the fund: exempt-interest dividends; ordinary dividends; and capital gain dividends. Most distributions will be exempt-interest dividends, which are exempt from U.S. federal income tax. Ordinary dividends are normally subject to U.S. federal income tax at ordinary income tax rates. (The fund does not expect any distributions to be treated as qualified dividend income, which is taxed to individuals at reduced rates.) Distributions designated as capital gain dividends are taxable as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Any taxes that you pay on a distribution will be the same whether you receive the distribution in cash or have it reinvested in additional shares of the fund. If you buy shares when a fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution if you continue to hold the shares through that distribution’s record date.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

The fund's investments in derivatives may subject the fund to special tax rules that can affect the amount, timing or character of fund income and distributions to shareholders. The fund’s investments in certain debt instruments may cause the fund to recognize income in excess of the cash generated by such instruments. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the fund may have on the U.S. federal taxation of your benefits. In addition, an investment in the fund may result in liability for U.S. federal alternative minimum tax for individual shareholders.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates, and trusts to the extent their income exceeds certain threshold amounts.

The IRS Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for U.S. federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form is available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

State Tax Considerations. As long as the fund qualifies for treatment as a regulated investment company, it will not need to pay Massachusetts income or corporate excise tax.

The following discussion of state income tax considerations is very general and is directed at shareholders who are residents of Mississippi. In order for any portion of the fund’s distributions to be exempt from state personal income tax, the fund and its investments may have to meet certain requirements. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation.

For Mississippi personal income tax purposes, distributions derived from interest on municipal instruments of the State of Mississippi and political subdivisions thereof and from interest on qualifying securities issued by the United States and its territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to Mississippi personal income tax.

If you are not a resident of Mississippi, then your distributions from the fund, including exempt-interest dividends, will generally be subject to state income tax.

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MFS Mississippi Municipal Bond Fund

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Shareholder Reports and Summary Prospectuses

The fund produces shareholder reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual shareholder report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund's most recently completed fiscal year expressed as a percentage of a class' average net assets during the period. Annual fund operating expenses have not been adjusted to reflect the fund's current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on August 6, 1992, with the offering of Class A shares, and subsequently offered Class B shares on September 7, 1993, Class I shares on April 1, 2016, and Class R6 shares on August 1, 2017.

In the "Performance Table," performance for each of Class I and Class R6 shares includes the performance of the fund's Class A shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

19

MFS Mississippi Municipal Bond Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is filed with the SEC on Form N-CSR and is available online at funds.mfs.com and upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

	Year ended
Class A	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.88	$8.92	$9.33	$9.90	$9.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.24	$0.21	$0.19	$0.23
Net realized and unrealized gain (loss)	(0.16)	(0.03)	(0.39)	(0.57)	0.27
Total from investment operations	$0.11	$0.21	$(0.18)	$(0.38)	$0.50
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.25)	$(0.23)	$(0.19)	$(0.23)
Net asset value, end of period (x)	$8.72	$8.88	$8.92	$9.33	$9.90
Total return (%) (r)(s)(t)(x)	1.22	2.42	(1.93)	(3.95)	5.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	1.03	1.01	0.97	0.97
Expenses after expense reductions (f)	0.81	0.87	0.85	0.80	0.81
Net investment income (loss)	3.05	2.76	2.41	1.90	2.33
Portfolio turnover rate	16	22	19	13	20
Net assets at end of period (000 omitted)	$59,313	$69,552	$73,256	$81,093	$92,395

	Year ended
Class B	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.89	$8.92	$9.35	$9.92	$9.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.19	$0.15	$0.12	$0.18
Net realized and unrealized gain (loss)	(0.16)	(0.03)	(0.41)	(0.57)	0.26
Total from investment operations	$0.05	$0.16	$(0.26)	$(0.45)	$0.44
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.19)	$(0.17)	$(0.12)	$(0.16)
Net asset value, end of period (x)	$8.73	$8.89	$8.92	$9.35	$9.92
Total return (%) (r)(s)(t)(x)	0.57	1.88	(2.78)	(4.56)	4.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	1.79	1.76	1.72	1.72
Expenses after expense reductions (f)	1.45	1.52	1.50	1.45	1.46
Net investment income (loss)	2.40	2.12	1.71	1.26	1.79
Portfolio turnover rate	16	22	19	13	20
Net assets at end of period (000 omitted)	$51	$54	$8	$90	$115

20

MFS Mississippi Municipal Bond Fund

	Year ended
Class I	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.87	$8.90	$9.31	$9.89	$9.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.25	$0.22	$0.20	$0.24
Net realized and unrealized gain (loss)	(0.17)	(0.02)	(0.40)	(0.58)	0.28
Total from investment operations	$0.11	$0.23	$(0.18)	$(0.38)	$0.52
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.26)	$(0.23)	$(0.20)	$(0.24)
Net asset value, end of period (x)	$8.70	$8.87	$8.90	$9.31	$9.89
Total return (%) (r)(s)(t)(x)	1.21	2.64	(1.85)	(3.96)	5.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	0.78	0.76	0.72	0.72
Expenses after expense reductions (f)	0.71	0.77	0.75	0.70	0.70
Net investment income (loss)	3.15	2.86	2.50	2.00	2.42
Portfolio turnover rate	16	22	19	13	20
Net assets at end of period (000 omitted)	$6,452	$6,779	$7,777	$13,661	$13,878

	Year ended
Class R6	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.87	$8.90	$9.31	$9.89	$9.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.26	$0.23	$0.20	$0.24
Net realized and unrealized gain (loss)	(0.17)	(0.03)	(0.40)	(0.58)	0.28
Total from investment operations	$0.11	$0.23	$(0.17)	$(0.38)	$0.52
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.26)	$(0.24)	$(0.20)	$(0.24)
Net asset value, end of period (x)	$8.70	$8.87	$8.90	$9.31	$9.89
Total return (%) (r)(s)(t)(x)	1.26	2.70	(1.78)	(3.90)	5.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	0.72	0.70	0.65	0.65
Expenses after expense reductions (f)	0.64	0.71	0.68	0.64	0.64
Net investment income (loss)	3.20	2.92	2.57	2.06	2.47
Portfolio turnover rate	16	22	19	13	20
Net assets at end of period (000 omitted)	$2,929	$3,035	$2,874	$3,327	$2,668

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

21

MFS Mississippi Municipal Bond Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary. The following Categories of waivers and reductions apply:

• Merrill Lynch (Merrill) – If Merrill is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill with the fund, Category II waivers apply.

• Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

• Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

• Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

• Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

• Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

• D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

• Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

• J.P. Morgan Securities LLC – If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.

• Stifel, Nicolaus & Company, Incorporated (Stifel) – If you are invested in shares of the fund through an applicable Stifel brokerage account, Category XI waivers apply.

• All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – XI.

Not all MFS funds offer each share class. In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund or MFS U.S. Government Cash Reserve Fund into Class A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

• the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

• the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

• the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of FINRA.

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS Mississippi Municipal Bond Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts: Accounts that are not Eligible for Financial Intermediary Categories II – XI

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs; the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees), and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers, and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√

A-2

MFS Mississippi Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class C shares to Class A shares of the same fund.	√	√

In connection with a conversion from Class C shares to Class A shares of the same fund if the shareholder's financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived for purchases in excess of the maximum breakpoint amount described under "Description of Share Classes – Sales Charges and Waivers and Reductions" in the fund's prospectus.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

√

A-3

MFS Mississippi Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
O. Miscellaneous

In connection with settlements reached between certain broker/dealers and FINRA, the SEC, and/or other regulatory bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the fund and concurrently purchase Class A shares without paying an initial sales charge.

	√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund's prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Nationwide Financial Services, Inc.; GWFS Equities, Inc.; E*TRADE Securities LLC; and Nationwide Securities LLC.

	√	√

Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√

In connection with a direct rollover of units from the MFS 529 Savings Plan to a Roth IRA held directly with MFSC pursuant to Section 126 of the SECURE 2.0 Act. Transfers of holdings of MFS Funds to a Roth IRA held with a brokerage firm or other financial intermediary and not established through MFSC are subject to the policies of such brokerage firm or financial intermediary which may differ with respect to such rollovers.

√

B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP, or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability, or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement, and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in U.S. Treasury Department Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA, or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√
A-4

MFS Mississippi Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for shareholders with an LOI entered into prior to February 1, 2023, with a $1 million commitment) and investments in the MFS 529 Savings Plan. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder's name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder's order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds and/or any investments in the MFS 529 Savings Plan, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

• Individual accounts;

• Joint accounts;

• Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

• Certain single-participant retirement plan accounts;

• Certain Individual Retirement Accounts;

• Uniform Gifts/Transfers to Minor Acts accounts; and

• Accounts held in the name of your financial intermediary on your behalf.

In addition to the accounts set forth above which are eligible for linking, you may also combine any of your investments in the MFS 529 Savings Plan for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA and of any investments you have in the MFS 529 Savings Plan that are also able to be counted for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds and of any investments in the MFS 529 Savings Plan that you believe are eligible to be counted under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds and investments in the MFS 529 Savings Plan that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined (including any MFS 529 Savings Plan investments) when transmitting your purchase order to the fund.

A-5

MFS Mississippi Municipal Bond Fund

Group Purchases. A bona fide group and all its members may be treated at MFD's discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A or Class A1 shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD. Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege. With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

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MFS Mississippi Municipal Bond Fund

Financial Intermediary Category II

Eligible Accounts: Accounts with Merrill Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill with the Fund

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end or contingent deferred) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end and Level Load Shares Available at Merrill

Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of

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MFS Mississippi Municipal Bond Fund

mutual fund family assets held in accounts in their Merrill Household

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

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MFS Mississippi Municipal Bond Fund

Financial Intermediary Category III

Eligible Accounts: Accounts Investing in Shares of the Fund with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible only for the following front-end sales charge waivers (“ISC”) or contingent deferred sales charge (“CDSC”) waivers, as applicable, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (“ROA”) and Letter of Intent (“LOI”) programs) as described elsewhere in the fund's prospectus or SAI.

Sales Charge Waived

Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the same fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to an ISC or CDSC.

	√	√	√
D. Retirement Plans

Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions Between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√
F. Death or Disability of Owner
Redemptions due to the death or disability of the shareholder.		√	√
G. Systematic Withdrawals

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MFS Mississippi Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC

Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Redemptions made in connection with a return of excess contributions from an IRA account.		√	√
Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

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MFS Mississippi Municipal Bond Fund

Financial Intermediary Category IV

Eligible Accounts: Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund's prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

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MFS Mississippi Municipal Bond Fund

Financial Intermediary Category V

Eligible Accounts: Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. In all instances, it is the purchaser's responsibility to notify the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. As described elsewhere in the fund's prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund's prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

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MFS Mississippi Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

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MFS Mississippi Municipal Bond Fund

Financial Intermediary Category VI

Eligible Accounts: Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

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MFS Mississippi Municipal Bond Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA). ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder's household at Janney. Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI). LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

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MFS Mississippi Municipal Bond Fund

Financial Intermediary Category VII

Eligible Accounts: Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the fund's prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds, or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these breakpoints and waivers.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√

Shares exchanged in an Edward Jones fee-based program.	√	√	√	√

B. Dividend and Distribution Reinvestment

Shares purchased within the MFS fund family through reinvestment of capital gains and dividend distributions.	√

C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and other shareholders who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones' policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and one of the following applies: (a) the sale and purchase occur in the same account or (b) the sale proceeds are used to process an individual retirement account (“IRA”) contribution, excess contributions, conversion, recharacterization of contributions, or distribution, and the purchase is done in an account within the same pricing group (as determined by Edward Jones under its policies and procedures).

The Reinstatement Privilege excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

√

Shares acquired through NAV reinstatement.		√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A shares of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the fund's prospectus.

√
Shares converted from Class C into Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.	√

F. Death or Disability of Owner

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MFS Mississippi Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Shares sold on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√

G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√	√
H. Benefit Responsive Waivers for Retirement Accounts

Return of excess contributions from an IRA.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the sale is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√

I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund's prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances

Shares sold at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder's account will be adjusted by selling the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the amount of the shareholder's investment with the shareholder's existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus sales or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder's account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Other Important Information Regarding Transactions Through Edward Jones

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MFS Mississippi Municipal Bond Fund

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to sell at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

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MFS Mississippi Municipal Bond Fund

Financial Intermediary Category VIII

Eligible Accounts: Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

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MFS Mississippi Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

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MFS Mississippi Municipal Bond Fund

Financial Intermediary Category IX

Eligible Accounts: Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-21

MFS Mississippi Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-22

MFS Mississippi Municipal Bond Fund

Financial Intermediary Category X

Eligible Accounts: Accounts Investing in Shares through a J.P. Morgan Securities LLC Platform or Account Maintained at an Omnibus Level by J.P. Morgan Securities LLC with the Fund

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Transactions between Share Classes

Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

√

A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

√
B. Retirement Plans

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

√
C. J.P. Morgan Securities LLC Self-Directed Investing accounts
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.	√
D. Reinstatement Privilege
Shares purchased through rights of reinstatement.	√
Shares acquired through a right of reinstatement.		√	√
E. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).	√
F. Employees/Registered Representatives of J.P. Morgan Securities LLC
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.	√
G. Death or Disability of Owner
Shares sold upon the death or disability of the shareholder.		√	√
H. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
I. Benefit Responsive Waivers for Retirement Accounts
Shares purchased in connection with a return of excess contributions from an IRA account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

A-23

MFS Mississippi Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
J. Large Purchases
Breakpoints as described in the prospectus.	√
K. Rights of Accumulation

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

√
L. Letters of Intent
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).	√

A-24

MFS Mississippi Municipal Bond Fund

Financial Intermediary Category XI

Eligible Accounts: Accounts Investing in Shares through a Stifel Platform or Account Maintained at an Omnibus Level by Stifel with the Fund

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Stifel continually looks to provide its clients with the lowest cost share class available based on account type. Stifel reserves the right and you consent to the conversion of shares to the lowest cost share class available at Stifel if such share class becomes available or upon transfer of shares into an advisory program.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Front-end sales charge waivers on Class A shares available at Stifel

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date pursuant to Stifel’s policies and procedures. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to the conversion of Class C shares following a shorter holding period, that waiver will apply.

√

Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.	√
Shares purchased in an Stifel fee-based advisory program (often referred to as a “wrap” program).	√

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund or other fund within the MFS fund family.	√

Shares purchased from the proceeds of redemptions within the MFS fund family provided the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.

√

Shares from rollovers into Stifel from retirement plans to IRAs.	√

Purchases of 529 Plans through a rollover from another 529 plan.	√
Purchases of 529 Plans made for reinvestment of refunded amounts.	√

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to MFS, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the applicable fund’s prospectus.

√

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
B. CDSC Waivers on Class A and Class C Shares
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.		√	√
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.		√	√

A-25

MFS Mississippi Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√
Shares acquired through a right of reinstatement.		√	√
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.		√	√
Shares exchanged or sold in a Stifel fee-based program.		√	√

C. Rights of Accumulation (ROA)

ROA that entitles shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the MFS fund family held by accounts within the purchaser’s household at Stifel. Ineligible assets include holdings of MFS U.S. Government Money Market Fund and Class A shares of MFS U.S. Government Cash Reserve Fund, which do not assess a front-end sales charge. Eligible assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

√

A-26

MFS Mississippi Municipal Bond Fund

MFS Mississippi Municipal Bond Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Mississippi Municipal Bond Fund, the following documents are available free upon request:

Annual/Semiannual Reports and Form N-CSR Filings. The fund’s annual and semiannual shareholder reports and Form N-CSR contain information about the fund’s actual investments. Annual shareholder reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year. Form N-CSR includes the fund’s annual and semiannual financial statements.

Statement of Additional Information (SAI). The SAI, dated July 29, 2025, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the SAI, annual/semiannual shareholder reports, fund financial statements, and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4096.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 801 Pennsylvania Avenue Kansas City, MO 64105-1307

July 29, 2025

PROSPECTUS

MFS® Municipal Income Fund

The investment objective of the fund is to seek total return with an emphasis on income exempt from U.S. federal income tax, but also considering capital appreciation.

CLASS	TICKER SYMBOL
Class A	MFIAX
Class B	MMIBX
Class C	MMICX
Class I	MIMIX
Class R6	MPMNX

The U.S. Securities and Exchange Commission (the SEC) has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

LMB-PRO-072925

MFS Municipal Income Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax, but also considering capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A	B	C	I	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	4.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	C	I	R6
Management Fee	0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	None
Other Expenses	0.16%	0.16%	0.16%	0.16%	0.09%
Total Annual Fund Operating Expenses	0.77%	1.52%	1.52%	0.52%	0.45%
Fee Reductions and/or Expense Reimbursements[1]	(0.01)%	(0.01)%	(0.01)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.76%	1.51%	1.51%	0.51%	0.44%

# This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1 Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

2

MFS Municipal Income Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$499	$660	$834	$1,338
Class B Shares assuming[1]
redemption at end of period	$554	$779	$1,028	$1,609
no redemption at end of period	$154	$479	$828	$1,609
Class C Shares assuming[1]
redemption at end of period	$254	$479	$828	$1,609
no redemption at end of period	$154	$479	$828	$1,609
Class I Shares	$52	$166	$290	$652
Class R6 Shares	$45	$143	$251	$566

1 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax. However, interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

MFS may invest 25% or more of the fund’s total assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water, or sewers.

MFS may invest a significant percentage of the fund's assets in issuers in a single state, territory, or possession, or a small number of states, territories, or possessions.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, inverse floating rate instruments, and swaps.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative screening tools that systematically evaluate instruments may also be considered. In structuring the fund, MFS also considers top-down factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

3

MFS Municipal Income Fund

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Focus Risk: The fund’s performance will be closely tied to the issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions in the states, territories, and possessions of the United States in which the fund's assets are invested. If MFS invests a significant percentage of the fund's assets in a single state, territory, or possession, or a small number of states, territories, or possessions, these conditions will have a significant impact on the fund's performance and the fund's performance may be more volatile than the performance of more geographically-diversified funds.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart. The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

4

MFS Municipal Income Fund

The total return for the six-month period ended June 30, 2025, was (1.29)%. During the period(s) shown in the bar chart, the highest quarterly return was 8.40% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (6.58)% (for the calendar quarter ended March 31, 2022).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2024)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	(1.35)%	(0.10)%	1.81%
C Shares	1.64%	0.27%	1.80%
I Shares	3.66%	1.26%	2.66%
R6 Shares	3.73%	1.35%	2.72%
A Shares	(0.99)%	0.14%	1.97%
Returns After Taxes on Distributions
A Shares	(1.05)%	0.10%	1.94%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	0.73%	0.71%	2.19%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Jason Kosty	2015	Investment Officer of MFS
Megan Poplowski	2022	Investment Officer of MFS
Geoffrey Schechter	2000	Investment Officer of MFS

Geoffrey Schechter has announced his intention to retire effective September 30, 2025, and he will no longer be a portfolio manager of the fund as of that date.

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 801 Pennsylvania Avenue, Kansas City, MO 64105-1307), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

5

MFS Municipal Income Fund

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Taxes

The fund intends to distribute income that is exempt from U.S. federal income tax, but may be subject to U.S. federal alternative minimum tax. A portion of the fund’s distributions may be subject to U.S. federal income tax.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax. This policy may not be changed without shareholder approval. Interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

MFS may invest 25% or more of the fund’s total assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water, or sewers.

MFS may invest a significant percentage of the fund's assets in issuers in a single state, territory, or possession, or a small number of states, territories, or possessions.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, an issuer's governance structure and practices, social issues such as health and safety considerations, and environmental issues such as climate change impact, energy sources, and water and waste management. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Investment Types

The principal investment types in which the fund may invest are:

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Municipal Instruments: Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public

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and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local governments, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as insurance, letters of credit, or guarantees. Many municipal instruments are supported by insurance, which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, interest rate, credit rating, commodity, volatility measure, or index. Derivatives involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, inverse floating rate instruments, swaps, and certain complex structured securities.

Principal Risks

The yield and share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not work as expected or produce the intended results. In addition, MFS or the fund's other service providers may experience disruptions or operating errors that could negatively impact the fund.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally. Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of new technologies (such as artificial intelligence); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

Interest Rate Risk: The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, general economic and market conditions, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Inflationary price movements may cause fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities or durations, or that do not pay current interest. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Fluctuations in the market price of fixed-rate instruments held by the fund may not affect interest income derived from those instruments, but may nonetheless affect the fund's share price, especially if an instrument has a longer maturity or duration and is therefore more sensitive to changes in interest rates.

Credit Risk: The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including mortgage-backed securities and other securitized instruments and some municipal instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to

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MFS Municipal Income Fund

meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, market and economic conditions and developments, issuer, industry-specific and other conditions, including as the result of events that cannot be reasonably anticipated or controlled such as social conflict or unrest, labor disruption and natural disasters. Municipal instruments can be less liquid than other types of investments and there may be less publicly available information about the issuers of municipal instruments compared to other issuers. If the Internal Revenue Service (the IRS) or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. Factors contributing to the economic stress on municipal issuers may include a decrease in revenues supporting the issuer's bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Focus Risk: The fund’s performance will be closely tied to the issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions in the states, territories, and possessions of the United States in which the fund's assets are invested. These conditions include constitutional or statutory limits on an issuer's ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in such states, territories, and possessions. If MFS invests a significant percentage of the fund's assets in a single state, territory, or possession, or a small number of states, territories, or possessions, these conditions will have a significant impact on the fund's performance and the fund's performance may be more volatile than the performance of more geographically-diversified funds. A prolonged increase in unemployment or a significant decline in the local and/or national economies could result in decreased tax revenues.

Prepayment/Extension Risk: Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate debt instruments, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment

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MFS Municipal Income Fund

opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including trading halts, sanctions, or wars. Investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment may also adversely affect liquidity. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund. In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors' interests in the fund. The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk:  From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make (individually or collectively) relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. The effects of taxable income and/or gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income rate for shareholders who hold fund shares in a taxable vehicle. In addition, a large redemption could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would. A number of circumstances may cause the fund to experience large redemptions or purchases, such as changes in the eligibility criteria for the fund or a share class of the fund; liquidations, reorganizations, repositionings, or other announced fund events; or changes in investment objectives, strategies, policies, risks or investment personnel.

Other Investment Strategies and Risks

Active and Frequent Trading: MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies. Frequent trading may increase transaction costs, which can reduce the fund's return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Operational and Cybersecurity Risk: The fund and its service providers, and your ability to transact with the fund, may be negatively impacted due to operational matters arising from, among other issues, human errors, systems and technology disruptions or failures, fraudulent activities, or cybersecurity incidents. Operational issues and cybersecurity incidents may cause the fund or its service providers, as well as securities trading venues and other market participants, to suffer data corruption and/or lose operational functionality, and could, among other things, interfere with the processing of shareholder transactions, impair the ability to calculate the fund's net asset value per share, impede trading of portfolio securities, and result in the theft, misuse, and/or improper release of confidential information relating to the fund or its shareholders. Such operational issues and cybersecurity incidents may result in losses to the fund and its shareholders. Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. In addition, the rapid development and increasingly widespread use of new technologies, including machine learning technology and generative models could exacerbate these risks. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the fund and its service providers to plan for or respond to a cyberattack. Information relating to the Fund’s investments is delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Temporary Defensive Strategy: In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks: Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended March 31, 2025, the fund paid MFS an effective management fee equal to 0.35% of the fund's average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.40% of the fund’s average daily net assets annually up to $1.3 billion; 0.37% of the fund’s average daily net assets annually in excess of $1.3 billion and up to $2 billion; 0.35% of the fund’s average daily net assets annually in excess of $2 billion and

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MFS Municipal Income Fund

up to $5 billion; 0.34% of the fund's average daily net assets annually in excess of $5 billion and up to $10 billion; and 0.33% of the fund's average daily net assets annually in excess of $10 billion.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the fund's average daily net assets.

MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.73% of the class' average daily net assets annually for Class A shares, 1.48% of the class' average daily net assets annually for each of Class B and Class C shares, 0.48% of the class' average daily net assets annually for Class I shares, and 0.42% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s Form N-CSR filed with the SEC for the period ended September 30, 2024, and in the related financial statements posted online at funds.mfs.com.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $619 billion as of May 31, 2025.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund's name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Jason Kosty	Portfolio Manager	Employed in the investment area of MFS since 2003
Megan Poplowski	Portfolio Manager	Employed in the investment area of MFS since 2015
Geoffrey Schechter	Portfolio Manager	Employed in the investment area of MFS since 1993

Geoffrey Schechter has announced his intention to retire effective September 30, 2025, and he will no longer be a portfolio manager of the fund as of that date.

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class C, Class I, and Class R6 shares through this prospectus. The fund also offers additional classes of shares, Class A1 and Class B1 shares, which are available through a separate prospectus provided to investors eligible to purchase them. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

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MFS Municipal Income Fund

Class A, Class B, and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

• certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

• defined benefit retirement plans, endowments, or foundations;

• bank trust departments or law firms acting as trustee or manager for trust accounts;

• investors who purchase shares through asset-based fee programs available through financial intermediaries;

• employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law; and

• trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A, Class A1, Class B, Class B1, or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor's account. (Please see "Conversion Among Share Classes" below.)

Class R6 shares generally are available only to the following eligible investors:

• eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level ("Employer Retirement Plans"));

• health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

• investment companies distributed by MFD;

• endowments and foundations, local, city, and state agencies (or entities acting on their behalf);

• funded welfare benefit plans (e.g., Voluntary Employees' Beneficiary Association (VEBA) and Other Post-Employment Benefits (OPEB) plans);

• unaffiliated registered investment companies;

• collective investment trusts;

• investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs;

• Section 529 tuition plans that have entered into an agreement with MFD to purchase Class R6 shares; and

• MFS Development Funds, LLC, pooled investment vehicles established by MFS for the purpose of establishing a performance record to enable MFS and its subsidiaries to offer such vehicle’s investment style to clients.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

If you hold Class C shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C shares in your account convert to Class A shares, a proportionate number of the Class C shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C shares through a financial intermediary, Class C shares may be automatically exchanged for Class A shares of the fund under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions. Please consult your financial intermediary for more information.

Class C shareholders of the fund may be able to convert their shares to Class A shares of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD. Class C shareholders also

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may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any. Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A, Class B, or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD. If your Class A, Class B, or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares. Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A, Class B, or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for U.S. federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A, Class B, or Class C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Further details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares. You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 or more	None	None

* Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $250,000 or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares. Class B shares are not subject to an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class C Shares. You may purchase Class C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares. Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R6 Shares. Eligible investors may purchase Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC. As discussed above, certain investments in Class A, Class B, and Class C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class B, and Class C shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

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MFS Municipal Income Fund

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class' 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I or Class R6 shares.

Financial Intermediary Compensation

The term "financial intermediary" refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries receive up-front commissions of up to the following percentage amount(s) for sales of the following share class(es):

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	4.25%
Class B	3.75%
Class C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the "Fees and Expenses" table in the fund's prospectus. MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary's preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary. In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary's representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary's distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund's purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of the fund through a retirement account, Section 529 tuition plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

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MFS Municipal Income Fund

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration. You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Class A, Class B, and Class C Shares. You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $249,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $249,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $249,999, respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I and Class R6 Shares. You can establish an account through your financial intermediary or by contacting MFSC directly. You can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

• Mail. You may purchase additional shares by mailing a check with your investment instructions to MFSC.

• Telephone. You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application. Purchases via telephone are not available for certain types of accounts.

• Internet. You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R6 shares and certain types of accounts.

• Wire. To purchase additional shares by wire, call MFSC for instructions.

• Automatic Investment Plan. You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary. You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC's Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House. However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until

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MFS Municipal Income Fund

money from such purchases sufficient to cover your redemption has been received and collected. Receiving and collecting payment can take up to seven business days after a purchase. You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit. The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

• Mail. To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

• Telephone. If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

• Internet. If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R6 shares and certain types of accounts.

• Systematic Withdrawal Plan (not available for Class R6 shares). If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan). Please contact MFSC or your financial intermediary for details.

• Checkwriting. You may redeem your Class A and Class C shares by writing checks against your account. There is no charge for this service. You must elect this privilege on your account application to use this service. Shares in your account equal in value to the amount of the check plus the applicable CDSC (if any) and any income tax required to be withheld (if any), are redeemed to cover the amount of the check. If your account value is not great enough to cover these amounts, your check will be dishonored. Checkwriting is not available for all accounts.

Redeeming Through Your Financial Intermediary. You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation. If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates. If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions. Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, Class C, or Class I shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions. Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder's account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege. You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

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MFS Municipal Income Fund

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R6 shares). If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC's judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks. To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., disruptive frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund's portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Frequent Trading. The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $25,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to Section 529 tuition plans and MFS money market funds, or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations). MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $26,000 from the fund into two other MFS funds, by exchanging $13,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $25,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders. For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself. Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections, or cancellations imposed on the account. If the financial intermediary demonstrates to MFSC that a single underlying shareholder

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MFS Municipal Income Fund

triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections, or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections, or cancellations imposed on the omnibus account. Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading. Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy. You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership, control, or influence. Any or all of these parameters (including those not listed) may change at any time. If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading that is disruptive to a fund. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If disruptive frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary. In reviewing trading activity, MFSC may determine that certain transactions entered into for legitimate purposes do not represent frequent trading activity that is disruptive to a fund.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts. MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors. MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries. There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions. MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC. Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cybersecurity incident).

Unclaimed Accounts and Uncashed Checks. If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state's abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the IRS considers the transfer a taxable distribution subject to U.S. federal income tax withholding and reporting. The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions. U.S. law requires the fund to implement policies and procedures reasonably designed to prevent, detect, and report money laundering and other illegal activity. The fund, consistent with applicable U.S. law, may redeem your shares and close your account; suspend, restrict, or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if MFSC is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements. Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and

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MFS Municipal Income Fund

redemption orders. To the extent the fund's assets are traded in other markets on days when the fund does not price its shares, the value of the fund's assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments to MFS pursuant to the fund's valuation policy and procedures approved by the Board of Trustees. The Board of Trustees has designated MFS as the "valuation designee" of the fund. As valuation designee, MFS will determine the fair value, in good faith, of securities and other instruments held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply, and test fair value methodologies, and oversee and evaluate pricing services used in valuing the fund's investments. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with the fair valuation policy and procedures adopted by MFS.

Under the fund's valuation policy and procedures, market quotations are not considered to be readily available for debt instruments and many types of derivatives. These investments are generally valued at fair value as determined by MFS based on information from third-party pricing services or otherwise determined by MFS in accordance with its fair valuation policy and procedures. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads, and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but the fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost, and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare a dividend daily and to pay any dividends to shareholders at least monthly.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, Class C, and Class I shares:

• Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

• Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

• Dividend and capital gain distributions in cash; or

• Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R6 shares can only be reinvested in additional shares of the fund, except (i) certain institutional shareholders, (ii) shareholders who purchase shares through brokerage programs of certain financial intermediaries, and (iii) shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible U.S. federal, state, and local and non-U.S. taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts such as retirement plans or by shareholders that are not "United States persons" under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

The fund expects to distribute substantially all of its income and gains annually. You may receive three different types of distributions from the fund: exempt-interest dividends; ordinary dividends; and capital gain dividends. Most distributions will be exempt-interest dividends, which are exempt from U.S. federal income tax. Ordinary dividends are normally subject to U.S. federal income tax at ordinary income tax rates. (The fund does not expect any distributions to be treated as qualified dividend income, which is taxed to individuals at reduced rates.) Distributions designated as capital gain dividends are taxable as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Any taxes that you pay on a distribution will be the same whether you receive the distribution in cash or have it reinvested in additional shares of the fund. If you buy shares when a fund has

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MFS Municipal Income Fund

realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution if you continue to hold the shares through that distribution’s record date.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

The fund's investments in derivatives may subject the fund to special tax rules that can affect the amount, timing or character of fund income and distributions to shareholders. The fund’s investments in certain debt instruments may cause the fund to recognize income in excess of the cash generated by such instruments. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the fund may have on the U.S. federal taxation of your benefits. In addition, an investment in the fund may result in liability for U.S. federal alternative minimum tax for individual shareholders.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates, and trusts to the extent their income exceeds certain threshold amounts.

The IRS Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for U.S. federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form is available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Shareholder Reports and Summary Prospectuses

The fund produces shareholder reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual shareholder report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund's most recently completed fiscal year expressed as a percentage of a class' average net assets during the period. Annual fund operating expenses have not been adjusted to reflect the fund's current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on December 29, 1986, with the offering of Class B shares, and subsequently offered Class A shares on September 7, 1993, Class C shares on January 3, 1994, Class I shares on August 1, 2011, and Class R6 shares on August 1, 2017.

In the "Performance Table," performance for Class R6 shares includes the performance of the fund's Class A shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

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MFS Municipal Income Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is filed with the SEC on Form N-CSR and is available online at funds.mfs.com and upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

Class A	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.18	$8.12	$8.54	$9.09	$8.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.27	$0.22	$0.20	$0.23
Net realized and unrealized gain (loss)	(0.08)	0.06	(0.41)	(0.55)	0.41
Total from investment operations	$0.21	$0.33	$(0.19)	$(0.35)	$0.64
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.27)	$(0.23)	$(0.20)	$(0.23)
Net asset value, end of period (x)	$8.10	$8.18	$8.12	$8.54	$9.09
Total return (%) (r)(s)(t)(x)	2.52	4.23	(2.18)	(4.01)	7.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	0.76	0.77	0.73	0.74
Expenses after expense reductions (f)	0.75	0.75	0.76	0.71	0.73
Net investment income (loss)	3.49	3.35	2.74	2.16	2.57
Portfolio turnover rate	9	20	35	14	24
Net assets at end of period (000 omitted)	$2,309,721	$2,087,257	$1,888,158	$3,370,745	$3,166,883
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.71	0.72	0.72	0.70	0.72

Class B	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.20	$8.13	$8.56	$9.10	$8.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.21	$0.16	$0.13	$0.17
Net realized and unrealized gain (loss)	(0.09)	0.07	(0.42)	(0.54)	0.40
Total from investment operations	$0.14	$0.28	$(0.26)	$(0.41)	$0.57
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.21)	$(0.17)	$(0.13)	$(0.16)
Net asset value, end of period (x)	$8.11	$8.20	$8.13	$8.56	$9.10
Total return (%) (r)(s)(t)(x)	1.65	3.58	(3.01)	(4.61)	6.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	1.52	1.52	1.48	1.49
Expenses after expense reductions (f)	1.50	1.50	1.51	1.46	1.48
Net investment income (loss)	2.75	2.59	2.01	1.42	1.87
Portfolio turnover rate	9	20	35	14	24
Net assets at end of period (000 omitted)	$659	$1,190	$1,834	$2,790	$4,777
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.46	1.47	1.47	1.45	1.46

20

MFS Municipal Income Fund

Class C	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.21	$8.15	$8.57	$9.12	$8.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.21	$0.16	$0.13	$0.17
Net realized and unrealized gain (loss)	(0.08)	0.06	(0.41)	(0.55)	0.40
Total from investment operations	$0.15	$0.27	$(0.25)	$(0.42)	$0.57
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.21)	$(0.17)	$(0.13)	$(0.16)
Net asset value, end of period (x)	$8.13	$8.21	$8.15	$8.57	$9.12
Total return (%) (r)(s)(t)(x)	1.77	3.45	(2.89)	(4.71)	6.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	1.52	1.52	1.48	1.49
Expenses after expense reductions (f)	1.50	1.50	1.51	1.46	1.48
Net investment income (loss)	2.75	2.59	2.01	1.42	1.86
Portfolio turnover rate	9	20	35	14	24
Net assets at end of period (000 omitted)	$43,093	$52,237	$66,358	$90,334	$113,569
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.46	1.47	1.47	1.45	1.46

Class I	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.17	$8.11	$8.54	$9.08	$8.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.29	$0.24	$0.22	$0.25
Net realized and unrealized gain (loss)	(0.08)	0.06	(0.42)	(0.54)	0.41
Total from investment operations	$0.23	$0.35	$(0.18)	$(0.32)	$0.66
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.29)	$(0.25)	$(0.22)	$(0.25)
Net asset value, end of period (x)	$8.09	$8.17	$8.11	$8.54	$9.08
Total return (%) (r)(s)(t)(x)	2.78	4.49	(2.06)	(3.66)	7.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	0.51	0.52	0.48	0.49
Expenses after expense reductions (f)	0.51	0.50	0.51	0.46	0.48
Net investment income (loss)	3.74	3.60	3.03	2.41	2.82
Portfolio turnover rate	9	20	35	14	24
Net assets at end of period (000 omitted)	$2,201,731	$1,865,313	$1,709,032	$1,498,236	$1,389,505
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.46	0.47	0.47	0.45	0.47

21

MFS Municipal Income Fund

Class R6	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.17	$8.11	$8.53	$9.08	$8.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.29	$0.25	$0.23	$0.26
Net realized and unrealized gain (loss)	(0.08)	0.07	(0.42)	(0.56)	0.41
Total from investment operations	$0.23	$0.36	$(0.17)	$(0.33)	$0.67
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.30)	$(0.25)	$(0.22)	$(0.26)
Net asset value, end of period (x)	$8.09	$8.17	$8.11	$8.53	$9.08
Total return (%) (r)(s)(t)(x)	2.85	4.56	(1.87)	(3.71)	7.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.45	0.44	0.45	0.41	0.42
Expenses after expense reductions (f)	0.43	0.43	0.44	0.39	0.41
Net investment income (loss)	3.81	3.67	3.10	2.48	2.90
Portfolio turnover rate	9	20	35	14	24
Net assets at end of period (000 omitted)	$1,116,527	$890,138	$747,221	$702,294	$605,320
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.39	0.40	0.40	0.38	0.39

(d) Per share data is based on average shares outstanding.

(f) Ratios do not reflect reductions from fees paid indirectly, if applicable.

(l) Interest expense and fees include payments made to the holders of the floating rate certificates.

(r) Certain expenses have been reduced without which performance would have been lower.

(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t) Total returns do not include any applicable sales charges.

(x) The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

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MFS Municipal Income Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary. The following Categories of waivers and reductions apply:

• Merrill Lynch (Merrill) – If Merrill is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill with the fund, Category II waivers apply.

• Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

• Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

• Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

• Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

• Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

• D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

• Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

• J.P. Morgan Securities LLC – If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.

• Stifel, Nicolaus & Company, Incorporated (Stifel) – If you are invested in shares of the fund through an applicable Stifel brokerage account, Category XI waivers apply.

• All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – XI.

Not all MFS funds offer each share class. In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund or MFS U.S. Government Cash Reserve Fund into Class A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

• the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

• the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

• the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of FINRA.

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS Municipal Income Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts: Accounts that are not Eligible for Financial Intermediary Categories II – XI

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs; the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees), and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers, and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
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MFS Municipal Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class C shares to Class A shares of the same fund.	√	√

In connection with a conversion from Class C shares to Class A shares of the same fund if the shareholder's financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived for purchases in excess of the maximum breakpoint amount described under "Description of Share Classes – Sales Charges and Waivers and Reductions" in the fund's prospectus.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

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MFS Municipal Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
O. Miscellaneous

In connection with settlements reached between certain broker/dealers and FINRA, the SEC, and/or other regulatory bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the fund and concurrently purchase Class A shares without paying an initial sales charge.

	√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund's prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Nationwide Financial Services, Inc.; GWFS Equities, Inc.; E*TRADE Securities LLC; and Nationwide Securities LLC.

	√	√

Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

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WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√

In connection with a direct rollover of units from the MFS 529 Savings Plan to a Roth IRA held directly with MFSC pursuant to Section 126 of the SECURE 2.0 Act. Transfers of holdings of MFS Funds to a Roth IRA held with a brokerage firm or other financial intermediary and not established through MFSC are subject to the policies of such brokerage firm or financial intermediary which may differ with respect to such rollovers.

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B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP, or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability, or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement, and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in U.S. Treasury Department Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA, or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

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MFS Municipal Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for shareholders with an LOI entered into prior to February 1, 2023, with a $1 million commitment) and investments in the MFS 529 Savings Plan. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder's name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder's order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds and/or any investments in the MFS 529 Savings Plan, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

• Individual accounts;

• Joint accounts;

• Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

• Certain single-participant retirement plan accounts;

• Certain Individual Retirement Accounts;

• Uniform Gifts/Transfers to Minor Acts accounts; and

• Accounts held in the name of your financial intermediary on your behalf.

In addition to the accounts set forth above which are eligible for linking, you may also combine any of your investments in the MFS 529 Savings Plan for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA and of any investments you have in the MFS 529 Savings Plan that are also able to be counted for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds and of any investments in the MFS 529 Savings Plan that you believe are eligible to be counted under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds and investments in the MFS 529 Savings Plan that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined (including any MFS 529 Savings Plan investments) when transmitting your purchase order to the fund.

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MFS Municipal Income Fund

Group Purchases. A bona fide group and all its members may be treated at MFD's discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A or Class A1 shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD. Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege. With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

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MFS Municipal Income Fund

Financial Intermediary Category II

Eligible Accounts: Accounts with Merrill Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill with the Fund

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end or contingent deferred) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end and Level Load Shares Available at Merrill

Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of

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MFS Municipal Income Fund

mutual fund family assets held in accounts in their Merrill Household

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

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MFS Municipal Income Fund

Financial Intermediary Category III

Eligible Accounts: Accounts Investing in Shares of the Fund with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible only for the following front-end sales charge waivers (“ISC”) or contingent deferred sales charge (“CDSC”) waivers, as applicable, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (“ROA”) and Letter of Intent (“LOI”) programs) as described elsewhere in the fund's prospectus or SAI.

Sales Charge Waived

Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the same fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to an ISC or CDSC.

	√	√	√
D. Retirement Plans

Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions Between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√
F. Death or Disability of Owner
Redemptions due to the death or disability of the shareholder.		√	√
G. Systematic Withdrawals

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MFS Municipal Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC

Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Redemptions made in connection with a return of excess contributions from an IRA account.		√	√
Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

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MFS Municipal Income Fund

Financial Intermediary Category IV

Eligible Accounts: Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund's prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

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D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

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E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

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MFS Municipal Income Fund

Financial Intermediary Category V

Eligible Accounts: Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. In all instances, it is the purchaser's responsibility to notify the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. As described elsewhere in the fund's prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund's prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

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G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

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MFS Municipal Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

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L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

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MFS Municipal Income Fund

Financial Intermediary Category VI

Eligible Accounts: Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

A-14

MFS Municipal Income Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA). ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder's household at Janney. Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI). LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-15

MFS Municipal Income Fund

Financial Intermediary Category VII

Eligible Accounts: Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the fund's prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds, or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these breakpoints and waivers.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√

Shares exchanged in an Edward Jones fee-based program.	√	√	√	√

B. Dividend and Distribution Reinvestment

Shares purchased within the MFS fund family through reinvestment of capital gains and dividend distributions.	√

C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and other shareholders who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones' policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and one of the following applies: (a) the sale and purchase occur in the same account or (b) the sale proceeds are used to process an individual retirement account (“IRA”) contribution, excess contributions, conversion, recharacterization of contributions, or distribution, and the purchase is done in an account within the same pricing group (as determined by Edward Jones under its policies and procedures).

The Reinstatement Privilege excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

√

Shares acquired through NAV reinstatement.		√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A shares of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the fund's prospectus.

√
Shares converted from Class C into Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.	√

F. Death or Disability of Owner

A-16

MFS Municipal Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Shares sold on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√

G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√	√
H. Benefit Responsive Waivers for Retirement Accounts

Return of excess contributions from an IRA.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the sale is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√

I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund's prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances

Shares sold at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder's account will be adjusted by selling the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the amount of the shareholder's investment with the shareholder's existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus sales or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder's account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Other Important Information Regarding Transactions Through Edward Jones

A-17

MFS Municipal Income Fund

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to sell at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

A-18

MFS Municipal Income Fund

Financial Intermediary Category VIII

Eligible Accounts: Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

A-19

MFS Municipal Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-20

MFS Municipal Income Fund

Financial Intermediary Category IX

Eligible Accounts: Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-21

MFS Municipal Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-22

MFS Municipal Income Fund

Financial Intermediary Category X

Eligible Accounts: Accounts Investing in Shares through a J.P. Morgan Securities LLC Platform or Account Maintained at an Omnibus Level by J.P. Morgan Securities LLC with the Fund

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Transactions between Share Classes

Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

√

A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

√
B. Retirement Plans

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

√
C. J.P. Morgan Securities LLC Self-Directed Investing accounts
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.	√
D. Reinstatement Privilege
Shares purchased through rights of reinstatement.	√
Shares acquired through a right of reinstatement.		√	√
E. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).	√
F. Employees/Registered Representatives of J.P. Morgan Securities LLC
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.	√
G. Death or Disability of Owner
Shares sold upon the death or disability of the shareholder.		√	√
H. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
I. Benefit Responsive Waivers for Retirement Accounts
Shares purchased in connection with a return of excess contributions from an IRA account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

A-23

MFS Municipal Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
J. Large Purchases
Breakpoints as described in the prospectus.	√
K. Rights of Accumulation

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

√
L. Letters of Intent
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).	√

A-24

MFS Municipal Income Fund

Financial Intermediary Category XI

Eligible Accounts: Accounts Investing in Shares through a Stifel Platform or Account Maintained at an Omnibus Level by Stifel with the Fund

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Stifel continually looks to provide its clients with the lowest cost share class available based on account type. Stifel reserves the right and you consent to the conversion of shares to the lowest cost share class available at Stifel if such share class becomes available or upon transfer of shares into an advisory program.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Front-end sales charge waivers on Class A shares available at Stifel

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date pursuant to Stifel’s policies and procedures. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to the conversion of Class C shares following a shorter holding period, that waiver will apply.

√

Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.	√
Shares purchased in an Stifel fee-based advisory program (often referred to as a “wrap” program).	√

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund or other fund within the MFS fund family.	√

Shares purchased from the proceeds of redemptions within the MFS fund family provided the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.

√

Shares from rollovers into Stifel from retirement plans to IRAs.	√

Purchases of 529 Plans through a rollover from another 529 plan.	√
Purchases of 529 Plans made for reinvestment of refunded amounts.	√

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to MFS, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the applicable fund’s prospectus.

√

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
B. CDSC Waivers on Class A and Class C Shares
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.		√	√
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.		√	√

A-25

MFS Municipal Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√
Shares acquired through a right of reinstatement.		√	√
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.		√	√
Shares exchanged or sold in a Stifel fee-based program.		√	√

C. Rights of Accumulation (ROA)

ROA that entitles shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the MFS fund family held by accounts within the purchaser’s household at Stifel. Ineligible assets include holdings of MFS U.S. Government Money Market Fund and Class A shares of MFS U.S. Government Cash Reserve Fund, which do not assess a front-end sales charge. Eligible assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

√

A-26

MFS Municipal Income Fund

MFS Municipal Income Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Municipal Income Fund, the following documents are available free upon request:

Annual/Semiannual Reports and Form N-CSR Filings. The fund’s annual and semiannual shareholder reports and Form N-CSR contain information about the fund’s actual investments. Annual shareholder reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year. Form N-CSR includes the fund’s annual and semiannual financial statements.

Statement of Additional Information (SAI). The SAI, dated July 29, 2025, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the SAI, annual/semiannual shareholder reports, fund financial statements, and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4096.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 801 Pennsylvania Avenue Kansas City, MO 64105-1307

July 29, 2025

PROSPECTUS

MFS® Municipal Income Fund

The investment objective of the fund is to seek total return with an emphasis on income exempt from U.S. federal income tax, but also considering capital appreciation.

CLASS	TICKER SYMBOL
Class A1	MMIDX
Class B1	MMIGX

The U.S. Securities and Exchange Commission (the SEC) has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

LMBA1B1-PRO-072925

MFS Municipal Income Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax, but also considering capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers and Reductions" on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund's prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A1	B1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A1	B1
Management Fee	0.36%	0.36%
Distribution and/or Service (12b-1) Fees	None	1.00%
Other Expenses	0.16%	0.16%
Total Annual Fund Operating Expenses	0.52%	1.52%
Fee Reductions and/or Expense Reimbursements[1]	(0.01)%	(0.26)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.51%	1.26%

# This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1 Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS Fund Distributors, Inc. (MFD), has agreed in writing to waive the Class B1 service fee to 0.00% of the class' average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2026.

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MFS Municipal Income Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A1 Shares	$475	$584	$702	$1,049
Class B1 Shares assuming[1]
redemption at end of period	$528	$755	$1,004	$1,519
no redemption at end of period	$128	$455	$804	$1,519

1 Shares automatically convert to Class A1 shares approximately eight years after purchase; therefore, the expense examples reflect Class A1 share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax. However, interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

MFS may invest 25% or more of the fund’s total assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water, or sewers.

MFS may invest a significant percentage of the fund's assets in issuers in a single state, territory, or possession, or a small number of states, territories, or possessions.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, inverse floating rate instruments, and swaps.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative screening tools that systematically evaluate instruments may also be considered. In structuring the fund, MFS also considers top-down factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to

3

MFS Municipal Income Fund

meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Focus Risk: The fund’s performance will be closely tied to the issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions in the states, territories, and possessions of the United States in which the fund's assets are invested. If MFS invests a significant percentage of the fund's assets in a single state, territory, or possession, or a small number of states, territories, or possessions, these conditions will have a significant impact on the fund's performance and the fund's performance may be more volatile than the performance of more geographically-diversified funds.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A1 Bar Chart. The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

The total return for the six-month period ended June 30, 2025, was (1.05)%. During the period(s) shown in the bar chart, the highest quarterly return was 8.46% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (6.51)% (for the calendar quarter ended March 31, 2022).

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MFS Municipal Income Fund

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2024)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B1 Shares	(1.10)%	0.15%	2.04%
A1 Shares	(0.86)%	0.39%	2.23%
Returns After Taxes on Distributions
A1 Shares	(0.92)%	0.35%	2.20%
Returns After Taxes on Distributions and Sale of Fund Shares
A1 Shares	0.91%	0.96%	2.44%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Jason Kosty	2015	Investment Officer of MFS
Megan Poplowski	2022	Investment Officer of MFS
Geoffrey Schechter	2000	Investment Officer of MFS

Geoffrey Schechter has announced his intention to retire effective September 30, 2025, and he will no longer be a portfolio manager of the fund as of that date.

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 801 Pennsylvania Avenue, Kansas City, MO 64105-1307), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A1, Class B1	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases

Class A1 shares are available only to shareholder accounts opened in the fund in connection with the fund’s acquisition of all the assets and certain stated liabilities of MFS Municipal Bond Fund pursuant to an agreement and plan of reorganization. Class A1 shareholders of the fund can purchase additional Class A1 shares through accounts opened in connection with the reorganization. Purchases of Class B1 shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing Class B1 investors may continue to exchange their Class B1 shares for Class B shares of another MFS fund. Once a Class A1 or Class B1 shareholder has closed their account in the fund, they will be prohibited from purchasing Class A1 or Class B1 shares in the future.

Taxes

The fund intends to distribute income that is exempt from U.S. federal income tax, but may be subject to U.S. federal alternative minimum tax. A portion of the fund’s distributions may be subject to U.S. federal income tax.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

5

MFS Municipal Income Fund

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax. This policy may not be changed without shareholder approval. Interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

MFS may invest 25% or more of the fund’s total assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water, or sewers.

MFS may invest a significant percentage of the fund's assets in issuers in a single state, territory, or possession, or a small number of states, territories, or possessions.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, an issuer's governance structure and practices, social issues such as health and safety considerations, and environmental issues such as climate change impact, energy sources, and water and waste management. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Investment Types

The principal investment types in which the fund may invest are:

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Municipal Instruments: Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local governments, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as insurance, letters of credit, or guarantees. Many municipal instruments are supported by insurance, which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, interest rate, credit rating, commodity, volatility measure, or index. Derivatives involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, inverse floating rate instruments, swaps, and certain complex structured securities.

Principal Risks

The yield and share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not work as expected or produce the intended results. In addition, MFS or the fund's other service providers may experience disruptions or operating errors that could negatively impact the fund.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally. Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit

6

MFS Municipal Income Fund

reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of new technologies (such as artificial intelligence); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

Interest Rate Risk: The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, general economic and market conditions, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Inflationary price movements may cause fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities or durations, or that do not pay current interest. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Fluctuations in the market price of fixed-rate instruments held by the fund may not affect interest income derived from those instruments, but may nonetheless affect the fund's share price, especially if an instrument has a longer maturity or duration and is therefore more sensitive to changes in interest rates.

Credit Risk: The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including mortgage-backed securities and other securitized instruments and some municipal instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, market and economic conditions and developments, issuer, industry-specific and other conditions, including as the result of events that cannot be reasonably anticipated or controlled such as social conflict or unrest, labor disruption and natural disasters. Municipal instruments can be less liquid than other types of investments and there may be less publicly available information about the issuers of municipal instruments compared to other issuers. If the Internal Revenue Service (the IRS) or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. Factors contributing to the economic stress on municipal issuers may include a decrease in revenues supporting the issuer's bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if

7

MFS Municipal Income Fund

the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Focus Risk: The fund’s performance will be closely tied to the issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions in the states, territories, and possessions of the United States in which the fund's assets are invested. These conditions include constitutional or statutory limits on an issuer's ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in such states, territories, and possessions. If MFS invests a significant percentage of the fund's assets in a single state, territory, or possession, or a small number of states, territories, or possessions, these conditions will have a significant impact on the fund's performance and the fund's performance may be more volatile than the performance of more geographically-diversified funds. A prolonged increase in unemployment or a significant decline in the local and/or national economies could result in decreased tax revenues.

Prepayment/Extension Risk: Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate debt instruments, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including trading halts, sanctions, or wars. Investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment may also adversely affect liquidity. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund. In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors' interests in the fund. The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk:  From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make (individually or collectively) relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. The effects of taxable income and/or gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income rate for shareholders who hold fund shares in a taxable vehicle. In addition, a large redemption could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would. A number of circumstances may cause the fund to experience large redemptions or purchases, such as changes in the eligibility criteria for the fund or a share class of the fund; liquidations, reorganizations, repositionings, or other announced fund events; or changes in investment objectives, strategies, policies, risks or investment personnel.

Other Investment Strategies and Risks

Active and Frequent Trading: MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies. Frequent trading may increase transaction costs, which can reduce the fund's return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital

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MFS Municipal Income Fund

gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Operational and Cybersecurity Risk: The fund and its service providers, and your ability to transact with the fund, may be negatively impacted due to operational matters arising from, among other issues, human errors, systems and technology disruptions or failures, fraudulent activities, or cybersecurity incidents. Operational issues and cybersecurity incidents may cause the fund or its service providers, as well as securities trading venues and other market participants, to suffer data corruption and/or lose operational functionality, and could, among other things, interfere with the processing of shareholder transactions, impair the ability to calculate the fund's net asset value per share, impede trading of portfolio securities, and result in the theft, misuse, and/or improper release of confidential information relating to the fund or its shareholders. Such operational issues and cybersecurity incidents may result in losses to the fund and its shareholders. Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. In addition, the rapid development and increasingly widespread use of new technologies, including machine learning technology and generative models could exacerbate these risks. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the fund and its service providers to plan for or respond to a cyberattack. Information relating to the Fund’s investments is delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Temporary Defensive Strategy: In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks: Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended March 31, 2025, the fund paid MFS an effective management fee equal to 0.35% of the fund's average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.40% of the fund’s average daily net assets annually up to $1.3 billion; 0.37% of the fund’s average daily net assets annually in excess of $1.3 billion and up to $2 billion; 0.35% of the fund’s average daily net assets annually in excess of $2 billion and up to $5 billion; 0.34% of the fund's average daily net assets annually in excess of $5 billion and up to $10 billion; and 0.33% of the fund's average daily net assets annually in excess of $10 billion.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the fund's average daily net assets.

MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.48% of the class' average daily net assets annually for Class A1 shares and 1.23% of the class' average daily net assets annually for Class B1 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s Form N-CSR filed with the SEC for the period ended September 30, 2024, and in the related financial statements posted online at funds.mfs.com.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $619 billion as of May 31, 2025.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund's name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on

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MFS Municipal Income Fund

which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Jason Kosty	Portfolio Manager	Employed in the investment area of MFS since 2003
Megan Poplowski	Portfolio Manager	Employed in the investment area of MFS since 2015
Geoffrey Schechter	Portfolio Manager	Employed in the investment area of MFS since 1993

Geoffrey Schechter has announced his intention to retire effective September 30, 2025, and he will no longer be a portfolio manager of the fund as of that date.

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses.

Description of Share Classes

The fund offers Class A1 and Class B1 shares through this prospectus. Class A1 and Class B1 shares are available only to shareholder accounts opened in the fund in connection with the fund’s acquisition of all the assets and certain stated liabilities of MFS Municipal Bond Fund pursuant to an agreement and plan of reorganization. Class A1 and Class B1 shareholders of the fund can purchase additional Class A1 and Class B1 shares through accounts opened in connection with the reorganization. However, once a Class A1 or Class B1 shareholder has closed their account in the fund, they will be prohibited from purchasing Class A1 or B1 shares in the future. A separate prospectus is available that includes Class A, Class B, Class C, Class I, and Class R6 shares. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Class A1 shares are available only to shareholder accounts opened in the fund in connection with the fund’s acquisition of all the assets and certain stated liabilities of MFS Municipal Bond Fund pursuant to an agreement and plan of reorganization. Class A1 shareholders of the fund can purchase additional Class A1 shares through accounts opened in connection with the reorganization. Purchases of Class B1 shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing Class B1 investors may continue to exchange their Class B1 shares for Class B shares of another MFS fund. Once a Class A1 or Class B1 shareholder has closed their account in the fund, they will be prohibited from purchasing Class A1 or Class B1 shares in the future.

Conversion Among Share Classes

If you hold Class B1 shares for approximately eight years, they will convert to Class A1 shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B1 shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B1 shares in your account convert to Class A1 shares, a proportionate number of the Class B1 shares in the sub-account will also convert to Class A1 shares.

For shareholders invested in Class B1 shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B1 shares to Class A1 shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

Shareholders may be able to convert between Class A1 and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any.

Class A1 or Class B1 shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD. If your Class A1 or Class B1 shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares. Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A1 or Class B1 shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for U.S. federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A1 shares, or a CDSC when you redeem Class A1 or Class B1 shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Further details regarding these waivers and reductions are provided in

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MFS Municipal Income Fund

Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A1 Shares. You may purchase Class A1 shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A1 shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 or more	None	None

* Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A1 shares without an initial sales charge when you invest $250,000 or more in Class A1 shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B1 Shares. Class B1 shares are not subject to an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Calculation Of CDSC. As discussed above, certain investments in Class A1 and Class B1 shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class B1 shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class B1	0.75%	0.25%	1.00%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class' 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate. MFD has agreed in writing to waive the Class B1 service fee to 0.00% of the class' average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2025.

The fund has not adopted a Rule 12b-1 plan with respect to its Class A1 shares.

Financial Intermediary Compensation

The term "financial intermediary" refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries receive up-front commissions of up to the following percentage amount(s) for sales of the following share class(es):

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MFS Municipal Income Fund

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A1	4.25%
Class B1	3.75%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the "Fees and Expenses" table in the fund's prospectus. MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary's preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary. In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary's representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary's distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund's purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of the fund through a retirement account, Section 529 tuition plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration. You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Class A1 shares are available only to shareholder accounts opened in the fund in connection with the fund’s acquisition of all the assets and certain stated liabilities of MFS Municipal Bond Fund pursuant to an agreement and plan of reorganization. Class A1 shareholders of the fund can purchase additional Class A1 shares through accounts opened in connection with the reorganization. Purchases of Class B1 shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing Class B1 investors may continue to exchange their Class B1 shares for Class B shares of another MFS fund. Once a Class A1 or Class B1 shareholder has closed their account in the fund, they will be prohibited from purchasing Class A1 or Class B1 shares in the future.

Purchases of Class B and Class B1 shares are subject to a total account value limitation at the time of purchase of $99,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B or Class B1 share purchases, you will not be able to purchase Class B1 shares. For the

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MFS Municipal Income Fund

purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B or Class B1 shares that would otherwise exceed the total account value limitation of $99,999 under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

• Mail. You may purchase additional shares by mailing a check with your investment instructions to MFSC.

• Telephone. You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application. Purchases via telephone are not available for certain types of accounts.

• Internet. You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for certain types of accounts.

• Wire. To purchase additional shares by wire, call MFSC for instructions.

• Automatic Investment Plan. You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary. You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC's Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House. However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected. Receiving and collecting payment can take up to seven business days after a purchase. You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit. The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

• Mail. To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

• Telephone. If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

• Internet. If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a

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MFS Municipal Income Fund

pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for certain types of accounts.

• Systematic Withdrawal Plan. If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan). Please contact MFSC or your financial intermediary for details.

• Checkwriting. You may redeem your Class A1 shares by writing checks against your account. There is no charge for this service. You must elect this privilege on your account application to use this service. Shares in your account equal in value to the amount of the check plus the applicable CDSC (if any) and any income tax required to be withheld (if any), are redeemed to cover the amount of the check. If your account value is not great enough to cover these amounts, your check will be dishonored. Checkwriting is not available for all accounts.

Redeeming Through Your Financial Intermediary. You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation. If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates. If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions. Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A1 or Class B1 shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions. Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder's account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege. You can exchange your Class A1 or Class B1 shares for Class A and Class B shares, respectively, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A1 shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

Exchanges of shares of MFS U.S. Government Money Market Fund or of Class A or Class B shares of other MFS funds for Class A1 or Class B1 shares of the fund, respectively, are not permitted.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan. If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC's judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

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MFS Municipal Income Fund

Disruptive Trading Risks. To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., disruptive frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund's portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Frequent Trading. The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $25,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to Section 529 tuition plans and MFS money market funds, or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations). MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $26,000 from the fund into two other MFS funds, by exchanging $13,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $25,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders. For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself. Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections, or cancellations imposed on the account. If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections, or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections, or cancellations imposed on the omnibus account. Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading. Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy. You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership, control, or influence. Any or all of these parameters (including those not listed) may change at any time. If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading that is disruptive to a fund. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If disruptive frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary. In reviewing trading activity, MFSC may determine that certain transactions entered into for

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MFS Municipal Income Fund

legitimate purposes do not represent frequent trading activity that is disruptive to a fund.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts. MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors. MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries. There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions. MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC. Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cybersecurity incident).

Unclaimed Accounts and Uncashed Checks. If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state's abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the IRS considers the transfer a taxable distribution subject to U.S. federal income tax withholding and reporting. The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions. U.S. law requires the fund to implement policies and procedures reasonably designed to prevent, detect, and report money laundering and other illegal activity. The fund, consistent with applicable U.S. law, may redeem your shares and close your account; suspend, restrict, or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if MFSC is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements. Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund's assets are traded in other markets on days when the fund does not price its shares, the value of the fund's assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments to MFS pursuant to the fund's valuation policy and procedures approved by the Board of Trustees. The Board of Trustees has designated MFS as the "valuation designee" of the fund. As valuation designee, MFS will determine the fair value, in good faith, of securities and other instruments held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply, and test fair value methodologies, and oversee and evaluate pricing services used in valuing the fund's investments. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with the fair valuation policy and procedures adopted by MFS.

Under the fund's valuation policy and procedures, market quotations are not considered to be readily available for debt instruments and many types of derivatives. These investments are generally valued at fair value as determined by MFS based on information from third-party pricing services or otherwise determined by MFS in accordance with its fair valuation policy and procedures. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads, and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but the fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on

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MFS Municipal Income Fund

which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost, and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare a dividend daily and to pay any dividends to shareholders at least monthly.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available:

• Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

• Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

• Dividend and capital gain distributions in cash; or

• Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B1 shares).

Not all options are available for every class or every account.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible U.S. federal, state, and local and non-U.S. taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts such as retirement plans or by shareholders that are not "United States persons" under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

The fund expects to distribute substantially all of its income and gains annually. You may receive three different types of distributions from the fund: exempt-interest dividends; ordinary dividends; and capital gain dividends. Most distributions will be exempt-interest dividends, which are exempt from U.S. federal income tax. Ordinary dividends are normally subject to U.S. federal income tax at ordinary income tax rates. (The fund does not expect any distributions to be treated as qualified dividend income, which is taxed to individuals at reduced rates.) Distributions designated as capital gain dividends are taxable as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Any taxes that you pay on a distribution will be the same whether you receive the distribution in cash or have it reinvested in additional shares of the fund. If you buy shares when a fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution if you continue to hold the shares through that distribution’s record date.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

The fund's investments in derivatives may subject the fund to special tax rules that can affect the amount, timing or character of fund income and distributions to shareholders. The fund’s investments in certain debt instruments may cause the fund to recognize income in excess of the cash generated by such instruments. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the fund may have on the U.S. federal taxation of your benefits. In addition, an investment in the fund may result in liability for U.S. federal alternative minimum tax for individual shareholders.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates, and trusts to the extent their income exceeds certain threshold amounts.

The IRS Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for U.S. federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form is available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

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MFS Municipal Income Fund

Provision of Shareholder Reports and Summary Prospectuses

The fund produces shareholder reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual shareholder report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund's most recently completed fiscal year expressed as a percentage of a class' average net assets during the period. Annual fund operating expenses have not been adjusted to reflect the fund's current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A1 Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

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MFS Municipal Income Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is filed with the SEC on Form N-CSR and is available online at funds.mfs.com and upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

Class A1	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.19	$8.12	$8.55	$9.10	$8.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.29	$0.24	$0.22	$0.25
Net realized and unrealized gain (loss)	(0.08)	0.07	(0.42)	(0.55)	0.41
Total from investment operations	$0.23	$0.36	$(0.18)	$(0.33)	$0.66
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.29)	$(0.25)	$(0.22)	$(0.25)
Net asset value, end of period (x)	$8.11	$8.19	$8.12	$8.55	$9.10
Total return (%) (r)(s)(t)(x)	2.79	4.62	(2.04)	(3.76)	7.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	0.51	0.52	0.48	0.49
Expenses after expense reductions (f)	0.50	0.50	0.51	0.46	0.48
Net investment income (loss)	3.74	3.60	3.02	2.42	2.85
Portfolio turnover rate	9	20	35	14	24
Net assets at end of period (000 omitted)	$229,135	$255,862	$284,440	$336,545	$381,748
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.46	0.47	0.47	0.45	0.47

Class B1	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.20	$8.13	$8.56	$9.10	$8.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.23	$0.18	$0.15	$0.19
Net realized and unrealized gain (loss)	(0.09)	0.07	(0.42)	(0.54)	0.40
Total from investment operations	$0.16	$0.30	$(0.24)	$(0.39)	$0.59
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.23)	$(0.19)	$(0.15)	$(0.18)
Net asset value, end of period (x)	$8.11	$8.20	$8.13	$8.56	$9.10
Total return (%) (r)(s)(t)(x)	1.90	3.84	(2.77)	(4.38)	6.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	1.52	1.52	1.48	1.49
Expenses after expense reductions (f)	1.25	1.25	1.26	1.21	1.23
Net investment income (loss)	2.99	2.84	2.27	1.62	2.12
Portfolio turnover rate	9	20	35	14	24
Net assets at end of period (000 omitted)	$48	$49	$60	$69	$34
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.21	1.22	1.22	1.20	1.21

(d)	Per share data is based on average shares outstanding.

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(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

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MFS Municipal Income Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary. The following Categories of waivers and reductions apply:

• Merrill Lynch (Merrill) – If Merrill is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill with the fund, Category II waivers apply.

• Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

• Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

• Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

• Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

• Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

• D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

• Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

• J.P. Morgan Securities LLC – If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.

• Stifel, Nicolaus & Company, Incorporated (Stifel) – If you are invested in shares of the fund through an applicable Stifel brokerage account, Category XI waivers apply.

• All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – XI.

Not all MFS funds offer each share class. In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund or MFS U.S. Government Cash Reserve Fund into Class A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

• the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

• the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

• the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of FINRA.

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS Municipal Income Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts: Accounts that are not Eligible for Financial Intermediary Categories II – XI

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs; the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees), and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers, and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√

A-2

MFS Municipal Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class C shares to Class A shares of the same fund.	√	√

In connection with a conversion from Class C shares to Class A shares of the same fund if the shareholder's financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived for purchases in excess of the maximum breakpoint amount described under "Description of Share Classes – Sales Charges and Waivers and Reductions" in the fund's prospectus.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

√
A-3

MFS Municipal Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
O. Miscellaneous

In connection with settlements reached between certain broker/dealers and FINRA, the SEC, and/or other regulatory bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the fund and concurrently purchase Class A shares without paying an initial sales charge.

	√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund's prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Nationwide Financial Services, Inc.; GWFS Equities, Inc.; E*TRADE Securities LLC; and Nationwide Securities LLC.

	√	√

Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√

In connection with a direct rollover of units from the MFS 529 Savings Plan to a Roth IRA held directly with MFSC pursuant to Section 126 of the SECURE 2.0 Act. Transfers of holdings of MFS Funds to a Roth IRA held with a brokerage firm or other financial intermediary and not established through MFSC are subject to the policies of such brokerage firm or financial intermediary which may differ with respect to such rollovers.

√

B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP, or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability, or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement, and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in U.S. Treasury Department Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA, or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

A-4

MFS Municipal Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for shareholders with an LOI entered into prior to February 1, 2023, with a $1 million commitment) and investments in the MFS 529 Savings Plan. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder's name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder's order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds and/or any investments in the MFS 529 Savings Plan, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

• Individual accounts;

• Joint accounts;

• Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

• Certain single-participant retirement plan accounts;

• Certain Individual Retirement Accounts;

• Uniform Gifts/Transfers to Minor Acts accounts; and

• Accounts held in the name of your financial intermediary on your behalf.

In addition to the accounts set forth above which are eligible for linking, you may also combine any of your investments in the MFS 529 Savings Plan for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA and of any investments you have in the MFS 529 Savings Plan that are also able to be counted for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds and of any investments in the MFS 529 Savings Plan that you believe are eligible to be counted under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds and investments in the MFS 529 Savings Plan that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined (including any MFS 529 Savings Plan investments) when transmitting your purchase order to the fund.

A-5

MFS Municipal Income Fund

Group Purchases. A bona fide group and all its members may be treated at MFD's discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A or Class A1 shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD. Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege. With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

A-6

MFS Municipal Income Fund

Financial Intermediary Category II

Eligible Accounts: Accounts with Merrill Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill with the Fund

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end or contingent deferred) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end and Level Load Shares Available at Merrill

Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of

A-7

MFS Municipal Income Fund

mutual fund family assets held in accounts in their Merrill Household

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

A-8

MFS Municipal Income Fund

Financial Intermediary Category III

Eligible Accounts: Accounts Investing in Shares of the Fund with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible only for the following front-end sales charge waivers (“ISC”) or contingent deferred sales charge (“CDSC”) waivers, as applicable, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (“ROA”) and Letter of Intent (“LOI”) programs) as described elsewhere in the fund's prospectus or SAI.

Sales Charge Waived

Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the same fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to an ISC or CDSC.

	√	√	√
D. Retirement Plans

Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions Between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√
F. Death or Disability of Owner
Redemptions due to the death or disability of the shareholder.		√	√
G. Systematic Withdrawals

A-9

MFS Municipal Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC

Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Redemptions made in connection with a return of excess contributions from an IRA account.		√	√
Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

A-10

MFS Municipal Income Fund

Financial Intermediary Category IV

Eligible Accounts: Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund's prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

A-11

MFS Municipal Income Fund

Financial Intermediary Category V

Eligible Accounts: Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. In all instances, it is the purchaser's responsibility to notify the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. As described elsewhere in the fund's prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund's prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

A-12

MFS Municipal Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-13

MFS Municipal Income Fund

Financial Intermediary Category VI

Eligible Accounts: Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

A-14

MFS Municipal Income Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA). ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder's household at Janney. Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI). LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-15

MFS Municipal Income Fund

Financial Intermediary Category VII

Eligible Accounts: Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the fund's prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds, or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these breakpoints and waivers.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√

Shares exchanged in an Edward Jones fee-based program.	√	√	√	√

B. Dividend and Distribution Reinvestment

Shares purchased within the MFS fund family through reinvestment of capital gains and dividend distributions.	√

C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and other shareholders who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones' policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and one of the following applies: (a) the sale and purchase occur in the same account or (b) the sale proceeds are used to process an individual retirement account (“IRA”) contribution, excess contributions, conversion, recharacterization of contributions, or distribution, and the purchase is done in an account within the same pricing group (as determined by Edward Jones under its policies and procedures).

The Reinstatement Privilege excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

√

Shares acquired through NAV reinstatement.		√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A shares of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the fund's prospectus.

√
Shares converted from Class C into Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.	√

F. Death or Disability of Owner

A-16

MFS Municipal Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Shares sold on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√

G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√	√
H. Benefit Responsive Waivers for Retirement Accounts

Return of excess contributions from an IRA.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the sale is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√

I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund's prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances

Shares sold at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder's account will be adjusted by selling the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the amount of the shareholder's investment with the shareholder's existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus sales or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder's account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Other Important Information Regarding Transactions Through Edward Jones

A-17

MFS Municipal Income Fund

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to sell at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

A-18

MFS Municipal Income Fund

Financial Intermediary Category VIII

Eligible Accounts: Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

A-19

MFS Municipal Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-20

MFS Municipal Income Fund

Financial Intermediary Category IX

Eligible Accounts: Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-21

MFS Municipal Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-22

MFS Municipal Income Fund

Financial Intermediary Category X

Eligible Accounts: Accounts Investing in Shares through a J.P. Morgan Securities LLC Platform or Account Maintained at an Omnibus Level by J.P. Morgan Securities LLC with the Fund

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Transactions between Share Classes

Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

√

A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

√
B. Retirement Plans

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

√
C. J.P. Morgan Securities LLC Self-Directed Investing accounts
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.	√
D. Reinstatement Privilege
Shares purchased through rights of reinstatement.	√
Shares acquired through a right of reinstatement.		√	√
E. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).	√
F. Employees/Registered Representatives of J.P. Morgan Securities LLC
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.	√
G. Death or Disability of Owner
Shares sold upon the death or disability of the shareholder.		√	√
H. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
I. Benefit Responsive Waivers for Retirement Accounts
Shares purchased in connection with a return of excess contributions from an IRA account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

A-23

MFS Municipal Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
J. Large Purchases
Breakpoints as described in the prospectus.	√
K. Rights of Accumulation

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

√
L. Letters of Intent
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).	√

A-24

MFS Municipal Income Fund

Financial Intermediary Category XI

Eligible Accounts: Accounts Investing in Shares through a Stifel Platform or Account Maintained at an Omnibus Level by Stifel with the Fund

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Stifel continually looks to provide its clients with the lowest cost share class available based on account type. Stifel reserves the right and you consent to the conversion of shares to the lowest cost share class available at Stifel if such share class becomes available or upon transfer of shares into an advisory program.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Front-end sales charge waivers on Class A shares available at Stifel

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date pursuant to Stifel’s policies and procedures. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to the conversion of Class C shares following a shorter holding period, that waiver will apply.

√

Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.	√
Shares purchased in an Stifel fee-based advisory program (often referred to as a “wrap” program).	√

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund or other fund within the MFS fund family.	√

Shares purchased from the proceeds of redemptions within the MFS fund family provided the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.

√

Shares from rollovers into Stifel from retirement plans to IRAs.	√

Purchases of 529 Plans through a rollover from another 529 plan.	√
Purchases of 529 Plans made for reinvestment of refunded amounts.	√

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to MFS, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the applicable fund’s prospectus.

√

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
B. CDSC Waivers on Class A and Class C Shares
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.		√	√
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.		√	√

A-25

MFS Municipal Income Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√
Shares acquired through a right of reinstatement.		√	√
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.		√	√
Shares exchanged or sold in a Stifel fee-based program.		√	√

C. Rights of Accumulation (ROA)

ROA that entitles shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the MFS fund family held by accounts within the purchaser’s household at Stifel. Ineligible assets include holdings of MFS U.S. Government Money Market Fund and Class A shares of MFS U.S. Government Cash Reserve Fund, which do not assess a front-end sales charge. Eligible assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

√

A-26

MFS Municipal Income Fund

MFS Municipal Income Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Municipal Income Fund, the following documents are available free upon request:

Annual/Semiannual Reports and Form N-CSR Filings. The fund’s annual and semiannual shareholder reports and Form N-CSR contain information about the fund’s actual investments. Annual shareholder reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year. Form N-CSR includes the fund’s annual and semiannual financial statements.

Statement of Additional Information (SAI). The SAI, dated July 29, 2025, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the SAI, annual/semiannual shareholder reports, fund financial statements, and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4096.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 801 Pennsylvania Avenue Kansas City, MO 64105-1307

July 29, 2025

PROSPECTUS

MFS® Municipal Intermediate Fund

The investment objective of the fund is to seek total return with an emphasis on income exempt from U.S. federal income tax, but also considering capital appreciation.

CLASS	TICKER SYMBOL
Class A	MIUAX
Class C	MIUCX
Class I	MIUIX
Class R6	MIURX

The U.S. Securities and Exchange Commission (the SEC) has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

MIU-PRO-072925

MFS Municipal Intermediate Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax, but also considering capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A	C	I	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	C	I	R6
Management Fee	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.24%	0.24%	0.24%	0.17%
Total Annual Fund Operating Expenses	0.84%	1.59%	0.59%	0.52%
Fee Reductions and/or Expense Reimbursements[1]	(0.14)%	(0.14)%	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.70%	1.45%	0.45%	0.38%

# This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1 Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.70% of the class' average daily net assets annually for Class A shares, 1.45% of the class' average daily net assets annually for Class C shares, 0.45% of the class' average daily net assets annually for Class I shares, and 0.38% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

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MFS Municipal Intermediate Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$493	$668	$858	$1,406
Class C Shares assuming[1]
redemption at end of period	$248	$488	$852	$1,676
no redemption at end of period	$148	$488	$852	$1,676
Class I Shares	$46	$175	$315	$725
Class R6 Shares	$39	$153	$277	$639

1 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

MFS normally invests at least 80% of the fund’s net assets in municipal instruments, the interest on which is exempt from U.S. federal income tax. However, interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

The fund’s dollar-weighted average effective maturity will normally range between three and ten years.

MFS may invest 25% or more of the fund’s total assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water, or sewers.

MFS may invest a significant percentage of the fund's assets in issuers in a single state, territory, or possession, or a small number of states, territories, or possessions.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, inverse floating rate instruments, and swaps.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative screening tools that systematically evaluate instruments may also be considered. In structuring the fund, MFS also considers top-down factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how

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MFS Municipal Intermediate Fund

essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Focus Risk: The fund’s performance will be closely tied to the issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions in the states, territories, and possessions of the United States in which the fund's assets are invested. If MFS invests a significant percentage of the fund's assets in a single state, territory, or possession, or a small number of states, territories, or possessions, these conditions will have a significant impact on the fund's performance and the fund's performance may be more volatile than the performance of more geographically-diversified funds.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart. The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

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MFS Municipal Intermediate Fund

The total return for the six-month period ended June 30, 2025, was 0.84%. During the period(s) shown in the bar chart, the highest quarterly return was 6.82% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (5.08)% (for the calendar quarter ended March 31, 2022).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2024)

Share Class	1 YEAR	LIFE (INCEPTION 5-18-2021)
Returns Before Taxes
C Shares	0.99%	(0.45)%
I Shares	3.00%	0.54%
R6 Shares	2.95%	0.57%
A Shares	(1.72)%	(0.90)%
Returns After Taxes on Distributions
A Shares	(1.79)%	(0.98)%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	0.25%	(0.18)%
Index Comparisons (Reflects no deduction for fees, expenses, or taxes)
Bloomberg Municipal Bond Index	1.05%	(0.19)%
Bloomberg Municipal 1-15 Year Index	0.88%	0.12%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Jason Kosty	2021	Investment Officer of MFS
Megan Poplowski	2022	Investment Officer of MFS
Geoffrey Schechter	2021	Investment Officer of MFS

Geoffrey Schechter has announced his intention to retire effective September 30, 2025, and he will no longer be a portfolio manager of the fund as of that date.

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 801 Pennsylvania Avenue, Kansas City, MO 64105-1307), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R6	None	None

Taxes

The fund intends to distribute income that is exempt from U.S. federal income tax, but may be subject to U.S. federal alternative minimum tax. A portion of the fund’s distributions may be subject to U.S. federal income tax.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax, but also

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MFS Municipal Intermediate Fund

considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

MFS normally invests at least 80% of the fund’s net assets in municipal instruments, the interest on which is exempt from U.S. federal income tax. This policy may not be changed without shareholder approval. Interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

The fund’s dollar-weighted average effective maturity will normally range between three and ten years. In determining an instrument’s effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a call, put, pre-refunding, prepayment or redemption provision, or an adjustable coupon) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

MFS may invest 25% or more of the fund’s total assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water, or sewers.

MFS may invest a significant percentage of the fund's assets in issuers in a single state, territory, or possession, or a small number of states, territories, or possessions.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, an issuer's governance structure and practices, social issues such as health and safety considerations, and environmental issues such as climate change impact, energy sources, and water and waste management. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Investment Types

The principal investment types in which the fund may invest are:

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Municipal Instruments: Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local governments, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as insurance, letters of credit, or guarantees. Many municipal instruments are supported by insurance, which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, interest rate, credit rating, commodity, volatility measure, or index. Derivatives involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, inverse floating rate instruments, swaps, and certain complex structured securities.

Principal Risks

The yield and share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully,

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MFS Municipal Intermediate Fund

because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not work as expected or produce the intended results. In addition, MFS or the fund's other service providers may experience disruptions or operating errors that could negatively impact the fund.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally. Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of new technologies (such as artificial intelligence); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

Interest Rate Risk: The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, general economic and market conditions, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Inflationary price movements may cause fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities or durations, or that do not pay current interest. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Fluctuations in the market price of fixed-rate instruments held by the fund may not affect interest income derived from those instruments, but may nonetheless affect the fund's share price, especially if an instrument has a longer maturity or duration and is therefore more sensitive to changes in interest rates.

Credit Risk: The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including mortgage-backed securities and other securitized instruments and some municipal instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, market and economic conditions and developments, issuer, industry-specific and other conditions, including as the result of events that cannot be reasonably anticipated or controlled such as social conflict or unrest, labor disruption and natural disasters. Municipal instruments can be less liquid than other types of investments and there may be less publicly available information about the issuers of municipal instruments compared to other issuers. If the Internal Revenue Service (the IRS) or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable

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MFS Municipal Intermediate Fund

tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. Factors contributing to the economic stress on municipal issuers may include a decrease in revenues supporting the issuer's bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Focus Risk: The fund’s performance will be closely tied to the issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions in the states, territories, and possessions of the United States in which the fund's assets are invested. These conditions include constitutional or statutory limits on an issuer's ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in such states, territories, and possessions. If MFS invests a significant percentage of the fund's assets in a single state, territory, or possession, or a small number of states, territories, or possessions, these conditions will have a significant impact on the fund's performance and the fund's performance may be more volatile than the performance of more geographically-diversified funds. A prolonged increase in unemployment or a significant decline in the local and/or national economies could result in decreased tax revenues.

Prepayment/Extension Risk: Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate debt instruments, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including trading halts, sanctions, or wars. Investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment may also adversely affect liquidity. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund. In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors' interests in the fund. The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make (individually or collectively) relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. The effects of taxable income and/or gains resulting from large

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MFS Municipal Intermediate Fund

redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income rate for shareholders who hold fund shares in a taxable vehicle. In addition, a large redemption could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would. A number of circumstances may cause the fund to experience large redemptions or purchases, such as changes in the eligibility criteria for the fund or a share class of the fund; liquidations, reorganizations, repositionings, or other announced fund events; or changes in investment objectives, strategies, policies, risks or investment personnel.

Other Investment Strategies and Risks

Active and Frequent Trading: MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies. Frequent trading may increase transaction costs, which can reduce the fund's return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Operational and Cybersecurity Risk: The fund and its service providers, and your ability to transact with the fund, may be negatively impacted due to operational matters arising from, among other issues, human errors, systems and technology disruptions or failures, fraudulent activities, or cybersecurity incidents. Operational issues and cybersecurity incidents may cause the fund or its service providers, as well as securities trading venues and other market participants, to suffer data corruption and/or lose operational functionality, and could, among other things, interfere with the processing of shareholder transactions, impair the ability to calculate the fund's net asset value per share, impede trading of portfolio securities, and result in the theft, misuse, and/or improper release of confidential information relating to the fund or its shareholders. Such operational issues and cybersecurity incidents may result in losses to the fund and its shareholders. Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. In addition, the rapid development and increasingly widespread use of new technologies, including machine learning technology and generative models could exacerbate these risks. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the fund and its service providers to plan for or respond to a cyberattack. Information relating to the Fund’s investments is delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Temporary Defensive Strategy: In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks: Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended March 31, 2025, the fund paid MFS an effective management fee equal to 0.34% of the fund’s average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.35% of the fund's average daily net assets annually up to $1 billion; 0.325% of the fund's average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.30% of the fund's average daily net assets annually in excess of $2.5 billion.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the fund's average daily net assets.

MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.70% of the class' average daily net assets annually for Class A shares, 1.45% of the class' average daily net assets annually for Class C shares, 0.45% of the class' average daily net assets annually for Class I shares, and 0.38% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s Form N-CSR filed with the SEC for the period ended September 30, 2024, and in the related financial statements posted online at funds.mfs.com.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $619 billion as of May 31, 2025.

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MFS Municipal Intermediate Fund

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund's name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Jason Kosty	Portfolio Manager	Employed in the investment area of MFS since 2003
Megan Poplowski	Portfolio Manager	Employed in the investment area of MFS since 2015
Geoffrey Schechter	Portfolio Manager	Employed in the investment area of MFS since 1993

Geoffrey Schechter has announced his intention to retire effective September 30, 2025, and he will no longer be a portfolio manager of the fund as of that date.

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class C, Class I, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

• certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

• defined benefit retirement plans, endowments, or foundations;

• bank trust departments or law firms acting as trustee or manager for trust accounts;

• investors who purchase shares through asset-based fee programs available through financial intermediaries;

• employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law; and

• trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor's account. (Please see "Conversion Among Share Classes" below.)

Class R6 shares generally are available only to the following eligible investors:

• eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of

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MFS Municipal Intermediate Fund

whose accounts are maintained by the fund at an omnibus level ("Employer Retirement Plans"));

• health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

• investment companies distributed by MFD;

• endowments and foundations, local, city, and state agencies (or entities acting on their behalf);

• funded welfare benefit plans (e.g., Voluntary Employees' Beneficiary Association (VEBA) and Other Post-Employment Benefits (OPEB) plans);

• unaffiliated registered investment companies;

• collective investment trusts;

• investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs;

• Section 529 tuition plans that have entered into an agreement with MFD to purchase Class R6 shares; and

• MFS Development Funds, LLC, pooled investment vehicles established by MFS for the purpose of establishing a performance record to enable MFS and its subsidiaries to offer such vehicle’s investment style to clients.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class C shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C shares in your account convert to Class A shares, a proportionate number of the Class C shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C shares through a financial intermediary, Class C shares may be automatically exchanged for Class A shares of the fund under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions. Please consult your financial intermediary for more information.

Class C shareholders of the fund may be able to convert their shares to Class A shares of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD. Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any. Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD. If your Class A or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares. Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for U.S. federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A or Class C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Further details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares. You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 or more	None	None

* Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $250,000 or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

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MFS Municipal Intermediate Fund

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class C Shares. You may purchase Class C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares. Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R6 Shares. Eligible investors may purchase Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC. As discussed above, certain investments in Class A and Class C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A and Class C shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class C	0.75%	0.25%	1.00%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class' 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I or Class R6 shares.

Financial Intermediary Compensation

The term "financial intermediary" refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries receive up-front commissions of up to the following percentage amount(s) for sales of the following share class(es):

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	4.25%
Class C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the "Fees and Expenses" table in the fund's prospectus. MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary's preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary. In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary's representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary's distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other

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MFS Municipal Intermediate Fund

payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund's purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of the fund through a retirement account, Section 529 tuition plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration. You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Class A and Class C Shares. You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class C shares are subject to a total account value limitation at the time of purchase of $249,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $249,999 for Class C share purchases, you will not be able to purchase Class C shares. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class C shares that would otherwise exceed the total account value limitation of $249,999 under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I and Class R6 Shares. You can establish an account through your financial intermediary or by contacting MFSC directly. You can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

• Mail. You may purchase additional shares by mailing a check with your investment instructions to MFSC.

• Telephone. You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application. Purchases via telephone are not available for certain types of accounts.

• Internet. You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R6 shares and certain types of accounts.

• Wire. To purchase additional shares by wire, call MFSC for instructions.

• Automatic Investment Plan. You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary. You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

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MFS Municipal Intermediate Fund

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC's Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House. However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected. Receiving and collecting payment can take up to seven business days after a purchase. You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit. The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

• Mail. To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

• Telephone. If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

• Internet. If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R6 shares and certain types of accounts.

• Systematic Withdrawal Plan (not available for Class R6 shares). If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan). Please contact MFSC or your financial intermediary for details.

Redeeming Through Your Financial Intermediary. You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation. If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates. If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

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MFS Municipal Intermediate Fund

Involuntary Redemptions. Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class C, or Class I shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions. Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder's account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege. You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R6 shares). If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC's judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks. To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., disruptive frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund's portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Frequent Trading. The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $25,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to Section 529 tuition plans and MFS money market funds, or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations). MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $26,000 from the fund into two other MFS funds, by exchanging $13,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $25,000 in value).

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MFS Municipal Intermediate Fund

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders. For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself. Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections, or cancellations imposed on the account. If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections, or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections, or cancellations imposed on the omnibus account. Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading. Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy. You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership, control, or influence. Any or all of these parameters (including those not listed) may change at any time. If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading that is disruptive to a fund. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If disruptive frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary. In reviewing trading activity, MFSC may determine that certain transactions entered into for legitimate purposes do not represent frequent trading activity that is disruptive to a fund.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts. MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors. MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries. There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions. MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC. Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cybersecurity incident).

Unclaimed Accounts and Uncashed Checks. If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state's abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the IRS considers the transfer a taxable distribution subject to U.S. federal income tax withholding and reporting. The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

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MFS Municipal Intermediate Fund

Anti-Money Laundering Restrictions. U.S. law requires the fund to implement policies and procedures reasonably designed to prevent, detect, and report money laundering and other illegal activity. The fund, consistent with applicable U.S. law, may redeem your shares and close your account; suspend, restrict, or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if MFSC is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements. Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund's assets are traded in other markets on days when the fund does not price its shares, the value of the fund's assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments to MFS pursuant to the fund's valuation policy and procedures approved by the Board of Trustees. The Board of Trustees has designated MFS as the "valuation designee" of the fund. As valuation designee, MFS will determine the fair value, in good faith, of securities and other instruments held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply, and test fair value methodologies, and oversee and evaluate pricing services used in valuing the fund's investments. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with the fair valuation policy and procedures adopted by MFS.

Under the fund's valuation policy and procedures, market quotations are not considered to be readily available for debt instruments and many types of derivatives. These investments are generally valued at fair value as determined by MFS based on information from third-party pricing services or otherwise determined by MFS in accordance with its fair valuation policy and procedures. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads, and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but the fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost, and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare a dividend daily and to pay any dividends to shareholders at least monthly.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class C, and Class I shares:

• Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

• Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

• Dividend and capital gain distributions in cash; or

• Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund.

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R6 shares can only be reinvested in additional shares of the fund, except (i) certain institutional shareholders, (ii) shareholders who purchase shares through brokerage programs of certain financial intermediaries, and (iii) shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings

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MFS Municipal Intermediate Fund

from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible U.S. federal, state, and local and non-U.S. taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts such as retirement plans or by shareholders that are not "United States persons" under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

The fund expects to distribute substantially all of its income and gains annually. You may receive three different types of distributions from the fund: exempt-interest dividends; ordinary dividends; and capital gain dividends. Most distributions will be exempt-interest dividends, which are exempt from U.S. federal income tax. Ordinary dividends are normally subject to U.S. federal income tax at ordinary income tax rates. (The fund does not expect any distributions to be treated as qualified dividend income, which is taxed to individuals at reduced rates.) Distributions designated as capital gain dividends are taxable as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Any taxes that you pay on a distribution will be the same whether you receive the distribution in cash or have it reinvested in additional shares of the fund. If you buy shares when a fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution if you continue to hold the shares through that distribution’s record date.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

The fund's investments in derivatives may subject the fund to special tax rules that can affect the amount, timing or character of fund income and distributions to shareholders. The fund’s investments in certain debt instruments may cause the fund to recognize income in excess of the cash generated by such instruments. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the fund may have on the U.S. federal taxation of your benefits. In addition, an investment in the fund may result in liability for U.S. federal alternative minimum tax for individual shareholders.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates, and trusts to the extent their income exceeds certain threshold amounts.

The IRS Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for U.S. federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form is available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Shareholder Reports and Summary Prospectuses

The fund produces shareholder reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual shareholder report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund's most recently completed fiscal year expressed as a percentage of a class' average net assets during the period. Annual fund operating expenses have not been adjusted to reflect the fund's current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

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MFS Municipal Intermediate Fund

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

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MFS Municipal Intermediate Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is filed with the SEC on Form N-CSR and is available online at funds.mfs.com and upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

Class A	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22(c)
Net asset value, beginning of period	$9.24	$9.19	$9.41	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.30	$0.22	$0.13
Net realized and unrealized gain (loss)	(0.11)	0.04	(0.22)	(0.59)
Total from investment operations	$0.21	$0.34	$0.00(w)	$(0.46)
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.29)	$(0.21)	$(0.08)
From net realized gain	—	—	(0.01)	(0.05)
Total distributions declared to shareholders	$(0.31)	$(0.29)	$(0.22)	$(0.13)
Net asset value, end of period (x)	$9.14	$9.24	$9.19	$9.41
Total return (%) (r)(s)(t)(x)	2.32	3.82	(0.05)	(4.62)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	0.85	0.93	0.97(a)
Expenses after expense reductions (f)	0.70	0.70	0.70	0.70(a)
Net investment income (loss)	3.41	3.26	2.38	1.46(a)
Portfolio turnover rate	18	25	39	165(n)
Net assets at end of period (000 omitted)	$173,884	$131,133	$97,424	$54,967

Class C	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22(c)
Net asset value, beginning of period	$9.22	$9.18	$9.39	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.23	$0.16	$0.03
Net realized and unrealized gain (loss)	(0.10)	0.03	(0.22)	(0.56)
Total from investment operations	$0.15	$0.26	$(0.06)	$(0.53)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.22)	$(0.14)	$(0.03)
From net realized gain	—	—	(0.01)	(0.05)
Total distributions declared to shareholders	$(0.24)	$(0.22)	$(0.15)	$(0.08)
Net asset value, end of period (x)	$9.13	$9.22	$9.18	$9.39
Total return (%) (r)(s)(t)(x)	1.67	2.94	(0.69)	(5.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	1.60	1.68	1.82(a)
Expenses after expense reductions (f)	1.44	1.45	1.45	1.43(a)
Net investment income (loss)	2.67	2.52	1.79	0.36(a)
Portfolio turnover rate	18	25	39	165(n)
Net assets at end of period (000 omitted)	$1,001	$873	$659	$74

20

MFS Municipal Intermediate Fund

Class I	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22(c)
Net asset value, beginning of period	$9.23	$9.19	$9.40	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34	$0.32	$0.23	$0.15
Net realized and unrealized gain (loss)	(0.10)	0.03	(0.20)	(0.60)
Total from investment operations	$0.24	$0.35	$0.03	$(0.45)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.31)	$(0.23)	$(0.10)
From net realized gain	—	—	(0.01)	(0.05)
Total distributions declared to shareholders	$(0.33)	$(0.31)	$(0.24)	$(0.15)
Net asset value, end of period (x)	$9.14	$9.23	$9.19	$9.40
Total return (%) (r)(s)(t)(x)	2.68	3.97	0.30	(4.53)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	0.60	0.68	0.72(a)
Expenses after expense reductions (f)	0.45	0.45	0.45	0.45(a)
Net investment income (loss)	3.66	3.50	2.58	1.70(a)
Portfolio turnover rate	18	25	39	165(n)
Net assets at end of period (000 omitted)	$52,266	$35,663	$34,682	$20,041

Class R6	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22(c)
Net asset value, beginning of period	$9.23	$9.18	$9.40	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34	$0.32	$0.27	$0.08
Net realized and unrealized gain (loss)	(0.10)	0.05	(0.25)	(0.52)
Total from investment operations	$0.24	$0.37	$0.02	$(0.44)
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.32)	$(0.23)	$(0.11)
From net realized gain	—	—	(0.01)	(0.05)
Total distributions declared to shareholders	$(0.34)	$(0.32)	$(0.24)	$(0.16)
Net asset value, end of period (x)	$9.13	$9.23	$9.18	$9.40
Total return (%) (r)(s)(t)(x)	2.63	4.14	0.25	(4.49)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	0.53	0.60	0.85(a)
Expenses after expense reductions (f)	0.38	0.38	0.37	0.37(a)
Net investment income (loss)	3.72	3.58	2.94	0.93(a)
Portfolio turnover rate	18	25	39	165(n)
Net assets at end of period (000 omitted)	$16,469	$9,108	$5,607	$383

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, May 18, 2021, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

21

MFS Municipal Intermediate Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary. The following Categories of waivers and reductions apply:

• Merrill Lynch (Merrill) – If Merrill is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill with the fund, Category II waivers apply.

• Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

• Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

• Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

• Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

• Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

• D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

• Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

• J.P. Morgan Securities LLC – If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.

• Stifel, Nicolaus & Company, Incorporated (Stifel) – If you are invested in shares of the fund through an applicable Stifel brokerage account, Category XI waivers apply.

• All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – XI.

Not all MFS funds offer each share class. In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund or MFS U.S. Government Cash Reserve Fund into Class A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

• the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

• the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

• the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of FINRA.

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS Municipal Intermediate Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts: Accounts that are not Eligible for Financial Intermediary Categories II – XI

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs; the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees), and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers, and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√

A-2

MFS Municipal Intermediate Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class C shares to Class A shares of the same fund.	√	√

In connection with a conversion from Class C shares to Class A shares of the same fund if the shareholder's financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived for purchases in excess of the maximum breakpoint amount described under "Description of Share Classes – Sales Charges and Waivers and Reductions" in the fund's prospectus.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

√

A-3

MFS Municipal Intermediate Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
O. Miscellaneous

In connection with settlements reached between certain broker/dealers and FINRA, the SEC, and/or other regulatory bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the fund and concurrently purchase Class A shares without paying an initial sales charge.

	√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund's prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Nationwide Financial Services, Inc.; GWFS Equities, Inc.; E*TRADE Securities LLC; and Nationwide Securities LLC.

	√	√

Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√

In connection with a direct rollover of units from the MFS 529 Savings Plan to a Roth IRA held directly with MFSC pursuant to Section 126 of the SECURE 2.0 Act. Transfers of holdings of MFS Funds to a Roth IRA held with a brokerage firm or other financial intermediary and not established through MFSC are subject to the policies of such brokerage firm or financial intermediary which may differ with respect to such rollovers.

√

B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP, or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability, or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement, and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in U.S. Treasury Department Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA, or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

A-4

MFS Municipal Intermediate Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for shareholders with an LOI entered into prior to February 1, 2023, with a $1 million commitment) and investments in the MFS 529 Savings Plan. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder's name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder's order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds and/or any investments in the MFS 529 Savings Plan, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

• Individual accounts;

• Joint accounts;

• Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

• Certain single-participant retirement plan accounts;

• Certain Individual Retirement Accounts;

• Uniform Gifts/Transfers to Minor Acts accounts; and

• Accounts held in the name of your financial intermediary on your behalf.

In addition to the accounts set forth above which are eligible for linking, you may also combine any of your investments in the MFS 529 Savings Plan for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA and of any investments you have in the MFS 529 Savings Plan that are also able to be counted for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds and of any investments in the MFS 529 Savings Plan that you believe are eligible to be counted under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds and investments in the MFS 529 Savings Plan that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined (including any MFS 529 Savings Plan investments) when transmitting your purchase order to the fund.

A-5

MFS Municipal Intermediate Fund

Group Purchases. A bona fide group and all its members may be treated at MFD's discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A or Class A1 shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD. Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege. With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

A-6

MFS Municipal Intermediate Fund

Financial Intermediary Category II

Eligible Accounts: Accounts with Merrill Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill with the Fund

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end or contingent deferred) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end and Level Load Shares Available at Merrill

Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of

A-7

MFS Municipal Intermediate Fund

mutual fund family assets held in accounts in their Merrill Household

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

A-8

MFS Municipal Intermediate Fund

Financial Intermediary Category III

Eligible Accounts: Accounts Investing in Shares of the Fund with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible only for the following front-end sales charge waivers (“ISC”) or contingent deferred sales charge (“CDSC”) waivers, as applicable, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (“ROA”) and Letter of Intent (“LOI”) programs) as described elsewhere in the fund's prospectus or SAI.

Sales Charge Waived

Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the same fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to an ISC or CDSC.

	√	√	√
D. Retirement Plans

Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions Between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√
F. Death or Disability of Owner
Redemptions due to the death or disability of the shareholder.		√	√
G. Systematic Withdrawals

A-9

MFS Municipal Intermediate Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC

Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Redemptions made in connection with a return of excess contributions from an IRA account.		√	√
Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

A-10

MFS Municipal Intermediate Fund

Financial Intermediary Category IV

Eligible Accounts: Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund's prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

A-11

MFS Municipal Intermediate Fund

Financial Intermediary Category V

Eligible Accounts: Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. In all instances, it is the purchaser's responsibility to notify the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. As described elsewhere in the fund's prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund's prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

A-12

MFS Municipal Intermediate Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-13

MFS Municipal Intermediate Fund

Financial Intermediary Category VI

Eligible Accounts: Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

A-14

MFS Municipal Intermediate Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA). ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder's household at Janney. Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI). LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-15

MFS Municipal Intermediate Fund

Financial Intermediary Category VII

Eligible Accounts: Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the fund's prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds, or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these breakpoints and waivers.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√

Shares exchanged in an Edward Jones fee-based program.	√	√	√	√

B. Dividend and Distribution Reinvestment

Shares purchased within the MFS fund family through reinvestment of capital gains and dividend distributions.	√

C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and other shareholders who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones' policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and one of the following applies: (a) the sale and purchase occur in the same account or (b) the sale proceeds are used to process an individual retirement account (“IRA”) contribution, excess contributions, conversion, recharacterization of contributions, or distribution, and the purchase is done in an account within the same pricing group (as determined by Edward Jones under its policies and procedures).

The Reinstatement Privilege excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

√

Shares acquired through NAV reinstatement.		√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A shares of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the fund's prospectus.

√
Shares converted from Class C into Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.	√

F. Death or Disability of Owner

A-16

MFS Municipal Intermediate Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Shares sold on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√

G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√	√
H. Benefit Responsive Waivers for Retirement Accounts

Return of excess contributions from an IRA.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the sale is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√

I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund's prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances

Shares sold at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder's account will be adjusted by selling the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the amount of the shareholder's investment with the shareholder's existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus sales or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder's account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Other Important Information Regarding Transactions Through Edward Jones

A-17

MFS Municipal Intermediate Fund

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to sell at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

A-18

MFS Municipal Intermediate Fund

Financial Intermediary Category VIII

Eligible Accounts: Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

A-19

MFS Municipal Intermediate Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-20

MFS Municipal Intermediate Fund

Financial Intermediary Category IX

Eligible Accounts: Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-21

MFS Municipal Intermediate Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-22

MFS Municipal Intermediate Fund

Financial Intermediary Category X

Eligible Accounts: Accounts Investing in Shares through a J.P. Morgan Securities LLC Platform or Account Maintained at an Omnibus Level by J.P. Morgan Securities LLC with the Fund

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Transactions between Share Classes

Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

√

A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

√
B. Retirement Plans

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

√
C. J.P. Morgan Securities LLC Self-Directed Investing accounts
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.	√
D. Reinstatement Privilege
Shares purchased through rights of reinstatement.	√
Shares acquired through a right of reinstatement.		√	√
E. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).	√
F. Employees/Registered Representatives of J.P. Morgan Securities LLC
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.	√
G. Death or Disability of Owner
Shares sold upon the death or disability of the shareholder.		√	√
H. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
I. Benefit Responsive Waivers for Retirement Accounts
Shares purchased in connection with a return of excess contributions from an IRA account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

A-23

MFS Municipal Intermediate Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
J. Large Purchases
Breakpoints as described in the prospectus.	√
K. Rights of Accumulation

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

√
L. Letters of Intent
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).	√

A-24

MFS Municipal Intermediate Fund

Financial Intermediary Category XI

Eligible Accounts: Accounts Investing in Shares through a Stifel Platform or Account Maintained at an Omnibus Level by Stifel with the Fund

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Stifel continually looks to provide its clients with the lowest cost share class available based on account type. Stifel reserves the right and you consent to the conversion of shares to the lowest cost share class available at Stifel if such share class becomes available or upon transfer of shares into an advisory program.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Front-end sales charge waivers on Class A shares available at Stifel

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date pursuant to Stifel’s policies and procedures. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to the conversion of Class C shares following a shorter holding period, that waiver will apply.

√

Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.	√
Shares purchased in an Stifel fee-based advisory program (often referred to as a “wrap” program).	√

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund or other fund within the MFS fund family.	√

Shares purchased from the proceeds of redemptions within the MFS fund family provided the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.

√

Shares from rollovers into Stifel from retirement plans to IRAs.	√

Purchases of 529 Plans through a rollover from another 529 plan.	√
Purchases of 529 Plans made for reinvestment of refunded amounts.	√

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to MFS, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the applicable fund’s prospectus.

√

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
B. CDSC Waivers on Class A and Class C Shares
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.		√	√
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.		√	√

A-25

MFS Municipal Intermediate Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√
Shares acquired through a right of reinstatement.		√	√
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.		√	√
Shares exchanged or sold in a Stifel fee-based program.		√	√

C. Rights of Accumulation (ROA)

ROA that entitles shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the MFS fund family held by accounts within the purchaser’s household at Stifel. Ineligible assets include holdings of MFS U.S. Government Money Market Fund and Class A shares of MFS U.S. Government Cash Reserve Fund, which do not assess a front-end sales charge. Eligible assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

√

A-26

MFS Municipal Intermediate Fund

MFS Municipal Intermediate Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Municipal Intermediate Fund, the following documents are available free upon request:

Annual/Semiannual Reports and Form N-CSR Filings. The fund’s annual and semiannual shareholder reports and Form N-CSR contain information about the fund’s actual investments. Annual shareholder reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year. Form N-CSR includes the fund’s annual and semiannual financial statements.

Statement of Additional Information (SAI). The SAI, dated July 29, 2025, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the SAI, annual/semiannual shareholder reports, fund financial statements, and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4096.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 801 Pennsylvania Avenue Kansas City, MO 64105-1307

July 29, 2025

PROSPECTUS

MFS® New York Municipal Bond Fund

The investment objective of the fund is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of New York, but also considering capital appreciation.

CLASS	TICKER SYMBOL
Class A	MSNYX
Class B	MBNYX
Class C	MCNYX
Class I	MNYLX
Class R6	MPNYX

The U.S. Securities and Exchange Commission (the SEC) has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

MNY-PRO-072925

MFS New York Municipal Bond Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of New York, but also considering capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 12 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A	B	C	I	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	4.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	C	I	R6
Management Fee	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	None
Other Expenses	0.26%	0.26%	0.26%	0.26%	0.18%
Total Annual Fund Operating Expenses	0.96%	1.71%	1.71%	0.71%	0.63%
Fee Reductions and/or Expense Reimbursements[1]	(0.13)%	(0.13)%	(0.13)%	(0.13)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.83%	1.58%	1.58%	0.58%	0.52%

# This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1 Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.83% of the class' average daily net assets annually for Class A shares,1.58% of the class' average daily net assets annually for each of Class B and Class C shares, 0.58% of the class' average daily net assets annually for Class I shares, and 0.52% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

2

MFS New York Municipal Bond Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$506	$705	$921	$1,542
Class B Shares assuming[1]
redemption at end of period	$561	$826	$1,116	$1,809
no redemption at end of period	$161	$526	$916	$1,809
Class C Shares assuming[1]
redemption at end of period	$261	$526	$916	$1,809
no redemption at end of period	$161	$526	$916	$1,809
Class I Shares	$59	$214	$382	$870
Class R6 Shares	$53	$191	$340	$776

1 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax and personal income tax, if any, of New York. However, interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax. MFS may also invest the fund's assets in taxable instruments, including municipal instruments of other states.

MFS invests a significant percentage of the fund’s assets in municipal instruments of New York.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest 25% or more of the fund’s assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from U.S. federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, inverse floating rate instruments, and swaps.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative screening tools that systematically evaluate instruments may also be considered. In structuring the fund, MFS also considers top-down factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial

3

MFS New York Municipal Bond Fund

condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Focus Risk: The fund’s performance will be closely tied to the economic, political, environmental, and public health conditions in New York, and can be more volatile than the performance of a more geographically diversified fund. In addition, the fund's performance can also be tied to the economic and political conditions of other states and U.S. territories and possessions in which the fund is invested. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in the state, other states, or U.S. territories and possessions.

If MFS invests a significant percentage of the fund's assets in a single issuer or small number of issuers, the fund’s performance could be more volatile than the performance of more diversified funds.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart. The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

4

MFS New York Municipal Bond Fund

The total return for the six-month period ended June 30, 2025, was (1.96)%. During the period(s) shown in the bar chart, the highest quarterly return was 9.32% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (6.92)% (for the calendar quarter ended March 31, 2022).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2024)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	(1.57)%	(0.37)%	1.52%
C Shares	1.52%	(0.01)%	1.51%
I Shares	3.52%	0.99%	2.38%
R6 Shares	3.59%	1.09%	2.43%
A Shares	(1.20)%	(0.13)%	1.68%
Returns After Taxes on Distributions
A Shares	(1.20)%	(0.15)%	1.65%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	0.65%	0.52%	1.96%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Michael Dawson	1999	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 801 Pennsylvania Avenue, Kansas City, MO 64105-1307), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Taxes

The fund intends to distribute income that is exempt from U.S. federal income tax, but may be subject to U.S. federal alternative minimum tax. A portion of the fund’s distributions may be subject to U.S. federal income tax.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of New York, but also considering

5

MFS New York Municipal Bond Fund

capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax and personal income tax, if any, of New York. This policy may not be changed without shareholder approval. Interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax. MFS may also invest the fund's assets in taxable instruments, including municipal instruments of other states.

MFS invests a significant percentage of the fund’s assets in municipal instruments of New York.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest 25% or more of the fund’s assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from U.S. federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, an issuer's governance structure and practices, social issues such as health and safety considerations, and environmental issues such as climate change impact, energy sources, and water and waste management. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Investment Types

The principal investment types in which the fund may invest are:

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Municipal Instruments: Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local governments, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as insurance, letters of credit, or guarantees. Many municipal instruments are supported by insurance, which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, interest rate, credit rating, commodity, volatility measure, or index. Derivatives involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, inverse floating rate instruments, swaps, and certain complex structured securities.

Principal Risks

The yield and share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund's portfolio, market conditions, and other

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MFS New York Municipal Bond Fund

factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not work as expected or produce the intended results. In addition, MFS or the fund's other service providers may experience disruptions or operating errors that could negatively impact the fund.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally. Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of new technologies (such as artificial intelligence); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

Interest Rate Risk: The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, general economic and market conditions, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Inflationary price movements may cause fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities or durations, or that do not pay current interest. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Fluctuations in the market price of fixed-rate instruments held by the fund may not affect interest income derived from those instruments, but may nonetheless affect the fund's share price, especially if an instrument has a longer maturity or duration and is therefore more sensitive to changes in interest rates.

Credit Risk: The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including mortgage-backed securities and other securitized instruments and some municipal instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Focus Risk: The fund’s performance will be closely tied to issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions in New York, and can be more volatile than the performance of a more geographically diversified fund. In addition, the fund's performance can also be tied to these conditions in other states and U.S. territories and possessions in which the fund is invested. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in New York, other states, or U.S. territories and possessions. A number of New York’s political

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MFS New York Municipal Bond Fund

subdivisions and the State of New York and New York City, continue to experience negative structural imbalances in their budgetary processes. New York City, in particular, is a driver of the State’s economy, and its continuing economic success is a major factor in the overall fiscal health of New York State. Certain policies implemented by the federal government may have significant negative impact on business segments that are essential to the fiscal health of New York City, including, tourism, financial transactions and importing. These policies could result in decreased tax revenues. In addition, financial market instability poses a particularly large degree of uncertainty for New York due to the importance of the finance industry to the State’s economy and its impact on tax revenues. Furthermore, New York State, though its broad economic base generally supports such use, has relied on bond financing to a more extensive degree than almost any other State in the nation. A prolonged increase in unemployment or a significant decline in the local and/or national economies could result in decreased tax revenues.

In the past several years, Puerto Rico and its instrumentalities have faced severe fiscal and economic crises. Puerto Rico and its instrumentalities have defaulted on multiple debt obligations in recent years, and certain issuers of Puerto Rico municipal instruments have filed for bankruptcy. Such developments, along with the general fiscal and economic crises in Puerto Rico, could significantly adversely affect the price of Puerto Rican municipal instruments. The outcome of the debt restructurings of certain issuers of Puerto Rico municipal instruments is uncertain and could adversely affect the fund. The credit ratings for U.S. Virgin Island municipal instruments have been downgraded in recent years as a result of the U.S. Virgin Islands' weak financial position and liquidity, and certain rating agencies have withdrawn the credit ratings for certain U.S. Virgin Island municipal instruments. The general fiscal and economic difficulties of the U.S. Virgin Islands could significantly affect the price of U.S. Virgin Island municipal instruments. The economy of Guam is heavily dependent on tourism and the U.S. military. A significant decline in the fiscal and economic conditions in Puerto Rico, the U.S. Virgin Islands, and Guam could result in decreased tax revenues and could significantly affect the price of municipal instruments for these U.S. territories.

If MFS invests a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance will be affected by economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that impact that one issuer or issuers, could be closely tied to the value of that issuer or issuers, and could be more volatile than the performance of more diversified funds.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, market and economic conditions and developments, issuer, industry-specific and other conditions, including as the result of events that cannot be reasonably anticipated or controlled such as social conflict or unrest, labor disruption and natural disasters. Municipal instruments can be less liquid than other types of investments and there may be less publicly available information about the issuers of municipal instruments compared to other issuers. If the Internal Revenue Service (the IRS) or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. Factors contributing to the economic stress on municipal issuers may include a decrease in revenues supporting the issuer's bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Prepayment/Extension Risk: Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate debt instruments, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk

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MFS New York Municipal Bond Fund

of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including trading halts, sanctions, or wars. Investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment may also adversely affect liquidity. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund. In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors' interests in the fund. The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make (individually or collectively) relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. The effects of taxable income and/or gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income rate for shareholders who hold fund shares in a taxable vehicle. In addition, a large redemption could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would. A number of circumstances may cause the fund to experience large redemptions or purchases, such as changes in the eligibility criteria for the fund or a share class of the fund; liquidations, reorganizations, repositionings, or other announced fund events; or changes in investment objectives, strategies, policies, risks or investment personnel.

Other Investment Strategies and Risks

Active and Frequent Trading: MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies. Frequent trading may increase transaction costs, which can reduce the fund's return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Operational and Cybersecurity Risk: The fund and its service providers, and your ability to transact with the fund, may be negatively impacted due to operational matters arising from, among other issues, human errors, systems and technology disruptions or failures, fraudulent activities, or cybersecurity incidents. Operational issues and cybersecurity incidents may cause the fund or its service providers, as well as securities trading venues and other market participants, to suffer data corruption and/or lose operational functionality, and could, among other things, interfere with the processing of shareholder transactions, impair the ability to calculate the fund's net asset value per share, impede trading of portfolio securities, and result in the theft, misuse, and/or improper release of confidential information relating to the fund or its shareholders. Such operational issues and cybersecurity incidents may result in losses to the fund and its shareholders. Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. In addition, the rapid development and increasingly widespread use of new technologies, including machine learning technology and generative models could exacerbate these risks. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the fund and its service providers to plan for or respond to a cyberattack. Information relating to the Fund’s investments is delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Temporary Defensive Strategy: In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks: Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended March 31, 2025, the fund paid MFS an effective management fee equal to 0.44% of the fund's average daily net assets.

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MFS New York Municipal Bond Fund

The management fee set forth in the Investment Advisory Agreement is 0.45% of the fund's average daily net assets annually.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the fund's average daily net assets.

MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.83% of the class' average daily net assets annually for Class A shares,1.58% of the class' average daily net assets annually for each of Class B and Class C shares, 0.58% of the class' average daily net assets annually for Class I shares, and 0.52% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s Form N-CSR filed with the SEC for the period ended September 30, 2024, and in the related financial statements posted online at funds.mfs.com.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $619 billion as of May 31, 2025.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund's name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Michael Dawson	Portfolio Manager	Employed in the investment area of MFS since 1998

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class C, Class I, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A, Class B, and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

• certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

• defined benefit retirement plans, endowments, or foundations;

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MFS New York Municipal Bond Fund

• bank trust departments or law firms acting as trustee or manager for trust accounts;

• investors who purchase shares through asset-based fee programs available through financial intermediaries;

• employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law; and

• trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A, Class B, or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor's account. (Please see "Conversion Among Share Classes" below.)

Class R6 shares generally are available only to the following eligible investors:

• eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level ("Employer Retirement Plans"));

• health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

• investment companies distributed by MFD;

• endowments and foundations, local, city, and state agencies (or entities acting on their behalf);

• funded welfare benefit plans (e.g., Voluntary Employees' Beneficiary Association (VEBA) and Other Post-Employment Benefits (OPEB) plans);

• unaffiliated registered investment companies;

• collective investment trusts;

• investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs;

• Section 529 tuition plans that have entered into an agreement with MFD to purchase Class R6 shares; and

• MFS Development Funds, LLC, pooled investment vehicles established by MFS for the purpose of establishing a performance record to enable MFS and its subsidiaries to offer such vehicle’s investment style to clients.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

If you hold Class C shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C shares in your account convert to Class A shares, a proportionate number of the Class C shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C shares through a financial intermediary, Class C shares may be automatically exchanged for Class A shares of the fund under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions. Please consult your financial intermediary for more information.

Class C shareholders of the fund may be able to convert their shares to Class A shares of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD. Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any. Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A, Class B, or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be

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periodically converted to Class I shares as authorized by MFD. If your Class A, Class B, or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares. Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A, Class B, or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for U.S. federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A, Class B, or Class C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Further details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares. You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 or more	None	None

* Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $250,000 or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares. Class B shares are not subject to an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class C Shares. You may purchase Class C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares. Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R6 Shares. Eligible investors may purchase Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC. As discussed above, certain investments in Class A, Class B, and Class C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class B, and Class C shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class' 0.25% service fee attributable to accounts for which there is

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MFS New York Municipal Bond Fund

no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I or Class R6 shares.

Financial Intermediary Compensation

The term "financial intermediary" refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries receive up-front commissions of up to the following percentage amount(s) for sales of the following share class(es):

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	4.25%
Class B	3.75%
Class C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the "Fees and Expenses" table in the fund's prospectus. MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary's preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary. In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary's representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary's distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund's purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of the fund through a retirement account, Section 529 tuition plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration. You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If

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MFS New York Municipal Bond Fund

payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Class A, Class B, and Class C Shares. You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $249,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $249,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $249,999, respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I and Class R6 Shares. You can establish an account through your financial intermediary or by contacting MFSC directly. You can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

• Mail. You may purchase additional shares by mailing a check with your investment instructions to MFSC.

• Telephone. You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application. Purchases via telephone are not available for certain types of accounts.

• Internet. You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R6 shares and certain types of accounts.

• Wire. To purchase additional shares by wire, call MFSC for instructions.

• Automatic Investment Plan. You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary. You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC's Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House. However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected. Receiving and collecting payment can take up to seven business days after a purchase. You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit. The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other

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MFS New York Municipal Bond Fund

transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

• Mail. To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

• Telephone. If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

• Internet. If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R6 shares and certain types of accounts.

• Systematic Withdrawal Plan (not available for Class R6 shares). If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan). Please contact MFSC or your financial intermediary for details.

• Checkwriting. You may redeem your Class A and Class C shares by writing checks against your account. There is no charge for this service. You must elect this privilege on your account application to use this service. Shares in your account equal in value to the amount of the check plus the applicable CDSC (if any) and any income tax required to be withheld (if any), are redeemed to cover the amount of the check. If your account value is not great enough to cover these amounts, your check will be dishonored. Checkwriting is not available for all accounts.

Redeeming Through Your Financial Intermediary. You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation. If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates. If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions. Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, Class C, or Class I shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions. Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder's account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege. You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or

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MFS New York Municipal Bond Fund

their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R6 shares). If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC's judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks. To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., disruptive frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund's portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Frequent Trading. The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $25,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to Section 529 tuition plans and MFS money market funds, or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations). MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $26,000 from the fund into two other MFS funds, by exchanging $13,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $25,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders. For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself. Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections, or cancellations imposed on the account. If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections, or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections, or cancellations imposed on the omnibus account. Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading. Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase

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MFS New York Municipal Bond Fund

and exchange limitation policy. You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership, control, or influence. Any or all of these parameters (including those not listed) may change at any time. If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading that is disruptive to a fund. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If disruptive frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary. In reviewing trading activity, MFSC may determine that certain transactions entered into for legitimate purposes do not represent frequent trading activity that is disruptive to a fund.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts. MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors. MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries. There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions. MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC. Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cybersecurity incident).

Unclaimed Accounts and Uncashed Checks. If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state's abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the IRS considers the transfer a taxable distribution subject to U.S. federal income tax withholding and reporting. The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions. U.S. law requires the fund to implement policies and procedures reasonably designed to prevent, detect, and report money laundering and other illegal activity. The fund, consistent with applicable U.S. law, may redeem your shares and close your account; suspend, restrict, or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if MFSC is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements. Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund's assets are traded in other markets on days when the fund does not price its shares, the value of the fund's assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments to MFS pursuant to the fund's valuation policy and procedures approved by the Board of Trustees. The Board of Trustees has designated MFS as the "valuation designee" of the

17

MFS New York Municipal Bond Fund

fund. As valuation designee, MFS will determine the fair value, in good faith, of securities and other instruments held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply, and test fair value methodologies, and oversee and evaluate pricing services used in valuing the fund's investments. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with the fair valuation policy and procedures adopted by MFS.

Under the fund's valuation policy and procedures, market quotations are not considered to be readily available for debt instruments and many types of derivatives. These investments are generally valued at fair value as determined by MFS based on information from third-party pricing services or otherwise determined by MFS in accordance with its fair valuation policy and procedures. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads, and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but the fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost, and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare a dividend daily and to pay any dividends to shareholders at least monthly.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, Class C, and Class I shares:

• Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

• Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

• Dividend and capital gain distributions in cash; or

• Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R6 shares can only be reinvested in additional shares of the fund, except (i) certain institutional shareholders, (ii) shareholders who purchase shares through brokerage programs of certain financial intermediaries, and (iii) shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible U.S. federal, state, and local and non-U.S. taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts such as retirement plans or by shareholders that are not "United States persons" under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

The fund expects to distribute substantially all of its income and gains annually. You may receive three different types of distributions from the fund: exempt-interest dividends; ordinary dividends; and capital gain dividends. Most distributions will be exempt-interest dividends, which are exempt from U.S. federal income tax. Ordinary dividends are normally subject to U.S. federal income tax at ordinary income tax rates. (The fund does not expect any distributions to be treated as qualified dividend income, which is taxed to individuals at reduced rates.) Distributions designated as capital gain dividends are taxable as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Any taxes that you pay on a distribution will be the same whether you receive the distribution in cash or have it reinvested in additional shares of the fund. If you buy shares when a fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution if you continue to hold the shares through that distribution’s record date.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

The fund's investments in derivatives may subject the fund to special tax rules that can affect the amount, timing or character of fund income and distributions to shareholders. The fund’s investments in certain debt instruments may cause the fund to recognize income in excess of the cash generated by such

18

MFS New York Municipal Bond Fund

instruments. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the fund may have on the U.S. federal taxation of your benefits. In addition, an investment in the fund may result in liability for U.S. federal alternative minimum tax for individual shareholders.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates, and trusts to the extent their income exceeds certain threshold amounts.

The IRS Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for U.S. federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form is available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

State Tax Considerations. As long as the fund qualifies for treatment as a regulated investment company, it will not need to pay Massachusetts income or corporate excise tax.

The following discussion of state income tax considerations is very general and is directed at shareholders who are residents of New York. In order for any portion of the fund’s distributions to be exempt from state personal income tax, the fund and its investments may have to meet certain requirements. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation.

For New York personal income tax purposes, distributions derived from interest on: (i) municipal obligations of the State of New York and political subdivisions thereof, and (ii) qualifying obligations issued by certain United States territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to New York personal income tax.

If you are not a resident of New York, then your distributions from the fund, including exempt-interest dividends, will generally be subject to state income tax.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Shareholder Reports and Summary Prospectuses

The fund produces shareholder reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual shareholder report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund's most recently completed fiscal year expressed as a percentage of a class' average net assets during the period. Annual fund operating expenses have not been adjusted to reflect the fund's current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on June 6, 1988, with the offering of Class A shares, and subsequently offered Class B shares on September 7, 1993, Class C shares on December 11, 2000, Class I shares on April 1, 2016, and Class R6 shares on August 1, 2017.

In the "Performance Table," performance for each of Class I and Class R6 shares includes the performance of the fund's Class A shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

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MFS New York Municipal Bond Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is filed with the SEC on Form N-CSR and is available online at funds.mfs.com and upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

	Year ended
Class A	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.09	$10.01	$10.62	$11.33	$10.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.33	$0.29	$0.24	$0.29
Net realized and unrealized gain (loss)	(0.14)	0.10	(0.60)	(0.71)	0.39
Total from investment operations	$0.21	$0.43	$(0.31)	$(0.47)	$0.68
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.35)	$(0.30)	$(0.24)	$(0.28)
Net asset value, end of period (x)	$9.95	$10.09	$10.01	$10.62	$11.33
Total return (%) (r)(s)(t)(x)	2.04	4.41	(2.91)	(4.30)	6.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	0.95	0.91	0.88	0.87
Expenses after expense reductions (f)	0.83	0.83	0.83	0.83	0.84
Net investment income (loss)	3.43	3.39	2.86	2.09	2.57
Portfolio turnover rate	12	29	35	19	45
Net assets at end of period (000 omitted)	$125,186	$123,265	$126,231	$153,525	$170,723

	Year ended
Class B	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.06	$9.98	$10.60	$11.31	$10.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.26	$0.21	$0.15	$0.20
Net realized and unrealized gain (loss)	(0.14)	0.09	(0.61)	(0.71)	0.41
Total from investment operations	$0.13	$0.35	$(0.40)	$(0.56)	$0.61
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.27)	$(0.22)	$(0.15)	$(0.20)
Net asset value, end of period (x)	$9.92	$10.06	$9.98	$10.60	$11.31
Total return (%) (r)(s)(t)(x)	1.28	3.64	(3.74)	(5.02)	5.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	1.70	1.66	1.63	1.62
Expenses after expense reductions (f)	1.58	1.58	1.58	1.58	1.60
Net investment income (loss)	2.69	2.64	2.10	1.35	1.85
Portfolio turnover rate	12	29	35	19	45
Net assets at end of period (000 omitted)	$208	$438	$516	$725	$1,063

20

MFS New York Municipal Bond Fund

	Year ended
Class C	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.07	$9.99	$10.61	$11.32	$10.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.26	$0.21	$0.15	$0.20
Net realized and unrealized gain (loss)	(0.13)	0.09	(0.61)	(0.71)	0.41
Total from investment operations	$0.14	$0.35	$(0.40)	$(0.56)	$0.61
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.27)	$(0.22)	$(0.15)	$(0.20)
Net asset value, end of period (x)	$9.94	$10.07	$9.99	$10.61	$11.32
Total return (%) (r)(s)(t)(x)	1.38	3.64	(3.73)	(5.02)	5.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	1.70	1.66	1.63	1.62
Expenses after expense reductions (f)	1.58	1.58	1.58	1.58	1.59
Net investment income (loss)	2.69	2.64	2.09	1.34	1.83
Portfolio turnover rate	12	29	35	19	45
Net assets at end of period (000 omitted)	$3,493	$4,590	$6,462	$9,646	$12,260

	Year ended
Class I	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.92	$8.85	$9.39	$10.02	$9.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.32	$0.27	$0.24	$0.28
Net realized and unrealized gain (loss)	(0.12)	0.08	(0.53)	(0.64)	0.35
Total from investment operations	$0.21	$0.40	$(0.26)	$(0.40)	$0.63
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.33)	$(0.28)	$(0.23)	$(0.27)
Net asset value, end of period (x)	$8.80	$8.92	$8.85	$9.39	$10.02
Total return (%) (r)(s)(t)(x)	2.34	4.66	(2.67)	(4.08)	6.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	0.70	0.66	0.62	0.62
Expenses after expense reductions (f)	0.58	0.58	0.58	0.58	0.59
Net investment income (loss)	3.68	3.64	3.10	2.32	2.81
Portfolio turnover rate	12	29	35	19	45
Net assets at end of period (000 omitted)	$44,430	$37,821	$36,516	$44,708	$95,882

21

MFS New York Municipal Bond Fund

	Year ended
Class R6	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.93	$8.84	$9.39	$10.02	$9.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34	$0.31	$0.28	$0.25	$0.28
Net realized and unrealized gain (loss)	(0.12)	0.12	(0.54)	(0.64)	0.36
Total from investment operations	$0.22	$0.43	$(0.26)	$(0.39)	$0.64
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.34)	$(0.29)	$(0.24)	$(0.28)
Net asset value, end of period (x)	$8.81	$8.93	$8.84	$9.39	$10.02
Total return (%) (r)(s)(t)(x)	2.42	4.97	(2.70)	(4.02)	6.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	0.60	0.58	0.57	0.56
Expenses after expense reductions (f)	0.50	0.50	0.50	0.51	0.53
Net investment income (loss)	3.76	3.56	3.21	2.51	2.86
Portfolio turnover rate	12	29	35	19	45
Net assets at end of period (000 omitted)	$7,290	$6,227	$48,058	$50,925	$4,866

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

22

MFS New York Municipal Bond Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary. The following Categories of waivers and reductions apply:

• Merrill Lynch (Merrill) – If Merrill is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill with the fund, Category II waivers apply.

• Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

• Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

• Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

• Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

• Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

• D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

• Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

• J.P. Morgan Securities LLC – If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.

• Stifel, Nicolaus & Company, Incorporated (Stifel) – If you are invested in shares of the fund through an applicable Stifel brokerage account, Category XI waivers apply.

• All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – XI.

Not all MFS funds offer each share class. In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund or MFS U.S. Government Cash Reserve Fund into Class A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

• the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

• the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

• the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of FINRA.

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS New York Municipal Bond Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts: Accounts that are not Eligible for Financial Intermediary Categories II – XI

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs; the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees), and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers, and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√

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MFS New York Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class C shares to Class A shares of the same fund.	√	√

In connection with a conversion from Class C shares to Class A shares of the same fund if the shareholder's financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived for purchases in excess of the maximum breakpoint amount described under "Description of Share Classes – Sales Charges and Waivers and Reductions" in the fund's prospectus.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

√

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MFS New York Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
O. Miscellaneous

In connection with settlements reached between certain broker/dealers and FINRA, the SEC, and/or other regulatory bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the fund and concurrently purchase Class A shares without paying an initial sales charge.

	√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund's prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Nationwide Financial Services, Inc.; GWFS Equities, Inc.; E*TRADE Securities LLC; and Nationwide Securities LLC.

	√	√

Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√

In connection with a direct rollover of units from the MFS 529 Savings Plan to a Roth IRA held directly with MFSC pursuant to Section 126 of the SECURE 2.0 Act. Transfers of holdings of MFS Funds to a Roth IRA held with a brokerage firm or other financial intermediary and not established through MFSC are subject to the policies of such brokerage firm or financial intermediary which may differ with respect to such rollovers.

√

B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP, or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability, or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement, and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in U.S. Treasury Department Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA, or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

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MFS New York Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for shareholders with an LOI entered into prior to February 1, 2023, with a $1 million commitment) and investments in the MFS 529 Savings Plan. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder's name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder's order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds and/or any investments in the MFS 529 Savings Plan, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

• Individual accounts;

• Joint accounts;

• Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

• Certain single-participant retirement plan accounts;

• Certain Individual Retirement Accounts;

• Uniform Gifts/Transfers to Minor Acts accounts; and

• Accounts held in the name of your financial intermediary on your behalf.

In addition to the accounts set forth above which are eligible for linking, you may also combine any of your investments in the MFS 529 Savings Plan for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA and of any investments you have in the MFS 529 Savings Plan that are also able to be counted for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds and of any investments in the MFS 529 Savings Plan that you believe are eligible to be counted under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds and investments in the MFS 529 Savings Plan that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined (including any MFS 529 Savings Plan investments) when transmitting your purchase order to the fund.

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MFS New York Municipal Bond Fund

Group Purchases. A bona fide group and all its members may be treated at MFD's discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A or Class A1 shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD. Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege. With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

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MFS New York Municipal Bond Fund

Financial Intermediary Category II

Eligible Accounts: Accounts with Merrill Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill with the Fund

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end or contingent deferred) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end and Level Load Shares Available at Merrill

Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of

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MFS New York Municipal Bond Fund

mutual fund family assets held in accounts in their Merrill Household

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

A-8

MFS New York Municipal Bond Fund

Financial Intermediary Category III

Eligible Accounts: Accounts Investing in Shares of the Fund with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible only for the following front-end sales charge waivers (“ISC”) or contingent deferred sales charge (“CDSC”) waivers, as applicable, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (“ROA”) and Letter of Intent (“LOI”) programs) as described elsewhere in the fund's prospectus or SAI.

Sales Charge Waived

Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the same fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to an ISC or CDSC.

	√	√	√
D. Retirement Plans

Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions Between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√
F. Death or Disability of Owner
Redemptions due to the death or disability of the shareholder.		√	√
G. Systematic Withdrawals

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MFS New York Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC

Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Redemptions made in connection with a return of excess contributions from an IRA account.		√	√
Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

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MFS New York Municipal Bond Fund

Financial Intermediary Category IV

Eligible Accounts: Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund's prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

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MFS New York Municipal Bond Fund

Financial Intermediary Category V

Eligible Accounts: Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. In all instances, it is the purchaser's responsibility to notify the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. As described elsewhere in the fund's prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund's prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

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MFS New York Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

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MFS New York Municipal Bond Fund

Financial Intermediary Category VI

Eligible Accounts: Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

A-14

MFS New York Municipal Bond Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA). ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder's household at Janney. Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI). LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-15

MFS New York Municipal Bond Fund

Financial Intermediary Category VII

Eligible Accounts: Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the fund's prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds, or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these breakpoints and waivers.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√

Shares exchanged in an Edward Jones fee-based program.	√	√	√	√

B. Dividend and Distribution Reinvestment

Shares purchased within the MFS fund family through reinvestment of capital gains and dividend distributions.	√

C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and other shareholders who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones' policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and one of the following applies: (a) the sale and purchase occur in the same account or (b) the sale proceeds are used to process an individual retirement account (“IRA”) contribution, excess contributions, conversion, recharacterization of contributions, or distribution, and the purchase is done in an account within the same pricing group (as determined by Edward Jones under its policies and procedures).

The Reinstatement Privilege excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

√

Shares acquired through NAV reinstatement.		√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A shares of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the fund's prospectus.

√
Shares converted from Class C into Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.	√

F. Death or Disability of Owner

A-16

MFS New York Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Shares sold on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√

G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√	√
H. Benefit Responsive Waivers for Retirement Accounts

Return of excess contributions from an IRA.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the sale is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√

I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund's prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances

Shares sold at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder's account will be adjusted by selling the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the amount of the shareholder's investment with the shareholder's existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus sales or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder's account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Other Important Information Regarding Transactions Through Edward Jones

A-17

MFS New York Municipal Bond Fund

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to sell at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

A-18

MFS New York Municipal Bond Fund

Financial Intermediary Category VIII

Eligible Accounts: Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

A-19

MFS New York Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-20

MFS New York Municipal Bond Fund

Financial Intermediary Category IX

Eligible Accounts: Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-21

MFS New York Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-22

MFS New York Municipal Bond Fund

Financial Intermediary Category X

Eligible Accounts: Accounts Investing in Shares through a J.P. Morgan Securities LLC Platform or Account Maintained at an Omnibus Level by J.P. Morgan Securities LLC with the Fund

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Transactions between Share Classes

Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

√

A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

√
B. Retirement Plans

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

√
C. J.P. Morgan Securities LLC Self-Directed Investing accounts
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.	√
D. Reinstatement Privilege
Shares purchased through rights of reinstatement.	√
Shares acquired through a right of reinstatement.		√	√
E. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).	√
F. Employees/Registered Representatives of J.P. Morgan Securities LLC
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.	√
G. Death or Disability of Owner
Shares sold upon the death or disability of the shareholder.		√	√
H. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
I. Benefit Responsive Waivers for Retirement Accounts
Shares purchased in connection with a return of excess contributions from an IRA account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

A-23

MFS New York Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
J. Large Purchases
Breakpoints as described in the prospectus.	√
K. Rights of Accumulation

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

√
L. Letters of Intent
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).	√

A-24

MFS New York Municipal Bond Fund

Financial Intermediary Category XI

Eligible Accounts: Accounts Investing in Shares through a Stifel Platform or Account Maintained at an Omnibus Level by Stifel with the Fund

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Stifel continually looks to provide its clients with the lowest cost share class available based on account type. Stifel reserves the right and you consent to the conversion of shares to the lowest cost share class available at Stifel if such share class becomes available or upon transfer of shares into an advisory program.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Front-end sales charge waivers on Class A shares available at Stifel

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date pursuant to Stifel’s policies and procedures. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to the conversion of Class C shares following a shorter holding period, that waiver will apply.

√

Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.	√
Shares purchased in an Stifel fee-based advisory program (often referred to as a “wrap” program).	√

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund or other fund within the MFS fund family.	√

Shares purchased from the proceeds of redemptions within the MFS fund family provided the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.

√

Shares from rollovers into Stifel from retirement plans to IRAs.	√

Purchases of 529 Plans through a rollover from another 529 plan.	√
Purchases of 529 Plans made for reinvestment of refunded amounts.	√

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to MFS, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the applicable fund’s prospectus.

√

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
B. CDSC Waivers on Class A and Class C Shares
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.		√	√
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.		√	√

A-25

MFS New York Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√
Shares acquired through a right of reinstatement.		√	√
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.		√	√
Shares exchanged or sold in a Stifel fee-based program.		√	√

C. Rights of Accumulation (ROA)

ROA that entitles shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the MFS fund family held by accounts within the purchaser’s household at Stifel. Ineligible assets include holdings of MFS U.S. Government Money Market Fund and Class A shares of MFS U.S. Government Cash Reserve Fund, which do not assess a front-end sales charge. Eligible assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

√

A-26

MFS New York Municipal Bond Fund

MFS New York Municipal Bond Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS New York Municipal Bond Fund, the following documents are available free upon request:

Annual/Semiannual Reports and Form N-CSR Filings. The fund’s annual and semiannual shareholder reports and Form N-CSR contain information about the fund’s actual investments. Annual shareholder reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year. Form N-CSR includes the fund’s annual and semiannual financial statements.

Statement of Additional Information (SAI). The SAI, dated July 29, 2025, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the SAI, annual/semiannual shareholder reports, fund financial statements, and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4096.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 801 Pennsylvania Avenue Kansas City, MO 64105-1307

July 29, 2025

PROSPECTUS

MFS® North Carolina Municipal Bond Fund

The investment objective of the fund is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of North Carolina, but also considering capital appreciation.

CLASS	TICKER SYMBOL
Class A	MSNCX
Class B	MBNCX
Class C	MCNCX
Class I	MNCLX
Class R6	MPNCX

The U.S. Securities and Exchange Commission (the SEC) has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

MNC-PRO-072925

MFS North Carolina Municipal Bond Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of North Carolina, but also considering capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 12 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A	B	C	I	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	4.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	C	I	R6
Management Fee	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	None
Other Expenses	0.16%	0.16%	0.16%	0.16%	0.09%
Total Annual Fund Operating Expenses	0.86%	1.61%	1.61%	0.61%	0.54%
Fee Reductions and/or Expense Reimbursements[1]	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.84%	1.59%	1.59%	0.59%	0.52%

# This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1 Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.84% of the class' average daily net assets annually for Class A shares, 1.59% of the class' average daily net assets annually for each of Class B and Class C shares, 0.59% of the class' average daily net assets annually for Class I shares, and 0.52% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

2

MFS North Carolina Municipal Bond Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$507	$686	$880	$1,439
Class B Shares assuming[1]
redemption at end of period	$562	$806	$1,074	$1,708
no redemption at end of period	$162	$506	$874	$1,708
Class C Shares assuming[1]
redemption at end of period	$262	$506	$874	$1,708
no redemption at end of period	$162	$506	$874	$1,708
Class I Shares	$60	$193	$338	$760
Class R6 Shares	$53	$171	$300	$675

1 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax and personal income tax, if any, of North Carolina. However, interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax. MFS may also invest the fund's assets in taxable instruments, including municipal instruments of other states.

MFS invests a significant percentage of the fund’s assets in municipal instruments of North Carolina.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest 25% or more of the fund’s assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from U.S. federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, inverse floating rate instruments, and swaps.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative screening tools that systematically evaluate instruments may also be considered. In structuring the fund, MFS also considers top-down factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial

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MFS North Carolina Municipal Bond Fund

condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Focus Risk: The fund’s performance will be closely tied to the economic, political, environmental, and public health conditions in North Carolina, and can be more volatile than the performance of a more geographically diversified fund. In addition, the fund's performance can also be tied to the economic and political conditions of other states and U.S. territories and possessions in which the fund is invested. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in the state, other states, or U.S. territories and possessions.

If MFS invests a significant percentage of the fund's assets in a single issuer or small number of issuers, the fund’s performance could be more volatile than the performance of more diversified funds.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart. The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

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MFS North Carolina Municipal Bond Fund

The total return for the six-month period ended June 30, 2025, was (1.57)%. During the period(s) shown in the bar chart, the highest quarterly return was 8.01% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (5.93)% (for the calendar quarter ended March 31, 2022).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2024)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	(2.44)%	(0.41)%	1.25%
C Shares	0.53%	(0.03)%	1.24%
I Shares	2.59%	0.96%	2.12%
R6 Shares	2.67%	1.03%	2.16%
A Shares	(2.06)%	(0.15)%	1.41%
Returns After Taxes on Distributions
A Shares	(2.08)%	(0.17)%	1.40%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	(0.02)%	0.43%	1.71%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Michael Dawson	1999	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 801 Pennsylvania Avenue, Kansas City, MO 64105-1307), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Taxes

The fund intends to distribute income that is exempt from U.S. federal income tax, but may be subject to U.S. federal alternative minimum tax. A portion of the fund’s distributions may be subject to U.S. federal income tax.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of North Carolina, but also considering

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MFS North Carolina Municipal Bond Fund

capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax and personal income tax, if any, of North Carolina. This policy may not be changed without shareholder approval. Interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax. MFS may also invest the fund's assets in taxable instruments, including municipal instruments of other states.

MFS invests a significant percentage of the fund’s assets in municipal instruments of North Carolina.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest 25% or more of the fund’s assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from U.S. federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, an issuer's governance structure and practices, social issues such as health and safety considerations, and environmental issues such as climate change impact, energy sources, and water and waste management. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Investment Types

The principal investment types in which the fund may invest are:

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Municipal Instruments: Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local governments, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as insurance, letters of credit, or guarantees. Many municipal instruments are supported by insurance, which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, interest rate, credit rating, commodity, volatility measure, or index. Derivatives involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, inverse floating rate instruments, swaps, and certain complex structured securities.

Principal Risks

The yield and share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund's portfolio, market conditions, and other

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MFS North Carolina Municipal Bond Fund

factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not work as expected or produce the intended results. In addition, MFS or the fund's other service providers may experience disruptions or operating errors that could negatively impact the fund.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally. Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of new technologies (such as artificial intelligence); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

Interest Rate Risk: The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, general economic and market conditions, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Inflationary price movements may cause fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities or durations, or that do not pay current interest. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Fluctuations in the market price of fixed-rate instruments held by the fund may not affect interest income derived from those instruments, but may nonetheless affect the fund's share price, especially if an instrument has a longer maturity or duration and is therefore more sensitive to changes in interest rates.

Credit Risk: The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including mortgage-backed securities and other securitized instruments and some municipal instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Focus Risk: The fund’s performance will be closely tied to issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions in North Carolina, and can be more volatile than the performance of a more geographically diversified fund. In addition, the fund's performance can also be tied to these conditions in other states and U.S. territories and possessions in which the fund is invested. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in North Carolina, other states, or U.S. territories and possessions. According to the U.S.

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MFS North Carolina Municipal Bond Fund

Bureau of Economic Analysis, in 2024, North Carolina's current dollar gross domestic product (GDP) was $839,122 million and ranked 11th in the U.S; further, North Carolina's real GDP grew 3.7% while the 2023-2024 national change was 2.8%. In 2024, the largest industry in North Carolina was finance, insurance, real estate, rental, and leasing, which accounted for 22.6% of North Carolina's GDP and had a 4.4% real growth. The second largest industry was professional and business services, which accounted for 13.2% of North Carolina's GDP and had a 2.2% real growth. The largest contributor to real GDP growth in North Carolina was finance, insurance, real estate, and rental and leasing, which accounted for 0.98% of the total growth in real GDP. The second largest contributor to real GDP growth was retail trade, which accounted for 0.62% of total growth in real GDP. As of June 2024, North Carolina's seasonally-adjusted unemployment rate was 3.6%, a slight increase from the rate of 3.3% as of June 30, 2023, but 0.5% less than the overall national unemployment rate in June 2024, according to the U.S. Bureau of Labor Statistics. A prolonged increase in unemployment or a significant decline in the local and/or national economies could result in decreased tax revenues.

In the past several years, Puerto Rico and its instrumentalities have faced severe fiscal and economic crises. Puerto Rico and its instrumentalities have defaulted on multiple debt obligations in recent years, and certain issuers of Puerto Rico municipal instruments have filed for bankruptcy. Such developments, along with the general fiscal and economic crises in Puerto Rico, could significantly adversely affect the price of Puerto Rican municipal instruments. The outcome of the debt restructurings of certain issuers of Puerto Rico municipal instruments is uncertain and could adversely affect the fund. The credit ratings for U.S. Virgin Island municipal instruments have been downgraded in recent years as a result of the U.S. Virgin Islands' weak financial position and liquidity, and certain rating agencies have withdrawn the credit ratings for certain U.S. Virgin Island municipal instruments. The general fiscal and economic difficulties of the U.S. Virgin Islands could significantly affect the price of U.S. Virgin Island municipal instruments. The economy of Guam is heavily dependent on tourism and the U.S. military. A significant decline in the fiscal and economic conditions in Puerto Rico, the U.S. Virgin Islands, and Guam could result in decreased tax revenues and could significantly affect the price of municipal instruments for these U.S. territories.

If MFS invests a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance will be affected by economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that impact that one issuer or issuers, could be closely tied to the value of that issuer or issuers, and could be more volatile than the performance of more diversified funds.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, market and economic conditions and developments, issuer, industry-specific and other conditions, including as the result of events that cannot be reasonably anticipated or controlled such as social conflict or unrest, labor disruption and natural disasters. Municipal instruments can be less liquid than other types of investments and there may be less publicly available information about the issuers of municipal instruments compared to other issuers. If the Internal Revenue Service (the IRS) or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. Factors contributing to the economic stress on municipal issuers may include a decrease in revenues supporting the issuer's bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Prepayment/Extension Risk: Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate debt instruments, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, including

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MFS North Carolina Municipal Bond Fund

clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including trading halts, sanctions, or wars. Investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment may also adversely affect liquidity. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund. In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors' interests in the fund. The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk:  From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make (individually or collectively) relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. The effects of taxable income and/or gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income rate for shareholders who hold fund shares in a taxable vehicle. In addition, a large redemption could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would. A number of circumstances may cause the fund to experience large redemptions or purchases, such as changes in the eligibility criteria for the fund or a share class of the fund; liquidations, reorganizations, repositionings, or other announced fund events; or changes in investment objectives, strategies, policies, risks or investment personnel.

Other Investment Strategies and Risks

Active and Frequent Trading: MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies. Frequent trading may increase transaction costs, which can reduce the fund's return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Operational and Cybersecurity Risk: The fund and its service providers, and your ability to transact with the fund, may be negatively impacted due to operational matters arising from, among other issues, human errors, systems and technology disruptions or failures, fraudulent activities, or cybersecurity incidents. Operational issues and cybersecurity incidents may cause the fund or its service providers, as well as securities trading venues and other market participants, to suffer data corruption and/or lose operational functionality, and could, among other things, interfere with the processing of shareholder transactions, impair the ability to calculate the fund's net asset value per share, impede trading of portfolio securities, and result in the theft, misuse, and/or improper release of confidential information relating to the fund or its shareholders. Such operational issues and cybersecurity incidents may result in losses to the fund and its shareholders. Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. In addition, the rapid development and increasingly widespread use of new technologies, including machine learning technology and generative models could exacerbate these risks. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the fund and its service providers to plan for or respond to a cyberattack. Information relating to the Fund’s investments is delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Temporary Defensive Strategy: In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks: Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

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MFS North Carolina Municipal Bond Fund

For the fiscal year ended March 31, 2025, the fund paid MFS an effective management fee equal to 0.44% of the fund’s average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.45% of the fund’s average daily net assets annually.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the fund's average daily net assets.

MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.84% of the class' average daily net assets annually for Class A shares, 1.59% of the class' average daily net assets annually for each of Class B and Class C shares, 0.59% of the class' average daily net assets annually for Class I shares, and 0.52% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s Form N-CSR filed with the SEC for the period ended September 30, 2024, and in the related financial statements posted online at funds.mfs.com.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $619 billion as of May 31, 2025.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund's name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Michael Dawson	Portfolio Manager	Employed in the investment area of MFS since 1998

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class C, Class I, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A, Class B, and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

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MFS North Carolina Municipal Bond Fund

• certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

• defined benefit retirement plans, endowments, or foundations;

• bank trust departments or law firms acting as trustee or manager for trust accounts;

• investors who purchase shares through asset-based fee programs available through financial intermediaries;

• employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law; and

• trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A, Class B, or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor's account. (Please see "Conversion Among Share Classes" below.)

Class R6 shares generally are available only to the following eligible investors:

• eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level ("Employer Retirement Plans"));

• health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

• investment companies distributed by MFD;

• endowments and foundations, local, city, and state agencies (or entities acting on their behalf);

• funded welfare benefit plans (e.g., Voluntary Employees' Beneficiary Association (VEBA) and Other Post-Employment Benefits (OPEB) plans);

• unaffiliated registered investment companies;

• collective investment trusts;

• investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs;

• Section 529 tuition plans that have entered into an agreement with MFD to purchase Class R6 shares; and

• MFS Development Funds, LLC, pooled investment vehicles established by MFS for the purpose of establishing a performance record to enable MFS and its subsidiaries to offer such vehicle’s investment style to clients.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

If you hold Class C shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C shares in your account convert to Class A shares, a proportionate number of the Class C shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C shares through a financial intermediary, Class C shares may be automatically exchanged for Class A shares of the fund under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions. Please consult your financial intermediary for more information.

Class C shareholders of the fund may be able to convert their shares to Class A shares of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD. Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

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MFS North Carolina Municipal Bond Fund

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any. Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A, Class B, or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD. If your Class A, Class B, or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares. Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A, Class B, or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for U.S. federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A, Class B, or Class C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Further details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares. You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 or more	None	None

* Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $250,000 or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares. Class B shares are not subject to an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class C Shares. You may purchase Class C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares. Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R6 Shares. Eligible investors may purchase Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC. As discussed above, certain investments in Class A, Class B, and Class C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class B, and Class C shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%

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MFS North Carolina Municipal Bond Fund

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class' 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I or Class R6 shares.

Financial Intermediary Compensation

The term "financial intermediary" refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries receive up-front commissions of up to the following percentage amount(s) for sales of the following share class(es):

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	4.25%
Class B	3.75%
Class C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the "Fees and Expenses" table in the fund's prospectus. MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary's preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary. In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary's representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary's distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund's purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of the fund through a retirement account, Section 529 tuition plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The

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MFS North Carolina Municipal Bond Fund

specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration. You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Class A, Class B, and Class C Shares. You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $249,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $249,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $249,999, respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I and Class R6 Shares. You can establish an account through your financial intermediary or by contacting MFSC directly. You can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

• Mail. You may purchase additional shares by mailing a check with your investment instructions to MFSC.

• Telephone. You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application. Purchases via telephone are not available for certain types of accounts.

• Internet. You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R6 shares and certain types of accounts.

• Wire. To purchase additional shares by wire, call MFSC for instructions.

• Automatic Investment Plan. You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary. You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC's Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House. However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected. Receiving and collecting payment can take up to seven business days after a purchase. You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit. The fund may also meet

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MFS North Carolina Municipal Bond Fund

redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

• Mail. To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

• Telephone. If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

• Internet. If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R6 shares and certain types of accounts.

• Systematic Withdrawal Plan (not available for Class R6 shares). If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan). Please contact MFSC or your financial intermediary for details.

• Checkwriting. You may redeem your Class A and Class C shares by writing checks against your account. There is no charge for this service. You must elect this privilege on your account application to use this service. Shares in your account equal in value to the amount of the check plus the applicable CDSC (if any) and any income tax required to be withheld (if any), are redeemed to cover the amount of the check. If your account value is not great enough to cover these amounts, your check will be dishonored. Checkwriting is not available for all accounts.

Redeeming Through Your Financial Intermediary. You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation. If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates. If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions. Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, Class C, or Class I shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions. Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder's account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege. You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from

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MFS North Carolina Municipal Bond Fund

the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R6 shares). If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.
Disruptive Trading

General Purchase and Exchange Limitation Policy. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC's judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks. To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., disruptive frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund's portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Frequent Trading. The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $25,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to Section 529 tuition plans and MFS money market funds, or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations). MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $26,000 from the fund into two other MFS funds, by exchanging $13,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $25,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders. For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself. Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections, or cancellations imposed on the account. If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections, or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections, or cancellations imposed on the omnibus account. Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

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MFS North Carolina Municipal Bond Fund

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading. Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy. You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership, control, or influence. Any or all of these parameters (including those not listed) may change at any time. If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading that is disruptive to a fund. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If disruptive frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary. In reviewing trading activity, MFSC may determine that certain transactions entered into for legitimate purposes do not represent frequent trading activity that is disruptive to a fund.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts. MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors. MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries. There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions. MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC. Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cybersecurity incident).

Unclaimed Accounts and Uncashed Checks. If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state's abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the IRS considers the transfer a taxable distribution subject to U.S. federal income tax withholding and reporting. The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions. U.S. law requires the fund to implement policies and procedures reasonably designed to prevent, detect, and report money laundering and other illegal activity. The fund, consistent with applicable U.S. law, may redeem your shares and close your account; suspend, restrict, or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if MFSC is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements. Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund's assets are traded in other markets on days when the fund does not price its shares, the value of the fund's assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market

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MFS North Carolina Municipal Bond Fund

value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments to MFS pursuant to the fund's valuation policy and procedures approved by the Board of Trustees. The Board of Trustees has designated MFS as the "valuation designee" of the fund. As valuation designee, MFS will determine the fair value, in good faith, of securities and other instruments held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply, and test fair value methodologies, and oversee and evaluate pricing services used in valuing the fund's investments. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with the fair valuation policy and procedures adopted by MFS.

Under the fund's valuation policy and procedures, market quotations are not considered to be readily available for debt instruments and many types of derivatives. These investments are generally valued at fair value as determined by MFS based on information from third-party pricing services or otherwise determined by MFS in accordance with its fair valuation policy and procedures. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads, and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but the fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost, and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare a dividend daily and to pay any dividends to shareholders at least monthly.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, Class C, and Class I shares:

• Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

• Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

• Dividend and capital gain distributions in cash; or

• Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R6 shares can only be reinvested in additional shares of the fund, except (i) certain institutional shareholders, (ii) shareholders who purchase shares through brokerage programs of certain financial intermediaries, and (iii) shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible U.S. federal, state, and local and non-U.S. taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts such as retirement plans or by shareholders that are not "United States persons" under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

The fund expects to distribute substantially all of its income and gains annually. You may receive three different types of distributions from the fund: exempt-interest dividends; ordinary dividends; and capital gain dividends. Most distributions will be exempt-interest dividends, which are exempt from U.S. federal income tax. Ordinary dividends are normally subject to U.S. federal income tax at ordinary income tax rates. (The fund does not expect any distributions to be treated as qualified dividend income, which is taxed to individuals at reduced rates.) Distributions designated as capital gain dividends are taxable as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Any taxes that you pay on a distribution will be the same whether you receive the distribution in cash or have it reinvested in additional shares of the fund. If you buy shares when a fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution if you continue to hold the shares through that distribution’s record date.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

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MFS North Carolina Municipal Bond Fund

The fund's investments in derivatives may subject the fund to special tax rules that can affect the amount, timing or character of fund income and distributions to shareholders. The fund’s investments in certain debt instruments may cause the fund to recognize income in excess of the cash generated by such instruments. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the fund may have on the U.S. federal taxation of your benefits. In addition, an investment in the fund may result in liability for U.S. federal alternative minimum tax for individual shareholders.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates, and trusts to the extent their income exceeds certain threshold amounts.

The IRS Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for U.S. federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form is available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

State Tax Considerations. As long as the fund qualifies for treatment as a regulated investment company, it will not need to pay Massachusetts income or corporate excise tax.

The following discussion of state income tax considerations is very general and is directed at shareholders who are residents of North Carolina. In order for any portion of the fund’s distributions to be exempt from state personal income tax, the fund and its investments may have to meet certain requirements. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation.

For North Carolina personal income tax purposes, distributions derived from interest on municipal instruments of the State of North Carolina and political subdivisions thereof and from interest on qualifying securities issued by the United States or its possessions are generally exempt from tax. Distributions that are federally taxable as capital gains are generally taxable for North Carolina personal income tax purposes except to the extent derived from certain instruments specifically exempted by statute. All other distributions may be taxable for North Carolina personal income tax purposes.

If you are not a resident of North Carolina, then your distributions from the fund, including exempt-interest dividends, will generally be subject to state income tax.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Shareholder Reports and Summary Prospectuses

The fund produces shareholder reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual shareholder report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund's most recently completed fiscal year expressed as a percentage of a class' average net assets during the period. Annual fund operating expenses have not been adjusted to reflect the fund's current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on October 31, 1984, with the offering of Class A shares, and subsequently offered Class B shares on September 7, 1993, Class C shares on January 3, 1994, Class I shares on April 1, 2016, and Class R6 shares on August 1, 2017.

In the "Performance Table," performance for each of Class I and Class R6 shares includes the performance of the fund's Class A shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

19

MFS North Carolina Municipal Bond Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is filed with the SEC on Form N-CSR and is available online at funds.mfs.com and upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

	Year ended
Class A	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.83	$10.81	$11.25	$11.91	$11.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34	$0.31	$0.25	$0.21	$0.27
Net realized and unrealized gain (loss)	(0.16)	0.03	(0.43)	(0.67)	0.46
Total from investment operations	$0.18	$0.34	$(0.18)	$(0.46)	$0.73
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.32)	$(0.26)	$(0.20)	$(0.27)
Net asset value, end of period (x)	$10.67	$10.83	$10.81	$11.25	$11.91
Total return (%) (r)(s)(t)(x)	1.64	3.23	(1.56)	(3.91)	6.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	0.86	0.85	0.84	0.84
Expenses after expense reductions (f)	0.84	0.84	0.84	0.83	0.83
Net investment income (loss)	3.13	2.90	2.30	1.74	2.29
Portfolio turnover rate	20	25	30	16	25
Net assets at end of period (000 omitted)	$283,744	$295,849	$302,524	$354,752	$359,286

	Year ended
Class B	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.81	$10.80	$11.24	$11.90	$11.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.23	$0.16	$0.12	$0.19
Net realized and unrealized gain (loss)	(0.16)	0.02	(0.42)	(0.67)	0.45
Total from investment operations	$0.10	$0.25	$(0.26)	$(0.55)	$0.64
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.24)	$(0.18)	$(0.11)	$(0.18)
Net asset value, end of period (x)	$10.65	$10.81	$10.80	$11.24	$11.90
Total return (%) (r)(s)(t)(x)	0.88	2.37	(2.29)	(4.63)	5.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	1.61	1.61	1.59	1.59
Expenses after expense reductions (f)	1.59	1.59	1.59	1.58	1.58
Net investment income (loss)	2.37	2.15	1.51	0.99	1.60
Portfolio turnover rate	20	25	30	16	25
Net assets at end of period (000 omitted)	$80	$140	$165	$323	$416

20

MFS North Carolina Municipal Bond Fund

	Year ended
Class C	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.82	$10.81	$11.25	$11.91	$11.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.23	$0.17	$0.12	$0.18
Net realized and unrealized gain (loss)	(0.16)	0.02	(0.43)	(0.67)	0.46
Total from investment operations	$0.10	$0.25	$(0.26)	$(0.55)	$0.64
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.24)	$(0.18)	$(0.11)	$(0.18)
Net asset value, end of period (x)	$10.66	$10.82	$10.81	$11.25	$11.91
Total return (%) (r)(s)(t)(x)	0.88	2.37	(2.29)	(4.63)	5.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	1.61	1.60	1.59	1.59
Expenses after expense reductions (f)	1.59	1.59	1.59	1.58	1.58
Net investment income (loss)	2.38	2.15	1.54	0.99	1.56
Portfolio turnover rate	20	25	30	16	25
Net assets at end of period (000 omitted)	$12,615	$16,267	$21,315	$28,828	$35,315

	Year ended
Class I	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.03	$9.01	$9.38	$9.93	$9.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.28	$0.23	$0.20	$0.25
Net realized and unrealized gain (loss)	(0.15)	0.03	(0.36)	(0.56)	0.38
Total from investment operations	$0.16	$0.31	$(0.13)	$(0.36)	$0.63
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.29)	$(0.24)	$(0.19)	$(0.25)
Net asset value, end of period (x)	$8.89	$9.03	$9.01	$9.38	$9.93
Total return (%) (r)(s)(t)(x)	1.81	3.52	(1.35)	(3.67)	6.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61	0.61	0.60	0.59	0.59
Expenses after expense reductions (f)	0.59	0.59	0.59	0.58	0.58
Net investment income (loss)	3.38	3.15	2.54	1.99	2.52
Portfolio turnover rate	20	25	30	16	25
Net assets at end of period (000 omitted)	$109,352	$102,556	$97,036	$116,857	$113,800

21

MFS North Carolina Municipal Bond Fund

	Year ended
Class R6	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.03	$9.01	$9.38	$9.93	$9.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.29	$0.23	$0.20	$0.25
Net realized and unrealized gain (loss)	(0.14)	0.02	(0.36)	(0.55)	0.38
Total from investment operations	$0.17	$0.31	$(0.13)	$(0.35)	$0.63
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.29)	$(0.24)	$(0.20)	$(0.25)
Net asset value, end of period (x)	$8.89	$9.03	$9.01	$9.38	$9.93
Total return (%) (r)(s)(t)(x)	1.89	3.59	(1.28)	(3.60)	6.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	0.54	0.53	0.52	0.52
Expenses after expense reductions (f)	0.52	0.52	0.52	0.51	0.51
Net investment income (loss)	3.45	3.22	2.61	2.05	2.59
Portfolio turnover rate	20	25	30	16	25
Net assets at end of period (000 omitted)	$43,101	$36,601	$31,269	$40,985	$34,703

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

22

MFS North Carolina Municipal Bond Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary. The following Categories of waivers and reductions apply:

• Merrill Lynch (Merrill) – If Merrill is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill with the fund, Category II waivers apply.

• Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

• Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

• Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

• Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

• Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

• D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

• Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

• J.P. Morgan Securities LLC – If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.

• Stifel, Nicolaus & Company, Incorporated (Stifel) – If you are invested in shares of the fund through an applicable Stifel brokerage account, Category XI waivers apply.

• All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – XI.

Not all MFS funds offer each share class. In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund or MFS U.S. Government Cash Reserve Fund into Class A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

• the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

• the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

• the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of FINRA.

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS North Carolina Municipal Bond Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts: Accounts that are not Eligible for Financial Intermediary Categories II – XI

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs; the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees), and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers, and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√

A-2

MFS North Carolina Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class C shares to Class A shares of the same fund.	√	√

In connection with a conversion from Class C shares to Class A shares of the same fund if the shareholder's financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived for purchases in excess of the maximum breakpoint amount described under "Description of Share Classes – Sales Charges and Waivers and Reductions" in the fund's prospectus.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

√

A-3

MFS North Carolina Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
O. Miscellaneous

In connection with settlements reached between certain broker/dealers and FINRA, the SEC, and/or other regulatory bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the fund and concurrently purchase Class A shares without paying an initial sales charge.

	√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund's prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Nationwide Financial Services, Inc.; GWFS Equities, Inc.; E*TRADE Securities LLC; and Nationwide Securities LLC.

	√	√

Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√

In connection with a direct rollover of units from the MFS 529 Savings Plan to a Roth IRA held directly with MFSC pursuant to Section 126 of the SECURE 2.0 Act. Transfers of holdings of MFS Funds to a Roth IRA held with a brokerage firm or other financial intermediary and not established through MFSC are subject to the policies of such brokerage firm or financial intermediary which may differ with respect to such rollovers.

√

B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP, or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability, or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement, and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in U.S. Treasury Department Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA, or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

A-4

MFS North Carolina Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for shareholders with an LOI entered into prior to February 1, 2023, with a $1 million commitment) and investments in the MFS 529 Savings Plan. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder's name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder's order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds and/or any investments in the MFS 529 Savings Plan, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

• Individual accounts;

• Joint accounts;

• Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

• Certain single-participant retirement plan accounts;

• Certain Individual Retirement Accounts;

• Uniform Gifts/Transfers to Minor Acts accounts; and

• Accounts held in the name of your financial intermediary on your behalf.

In addition to the accounts set forth above which are eligible for linking, you may also combine any of your investments in the MFS 529 Savings Plan for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA and of any investments you have in the MFS 529 Savings Plan that are also able to be counted for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds and of any investments in the MFS 529 Savings Plan that you believe are eligible to be counted under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds and investments in the MFS 529 Savings Plan that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined (including any MFS 529 Savings Plan investments) when transmitting your purchase order to the fund.

A-5

MFS North Carolina Municipal Bond Fund

Group Purchases. A bona fide group and all its members may be treated at MFD's discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A or Class A1 shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD. Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege. With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

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MFS North Carolina Municipal Bond Fund

Financial Intermediary Category II

Eligible Accounts: Accounts with Merrill Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill with the Fund

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end or contingent deferred) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end and Level Load Shares Available at Merrill

Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of

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MFS North Carolina Municipal Bond Fund

mutual fund family assets held in accounts in their Merrill Household

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

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MFS North Carolina Municipal Bond Fund

Financial Intermediary Category III

Eligible Accounts: Accounts Investing in Shares of the Fund with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible only for the following front-end sales charge waivers (“ISC”) or contingent deferred sales charge (“CDSC”) waivers, as applicable, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (“ROA”) and Letter of Intent (“LOI”) programs) as described elsewhere in the fund's prospectus or SAI.

Sales Charge Waived

Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the same fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to an ISC or CDSC.

	√	√	√
D. Retirement Plans

Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions Between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√
F. Death or Disability of Owner
Redemptions due to the death or disability of the shareholder.		√	√
G. Systematic Withdrawals

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MFS North Carolina Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC

Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Redemptions made in connection with a return of excess contributions from an IRA account.		√	√
Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

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MFS North Carolina Municipal Bond Fund

Financial Intermediary Category IV

Eligible Accounts: Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund's prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

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MFS North Carolina Municipal Bond Fund

Financial Intermediary Category V

Eligible Accounts: Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. In all instances, it is the purchaser's responsibility to notify the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. As described elsewhere in the fund's prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund's prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

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MFS North Carolina Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

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MFS North Carolina Municipal Bond Fund

Financial Intermediary Category VI

Eligible Accounts: Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

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MFS North Carolina Municipal Bond Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA). ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder's household at Janney. Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI). LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

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MFS North Carolina Municipal Bond Fund

Financial Intermediary Category VII

Eligible Accounts: Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the fund's prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds, or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these breakpoints and waivers.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√

Shares exchanged in an Edward Jones fee-based program.	√	√	√	√

B. Dividend and Distribution Reinvestment

Shares purchased within the MFS fund family through reinvestment of capital gains and dividend distributions.	√

C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and other shareholders who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones' policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and one of the following applies: (a) the sale and purchase occur in the same account or (b) the sale proceeds are used to process an individual retirement account (“IRA”) contribution, excess contributions, conversion, recharacterization of contributions, or distribution, and the purchase is done in an account within the same pricing group (as determined by Edward Jones under its policies and procedures).

The Reinstatement Privilege excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

√

Shares acquired through NAV reinstatement.		√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A shares of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the fund's prospectus.

√
Shares converted from Class C into Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.	√

F. Death or Disability of Owner

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MFS North Carolina Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Shares sold on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√

G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√	√
H. Benefit Responsive Waivers for Retirement Accounts

Return of excess contributions from an IRA.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the sale is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√

I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund's prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances

Shares sold at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder's account will be adjusted by selling the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the amount of the shareholder's investment with the shareholder's existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus sales or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder's account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Other Important Information Regarding Transactions Through Edward Jones

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MFS North Carolina Municipal Bond Fund

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to sell at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

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MFS North Carolina Municipal Bond Fund

Financial Intermediary Category VIII

Eligible Accounts: Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

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MFS North Carolina Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

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MFS North Carolina Municipal Bond Fund

Financial Intermediary Category IX

Eligible Accounts: Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-21

MFS North Carolina Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-22

MFS North Carolina Municipal Bond Fund

Financial Intermediary Category X

Eligible Accounts: Accounts Investing in Shares through a J.P. Morgan Securities LLC Platform or Account Maintained at an Omnibus Level by J.P. Morgan Securities LLC with the Fund

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Transactions between Share Classes

Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

√

A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

√
B. Retirement Plans

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

√
C. J.P. Morgan Securities LLC Self-Directed Investing accounts
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.	√
D. Reinstatement Privilege
Shares purchased through rights of reinstatement.	√
Shares acquired through a right of reinstatement.		√	√
E. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).	√
F. Employees/Registered Representatives of J.P. Morgan Securities LLC
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.	√
G. Death or Disability of Owner
Shares sold upon the death or disability of the shareholder.		√	√
H. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
I. Benefit Responsive Waivers for Retirement Accounts
Shares purchased in connection with a return of excess contributions from an IRA account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

A-23

MFS North Carolina Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
J. Large Purchases
Breakpoints as described in the prospectus.	√
K. Rights of Accumulation

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

√
L. Letters of Intent
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).	√

A-24

MFS North Carolina Municipal Bond Fund

Financial Intermediary Category XI

Eligible Accounts: Accounts Investing in Shares through a Stifel Platform or Account Maintained at an Omnibus Level by Stifel with the Fund

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Stifel continually looks to provide its clients with the lowest cost share class available based on account type. Stifel reserves the right and you consent to the conversion of shares to the lowest cost share class available at Stifel if such share class becomes available or upon transfer of shares into an advisory program.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Front-end sales charge waivers on Class A shares available at Stifel

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date pursuant to Stifel’s policies and procedures. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to the conversion of Class C shares following a shorter holding period, that waiver will apply.

√

Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.	√
Shares purchased in an Stifel fee-based advisory program (often referred to as a “wrap” program).	√

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund or other fund within the MFS fund family.	√

Shares purchased from the proceeds of redemptions within the MFS fund family provided the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.

√

Shares from rollovers into Stifel from retirement plans to IRAs.	√

Purchases of 529 Plans through a rollover from another 529 plan.	√
Purchases of 529 Plans made for reinvestment of refunded amounts.	√

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to MFS, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the applicable fund’s prospectus.

√

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
B. CDSC Waivers on Class A and Class C Shares
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.		√	√
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.		√	√

A-25

MFS North Carolina Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√
Shares acquired through a right of reinstatement.		√	√
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.		√	√
Shares exchanged or sold in a Stifel fee-based program.		√	√

C. Rights of Accumulation (ROA)

ROA that entitles shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the MFS fund family held by accounts within the purchaser’s household at Stifel. Ineligible assets include holdings of MFS U.S. Government Money Market Fund and Class A shares of MFS U.S. Government Cash Reserve Fund, which do not assess a front-end sales charge. Eligible assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

√

A-26

MFS North Carolina Municipal Bond Fund

MFS North Carolina Municipal Bond Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS North Carolina Municipal Bond Fund, the following documents are available free upon request:

Annual/Semiannual Reports and Form N-CSR Filings. The fund’s annual and semiannual shareholder reports and Form N-CSR contain information about the fund’s actual investments. Annual shareholder reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year. Form N-CSR includes the fund’s annual and semiannual financial statements.

Statement of Additional Information (SAI). The SAI, dated July 29, 2025, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the SAI, annual/semiannual shareholder reports, fund financial statements, and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4096.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 801 Pennsylvania Avenue Kansas City, MO 64105-1307

July 29, 2025

PROSPECTUS

MFS® Pennsylvania Municipal Bond Fund

The investment objective of the fund is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Pennsylvania, but also considering capital appreciation.

CLASS	TICKER SYMBOL
Class A	MFPAX
Class B	MBPAX
Class I	MPALX
Class R6	MPPAX

The U.S. Securities and Exchange Commission (the SEC) has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

MPA-PRO-072925

MFS Pennsylvania Municipal Bond Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Pennsylvania, but also considering capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A	B	I	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	I	R6
Management Fee	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.25%	0.25%	0.25%	0.18%
Total Annual Fund Operating Expenses	0.95%	1.70%	0.70%	0.63%
Fee Reductions and/or Expense Reimbursements[1]	(0.26)%	(0.26)%	(0.11)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.69%	1.44%	0.59%	0.52%

# This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1 Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS Fund Distributors, Inc. (MFD), has agreed in writing to waive the Class A and Class B service fee to 0.10% of each class' average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.69% of the class' average daily net assets annually for Class A shares, 1.44% of the class' average daily net assets annually for Class B shares, 0.59% of the class' average daily net assets annually for Class I shares, and 0.52% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

2

MFS Pennsylvania Municipal Bond Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$492	$690	$904	$1,519
Class B Shares assuming[1]
redemption at end of period	$547	$810	$1,099	$1,787
no redemption at end of period	$147	$510	$899	$1,787
Class I Shares	$60	$213	$379	$860
Class R6 Shares	$53	$191	$340	$776

1 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax and personal income tax, if any, of Pennsylvania. However, interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax. MFS may also invest the fund's assets in taxable instruments, including municipal instruments of other states.

MFS invests a significant percentage of the fund’s assets in municipal instruments of Pennsylvania.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest 25% or more of the fund’s assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from U.S. federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, inverse floating rate instruments, and swaps.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative screening tools that systematically evaluate instruments may also be considered. In structuring the fund, MFS also considers top-down factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic

3

MFS Pennsylvania Municipal Bond Fund

stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Focus Risk: The fund’s performance will be closely tied to the economic, political, environmental, and public health conditions in Pennsylvania, and can be more volatile than the performance of a more geographically diversified fund. In addition, the fund's performance can also be tied to the economic and political conditions of other states and U.S. territories and possessions in which the fund is invested. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in the state, other states, or U.S. territories and possessions.

If MFS invests a significant percentage of the fund's assets in a single issuer or small number of issuers, the fund’s performance could be more volatile than the performance of more diversified funds.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart. The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

4

MFS Pennsylvania Municipal Bond Fund

The total return for the six-month period ended June 30, 2025, was (1.28)%. During the period(s) shown in the bar chart, the highest quarterly return was 7.70% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (5.79)% (for the calendar quarter ended March 31, 2022).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2024)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	(1.76)%	(0.19)%	1.71%
I Shares	3.08%	1.03%	2.41%
R6 Shares	3.14%	1.08%	2.46%
A Shares	(1.28)%	0.07%	1.87%
Returns After Taxes on Distributions
A Shares	(1.31)%	0.04%	1.85%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	0.51%	0.65%	2.12%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Michael Dawson	1999	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 801 Pennsylvania Avenue, Kansas City, MO 64105-1307), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Taxes

The fund intends to distribute income that is exempt from U.S. federal income tax, but may be subject to U.S. federal alternative minimum tax. A portion of the fund’s distributions may be subject to U.S. federal income tax.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Pennsylvania, but also considering

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capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax and personal income tax, if any, of Pennsylvania. This policy may not be changed without shareholder approval. Interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax. MFS may also invest the fund's assets in taxable instruments, including municipal instruments of other states.

MFS invests a significant percentage of the fund’s assets in municipal instruments of Pennsylvania.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest 25% or more of the fund’s assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from U.S. federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, an issuer's governance structure and practices, social issues such as health and safety considerations, and environmental issues such as climate change impact, energy sources, and water and waste management. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Investment Types

The principal investment types in which the fund may invest are:

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Municipal Instruments: Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local governments, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as insurance, letters of credit, or guarantees. Many municipal instruments are supported by insurance, which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, interest rate, credit rating, commodity, volatility measure, or index. Derivatives involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, inverse floating rate instruments, swaps, and certain complex structured securities.

Principal Risks

The yield and share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund's portfolio, market conditions, and other

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factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not work as expected or produce the intended results. In addition, MFS or the fund's other service providers may experience disruptions or operating errors that could negatively impact the fund.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally. Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of new technologies (such as artificial intelligence); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

Interest Rate Risk: The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, general economic and market conditions, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Inflationary price movements may cause fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities or durations, or that do not pay current interest. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Fluctuations in the market price of fixed-rate instruments held by the fund may not affect interest income derived from those instruments, but may nonetheless affect the fund's share price, especially if an instrument has a longer maturity or duration and is therefore more sensitive to changes in interest rates.

Credit Risk: The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including mortgage-backed securities and other securitized instruments and some municipal instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Focus Risk: The fund’s performance will be closely tied to issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions in Pennsylvania, and can be more volatile than the performance of a more geographically diversified fund. In addition, the fund's performance can also be tied to these conditions in other states and U.S. territories and possessions in which the fund is invested. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in Pennsylvania, other states, or U.S. territories and possessions. With the cessation of COVID-19

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MFS Pennsylvania Municipal Bond Fund

pandemic, the Commonwealth is projecting substantial and growing outyear budget deficits. Certain municipalities within the Commonwealth have also encountered and continue to have financial stability issues. A prolonged increase in unemployment or a significant decline in the local and/or national economies could result in decreased tax revenues.

In the past several years, Puerto Rico and its instrumentalities have faced severe fiscal and economic crises. Puerto Rico and its instrumentalities have defaulted on multiple debt obligations in recent years, and certain issuers of Puerto Rico municipal instruments have filed for bankruptcy. Such developments, along with the general fiscal and economic crises in Puerto Rico, could significantly adversely affect the price of Puerto Rican municipal instruments. The outcome of the debt restructurings of certain issuers of Puerto Rico municipal instruments is uncertain and could adversely affect the fund. The credit ratings for U.S. Virgin Island municipal instruments have been downgraded in recent years as a result of the U.S. Virgin Islands' weak financial position and liquidity, and certain rating agencies have withdrawn the credit ratings for certain U.S. Virgin Island municipal instruments. The general fiscal and economic difficulties of the U.S. Virgin Islands could significantly affect the price of U.S. Virgin Island municipal instruments. The economy of Guam is heavily dependent on tourism and the U.S. military. A significant decline in the fiscal and economic conditions in Puerto Rico, the U.S. Virgin Islands, and Guam could result in decreased tax revenues and could significantly affect the price of municipal instruments for these U.S. territories.

If MFS invests a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance will be affected by economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that impact that one issuer or issuers, could be closely tied to the value of that issuer or issuers, and could be more volatile than the performance of more diversified funds.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, market and economic conditions and developments, issuer, industry-specific and other conditions, including as the result of events that cannot be reasonably anticipated or controlled such as social conflict or unrest, labor disruption and natural disasters. Municipal instruments can be less liquid than other types of investments and there may be less publicly available information about the issuers of municipal instruments compared to other issuers. If the Internal Revenue Service (the IRS) or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. Factors contributing to the economic stress on municipal issuers may include a decrease in revenues supporting the issuer's bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Prepayment/Extension Risk: Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate debt instruments, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including

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trading halts, sanctions, or wars. Investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment may also adversely affect liquidity. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund. In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors' interests in the fund. The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk:  From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make (individually or collectively) relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. The effects of taxable income and/or gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income rate for shareholders who hold fund shares in a taxable vehicle. In addition, a large redemption could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would. A number of circumstances may cause the fund to experience large redemptions or purchases, such as changes in the eligibility criteria for the fund or a share class of the fund; liquidations, reorganizations, repositionings, or other announced fund events; or changes in investment objectives, strategies, policies, risks or investment personnel.

Other Investment Strategies and Risks

Active and Frequent Trading: MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies. Frequent trading may increase transaction costs, which can reduce the fund's return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Operational and Cybersecurity Risk: The fund and its service providers, and your ability to transact with the fund, may be negatively impacted due to operational matters arising from, among other issues, human errors, systems and technology disruptions or failures, fraudulent activities, or cybersecurity incidents. Operational issues and cybersecurity incidents may cause the fund or its service providers, as well as securities trading venues and other market participants, to suffer data corruption and/or lose operational functionality, and could, among other things, interfere with the processing of shareholder transactions, impair the ability to calculate the fund's net asset value per share, impede trading of portfolio securities, and result in the theft, misuse, and/or improper release of confidential information relating to the fund or its shareholders. Such operational issues and cybersecurity incidents may result in losses to the fund and its shareholders. Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. In addition, the rapid development and increasingly widespread use of new technologies, including machine learning technology and generative models could exacerbate these risks. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the fund and its service providers to plan for or respond to a cyberattack. Information relating to the Fund’s investments is delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.
Temporary Defensive Strategy: In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks: Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended March 31, 2025, the fund paid MFS an effective management fee equal to 0.44% of the fund’s average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.45% of the fund’s average daily net assets annually.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the fund's average daily net assets.

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MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.69% of the class' average daily net assets annually for Class A shares, 1.44% of the class' average daily net assets annually for Class B shares, 0.59% of the class' average daily net assets annually for Class I shares, and 0.52% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s Form N-CSR filed with the SEC for the period ended September 30, 2024, and in the related financial statements posted online at funds.mfs.com.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $619 billion as of May 31, 2025.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund's name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Michael Dawson	Portfolio Manager	Employed in the investment area of MFS since 1998

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class I, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A and Class B shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

• certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

• defined benefit retirement plans, endowments, or foundations;

• bank trust departments or law firms acting as trustee or manager for trust accounts;

• investors who purchase shares through asset-based fee programs available through financial intermediaries;

• employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law; and

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• trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A or Class B shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor's account. (Please see "Conversion Among Share Classes" below.)

Class R6 shares generally are available only to the following eligible investors:

• eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level ("Employer Retirement Plans"));

• health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

• investment companies distributed by MFD;

• endowments and foundations, local, city, and state agencies (or entities acting on their behalf);

• funded welfare benefit plans (e.g., Voluntary Employees' Beneficiary Association (VEBA) and Other Post-Employment Benefits (OPEB) plans);

• unaffiliated registered investment companies;

• collective investment trusts;

• investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs;

• Section 529 tuition plans that have entered into an agreement with MFD to purchase Class R6 shares; and

• MFS Development Funds, LLC, pooled investment vehicles established by MFS for the purpose of establishing a performance record to enable MFS and its subsidiaries to offer such vehicle’s investment style to clients.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any.

Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A or Class B shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD. If your Class A or Class B shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares. Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A or Class B shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for U.S. federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A or Class B shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Further details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares. You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

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	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 or more	None	None

* Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $250,000 or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares. Class B shares are not subject to an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class I Shares. Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R6 Shares. Eligible investors may purchase Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC. As discussed above, certain investments in Class A and Class B shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A and Class B shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class' 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate. MFD has agreed in writing to waive the Class A and Class B service fee to 0.10% of each class' average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2026.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I or Class R6 shares.

Financial Intermediary Compensation

The term "financial intermediary" refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries receive up-front commissions of up to the following percentage amount(s) for sales of the following share class(es):

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	4.25%
Class B	3.75%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the "Fees and Expenses" table in the fund's prospectus. MFD compensates financial intermediaries based on

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MFS Pennsylvania Municipal Bond Fund

criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary's preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary. In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary's representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary's distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund's purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of the fund through a retirement account, Section 529 tuition plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration. You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Class A and Class B Shares. You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases, you will not be able to purchase Class B shares. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares that would otherwise exceed the total account value limitation of $99,999 under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I and Class R6 Shares. You can establish an account through your financial intermediary or by contacting MFSC directly. You can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

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MFS Pennsylvania Municipal Bond Fund

Additional Purchases Directly Through MFSC.

• Mail. You may purchase additional shares by mailing a check with your investment instructions to MFSC.

• Telephone. You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application. Purchases via telephone are not available for certain types of accounts.

• Internet. You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R6 shares and certain types of accounts.

• Wire. To purchase additional shares by wire, call MFSC for instructions.

• Automatic Investment Plan. You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary. You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC's Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House. However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected. Receiving and collecting payment can take up to seven business days after a purchase. You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit. The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

• Mail. To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

• Telephone. If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

• Internet. If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R6 shares and certain types of accounts.

• Systematic Withdrawal Plan (not available for Class R6 shares). If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic

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MFS Pennsylvania Municipal Bond Fund

Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan). Please contact MFSC or your financial intermediary for details.

• Checkwriting. You may redeem your Class A shares by writing checks against your account. There is no charge for this service. You must elect this privilege on your account application to use this service. Shares in your account equal in value to the amount of the check plus the applicable CDSC (if any) and any income tax required to be withheld (if any), are redeemed to cover the amount of the check. If your account value is not great enough to cover these amounts, your check will be dishonored. Checkwriting is not available for all accounts.

Redeeming Through Your Financial Intermediary. You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation. If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates. If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions. Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, or Class I shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions. Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder's account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege. You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R6 shares). If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC's judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks. To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., disruptive frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient

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MFS Pennsylvania Municipal Bond Fund

management of the fund's portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Frequent Trading. The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $25,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to Section 529 tuition plans and MFS money market funds, or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations). MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $26,000 from the fund into two other MFS funds, by exchanging $13,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $25,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders. For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself. Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections, or cancellations imposed on the account. If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections, or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections, or cancellations imposed on the omnibus account. Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading. Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy. You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership, control, or influence. Any or all of these parameters (including those not listed) may change at any time. If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading that is disruptive to a fund. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If disruptive frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary. In reviewing trading activity, MFSC may determine that certain transactions entered into for legitimate purposes do not represent frequent trading activity that is disruptive to a fund.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts. MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors. MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries. There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

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MFS Pennsylvania Municipal Bond Fund

Other Considerations

Unauthorized Transactions. MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC. Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cybersecurity incident).

Unclaimed Accounts and Uncashed Checks. If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state's abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the IRS considers the transfer a taxable distribution subject to U.S. federal income tax withholding and reporting. The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions. U.S. law requires the fund to implement policies and procedures reasonably designed to prevent, detect, and report money laundering and other illegal activity. The fund, consistent with applicable U.S. law, may redeem your shares and close your account; suspend, restrict, or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if MFSC is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements. Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund's assets are traded in other markets on days when the fund does not price its shares, the value of the fund's assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments to MFS pursuant to the fund's valuation policy and procedures approved by the Board of Trustees. The Board of Trustees has designated MFS as the "valuation designee" of the fund. As valuation designee, MFS will determine the fair value, in good faith, of securities and other instruments held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply, and test fair value methodologies, and oversee and evaluate pricing services used in valuing the fund's investments. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with the fair valuation policy and procedures adopted by MFS.

Under the fund's valuation policy and procedures, market quotations are not considered to be readily available for debt instruments and many types of derivatives. These investments are generally valued at fair value as determined by MFS based on information from third-party pricing services or otherwise determined by MFS in accordance with its fair valuation policy and procedures. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads, and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but the fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost, and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an

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MFS Pennsylvania Municipal Bond Fund

investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare a dividend daily and to pay any dividends to shareholders at least monthly.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, and Class I shares:

• Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

• Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

• Dividend and capital gain distributions in cash; or

• Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R6 shares can only be reinvested in additional shares of the fund, except (i) certain institutional shareholders, (ii) shareholders who purchase shares through brokerage programs of certain financial intermediaries, and (iii) shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible U.S. federal, state, and local and non-U.S. taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts such as retirement plans or by shareholders that are not "United States persons" under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

The fund expects to distribute substantially all of its income and gains annually. You may receive three different types of distributions from the fund: exempt-interest dividends; ordinary dividends; and capital gain dividends. Most distributions will be exempt-interest dividends, which are exempt from U.S. federal income tax. Ordinary dividends are normally subject to U.S. federal income tax at ordinary income tax rates. (The fund does not expect any distributions to be treated as qualified dividend income, which is taxed to individuals at reduced rates.) Distributions designated as capital gain dividends are taxable as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Any taxes that you pay on a distribution will be the same whether you receive the distribution in cash or have it reinvested in additional shares of the fund. If you buy shares when a fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution if you continue to hold the shares through that distribution’s record date.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

The fund's investments in derivatives may subject the fund to special tax rules that can affect the amount, timing or character of fund income and distributions to shareholders. The fund’s investments in certain debt instruments may cause the fund to recognize income in excess of the cash generated by such instruments. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the fund may have on the U.S. federal taxation of your benefits. In addition, an investment in the fund may result in liability for U.S. federal alternative minimum tax for individual shareholders.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates, and trusts to the extent their income exceeds certain threshold amounts.

The IRS Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for U.S. federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form is available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

State Tax Considerations. As long as the fund qualifies for treatment as a regulated investment company, it will not need to pay Massachusetts income or corporate excise tax.

The following discussion of state income tax considerations is very general and is directed at shareholders who are residents of Pennsylvania. In order for any portion of the fund’s distributions to be exempt from state personal income tax, the fund and its investments may have to meet certain requirements. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation.

For Pennsylvania personal income tax purposes, distributions (which are treated for these purposes as dividends) derived from interest on: (i) municipal obligations of the Commonwealth of Pennsylvania and political subdivisions thereof, and (ii) qualifying obligations issued by the United States and its territories and possessions are generally exempt from tax. Distributions (which are treated for these purposes as dividends) that are federally taxable as ordinary income or capital gains are generally subject to Pennsylvania personal income tax.

If you are not a resident of Pennsylvania, then your distributions from the fund, including exempt-interest dividends, will generally be subject to state income tax.

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MFS Pennsylvania Municipal Bond Fund

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Shareholder Reports and Summary Prospectuses

The fund produces shareholder reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual shareholder report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund's most recently completed fiscal year expressed as a percentage of a class' average net assets during the period. Annual fund operating expenses have not been adjusted to reflect the fund's current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on February 1, 1993, with the offering of Class A shares, and subsequently offered Class B shares on September 7, 1993, Class I shares on April 1, 2016, and Class R6 shares on August 1, 2017.

In the "Performance Table," performance for each of Class I and Class R6 shares includes the performance of the fund's Class A shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

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MFS Pennsylvania Municipal Bond Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is filed with the SEC on Form N-CSR and is available online at funds.mfs.com and upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

	Year ended
Class A	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.52	$9.55	$10.05	$10.60	$10.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.30	$0.25	$0.21	$0.27
Net realized and unrealized gain (loss)	(0.09)	(0.02)	(0.49)	(0.55)	0.36
Total from investment operations	$0.22	$0.28	$(0.24)	$(0.34)	$0.63
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.31)	$(0.26)	$(0.21)	$(0.27)
Net asset value, end of period (x)	$9.43	$9.52	$9.55	$10.05	$10.60
Total return (%) (r)(s)(t)(x)	2.34	3.01	(2.31)	(3.29)	6.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	0.95	0.93	0.91	0.92
Expenses after expense reductions (f)	0.69	0.69	0.69	0.71	0.76
Net investment income (loss)	3.26	3.18	2.65	2.02	2.55
Portfolio turnover rate	19	19	29	19	28
Net assets at end of period (000 omitted)	$108,801	$110,625	$113,427	$132,466	$137,727

	Year ended
Class B	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.54	$9.57	$10.07	$10.62	$10.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.23	$0.18	$0.14	$0.19
Net realized and unrealized gain (loss)	(0.09)	(0.02)	(0.49)	(0.56)	0.35
Total from investment operations	$0.15	$0.21	$(0.31)	$(0.42)	$0.54
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.24)	$(0.19)	$(0.13)	$(0.19)
Net asset value, end of period (x)	$9.45	$9.54	$9.57	$10.07	$10.62
Total return (%) (r)(s)(t)(x)	1.59	2.24	(3.03)	(4.00)	5.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	1.70	1.68	1.66	1.67
Expenses after expense reductions (f)	1.44	1.44	1.44	1.46	1.51
Net investment income (loss)	2.51	2.43	1.89	1.27	1.86
Portfolio turnover rate	19	19	29	19	28
Net assets at end of period (000 omitted)	$166	$288	$414	$577	$851

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MFS Pennsylvania Municipal Bond Fund

	Year ended
Class I	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.07	$9.10	$9.57	$10.09	$9.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.29	$0.25	$0.21	$0.26
Net realized and unrealized gain (loss)	(0.09)	(0.02)	(0.46)	(0.52)	0.34
Total from investment operations	$0.22	$0.27	$(0.21)	$(0.31)	$0.60
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.30)	$(0.26)	$(0.21)	$(0.27)
Net asset value, end of period (x)	$8.98	$9.07	$9.10	$9.57	$10.09
Total return (%) (r)(s)(t)(x)	2.39	3.09	(2.15)	(3.16)	6.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	0.70	0.68	0.66	0.67
Expenses after expense reductions (f)	0.59	0.59	0.59	0.61	0.66
Net investment income (loss)	3.36	3.27	2.74	2.11	2.64
Portfolio turnover rate	19	19	29	19	28
Net assets at end of period (000 omitted)	$35,386	$31,002	$31,571	$37,530	$32,103

	Year ended
Class R6	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.07	$9.10	$9.58	$10.10	$9.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.30	$0.26	$0.22	$0.27
Net realized and unrealized gain (loss)	(0.08)	(0.02)	(0.48)	(0.52)	0.34
Total from investment operations	$0.23	$0.28	$(0.22)	$(0.30)	$0.61
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.31)	$(0.26)	$(0.22)	$(0.27)
Net asset value, end of period (x)	$8.99	$9.07	$9.10	$9.58	$10.10
Total return (%) (r)(s)(t)(x)	2.58	3.16	(2.19)	(3.09)	6.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	0.63	0.61	0.59	0.60
Expenses after expense reductions (f)	0.52	0.52	0.52	0.54	0.59
Net investment income (loss)	3.42	3.34	2.83	2.18	2.71
Portfolio turnover rate	19	19	29	19	28
Net assets at end of period (000 omitted)	$21,375	$20,268	$20,702	$20,559	$15,830

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

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MFS Pennsylvania Municipal Bond Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary. The following Categories of waivers and reductions apply:

• Merrill Lynch (Merrill) – If Merrill is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill with the fund, Category II waivers apply.

• Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

• Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

• Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

• Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

• Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

• D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

• Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

• J.P. Morgan Securities LLC – If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.

• Stifel, Nicolaus & Company, Incorporated (Stifel) – If you are invested in shares of the fund through an applicable Stifel brokerage account, Category XI waivers apply.

• All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – XI.

Not all MFS funds offer each share class. In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund or MFS U.S. Government Cash Reserve Fund into Class A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

• the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

• the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

• the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of FINRA.

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

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MFS Pennsylvania Municipal Bond Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts: Accounts that are not Eligible for Financial Intermediary Categories II – XI

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs; the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees), and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers, and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√

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MFS Pennsylvania Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class C shares to Class A shares of the same fund.	√	√

In connection with a conversion from Class C shares to Class A shares of the same fund if the shareholder's financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived for purchases in excess of the maximum breakpoint amount described under "Description of Share Classes – Sales Charges and Waivers and Reductions" in the fund's prospectus.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

√

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MFS Pennsylvania Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
O. Miscellaneous

In connection with settlements reached between certain broker/dealers and FINRA, the SEC, and/or other regulatory bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the fund and concurrently purchase Class A shares without paying an initial sales charge.

	√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund's prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Nationwide Financial Services, Inc.; GWFS Equities, Inc.; E*TRADE Securities LLC; and Nationwide Securities LLC.

	√	√

Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√

In connection with a direct rollover of units from the MFS 529 Savings Plan to a Roth IRA held directly with MFSC pursuant to Section 126 of the SECURE 2.0 Act. Transfers of holdings of MFS Funds to a Roth IRA held with a brokerage firm or other financial intermediary and not established through MFSC are subject to the policies of such brokerage firm or financial intermediary which may differ with respect to such rollovers.

√

B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP, or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability, or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement, and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in U.S. Treasury Department Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA, or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

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MFS Pennsylvania Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for shareholders with an LOI entered into prior to February 1, 2023, with a $1 million commitment) and investments in the MFS 529 Savings Plan. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder's name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder's order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds and/or any investments in the MFS 529 Savings Plan, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

• Individual accounts;

• Joint accounts;

• Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

• Certain single-participant retirement plan accounts;

• Certain Individual Retirement Accounts;

• Uniform Gifts/Transfers to Minor Acts accounts; and

• Accounts held in the name of your financial intermediary on your behalf.

In addition to the accounts set forth above which are eligible for linking, you may also combine any of your investments in the MFS 529 Savings Plan for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA and of any investments you have in the MFS 529 Savings Plan that are also able to be counted for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds and of any investments in the MFS 529 Savings Plan that you believe are eligible to be counted under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds and investments in the MFS 529 Savings Plan that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined (including any MFS 529 Savings Plan investments) when transmitting your purchase order to the fund.

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MFS Pennsylvania Municipal Bond Fund

Group Purchases. A bona fide group and all its members may be treated at MFD's discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A or Class A1 shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD. Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege. With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

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MFS Pennsylvania Municipal Bond Fund

Financial Intermediary Category II

Eligible Accounts: Accounts with Merrill Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill with the Fund

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end or contingent deferred) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end and Level Load Shares Available at Merrill

Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of

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MFS Pennsylvania Municipal Bond Fund

mutual fund family assets held in accounts in their Merrill Household

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

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MFS Pennsylvania Municipal Bond Fund

Financial Intermediary Category III

Eligible Accounts: Accounts Investing in Shares of the Fund with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible only for the following front-end sales charge waivers (“ISC”) or contingent deferred sales charge (“CDSC”) waivers, as applicable, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (“ROA”) and Letter of Intent (“LOI”) programs) as described elsewhere in the fund's prospectus or SAI.

Sales Charge Waived

Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the same fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to an ISC or CDSC.

	√	√	√
D. Retirement Plans

Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions Between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√
F. Death or Disability of Owner
Redemptions due to the death or disability of the shareholder.		√	√
G. Systematic Withdrawals

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MFS Pennsylvania Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC

Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Redemptions made in connection with a return of excess contributions from an IRA account.		√	√
Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

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MFS Pennsylvania Municipal Bond Fund

Financial Intermediary Category IV

Eligible Accounts: Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund's prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

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MFS Pennsylvania Municipal Bond Fund

Financial Intermediary Category V

Eligible Accounts: Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. In all instances, it is the purchaser's responsibility to notify the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. As described elsewhere in the fund's prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund's prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

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MFS Pennsylvania Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

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MFS Pennsylvania Municipal Bond Fund

Financial Intermediary Category VI

Eligible Accounts: Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

A-14

MFS Pennsylvania Municipal Bond Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA). ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder's household at Janney. Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI). LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-15

MFS Pennsylvania Municipal Bond Fund

Financial Intermediary Category VII

Eligible Accounts: Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the fund's prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds, or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these breakpoints and waivers.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√

Shares exchanged in an Edward Jones fee-based program.	√	√	√	√

B. Dividend and Distribution Reinvestment

Shares purchased within the MFS fund family through reinvestment of capital gains and dividend distributions.	√

C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and other shareholders who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones' policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and one of the following applies: (a) the sale and purchase occur in the same account or (b) the sale proceeds are used to process an individual retirement account (“IRA”) contribution, excess contributions, conversion, recharacterization of contributions, or distribution, and the purchase is done in an account within the same pricing group (as determined by Edward Jones under its policies and procedures).

The Reinstatement Privilege excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

√

Shares acquired through NAV reinstatement.		√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A shares of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the fund's prospectus.

√
Shares converted from Class C into Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.	√

F. Death or Disability of Owner

A-16

MFS Pennsylvania Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Shares sold on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√

G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√	√
H. Benefit Responsive Waivers for Retirement Accounts

Return of excess contributions from an IRA.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the sale is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√

I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund's prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances

Shares sold at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder's account will be adjusted by selling the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the amount of the shareholder's investment with the shareholder's existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus sales or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder's account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Other Important Information Regarding Transactions Through Edward Jones

A-17

MFS Pennsylvania Municipal Bond Fund

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to sell at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

A-18

MFS Pennsylvania Municipal Bond Fund

Financial Intermediary Category VIII

Eligible Accounts: Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

A-19

MFS Pennsylvania Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-20

MFS Pennsylvania Municipal Bond Fund

Financial Intermediary Category IX

Eligible Accounts: Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-21

MFS Pennsylvania Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-22

MFS Pennsylvania Municipal Bond Fund

Financial Intermediary Category X

Eligible Accounts: Accounts Investing in Shares through a J.P. Morgan Securities LLC Platform or Account Maintained at an Omnibus Level by J.P. Morgan Securities LLC with the Fund

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Transactions between Share Classes

Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

√

A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

√
B. Retirement Plans

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

√
C. J.P. Morgan Securities LLC Self-Directed Investing accounts
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.	√
D. Reinstatement Privilege
Shares purchased through rights of reinstatement.	√
Shares acquired through a right of reinstatement.		√	√
E. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).	√
F. Employees/Registered Representatives of J.P. Morgan Securities LLC
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.	√
G. Death or Disability of Owner
Shares sold upon the death or disability of the shareholder.		√	√
H. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
I. Benefit Responsive Waivers for Retirement Accounts
Shares purchased in connection with a return of excess contributions from an IRA account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

A-23

MFS Pennsylvania Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
J. Large Purchases
Breakpoints as described in the prospectus.	√
K. Rights of Accumulation

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

√
L. Letters of Intent
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).	√

A-24

MFS Pennsylvania Municipal Bond Fund

Financial Intermediary Category XI

Eligible Accounts: Accounts Investing in Shares through a Stifel Platform or Account Maintained at an Omnibus Level by Stifel with the Fund

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Stifel continually looks to provide its clients with the lowest cost share class available based on account type. Stifel reserves the right and you consent to the conversion of shares to the lowest cost share class available at Stifel if such share class becomes available or upon transfer of shares into an advisory program.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Front-end sales charge waivers on Class A shares available at Stifel

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date pursuant to Stifel’s policies and procedures. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to the conversion of Class C shares following a shorter holding period, that waiver will apply.

√

Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.	√
Shares purchased in an Stifel fee-based advisory program (often referred to as a “wrap” program).	√

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund or other fund within the MFS fund family.	√

Shares purchased from the proceeds of redemptions within the MFS fund family provided the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.

√

Shares from rollovers into Stifel from retirement plans to IRAs.	√

Purchases of 529 Plans through a rollover from another 529 plan.	√
Purchases of 529 Plans made for reinvestment of refunded amounts.	√

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to MFS, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the applicable fund’s prospectus.

√

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
B. CDSC Waivers on Class A and Class C Shares
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.		√	√
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.		√	√

A-25

MFS Pennsylvania Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√
Shares acquired through a right of reinstatement.		√	√
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.		√	√
Shares exchanged or sold in a Stifel fee-based program.		√	√

C. Rights of Accumulation (ROA)

ROA that entitles shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the MFS fund family held by accounts within the purchaser’s household at Stifel. Ineligible assets include holdings of MFS U.S. Government Money Market Fund and Class A shares of MFS U.S. Government Cash Reserve Fund, which do not assess a front-end sales charge. Eligible assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

√

A-26

MFS Pennsylvania Municipal Bond Fund

MFS Pennsylvania Municipal Bond Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Pennsylvania Municipal Bond Fund, the following documents are available free upon request:

Annual/Semiannual Reports and Form N-CSR Filings. The fund’s annual and semiannual shareholder reports and Form N-CSR contain information about the fund’s actual investments. Annual shareholder reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year. Form N-CSR includes the fund’s annual and semiannual financial statements.

Statement of Additional Information (SAI). The SAI, dated July 29, 2025, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the SAI, annual/semiannual shareholder reports, fund financial statements, and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4096.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 801 Pennsylvania Avenue Kansas City, MO 64105-1307

July 29, 2025

PROSPECTUS

MFS® South Carolina Municipal Bond Fund

The investment objective of the fund is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of South Carolina, but also considering capital appreciation.

CLASS	TICKER SYMBOL
Class A	MFSCX
Class B	MBSCX
Class I	MTSCX
Class R6	MPOCX

The U.S. Securities and Exchange Commission (the SEC) has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

MSC-PRO-072925

MFS South Carolina Municipal Bond Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of South Carolina, but also considering capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 12 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A	B	I	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	I	R6
Management Fee	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.21%	0.21%	0.21%	0.14%
Total Annual Fund Operating Expenses	0.91%	1.66%	0.66%	0.59%
Fee Reductions and/or Expense Reimbursements[1]	(0.07)%	(0.07)%	(0.07)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.84%	1.59%	0.59%	0.53%

# This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1 Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.84% of the class' average daily net assets annually for Class A shares, 1.59% of the class' average daily net assets annually for Class B shares, 0.59% of the class' average daily net assets annually for Class I shares, and 0.53% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2026.

2

MFS South Carolina Municipal Bond Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$507	$696	$901	$1,491
Class B Shares assuming[1]
redemption at end of period	$562	$817	$1,096	$1,760
no redemption at end of period	$162	$517	$896	$1,760
Class I Shares	$60	$204	$361	$816
Class R6 Shares	$54	$183	$323	$732

1 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax and personal income tax, if any, of South Carolina. However, interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax. MFS may also invest the fund's assets in taxable instruments, including municipal instruments of other states.

MFS invests a significant percentage of the fund’s assets in municipal instruments of South Carolina.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest 25% or more of the fund’s assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from U.S. federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, inverse floating rate instruments, and swaps.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative screening tools that systematically evaluate instruments may also be considered. In structuring the fund, MFS also considers top-down factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic

3

MFS South Carolina Municipal Bond Fund

stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Focus Risk: The fund’s performance will be closely tied to the economic, political, environmental, and public health conditions in South Carolina, and can be more volatile than the performance of a more geographically diversified fund. In addition, the fund's performance can also be tied to the economic and political conditions of other states and U.S. territories and possessions in which the fund is invested. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in the state, other states, or U.S. territories and possessions.

If MFS invests a significant percentage of the fund's assets in a single issuer or small number of issuers, the fund’s performance could be more volatile than the performance of more diversified funds.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart. The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

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MFS South Carolina Municipal Bond Fund

The total return for the six-month period ended June 30, 2025, was (1.74)%. During the period(s) shown in the bar chart, the highest quarterly return was 8.53% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (6.09)% (for the calendar quarter ended March 31, 2022).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2024)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	(2.51)%	(0.59)%	1.12%
I Shares	2.48%	0.76%	1.99%
R6 Shares	2.54%	0.82%	2.02%
A Shares	(2.13)%	(0.35)%	1.29%
Returns After Taxes on Distributions
A Shares	(2.16)%	(0.37)%	1.27%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	(0.07)%	0.26%	1.58%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Michael Dawson	1999	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 801 Pennsylvania Avenue, Kansas City, MO 64105-1307), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Taxes

The fund intends to distribute income that is exempt from U.S. federal income tax, but may be subject to U.S. federal alternative minimum tax. A portion of the fund’s distributions may be subject to U.S. federal income tax.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of South Carolina, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by

5

MFS South Carolina Municipal Bond Fund

or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax and personal income tax, if any, of South Carolina. This policy may not be changed without shareholder approval. Interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax. MFS may also invest the fund's assets in taxable instruments, including municipal instruments of other states.

MFS invests a significant percentage of the fund’s assets in municipal instruments of South Carolina.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest 25% or more of the fund’s assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from U.S. federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, an issuer's governance structure and practices, social issues such as health and safety considerations, and environmental issues such as climate change impact, energy sources, and water and waste management. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Investment Types

The principal investment types in which the fund may invest are:

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Municipal Instruments: Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local governments, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as insurance, letters of credit, or guarantees. Many municipal instruments are supported by insurance, which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, interest rate, credit rating, commodity, volatility measure, or index. Derivatives involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, inverse floating rate instruments, swaps, and certain complex structured securities.

Principal Risks

The yield and share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund

6

MFS South Carolina Municipal Bond Fund

underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not work as expected or produce the intended results. In addition, MFS or the fund's other service providers may experience disruptions or operating errors that could negatively impact the fund.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally. Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of new technologies (such as artificial intelligence); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

Interest Rate Risk: The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, general economic and market conditions, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Inflationary price movements may cause fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities or durations, or that do not pay current interest. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Fluctuations in the market price of fixed-rate instruments held by the fund may not affect interest income derived from those instruments, but may nonetheless affect the fund's share price, especially if an instrument has a longer maturity or duration and is therefore more sensitive to changes in interest rates.

Credit Risk: The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including mortgage-backed securities and other securitized instruments and some municipal instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Focus Risk: The fund’s performance will be closely tied to issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions in South Carolina, and can be more volatile than the performance of a more geographically diversified fund. In addition, the fund's performance can also be tied to these conditions in other states and U.S. territories and possessions in which the fund is invested. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in South Carolina, other states, or U.S. territories and possessions. Specifically, the General Assembly has pushed for a number of tax reductions during the 2025 legislative cycle. With respect to individual income taxes, the State is in its third year of a stair-step reduction of the tax rate from 7%, currently down to 6.2%. Additionally, there is proposed legislation which would reduce the tax rate to 1.99% to the first $30,000 of income, and 5.39% for all income in excess of $30,000, so long as income tax collections grow annually by at least 5%.

7

MFS South Carolina Municipal Bond Fund

Additionally, with respect to manufacturing property taxes, the General Assembly passed an amendment in 2022 reducing the property tax assessment ratio from 10.5% to 6% for manufacturers, which was supported by property tax relief fund making the shortfall to local governments in the capped amount of $170 million. This cap was reached in 2025, which would have eliminated the rate reduction. Legislation was introduced to permanently increase the cap during the 2025 legislative session. Although the legislation failed to pass the General Assembly, the cap was ultimately increased via a budget proviso. The proviso increased the cap from $170 million to $300 million, and eliminated the hard cap, thereby prohibiting the effective manufacturer assessment ratio from reverting to 10.5%. Budget provisos must be adopted each year in order to remain effective. In addition, the South Carolina Code limits a local governing body’s ability to increase the millage rate imposed for property tax purposes from year to year to the extent of the increase in the average of the prior twelve monthly consumer price indices (CPI), plus the percentage increase in population for the previous year. However, given increases to population and CPI (2.95% for FY2025), cities, counties, and school districts will be permitted by statute to increase millage rates by anywhere between 2.95% and 20.70% for the 2025 tax year. In January 2025, the State received the results of an independent forensic audit investigating an $1.8 billion shortfall identified in the State’s 2022 Annual Comprehensive Financial Report. The investigation determined that the shortfall was an accounting error compounded over a number of years. Following the findings of the independent audit, the State Senate voted to remove the State Treasurer from office, but the State House of Representatives declined to take up the matter during the 2025 legislative session. A prolonged increase in unemployment or a significant decline in the local and/or national economies could result in decreased tax revenues.

In the past several years, Puerto Rico and its instrumentalities have faced severe fiscal and economic crises. Puerto Rico and its instrumentalities have defaulted on multiple debt obligations in recent years, and certain issuers of Puerto Rico municipal instruments have filed for bankruptcy. Such developments, along with the general fiscal and economic crises in Puerto Rico, could significantly adversely affect the price of Puerto Rican municipal instruments. The outcome of the debt restructurings of certain issuers of Puerto Rico municipal instruments is uncertain and could adversely affect the fund. The credit ratings for U.S. Virgin Island municipal instruments have been downgraded in recent years as a result of the U.S. Virgin Islands' weak financial position and liquidity, and certain rating agencies have withdrawn the credit ratings for certain U.S. Virgin Island municipal instruments. The general fiscal and economic difficulties of the U.S. Virgin Islands could significantly affect the price of U.S. Virgin Island municipal instruments. The economy of Guam is heavily dependent on tourism and the U.S. military. A significant decline in the fiscal and economic conditions in Puerto Rico, the U.S. Virgin Islands, and Guam could result in decreased tax revenues and could significantly affect the price of municipal instruments for these U.S. territories.

If MFS invests a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance will be affected by economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that impact that one issuer or issuers, could be closely tied to the value of that issuer or issuers, and could be more volatile than the performance of more diversified funds.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, market and economic conditions and developments, issuer, industry-specific and other conditions, including as the result of events that cannot be reasonably anticipated or controlled such as social conflict or unrest, labor disruption and natural disasters. Municipal instruments can be less liquid than other types of investments and there may be less publicly available information about the issuers of municipal instruments compared to other issuers. If the Internal Revenue Service (the IRS) or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. Factors contributing to the economic stress on municipal issuers may include a decrease in revenues supporting the issuer's bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Prepayment/Extension Risk: Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate debt instruments, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to

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MFS South Carolina Municipal Bond Fund

which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including trading halts, sanctions, or wars. Investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment may also adversely affect liquidity. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund. In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors' interests in the fund. The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make (individually or collectively) relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. The effects of taxable income and/or gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income rate for shareholders who hold fund shares in a taxable vehicle. In addition, a large redemption could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would. A number of circumstances may cause the fund to experience large redemptions or purchases, such as changes in the eligibility criteria for the fund or a share class of the fund; liquidations, reorganizations, repositionings, or other announced fund events; or changes in investment objectives, strategies, policies, risks or investment personnel.

Other Investment Strategies and Risks

Active and Frequent Trading: MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies. Frequent trading may increase transaction costs, which can reduce the fund's return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Operational and Cybersecurity Risk: The fund and its service providers, and your ability to transact with the fund, may be negatively impacted due to operational matters arising from, among other issues, human errors, systems and technology disruptions or failures, fraudulent activities, or cybersecurity incidents. Operational issues and cybersecurity incidents may cause the fund or its service providers, as well as securities trading venues and other market participants, to suffer data corruption and/or lose operational functionality, and could, among other things, interfere with the processing of shareholder transactions, impair the ability to calculate the fund's net asset value per share, impede trading of portfolio securities, and result in the theft, misuse, and/or improper release of confidential information relating to the fund or its shareholders. Such operational issues and cybersecurity incidents may result in losses to the fund and its shareholders. Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. In addition, the rapid development and increasingly widespread use of new technologies, including machine learning technology and generative models could exacerbate these risks. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the fund and its service providers to plan for or respond to a cyberattack. Information relating to the Fund’s investments is delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Temporary Defensive Strategy: In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks: Information about investment strategies and investment types not described in the prospectus and the risks associated with

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MFS South Carolina Municipal Bond Fund

those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended March 31, 2025, the fund paid MFS an effective management fee equal to 0.44% of the fund’s average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.45% of the fund’s average daily net assets annually.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the fund's average daily net assets.

MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.84% of the class' average daily net assets annually for Class A shares, 1.59% of the class' average daily net assets annually for Class B shares, 0.59% of the class' average daily net assets annually for Class I shares, and 0.53% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2026.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s Form N-CSR filed with the SEC for the period ended September 30, 2024, and in the related financial statements posted online at funds.mfs.com.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $619 billion as of May 31, 2025.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund's name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Michael Dawson	Portfolio Manager	Employed in the investment area of MFS since 1998

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class I, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

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MFS South Carolina Municipal Bond Fund

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A and Class B shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

• certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

• defined benefit retirement plans, endowments, or foundations;

• bank trust departments or law firms acting as trustee or manager for trust accounts;

• investors who purchase shares through asset-based fee programs available through financial intermediaries;

• employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law; and

• trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A or Class B shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor's account. (Please see "Conversion Among Share Classes" below.)

Class R6 shares generally are available only to the following eligible investors:

• eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level ("Employer Retirement Plans"));

• health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

• investment companies distributed by MFD;

• endowments and foundations, local, city, and state agencies (or entities acting on their behalf);

• funded welfare benefit plans (e.g., Voluntary Employees' Beneficiary Association (VEBA) and Other Post-Employment Benefits (OPEB) plans);

• unaffiliated registered investment companies;

• collective investment trusts;

• investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs;

• Section 529 tuition plans that have entered into an agreement with MFD to purchase Class R6 shares; and

• MFS Development Funds, LLC, pooled investment vehicles established by MFS for the purpose of establishing a performance record to enable MFS and its subsidiaries to offer such vehicle’s investment style to clients.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any.

Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A or Class B shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD. If your Class A or Class B shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares. Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A or Class B shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held

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MFS South Carolina Municipal Bond Fund

shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for U.S. federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A or Class B shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Further details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares. You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 or more	None	None

* Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $250,000 or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares. Class B shares are not subject to an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class I Shares. Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R6 Shares. Eligible investors may purchase Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC. As discussed above, certain investments in Class A and Class B shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A and Class B shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class' 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I or Class R6 shares.

Financial Intermediary Compensation

The term "financial intermediary" refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such

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MFS South Carolina Municipal Bond Fund

compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries receive up-front commissions of up to the following percentage amount(s) for sales of the following share class(es):

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	4.25%
Class B	3.75%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the "Fees and Expenses" table in the fund's prospectus. MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary's preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary. In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary's representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary's distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund's purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of the fund through a retirement account, Section 529 tuition plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration. You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

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MFS South Carolina Municipal Bond Fund

Class A and Class B Shares. You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases, you will not be able to purchase Class B shares. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares that would otherwise exceed the total account value limitation of $99,999 under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I and Class R6 Shares. You can establish an account through your financial intermediary or by contacting MFSC directly. You can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

• Mail. You may purchase additional shares by mailing a check with your investment instructions to MFSC.

• Telephone. You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application. Purchases via telephone are not available for certain types of accounts.

• Internet. You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R6 shares and certain types of accounts.

• Wire. To purchase additional shares by wire, call MFSC for instructions.

• Automatic Investment Plan. You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary. You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC's Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House. However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected. Receiving and collecting payment can take up to seven business days after a purchase. You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit. The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

• Mail. To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

• Telephone. If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee

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MFS South Carolina Municipal Bond Fund

to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

• Internet. If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R6 shares and certain types of accounts.

• Systematic Withdrawal Plan (not available for Class R6 shares). If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan). Please contact MFSC or your financial intermediary for details.

• Checkwriting. You may redeem your Class A shares by writing checks against your account. There is no charge for this service. You must elect this privilege on your account application to use this service. Shares in your account equal in value to the amount of the check plus the applicable CDSC (if any) and any income tax required to be withheld (if any), are redeemed to cover the amount of the check. If your account value is not great enough to cover these amounts, your check will be dishonored. Checkwriting is not available for all accounts.

Redeeming Through Your Financial Intermediary. You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation. If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates. If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions. Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, or Class I shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions. Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder's account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege. You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R6 shares). If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

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MFS South Carolina Municipal Bond Fund

Disruptive Trading

General Purchase and Exchange Limitation Policy. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC's judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks. To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., disruptive frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund's portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Frequent Trading. The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $25,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to Section 529 tuition plans and MFS money market funds, or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations). MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $26,000 from the fund into two other MFS funds, by exchanging $13,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $25,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders. For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself. Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections, or cancellations imposed on the account. If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections, or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections, or cancellations imposed on the omnibus account. Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading. Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy. You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership, control, or influence. Any or all of these parameters (including those not listed) may change at any time. If MFSC detects suspicious trading

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MFS South Carolina Municipal Bond Fund

activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading that is disruptive to a fund. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If disruptive frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary. In reviewing trading activity, MFSC may determine that certain transactions entered into for legitimate purposes do not represent frequent trading activity that is disruptive to a fund.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts. MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors. MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries. There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions. MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC. Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cybersecurity incident).

Unclaimed Accounts and Uncashed Checks. If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state's abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the IRS considers the transfer a taxable distribution subject to U.S. federal income tax withholding and reporting. The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions. U.S. law requires the fund to implement policies and procedures reasonably designed to prevent, detect, and report money laundering and other illegal activity. The fund, consistent with applicable U.S. law, may redeem your shares and close your account; suspend, restrict, or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if MFSC is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements. Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund's assets are traded in other markets on days when the fund does not price its shares, the value of the fund's assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments to MFS pursuant to the fund's valuation policy and procedures approved by the Board of Trustees. The Board of Trustees has designated MFS as the "valuation designee" of the fund. As valuation designee, MFS will determine the fair value, in good faith, of securities and other instruments held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply, and test fair value methodologies, and oversee and evaluate pricing services used in valuing the fund's investments. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with the fair valuation policy and procedures adopted by MFS.

Under the fund's valuation policy and procedures, market quotations are not considered to be readily available for debt instruments and many types of derivatives. These investments are generally valued at fair value as determined by MFS based on information from third-party pricing services or otherwise determined by MFS in accordance with its fair valuation policy and procedures. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of

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MFS South Carolina Municipal Bond Fund

issue, trading characteristics, spreads, and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but the fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost, and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare a dividend daily and to pay any dividends to shareholders at least monthly.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, and Class I shares:

• Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

• Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

• Dividend and capital gain distributions in cash; or

• Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R6 shares can only be reinvested in additional shares of the fund, except (i) certain institutional shareholders, (ii) shareholders who purchase shares through brokerage programs of certain financial intermediaries, and (iii) shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible U.S. federal, state, and local and non-U.S. taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts such as retirement plans or by shareholders that are not "United States persons" under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

The fund expects to distribute substantially all of its income and gains annually. You may receive three different types of distributions from the fund: exempt-interest dividends; ordinary dividends; and capital gain dividends. Most distributions will be exempt-interest dividends, which are exempt from U.S. federal income tax. Ordinary dividends are normally subject to U.S. federal income tax at ordinary income tax rates. (The fund does not expect any distributions to be treated as qualified dividend income, which is taxed to individuals at reduced rates.) Distributions designated as capital gain dividends are taxable as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Any taxes that you pay on a distribution will be the same whether you receive the distribution in cash or have it reinvested in additional shares of the fund. If you buy shares when a fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution if you continue to hold the shares through that distribution’s record date.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

The fund's investments in derivatives may subject the fund to special tax rules that can affect the amount, timing or character of fund income and distributions to shareholders. The fund’s investments in certain debt instruments may cause the fund to recognize income in excess of the cash generated by such instruments. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the fund may have on the U.S. federal taxation of your benefits. In addition, an investment in the fund may result in liability for U.S. federal alternative minimum tax for individual shareholders.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates, and trusts to the extent their income exceeds certain threshold amounts.

The IRS Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for U.S. federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a

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MFS South Carolina Municipal Bond Fund

cost basis selection/change form is available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

State Tax Considerations. As long as the fund qualifies for treatment as a regulated investment company, it will not need to pay Massachusetts income or corporate excise tax.

The following discussion of state income tax considerations is very general and is directed at shareholders who are residents of South Carolina. In order for any portion of the fund’s distributions to be exempt from state personal income tax, the fund and its investments may have to meet certain requirements. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation.

For South Carolina personal income tax purposes, distributions derived from principal and interest on municipal instruments of the State of South Carolina and political subdivisions thereof and from interest on qualifying securities issued by the United States and its territories and possessions are generally exempt from tax. It has been the Department of Revenue’s longstanding position that for a mutual fund invested in exempt obligations, dividends paid by a mutual fund to South Carolina shareholders that are directly attributable to interest on U.S. government obligations or South Carolina obligations are exempt from South Carolina income tax. Dividends by a mutual fund to South Carolina shareholders that are not attributable to interest on U.S. government obligations or South Carolina obligations (i.e., obligations issued by other state governments) are not exempt from South Carolina income tax. Distributions that fail to qualify for the exemptions described above are generally subject to South Carolina personal income or capital gains tax, unless another exemption applies.

If you are not a resident of South Carolina, then your distributions from the fund, including exempt-interest dividends, will generally be subject to state income tax.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Shareholder Reports and Summary Prospectuses

The fund produces shareholder reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual shareholder report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund's most recently completed fiscal year expressed as a percentage of a class' average net assets during the period. Annual fund operating expenses have not been adjusted to reflect the fund's current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on October 31, 1984, with the offering of Class A shares, and subsequently offered Class B shares on September 7, 1993, Class I shares on April 1, 2016, and Class R6 shares on August 1, 2017.

In the "Performance Table," performance for each of Class I and Class R6 shares includes the performance of the fund's Class A shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

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MFS South Carolina Municipal Bond Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is filed with the SEC on Form N-CSR and is available online at funds.mfs.com and upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

	Year ended
Class A	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$11.11	$11.08	$11.61	$12.30	$11.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.32	$0.25	$0.19	$0.25
Net realized and unrealized gain (loss)	(0.19)	0.03	(0.52)	(0.69)	0.36
Total from investment operations	$0.16	$0.35	$(0.27)	$(0.50)	$0.61
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.32)	$(0.26)	$(0.19)	$(0.25)
Net asset value, end of period (x)	$10.92	$11.11	$11.08	$11.61	$12.30
Total return (%) (r)(s)(t)(x)	1.41	3.27	(2.26)	(4.15)	5.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	0.90	0.88	0.86	0.87
Expenses after expense reductions (f)	0.84	0.84	0.84	0.84	0.84
Net investment income (loss)	3.12	2.90	2.27	1.55	2.08
Portfolio turnover rate	19	25	28	22	23
Net assets at end of period (000 omitted)	$147,558	$149,893	$154,644	$204,883	$222,730
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.84	N/A	N/A	N/A	N/A

	Year ended
Class B	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$11.11	$11.08	$11.60	$12.30	$11.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.23	$0.17	$0.10	$0.18
Net realized and unrealized gain (loss)	(0.19)	0.04	(0.51)	(0.70)	0.35
Total from investment operations	$0.07	$0.27	$(0.34)	$(0.60)	$0.53
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.24)	$(0.18)	$(0.10)	$(0.16)
Net asset value, end of period (x)	$10.92	$11.11	$11.08	$11.60	$12.30
Total return (%) (r)(s)(t)(x)	0.66	2.50	(2.91)	(4.95)	4.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	1.65	1.63	1.61	1.62
Expenses after expense reductions (f)	1.59	1.59	1.59	1.59	1.59
Net investment income (loss)	2.38	2.12	1.55	0.81	1.48
Portfolio turnover rate	19	25	28	22	23
Net assets at end of period (000 omitted)	$47	$48	$137	$146	$280
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.59	N/A	N/A	N/A	N/A

20

MFS South Carolina Municipal Bond Fund

	Year ended
Class I	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.00	$8.98	$9.40	$9.97	$9.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.28	$0.23	$0.18	$0.23
Net realized and unrealized gain (loss)	(0.15)	0.02	(0.42)	(0.57)	0.30
Total from investment operations	$0.15	$0.30	$(0.19)	$(0.39)	$0.53
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.28)	$(0.23)	$(0.18)	$(0.23)
Net asset value, end of period (x)	$8.85	$9.00	$8.98	$9.40	$9.97
Total return (%) (r)(s)(t)(x)	1.70	3.48	(1.93)	(4.02)	5.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	0.65	0.63	0.61	0.62
Expenses after expense reductions (f)	0.59	0.59	0.59	0.59	0.59
Net investment income (loss)	3.37	3.15	2.52	1.80	2.31
Portfolio turnover rate	19	25	28	22	23
Net assets at end of period (000 omitted)	$53,058	$46,523	$44,457	$56,292	$53,171
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.59	N/A	N/A	N/A	N/A

	Year ended
Class R6	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.00	$8.98	$9.41	$9.97	$9.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.28	$0.23	$0.19	$0.23
Net realized and unrealized gain (loss)	(0.15)	0.03	(0.42)	(0.57)	0.31
Total from investment operations	$0.16	$0.31	$(0.19)	$(0.38)	$0.54
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.29)	$(0.24)	$(0.18)	$(0.24)
Net asset value, end of period (x)	$8.85	$9.00	$8.98	$9.41	$9.97
Total return (%) (r)(s)(t)(x)	1.77	3.54	(1.96)	(3.86)	5.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	0.58	0.57	0.55	0.55
Expenses after expense reductions (f)	0.53	0.53	0.53	0.53	0.53
Net investment income (loss)	3.43	3.21	2.59	1.86	2.36
Portfolio turnover rate	19	25	28	22	23
Net assets at end of period (000 omitted)	$20,626	$17,091	$14,088	$18,450	$14,608
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.52	N/A	N/A	N/A	N/A

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

21

MFS South Carolina Municipal Bond Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary. The following Categories of waivers and reductions apply:

• Merrill Lynch (Merrill) – If Merrill is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill with the fund, Category II waivers apply.

• Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

• Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

• Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

• Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

• Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

• D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

• Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

• J.P. Morgan Securities LLC – If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.

• Stifel, Nicolaus & Company, Incorporated (Stifel) – If you are invested in shares of the fund through an applicable Stifel brokerage account, Category XI waivers apply.

• All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – XI.

Not all MFS funds offer each share class. In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund or MFS U.S. Government Cash Reserve Fund into Class A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

• the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

• the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

• the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of FINRA.

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

A-1

MFS South Carolina Municipal Bond Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts: Accounts that are not Eligible for Financial Intermediary Categories II – XI

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs; the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees), and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers, and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√

A-2

MFS South Carolina Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class C shares to Class A shares of the same fund.	√	√

In connection with a conversion from Class C shares to Class A shares of the same fund if the shareholder's financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived for purchases in excess of the maximum breakpoint amount described under "Description of Share Classes – Sales Charges and Waivers and Reductions" in the fund's prospectus.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

√

A-3

MFS South Carolina Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
O. Miscellaneous

In connection with settlements reached between certain broker/dealers and FINRA, the SEC, and/or other regulatory bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the fund and concurrently purchase Class A shares without paying an initial sales charge.

	√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund's prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Nationwide Financial Services, Inc.; GWFS Equities, Inc.; E*TRADE Securities LLC; and Nationwide Securities LLC.

	√	√

Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√

In connection with a direct rollover of units from the MFS 529 Savings Plan to a Roth IRA held directly with MFSC pursuant to Section 126 of the SECURE 2.0 Act. Transfers of holdings of MFS Funds to a Roth IRA held with a brokerage firm or other financial intermediary and not established through MFSC are subject to the policies of such brokerage firm or financial intermediary which may differ with respect to such rollovers.

√

B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP, or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability, or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement, and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in U.S. Treasury Department Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA, or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

A-4

MFS South Carolina Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for shareholders with an LOI entered into prior to February 1, 2023, with a $1 million commitment) and investments in the MFS 529 Savings Plan. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder's name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder's order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds and/or any investments in the MFS 529 Savings Plan, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

• Individual accounts;

• Joint accounts;

• Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

• Certain single-participant retirement plan accounts;

• Certain Individual Retirement Accounts;

• Uniform Gifts/Transfers to Minor Acts accounts; and

• Accounts held in the name of your financial intermediary on your behalf.

In addition to the accounts set forth above which are eligible for linking, you may also combine any of your investments in the MFS 529 Savings Plan for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA and of any investments you have in the MFS 529 Savings Plan that are also able to be counted for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds and of any investments in the MFS 529 Savings Plan that you believe are eligible to be counted under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds and investments in the MFS 529 Savings Plan that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined (including any MFS 529 Savings Plan investments) when transmitting your purchase order to the fund.

A-5

MFS South Carolina Municipal Bond Fund

Group Purchases. A bona fide group and all its members may be treated at MFD's discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A or Class A1 shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD. Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege. With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

A-6

MFS South Carolina Municipal Bond Fund

Financial Intermediary Category II

Eligible Accounts: Accounts with Merrill Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill with the Fund

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end or contingent deferred) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end and Level Load Shares Available at Merrill

Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of

A-7

MFS South Carolina Municipal Bond Fund

mutual fund family assets held in accounts in their Merrill Household

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

A-8

MFS South Carolina Municipal Bond Fund

Financial Intermediary Category III

Eligible Accounts: Accounts Investing in Shares of the Fund with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible only for the following front-end sales charge waivers (“ISC”) or contingent deferred sales charge (“CDSC”) waivers, as applicable, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (“ROA”) and Letter of Intent (“LOI”) programs) as described elsewhere in the fund's prospectus or SAI.

Sales Charge Waived

Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the same fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to an ISC or CDSC.

	√	√	√
D. Retirement Plans

Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions Between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√
F. Death or Disability of Owner
Redemptions due to the death or disability of the shareholder.		√	√
G. Systematic Withdrawals

A-9

MFS South Carolina Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC

Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Redemptions made in connection with a return of excess contributions from an IRA account.		√	√
Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

A-10

MFS South Carolina Municipal Bond Fund

Financial Intermediary Category IV

Eligible Accounts: Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund's prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

A-11

MFS South Carolina Municipal Bond Fund

Financial Intermediary Category V

Eligible Accounts: Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. In all instances, it is the purchaser's responsibility to notify the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. As described elsewhere in the fund's prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund's prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

A-12

MFS South Carolina Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-13

MFS South Carolina Municipal Bond Fund

Financial Intermediary Category VI

Eligible Accounts: Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

A-14

MFS South Carolina Municipal Bond Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA). ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder's household at Janney. Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI). LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-15

MFS South Carolina Municipal Bond Fund

Financial Intermediary Category VII

Eligible Accounts: Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the fund's prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds, or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these breakpoints and waivers.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√

Shares exchanged in an Edward Jones fee-based program.	√	√	√	√

B. Dividend and Distribution Reinvestment

Shares purchased within the MFS fund family through reinvestment of capital gains and dividend distributions.	√

C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and other shareholders who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones' policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and one of the following applies: (a) the sale and purchase occur in the same account or (b) the sale proceeds are used to process an individual retirement account (“IRA”) contribution, excess contributions, conversion, recharacterization of contributions, or distribution, and the purchase is done in an account within the same pricing group (as determined by Edward Jones under its policies and procedures).

The Reinstatement Privilege excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

√

Shares acquired through NAV reinstatement.		√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A shares of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the fund's prospectus.

√
Shares converted from Class C into Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.	√

F. Death or Disability of Owner

A-16

MFS South Carolina Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Shares sold on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√

G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√	√
H. Benefit Responsive Waivers for Retirement Accounts

Return of excess contributions from an IRA.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the sale is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√

I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund's prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances

Shares sold at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder's account will be adjusted by selling the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the amount of the shareholder's investment with the shareholder's existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus sales or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder's account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Other Important Information Regarding Transactions Through Edward Jones

A-17

MFS South Carolina Municipal Bond Fund

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to sell at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

A-18

MFS South Carolina Municipal Bond Fund

Financial Intermediary Category VIII

Eligible Accounts: Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

A-19

MFS South Carolina Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-20

MFS South Carolina Municipal Bond Fund

Financial Intermediary Category IX

Eligible Accounts: Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-21

MFS South Carolina Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-22

MFS South Carolina Municipal Bond Fund

Financial Intermediary Category X

Eligible Accounts: Accounts Investing in Shares through a J.P. Morgan Securities LLC Platform or Account Maintained at an Omnibus Level by J.P. Morgan Securities LLC with the Fund

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Transactions between Share Classes

Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

√

A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

√
B. Retirement Plans

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

√
C. J.P. Morgan Securities LLC Self-Directed Investing accounts
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.	√
D. Reinstatement Privilege
Shares purchased through rights of reinstatement.	√
Shares acquired through a right of reinstatement.		√	√
E. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).	√
F. Employees/Registered Representatives of J.P. Morgan Securities LLC
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.	√
G. Death or Disability of Owner
Shares sold upon the death or disability of the shareholder.		√	√
H. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
I. Benefit Responsive Waivers for Retirement Accounts
Shares purchased in connection with a return of excess contributions from an IRA account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

A-23

MFS South Carolina Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
J. Large Purchases
Breakpoints as described in the prospectus.	√
K. Rights of Accumulation

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

√
L. Letters of Intent
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).	√

A-24

MFS South Carolina Municipal Bond Fund

Financial Intermediary Category XI

Eligible Accounts: Accounts Investing in Shares through a Stifel Platform or Account Maintained at an Omnibus Level by Stifel with the Fund

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Stifel continually looks to provide its clients with the lowest cost share class available based on account type. Stifel reserves the right and you consent to the conversion of shares to the lowest cost share class available at Stifel if such share class becomes available or upon transfer of shares into an advisory program.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Front-end sales charge waivers on Class A shares available at Stifel

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date pursuant to Stifel’s policies and procedures. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to the conversion of Class C shares following a shorter holding period, that waiver will apply.

√

Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.	√
Shares purchased in an Stifel fee-based advisory program (often referred to as a “wrap” program).	√

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund or other fund within the MFS fund family.	√

Shares purchased from the proceeds of redemptions within the MFS fund family provided the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.

√

Shares from rollovers into Stifel from retirement plans to IRAs.	√

Purchases of 529 Plans through a rollover from another 529 plan.	√
Purchases of 529 Plans made for reinvestment of refunded amounts.	√

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to MFS, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the applicable fund’s prospectus.

√

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
B. CDSC Waivers on Class A and Class C Shares
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.		√	√
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.		√	√

A-25

MFS South Carolina Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√
Shares acquired through a right of reinstatement.		√	√
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.		√	√
Shares exchanged or sold in a Stifel fee-based program.		√	√

C. Rights of Accumulation (ROA)

ROA that entitles shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the MFS fund family held by accounts within the purchaser’s household at Stifel. Ineligible assets include holdings of MFS U.S. Government Money Market Fund and Class A shares of MFS U.S. Government Cash Reserve Fund, which do not assess a front-end sales charge. Eligible assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

√

A-26

MFS South Carolina Municipal Bond Fund

MFS South Carolina Municipal Bond Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS South Carolina Municipal Bond Fund, the following documents are available free upon request:

Annual/Semiannual Reports and Form N-CSR Filings. The fund’s annual and semiannual shareholder reports and Form N-CSR contain information about the fund’s actual investments. Annual shareholder reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year. Form N-CSR includes the fund’s annual and semiannual financial statements.

Statement of Additional Information (SAI). The SAI, dated July 29, 2025, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the SAI, annual/semiannual shareholder reports, fund financial statements, and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4096.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 801 Pennsylvania Avenue Kansas City, MO 64105-1307

July 29, 2025

PROSPECTUS

MFS® Virginia Municipal Bond Fund

The investment objective of the fund is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Virginia, but also considering capital appreciation.

CLASS	TICKER SYMBOL
Class A	MSVAX
Class B	MBVAX
Class C	MVACX
Class I	MIVAX
Class R6	MPVOX

The U.S. Securities and Exchange Commission (the SEC) has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

MVA-PRO-072925

MFS Virginia Municipal Bond Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Virginia, but also considering capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 12 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A	B	C	I	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	4.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	C	I	R6
Management Fee	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	None
Other Expenses	0.20%	0.20%	0.20%	0.20%	0.12%
Total Annual Fund Operating Expenses	0.90%	1.65%	1.65%	0.65%	0.57%
Fee Reductions and/or Expense Reimbursements[1]	(0.08)%	(0.08)%	(0.08)%	(0.08)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.82%	1.57%	1.57%	0.57%	0.50%
# This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1 Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.81% of the class' average daily net assets annually for Class A shares, 1.56% of the class' average daily net assets annually for each of Class B and Class C shares, 0.56% of the class' average daily net assets annually for Class I shares, and 0.49% of the class' average daily net assets annually for Class R6 shares. ("Other Expenses" include 0.01% of interest and/or investment-related expenses incurred in connection with the fund's investment activity which are excluded from the expense limitation described in the prior sentence.) This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

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MFS Virginia Municipal Bond Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$505	$692	$895	$1,479
Class B Shares assuming[1]
redemption at end of period	$560	$813	$1,089	$1,748
no redemption at end of period	$160	$513	$889	$1,748
Class C Shares assuming[1]
redemption at end of period	$260	$513	$889	$1,748
no redemption at end of period	$160	$513	$889	$1,748
Class I Shares	$58	$200	$354	$803
Class R6 Shares	$51	$176	$311	$707

1 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax and personal income tax, if any, of Virginia. However, interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax. MFS may also invest the fund's assets in taxable instruments, including municipal instruments of other states.

MFS invests a significant percentage of the fund’s assets in municipal instruments of Virginia.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest 25% or more of the fund’s assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from U.S. federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, inverse floating rate instruments, and swaps.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative screening tools that systematically evaluate instruments may also be considered. In structuring the fund, MFS also considers top-down factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial

3

MFS Virginia Municipal Bond Fund

condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Focus Risk: The fund’s performance will be closely tied to the economic, political, environmental, and public health conditions in Virginia, and can be more volatile than the performance of a more geographically diversified fund. In addition, the fund's performance can also be tied to the economic and political conditions of other states and U.S. territories and possessions in which the fund is invested. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in the state, other states, or U.S. territories and possessions.

If MFS invests a significant percentage of the fund's assets in a single issuer or small number of issuers, the fund’s performance could be more volatile than the performance of more diversified funds.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart. The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

4

MFS Virginia Municipal Bond Fund

The total return for the six-month period ended June 30, 2025, was (1.68)%. During the period(s) shown in the bar chart, the highest quarterly return was 8.61% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (5.71)% (for the calendar quarter ended March 31, 2022).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2024)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	(2.84)%	(0.46)%	1.30%
C Shares	0.22%	(0.09)%	1.29%
I Shares	2.18%	0.90%	2.15%
R6 Shares	2.25%	0.97%	2.21%
A Shares	(2.46)%	(0.21)%	1.45%
Returns After Taxes on Distributions
A Shares	(2.47)%	(0.24)%	1.42%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	(0.28)%	0.42%	1.74%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Michael Dawson	1999	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 801 Pennsylvania Avenue, Kansas City, MO 64105-1307), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Taxes

The fund intends to distribute income that is exempt from U.S. federal income tax, but may be subject to U.S. federal alternative minimum tax. A portion of the fund’s distributions may be subject to U.S. federal income tax.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of Virginia, but also considering capital

5

MFS Virginia Municipal Bond Fund

appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax and personal income tax, if any, of Virginia. This policy may not be changed without shareholder approval. Interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax. MFS may also invest the fund's assets in taxable instruments, including municipal instruments of other states.

MFS invests a significant percentage of the fund’s assets in municipal instruments of Virginia.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest 25% or more of the fund’s assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from U.S. federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, an issuer's governance structure and practices, social issues such as health and safety considerations, and environmental issues such as climate change impact, energy sources, and water and waste management. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Investment Types

The principal investment types in which the fund may invest are:

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Municipal Instruments: Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local governments, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as insurance, letters of credit, or guarantees. Many municipal instruments are supported by insurance, which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, interest rate, credit rating, commodity, volatility measure, or index. Derivatives involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, inverse floating rate instruments, swaps, and certain complex structured securities.

Principal Risks

The yield and share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund's portfolio, market conditions, and other

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MFS Virginia Municipal Bond Fund

factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not work as expected or produce the intended results. In addition, MFS or the fund's other service providers may experience disruptions or operating errors that could negatively impact the fund.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally. Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of new technologies (such as artificial intelligence); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

Interest Rate Risk: The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, general economic and market conditions, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Inflationary price movements may cause fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities or durations, or that do not pay current interest. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Fluctuations in the market price of fixed-rate instruments held by the fund may not affect interest income derived from those instruments, but may nonetheless affect the fund's share price, especially if an instrument has a longer maturity or duration and is therefore more sensitive to changes in interest rates.

Credit Risk: The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including mortgage-backed securities and other securitized instruments and some municipal instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Focus Risk: The fund’s performance will be closely tied to issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions in Virginia, and can be more volatile than the performance of a more geographically diversified fund. In addition, the fund's performance can also be tied to these conditions in other states and U.S. territories and possessions in which the fund is invested. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in Virginia, other states, or U.S. territories and possessions. According to information from the U.S. Bureau of

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MFS Virginia Municipal Bond Fund

Economic Analysis, in 2024, Virginia current-dollar gross domestic product (GDP) was $764,474.8 million and ranked 13th in the U.S; further, in 2024, Virginia real GDP grew 3.1% while the 2023-2024 national change was 2.8%. In 2024, the largest industry in Virginia was finance, insurance, real estate, rental, and leasing, which accounted for 19.6% of Virginia GDP and had a 2.2% real growth. The second largest industry was professional and business services, which accounted for 19.4% of Virginia GDP and had a 3.6% real growth. The largest contributor to real GDP growth in Virginia was professional and business services, which accounted for 0.69 percentage point of the total growth in real GDP. The second largest contributor to real GDP growth was retail trade, which accounted for 0.44 percentage point of total growth in real GDP. As of June 2024, Virginia's unemployment rate was 2.8%, an increase from the rate of 2.5% in 2023. From 2007 through 2024, the percentage of unemployment in Virginia has regularly been less than the national unemployment rate. In part because of its proximity to Washington D.C., Virginia has a larger share of federal and military employees than most states. More than ten percent of Virginia’s workers are federal employees or active military. A prolonged increase in unemployment or a significant decline in the local and/or national economies could result in decreased tax revenues.

In the past several years, Puerto Rico and its instrumentalities have faced severe fiscal and economic crises. Puerto Rico and its instrumentalities have defaulted on multiple debt obligations in recent years, and certain issuers of Puerto Rico municipal instruments have filed for bankruptcy. Such developments, along with the general fiscal and economic crises in Puerto Rico, could significantly adversely affect the price of Puerto Rican municipal instruments. The outcome of the debt restructurings of certain issuers of Puerto Rico municipal instruments is uncertain and could adversely affect the fund. The credit ratings for U.S. Virgin Island municipal instruments have been downgraded in recent years as a result of the U.S. Virgin Islands' weak financial position and liquidity, and certain rating agencies have withdrawn the credit ratings for certain U.S. Virgin Island municipal instruments. The general fiscal and economic difficulties of the U.S. Virgin Islands could significantly affect the price of U.S. Virgin Island municipal instruments. The economy of Guam is heavily dependent on tourism and the U.S. military. A significant decline in the fiscal and economic conditions in Puerto Rico, the U.S. Virgin Islands, and Guam could result in decreased tax revenues and could significantly affect the price of municipal instruments for these U.S. territories.

If MFS invests a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance will be affected by economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that impact that one issuer or issuers, could be closely tied to the value of that issuer or issuers, and could be more volatile than the performance of more diversified funds.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, market and economic conditions and developments, issuer, industry-specific and other conditions, including as the result of events that cannot be reasonably anticipated or controlled such as social conflict or unrest, labor disruption and natural disasters. Municipal instruments can be less liquid than other types of investments and there may be less publicly available information about the issuers of municipal instruments compared to other issuers. If the Internal Revenue Service (the IRS) or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. Factors contributing to the economic stress on municipal issuers may include a decrease in revenues supporting the issuer's bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Prepayment/Extension Risk: Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate debt instruments, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

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MFS Virginia Municipal Bond Fund

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including trading halts, sanctions, or wars. Investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment may also adversely affect liquidity. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund. In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors' interests in the fund. The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk:  From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make (individually or collectively) relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. The effects of taxable income and/or gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income rate for shareholders who hold fund shares in a taxable vehicle. In addition, a large redemption could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would. A number of circumstances may cause the fund to experience large redemptions or purchases, such as changes in the eligibility criteria for the fund or a share class of the fund; liquidations, reorganizations, repositionings, or other announced fund events; or changes in investment objectives, strategies, policies, risks or investment personnel.

Other Investment Strategies and Risks

Active and Frequent Trading: MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies. Frequent trading may increase transaction costs, which can reduce the fund's return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Operational and Cybersecurity Risk: The fund and its service providers, and your ability to transact with the fund, may be negatively impacted due to operational matters arising from, among other issues, human errors, systems and technology disruptions or failures, fraudulent activities, or cybersecurity incidents. Operational issues and cybersecurity incidents may cause the fund or its service providers, as well as securities trading venues and other market participants, to suffer data corruption and/or lose operational functionality, and could, among other things, interfere with the processing of shareholder transactions, impair the ability to calculate the fund's net asset value per share, impede trading of portfolio securities, and result in the theft, misuse, and/or improper release of confidential information relating to the fund or its shareholders. Such operational issues and cybersecurity incidents may result in losses to the fund and its shareholders. Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. In addition, the rapid development and increasingly widespread use of new technologies, including machine learning technology and generative models could exacerbate these risks. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the fund and its service providers to plan for or respond to a cyberattack. Information relating to the Fund’s investments is delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Temporary Defensive Strategy: In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks: Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

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MFS Virginia Municipal Bond Fund

For the fiscal year ended March 31, 2025, the fund paid MFS an effective management fee equal to 0.44% of the fund’s average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.45% of the fund’s average daily net assets annually.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the fund's average daily net assets.

MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.81% of the class' average daily net assets annually for Class A shares, 1.56% of the class' average daily net assets annually for each of Class B and Class C shares, 0.56% of the class' average daily net assets annually for Class I shares, and 0.49% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s Form N-CSR filed with the SEC for the period ended September 30, 2024, and in the related financial statements posted online at funds.mfs.com.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $619 billion as of May 31, 2025.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund's name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Michael Dawson	Portfolio Manager	Employed in the investment area of MFS since 1998

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class C, Class I, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A, Class B, and Class C shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

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MFS Virginia Municipal Bond Fund

• certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

• defined benefit retirement plans, endowments, or foundations;

• bank trust departments or law firms acting as trustee or manager for trust accounts;

• investors who purchase shares through asset-based fee programs available through financial intermediaries;

• employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law; and

• trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A, Class B, or Class C shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor's account. (Please see "Conversion Among Share Classes" below.)

Class R6 shares generally are available only to the following eligible investors:

• eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level ("Employer Retirement Plans"));

• health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

• investment companies distributed by MFD;

• endowments and foundations, local, city, and state agencies (or entities acting on their behalf);

• funded welfare benefit plans (e.g., Voluntary Employees' Beneficiary Association (VEBA) and Other Post-Employment Benefits (OPEB) plans);

• unaffiliated registered investment companies;

• collective investment trusts;

• investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs;

• Section 529 tuition plans that have entered into an agreement with MFD to purchase Class R6 shares; and

• MFS Development Funds, LLC, pooled investment vehicles established by MFS for the purpose of establishing a performance record to enable MFS and its subsidiaries to offer such vehicle’s investment style to clients.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

If you hold Class C shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C shares in your account convert to Class A shares, a proportionate number of the Class C shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class C shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. In addition, for shareholders invested in Class C shares through a financial intermediary, Class C shares may be automatically exchanged for Class A shares of the fund under the policies of the financial intermediary, as described in Appendix A of this prospectus.  It is solely the responsibility of the respective financial intermediary to administer and support such transactions. Please consult your financial intermediary for more information.

Class C shareholders of the fund may be able to convert their shares to Class A shares of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD. Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

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MFS Virginia Municipal Bond Fund

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any. Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A, Class B, or Class C shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD. If your Class A, Class B, or Class C shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares. Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A, Class B, or Class C shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for U.S. federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A, Class B, or Class C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Further details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares. You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 or more	None	None

* Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $250,000 or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares. Class B shares are not subject to an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class C Shares. You may purchase Class C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares. Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R6 Shares. Eligible investors may purchase Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC. As discussed above, certain investments in Class A, Class B, and Class C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class B, and Class C shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%

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MFS Virginia Municipal Bond Fund

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class' 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I or Class R6 shares.

Financial Intermediary Compensation

The term "financial intermediary" refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries receive up-front commissions of up to the following percentage amount(s) for sales of the following share class(es):

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	4.25%
Class B	3.75%
Class C	1.00%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the "Fees and Expenses" table in the fund's prospectus. MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary's preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary. In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary's representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary's distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund's purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of the fund through a retirement account, Section 529 tuition plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The

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MFS Virginia Municipal Bond Fund

specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration. You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Class A, Class B, and Class C Shares. You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $249,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $249,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $249,999, respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I and Class R6 Shares. You can establish an account through your financial intermediary or by contacting MFSC directly. You can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

• Mail. You may purchase additional shares by mailing a check with your investment instructions to MFSC.

• Telephone. You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application. Purchases via telephone are not available for certain types of accounts.

• Internet. You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R6 shares and certain types of accounts.

• Wire. To purchase additional shares by wire, call MFSC for instructions.

• Automatic Investment Plan. You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary. You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC's Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House. However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected. Receiving and collecting payment can take up to seven business days after a purchase. You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit. The fund may also meet

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MFS Virginia Municipal Bond Fund

redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

• Mail. To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

• Telephone. If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

• Internet. If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R6 shares and certain types of accounts.

• Systematic Withdrawal Plan (not available for Class R6 shares). If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan). Please contact MFSC or your financial intermediary for details.

• Checkwriting. You may redeem your Class A and Class C shares by writing checks against your account. There is no charge for this service. You must elect this privilege on your account application to use this service. Shares in your account equal in value to the amount of the check plus the applicable CDSC (if any) and any income tax required to be withheld (if any), are redeemed to cover the amount of the check. If your account value is not great enough to cover these amounts, your check will be dishonored. Checkwriting is not available for all accounts.

Redeeming Through Your Financial Intermediary. You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation. If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates. If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions. Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, Class C, or Class I shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions. Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder's account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege. You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from

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MFS Virginia Municipal Bond Fund

the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R6 shares). If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC's judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks. To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., disruptive frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund's portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Frequent Trading. The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $25,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to Section 529 tuition plans and MFS money market funds, or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations). MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $26,000 from the fund into two other MFS funds, by exchanging $13,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $25,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders. For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself. Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections, or cancellations imposed on the account. If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections, or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections, or cancellations imposed on the omnibus account. Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

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MFS Virginia Municipal Bond Fund

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading. Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy. You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership, control, or influence. Any or all of these parameters (including those not listed) may change at any time. If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading that is disruptive to a fund. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If disruptive frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary. In reviewing trading activity, MFSC may determine that certain transactions entered into for legitimate purposes do not represent frequent trading activity that is disruptive to a fund.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts. MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors. MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries. There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions. MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC. Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cybersecurity incident).

Unclaimed Accounts and Uncashed Checks. If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state's abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the IRS considers the transfer a taxable distribution subject to U.S. federal income tax withholding and reporting. The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions. U.S. law requires the fund to implement policies and procedures reasonably designed to prevent, detect, and report money laundering and other illegal activity. The fund, consistent with applicable U.S. law, may redeem your shares and close your account; suspend, restrict, or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if MFSC is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements. Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund's assets are traded in other markets on days when the fund does not price its shares, the value of the fund's assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market

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MFS Virginia Municipal Bond Fund

value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments to MFS pursuant to the fund's valuation policy and procedures approved by the Board of Trustees. The Board of Trustees has designated MFS as the "valuation designee" of the fund. As valuation designee, MFS will determine the fair value, in good faith, of securities and other instruments held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply, and test fair value methodologies, and oversee and evaluate pricing services used in valuing the fund's investments. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with the fair valuation policy and procedures adopted by MFS.

Under the fund's valuation policy and procedures, market quotations are not considered to be readily available for debt instruments and many types of derivatives. These investments are generally valued at fair value as determined by MFS based on information from third-party pricing services or otherwise determined by MFS in accordance with its fair valuation policy and procedures. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads, and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but the fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost, and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare a dividend daily and to pay any dividends to shareholders at least monthly.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, Class C, and Class I shares:

• Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

• Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

• Dividend and capital gain distributions in cash; or

• Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R6 shares can only be reinvested in additional shares of the fund, except (i) certain institutional shareholders, (ii) shareholders who purchase shares through brokerage programs of certain financial intermediaries, and (iii) shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible U.S. federal, state, and local and non-U.S. taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts such as retirement plans or by shareholders that are not "United States persons" under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

The fund expects to distribute substantially all of its income and gains annually. You may receive three different types of distributions from the fund: exempt-interest dividends; ordinary dividends; and capital gain dividends. Most distributions will be exempt-interest dividends, which are exempt from U.S. federal income tax. Ordinary dividends are normally subject to U.S. federal income tax at ordinary income tax rates. (The fund does not expect any distributions to be treated as qualified dividend income, which is taxed to individuals at reduced rates.) Distributions designated as capital gain dividends are taxable as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Any taxes that you pay on a distribution will be the same whether you receive the distribution in cash or have it reinvested in additional shares of the fund. If you buy shares when a fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution if you continue to hold the shares through that distribution’s record date.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

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MFS Virginia Municipal Bond Fund

The fund's investments in derivatives may subject the fund to special tax rules that can affect the amount, timing or character of fund income and distributions to shareholders. The fund’s investments in certain debt instruments may cause the fund to recognize income in excess of the cash generated by such instruments. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the fund may have on the U.S. federal taxation of your benefits. In addition, an investment in the fund may result in liability for U.S. federal alternative minimum tax for individual shareholders.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates, and trusts to the extent their income exceeds certain threshold amounts.

The IRS Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for U.S. federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form is available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

State Tax Considerations. As long as the fund qualifies for treatment as a regulated investment company, it will not need to pay Massachusetts income or corporate excise tax.

The following discussion of state income tax considerations is very general and is directed at shareholders who are residents of Virginia. In order for any portion of the fund’s distributions to be exempt from state personal income tax, the fund and its investments may have to meet certain requirements. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation.

For Virginia personal income tax purposes, distributions derived from interest on municipal instruments of the Commonwealth of Virginia and political subdivisions thereof and from interest on qualifying securities issued by the United States and its territories and possessions are generally exempt from tax. Distributions that are federally taxable as capital gains are generally exempt from Virginia personal income tax to the extent derived from municipal instruments of Virginia issuers or qualifying securities issued by the United States or its territories and possessions. All other distributions may be taxable for Virginia personal income tax purposes.

If you are not a resident of Virginia, then your distributions from the fund, including exempt-interest dividends, will generally be subject to state income tax.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Shareholder Reports and Summary Prospectuses

The fund produces shareholder reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual shareholder report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund's most recently completed fiscal year expressed as a percentage of a class' average net assets during the period. Annual fund operating expenses have not been adjusted to reflect the fund's current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on October 31, 1984, with the offering of Class A shares, and subsequently offered Class B shares on September 7, 1993, Class C shares on January 3, 1994, Class I shares on April 1, 2016, and Class R6 shares on August 1, 2017.

In the "Performance Table," performance for each of Class I and Class R6 shares includes the performance of the fund's Class A shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

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MFS Virginia Municipal Bond Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is filed with the SEC on Form N-CSR and is available online at funds.mfs.com and upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

	Year ended
Class A	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.29	$10.29	$10.77	$11.42	$11.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.29	$0.26	$0.24	$0.29
Net realized and unrealized gain (loss)	(0.19)	0.01	(0.48)	(0.65)	0.36
Total from investment operations	$0.13	$0.30	$(0.22)	$(0.41)	$0.65
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.30)	$(0.26)	$(0.24)	$(0.30)
Net asset value, end of period (x)	$10.11	$10.29	$10.29	$10.77	$11.42
Total return (%) (r)(s)(t)(x)	1.29	2.99	(1.96)	(3.72)	5.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	0.88	0.87	0.87	0.88
Expenses after expense reductions (f)	0.82	0.81	0.81	0.81	0.82
Net investment income (loss)	3.06	2.86	2.52	2.14	2.57
Portfolio turnover rate	14	21	34	23	21
Net assets at end of period (000 omitted)	$210,510	$226,140	$247,207	$246,986	$251,971
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.81	N/A	N/A	0.81	0.81

	Year ended
Class B	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.28	$10.28	$10.76	$11.41	$11.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.21	$0.18	$0.16	$0.21
Net realized and unrealized gain (loss)	(0.18)	0.01	(0.47)	(0.66)	0.36
Total from investment operations	$0.06	$0.22	$(0.29)	$(0.50)	$0.57
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.22)	$(0.19)	$(0.15)	$(0.22)
Net asset value, end of period (x)	$10.10	$10.28	$10.28	$10.76	$11.41
Total return (%) (r)(s)(t)(x)	0.53	2.23	(2.68)	(4.45)	5.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	1.63	1.63	1.62	1.63
Expenses after expense reductions (f)	1.57	1.56	1.56	1.56	1.57
Net investment income (loss)	2.30	2.11	1.76	1.39	1.82
Portfolio turnover rate	14	21	34	23	21
Net assets at end of period (000 omitted)	$49	$211	$237	$387	$436
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.56	N/A	N/A	1.56	1.56

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MFS Virginia Municipal Bond Fund

	Year ended
Class C	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.29	$10.29	$10.77	$11.42	$11.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.21	$0.18	$0.16	$0.21
Net realized and unrealized gain (loss)	(0.18)	0.01	(0.47)	(0.66)	0.37
Total from investment operations	$0.06	$0.22	$(0.29)	$(0.50)	$0.58
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.22)	$(0.19)	$(0.15)	$(0.22)
Net asset value, end of period (x)	$10.11	$10.29	$10.29	$10.77	$11.42
Total return (%) (r)(s)(t)(x)	0.54	2.23	(2.69)	(4.44)	5.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	1.63	1.63	1.62	1.63
Expenses after expense reductions (f)	1.57	1.56	1.56	1.56	1.57
Net investment income (loss)	2.31	2.10	1.76	1.39	1.82
Portfolio turnover rate	14	21	34	23	21
Net assets at end of period (000 omitted)	$3,324	$5,880	$8,671	$11,754	$14,348
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.56	N/A	N/A	1.56	1.56

	Year ended
Class I	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.94	$8.94	$9.36	$9.93	$9.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.27	$0.25	$0.24	$0.28
Net realized and unrealized gain (loss)	(0.16)	0.01	(0.42)	(0.58)	0.32
Total from investment operations	$0.14	$0.28	$(0.17)	$(0.34)	$0.60
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.28)	$(0.25)	$(0.23)	$(0.29)
Net asset value, end of period (x)	$8.79	$8.94	$8.94	$9.36	$9.93
Total return (%) (r)(s)(t)(x)	1.61	3.24	(1.75)	(3.53)	6.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	0.63	0.62	0.62	0.63
Expenses after expense reductions (f)	0.57	0.56	0.56	0.56	0.57
Net investment income (loss)	3.31	3.11	2.76	2.39	2.80
Portfolio turnover rate	14	21	34	23	21
Net assets at end of period (000 omitted)	$103,646	$100,954	$85,821	$88,808	$94,495
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.56	N/A	N/A	0.56	0.56

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MFS Virginia Municipal Bond Fund

	Year ended
Class R6	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.95	$8.95	$9.37	$9.93	$9.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.28	$0.25	$0.24	$0.28
Net realized and unrealized gain (loss)	(0.16)	0.01	(0.41)	(0.56)	0.31
Total from investment operations	$0.14	$0.29	$(0.16)	$(0.32)	$0.59
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.29)	$(0.26)	$(0.24)	$(0.29)
Net asset value, end of period (x)	$8.79	$8.95	$8.95	$9.37	$9.93
Total return (%) (r)(s)(t)(x)	1.58	3.33	(1.66)	(3.35)	6.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	0.55	0.55	0.54	0.55
Expenses after expense reductions (f)	0.49	0.48	0.48	0.48	0.50
Net investment income (loss)	3.39	3.19	2.84	2.46	2.87
Portfolio turnover rate	14	21	34	23	21
Net assets at end of period (000 omitted)	$29,031	$24,756	$20,073	$25,876	$22,118
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.48	N/A	N/A	0.48	0.48

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

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MFS Virginia Municipal Bond Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary. The following Categories of waivers and reductions apply:

• Merrill Lynch (Merrill) – If Merrill is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill with the fund, Category II waivers apply.

• Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

• Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

• Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

• Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

• Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

• D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

• Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

• J.P. Morgan Securities LLC – If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.

• Stifel, Nicolaus & Company, Incorporated (Stifel) – If you are invested in shares of the fund through an applicable Stifel brokerage account, Category XI waivers apply.

• All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – XI.

Not all MFS funds offer each share class. In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund or MFS U.S. Government Cash Reserve Fund into Class A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

• the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

• the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

• the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of FINRA.

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

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MFS Virginia Municipal Bond Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts: Accounts that are not Eligible for Financial Intermediary Categories II – XI

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs; the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees), and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers, and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√

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MFS Virginia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class C shares to Class A shares of the same fund.	√	√

In connection with a conversion from Class C shares to Class A shares of the same fund if the shareholder's financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived for purchases in excess of the maximum breakpoint amount described under "Description of Share Classes – Sales Charges and Waivers and Reductions" in the fund's prospectus.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

√

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MFS Virginia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
O. Miscellaneous

In connection with settlements reached between certain broker/dealers and FINRA, the SEC, and/or other regulatory bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the fund and concurrently purchase Class A shares without paying an initial sales charge.

	√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund's prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Nationwide Financial Services, Inc.; GWFS Equities, Inc.; E*TRADE Securities LLC; and Nationwide Securities LLC.

	√	√

Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√

In connection with a direct rollover of units from the MFS 529 Savings Plan to a Roth IRA held directly with MFSC pursuant to Section 126 of the SECURE 2.0 Act. Transfers of holdings of MFS Funds to a Roth IRA held with a brokerage firm or other financial intermediary and not established through MFSC are subject to the policies of such brokerage firm or financial intermediary which may differ with respect to such rollovers.

√

B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP, or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability, or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement, and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in U.S. Treasury Department Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA, or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

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MFS Virginia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for shareholders with an LOI entered into prior to February 1, 2023, with a $1 million commitment) and investments in the MFS 529 Savings Plan. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder's name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder's order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds and/or any investments in the MFS 529 Savings Plan, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

• Individual accounts;

• Joint accounts;

• Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

• Certain single-participant retirement plan accounts;

• Certain Individual Retirement Accounts;

• Uniform Gifts/Transfers to Minor Acts accounts; and

• Accounts held in the name of your financial intermediary on your behalf.

In addition to the accounts set forth above which are eligible for linking, you may also combine any of your investments in the MFS 529 Savings Plan for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA and of any investments you have in the MFS 529 Savings Plan that are also able to be counted for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds and of any investments in the MFS 529 Savings Plan that you believe are eligible to be counted under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds and investments in the MFS 529 Savings Plan that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined (including any MFS 529 Savings Plan investments) when transmitting your purchase order to the fund.

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MFS Virginia Municipal Bond Fund

Group Purchases. A bona fide group and all its members may be treated at MFD's discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A or Class A1 shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD. Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege. With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

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MFS Virginia Municipal Bond Fund

Financial Intermediary Category II

Eligible Accounts: Accounts with Merrill Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill with the Fund

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end or contingent deferred) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end and Level Load Shares Available at Merrill

Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of

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MFS Virginia Municipal Bond Fund

mutual fund family assets held in accounts in their Merrill Household

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

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MFS Virginia Municipal Bond Fund

Financial Intermediary Category III

Eligible Accounts: Accounts Investing in Shares of the Fund with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible only for the following front-end sales charge waivers (“ISC”) or contingent deferred sales charge (“CDSC”) waivers, as applicable, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (“ROA”) and Letter of Intent (“LOI”) programs) as described elsewhere in the fund's prospectus or SAI.

Sales Charge Waived

Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the same fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to an ISC or CDSC.

	√	√	√
D. Retirement Plans

Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions Between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√
F. Death or Disability of Owner
Redemptions due to the death or disability of the shareholder.		√	√
G. Systematic Withdrawals

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MFS Virginia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC

Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Redemptions made in connection with a return of excess contributions from an IRA account.		√	√
Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

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MFS Virginia Municipal Bond Fund

Financial Intermediary Category IV

Eligible Accounts: Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund's prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

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MFS Virginia Municipal Bond Fund

Financial Intermediary Category V

Eligible Accounts: Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. In all instances, it is the purchaser's responsibility to notify the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. As described elsewhere in the fund's prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund's prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

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MFS Virginia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-13

MFS Virginia Municipal Bond Fund

Financial Intermediary Category VI

Eligible Accounts: Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

A-14

MFS Virginia Municipal Bond Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA). ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder's household at Janney. Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI). LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

A-15

MFS Virginia Municipal Bond Fund

Financial Intermediary Category VII

Eligible Accounts: Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the fund's prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds, or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these breakpoints and waivers.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√

Shares exchanged in an Edward Jones fee-based program.	√	√	√	√

B. Dividend and Distribution Reinvestment

Shares purchased within the MFS fund family through reinvestment of capital gains and dividend distributions.	√

C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and other shareholders who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones' policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and one of the following applies: (a) the sale and purchase occur in the same account or (b) the sale proceeds are used to process an individual retirement account (“IRA”) contribution, excess contributions, conversion, recharacterization of contributions, or distribution, and the purchase is done in an account within the same pricing group (as determined by Edward Jones under its policies and procedures).

The Reinstatement Privilege excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

√

Shares acquired through NAV reinstatement.		√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A shares of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the fund's prospectus.

√
Shares converted from Class C into Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.	√

F. Death or Disability of Owner

A-16

MFS Virginia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Shares sold on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√

G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√	√
H. Benefit Responsive Waivers for Retirement Accounts

Return of excess contributions from an IRA.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the sale is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√

I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund's prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances

Shares sold at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder's account will be adjusted by selling the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the amount of the shareholder's investment with the shareholder's existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus sales or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder's account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Other Important Information Regarding Transactions Through Edward Jones

A-17

MFS Virginia Municipal Bond Fund

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to sell at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

A-18

MFS Virginia Municipal Bond Fund

Financial Intermediary Category VIII

Eligible Accounts: Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

A-19

MFS Virginia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

A-20

MFS Virginia Municipal Bond Fund

Financial Intermediary Category IX

Eligible Accounts: Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

A-21

MFS Virginia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

√
K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

A-22

MFS Virginia Municipal Bond Fund

Financial Intermediary Category X

Eligible Accounts: Accounts Investing in Shares through a J.P. Morgan Securities LLC Platform or Account Maintained at an Omnibus Level by J.P. Morgan Securities LLC with the Fund

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Transactions between Share Classes

Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

√

A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

√
B. Retirement Plans

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

√
C. J.P. Morgan Securities LLC Self-Directed Investing accounts
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.	√
D. Reinstatement Privilege
Shares purchased through rights of reinstatement.	√
Shares acquired through a right of reinstatement.		√	√
E. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).	√
F. Employees/Registered Representatives of J.P. Morgan Securities LLC
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.	√
G. Death or Disability of Owner
Shares sold upon the death or disability of the shareholder.		√	√
H. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
I. Benefit Responsive Waivers for Retirement Accounts
Shares purchased in connection with a return of excess contributions from an IRA account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√
A-23

MFS Virginia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
J. Large Purchases
Breakpoints as described in the prospectus.	√
K. Rights of Accumulation

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

√
L. Letters of Intent
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).	√

A-24

MFS Virginia Municipal Bond Fund

Financial Intermediary Category XI

Eligible Accounts: Accounts Investing in Shares through a Stifel Platform or Account Maintained at an Omnibus Level by Stifel with the Fund

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Stifel continually looks to provide its clients with the lowest cost share class available based on account type. Stifel reserves the right and you consent to the conversion of shares to the lowest cost share class available at Stifel if such share class becomes available or upon transfer of shares into an advisory program.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Front-end sales charge waivers on Class A shares available at Stifel

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date pursuant to Stifel’s policies and procedures. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to the conversion of Class C shares following a shorter holding period, that waiver will apply.

√

Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.	√
Shares purchased in an Stifel fee-based advisory program (often referred to as a “wrap” program).	√

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund or other fund within the MFS fund family.	√

Shares purchased from the proceeds of redemptions within the MFS fund family provided the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.

√

Shares from rollovers into Stifel from retirement plans to IRAs.	√

Purchases of 529 Plans through a rollover from another 529 plan.	√
Purchases of 529 Plans made for reinvestment of refunded amounts.	√

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to MFS, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the applicable fund’s prospectus.

√

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
B. CDSC Waivers on Class A and Class C Shares
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.		√	√
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.		√	√

A-25

MFS Virginia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√
Shares acquired through a right of reinstatement.		√	√
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.		√	√
Shares exchanged or sold in a Stifel fee-based program.		√	√

C. Rights of Accumulation (ROA)

ROA that entitles shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the MFS fund family held by accounts within the purchaser’s household at Stifel. Ineligible assets include holdings of MFS U.S. Government Money Market Fund and Class A shares of MFS U.S. Government Cash Reserve Fund, which do not assess a front-end sales charge. Eligible assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

√

A-26

MFS Virginia Municipal Bond Fund

MFS Virginia Municipal Bond Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Virginia Municipal Bond Fund, the following documents are available free upon request:

Annual/Semiannual Reports and Form N-CSR Filings. The fund’s annual and semiannual shareholder reports and Form N-CSR contain information about the fund’s actual investments. Annual shareholder reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year. Form N-CSR includes the fund’s annual and semiannual financial statements.

Statement of Additional Information (SAI). The SAI, dated July 29, 2025, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the SAI, annual/semiannual shareholder reports, fund financial statements, and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4096.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 801 Pennsylvania Avenue Kansas City, MO 64105-1307

July 29, 2025

PROSPECTUS

MFS® West Virginia Municipal Bond Fund

The investment objective of the fund is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of West Virginia, but also considering capital appreciation.

CLASS	TICKER SYMBOL
Class A	MFWVX
Class B	MBWVX
Class I	MWVIX
Class R6	MPWVX

The U.S. Securities and Exchange Commission (the SEC) has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

MWV-PRO-072925

MFS West Virginia Municipal Bond Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of West Virginia, but also considering capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A	B	I	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	I	R6
Management Fee	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.32%	0.32%	0.32%	0.25%
Total Annual Fund Operating Expenses	1.02%	1.77%	0.77%	0.70%
Fee Reductions and/or Expense Reimbursements[1]	(0.15)%	(0.15)%	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.87%	1.62%	0.62%	0.55%

# This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1 Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.87% of the class' average daily net assets annually for Class A shares, 1.62% of the class' average daily net assets annually for Class B shares, 0.62% of the class' average daily net assets annually for Class I shares, and 0.55% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2026.

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MFS West Virginia Municipal Bond Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$510	$722	$950	$1,607
Class B Shares assuming[1]
redemption at end of period	$565	$843	$1,145	$1,873
no redemption at end of period	$165	$543	$945	$1,873
Class I Shares	$63	$231	$413	$940
Class R6 Shares	$56	$209	$375	$856

1 Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax and personal income tax, if any, of West Virginia. However, interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax. MFS may also invest the fund's assets in taxable instruments, including municipal instruments of other states.

MFS invests a significant percentage of the fund’s assets in municipal instruments of West Virginia.

MFS may invest 25% or more of the fund’s assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from U.S. federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, inverse floating rate instruments, and swaps.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative screening tools that systematically evaluate instruments may also be considered. In structuring the fund, MFS also considers top-down factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.

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MFS West Virginia Municipal Bond Fund

Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Focus Risk: The fund’s performance will be closely tied to the economic, political, environmental, and public health conditions in West Virginia, and can be more volatile than the performance of a more geographically diversified fund. In addition, the fund's performance can also be tied to the economic and political conditions of other states and U.S. territories and possessions in which the fund is invested. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in the state, other states, or U.S. territories and possessions.

Non-Diversification Risk: Because MFS may invest a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart. The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

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MFS West Virginia Municipal Bond Fund

The total return for the six-month period ended June 30, 2025, was (1.45)%. During the period(s) shown in the bar chart, the highest quarterly return was 8.29% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (5.03)% (for the calendar quarter ended March 31, 2022).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2024)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	(2.75)%	(0.32)%	1.22%
I Shares	2.29%	1.06%	2.08%
R6 Shares	2.37%	1.14%	2.12%
A Shares	(2.37)%	(0.08)%	1.38%
Returns After Taxes on Distributions
A Shares	(2.39)%	(0.10)%	1.36%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	(0.23)%	0.53%	1.69%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Michael Dawson	1999	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 801 Pennsylvania Avenue, Kansas City, MO 64105-1307), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R6	None	None

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Taxes

The fund intends to distribute income that is exempt from U.S. federal income tax, but may be subject to U.S. federal alternative minimum tax. A portion of the fund’s distributions may be subject to U.S. federal income tax.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax and personal income tax, if any, of West Virginia, but also considering

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MFS West Virginia Municipal Bond Fund

capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in municipal instruments. Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds.

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from U.S. federal income tax and personal income tax, if any, of West Virginia. This policy may not be changed without shareholder approval. Interest from the fund’s investments may be subject to the U.S. federal alternative minimum tax. MFS may also invest the fund's assets in taxable instruments, including municipal instruments of other states.

MFS invests a significant percentage of the fund’s assets in municipal instruments of West Virginia.

MFS may invest 25% or more of the fund’s assets in municipal instruments that finance similar types of projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from U.S. federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, an issuer's governance structure and practices, social issues such as health and safety considerations, and environmental issues such as climate change impact, energy sources, and water and waste management. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Investment Types

The principal investment types in which the fund may invest are:

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate (i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument). Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Municipal Instruments: Municipal instruments are debt instruments issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and pre-refunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local governments, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as insurance, letters of credit, or guarantees. Many municipal instruments are supported by insurance, which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, interest rate, credit rating, commodity, volatility measure, or index. Derivatives involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, inverse floating rate instruments, swaps, and certain complex structured securities.

Principal Risks

The yield and share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The significance of any specific risk to an investment in the fund will vary over time depending on the composition of the fund's portfolio, market conditions, and other

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MFS West Virginia Municipal Bond Fund

factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the fund.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not work as expected or produce the intended results. In addition, MFS or the fund's other service providers may experience disruptions or operating errors that could negatively impact the fund.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets, or debt markets generally. Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including sanctions, the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; rapid technological developments or widespread adoption of new technologies (such as artificial intelligence); natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.

Interest Rate Risk: The price of a debt instrument typically changes in response to interest rate changes. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, general economic and market conditions, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Inflationary price movements may cause fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities or durations, or that do not pay current interest. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument purchased at a negative interest rate is expected to produce a negative return if held to maturity. Fluctuations in the market price of fixed-rate instruments held by the fund may not affect interest income derived from those instruments, but may nonetheless affect the fund's share price, especially if an instrument has a longer maturity or duration and is therefore more sensitive to changes in interest rates.

Credit Risk: The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including mortgage-backed securities and other securitized instruments and some municipal instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Focus Risk: The fund’s performance will be closely tied to issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions in West Virginia, and can be more volatile than the performance of a more geographically diversified fund. In addition, the fund's performance can also be tied to these conditions in other states and U.S. territories and possessions in which the fund is invested. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in West Virginia, other states, or U.S. territories and possessions. West Virginia’s economic

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MFS West Virginia Municipal Bond Fund

indicators are typically below national averages. Although the State’s economy continues to diversify, it is sensitive to trends in various industries such as mineral production, manufacturing, and tourism. A prolonged increase in unemployment or a significant decline in the local and/or national economies could result in decreased tax revenues.

In the past several years, Puerto Rico and its instrumentalities have faced severe fiscal and economic crises. Puerto Rico and its instrumentalities have defaulted on multiple debt obligations in recent years, and certain issuers of Puerto Rico municipal instruments have filed for bankruptcy. Such developments, along with the general fiscal and economic crises in Puerto Rico, could significantly adversely affect the price of Puerto Rican municipal instruments. The outcome of the debt restructurings of certain issuers of Puerto Rico municipal instruments is uncertain and could adversely affect the fund. The credit ratings for U.S. Virgin Island municipal instruments have been downgraded in recent years as a result of the U.S. Virgin Islands' weak financial position and liquidity, and certain rating agencies have withdrawn the credit ratings for certain U.S. Virgin Island municipal instruments. The general fiscal and economic difficulties of the U.S. Virgin Islands could significantly affect the price of U.S. Virgin Island municipal instruments. The economy of Guam is heavily dependent on tourism and the U.S. military. A significant decline in the fiscal and economic conditions in Puerto Rico, the U.S. Virgin Islands, and Guam could result in decreased tax revenues and could significantly affect the price of municipal instruments for these U.S. territories.

Non-Diversification Risk: Because MFS may invest a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance may be affected by economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that impact that one issuer or issuers, could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, market and economic conditions and developments, issuer, industry-specific and other conditions, including as the result of events that cannot be reasonably anticipated or controlled such as social conflict or unrest, labor disruption and natural disasters. Municipal instruments can be less liquid than other types of investments and there may be less publicly available information about the issuers of municipal instruments compared to other issuers. If the Internal Revenue Service (the IRS) or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. Factors contributing to the economic stress on municipal issuers may include a decrease in revenues supporting the issuer's bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Prepayment/Extension Risk: Many types of debt instruments, including mortgage-backed securities, securitized instruments, certain corporate debt instruments, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. If a counterparty or third party fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities, lose value on its investments, or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including

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MFS West Virginia Municipal Bond Fund

trading halts, sanctions, or wars. Investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment may also adversely affect liquidity. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund could miss other investment opportunities and hold investments it would prefer to sell, resulting in losses for the fund. In addition, the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs, which could result in dilution of remaining investors' interests in the fund. The prices of illiquid securities may be more volatile than more liquid investments.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make (individually or collectively) relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's performance to the extent that the fund may be required to sell securities or invest cash at times it would not otherwise do so. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. The effects of taxable income and/or gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income rate for shareholders who hold fund shares in a taxable vehicle. In addition, a large redemption could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would. A number of circumstances may cause the fund to experience large redemptions or purchases, such as changes in the eligibility criteria for the fund or a share class of the fund; liquidations, reorganizations, repositionings, or other announced fund events; or changes in investment objectives, strategies, policies, risks or investment personnel.

Other Investment Strategies and Risks

Active and Frequent Trading: MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies. Frequent trading may increase transaction costs, which can reduce the fund's return. Frequent trading can also increase the possibility of capital gain and ordinary distributions. Frequent trading can also result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase your tax liability unless you hold your shares through a tax-advantaged or tax-exempt vehicle.

Operational and Cybersecurity Risk: The fund and its service providers, and your ability to transact with the fund, may be negatively impacted due to operational matters arising from, among other issues, human errors, systems and technology disruptions or failures, fraudulent activities, or cybersecurity incidents. Operational issues and cybersecurity incidents may cause the fund or its service providers, as well as securities trading venues and other market participants, to suffer data corruption and/or lose operational functionality, and could, among other things, interfere with the processing of shareholder transactions, impair the ability to calculate the fund's net asset value per share, impede trading of portfolio securities, and result in the theft, misuse, and/or improper release of confidential information relating to the fund or its shareholders. Such operational issues and cybersecurity incidents may result in losses to the fund and its shareholders. Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. In addition, the rapid development and increasingly widespread use of new technologies, including machine learning technology and generative models could exacerbate these risks. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the fund and its service providers to plan for or respond to a cyberattack. Information relating to the Fund’s investments is delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Temporary Defensive Strategy: In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks: Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended March 31, 2025, the fund paid MFS an effective management fee equal to 0.44% of the fund’s average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.45% of the fund’s average daily net assets annually.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the fund's average daily net assets.

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MFS West Virginia Municipal Bond Fund

MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.87% of the class' average daily net assets annually for Class A shares, 1.62% of the class' average daily net assets annually for Class B shares, 0.62% of the class' average daily net assets annually for Class I shares, and 0.55% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2026.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s Form N-CSR filed with the SEC for the period ended September 30, 2024, and in the related financial statements posted online at funds.mfs.com.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $619 billion as of May 31, 2025.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is available to you at mfs.com/openendfunds by selecting the fund's name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end	19 days after month end

Holdings also include short positions, if any. Top 10 holdings exclude cash, cash equivalents, short-term investments, currency derivatives, and the cash portion of other derivatives. For purposes of full holdings, cash, cash equivalents, and short-term investments are aggregated and currency derivatives and the cash portion of other derivatives are aggregated.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which the mfs.com information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Michael Dawson	Portfolio Manager	Employed in the investment area of MFS since 1998

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Description of Share Classes

The fund offers Class A, Class B, Class I, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Share Class Eligibility

Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Class A and Class B shares do not have any share class eligibility requirements.

Class I shares generally are available only to the following eligible investors:

• certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

• defined benefit retirement plans, endowments, or foundations;

• bank trust departments or law firms acting as trustee or manager for trust accounts;

• investors who purchase shares through asset-based fee programs available through financial intermediaries;

• employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law; and

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MFS West Virginia Municipal Bond Fund

• trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons' spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs. In addition, Class I shares are available to investors whose Class A or Class B shares have been converted to Class I shares as a result of no financial intermediary being specified on the investor's account. (Please see "Conversion Among Share Classes" below.)

Class R6 shares generally are available only to the following eligible investors:

• eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level ("Employer Retirement Plans"));

• health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

• investment companies distributed by MFD;

• endowments and foundations, local, city, and state agencies (or entities acting on their behalf);

• funded welfare benefit plans (e.g., Voluntary Employees' Beneficiary Association (VEBA) and Other Post-Employment Benefits (OPEB) plans);

• unaffiliated registered investment companies;

• collective investment trusts;

• investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs;

• Section 529 tuition plans that have entered into an agreement with MFD to purchase Class R6 shares; and

• MFS Development Funds, LLC, pooled investment vehicles established by MFS for the purpose of establishing a performance record to enable MFS and its subsidiaries to offer such vehicle’s investment style to clients.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. For purposes of calculating the conversion date, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.

All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

For shareholders invested in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period. The automatic conversion of Class B shares to Class A shares will not apply to shares held through financial intermediaries that do not track the length of time that a shareholder has held such shares. Please consult your financial intermediary for more information.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any.

Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class A or Class B shares in an account held directly with MFSC for which no financial intermediary is specified will be periodically converted to Class I shares as authorized by MFD. If your Class A or Class B shares are converted to Class I shares pursuant to this conversion feature, all future purchases in your account will be invested in Class I shares. Shareholders will generally be provided with written notice at least 30 days prior to a conversion of their Class A or Class B shares to Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event for U.S. federal income tax purposes.

Sales Charges and Waivers and Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A or Class B shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver or reduction when you purchase or redeem shares. The waivers or reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Further details regarding these waivers and reductions are provided in Appendix A of this prospectus. It is your responsibility to inform your financial intermediary or MFSC upon purchasing fund shares of your eligibility for a sales charge waiver or reduction. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares. You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

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MFS West Virginia Municipal Bond Fund

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 or more	None	None

* Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $250,000 or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Purchases of the fund and exchanges out of the fund are subject to the MFS funds’ policies concerning disruptive trading practices. This includes exchanges out of the fund within a short period of time after purchase for the purpose of avoiding a higher initial sales charge on the MFS fund into which you exchange. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order believed to represent frequent or other disruptive trading. In such situations, the MFS funds may prohibit future purchases from you and/or the financial intermediary associated with your account. See “How to Purchase, Redeem, and Exchange Shares—Disruptive Trading” for more information regarding MFS funds’ policies concerning disruptive trading practices.

Class B Shares. Class B shares are not subject to an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

Class I Shares. Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R6 Shares. Eligible investors may purchase Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC. As discussed above, certain investments in Class A and Class B shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A and Class B shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of such class' 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I or Class R6 shares.

Financial Intermediary Compensation

The term "financial intermediary" refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, consultant, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and/or (iii) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries receive up-front commissions of up to the following percentage amount(s) for sales of the following share class(es):

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	4.25%
Class B	3.75%

In addition, certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to participate in MFD’s promotional efforts and/or in recognition of their marketing support, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the "Fees and Expenses" table in the fund's prospectus. MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary's preferred or

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MFS West Virginia Municipal Bond Fund

recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary. In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary's representatives and management, the ability to educate the representatives of the financial intermediary about the MFS funds, and the number of representatives of the financial intermediary potentially utilizing the MFS funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary's distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD also makes payments to certain financial intermediaries to help offset the costs associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, MFD makes other payments or allows other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class when a less expensive option with the same or similar characteristics is available or to recommend MFS funds instead of other funds that generate less or no compensation for the financial intermediary. Likewise, such compensation could create incentives for the financial intermediary to hold an investment longer than might be appropriate, or conversely, to make more frequent exchanges or other transactions than might be necessary.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You should ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges you. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with an MFS fund's purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of the fund through a retirement account, Section 529 tuition plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration. You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Purchases of Class B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B shares for the same share class of another MFS fund.

Class A and Class B Shares. You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases, you will not be able to purchase Class B shares. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares that would otherwise exceed the total account value limitation of $99,999 under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I and Class R6 Shares. You can establish an account through your financial intermediary or by contacting MFSC directly. You can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

Additional Purchases Directly Through MFSC.

• Mail. You may purchase additional shares by mailing a check with your investment instructions to MFSC.

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MFS West Virginia Municipal Bond Fund

• Telephone. You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application. Purchases via telephone are not available for certain types of accounts.

• Internet. You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R6 shares and certain types of accounts.

• Wire. To purchase additional shares by wire, call MFSC for instructions.

• Automatic Investment Plan. You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary. You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees. Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances.

In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a Medallion signature guarantee will generally be required. A Medallion signature guarantee will also generally be required if you want to send your redemption proceeds to a pre-designated bank account that was added or changed on your account within 30 days of your redemption order.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC's Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House. However, the fund may delay processing your redemption request for up to seven days. Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

If you recently purchased shares and subsequently request a redemption, redemption proceeds (other than in an exchange) for the shares you recently purchased will generally be delayed until money from such purchases sufficient to cover your redemption has been received and collected. Receiving and collecting payment can take up to seven business days after a purchase. You can avoid this delay by purchasing shares by wire transfer.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit. The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions. If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

• Mail. To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

• Telephone. If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

• Internet. If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R6 shares and certain types of accounts.

• Systematic Withdrawal Plan (not available for Class R6 shares). If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The fund may terminate any Systematic Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share

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redemptions (other than as a result of a Systematic Withdrawal Plan). Please contact MFSC or your financial intermediary for details.

• Checkwriting. You may redeem your Class A shares by writing checks against your account. There is no charge for this service. You must elect this privilege on your account application to use this service. Shares in your account equal in value to the amount of the check plus the applicable CDSC (if any) and any income tax required to be withheld (if any), are redeemed to cover the amount of the check. If your account value is not great enough to cover these amounts, your check will be dishonored. Checkwriting is not available for all accounts.

Redeeming Through Your Financial Intermediary. You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation. If a Medallion signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association that participates in a Medallion program recognized by the Securities Transfer Association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, change and make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates. If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions. Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, or Class I shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions. Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder's account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege. You can exchange your shares for shares of the same class, if available, of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading. No more than ten exchanges may be made in any one exchange request by telephone.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R6 shares). If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges; however, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares.

Disruptive Trading

General Purchase and Exchange Limitation Policy. The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC's judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks. To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., disruptive frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund's portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part

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because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Frequent Trading. The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $25,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to Section 529 tuition plans and MFS money market funds, or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations). MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $26,000 from the fund into two other MFS funds, by exchanging $13,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $25,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders. For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself. Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections, or cancellations imposed on the account. If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections, or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections, or cancellations imposed on the omnibus account. Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading. Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy. You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership, control, or influence. Any or all of these parameters (including those not listed) may change at any time. If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading that is disruptive to a fund. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If disruptive frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary. In reviewing trading activity, MFSC may determine that certain transactions entered into for legitimate purposes do not represent frequent trading activity that is disruptive to a fund.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts. MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors. MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries. There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Other Considerations

Unauthorized Transactions. MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does

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not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC. Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cybersecurity incident).

Unclaimed Accounts and Uncashed Checks. If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state's abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. When a traditional IRA account is transferred to a state as abandoned property, the IRS considers the transfer a taxable distribution subject to U.S. federal income tax withholding and reporting. The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions. U.S. law requires the fund to implement policies and procedures reasonably designed to prevent, detect, and report money laundering and other illegal activity. The fund, consistent with applicable U.S. law, may redeem your shares and close your account; suspend, restrict, or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if MFSC is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements. Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund's assets are traded in other markets on days when the fund does not price its shares, the value of the fund's assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments to MFS pursuant to the fund's valuation policy and procedures approved by the Board of Trustees. The Board of Trustees has designated MFS as the "valuation designee" of the fund. As valuation designee, MFS will determine the fair value, in good faith, of securities and other instruments held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply, and test fair value methodologies, and oversee and evaluate pricing services used in valuing the fund's investments. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with the fair valuation policy and procedures adopted by MFS.

Under the fund's valuation policy and procedures, market quotations are not considered to be readily available for debt instruments and many types of derivatives. These investments are generally valued at fair value as determined by MFS based on information from third-party pricing services or otherwise determined by MFS in accordance with its fair valuation policy and procedures. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads, and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but the fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost, and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.

The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to

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an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare a dividend daily and to pay any dividends to shareholders at least monthly.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available for Class A, Class B, and Class I shares:

• Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

• Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

• Dividend and capital gain distributions in cash; or

• Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS fund (not available for Class B shares).

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R6 shares can only be reinvested in additional shares of the fund, except (i) certain institutional shareholders, (ii) shareholders who purchase shares through brokerage programs of certain financial intermediaries, and (iii) shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible U.S. federal, state, and local and non-U.S. taxes. This discussion does not apply to shares of the fund held through tax-advantaged accounts such as retirement plans or by shareholders that are not "United States persons" under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

The fund expects to distribute substantially all of its income and gains annually. You may receive three different types of distributions from the fund: exempt-interest dividends; ordinary dividends; and capital gain dividends. Most distributions will be exempt-interest dividends, which are exempt from U.S. federal income tax. Ordinary dividends are normally subject to U.S. federal income tax at ordinary income tax rates. (The fund does not expect any distributions to be treated as qualified dividend income, which is taxed to individuals at reduced rates.) Distributions designated as capital gain dividends are taxable as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Any taxes that you pay on a distribution will be the same whether you receive the distribution in cash or have it reinvested in additional shares of the fund. If you buy shares when a fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution if you continue to hold the shares through that distribution’s record date.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

The fund's investments in derivatives may subject the fund to special tax rules that can affect the amount, timing or character of fund income and distributions to shareholders. The fund’s investments in certain debt instruments may cause the fund to recognize income in excess of the cash generated by such instruments. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the fund may have on the U.S. federal taxation of your benefits. In addition, an investment in the fund may result in liability for U.S. federal alternative minimum tax for individual shareholders.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by certain individuals, estates, and trusts to the extent their income exceeds certain threshold amounts.

The IRS Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for U.S. federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form is available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

State Tax Considerations. As long as the fund qualifies for treatment as a regulated investment company, it will not need to pay Massachusetts income or corporate excise tax.

The following discussion of state income tax considerations is very general and is directed at shareholders who are residents of West Virginia. In order for any portion of the fund’s distributions to be exempt from state personal income tax, the fund and its investments may have to meet certain requirements. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation.

For West Virginia personal income tax purposes, distributions derived from interest on municipal instruments of the State of West Virginia and political subdivisions thereof and from interest on qualifying securities issued by the United States and its territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to West Virginia personal income tax.

If you are not a resident of West Virginia, then your distributions from the fund, including exempt-interest dividends, will generally be subject to state income tax.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any

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MFS West Virginia Municipal Bond Fund

information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Shareholder Reports and Summary Prospectuses

The fund produces shareholder reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual shareholder report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund's most recently completed fiscal year expressed as a percentage of a class' average net assets during the period. Annual fund operating expenses have not been adjusted to reflect the fund's current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on October 31, 1984, with the offering of Class A shares, and subsequently offered Class B shares on September 7, 1993, Class I shares on April 1, 2016, and Class R6 shares on August 1, 2017.

In the "Performance Table," performance for each of Class I and Class R6 shares includes the performance of the fund's Class A shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

19

MFS West Virginia Municipal Bond Fund

Financial Highlights

The financial highlights are intended to help you understand a fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is filed with the SEC on Form N-CSR and is available online at funds.mfs.com and upon request by contacting MFSC (please see back cover for address and telephone number). The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

	Year ended
Class A	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.15	$10.15	$10.64	$11.19	$10.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.30	$0.25	$0.23	$0.28
Net realized and unrealized gain (loss)	(0.14)	(0.00)(w)	(0.48)	(0.55)	0.24
Total from investment operations	$0.16	$0.30	$(0.23)	$(0.32)	$0.52
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.30)	$(0.26)	$(0.23)	$(0.28)
Net asset value, end of period (x)	$10.00	$10.15	$10.15	$10.64	$11.19
Total return (%) (r)(s)(t)(x)	1.54	3.08	(2.08)	(2.90)	4.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	1.03	1.00	0.97	0.97
Expenses after expense reductions (f)	0.87	0.87	0.87	0.87	0.87
Net investment income (loss)	3.00	2.97	2.49	2.09	2.51
Portfolio turnover rate	12	21	24	21	23
Net assets at end of period (000 omitted)	$64,482	$68,855	$79,776	$94,024	$99,380

	Year ended
Class B	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.15	$10.15	$10.63	$11.18	$10.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.22	$0.18	$0.15	$0.20
Net realized and unrealized gain (loss)	(0.16)	0.01	(0.47)	(0.55)	0.23
Total from investment operations	$0.07	$0.23	$(0.29)	$(0.40)	$0.43
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.23)	$(0.19)	$(0.15)	$(0.20)
Net asset value, end of period (x)	$9.99	$10.15	$10.15	$10.63	$11.18
Total return (%) (r)(s)(t)(x)	0.68	2.31	(2.72)	(3.63)	3.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	1.78	1.75	1.72	1.72
Expenses after expense reductions (f)	1.62	1.62	1.62	1.62	1.62
Net investment income (loss)	2.26	2.22	1.74	1.35	1.78
Portfolio turnover rate	12	21	24	21	23
Net assets at end of period (000 omitted)	$51	$39	$49	$54	$109

20

MFS West Virginia Municipal Bond Fund

	Year ended
Class I	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.93	$8.94	$9.36	$9.84	$9.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.28	$0.24	$0.23	$0.27
Net realized and unrealized gain (loss)	(0.13)	(0.00)(w)	(0.41)	(0.48)	0.20
Total from investment operations	$0.16	$0.28	$(0.17)	$(0.25)	$0.47
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.29)	$(0.25)	$(0.23)	$(0.27)
Net asset value, end of period (x)	$8.80	$8.93	$8.94	$9.36	$9.84
Total return (%) (r)(s)(t)(x)	1.82	3.22	(1.72)	(2.63)	4.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	0.78	0.75	0.72	0.72
Expenses after expense reductions (f)	0.62	0.62	0.62	0.62	0.62
Net investment income (loss)	3.25	3.23	2.74	2.32	2.73
Portfolio turnover rate	12	21	24	21	23
Net assets at end of period (000 omitted)	$21,441	$21,196	$16,442	$16,290	$14,052

	Year ended
Class R6	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.93	$8.94	$9.36	$9.84	$9.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.29	$0.25	$0.23	$0.28
Net realized and unrealized gain (loss)	(0.13)	(0.00)(w)	(0.41)	(0.47)	0.21
Total from investment operations	$0.17	$0.29	$(0.16)	$(0.24)	$0.49
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.30)	$(0.26)	$(0.24)	$(0.28)
Net asset value, end of period (x)	$8.80	$8.93	$8.94	$9.36	$9.84
Total return (%) (r)(s)(t)(x)	1.89	3.30	(1.65)	(2.56)	5.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	0.70	0.67	0.64	0.64
Expenses after expense reductions (f)	0.55	0.54	0.54	0.54	0.54
Net investment income (loss)	3.32	3.30	2.85	2.38	2.83
Portfolio turnover rate	12	21	24	21	23
Net assets at end of period (000 omitted)	$4,740	$3,945	$3,226	$1,754	$824

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

21

MFS West Virginia Municipal Bond Fund

Appendix A - Waivers and Reductions of Sales Charges

This Appendix sets forth the various circumstances in which the initial sales charge (ISC) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction. Financial intermediaries may have different policies and procedures regarding the availability of ISC or CDSC waivers, which are discussed below. In all instances, it is your responsibility to notify your financial intermediary or MFSC at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular financial intermediary, shareholders will have to purchase fund shares through another financial intermediary or directly from the fund to receive these waivers or reductions. You should contact your financial intermediary or MFSC if you have questions on the waivers and reductions that apply to your account and/or transaction type, including whether your account is maintained at an omnibus level with the fund by your financial intermediary. The following Categories of waivers and reductions apply:

• Merrill Lynch (Merrill) – If Merrill is the record owner of your shares and/or broker of record on your account and the account is maintained at an omnibus level by Merrill with the fund, Category II waivers apply.

• Ameriprise Financial – If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained at an omnibus level by Ameriprise Financial with the fund, Category III waivers apply.

• Morgan Stanley – If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained at an omnibus level by Morgan Stanley with the fund, Category IV waivers apply.

• Raymond James – If you are invested in shares of the fund through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, and the account is maintained at an omnibus level by Raymond James with the fund, Category V waivers apply.

• Janney Montgomery Scott LLC (Janney) – If you are invested in shares of the fund through an account maintained at an omnibus level by or on behalf of Janney with the fund, Category VI waivers apply.

• Edward Jones – If you are invested in shares of the fund through an Edward Jones platform or account maintained at an omnibus level by Edward Jones with the fund, Category VII waivers apply.

• D.A. Davidson & Co. (D.A. Davidson) – If you are invested in shares of the fund through a D.A. Davidson platform or account maintained at an omnibus level by or on behalf of D.A. Davidson with the fund, Category VIII waivers apply.

• Baird – If you are invested in shares through a Baird platform or account maintained at an omnibus level by or on behalf of Baird with the fund, Category IX waivers apply.

• J.P. Morgan Securities LLC – If you are invested in shares of the fund through an applicable J.P. Morgan Securities LLC brokerage account, Category X waivers apply.

• Stifel, Nicolaus & Company, Incorporated (Stifel) – If you are invested in shares of the fund through an applicable Stifel brokerage account, Category XI waivers apply.

• All Others – Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II – XI.

Not all MFS funds offer each share class. In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund or MFS U.S. Government Cash Reserve Fund into Class A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if:

• the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund;

• the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or

• the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC. You should contact your financial intermediary or MFSC if you have questions on the sales charge waivers and reductions that apply in a transfer between accounts, including whether MFSC has the required information.

The CDSC may be waived from time to time pursuant to Conduct Rule 2341 of FINRA.

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

MFS West Virginia Municipal Bond Fund

WAIVERS AND REDUCTIONS

Financial Intermediary Category I

Eligible Accounts: Accounts that are not Eligible for Financial Intermediary Categories II – XI

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs; the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	√	√	√	√
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	√	√	√	√
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees), and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	√	√	√	√
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	√	√	√	√
Shares acquired by employees, directors, partners, officers, and trustees of any subadvisor to any MFS fund.	√	√	√	√

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries that have a selling agreement with MFD or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of such financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	√	√	√	√
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	√	√	√	√
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		√	√	√
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	√	√
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√

MFS West Virginia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		√	√	√
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		√	√	√
H. Asset-Based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	√	√
I. Insurance Company Separate Accounts
Shares acquired by insurance company separate accounts.	√	√
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		√	√	√
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		√
In connection with a conversion from Class A shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.		√
In connection with a conversion from Class B shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.			√
In connection with a conversion from Class C shares to Class I shares of the same fund as a result of no financial intermediary being specified on the account.				√
In connection with a conversion from Class I shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class B shares to Class A shares of the same fund.	√	√
In connection with an automatic conversion from Class C shares to Class A shares of the same fund.	√	√

In connection with a conversion from Class C shares to Class A shares of the same fund if the shareholder's financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	√	√		√
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	√
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	√
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	√
N. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived for purchases in excess of the maximum breakpoint amount described under "Description of Share Classes – Sales Charges and Waivers and Reductions" in the fund's prospectus.

Letter of Intent or Right of Accumulation provisions may apply for purposes of determining purchase amount as described below.

√

MFS West Virginia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
O. Miscellaneous

In connection with settlements reached between certain broker/dealers and FINRA, the SEC, and/or other regulatory bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the fund and concurrently purchase Class A shares without paying an initial sales charge.

	√	√
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of the fund's prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; Morgan Stanley Smith Barney LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Nationwide Financial Services, Inc.; GWFS Equities, Inc.; E*TRADE Securities LLC; and Nationwide Securities LLC.

	√	√

Q. LPL Mutual Funds Only Platform (Class A shares only)
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	√	√
R. U.S. Bancorp Investments, Inc., (USBI) Accounts Maintained at an Omnibus Level (Class A shares only)

Class C shares that are no longer subject to a contingent deferred sales charge are systematically converted to Class A shares of the same fund at net asset value pursuant to USBI’s policies and procedures.

√

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	√	√

In connection with a direct rollover of units from the MFS 529 Savings Plan to a Roth IRA held directly with MFSC pursuant to Section 126 of the SECURE 2.0 Act. Transfers of holdings of MFS Funds to a Roth IRA held with a brokerage firm or other financial intermediary and not established through MFSC are subject to the policies of such brokerage firm or financial intermediary which may differ with respect to such rollovers.

√

B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP, or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		√	√	√
Death, disability, or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		√	√	√

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement, and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		√	√	√
Loan from 401(a) or ESP Plan.		√	√	√
Financial hardship (as defined in U.S. Treasury Department Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		√	√	√
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		√	√	√
Tax-free return of excess 401(a) Plan, ESP Plan, IRA, or SAR-SEP contributions.		√	√	√
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		√	√	√

MFS West Virginia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Required minimum distributions pursuant to Internal Revenue Code rules made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age at which such distributions are required under Internal Revenue Code rules.

		√	√	√

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for shareholders with an LOI entered into prior to February 1, 2023, with a $1 million commitment) and investments in the MFS 529 Savings Plan. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder's name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder's order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds and/or any investments in the MFS 529 Savings Plan, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

• Individual accounts;

• Joint accounts;

• Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

• Certain single-participant retirement plan accounts;

• Certain Individual Retirement Accounts;

• Uniform Gifts/Transfers to Minor Acts accounts; and

• Accounts held in the name of your financial intermediary on your behalf.

In addition to the accounts set forth above which are eligible for linking, you may also combine any of your investments in the MFS 529 Savings Plan for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA and of any investments you have in the MFS 529 Savings Plan that are also able to be counted for purposes of obtaining reduced sales charges on purchases of Class A shares of any MFS fund. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds and of any investments in the MFS 529 Savings Plan that you believe are eligible to be counted under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds and investments in the MFS 529 Savings Plan that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined (including any MFS 529 Savings Plan investments) when transmitting your purchase order to the fund.

MFS West Virginia Municipal Bond Fund

Group Purchases. A bona fide group and all its members may be treated at MFD's discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A or Class A1 shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD. Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege. With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in Class A shares of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A shares will be credited to your account, and your new Class A shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B or Class C shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

MFS West Virginia Municipal Bond Fund

Financial Intermediary Category II

Eligible Accounts: Accounts with Merrill Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Merrill with the Fund

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end or contingent deferred) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end and Level Load Shares Available at Merrill

Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of

MFS West Virginia Municipal Bond Fund

mutual fund family assets held in accounts in their Merrill Household

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

MFS West Virginia Municipal Bond Fund

Financial Intermediary Category III

Eligible Accounts: Accounts Investing in Shares of the Fund with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained at an Omnibus Level by Ameriprise Financial with the Fund

Shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible only for the following front-end sales charge waivers (“ISC”) or contingent deferred sales charge (“CDSC”) waivers, as applicable, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (“ROA”) and Letter of Intent (“LOI”) programs) as described elsewhere in the fund's prospectus or SAI.

Sales Charge Waived

Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the same fund.	√	√
B. Employees/Registered Representatives of Ameriprise Financial
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	√	√

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial financial adviser and/or the adviser’s spouse, adviser’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), adviser’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	√	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to an ISC or CDSC.

	√	√	√
D. Retirement Plans

Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	√	√
E. Transactions Between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

	√	√
F. Death or Disability of Owner
Redemptions due to the death or disability of the shareholder.		√	√
G. Systematic Withdrawals

MFS West Virginia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC

Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Redemptions made in connection with a return of excess contributions from an IRA account.		√	√
Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

MFS West Virginia Municipal Bond Fund

Financial Intermediary Category IV

Eligible Accounts: Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained at an Omnibus Level with the Fund

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the fund’s prospectus or SAI. Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (ROA) and Letter of Intent (LOI) programs) as described elsewhere in the fund's prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

√
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	√
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

√

MFS West Virginia Municipal Bond Fund

Financial Intermediary Category V

Eligible Accounts: Accounts Investing in Shares through a Raymond James Platform or Account Maintained at an Omnibus Level by Raymond James with the Fund

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. In all instances, it is the purchaser's responsibility to notify the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. As described elsewhere in the fund's prospectus or SAI, there is no initial sales charge imposed on purchases of Class A shares pursuant to an Automatic Exchange Plan or purchased by exchange from another MFS fund.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Investment Advisory Programs
Shares purchased in a Raymond James investment advisory program.	√
B. Dividend and Distribution Reinvestment
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.	√
C. Employees/Registered Representatives of Raymond James
Shares acquired by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.	√
D. Large Purchases
Breakpoints as described in the fund's prospectus.	√
E. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√	√
F. Raymond James Share Class Conversion Program

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

√
G. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√	√
H. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of your first withdrawal under the plan(s) (or January 4, 2016, with respect to Class A shares, whichever is later).

		√	√	√
I. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√	√

MFS West Virginia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
J. Payment of Raymond James Fees
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.		√	√	√
K. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
L. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

MFS West Virginia Municipal Bond Fund

Financial Intermediary Category VI

Eligible Accounts: Accounts Maintained at an Omnibus Level by or on behalf of Janney Montgomery Scott LLC with the Fund

Shareholders purchasing fund shares through an account maintained at an omnibus level with the fund by Janney Montgomery Scott LLC (Janney), or by a clearing broker or custodian on behalf of Janney, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of Janney whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased of the same fund within the MFS fund family through reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of Janney
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the MFS fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	√	√	√
D. Transactions Between Share Classes and Funds
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.	√
Shares exchanged into the same share class of another MFS fund.		√	√
E. Death or Disability of Owner
Shares redeemed upon the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

		√	√
H. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

√
I. Payment of Janney Fees
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.		√	√

MFS West Virginia Municipal Bond Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Right Of Accumulation (ROA). ROA, which entitles shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of MFS fund family assets held by accounts within the shareholder's household at Janney. Eligible MFS fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets.

Letter of Intent (LOI). LOI, which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

MFS West Virginia Municipal Bond Fund

Financial Intermediary Category VII

Eligible Accounts: Accounts Investing in Shares of the Fund through an Edward Jones Platform or Account Maintained at an Omnibus Level by Edward Jones with the Fund

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the fund's prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MFS funds, or other facts qualifying the purchaser for breakpoints or waivers.  Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these breakpoints and waivers.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Fee-Based Programs
Shares purchased in an Edward Jones fee-based program.	√

Shares exchanged in an Edward Jones fee-based program.	√	√	√	√

B. Dividend and Distribution Reinvestment

Shares purchased within the MFS fund family through reinvestment of capital gains and dividend distributions.	√

C. Associates of Edward Jones

Shares acquired by associates of Edward Jones and its affiliates and other shareholders who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones' policies and procedures.

√
D. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the proceeds are from the sale of shares within 60 days of the purchase; and (ii) the sale and purchase are made in the same share class and one of the following applies: (a) the sale and purchase occur in the same account or (b) the sale proceeds are used to process an individual retirement account (“IRA”) contribution, excess contributions, conversion, recharacterization of contributions, or distribution, and the purchase is done in an account within the same pricing group (as determined by Edward Jones under its policies and procedures).

The Reinstatement Privilege excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

√

Shares acquired through NAV reinstatement.		√	√	√
E. Transactions between Share Classes and Funds

Shares converted from another share class into Class A shares of the same fund at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the fund's prospectus.

√
Shares converted from Class C into Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.	√

F. Death or Disability of Owner

MFS West Virginia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC

Shares sold on account of the death or disability of the account shareholder or 529 plan account beneficiary.		√	√	√

G. Systematic Withdrawals
Systematic withdrawals with respect to up to 10% per year of the account value determined at the time of the shareholder's first withdrawal under the plan(s).		√	√	√
H. Benefit Responsive Waivers for Retirement Accounts

Return of excess contributions from an IRA.		√	√	√

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the sale is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

		√	√	√

I. Payment of Edward Jones Fees
Shares sold to pay Edward Jones fees or costs but only if the transaction is initiated by Edward Jones.		√	√	√
J. Large Purchases
Breakpoint amounts as described in the fund's prospectus, subject to the Rights of Accumulation rules described below.	√
K. Minimum Balances

Shares sold at the discretion of Edward Jones for Minimum Balances, as described below.		√	√	√

Description of Certain Policies for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). A shareholder may pay a reduced or no initial sales charge on purchases of Class A shares if the shareholder intends to invest a specific dollar amount in any class of any MFS fund within a 13-month period. The LOI is determined by calculating the higher of the cost paid by the shareholder or the market value of any existing qualifying holdings (as calculated at the beginning of the 13-month period) in combination with the value that the shareholder intends to purchase over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during the 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.

If the shareholder does not purchase the intended amount within the 13-month period, the shareholder's account will be adjusted by selling the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce any sales charge previously paid. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Right Of Accumulation (ROA). Under the ROA, a shareholder may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the amount of the shareholder's investment with the shareholder's existing investments in the MFS funds, based on the higher of the cost paid by the shareholder minus sales or the current market value of the applicable MFS funds. For purposes of calculating the ROA, the shareholder's account may be grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") (as determined by Edward Jones under its policies and procedures). For purposes of calculating the ROA, holdings of shares of certain money market funds or shares held in group retirement plans are not taken into account. If grouping assets as a shareholder, the ROA includes all investments of a shareholder in the MFS funds held on the Edward Jones platform and/or held on other platforms. The inclusion of investments in the MFS funds held in accounts not maintained by Edward Jones is dependent on the shareholder notifying Edward Jones of such investments at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Other Important Information Regarding Transactions Through Edward Jones

MFS West Virginia Municipal Bond Fund

Minimum Purchase Amounts. Purchases by shareholders will be subject to a $250 initial purchase minimum and no subsequent purchase minimum.

Minimum Balances. Edward Jones has the right to sell at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not subject to this minimum balance policy: (1) a fee-based account held on an Edward Jones platform; (2) a 529 account held on an Edward Jones platform; or (3) an account with an active systematic investment plan or LOI (as defined above).

Changing Share Classes. At any time it deems necessary, Edward Jones has the authority to convert at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

MFS West Virginia Municipal Bond Fund

Financial Intermediary Category VIII

Eligible Accounts: Accounts Investing in Shares of the Fund through a D.A. Davidson & Co. Platform or Account Maintained at an Omnibus Level by or on behalf of D.A. Davidson & Co. with the Fund

Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson &. Co. (D.A. Davidson) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which D.A. Davidson provides trade execution, clearance, and/or custody services, where such account is maintained on an omnibus level with the fund by D.A. Davidson, or by a clearing broker or custodian on behalf of D.A. Davidson, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI. Customers of D.A. Davidson whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased within the MFS fund family through systematic reinvestment of capital gains and dividend distributions.	√
B. Employees/Registered Representatives of D.A. Davidson
Shares acquired by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redeemed shares of the MFS fund family so long as the following conditions are met (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of D.A. Davidson.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
F. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
G. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√

Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts if the redemption is taken in or after the year the shareholder reaches the qualified age based on IRS regulations.

		√	√

MFS West Virginia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
H. Rights of Accumulation

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial adviser about such assets.

√
I. Letters of Intent

Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MFS fund family over a 13-month time period. Eligible MFS fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

√

MFS West Virginia Municipal Bond Fund

Financial Intermediary Category IX

Eligible Accounts: Accounts Investing in Shares through a Baird Platform or Account Maintained at an Omnibus Level by or on behalf of Baird with the Fund

Shareholders purchasing fund shares through a Baird platform or account maintained at an omnibus level with the fund by Baird, or by a clearing broker or custodian on behalf of Baird, will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or the SAI. Customers of Baird whose accounts are established directly with the fund are not eligible for these waivers and discounts.

Shareholders remain eligible for volume breakpoints as described in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	√
B. Employees/Registered Representatives of Baird
Shares acquired by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.	√
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions from another MFS fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge (also known as "Rights of Reinstatement").

	√	√	√
D. Transactions between Share Classes and Funds

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

√
Shares exchanged into the same share class of another MFS Fund.	√	√	√
E. Retirement Plans

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
F. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		√	√
G. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.		√	√
H. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√

MFS West Virginia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
I. Payment of Baird Fees
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.		√	√
J. Rights of Accumulation

Rights of Accumulations (ROAs) which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MFS fund family assets held by accounts within the purchaser’s household at Baird. Eligible MFS fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial adviser about such assets.

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K. Letters of Intent
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MFS fund family assets through Baird, over a 13-month period of time.	√

MFS West Virginia Municipal Bond Fund

Financial Intermediary Category X

Eligible Accounts: Accounts Investing in Shares through a J.P. Morgan Securities LLC Platform or Account Maintained at an Omnibus Level by J.P. Morgan Securities LLC with the Fund

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund's prospectus or SAI.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Transactions between Share Classes

Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

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A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

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B. Retirement Plans

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

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C. J.P. Morgan Securities LLC Self-Directed Investing accounts
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.	√
D. Reinstatement Privilege
Shares purchased through rights of reinstatement.	√
Shares acquired through a right of reinstatement.		√	√
E. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).	√
F. Employees/Registered Representatives of J.P. Morgan Securities LLC
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.	√
G. Death or Disability of Owner
Shares sold upon the death or disability of the shareholder.		√	√
H. Systematic Withdrawals
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.		√	√
I. Benefit Responsive Waivers for Retirement Accounts
Shares purchased in connection with a return of excess contributions from an IRA account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.		√	√

MFS West Virginia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
J. Large Purchases
Breakpoints as described in the prospectus.	√
K. Rights of Accumulation

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

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L. Letters of Intent
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).	√

MFS West Virginia Municipal Bond Fund

Financial Intermediary Category XI

Eligible Accounts: Accounts Investing in Shares through a Stifel Platform or Account Maintained at an Omnibus Level by Stifel with the Fund

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Stifel continually looks to provide its clients with the lowest cost share class available based on account type. Stifel reserves the right and you consent to the conversion of shares to the lowest cost share class available at Stifel if such share class becomes available or upon transfer of shares into an advisory program.

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
A. Front-end sales charge waivers on Class A shares available at Stifel

A shareholder in the fund's Class C shares will have such Class C shares converted at net asset value to Class A shares of the fund in the 7th year following the anniversary of the purchase date pursuant to Stifel’s policies and procedures. To the extent that the fund's prospectus elsewhere provides for a waiver with respect to the conversion of Class C shares following a shorter holding period, that waiver will apply.

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Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.	√
Shares purchased in an Stifel fee-based advisory program (often referred to as a “wrap” program).	√

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund or other fund within the MFS fund family.	√

Shares purchased from the proceeds of redemptions within the MFS fund family provided the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.

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Shares from rollovers into Stifel from retirement plans to IRAs.	√

Purchases of 529 Plans through a rollover from another 529 plan.	√
Purchases of 529 Plans made for reinvestment of refunded amounts.	√

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to MFS, if applicable. Any future purchases are subject to the applicable Class A sales charge as disclosed in the applicable fund’s prospectus.

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Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

√
B. CDSC Waivers on Class A and Class C Shares
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.		√	√
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.		√	√

MFS West Virginia Municipal Bond Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class C CDSC
Return of excess contributions from an IRA Account.		√	√
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.		√	√
Shares acquired through a right of reinstatement.		√	√
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.		√	√
Shares exchanged or sold in a Stifel fee-based program.		√	√

C. Rights of Accumulation (ROA)

ROA that entitles shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the MFS fund family held by accounts within the purchaser’s household at Stifel. Ineligible assets include holdings of MFS U.S. Government Money Market Fund and Class A shares of MFS U.S. Government Cash Reserve Fund, which do not assess a front-end sales charge. Eligible assets not held at Stifel may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

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MFS West Virginia Municipal Bond Fund

MFS West Virginia Municipal Bond Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention: Fund Secretary. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS West Virginia Municipal Bond Fund, the following documents are available free upon request:

Annual/Semiannual Reports and Form N-CSR Filings. The fund’s annual and semiannual shareholder reports and Form N-CSR contain information about the fund’s actual investments. Annual shareholder reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year. Form N-CSR includes the fund’s annual and semiannual financial statements.

Statement of Additional Information (SAI). The SAI, dated July 29, 2025, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the SAI, annual/semiannual shareholder reports, fund financial statements, and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Telephone: 1-800-225-2606

Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The fund’s Investment Company Act file number is 811-4096.

HOW TO CONTACT US

Website mfs.com MFS TALK 1-800-637-8255 24 hours a day	Account service and literature Shareholders 1-800-225-2606 Investment professionals 1-800-343-2829 Retirement plan services 1-800-637-1255	Mailing address MFS Service Center, Inc. P.O. Box 219341 Kansas City, MO 64121-9341 Overnight mail MFS Service Center, Inc. Suite 219341 801 Pennsylvania Avenue Kansas City, MO 64105-1307

Statement of Additional Information

July 29, 2025

Fund	Ticker Symbol
	Class A	Class B	Class C	Class I	Class A1	Class B1	Class R6
MFS® Alabama Municipal Bond Fund	MFALX	MBABX	N/A	MLALX	N/A	N/A	MPOLX
MFS® Arkansas Municipal Bond Fund	MFARX	MBARX	N/A	MARLX	N/A	N/A	MPRAX
MFS® California Municipal Bond Fund	MCFTX	MBCAX	MCCAX	MCAVX	N/A	N/A	MPOAX
MFS® Georgia Municipal Bond Fund	MMGAX	MBGAX	N/A	MGATX	N/A	N/A	MPGOX
MFS® Maryland Municipal Bond Fund	MFSMX	MBMDX	N/A	MMDIX	N/A	N/A	MPMDX
MFS® Massachusetts Municipal Bond Fund	MFSSX	MBMAX	N/A	MTALX	N/A	N/A	MPMAX
MFS® Mississippi Municipal Bond Fund	MISSX	MBMSX	N/A	MMSTX	N/A	N/A	MPMSX
MFS® Municipal Income Fund	MFIAX	MMIBX	MMICX	MIMIX	MMIDX	MMIGX	MPMNX
MFS® Municipal Intermediate Fund	MIUAX	N/A	MIUCX	MIUIX	N/A	N/A	MIURX
MFS® New York Municipal Bond Fund	MSNYX	MBNYX	MCNYX	MNYLX	N/A	N/A	MPNYX
MFS® North Carolina Municipal Bond Fund	MSNCX	MBNCX	MCNCX	MNCLX	N/A	N/A	MPNCX
MFS® Pennsylvania Municipal Bond Fund	MFPAX	MBPAX	N/A	MPALX	N/A	N/A	MPPAX
MFS® South Carolina Municipal Bond Fund	MFSCX	MBSCX	N/A	MTSCX	N/A	N/A	MPOCX
MFS® Virginia Municipal Bond Fund	MSVAX	MBVAX	MVACX	MIVAX	N/A	N/A	MPVOX
MFS® West Virginia Municipal Bond Fund	MFWVX	MBWVX	N/A	MWVIX	N/A	N/A	MPWVX

This Statement of Additional Information ("SAI") contains additional information about each fund listed above (references to "a Fund" or "the Fund" mean each Fund listed on the cover page, and should be read in conjunction with the Fund's Prospectus dated July 29, 2025, as may be amended or supplemented from time to time. The Fund's financial statements are incorporated into this SAI by reference to the Fund's most recent annual Form N-CSR ("Form N-CSR") filed with the U.S. Securities and Exchange Commission (the "SEC"). The Fund's financial statements are set forth in Item 7 of the Fund’s annual Form N-CSR, which is available at the hyperlink noted below for the Trust.

MFS Municipal Series Trust

You may obtain a copy of the Fund's Prospectus and Annual Report without charge by contacting the Fund's transfer agent, MFS Service Center, Inc. (please see back cover for address and telephone number).

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current prospectus.

JULY-SAI-COMBINED-072925

Table of Contents:

DEFINITIONS

"1940 Act" – the Investment Company Act of 1940 and the rules and regulations thereunder, as amended from time to time, and as such Act, rules or regulations are interpreted by the SEC.

"Board" – the Board of Trustees of the Trust.

"Employer Retirement Plans" – includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the Fund at an omnibus level.

"Financial intermediary" – includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company and any other institution having a selling, administration or other similar agreement with MFD, MFS, or any of their affiliates.

"Fund" – references to "a Fund" or "the Fund" mean each Fund listed on the cover page, unless otherwise noted.

"Independent Trustees" – trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund.

"Majority Shareholder Vote" – as defined currently in the 1940 Act to be the lesser of (i) 67% or more of the voting securities present at a meeting at which holders of voting securities representing more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities.

"MFD" or the "Distributor" – MFS Fund Distributors, Inc., a Delaware corporation.

"MFS" – Massachusetts Financial Services Company, a Delaware corporation.

"MFSC" – MFS Service Center, Inc., a Delaware corporation.

"MFS Fund" – a fund managed by MFS and overseen by the Board.

"MFS Funds" – collectively, the funds managed by MFS and overseen by the Board.

"Prospectus" – the Prospectus of the Fund, dated July 29, 2025, as may be amended or supplemented from time to time.

"SEC" – U.S. Securities and Exchange Commission.

"Trust" – references to a "Trust" mean the Massachusetts business trust of which the Fund is a series, or, if the Fund is itself a Massachusetts business trust, references to a "Trust" shall mean the Fund.

MANAGEMENT OF THE FUND

Organization of the Fund

MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS Municipal Income Fund, MFS Municipal Intermediate Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund, each an open-end investment company, are series of MFS Municipal Series Trust, a Massachusetts business trust organized in 1984. MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Municipal Income Fund, MFS Municipal Intermediate Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, and MFS Virginia Municipal Bond Fund, are diversified funds. MFS Mississippi Municipal Bond Fund and MFS West Virginia Municipal Bond Fund are non-diversified funds.

Trustees/Officers

Board Leadership Structure and Oversight — The following provides an overview of the leadership structure of the Board and the Board’s oversight of the MFS Funds’ risk management process. As of the date of this SAI, the Board consists of 12 Trustees, 11 of whom are Independent Trustees. An Independent Trustee serves as Chair of the Board. Taking into account the number, the diversity and the complexity of the MFS Funds overseen by the Board and the aggregate amount of assets under management in the MFS Funds, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain specific matters to Committees of the Board. Each of the seven standing Committees of the Board, to which the Board has delegated certain authority and oversight responsibilities, consists exclusively of Independent Trustees. In connection with each of the Board’s regular meetings, the Independent Trustees meet separately from MFS with their counsel. The Independent Trustees also meet regularly with the MFS Funds’ Chief Compliance Officer (who is also MFS' Chief Compliance Officer) to receive reports regarding the compliance of the MFS Funds with the federal securities laws and the MFS Funds’ compliance policies and procedures. The Board reviews its leadership structure periodically and believes that its structure is appropriate to enable the Board to exercise its oversight of the MFS Funds.

Each MFS Fund has retained MFS as its investment adviser and administrator. MFS provides each MFS Fund with investment advisory services, and is responsible for day-to-day administration of each MFS Fund and management of the risks that arise from each MFS Fund's investments and operations. Certain employees of MFS serve as each MFS Fund's officers, including each MFS Fund's principal executive officer and principal financial and accounting officer. The Board provides oversight of the services provided by MFS and its affiliates, including the risk management activities of MFS and its affiliates (including those related to cybersecurity). In addition, each Committee of the Board provides oversight of its risk management activities with respect to the particular activities within the Committee’s purview. In the course of providing oversight, the Board and the Committees receive a wide range of reports on each MFS Fund's activities, including reports on each MFS Fund’s investment portfolio, the compliance of each MFS Fund with applicable laws, and each MFS Fund’s financial accounting and reporting. The Board also meets periodically with the portfolio managers of each MFS Fund to receive reports regarding the

1

management of each MFS Fund, including its investment risks. The Board and the relevant Committees meet periodically with MFS’ Global Head of Enterprise Risk to receive reports on MFS’ and its affiliates’ risk management activities, including their efforts to (i) identify key risks that could adversely affect the MFS Funds or MFS; (ii) implement processes and controls to mitigate such key risks; and (iii) monitor business and market conditions in order to facilitate the processes described in (i) and (ii) above. In addition, the Board and the relevant Committees oversee risk management activities related to the key risks associated with services provided by various non-affiliated service providers through the receipt of reports prepared by MFS, and, in certain circumstances, through the receipt of reports directly from service providers, such as in the case of each MFS Fund's auditor and custodian. As the Fund's operations are carried out by service providers, the Board's oversight of the risk management processes of the service providers, including processes to address cybersecurity and other operational failures, is inherently limited.

Trustees and Officers -- Identification and Background — The identification and background of the Trustees and Officers of the Trust, as well as an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Fund should so serve, are set forth in APPENDIX A.

Trustee Compensation and Committees — Compensation paid to the Independent Trustees for certain specified periods, as well as information regarding Committees of the Board, is set forth in APPENDIX B.

Share Ownership

Information concerning the ownership of Fund shares (i) by Trustees and officers of the Trust as a group, as well as the dollar value range of each Trustee’s share ownership in the Fund and, on an aggregate basis, in the MFS Funds, (ii) by investors who are deemed to “control” the Fund, if any, and (iii) by investors who own 5% or more of any class of Fund shares (if no classes, of the Fund), if any, is set forth in APPENDIX C.

Portfolio Manager(s)

Information regarding other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest of the Fund's portfolio manager(s), is set forth in APPENDIX D.

Contractual Arrangements

The Fund has entered into contractual arrangements with an investment adviser, distributor, shareholder servicing agent, and custodian, among others, who each provide services to the Fund. Unless expressly stated otherwise, shareholders of the Fund are not parties to, or intended beneficiaries of, these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Fund, other than any rights conferred by federal or state securities laws that may not be waived.

Investment Adviser

MFS provides the Fund with investment advisory services. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company).

In rendering investment advisory services to the Fund, MFS may use the resources of one or more foreign (non-U.S.) affiliates of MFS that are not registered under the Investment Advisers Act of 1940, as amended (the Advisers Act) (the MFS Non-U.S. Advisory Affiliates) to provide portfolio management, research and/or trading services to the Fund. Under a Memorandum of Understanding (the MOU), each of the MFS Non-U.S. Advisory Affiliates are "Participating Affiliates" of MFS as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use investment advisory and trading resources of advisory affiliates not registered under the Advisers Act subject to the supervision of the U.S. registered adviser. Any employees of the Participating Affiliates who provide services to the Fund are considered under the MOU to be “associated persons” of MFS as that term is defined in the Advisers Act and are subject to the supervision of MFS.

MFS generally uses an active bottom-up investment approach to buying and selling investments for the Fund. For the Fund, investments are typically selected primarily based on fundamental analysis or, where specified in the Fund's Prospectus, a blend of fundamental and quantitative research. Fundamental analysis takes into account an issuer's financial condition and market, economic, political, and regulatory conditions. MFS may consider environmental, social, and governance (ESG) factors in its fundamental investment analysis and security selection process alongside more traditional economic factors where MFS believes such ESG factors could materially impact the economic value of an issuer. MFS believes that certain ESG factors could materially impact the value of an issuer by representing a source of economic opportunity that contributes to an issuer's growth and outperformance relative to its peer group or a source of risk that may result in a condition or the occurrence of an event that could have a material negative impact on an issuer's value. MFS’ consideration of the impact of ESG factors on the value of an issuer often involves a long-term investment horizon, and the impact of such ESG factors may not be realized in the short term. Examples of potentially material ESG opportunities and risks may include, but are not limited to, physical and transitional impacts related to climate change, resource depletion, shifting market or consumer preferences or demand, an issuer's governance structure and practices, data protection and privacy issues, diversity and labor practices, and regulatory and reputational risks. In conducting analysis of ESG factors, MFS' investment professionals may use a variety of tools, including, but not limited to, (i) proprietary issuer and industry research, (ii) internally developed analytical tools designed to evaluate issuer performance and risk-exposure, and (iii) third-party generated issuer and industry research and ratings.

MFS investment and proxy voting professionals may also incorporate ESG factors when engaging with an issuer's management team, board of directors, or other representatives in order (i) to better understand the risks and opportunities that a particular ESG issue may present for an issuer; (ii) to communicate MFS' views with respect to a financially material ESG issue; or (iii) to inform proxy voting decisions. Such engagement activities will not necessarily result in any changes to an issuer's ESG-related practices. The extent to which an investment professional considers ESG factors in conducting fundamental investment analysis and the extent to which ESG factors impact a Fund's return will depend on a number of variables, such as a Fund's investment strategy, the types of asset classes held in a Fund, a Fund’s regional and geographic exposures, and an investment professional's assessment and analysis of a specific ESG issue. Each investment professional

2

makes their own decisions with respect to which ESG factors to consider and how much consideration, if any, to give to ESG factors in the security analysis and investment selection process. The extent that MFS' integration of ESG factors into its investment process impacts the investment performance of a Fund may be difficult to quantify and can vary significantly over time. In addition, ESG-related information generated by third-party data providers may be inaccurate, incomplete, inconsistent, and out-of-date, which may adversely impact an investment professional's analysis of the ESG factors relevant to an issuer.

MFS may also participate in organizations, initiatives, or other collaborative industry efforts to enhance MFS' knowledge of specific ESG issues or to support ESG-related initiatives that MFS believes may have a material impact on its investment decisions. MFS may also engage regarding financially material ESG topics with other organizations, such as the Financial Accounting Standards Board, the International Accounting Standards Board, and the Global Reporting Initiative. The requirements for participation in these organizations and initiatives vary, and certain organizations, initiatives and efforts require a commitment from MFS to adopt a framework for achieving the aims of such organization or initiative. MFS believes that climate change, the policies designed to combat it, and consumer or other shifts that occur because of society’s efforts to mitigate its effects could materially impact the value of an issuer. As such, MFS seeks to achieve net zero carbon emissions (“net zero”) for a designated portion of its assets under management by 2050. MFS has designed this net zero target to be based on engagement with portfolio companies to implement and execute their own net zero plans and targets. As such, MFS will not introduce investment restrictions or goals in any account or strategy solely for the purposes of reaching net zero, and there is no assurance that MFS will achieve net zero for all or any portion of its assets under management. MFS' participation in any organization or initiative and its net zero target is subject to its fiduciary responsibilities to the Fund, and therefore MFS may fail to act or may take actions that are inconsistent with the purpose, goals or aspirations of these organizations or initiatives or its net zero target if, in MFS' judgment, it is in the best economic interests of the Fund to do so.

MFS votes proxies on behalf of the Fund pursuant to the proxy voting policies and procedures set forth in APPENDIX E. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available by August 31 of each year without charge by calling 1-800-225-2606, by visiting mfs.com/proxyvoting and selecting the Fund's name, or by visiting the SEC’s website at http://www.sec.gov.

In addition to the conflicts of interest discussed elsewhere in this SAI, MFS has other conflicts of interest related to its service as investment adviser to the Fund and other funds and accounts (collectively, accounts), its other business activities, and its employees. In order to minimize conflicts of interest, all employees of MFS are subject to policies and/or procedures regarding conflicts of interest, appropriate business conduct, confidential and proprietary information, information barriers, private investments, personal trading, insider trading, gifts and entertainment, political and charitable contributions, outside business activities, vendor management, and other topics. These policies and procedures are intended to identify and mitigate conflicts of interest with or among clients, MFS employees, and business partners, and to resolve appropriately any such conflicts of interest that may occur. There is no guarantee that MFS will be successful in identifying or mitigating conflicts of interest.

MFS advises multiple accounts (including accounts in which MFS, an affiliate, an employee, an officer, or a director has an interest). Investment and voting decisions made for one or more accounts may compete with, differ from, conflict with, or involve different timing from investment and voting decisions made for the Fund. MFS' acting as investment adviser to multiple accounts could have a detrimental effect on the price, terms, or availability of a security with respect to the Fund. In certain instances, there are securities that are suitable for the Fund as well as for one or more other accounts advised by MFS or any subsidiary of MFS (including accounts in which MFS, an affiliate, an employee, an officer, or a director has an interest) or that MFS believes should no longer be held by the Fund or by such other accounts. It is possible that a particular security is bought or sold for only one account even though it might be held by, or bought or sold for, other accounts. Some simultaneous transactions are inevitable when several accounts receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one account. The simultaneous management of multiple accounts creates conflicts of interest, including, but not limited to, circumstances where MFS, an affiliate, an employee, an officer, or a director has an interest in one or more accounts, where one or more accounts pays higher asset-based fees or performance-based fees, or where the availability or liquidity of investment opportunities is limited. MFS also has other incentives to favor different clients or accounts, including, but not limited to, a client with greater overall assets under management or the potential for greater assets under management, accounts invested in investment strategies that are of particular focus for MFS for distribution purposes, accounts believed to be at risk of termination, accounts associated with a particular consultant or financial intermediary whose business MFS wants to retain or from whom MFS wants to win additional business, or clients in a particular region or industry in which MFS would like to grow its business. This creates the potential for MFS to favor one account over another. MFS may favor an account by allocating to it greater time and attention, superior investment opportunities or access to limited availability investment opportunities. MFS has adopted policies and procedures reasonably designed to ensure that it does not favor one account over another; however, this does not mean all accounts will be treated identically.

MFS has adopted policies that it believes are reasonably designed to ensure that when two or more accounts (including accounts in which MFS, an affiliate, an employee, an officer, or a director has an interest) are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among accounts in a manner believed by MFS to be fair and equitable to each account over time. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or availability of a security with respect to the Fund.

When executing orders, MFS may aggregate multiple orders for the same instrument into a single trade as long as aggregation is unlikely to work to the overall disadvantage of any participating account over time. MFS does not generally aggregate orders for related accounts (which include certain accounts that are managed by MFS for the sole benefit of itself or its subsidiaries as well as any trade error account) with orders for other client accounts, and will trade for such related accounts in a manner that it believes will not disadvantage other client accounts. Related accounts do not include accounts owned by employees or officers of MFS or its subsidiaries, accounts created by MFS or its subsidiaries to establish a track record for future distribution, accounts that are funded by MFS or a subsidiary and open for sale to third parties, and accounts managed by MFS or its subsidiaries for Sun Life Financial, Inc., and its subsidiaries. MFS seeks to ensure fairness among client accounts over time through application and monitoring of its allocation policies and procedures.

If MFS executes purchase and sale transactions between the Fund and other accounts managed by MFS or its affiliates (cross-trades), MFS may have an incentive to favor one account over another by exchanging securities at a price that is advantageous to the favored account, or selling less liquid securities from the favored account to another account. Cross-trade transactions entered into by the Fund are executed in

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accordance with applicable rules and regulations under the 1940 Act and related policies approved by the Board. To the extent permitted by applicable law, certain MFS Funds may invest their assets in other funds advised by MFS, including funds that are advised by one or more of the same portfolio manager(s), which could result in conflicts of interest relating to asset allocation, timing of fund purchases and redemptions, and increased profitability for MFS and/or its personnel, including portfolio managers.

Investment Advisory Agreement – MFS manages the Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, MFS provides the Fund with investment advisory services. Subject to such policies as the Trustees may determine, MFS makes investment decisions for the Fund. For these services, MFS receives an investment advisory fee, computed and paid monthly, as follows:

For MFS Alabama Municipal Bond Fund, the management fee set forth in the Investment Advisory Agreement is 0.45% of the Fund’s average daily net assets annually. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund's Board. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the Fund's Board, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the Fund's average daily net assets. MFS has agreed in writing to bear the Fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund's investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.90% of the class' average daily net assets annually for Class A shares, 1.65% of the class' average daily net assets annually for Class B shares, 0.65% of the class' average daily net assets annually for Class I shares, and 0.59% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund's Board, but such agreement will continue until at least July 31, 2026.

For MFS Arkansas Municipal Bond Fund, the management fee set forth in the Investment Advisory Agreement is 0.45% of the Fund’s average daily net assets annually. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund's Board. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the Fund's Board, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the Fund's average daily net assets. MFS has agreed in writing to bear the Fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.70% of the class' average daily net assets annually for Class A shares, 1.45% of the class' average daily net assets annually for Class B shares, 0.60% of the class' average daily net assets annually for Class I shares, and 0.53% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund's Board, but such agreement will continue until at least July 31, 2026.

For MFS California Municipal Bond Fund, the management fee set forth in the Investment Advisory Agreement is 0.45% of the Fund’s average daily net assets annually. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund's Board. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the Fund's Board, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the Fund's average daily net assets. MFS has agreed in writing to bear the Fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.65% of the class' average daily net assets annually for Class A shares, 1.40% of the class' average daily net assets annually for Class B shares, 1.55% of the class' average daily net assets annually for Class I shares, and 0.49% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund's Board, but such agreement will continue until at least July 31, 2026.

For MFS Georgia Municipal Bond Fund, the management fee set forth in the Investment Advisory Agreement is 0.45% of the Fund’s average daily net assets annually. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund's Board. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the Fund's Board, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the Fund's average daily net assets. MFS has agreed in writing to bear the Fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.90% of the class' average daily net assets annually for Class A shares, 1.65% of the class' average daily net assets annually for Class B shares, 0.65% of the class' average daily net assets annually for Class I shares, and 0.60% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund's Board, but such agreement will continue until at least July 31, 2026.

For MFS Maryland Municipal Bond Fund, the management fee set forth in the Investment Advisory Agreement is 0.45% of the Fund’s average daily net assets annually. MFS has agreed in writing to reduce its management fee by a specified amount if

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certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund's Board. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the Fund's Board, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the Fund's average daily net assets. MFS has agreed in writing to bear the Fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.83% of the class' average daily net assets annually for Class A shares, 1.58% of the class' average daily net assets annually for Class B shares, 0.58% of the class' average daily net assets annually for Class I shares, and 0.53% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund's Board, but such agreement will continue until at least July 31, 2026.

For MFS Massachusetts Municipal Bond Fund, the management fee set forth in the Investment Advisory Agreement is 0.45% of the Fund's average daily net assets annually. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund's Board. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the Fund's Board, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the Fund's average daily net assets. MFS has agreed in writing to bear the Fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.82% of the class' average daily net assets annually for Class A shares, 1.57% of the class' average daily net assets annually for Class B shares, 0.57% of the class' average daily net assets annually for Class I shares, and 0.50% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund's Board, but such agreement will continue until at least July 31, 2026.

For MFS Mississippi Municipal Bond Fund, the management fee set forth in the Investment Advisory Agreement is 0.45% of the Fund’s average daily net assets annually. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund's Board. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the Fund's Board, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the Fund's average daily net assets. MFS has agreed in writing to bear the Fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.76% of the class' average daily net assets annually for Class A shares, 1.41% of the class' average daily net assets annually for Class B shares, 0.66% of the class' average daily net assets annually for Class I shares, and 0.60% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund's Board, but such agreement will continue until at least July 31, 2026.

For MFS Municipal Income Fund, the management fee set forth in the Investment Advisory Agreement is 0.40% of the Fund’s average daily net assets annually up to $1.3 billion; 0.37% of the Fund’s average daily net assets annually in excess of $1.3 billion and up to $2 billion; 0.35% of the Fund’s average daily net assets annually in excess of $2 billion and up to $5 billion; 0.34% of the Fund's average daily net assets annually in excess of $5 billion and up to $10 billion; and 0.33% of the Fund's average daily net assets annually in excess of $10 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund's Board. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the Fund's Board, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the Fund's average daily net assets. MFS has agreed in writing to bear the Fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.73% of the class' average daily net assets annually for Class A shares, 1.48% of the class' average daily net assets annually for each of Class B and Class C shares, 0.48% of the class' average daily net assets annually for each of Class A1 and Class I shares, 0.42% of the class' average daily net assets annually for Class R6 shares, and 1.23% of the class' average daily net assets annually for Class B1 shares. This written agreement will continue until modified by the Fund's Board, but such agreement will continue until at least July 31, 2026.

For MFS Municipal Intermediate Fund, the management fee set forth in the Investment Advisory Agreement is 0.35% of the Fund's average daily net assets annually up to $1 billion; 0.325% of the Fund's average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.30% of the Fund's average daily net assets annually in excess of $2.5 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund's Board. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the Fund's Board, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the Fund's average daily net assets. MFS has agreed in writing to bear the Fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim

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recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.70% of the class' average daily net assets annually for Class A shares, 1.45% of the class' average daily net assets annually for Class C shares, 0.45% of the class' average daily net assets annually for Class I shares, and 0.38% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund's Board, but such agreement will continue until at least July 31, 2026.

For MFS New York Municipal Bond Fund, the management fee set forth in the Investment Advisory Agreement is 0.45% of the Fund’s average daily net assets annually. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund's Board. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the Fund's Board, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the Fund's average daily net assets. MFS has agreed in writing to bear the Fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund's investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.83% of the class' average daily net assets annually for Class A shares, 1.58% of the class' average daily net assets annually for each of Class B and Class C shares, 0.58% of the class' average daily net assets annually for Class I shares, and 0.52% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund's Board, but such agreement will continue until at least July 31, 2026.

For MFS North Carolina Municipal Bond Fund, the management fee set forth in the Investment Advisory Agreement is 0.45% of the Fund’s average daily net assets annually. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund's Board. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the Fund's Board, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the Fund's average daily net assets. MFS has agreed in writing to bear the Fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.84% of the class' average daily net assets annually for Class A shares, 1.59% of the class' average daily net assets annually for each of Class B and Class C shares, 0.59% of the class' average daily net assets annually for Class I shares, and 0.52% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund's Board, but such agreement will continue until at least July 31, 2026.

For MFS Pennsylvania Municipal Bond Fund, the management fee set forth in the Investment Advisory Agreement is 0.45% of the Fund's average daily net assets annually. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund's Board. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the Fund's Board, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the Fund's average daily net assets. MFS has agreed in writing to bear the Fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.69% of the class' average daily net assets annually for Class A shares, 1.44% of the class' average daily net assets annually for Class B shares, 0.59% of the class' average daily net assets annually for Class I shares, and 0.52% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund's Board, but such agreement will continue until at least July 31, 2026.

For MFS South Carolina Municipal Bond Fund, the management fee set forth in the Investment Advisory Agreement is 0.45% of the Fund’s average daily net assets annually. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund's Board. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the Fund's Board, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the Fund's average daily net assets. MFS has agreed in writing to bear the Fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.84% of the class' average daily net assets annually for Class A shares, 1.59% of the class' average daily net assets annually for Class B shares, 0.59% of the class' average daily net assets annually for Class I shares, and 0.53% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least July 31, 2026.

For MFS Virginia Municipal Bond Fund, the management fee set forth in the Investment Advisory Agreement is 0.45% of the Fund's average daily net assets annually. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund's Board. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the Fund's Board, but such agreement will continue until at least July 31,

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2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the Fund's average daily net assets. MFS has agreed in writing to bear the Fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.81% of the class' average daily net assets annually for Class A shares, 1.56% of the class' average daily net assets annually for each of Class B and Class C shares, 0.56% of the class' average daily net assets annually for Class I shares, and 0.49% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund's Board, but such agreement will continue until at least July 31, 2026.

For MFS West Virginia Municipal Bond Fund, the management fee set forth in the Investment Advisory Agreement is 0.45% of the Fund’s average daily net assets annually. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund's Board. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the Fund's Board, but such agreement will continue until at least July 31, 2026. For the fiscal year ended March 31, 2025, this management fee reduction amounted to 0.01% of the Fund's average daily net assets. MFS has agreed in writing to bear the Fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.87% of the class' average daily net assets annually for Class A shares, 1.62% of the class' average daily net assets annually for Class B shares, 0.62% of the class' average daily net assets annually for Class I shares, and 0.55% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least July 31, 2026.

MFS pays the compensation of the Trust’s officers and of any Trustee who is an employee of MFS. MFS also furnishes at its own expense investment advisory and administrative services, office space, equipment, clerical personnel, investment advisory facilities, and executive and supervisory personnel necessary for managing the Fund’s investments and effecting its portfolio transactions.

The Trust pays the compensation of the Independent Trustees and all expenses of the Fund incurred in its operation and offering of shares (other than those assumed by MFS in writing) including: management fees; Rule 12b-1 fees; administrative services fees; governmental fees; interest charges; taxes; membership dues in the Investment Company Institute allocable to the Fund; fees and expenses of independent auditors, of legal counsel, and of any transfer agent, registrar, or dividend disbursing agent of the Fund; expenses of repurchasing and redeeming shares and servicing shareholder accounts; expenses of preparing, printing and mailing stock certificates, shareholder reports, notices, proxy statements, confirmations, periodic investment statements and reports to governmental officers and commissions; brokerage and other expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; fees and expenses of the Fund’s custodian, for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of calculating the net asset value of shares of the Fund; organizational and start-up costs; and such non-recurring or extraordinary expenses as may arise, including those relating to actions, suits, or proceedings to which the Fund is a party or otherwise may have an exposure, and the legal obligation which the Fund may have to indemnify the Trust’s Trustees and officers with respect thereto. Expenses relating to the issuance, registration and qualification of shares of the Fund and the preparation, printing and mailing of prospectuses for such purposes are borne by the Fund except to the extent that the Distribution Agreement with MFD, provides that MFD is to pay some or all of such expenses. Expenses of the Trust which are not attributable to a specific Fund are allocated among the MFS Funds in the Trust in a manner believed by management of the Trust to be fair and equitable.

The Advisory Agreement has an initial two-year term and continues in effect thereafter only if such continuance is specifically approved at least annually by the Board or by Majority Shareholder Vote and, in either case, by a majority of the Independent Trustees. The Advisory Agreement terminates automatically if it is assigned and may be terminated without penalty by a Majority Shareholder Vote, or by either party, on not more than 60 days’ nor less than 30 days’ written notice. The Advisory Agreement may be approved, renewed, amended, or terminated as to one MFS Fund in the Trust, even though the Agreement is not approved, renewed, amended, or terminated as to any other MFS Fund in the Trust.

The Advisory Agreement also provides that neither MFS nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its or their duties and obligations under the Advisory Agreement.

Administrator

MFS provides the Fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the Fund and MFS. Under the Agreement, the Fund pays an annual fee to MFS for providing these services based on the amount of assets in the Fund and/or the type of fund.

Shareholder Servicing Agent

MFSC, 111 Huntington Avenue, Boston, Massachusetts 02199, a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the Fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee from the Fund based on the amount of assets in the Fund, the types of accounts through which shareholders invest in the Fund, the costs of servicing these types of accounts, and a target profit margin. MFSC also contracts with other entities to provide some or all of the services described above.

In addition, MFSC is reimbursed by the Fund for certain expenses incurred by MFSC on behalf of the Fund. These reimbursements include payments for certain out-of-pocket expenses, such as costs related to mailing shareholder statements and the use of third party recordkeeping systems, incurred by MFSC in performing the services described above. MFSC is also reimbursed for payments made under agreements with service providers that provide sub-accounting, transaction processing, and/or other shareholder services ("Shareholder Servicing

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Payments"), that may include receiving instructions for the purchase, exchange or redemption of shares; preparing and transmitting periodic statements; providing or causing to be provided prospectuses, annual reports, semiannual reports, shareholder notices, and other shareholder communications; providing required tax services and documents; calculating and assessing sales charges; and calculating and recording or distributing distributions to shareholders. Service providers receive an annualized fee based on the Fund’s average daily net assets serviced by the service provider and/or a fee for each year, or portion thereof, for the Fund account serviced by the service provider. Payments vary by service provider and may be significant to the service provider.

Proceeds from Fund purchases, redemptions, and distribution payments may be held in one or more demand deposit bank accounts registered to MFSC, who acts as agent for the Fund when opening, closing, and conducting business in the bank account(s). MFSC may invest overnight balances in money market instruments, including money market funds. Any balances not invested remain in the bank account(s) overnight. Pursuant to the Shareholder Servicing Agent Agreement, if MFSC has acted in good faith and with reasonable care, investment risks associated with such bank account(s) are risks of the Fund.

Distributor

MFD, a wholly-owned subsidiary of MFS, serves as distributor for the continuous offering of shares of the Fund pursuant to a Distribution Agreement. Under the Agreement, MFD agrees to use its best efforts to find purchasers for shares of the Fund.

Custodian

JPMorgan Chase Bank ("JPMorgan”), with a place of business at One Chase Manhattan Plaza, New York, NY 10081, serves as the custodian of the assets of the Fund. JPMorgan is responsible for safekeeping cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on investments, serving as the foreign custody manager, and providing reports on foreign securities depositaries. JPMorgan Chase Bank, N.A., as successor in interest to an affiliate of JPMorgan, J.P. Morgan Investor Services Co., with a place of business at One Beacon Street, Boston, MA 02108, is responsible for maintaining books of original entry and other required books and accounts and calculating the daily net asset value of each class of shares.

There is an expense offset arrangement that reduces the Fund’s custodian fees based upon the amount of U.S. Dollars deposited by the Fund with JPMorgan.

Certain Service Provider Compensation

Compensation paid by the Fund to certain of its service providers for advisory services, administrative services, and transfer agency-related services, for certain specified periods, is set forth in APPENDIX F.

Code of Ethics

The Fund, MFS, its subadvisor (if applicable), and MFD have adopted separate codes of ethics ("Codes of Ethics") as required under the 1940 Act. The Codes of Ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of MFS employees and the interests of the Fund. Subject to certain conditions and restrictions, each code permits personnel subject to the code to invest in securities for their own accounts, including securities that may be purchased, held, or sold by the Fund.

SALES CHARGES

Sales charges (as applicable) paid for certain specified periods in connection with the purchase and sale of the Fund’s shares are set forth in APPENDIX G.

DISTRIBUTION PLAN

The Trustees have approved a plan for the Fund in accordance with Rule 12b-1 under the 1940 Act as described in the Fund's Prospectus (the "Distribution Plan”). In approving the Distribution Plan, the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or any agreements relating to the Distribution Plan (“Distribution Plan Qualified Trustees”), concluded that there is a reasonable likelihood that the Distribution Plan would benefit the Fund and each respective class of shareholders.

The Distribution Plan is designed to promote sales of shares and reduce the amount of redemptions that might otherwise occur if the Distribution Plan were not in effect, as well as to compensate intermediaries for their servicing and maintenance of shareholder accounts. Increasing the Fund’s net assets through sales of shares, or reducing reductions in net assets by reducing redemptions, may help reduce the Fund’s expense ratio by spreading the Fund’s fixed costs over a larger base and may reduce the potential adverse effect of selling the Fund’s portfolio securities to meet redemptions. There is, however, no assurance that the net assets of the Fund will increase or not be reduced, or that other benefits will be realized as a result of the Distribution Plan.

The Distribution Plan remains in effect from year to year only if its continuance is specifically approved at least annually by vote of both the Trustees and a majority of the Distribution Plan Qualified Trustees. The Distribution Plan also requires that the Fund and MFD each provide the Trustees, and that the Trustees review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Distribution Plan. The Distribution Plan may be terminated at any time by vote of a majority of the Distribution Plan Qualified Trustees or by a Majority Shareholder Vote of the shares of the class to which the Distribution Plan relates (“Designated Class”). The Distribution Plan may not be amended to increase materially the amount of permitted distribution expenses without the approval of a majority of the shares of the Designated Class of the Fund, or may not be materially amended in any case without a vote of the Trustees and a majority of the Distribution Plan Qualified Trustees.

The Distribution Plan is a compensation plan, meaning that MFD will receive payment without regard to the actual expenses it incurs under the Distribution Plan for distribution and shareholder services. The distribution and service fees paid to MFD equal on an annual basis up to the following maximum percentages of average daily net assets of the class of the Fund (as applicable):

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Class	Maximum Distribution Fee	Maximum Service Fee	Maximum Total Distribution and Service Fee
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class B1	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

In certain circumstances, the fees described above may be wholly or partially waived, or do not apply to certain MFS Funds. The distribution fee may be waived from time to time pursuant to Rule 2341 of the Financial Industry Regulatory Authority ("FINRA").

MFD has voluntarily agreed to rebate to the class a portion of each class' 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate. Current distribution and service fees for the Fund are reflected under the caption "Description of Share Classes -- Distribution and Service Fees" in the Prospectus.

Service Fees

The Distribution Plan provides that the Fund pays MFD a service fee as described above based on the average daily net assets attributable to the Designated Class (i.e., Class A, Class B, Class B1, Class C, Class R1, Class R2, or Class R3 shares), as applicable, annually. MFD may, at its discretion, retain all or a portion of such payments or pay all or a portion of such payments to financial intermediaries. Service fees compensate MFD and/or financial intermediaries for shareholder servicing and account maintenance activities, including shareholder recordkeeping (including assisting in establishing and maintaining customer accounts and records), transaction processing (including assisting with purchase, redemption and exchange requests), shareholder reporting, arranging for bank wires, monitoring dividend payments from the Fund on behalf of customers, forwarding certain shareholder communications from the Fund to customers, corresponding with shareholders and customers regarding the Fund (including receiving and responding to inquiries and answering questions regarding the Fund), and aiding in maintaining the investment of their respective customers in the Fund. Financial intermediaries may from time to time be required to meet certain criteria established by MFD in order to receive service fees.

Distribution Fees

The Distribution Plan provides that the Fund pays MFD a distribution fee as described above based on the average daily net assets attributable to the Designated Class as partial consideration for distribution services performed and expenses incurred in the performance of MFD's obligations under its distribution agreement with the Fund. Distribution fees compensate MFD and/or financial intermediaries for their expenses in connection with the distribution of Fund shares, including commissions to financial intermediaries, printing prospectuses and reports used for sales purposes, the preparation and printing of sales literature, personnel, travel, office expense and equipment, payments made to wholesalers employed by MFD (employees may receive additional compensation if they meet certain targets for sales of the Fund), and other distribution-related expenses. The amount of the distribution fee paid by the Fund with respect to each class differs under the Distribution Plan, as does the use by MFD of such distribution fees. While the amount of compensation received by MFD in the form of distribution fees during any year may be more or less than the expenses incurred by MFD under its distribution agreement with the Fund, the Fund is not liable to MFD for any losses MFD may incur in performing services under its Distribution Agreement with the Fund.

Distribution and Service Fees Paid to MFD

Payments made by the Fund under the Fund's Distribution Plan for the Fund's most recent fiscal year are set forth in APPENDIX H.

FINANCIAL INTERMEDIARY COMPENSATION

MFD and/or its affiliates may pay commissions, Rule 12b-1 distribution and service fees, shareholder servicing fees, and other payments to financial intermediaries that sell Fund shares as described in APPENDIX I.

INVESTMENT STRATEGIES, RISKS AND RESTRICTIONS

Set forth in APPENDIX J is a description of investment strategies which the Fund may generally use in pursuing its investment objective(s) and investment policies to the extent such strategies are consistent with its investment objective and investment policies, and a description of the risks associated with these investment strategies. Set forth in APPENDIX K is a description of investment restrictions to which the Fund is subject.

ADDITIONAL INFORMATION CONCERNING THE STATES AND U.S. TERRITORIES AND POSSESSIONS

Additional information concerning the state and U.S. territories and possessions in which a Fund may invest is set forth in Appendix O.

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NET INCOME AND DISTRIBUTIONS

The Fund intends to distribute to its shareholders all or substantially all of its net investment income. The net investment income of the Fund consists of non-capital gain income less expenses. In addition, the Fund intends to distribute net realized short- and long-term capital gains, if any, at least annually. Shareholders will be informed of the tax consequences of such distributions, including whether any portion represents a return of capital, after the end of each calendar year.

TAX CONSIDERATIONS

The following discussion is a brief summary of some of the important U.S. federal (and, where noted, state) income tax consequences affecting the Fund and its shareholders. The discussion is very general, and therefore prospective investors are urged to consult their tax advisers about the impact an investment in the Fund may have on their own tax situations.

Tax Treatment of the Fund

U.S. Federal Taxes — The Fund (even if it is a Fund in a Trust with multiple series) is treated as a separate entity for U.S. federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund has elected (or in the case of a new Fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in "qualified publicly traded partnerships" (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid; generally, taxable ordinary income and the excess, if any, of the net short-term capital gains over net long-term capital losses) and net tax-exempt income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a ‘‘qualified publicly traded partnership’’ (a partnership (i) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, qualified publicly traded partnerships will be treated as partnerships for U.S. federal income tax purposes because they meet the passive income requirement under Section 7704(c)(2) of the Code. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in (b) above, identification of the issuer (or issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, such identification may be uncertain under current law, and future Internal Revenue Service ("IRS") guidance or an adverse determination by the IRS regarding issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test. In the case of the Fund’s investment in loan participations, the Fund will treat both the entity from whom the loan participation is acquired and the borrower as an issuer for the purposes of meeting the diversification requirement described in paragraph (b) above. Finally, for purposes of this diversification requirement, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

As a regulated investment company, the Fund will not be subject to U.S. federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. The Fund’s foreign-source income, gains, or proceeds, if any, may be subject to foreign withholding or other taxes, which could decrease the Fund’s return on the underlying investments. Shareholders of the Fund should review "Taxation of Shareholders" below for further information regarding the tax implications of their investment in the Fund.

If the Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a "regulated investment company" accorded special tax treatment for such year, the Fund would be subject to U.S. federal income tax on all of its taxable income at corporate rates, and Fund distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable as ordinary income to the shareholders. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and may be eligible to be treated as "qualified dividend income" in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares (as described below). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a regulated investment company that is accorded special tax treatment.

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The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income (if any) and its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards) (if any). Any taxable income, including any net capital gain, retained by the Fund will generally be subject to tax at the Fund level at regular corporate rates.

If the Fund fails to distribute in a calendar year substantially all (at least 98%) of its ordinary income for such year and substantially all (at least 98.2%) of its capital gain net income for the one-year period ending October 31 (or November 30 or December 31 if the Fund is permitted to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be taken into account after October 31 (or November 30 or December 31 if the Fund is permitted to elect and so elects) are treated as arising on January 1 of the following calendar year; in the case of a Fund that is permitted to make and makes the election to use December 31 as described above, there will be no gains or losses eligible to be so treated. Also, for purposes of the excise tax, the Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. A dividend paid to shareholders by the Fund in January generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Capital losses in excess of capital gains ("net capital losses") are not permitted to be deducted against the Fund’s net investment income. Instead, subject to certain limitations, the Fund may carry forward a net capital loss from any taxable year to offset capital gains, if any, realized during a subsequent taxable year without expiration; any such carryforward losses will retain their character as short-term or long-term. The Fund must apply such carryforwards first against gains of the same character. Capital loss carryforwards are reduced to the extent they offset current year net realized capital gains, whether the Fund retains or distributes such gains. See the Fund’s most recent annual shareholder report for the Fund’s available capital loss carryforwards as of the end of its most recently ended fiscal year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (defined below), its taxable income and its earnings and profits, a regulated investment company may elect to treat any post-October capital loss (defined as any net capital loss, attributable to the portion, if any, of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary losses, if any, from the sale, exchange or other taxable disposition of property attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary losses, if any, attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

Massachusetts Taxes — As long as it qualifies as a regulated investment company under the Code, the Fund will not be required to pay Massachusetts income or excise taxes.

Taxation of Shareholders

Tax Treatment of Distributions — Subject to the special rules discussed below for Municipal Funds (as defined below), shareholders of the Fund generally will have to pay U.S. federal income tax and any applicable non-U.S., state or local income taxes on the dividends and "Capital Gain Dividends" (as defined below) they receive from the Fund. Except as described below, any distributions from ordinary income or from net short-term capital gains are taxable to shareholders as ordinary income for U.S. federal income tax purposes whether paid in cash or reinvested in additional shares of the Fund.

Qualified dividend income received by an individual will be taxed at the reduced rates applicable to net capital gains, provided holding period and other requirements are met. For some portion of the Fund’s dividends to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the Fund's shareholder must meet holding period and other requirements with respect to the Fund’s shares. In general, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a non-U.S. corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a non-U.S. corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, also do not qualify to be treated as qualified dividend income.

In general, a distribution of investment income reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the qualified dividend income received by the Fund during any taxable year is 95% or more of its gross income for that taxable year, then 100% of the Fund’s dividends (other than Capital Gain Dividends), will be eligible to be treated as qualified dividend income. For this purpose, in the case of a sale or other disposition by the Fund of stock or securities, the only gain included in the term "gross income" is the excess of net short-term capital gain from such sales or dispositions over the net long-term capital loss from such sales or dispositions.

Distributions of net capital gain properly reported by the Fund as capital gain dividends ("Capital Gain Dividends"), whether paid in cash or reinvested in additional shares of the Fund, are taxable to shareholders for U.S. federal income tax purposes as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates, without regard to the length of time the shareholders have held their shares of the Fund.

The IRS and the U.S. Treasury Department have issued regulations that impose special rules in respect of Capital Gain Dividends received through partnership interests constituting "applicable partnership interests" under Section 1061 of the Code.

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Under U.S. Treasury Department regulations, distributions by the Fund to its shareholders that the Fund properly reports as “Section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified real estate investment trust (REIT) dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a U.S. federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. With the recent passage of the Big Beautiful Bill, the deduction is now permanent at 20%. Very generally, a “Section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by the regulated investment company from REITs, to the extent such dividends are properly reported as such by the regulated investment company in a written notice to its shareholders. A Section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying regulated investment company shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as Section 199A dividends as are eligible, but is not required to do so.

Subject to any future regulatory guidance to the contrary, distributions attributable to qualified publicly traded partnership income from the Fund's investments in master limited partnerships ("MLPs") will ostensibly not qualify for the deduction available to non-corporate taxpayers in respect of such amounts received directly from an MLP.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts. For these purposes, "net investment income" generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gains (other than exempt-interest dividends, defined below) as described above, and (ii) any net gain from the sale, redemption, exchange, or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the Fund.

Any Fund dividend that is declared in October, November, or December of any calendar year, payable to shareholders of record in such a month and paid during the following January, will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared. The Fund will notify shareholders regarding the U.S. federal tax status of its distributions after the end of each calendar year.

If the Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Any Fund distribution, other than dividends that are declared by the Fund on a daily basis, will have the effect of reducing the per share net asset value of Fund shares by the amount of the distribution. If you buy shares when a Fund has unrealized or realized but not yet distributed ordinary income or capital gains, such income or gain will be included in the price you pay for the shares, and you may receive a portion back as a taxable distribution even though such distribution may economically represent a return of your investment.

If the Fund holds, directly or indirectly, one or more "tax credit bonds" issued on or prior to December 31, 2017 (including build America bonds issued on or before December 31, 2010, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the amount of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

Capital Loss Carryforwards — Distributions from capital gains are generally made after applying any available capital loss carryforwards. For details regarding capital loss carryforwards, please see "Tax Treatment of the Fund" above. Additionally, the amounts and expiration dates, if any, of any capital loss carryforwards available to the Fund are shown in the notes to the financial statements for the Fund.

Dividends-Received Deduction — In general, dividends of net investment income received by corporate shareholders of the Fund qualify for the dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations, provided the shareholder otherwise qualifies for the deduction with respect to its holding of Fund shares. Availability of the deduction for particular corporate shareholders is subject to certain limitations, and deducted amounts may result in certain basis adjustments. Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, generally will not qualify for the dividends received deduction.

Disposition of Shares — In general, any gain or loss realized upon a disposition of Fund shares by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than 12 months, and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to those shares. Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the wash-sale rules as described in the Code if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss. The wash-sale rules do not apply to taxable dispositions of shares in a money market fund.

Shares Purchased Through Tax-Qualified Plans — Distributions by the Fund to retirement plans that qualify for tax-advantaged treatment under U.S. federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax adviser to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Fund) from such a plan.

U.S. Taxation of Non-U.S. Persons — Distributions by the Fund to shareholders that are not "United States persons" within the meaning of the Code ("Non-U.S. Shareholders") properly reported by the Fund as (i) Capital Gain Dividends, (ii) short-term capital gain dividends, and (iii) interest-related dividends, each as defined and subject to certain conditions described below, generally will not be subject to withholding of U.S. federal income tax. However, such dividends may be subject to backup withholding, as discussed below.

In general, the Code defines (i) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (ii) “interest-related dividends” as distributions from U.S. source interest income of types similar to those

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not subject to U.S. federal income tax if earned directly by an individual Non-U.S. Shareholder, in each case to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders.

The exceptions to withholding for short-term capital gain dividends and Capital Gain Dividends do not apply to (A) distributions to an individual Non-U.S. Shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the Non-U.S. Shareholder of a trade or business within the United States, under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related dividends does not apply to distributions to a Non-U.S. Shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a United States person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the Non-U.S. Shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the Non-U.S. Shareholder and the Non-U.S. Shareholder is a controlled foreign corporation. The Fund is permitted to report such part of its dividends as short-term capital gain and/or interest-related dividends as are eligible, but is not required to do so. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as a short-term capital gain or interest-related dividend. Non-U.S. Shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

Distributions by the Fund to Non-U.S. Shareholders other than Capital Gain Dividends, short-term capital gain dividends, interest-related dividends and exempt-interest dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

If a beneficial holder who is a Non-U.S. Shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Special rules apply to distributions to Non-U.S. Shareholders from a Fund that is a qualified investment entity ("QIE") because it is either a "U.S. real property holding corporation" ("USRPHC") or would be a USRPHC but for the operation of the exceptions to the definition described below. Additionally, special rules apply to the sale of shares in a Fund that is a USRPHC or former USRPHC. Very generally, a USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”) – USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC or former USRPHC – the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. A Fund that holds (directly or indirectly) significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including regulated investment companies and REITs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in regulated investment companies generally are not USRPIs, but these exclusions do not apply for purposes of determining whether the Fund is a QIE.

If the Fund were a QIE, any distributions by the Fund (including, in certain cases, distributions made by the Fund in redemption of its shares) that are attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPIs gain in its hands, and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund's Non-U.S. Shareholders and would be subject to U.S. tax withholding.

In addition, such distributions could result in the Non-U.S. Shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a Non-U.S. Shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the Non-U.S. Shareholder's current and past ownership of the Fund. Non-U.S. Shareholders of the Fund are also subject to wash-sale rules to prevent the avoidance of the tax-filing and tax-payment obligations discussed above through the sale and repurchase of Fund shares.

In addition, if an interest in the Fund were a USRPI, the Fund typically would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% Non-U.S. Shareholder, and that shareholder typically would be required to file a U.S. income tax return for the year of the disposition of any of its Fund shares and pay any additional tax due on the gain.

Under U.S. federal tax law, a beneficial holder of shares who is a Non-U.S. Shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund unless (i) such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met, or (iii) the shares are USRPIs.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a Non-U.S. Shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E or substitute form). Non-U.S. Shareholders should consult their tax advisers in this regard.

Special rules (including withholding and reporting requirements) apply to non-U.S. entities treated as partnerships for U.S. federal income tax purposes and those holding Fund shares through non-U.S. partnerships. Additional considerations may apply to non-U.S. trusts and estates. Investors holding Fund shares through non-U.S. entities should consult their tax advisers about their particular situation.

A Non-U.S. Shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above. Non-U.S. investors in the Fund should consult their tax advisers with respect to the potential application of these rules.

Shareholder Reporting Obligations with Respect to Foreign Bank and Financial Accounts – Shareholders that are “United States persons” within the meaning of the Code and own, directly or indirectly, more than 50% of the Fund by vote or value could be required to report annually their "financial interest" in the Fund's "foreign financial accounts," if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (FBAR). Shareholders should consult a tax adviser regarding the applicability to them of this reporting requirement.

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Other Reporting and Withholding Requirements — Sections 1471-1474 of the Code and the U.S. Treasury Department and IRS guidance issued thereunder (collectively, "FATCA") generally require the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays. The IRS and the U.S. Treasury Department have issued proposed regulations providing that these withholding rules will not apply to the gross proceeds of share redemptions or Capital Gain Dividends the Fund pays. If a payment by the Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to Non-U.S. Shareholders described above (e.g., short-term capital gain dividends and interest-related dividends).

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor's own situation, including investments through an intermediary.

Backup Withholding — The Fund is also required in certain circumstances to apply backup withholding on taxable dividends, including Capital Gain Dividends, redemption proceeds and certain other payments that are paid to any non-corporate shareholder (including a Non-U.S. Shareholder) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Shareholders who are neither citizens nor residents of the United States may qualify for exemption from backup withholding and should consult their tax advisers in this regard. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is timely furnished to the IRS.

Foreign Income Taxation of a Non-U.S. Shareholder — Distributions received from the Fund by a Non-U.S. Shareholder may also be subject to tax under the laws of the Non-U.S. Shareholder's own jurisdiction.

State and Local Income Taxes: U.S. Government Securities — Dividends paid by the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not distributions of capital gains realized upon the disposition of such obligations) may be exempt from state and local income taxes. The Fund generally intends to advise shareholders of the extent, if any, to which its dividends consist of such interest. Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

Tax Shelter Reporting — Under U.S. Treasury Department regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years for an individual shareholder or at least $10 million in any single taxable year or $20 million in any combination of taxable years for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Certain Investments — Any investment in zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain inflation-adjusted debt instruments, certain stripped securities, and certain obligations purchased at a market discount (including certain high yield debt obligations) will cause a Fund to recognize income prior to the receipt of cash payments with respect to those investments. To distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions. Such investments may also affect the character of income recognized by the Fund.

Investments in debt obligations that are at risk of, or in, default, present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and, if so, to what extent the Fund should recognize market discount on a debt obligation, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations between principal and income. These and other related issues will be addressed by the Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Very generally, where the Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium – the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if the Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the Fund is permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require the Fund to reduce its tax basis by the amount of amortized premium.

Any investment by the Fund in equity securities of REITs qualifying as such under Subchapter M of the Code may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Under a notice issued by the IRS in October 2006 and U.S. Treasury Department regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a real estate mortgage investment conduit ("REMIC") or an equity interest in a taxable mortgage pool ("TMP") (referred to in the Code as an "excess inclusion") will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related residual interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts ("CRTs") (see below).

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In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account (IRA), a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a Non-U.S. Shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to income tax on such inclusions notwithstanding any exemption therefrom otherwise available under the Code.

Income of a regulated investment company that would be UBTI if earned directly by a tax-exempt entity generally will not constitute UBTI when distributed to a tax-exempt shareholder of the regulated investment company. Notwithstanding this "blocking" effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code.

A tax-exempt shareholder may also recognize UBTI if the Fund recognizes "excess inclusion income" derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs as described above, if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to CRTs that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT, as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a fund that recognizes "excess inclusion income." Rather, as described above, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes “excess inclusion income,” then the fund will be subject to a tax on that portion of its "excess inclusion income" for the taxable year that is allocable to such shareholders at the highest U.S. federal corporate income tax rate. The extent to which the IRS guidance in respect of CRTs remains applicable in light of the December 2006 CRT legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs are urged to consult their tax advisers concerning the consequences of investing in the Fund.

The Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, short sales, swaps, straddles, foreign currencies, and related transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules) that may affect the amount, timing, and character of Fund income and distributions to shareholders. For example, certain positions held by the Fund may be “Section 1256 contracts.” On the last business day of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code), these positions will be marked to market (i.e., treated as if closed out on that day), and any gain or loss associated with such positions will be treated as 60% long-term and 40% short-term capital gain or loss (except that foreign currency gain or loss arising from Section 1256 contracts may be ordinary in character). Certain positions held by the Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles" for U.S. federal income tax purposes. The straddle rules may cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term capital losses into long-term capital losses and long-term capital gains into short-term capital gains. Certain tax elections exist for straddles that may alter the effect with respect to these investments. These rules can cause the Fund to recognize income for tax purposes prior to the receipt of cash payments with respect to the underlying investments; in order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund and additional taxable distributions to shareholders. In addition, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax. The Fund intends to limit its activities in options, futures contracts, forward contracts, short sales, and swaps and related transactions, as well as any commodity-related investments, to the extent necessary to meet the requirements for qualification and treatment as a regulated investment company under Subchapter M of the Code.

Certain of the Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from any tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Special tax considerations apply with respect to any foreign investments by the Fund. Foreign exchange gains and losses realized by the Fund may be treated as ordinary income and loss. The Code grants the Secretary of the Treasury the right to issue tax regulations that would exclude income and gains from direct investments in foreign currencies from treatment as qualifying income for purposes of the qualifying income test for regulated investment companies described earlier, in cases where the foreign currency gains are not directly related to the company’s principal business of investing in stocks or securities (or options or futures with respect to stocks or securities). If the Secretary of the Treasury were to issue such regulations, a Fund may need to change its investment practices in order to qualify as a regulated investment company. In addition, there is a remote possibility that such regulations may be applied retroactively.

Equity investments by the Fund in certain “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to U.S. federal income tax (including interest charges) on distributions received from such PFIC or on proceeds received from the disposition of shares in such PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, the Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the

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market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Investment income received by the Fund and gains and proceeds with respect to foreign securities may be subject to foreign withholding or other taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on such income or gains; the Fund intends to qualify for treaty-reduced rates where available. It is not possible, however, to determine the Fund’s effective rate of foreign tax in advance, since the amount of the Fund’s assets to be invested within various countries is not known.

If more than 50% of the total assets of a Fund consists of direct investments in foreign securities at the close of its taxable year, the Fund may elect to "pass through" to its shareholders foreign income taxes paid by it. In addition, a "qualified fund of funds" (a regulated investment company at least 50% of the total assets of which are represented by interests in other regulated investment companies (for purposes of this section, "Underlying Funds") at the close of each quarter of its taxable year) will be permitted to make the same election in respect of foreign taxes paid by such Fund and by Underlying Funds that themselves make such an election. If the Fund so elects, shareholders will be required to treat their pro rata portions of qualified taxes paid by the Fund, and, in the case of a qualified fund of funds, paid by the Underlying Funds, to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code, as part of the amounts distributed to them by the Fund, and thus to include those portions in their gross income for U.S. federal income tax purposes in the year the foreign income tax was paid. Provided certain conditions are met and subject to limitation, a shareholder who includes such foreign income taxes paid by the Fund in its gross income may be able to claim a credit or deduction. No deduction will be permitted for individuals in computing their U.S. federal alternative minimum tax liability. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through individual retirement accounts (IRAs) or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund. If the Fund is not eligible, or does not elect, to “pass through” to its shareholders foreign income taxes it has paid, shareholders will not be able to claim any deduction or credit for any part of the foreign taxes paid by the Fund. In addition, investments in certain foreign securities (including fixed income securities and derivatives) denominated in foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing, amount, or character of the Fund’s distributions.

If the Fund qualifies as a “qualified fund of funds” (defined above), it will be permitted to distribute “exempt-interest dividends” under the Code and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from Underlying Funds in which it invests, or interest on any tax-exempt obligations in which it directly invests, if any. Such distributions may be treated as an item of tax preference for individual shareholders under the U.S. federal alternative minimum tax and may be subject to state and local taxes. Shareholders are required to report exempt-interest dividends received from the Fund on their U.S. federal income tax returns.

Special Rules for Municipal Fund Distributions

The following special rules apply to shareholders of Funds whose objective is to invest primarily in obligations that pay interest that is exempt from U.S. federal income tax (“Municipal Funds”).

Tax-Exempt Distributions — The portion of a Municipal Fund’s distributions of net investment income that is attributable to interest from tax-exempt securities will be reported by the Fund as an “exempt-interest dividend” under the Code and will generally be exempt from U.S. federal income tax in the hands of shareholders so long as at least 50% of the total value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of securities generating interest that is exempt from U.S. federal tax under Section 103(a) of the Code. Distributions of tax-exempt interest earned from certain securities may, however, be treated as an item of tax preference for individual shareholders under the U.S. federal alternative minimum tax, and may be subject to state and local taxes. Except when the Fund provides actual monthly percentage breakdowns, the percentage of income reported as tax-exempt will be applied uniformly to all distributions by the Fund of net investment income made during each fiscal year of the Fund and may differ from the actual percentage of distributions consisting of tax-exempt interest in any particular month. Shareholders are required to report exempt-interest dividends received from the Fund on their U.S. federal income tax returns.

Taxable Distributions — A Municipal Fund may also earn some income that is taxable as ordinary income (including interest from any obligations that lose their U.S. federal tax exemption, proceeds from the disposition of certain market discount bonds, interest from advance refunding bonds issued after December 31, 2017, and income received in lieu of tax-exempt interest with respect to securities on loan) and may recognize taxable capital gains and losses as a result of the disposition of securities and from certain options and futures transactions. Shareholders normally will have to pay U.S. federal income tax on the non-exempt interest dividends and capital gain distributions they receive from the Fund, whether paid in cash or reinvested in additional shares of the Fund. However, the Municipal Funds do not expect that the non-tax-exempt portion of their net investment income, if any, will be substantial. Because the Municipal Funds expect to earn primarily tax-exempt interest income, it is expected that dividends from such Funds will not qualify for the dividends-received deduction for corporations and will not be treated as “qualified dividend income” for non-corporate shareholders.

Consequences of Distributions by a Municipal Fund: Effect of Accrued Tax-Exempt Income — Shareholders redeeming shares after tax-exempt income has been accrued but not yet declared as a dividend should be aware that a portion of the proceeds realized upon redemption of the shares will reflect the existence of such accrued tax-exempt income and that this portion may be subject to tax even though it would have been tax-exempt had it been declared as a dividend prior to the redemption. For this reason, if a shareholder wishes to redeem shares of a Municipal Fund that does not declare dividends on a daily basis, the shareholder may wish to consider whether he or she could obtain a better tax result by redeeming immediately after the Fund declares dividends representing substantially all the tax-exempt income accrued for that period.

Certain Additional Information for Municipal Fund Shareholders — Interest on indebtedness incurred by shareholders to purchase or carry Municipal Fund shares will not be deductible for U.S. federal income tax purposes in proportion to the percentage that the Fund's distributions of exempt-interest dividends bear to all of the Fund's distributions, excluding Capital Gain Dividends. Exempt-interest

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dividends are generally taken into account in calculating the amount of social security and railroad retirement benefits that may be subject to U.S. federal income tax. You should consult your tax adviser to determine what effect, if any, an investment in a Fund may have on the U.S. federal taxation of your benefits. Entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by private activity bonds should consult their tax advisers before purchasing Fund shares.

Consequences of Redeeming Shares — Any loss realized on a redemption of Municipal Fund shares held for six months or less will generally be disallowed to the extent of any exempt-interest dividends received with respect to those shares. This loss disallowance rule does not apply to a shareholder's disposition of Fund shares held for six months or less with respect to a regular exempt-interest dividend paid by the Fund if the Fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis and pays such dividends on at least a monthly basis. To the extent not disallowed, any such loss will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received (or deemed received) with respect to those shares.

State and Local Income Taxes: Municipal Obligations — The exemption of exempt-interest dividends for U.S. federal income tax purposes does not necessarily result in exemption under the income tax laws of any state or local taxing authority. Some states do exempt from tax that portion of an exempt-interest dividend that represents interest received by a regulated investment company on its holdings of securities issued by that state and its political subdivisions and instrumentalities. Therefore, the Fund will report annually to its shareholders the percentage of interest income earned by it during the preceding year on Municipal Bonds and will indicate, on a state-by-state basis only, the source of such income.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Specific decisions to purchase or sell securities and other instruments for the Fund are made by persons affiliated with MFS. Any such person may serve other clients of MFS or any subsidiary of MFS in a similar capacity. When making trading decisions, MFS can select strategies or methods or directly select venues in order to seek best execution for client transactions. These decisions are influenced by a number of factors that are described more specifically below.

MFS seeks to obtain best execution for the Fund by executing transactions in such a manner that the Fund's total costs or proceeds in each transaction are the most favorable under the circumstances. Trading practices differ with respect to fixed income and equity securities, and the discussion of trading practices below will differ depending on security type. MFS deals with broker/dealers reasonably expected to provide the most favorable execution quality under the circumstances. The specific criteria used in selecting a broker/dealer will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select among multiple broker/dealers. MFS defines best execution as a process that seeks to execute portfolio transactions in a manner that MFS believes will provide the most favorable qualitative execution, including execution price and commission, spread, or other transaction costs, reasonably available under the circumstances. This process involves the evaluation of the trading process and execution results over extended periods. In seeking best execution, MFS takes into account several factors that it considers to be relevant, which include without limitation and in no particular order, the following: price; the size of the transaction; the nature of the market or the security; the amount of the commission or "spread"; the timing and potential for impact of the transaction, considering market prices and trends; the reputation, experience, and stability of the broker/dealer involved; the willingness of the broker/dealer to commit capital; the need for anonymity in the market; and the quality of services rendered by the broker/dealer in other transactions.

MFS places trades in various manners including through different broker/dealers, agency brokers, principal market-making dealers, smaller brokers and dealers, which may specialize in particular regions or asset classes, futures commission merchants, and OTC derivatives dealers (each, a “broker/dealer” for purposes of the discussion in this section) as well as via electronic trading platforms, including electronic communications networks (ECNs) (including, without limitation, multilateral trading facilities (MTFs), and alternative trading systems (ATSs)). These trading platforms often, in the case of equity transactions, execute transactions at a commission rate lower than that charged by a full-service broker/dealer.

In certain circumstances, such as a "buy-in" for failure to deliver, MFS is not able to select the broker/dealer who will transact to cover the failure. For example, if a Fund sells a security short and is unable to deliver the securities sold short, the broker/dealer through whom the Fund sold short must deliver securities purchased for cash, (i.e., effect a "buy-in," unless it knows that the Fund either is in the process of forwarding the securities to the broker/dealer or will do so as soon as possible without undue inconvenience or expense). Similarly, there can also be a failure to deliver in a long transaction and a resulting buy-in by the broker/dealer through whom the securities were sold. If the broker/dealer effects a buy-in, MFS will be unable to control the trading techniques, methods, venues, or any other aspect of the trade used by the broker/dealer.

Commission rates for equity securities and some derivatives will vary depending upon the trading methods, venues, and broker/dealers selected, as well as the market(s) in which the securities are traded and their relative liquidity. As noted above, MFS can utilize a variety of broker/dealers and trading venues and strategies in order to seek best execution for client transactions. MFS evaluates various factors in selecting broker/dealers to execute trades, including the ability to execute trades with a minimum of market impact, the speed and efficiency of executions, electronic trading capabilities, adequacy of capital, commitment of capital when necessary or desirable, market color provided to MFS, execution services, and accommodation of MFS' special needs. MFS may employ outside vendors to provide reports on the quality of broker/dealer executions. With respect to transactions in derivatives, MFS trades only with broker/dealers with whom it has legally-required or client-requested documentation in place.

MFS utilizes a global investment platform built on the principle of close collaboration among members of its investment team, where research and investment ideas are shared. MFS investment professionals rely on their own internal research in making investment decisions, and, in addition, utilize external research provided by brokers or other research providers to help develop or refine investment ideas. External research is also used to help understand market consensus, sentiment, or perception, and identify relative inefficiencies more quickly and effectively.

MFS makes decisions on the procurement of external research separately and distinctly from decisions on the selection of brokers that execute transactions for the Fund. However, as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (“Section 28(e)”), MFS may cause the Fund to pay a broker/dealer that provides “brokerage and research services” (as defined in Section 28(e)) an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker/dealers would have charged for

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the transaction if MFS determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided viewed in terms of MFS’ overall responsibilities to the Fund. The brokerage and research services received may be useful and of value to MFS in serving both the accounts that generated the commissions and other clients of MFS. Accordingly, not all of the research and brokerage services provided by brokers through which the Fund's securities transactions are effected may be used by MFS in connection with the Fund whose account generated the brokerage commissions.

MFS has undertaken to bear the costs of external research for all accounts it advises, either by paying for external research out of its own resources, or by voluntarily reimbursing clients from its own resources for excess commissions paid to obtain external research. For accounts subject to a regulatory prohibition on the payment of excess commissions for research, including accounts that are directly or indirectly subject to the Markets in Financial Instruments Directive in the European Union or United Kingdom (“MiFID II accounts”), MFS will pay for external research out of its own resources. For all other accounts, MFS operates client commission arrangements that generate commission “credits” for the purchase of external research from commissions on equity trades in a manner consistent with Section 28(e). Under these arrangements, MFS may cause a client to pay commissions in excess of what the broker/dealer or other brokers might have charged for certain equity transactions in recognition of brokerage and research services provided by the executing broker/dealer. MFS has voluntarily undertaken to reimburse clients from its own resources in an amount equal to all commission credits generated under these arrangements.

The research services obtained by MFS through the use of equity commission credits may include: access to corporate management; industry conferences; research field trips to visit corporate management and/or to tour manufacturing, production or distribution facilities; statistical, research and other factual information or services such as investment research reports; access to analysts; a small number of expert networks; reports or databases containing corporate, fundamental, technical, and political analyses; ESG-related information; portfolio modeling strategies; and economic research services, such as publications, chart services, and advice from economists concerning macroeconomics information, and analytical investment information about particular industries and corporations.

Through the use of eligible brokerage and research services acquired with commission credits, MFS initially avoids the additional expenses that it would incur if it developed comparable information through its own staff or if it purchased such services with its own resources. As a result, the Fund may pay more for its portfolio transactions in the first instance than if MFS had the Fund pay execution only rates. However, because MFS has voluntarily undertaken to reimburse clients from its own resources for commission credits generated from client brokerage, MFS ultimately assumes the additional expenses that it would incur if it purchased external research with its own resources.

Although MFS generally bears the costs of external research, MFS believes it generally does not pay, and therefore does not reimburse, clients with respect to research that is made available by a broker/dealer to all of its customers and that MFS considers to be of de minimis value, or for external research provided by executing brokers in fixed income transactions that incur mark-ups, mark-downs, and other fees rather than commissions. With respect to fixed income, MFS believes that executing brokers in fixed income transactions do not charge lower mark-ups, mark-downs, commission equivalents or other fees if clients forego research services. Consequently, MFS does not believe it pays higher mark-ups, mark-downs, commission equivalents or other fees to brokers on fixed income transactions than it would if it did not receive any research services from brokers. However, MiFID II generally considers external research to be an inducement and therefore MFS pays for certain categories of fixed income research received by certain affiliates of MFS out of its own resources. MFS may also execute purchase and sale transactions between the Fund and other funds or accounts managed by MFS or its affiliates (cross-trades). Cross-trade transactions entered into by the Fund are executed in accordance with applicable rules under the 1940 Act and related policies approved by the Board.

Brokerage commissions paid by the Fund for certain specified periods and information concerning purchases by the Fund of securities issued by its regular broker/dealers for its most recent fiscal year are set forth in APPENDIX L.

DISCLOSURE OF PORTFOLIO HOLDINGS AND OTHER FUND INFORMATION

The Fund may from time to time make available to the public information about the Fund on mfs.com, Facebook, X (formerly Twitter), YouTube, LinkedIn, and/or other social media.

The Fund has established a policy governing the disclosure of its portfolio holdings that is reasonably designed to protect the confidentiality of the Fund’s non-public portfolio holdings and prevent inappropriate selective disclosure of such holdings. The Fund’s Board has approved this policy and will be asked to approve any material amendments to this policy. Exceptions to this policy may be authorized by MFS’ general counsel or a senior member of the MFS legal department acting under the supervision of MFS’ general counsel (an ‘‘Authorized Person’’).

Neither MFS nor the Fund will receive any compensation or other consideration in connection with its disclosure of Fund portfolio holdings.

Public Disclosure of Portfolio Holdings

In addition to the public disclosure of Fund portfolio holdings through required SEC quarterly filings, the Fund may make its portfolio holdings publicly available on mfs.com in such scope and form and with such frequency as MFS reasonably determines and as described in the Fund's Prospectus.

Holdings also include short positions, if any. For certain MFS Funds that invest in other MFS Funds (other than money market funds), the top 10 holdings and full holdings are aggregated holdings, including Fund holdings and the holdings of non-money market funds in which the Fund invests. Portfolio holdings are determined based on the equivalent exposure of holdings. The equivalent exposure of a holding is a calculated amount that approximates the market value of an underlying asset that is expected to have the same impact on performance as the holding. The equivalent exposure of a derivative may be different than the market value of the derivative. For most other holdings, the equivalent exposure is the same as the market value of the holding. If approved by an Authorized Person, the Fund may from time to time make available on mfs.com and/or in a press release, information about the holdings of the Fund in a particular investment or investments as of a current date, including the equivalent exposure of such holding or holdings.

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Note that the Fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the Fund files a Form N-CSR or Form N-PORT for the period that includes the date as of which mfs.com information is current.

Certain registered investment companies that are advised by MFS and registered investment companies that are sub-advised by MFS or its affiliates are subject to different portfolio holdings disclosure policies that may permit public disclosure of portfolio holdings information in different forms and at different times, including disclosure of certain portfolio holdings each business day. In addition, separate account and unregistered product clients of MFS or its affiliates have same day access to their portfolio holdings, and prospective clients and their advisers have access to representative portfolio holdings and may grant same day access to these portfolio holdings to their clients, their investors, and/or to one or more affiliated and unaffiliated service providers. In addition, information about non-public portfolio holdings information attributable to other accounts managed or advised by MFS or its affiliates may be made available to one or more affiliated or unaffiliated service providers to those accounts. Some of these registered investment companies, sub-advised funds, separate accounts, unregistered products, and other accounts, all advised or sub-advised by MFS or its affiliates, have substantially similar, or in some cases nearly identical, portfolio holdings to certain MFS Funds (“Similarly Managed Investment Products”). A Similarly Managed Investment Product is not subject to the portfolio holdings disclosure policies of the Fund to which it is similar and may disclose its similar or nearly identical portfolio holdings information in different forms and at different times than such Fund.

The Fund’s portfolio holdings are considered to be publicly disclosed: (a) upon the disclosure of the portfolio holdings in a publicly available, routine filing with the SEC that is required to include the information; (b) the day after the Fund makes such information available on mfs.com (assuming that it discloses in its Prospectus that such information is available on mfs.com); or (c) at such additional times and on such additional basis as determined by the SEC or its staff.

Disclosure of Non-Public Portfolio Holdings

The Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may only be made if an Authorized Person determines that such disclosure is for a legitimate business purpose and is not impermissible under applicable law or regulation. In addition, the third party receiving the non-public portfolio holdings may, at the discretion of an Authorized Person, be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. Such agreements may not be required in circumstances such as where portfolio securities are disclosed to broker/dealers to obtain bids/prices or in interviews with the media. MFS will use reasonable efforts to monitor a recipient’s use of non-public portfolio holdings provided under these agreements by means that may include contractual provisions, periodic due diligence, notices reminding a recipient of their obligations or other commercially reasonable means. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to MFS or its affiliates, or to the disclosure of portfolio holdings as may be required by applicable law, rules, or regulations.

With respect to non-public portfolio holdings provided to employees and contractors of MFS or its subsidiaries, employees and contractors of MFS and its subsidiaries are subject to corporate policies which prohibit use of portfolio holdings information for personal benefit or to benefit others.

In addition, to the extent that an Authorized Person determines that there is a potential conflict with respect to the disclosure of information that is not publicly available between the interests of the Fund’s shareholders, on the one hand, and MFS, MFD or an affiliated person of MFS, MFD, or the Fund, on the other hand, the Authorized Person must inform MFS’ conflicts officer of such potential conflict, and MFS’ conflicts officer shall determine whether, in light of the potential conflict, disclosure is reasonable under the circumstances, and shall report such potential conflict of interest determinations to the Fund’s Chief Compliance Officer and the Board of the Fund. MFS also reports to the Board of the Fund regarding the disclosure of information regarding the Fund that is not publicly available.

Subject to compliance with the standards set forth in the previous two paragraphs, non-public portfolio holdings may be disclosed in the following circumstances:

Employees of MFS or MFD (collectively ‘‘Fund representatives’’) disclose non-public portfolio holdings in connection with the day-to-day operations and management of the Fund. Full portfolio holdings are disclosed to the Fund’s custodian, independent registered accounting firm, financial printers, regulatory authorities, and stock exchanges and other listing organizations. Portfolio holdings are disclosed to the Fund’s pricing service vendors and broker/dealers when requesting bids for, or price quotations on, securities, and to other persons (including independent contractors) who provide systems or software support in connection with Fund operations, including accounting, compliance support, and pricing. Portfolio holdings may also be disclosed to persons assisting the Fund in the voting of proxies or in connection with litigation relating to Fund portfolio holdings. In connection with managing the Fund, MFS may use analytical systems provided by third parties who may have access to Fund portfolio holdings. Non-public portfolio holdings may be disclosed in connection with other activities, such as to participants in in-kind purchases and redemptions of Fund shares, to service providers facilitating the distribution or analysis of portfolio holdings, and in other circumstances not described above.

In addition, subject to such disclosure not being impermissible under applicable law or regulation, Fund representatives may disclose Fund portfolio holdings and related information, which may be based on non-public portfolio holdings, under the following circumstances (among others):

Fund representatives may provide oral or written information (“portfolio commentary”) about the Fund, including how the Fund’s investments are divided among various sectors, industries, countries, value and growth stocks, small-, mid-, and large-cap stocks, among stocks, bonds, currencies and cash, types of bonds, bond maturities, bond coupons, and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Fund representatives may also express their views orally or in writing on one or more of the Fund’s portfolio holdings or may state that the Fund has recently purchased or sold one or more holdings.

Fund representatives may also provide oral or written information (‘‘statistical information’’) about various financial characteristics of the Fund or its underlying portfolio securities including alpha, beta, coefficient of determination, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error,

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weighted average credit quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics.

The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Fund, persons considering investing in the Fund, or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and the content and nature of the information provided to each of these persons may differ.

Ongoing Arrangements To Make Non-Public Portfolio Holdings Available

With authorization from an Authorized Person consistent with “Disclosure of Non-Public Portfolio Holdings” above, Fund representatives may disclose non-public Fund portfolio holdings to the recipients identified on APPENDIX M or permit the recipients identified in APPENDIX M to have access to non-public Fund portfolio holdings, on an ongoing basis. Certain third-party service providers of MFS or its subsidiaries have access to non-public Fund portfolio holdings only while performing their responsibilities within MFS operational or technology systems and subject to MFS corporate policies and procedures that, among other requirements, prohibit the use of portfolio holdings information for personal benefit or to benefit others. MFS does not consider such access by these service providers to constitute an ongoing arrangement to disclose non-public Fund portfolio holdings.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of shares of the Fund is determined each day during which the New York Stock Exchange (the NYSE) is open for trading. (As of the date of this SAI, the NYSE is open for trading every weekday except in an emergency and for the following holidays (or the days on which they are observed): New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Juneteenth; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.) This determination is made once each day as of the close of regular trading on the NYSE (generally, 4 p.m., Eastern time) by deducting the amount of the liabilities attributable to the class (or if no classes, to the Fund) from the value of the assets attributable to the class (or if no classes, to the Fund) and dividing the difference by the number of Fund shares outstanding for that class (or if no classes, for that Fund). Net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. In accordance with regulations for regulated investment companies, changes in portfolio holdings and number of shares outstanding are generally reflected in a Fund’s net asset value the next business day after such change.

Open-end investment companies are generally valued at their net asset value per share. The underlying investments of open-end investment companies managed by MFS are valued as described below.

Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price for such security on their primary market or exchange as provided by a third-party pricing service. Equity securities for which there were no sales reported that day are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid for such instrument as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service.

Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost for such instrument, which approximates market value.

Exchange-traded options generally are valued at the last sale or official closing price for such option on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation for such option on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation for such option. Foreign currency options are generally valued at a valuation for such option provided by a third-party pricing service.

Futures contracts generally are valued at last posted settlement price for such contract on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation for such contract on their primary exchange, as provided by a third-party pricing service.

Forward foreign currency exchange contracts generally are valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.

Swaps generally are valued at valuations provided by a third-party pricing service.

Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation.

Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads, and other market data.

The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES

The Trust’s Declaration of Trust, as amended or amended and restated from time to time, permits the Trust’s Board to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each series, to divide or combine the shares of any series into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in that series, and to divide such shares into classes. The Board has reserved the right to create and issue additional series and classes of shares.

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Each shareholder of the Fund or class is entitled to one vote for each dollar of net asset value (number of shares owned times net asset value per share) of such Fund or class, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders of all series of the Trust generally will vote together on all matters except when a particular matter affects only shareholders of a particular class or series or when applicable law requires shareholders to vote separately by series or class.

From time to time, MFS and/or its affiliates may invest “seed capital” in the Fund. These investments are generally intended to enable the Fund or a share class of the Fund to commence investment operations and/or achieve sufficient scale. MFS and/or its affiliates are under no obligation to maintain seed capital investments in a Fund and may redeem such investments in a Fund at any time and without prior notice.

Except in limited circumstances, the Board may, without any shareholder vote, amend or otherwise supplement the Trust’s Declaration of Trust. The Trust, or any series or class thereof, may merge or consolidate or may sell, lease, or exchange all or substantially all of its assets if authorized (either at a meeting or by written consent) by a Majority Shareholder Vote of the class, series, or trust, as applicable. The Trust, or any series or class, may reincorporate or reorganize without any shareholder vote. The Trust, any series of the Trust, or any class of any series, may be terminated at any time: 1) by a Majority Shareholder Vote; or 2) by the Board by written notice to the shareholders of the Trust, any series of the Trust, or any class of any series.

In the event of a liquidation of a Fund, shareholders of each class of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of a Fund have no preemptive rights and have dividend and conversion rights (if any) as described in the Prospectus for the Fund.

The Board may cause a shareholder’s shares to be redeemed for any reason under terms set by the Board, including, 1) to protect the tax status of a Fund, 2) the failure of a shareholder to provide a tax identification number if required to do so, 3) the failure of a shareholder to pay when due for the purchase of shares issued to the shareholder, 4) in order to eliminate accounts whose values are less than a minimum amount established by the Board, 5) the failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, and 6) to eliminate ownership of shares by a particular shareholder when the Board determine that the particular shareholder’s ownership is not in the best interests of the other shareholders of the applicable Fund (for example, in the case of an alleged market timer).

Under the Trust's Declaration of Trust, the Fund may convert to a master/feeder structure or a fund-of-funds structure without shareholder approval. In a master/feeder structure, a Fund invests all of its assets in another investment company with similar investment objectives and policies. In a fund-of-funds structure, a Fund invests all or a portion of its assets in multiple investment companies.

The Trust is an entity commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust also maintains insurance for the protection of the Trust and its shareholders and the Board, officers, employees, and agents of the Trust covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Board individually but only upon the property of the Trust, and that the Board will not be liable for any action or failure to act, but nothing in the Trust's Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Trust’s Declaration of Trust provides that shareholders may not bring suit on behalf of the Fund without first requesting that the Board bring such suit unless there would be irreparable injury to the Fund or if a majority of the Board (or a majority of the Board on any committee established to consider the merits of such action) have a personal financial interest in the action. This provision of the Declaration of Trust does not apply to claims arising under federal securities laws. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of MFS Funds with the same or an affiliated investment adviser or distributor.

The Trust’s Declaration of Trust provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Trust's Declaration of Trust.

Under the Trust's By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(S) AND FINANCIAL STATEMENTS

Deloitte & Touche LLP, 115 Federal Street, Boston, MA 02110, serves as the independent registered public accounting firm for the Fund, providing audit and related services and assistance in connection with various SEC filings.

The Fund’s Financial Statements and Financial Highlights for the fiscal year ended March 31, 2025, are incorporated by reference into this SAI from the Fund’s Annual Report to shareholders and have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in its report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm, given upon its authority as an expert in accounting and auditing.

The Fund's Financial Statements and Financial Highlights and the report of the independent registered public accounting firm are set forth in Item 7 of the Fund's annual Form N-CSR, which is available at the hyperlink noted below for the Trust.

MFS Municipal Series Trust

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APPENDIX A - TRUSTEES AND OFFICERS – IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of July 1, 2025, are listed below, together with their principal occupations during the past five years (their titles may have varied during that period). The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199.

TRUSTEES
Name, Age	Position(s) Held with Fund	Trustee Since(1)	Number of MFS Funds Overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
INTERESTED TRUSTEE
Michael W. Roberge(3) age 58	Trustee	January 2021	139	Massachusetts Financial Services Company, Chair (since January 2021); Chief Executive Officer (until 2024); Director; Chairman of the Board (since January 2022)
INDEPENDENT TRUSTEES
John P. Kavanaugh age 70	Trustee and Chair of Trustees	January 2009	139	Private investor
Steven E. Buller age 73	Trustee	February 2014	139	Private investor
John A. Caroselli age 71	Trustee	March 2017	139	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)
Maureen R. Goldfarb age 70	Trustee	January 2009	139	Private investor
Peter D. Jones age 69	Trustee	January 2019	139	Private investor
James W. Kilman, Jr. age 64	Trustee	January 2019	139

Burford Capital Limited (finance and investment management), Senior Advisor (since 2021), Chief Financial Officer (2019 – 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)

Clarence Otis, Jr. age 69	Trustee	March 2017	139	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director

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Name, Age	Position(s) Held with Fund	Trustee Since(1)	Number of MFS Funds Overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
Maryanne L. Roepke age 69	Trustee	May 2014	139	Private investor
Paula E. Smith age 62	Trustee	January 2025	139	Private investor; PricewaterhouseCoopers LLP (accounting), Partner (until June 2023)
Laurie J. Thomsen age 67	Trustee	March 2005	139	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director
Darrell A. Williams age 65	Trustee	January 2025	139

DuSable Group, LLC (financial advisory and consulting services), Founder & Managing Member (since June 2023), Loop Capital LLC (investment banking, brokerage and advisory services), Managing Partner (2018 – 2020) and Managing Director (2020 – March 2023)

OFFICERS
Name, Age	Position(s) Held with Fund	Officer Since(1)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
William T. Allen(3) age 58	Deputy Assistant Treasurer	April 2024	139	Massachusetts Financial Services Company, Vice President
Brian Balasco(3) age 47	Assistant Treasurer	April 2024	139	Massachusetts Financial Services Company, Vice President
Christopher R. Bohane(3) age 51	Assistant Secretary and Assistant Clerk	July 2005	139	Massachusetts Financial Services Company, Senior Vice President and Deputy General Counsel
James L. Byrne(3) age 49	Assistant Treasurer	April 2024	139	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr.(3) age 58	Deputy Treasurer	April 2017	139	Massachusetts Financial Services Company, Vice President
David L. DiLorenzo(3) age 56	President	July 2005	139	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin(3) age 57	Secretary and Clerk	April 2017	139	Massachusetts Financial Services Company, Executive Vice President and General Counsel

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Name, Age	Position(s) Held with Fund	Officer Since(1)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
Brian E. Langenfeld(3) age 52	Assistant Secretary and Assistant Clerk	June 2006	139	Massachusetts Financial Services Company, Vice President and Managing Counsel
Rosa E. Licea-Mailloux(3) age 48	Chief Compliance Officer	March 2022	139

Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021); Senior Director Compliance (2021-2022); Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022)

Amanda S. Mooradian(3) age 46	Assistant Secretary and Assistant Clerk	September 2018	139	Massachusetts Financial Services Company, Vice President and Senior Counsel
Susan A. Pereira(3) age 54	Assistant Secretary and Assistant Clerk	July 2005	139	Massachusetts Financial Services Company, Vice President and Managing Counsel
Kasey L. Phillips(3) age 54	Treasurer	September 2012	139	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe(3) age 50	Assistant Secretary and Assistant Clerk	October 2014	139	Massachusetts Financial Services Company, Senior Vice President and Senior Managing Counsel
William B. Wilson(3) age 42	Assistant Secretary and Assistant Clerk	October 2022	139	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel

(1) Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Mr. DiLorenzo served as Treasurer of the Funds. From September 2012 through March 2024, Ms. Phillips served as Assistant Treasurer of the Funds. From April 2017 through March 2024, Mr. Clark served as Assistant Treasurer of the Funds.

(2) Directorships or trusteeships of companies required to report to the SEC (i.e., “public companies”).

(3) “Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the Fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199.

Each Trustee has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).

The Interested Trustee and certain Officers hold comparable officer positions with certain affiliates of MFS.

The following provides an overview of the Board's process for identifying individuals for the pool from which trustee candidates are ultimately selected and the considerations that led the Board to conclude that each individual serving as a Trustee of the Trust should so serve. As part of this process, the Board works with the Nomination and Compensation Committee, which recommends qualified trustee candidates to the Board in the event that a position is vacated or created. Because the Trustees believe that a well-balanced and qualified board is an important component of a strong governance structure, the Board is committed to actively seeking individuals with diverse

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backgrounds, experience and perspectives, including women and underrepresented minority candidates, for the pool from which trustee candidates are selected. The current members of the Board have joined the Board at different points in time since 2005, and as of the date of this SAI, 50% of the members of the Board are either women or an individual from a diverse background, with four members of the Board identifying as female and two identifying as Black or African American. Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual's ability to work effectively with the other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills, experience, and perspectives on the Board.

In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Fund, were a significant factor in the determination that the individual should serve as a Trustee of the Trusts. Following is a summary of each Trustee’s professional experience and additional considerations that contributed to the Board’s conclusion that an individual should serve on the Board:

Interested Trustee:

Michael W. Roberge

Mr. Roberge is Chairman of MFS (the MFS Funds’ investment adviser) and Chairman of the MFS Board of Directors. As Chief Executive Officer of MFS from 2017 through 2024, Mr. Roberge set the strategic priorities for MFS, leading a team responsible for the investment, distribution, finance, human resources, legal and technology functions at the firm. He has substantial executive and investment management experience, having worked for MFS for over 25 years.

Independent Trustees:

Steven E. Buller, CPA

Mr. Buller has substantial accounting, investment management, and executive experience at firms within the investment management industry. Mr. Buller was the Chief Financial Officer and Managing Director of BlackRock, Inc. ("BlackRock"), where he oversaw BlackRock’s tax department, internal audit and control functions, and the global corporate and investment company accounting policy. Prior to joining BlackRock, Mr. Buller was an auditor at Ernst & Young LLP for over 30 years, where he served as Global Director of Asset Management and as the audit partner for various investment company complexes. Mr. Buller was chairman of the Financial Accounting Standards Advisory Council, and was a member of the Standing Advisory Group of the Public Company Accounting Oversight Board (the PCAOB). He has also served on the board of BlackRock Finco UK, a privately-held company.

John A. Caroselli

Mr. Caroselli has substantial senior executive experience in the financial services industry. Mr. Caroselli is the president of JC Global Advisors, LLC, where he provides consulting services with specialization in strategy development and execution, merger integration, market growth plan design and organizational development. He served as Executive Vice President and Chief Development Officer of First Capital Corporation, Executive Vice President and Chief Strategy Officer of KeySpan Corporation, and Executive Vice President of Corporate Development of AXA Financial. Mr. Caroselli also held senior officer positions with Chase Manhattan Corporation, Chemical Bank, and Manufacturers Hanover Trust.

Maureen R. Goldfarb

Ms. Goldfarb has substantial executive and board experience at firms within the investment management industry. She was the Chief Executive Officer and Chairman of the Board of Trustees of the John Hancock Funds and an Executive Vice President of John Hancock Financial Services, Inc. Prior to joining John Hancock, Ms. Goldfarb was a Senior Vice President with Massachusetts Mutual Life Insurance Company. She also held various marketing, distribution, and portfolio management positions with other investment management firms. Ms. Goldfarb is a former member of the Board of Governors of the Investment Company Institute.

Peter D. Jones

Mr. Jones has substantial senior executive, accounting and investment management experience at firms within the investment management industry. Mr. Jones was the Chairman of Franklin Templeton Institutional, LLC and President of Franklin Templeton Distributors Inc. Mr. Jones formerly was the President of IDEX Distributors, Inc., which oversaw the formation and launch of IDEX Mutual Funds (now part of Transamerica Funds). Mr. Jones is a member of the Investment Advisory Council of the Florida State Board of Administration. Mr. Jones was formerly a CPA and served as Tax Manager at PricewaterhouseCoopers in Tampa, Florida and Atlanta, Georgia. Mr. Jones is a member of the Governing Council of the Independent Directors Council, a unit of the Investment Company Institute which serves the mutual fund director community. Mr. Jones is also a member of the Investment Committee and a former trustee of the Florida State University Foundation.

John P. Kavanaugh

Mr. Kavanaugh has substantial executive, investment management, and board experience at firms within the investment management and mutual fund industry and is a Chartered Financial Analyst. He was the Chief Investment Officer of The Hanover Insurance Group, Inc., and the President and Chairman of Opus Investment Management, Inc., an investment adviser. Mr. Kavanaugh held research and portfolio management positions with Allmerica Financial and PruCapital, Inc. He previously served on the board of the Independent Directors Council, a unit of the Investment Company Institute which serves the mutual fund independent director community.

James W. Kilman, Jr.

Mr. Kilman has substantial senior executive and investment banking management experience at firms within the investment management industry. Mr. Kilman is currently a Senior Advisor to Burford Capital Limited, a global finance and investment

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management firm focusing on the law, and the Chief Executive Officer of KielStrand Capital LLC, a family office that makes and manages investments and oversees philanthropic activities. Previously, Mr. Kilman served as the Chief Financial Officer of Burford Capital Limited. Mr. Kilman formerly was the Vice Chairman, Co-Head of Diversified Financials Coverage in the Financial Institutions Banking Group at Morgan Stanley & Co. Prior to joining Morgan Stanley, Mr. Kilman was Managing Director in the Advisory Group within the Fixed Income Division's Mortgage Department at Goldman Sachs & Co. Mr. Kilman also held managerial and investment positions with ABN AMRO Inc. and PaineWebber Inc.

Clarence Otis, Jr.

Mr. Otis has substantial executive, financial, and board experience at publicly-traded and privately-held companies. Mr. Otis was the Chairman and Chief Executive Officer of Darden Restaurants, Inc., the world’s largest full-service restaurant company, and where he previously served in other senior positions at Darden Restaurants, including Chief Financial Officer and Executive Vice President. Mr. Otis is a director of VF Corporation, Verizon Communications, Inc., and The Travelers Companies. He is a former director of the Federal Reserve Bank of Atlanta.

Maryanne L. Roepke

Ms. Roepke has substantial executive and compliance experience within the investment management industry.  She was a Senior Vice President and the Chief Compliance Officer of American Century Investments, Inc., where she worked for over 30 years. Ms. Roepke served on the board of the American Century SICAV, a mutual fund complex. She is a former member of the Investment Company Institute’s Chief Compliance Officer Committee and Risk Management Advisory Committee.

Paula E. Smith

Ms. Smith has substantial senior executive, operational and auditing and accounting experience in the financial services industry. Ms. Smith was an auditor at PricewaterhouseCoopers LLP (“PwC”) for over 35 years where she was the lead engagement partner for a number of global financial services firms and served in various asset management industry, operational and human capital related leadership roles, including serving as UK Asset Management Leader. Prior to joining PwC, Ms. Smith worked in the mutual fund accounting department at State Street. She is a former board member of Nicsa, an asset management trade association.

Laurie J. Thomsen

Ms. Thomsen has substantial venture capital financing experience, as well as board experience at publicly-traded and privately-held companies. Ms. Thomsen was a co-founding General Partner of Prism Venture Partners, a venture capital firm investing in healthcare and technology companies, and served as an Executive Partner of New Profit, Inc., a venture philanthropy firm. Prior to that, she was a General Partner at Harbourvest Partners, a venture capital firm. Ms. Thomsen is a director of The Travelers Companies, Inc. and Dycom Industries, Inc.

Darrell A. Williams

Mr. Williams has substantial executive and board experience in the financial services industry. Mr. Williams is founder and Managing Member of DuSable Group, LLC, where he provides financial advisory and consulting services to clients. Prior to that, he served in various roles, including as Managing Director, at Loop Capital LLC, a full-service investment bank, brokerage and advisory firm that provides investment services to institutional clients. Mr. Williams is a former board member of Amalgamated Bank of Chicago and Intrado Inc., where he chaired the company’s audit committee.

A - 5

APPENDIX B - TRUSTEE COMPENSATION AND COMMITTEES

The Fund pays the Independent Trustees an annual fee plus a fee for each meeting attended. In addition, the Independent Trustees are reimbursed for their out-of-pocket expenses.

Trustee Compensation Table

	Name and Position
	Interested Trustee	Independent Trustees
Aggregate Compensation Paid by Fund	Michael W. Roberge	Steven E. Buller	John A. Caroselli	Maureen R. Goldfarb	Peter D. Jones	John P. Kavanaugh	James W. Kilman Jr.	Clarence Otis Jr.	Maryanne L. Roepke	Paula E. Smith[1]	Laurie J. Thomsen	Darrell A. Williams[2]

MFS Alabama Municipal Bond Fund[3]	Not Applicable	$362	$362	$362	$361	$370	$361	$361	$362	$52	$362	$52
MFS Arkansas Municipal Bond Fund[3]	Not Applicable	$500	$498	$498	$493	$536	$494	$493	$498	$75	$497	$75
MFS California Municipal Bond Fund[3]	Not Applicable	$1,392	$1,374	$1,374	$1,348	$1,606	$1,353	$1,348	$1,374	$241	$1,369	$241
MFS Georgia Municipal Bond Fund[3]	Not Applicable	$431	$430	$430	$427	$453	$428	$427	$430	$64	$429	$64
MFS Maryland Municipal Bond Fund[3]	Not Applicable	$463	$461	$461	$457	$491	$458	$457	$461	$70	$460	$70
MFS Massachusetts Municipal Bond Fund[3]	Not Applicable	$901	$892	$892	$878	$1,017	$880	$878	$892	$147	$889	$147
MFS Mississippi Municipal Bond Fund[3]	Not Applicable	$368	$367	$367	$366	$376	$366	$366	$367	$52	$367	$52
MFS Municipal Income Fund[3]	Not Applicable	$10,175	$10,014	$10,014	$9,773	$12,153	$9,819	$9,773	$10,014	$1,847	$9,968	$1,847
MFS Municipal Intermediate Fund[3]	Not Applicable	$594	$590	$590	$583	$648	$585	$583	$590	$103	$588	$103
MFS New York Municipal Bond Fund[3]	Not Applicable	$554	$551	$551	$545	$600	$546	$545	$551	$85	$550	$85
MFS North Carolina Municipal Bond Fund[3]	Not Applicable	$1,047	$1,035	$1,035	$1,017	$1,192	$1,020	$1,017	$1,035	$166	$1,032	$166
MFS Pennsylvania Municipal Bond Fund[3]	Not Applicable	$529	$525	$525	$520	$570	$521	$520	$525	$81	$525	$81
MFS South Carolina Municipal Bond Fund[3]	Not Applicable	$628	$623	$623	$615	$688	$617	$615	$623	$97	$621	$97
MFS Virginia Municipal Bond Fund[3]	Not Applicable	$870	$861	$861	$848	$980	$850	$848	$861	$136	$859	$136
MFS West Virginia Municipal Bond Fund[3]	Not Applicable	$405	$403	$403	$401	$421	$402	$401	$403	$58	$403	$58
Retirement Benefits Accrued as Part of Fund Expense[3]	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Total Trustee Compensation Paid by Fund and Fund Complex[4]	Not Applicable	$489,500	$482,500	$474,500	$472,000	$568,000	$464,000	$472,000	$474,500	Not Applicable	$474,500	Not Applicable

[1]	Ms. Smith became a Trustee of the Fund on January 1, 2025.
[2]	Mr. Williams became a Trustee of the Fund on January 1, 2025.
[3]	For the fiscal year ended March 31, 2025.
[4]	For the calendar year 2024 for 134 funds that paid Trustee compensation.

Committees

As of July 1, 2025, the Board has established the following Committees:

Name of Committee	Number of Meetings in Last Fiscal Year[1]	Functions	Current Members
AUDIT COMMITTEE	8

Oversees the accounting and auditing procedures of the Fund and, among other duties, considers the selection of the independent accountants for the Fund and the scope of the audit, and considers the effect on the independence of those accountants of any non-audit services such accountants provide to the Fund and any audit or non-audit services such accountants provide to other MFS Funds, MFS and/or certain affiliates. The Committee is also responsible for establishing procedures for the receipt, retention, and treatment of complaints received by the Fund regarding accounting, internal accounting controls, or auditing matters and the confidential, anonymous submission of concerns regarding questionable fund accounting matters by officers of the Fund and employees of the Fund’s investment adviser, administrator, principal underwriter, or any other provider of accounting-related services to the Fund. Reviews and evaluates the contractual arrangements of the Fund relating to custody and fund accounting services, and makes recommendations to the full Board on these matters.

			Buller*, Caroselli*, Jones*, Otis, Jr.*, and Williams*
COMPLIANCE COMMITTEE	4

Oversees the development and implementation of the Fund’s regulatory and fiduciary compliance policies, procedures, and practices under the 1940 Act, and other applicable laws, as well as oversight of compliance policies of the Fund’s investment adviser and certain other service providers as they relate to Fund activities. The Fund’s Chief Compliance Officer assists the Committee in carrying out its responsibilities.

			Goldfarb*, Kilman, Jr.*, Roepke*, Smith*, and Thomsen*
CONTRACTS REVIEW COMMITTEE	4

Requests, reviews, and considers the information deemed reasonably necessary to evaluate the terms of the investment advisory and principal underwriting agreements and the Plan of Distribution under Rule 12b-1 that each Fund proposes to renew or continue, and to make its recommendations to the full Board on these matters.

			All Independent Trustees of the Board (Buller, Caroselli, Goldfarb, Jones, Kavanaugh, Kilman, Jr., Otis, Jr., Roepke, Smith, Thomsen, and Williams)
NOMINATION AND COMPENSATION COMMITTEE	2

Recommends qualified candidates to the Board in the event that a position is vacated or created. The Committee will consider recommendations by shareholders when a vacancy exists. Shareholders wishing to recommend candidates for Trustee for consideration by the Committee may do so by writing to the Fund’s Secretary at the principal executive office of the Fund. Such recommendations must be accompanied by biographical and occupational data on the candidate (including whether the candidate would be an “interested person” of the Fund), a written consent by the candidate to be named as a nominee and to serve as Trustee if elected, record and ownership information for the recommending shareholder with respect to the Fund, and a description of any arrangements or understandings regarding recommendation of the candidate for consideration. The Committee is also responsible for making recommendations to the Board regarding any necessary standards or qualifications for service on the Board. The Committee also reviews and makes recommendations to the Board regarding compensation for the Independent Trustees.

			All Independent Trustees of the Board (Buller, Caroselli, Goldfarb, Jones, Kavanaugh, Kilman, Jr., Otis, Jr., Roepke, Smith, Thomsen, and Williams)

Name of Committee	Number of Meetings in Last Fiscal Year[1]	Functions	Current Members
PORTFOLIO TRADING AND MARKETING REVIEW COMMITTEE	4

Oversees the policies, procedures, and practices of the Fund with respect to brokerage transactions involving portfolio securities as those policies, procedures, and practices are carried out by MFS and its affiliates. The Committee also oversees the lending of portfolio securities, the Trust's borrowing and lending policies, and the administration of the Fund’s proxy voting policies and procedures by MFS. The Committee also oversees the policies, procedures, and practices of the Applicable Fund Service Providers with respect to the selection and oversight of the Fund’s counterparties in derivatives, repurchase and reverse repurchase agreements, and similar investment-related transactions. The Committee is also responsible for oversight of the Fund’s derivatives risk management program. In addition, the Committee receives reports from MFS regarding the policies, procedures, and practices of MFS and its affiliates in connection with their marketing and distribution of shares of the Fund.

			All Independent Trustees of the Board (Buller, Caroselli, Goldfarb, Jones, Kavanaugh, Kilman, Jr., Otis, Jr., Roepke, Smith, Thomsen, and Williams)
PRICING COMMITTEE	4

Oversees the determination of the value of the portfolio securities and other assets held by the Fund. The Committee delegates primary responsibility for carrying out these functions to MFS pursuant to the Fund's valuation policy and procedures approved by the Committee and adopted by the Board of Trustees. The Committee has designated MFS as the Fund's "valuation designee" whereby MFS is responsible for determining the fair values of portfolio securities and other assets held by the Fund for which market quotations are not readily available pursuant to MFS' fair valuation policy and procedures. MFS' fair valuation policy and procedures includes, among other things, methodologies and processes to be followed by MFS in determining the fair value of portfolio securities and other assets held by the Fund for which market quotations are not readily available. The Committee meets periodically with the members of MFS’ internal valuation committee to review and assess MFS' fair valuation process and other pricing determinations made pursuant to the Fund’s valuation policy and procedures and MFS' fair valuation policy and procedures, and to review the policies and procedures themselves. The Committee is also responsible for oversight of the Fund’s liquidity risk management program. The Committee exercises the responsibilities of the Board under the Policy for Compliance with Rule 2a-7 approved by the Board on behalf of each Fund which holds itself out as a “money market fund” in accordance with Rule 2a-7 under the 1940 Act.

			Buller*, Goldfarb*, Kilman, Jr.*, Smith*, and Thomsen*
SERVICES CONTRACTS COMMITTEE	4

Reviews and evaluates the contractual arrangements of the Fund relating to transfer agency, sub-transfer agency, administrative, and insurance services, and makes recommendations to the full Board on these matters.

			Caroselli*, Jones*, Otis, Jr.*, Roepke*, and Williams*

1 For the fiscal year ended March 31, 2025.

* Independent Trustees. Although Mr. Kavanaugh is not a member of all Committees of the Board, he is invited to and attends many of the Committees’ meetings in his capacity as Chair of the Board.

APPENDIX C - SHARE OWNERSHIP

Ownership By Trustees and Officers

As of July 1, 2025, the Trustees and Officers of the Trust as a group owned of record less than 1% of any class of the Fund's shares. The Board has adopted a policy requiring that each Independent Trustee shall have invested on an aggregate basis, within two years of membership on the Board, an amount equal to his or her prior calendar year’s base retainer and meeting attendance fees in shares of the MFS Funds.

The following table shows the dollar range of equity securities beneficially owned by each current Trustee in the Fund and, on an aggregate basis, in the MFS Funds, as of December 31, 2024.

The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. Over $100,000

Name and Position	Dollar Range of Equity Securities in MFS Alabama Municipal Bond Fund	Dollar Range of Equity Securities in MFS Arkansas Municipal Bond Fund	Dollar Range of Equity Securities in MFS California Municipal Bond Fund	Dollar Range of Equity Securities in MFS Georgia Municipal Bond Fund
Interested Trustee
Michael W. Roberge	N	N	N	N

Independent Trustees
Steven E. Buller	N	N	N	N
John A. Caroselli	N	N	N	N
Maureen R. Goldfarb	N	N	N	N
Peter D. Jones	N	N	N	N
John P. Kavanaugh	N	N	N	N
James W. Kilman, Jr.	N	N	N	N
Clarence Otis, Jr.	N	N	N	N
Maryanne L. Roepke	N	N	N	N

Paula E. Smith[1]	N	N	N	N

Laurie J. Thomsen	N	N	N	N

Darrell A. Williams[1]	N	N	N	N

Name and Position	Dollar Range of Equity Securities in MFS Maryland Municipal Bond Fund	Dollar Range of Equity Securities in MFS Massachusetts Municipal Bond Fund	Dollar Range of Equity Securities in MFS Mississippi Municipal Bond Fund	Dollar Range of Equity Securities in MFS Municipal Income Fund
Interested Trustee
Michael W. Roberge	N	N	N	N

Independent Trustees
Steven E. Buller	N	N	N	N
John A. Caroselli	N	N	N	N
Maureen R. Goldfarb	N	N	N	N
Peter D. Jones	N	N	N	N

John P. Kavanaugh	N	N	N	N
James W. Kilman, Jr.	N	N	N	N

Clarence Otis, Jr.	N	N	N	N
Maryanne L. Roepke	N	N	N	N

Paula E. Smith[1]	N	A	N	B

Laurie J. Thomsen	N	N	N	N

Darrell A. Williams[1]	N	N	N	N

Name and Position	Dollar Range of Equity Securities in MFS Municipal Intermediate Fund	Dollar Range of Equity Securities in MFS New York Municipal Bond Fund	Dollar Range of Equity Securities in MFS North Carolina Municipal Bond Fund	Dollar Range of Equity Securities in MFS Pennsylvania Municipal Bond Fund
Interested Trustee
Michael W. Roberge	N	N	N	N

Independent Trustees
Steven E. Buller	N	N	N	N
John A. Caroselli	N	N	N	N
Maureen R. Goldfarb	N	N	N	N
Peter D. Jones	N	N	N	N
John P. Kavanaugh	N	N	N	N

James W. Kilman, Jr.	N	N	N	N

Clarence Otis, Jr.	N	N	N	N
Maryanne L. Roepke	N	N	N	N

Paula E. Smith[1]	N	N	N	N

Laurie J. Thomsen	N	N	N	N

Darrell A. Williams[1]	N	N	N	N

Name and Position	Dollar Range of Equity Securities in MFS South Carolina Bond Fund	Dollar Range of Equity Securities in MFS Virginia Municipal Bond Fund	Dollar Range of Equity Securities in MFS West Virginia Municipal Bond Fund	Aggregate Dollar Range of Equity Securities in All MFS Funds Overseen by Trustee
Interested Trustee
Michael W. Roberge	N	N	N	D

Independent Trustees
Steven E. Buller	N	N	N	D
John A. Caroselli	N	N	N	D
Maureen R. Goldfarb	N	N	N	D
Peter D. Jones	N	N	N	D
John P. Kavanaugh	N	N	N	D
James W. Kilman, Jr.	N	N	N	D
Clarence Otis, Jr.	N	N	N	D
Maryanne L. Roepke	N	N	N	D

Paula E. Smith[1]	N	N	N	D

Laurie J. Thomsen	N	N	N	D

Darrell A. Williams[1]	N	N	N	N

1 Ms. Smith and Mr. Williams became Trustees of the Fund on January 1, 2025.

25% or Greater Ownership of the Fund

The following table identifies those investors who own 25% or more of the Fund’s voting shares as of July 1, 2025. Shareholders who own 25% or more of the Fund’s shares may have a significant impact on any shareholder vote of the Fund.

FUND NAME	PERCENTAGE FUND OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS ALABAMA MUNICIPAL BOND FUND	None	None
MFS ARKANSAS MUNICIPAL BOND FUND	None	None
MFS CALIFORNIA MUNICIPAL BOND FUND	None	None
MFS GEORGIA MUNICIPAL BOND FUND	None	None
MFS MARYLAND MUNICIPAL BOND FUND	None	None
MFS MASSACHUSETTS MUNICIPAL BOND FUND	None	None
MFS MISSISSIPPI MUNICIPAL BOND FUND	None	None
MFS MUNICIPAL INCOME FUND	None	None
MFS MUNICIPAL INTERMEDIATE FUND	None	None
MFS NEW YORK MUNICIPAL BOND FUND	None	None

FUND NAME	PERCENTAGE FUND OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS NORTH CAROLINA MUNICIPAL BOND FUND	None	None
MFS PENNSYLVANIA MUNICIPAL BOND FUND	None	None
MFS SOUTH CAROLINA MUNICIPAL BOND FUND	None	None
MFS VIRGINIA MUNICIPAL BOND FUND	None	None
MFS WEST VIRGINIA MUNICIPAL BOND FUND	None	None

5% or Greater Ownership of Share Class

The following table identifies those investors who own of record or are known by a Fund to own beneficially 5% or more of any class of a Fund’s outstanding shares as of July 1, 2025.

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS ALABAMA MUNICIPAL BOND FUND CLASS A
	71.67	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
MFS ALABAMA MUNICIPAL BOND FUND CLASS B
	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS ALABAMA MUNICIPAL BOND FUND CLASS I
	34.95	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	24.46	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	23.00	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
MFS ALABAMA MUNICIPAL BOND FUND CLASS R6
	99.29	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
MFS ARKANSAS MUNICIPAL BOND FUND CLASS A
	47.63	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	14.18	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	11.23	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	6.38	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
MFS ARKANSAS MUNICIPAL BOND FUND CLASS B
	85.10	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
	14.88	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
MFS ARKANSAS MUNICIPAL BOND FUND CLASS I
	26.94	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	14.46	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	12.93	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	10.27	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	9.37	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	8.47	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901
	6.39	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	6.33	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS ARKANSAS MUNICIPAL BOND FUND CLASS R6
	89.92	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	8.99	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
MFS CALIFORNIA MUNICIPAL BOND FUND CLASS A
	55.96	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	7.55	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	7.05	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	5.04	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
MFS CALIFORNIA MUNICIPAL BOND FUND CLASS B
	83.01	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	6.20	DAVID NEYLAN & TAMARA NEYLAN TTEES NEYLAN FAMILY REVOCABLE TRUST 16046 CAYENNE CREEK RD SAN DIEGO CA 92127-3704
MFS CALIFORNIA MUNICIPAL BOND FUND CLASS C
	49.98	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	10.75	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	9.48	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
MFS CALIFORNIA MUNICIPAL BOND FUND CLASS I
	21.76	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	17.58	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	16.26	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	9.91	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	7.73	MORGAN STANLEY SMITH BARNEY 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1965
	5.63	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901
MFS CALIFORNIA MUNICIPAL BOND FUND CLASS R6
	98.07	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
MFS GEORGIA MUNICIPAL BOND FUND CLASS A
	64.97	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	6.52	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	6.38	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS GEORGIA MUNICIPAL BOND FUND CLASS B
	83.06	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
	16.91	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
MFS GEORGIA MUNICIPAL BOND FUND CLASS I
	23.77	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	17.95	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	14.78	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	13.10	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	10.28	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	7.86	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901
	6.82	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
MFS GEORGIA MUNICIPAL BOND FUND CLASS R6
	99.08	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
MFS MARYLAND MUNICIPAL BOND FUND CLASS A
	48.74	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	17.03	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
MFS MARYLAND MUNICIPAL BOND FUND CLASS B
	56.55	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	35.98	DONALD F MUNSON 117 W MAGNOLIA AVE HAGERSTOWN MD 21742-3348
MFS MARYLAND MUNICIPAL BOND FUND CLASS I
	17.42	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	17.19	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901
	16.30	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	14.21	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	7.75	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	6.57	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	6.16	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	5.14	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
MFS MARYLAND MUNICIPAL BOND FUND CLASS R6
	99.15	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS MASSACHUSETTS MUNICIPAL BOND FUND CLASS A
	27.49	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	21.04	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	10.72	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	8.48	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	5.53	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
MFS MASSACHUSETTS MUNICIPAL BOND FUND CLASS B
	52.21	JON D CLEMENS 1305 RESERVE DR NE BROOKHAVEN GA 30319-5903
	31.39	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	8.95	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
MFS MASSACHUSETTS MUNICIPAL BOND FUND CLASS I
	30.01	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	16.16	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	12.24	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	10.22	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	6.75	UBS WM USA 1000 HARBOR BLVD FL 6 WEEHAWKEN NJ 07086-6761
	5.27	STEVEN R GORHAM & DOROTHY L GORHAM 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS MASSACHUSETTS MUNICIPAL BOND FUND CLASS R6
	84.17	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	14.11	J P MORGAN SECURITIES LLC 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003
MFS MISSISSIPPI MUNICIPAL BOND FUND CLASS A
	55.47	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	7.73	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	6.88	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	5.47	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
MFS MISSISSIPPI MUNICIPAL BOND FUND CLASS B
	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS MISSISSIPPI MUNICIPAL BOND FUND CLASS I
	27.06	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	16.99	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	13.85	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	9.42	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	6.95	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	6.83	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
MFS MISSISSIPPI MUNICIPAL BOND FUND CLASS R6
	97.89	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
MFS MUNICIPAL INCOME FUND CLASS A
	73.07	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
MFS MUNICIPAL INCOME FUND CLASS A1
	10.32	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901
	9.19	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	8.53	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	7.23	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	5.81	MORGAN STANLEY SMITH BARNEY 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1965
	5.47	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
MFS MUNICIPAL INCOME FUND CLASS B
	32.47	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	26.01	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	19.83	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	9.91	DELORES C DOLESH 2526 CLAGUE RD WESTLAKE OH 44145-4335
MFS MUNICIPAL INCOME FUND CLASS B1
	99.99	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS MUNICIPAL INCOME FUND CLASS C
	17.66	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	16.63	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	12.04	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	7.90	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	7.44	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	6.38	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
MFS MUNICIPAL INCOME FUND CLASS I
	37.27	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	15.46	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	14.74	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	10.31	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	6.65	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
MFS MUNICIPAL INCOME FUND CLASS R6
	92.23	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
MFS MUNICIPAL INTERMEDIATE FUND CLASS A
	61.82	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	12.78	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	5.64	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901
MFS MUNICIPAL INTERMEDIATE FUND CLASS C
	36.10	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	22.95	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	22.77	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	13.22	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
MFS MUNICIPAL INTERMEDIATE FUND CLASS I
	30.86	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	17.85	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	14.59	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901
	14.49	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	11.93	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	6.33	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
MFS MUNICIPAL INTERMEDIATE FUND CLASS R6
	92.91	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	5.94	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
MFS NEW YORK MUNICIPAL BOND FUND CLASS A
	19.54	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	12.79	J P MORGAN SECURITIES LLC 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003
	11.08	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	10.92	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	9.50	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	7.19	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	5.78	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS NEW YORK MUNICIPAL BOND FUND CLASS B
	30.60	WENDY L BERGER 46 MARY AVE POUGHKEEPSIE NY 12603-1418
	28.01	MARY B MARKETT 27 ANTOINETTE DR POUGHKEEPSIE NY 12601-5507
	18.16	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	11.14	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	5.78	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
MFS NEW YORK MUNICIPAL BOND FUND CLASS C
	21.66	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	16.64	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	11.43	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	10.18	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	6.63	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	5.66	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
MFS NEW YORK MUNICIPAL BOND FUND CLASS I
	27.37	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	14.00	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	13.61	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	10.31	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	8.78	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	7.40	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	6.28	UBS WM USA 1000 HARBOR BLVD FL 6 WEEHAWKEN NJ 07086-6761
MFS NEW YORK MUNICIPAL BOND FUND CLASS R6
	96.60	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
MFS NORTH CAROLINA MUNICIPAL BOND FUND CLASS A
	37.26	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	28.57	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	8.43	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	5.73	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901
MFS NORTH CAROLINA MUNICIPAL BOND FUND CLASS B
	45.99	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	44.08	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	9.91	JERRY W MOOREFIELD 2964 SHEPPARD MILL RD SANDY RIDGE NC 27046-7036

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	9.91	MFS HERITAGE TRUST COMPANY 111 HUNTINGTON AVENUE BOSTON MA 02199-7632
MFS NORTH CAROLINA MUNICIPAL BOND FUND CLASS C
	22.19	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	18.00	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	12.30	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	8.81	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	7.40	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	6.98	MORGAN STANLEY SMITH BARNEY 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1965
	6.61	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901
	6.00	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
MFS NORTH CAROLINA MUNICIPAL BOND FUND CLASS I
	18.89	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	15.83	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	14.53	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	7.81	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901
	6.80	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	6.76	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	6.34	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	5.34	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	5.05	MORGAN STANLEY SMITH BARNEY 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1965
MFS NORTH CAROLINA MUNICIPAL BOND FUND CLASS R6
	88.00	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	5.01	VALLEE & CO C/O RELIANCE TRUST COMPANY WI 4900 W BROWN DEER RD MILWAUKEE WI 53223-2422
MFS PENNSYLVANIA MUNICIPAL BOND FUND CLASS A
	33.71	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	12.17	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	10.43	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	6.03	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901
MFS PENNSYLVANIA MUNICIPAL BOND FUND CLASS B
	61.69	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	32.48	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS PENNSYLVANIA MUNICIPAL BOND FUND CLASS I
	25.98	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	22.18	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	12.14	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901
	12.12	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	10.86	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	5.10	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
MFS PENNSYLVANIA MUNICIPAL BOND FUND CLASS R6
	48.39	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	46.91	MARIL & CO C/O RELIANCE TRUST COMPANY WI 4900 WEST BROWN DEER RD MILWAUKEE WI 53223-2422
MFS SOUTH CAROLINA MUNICIPAL BOND FUND CLASS A
	58.45	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	5.80	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	5.22	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
MFS SOUTH CAROLINA MUNICIPAL BOND FUND CLASS B
	55.26	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
	29.23	MORGAN STANLEY SMITH BARNEY 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1965
	12.34	WILLIAM E MCLEAN 28 BRISBANE DR CHARLESTON SC 29407-3419
MFS SOUTH CAROLINA MUNICIPAL BOND FUND CLASS I
	21.27	MORGAN STANLEY SMITH BARNEY 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1965
	14.65	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	13.72	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901
	12.93	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	11.81	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	6.62	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	6.54	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
MFS SOUTH CAROLINA MUNICIPAL BOND FUND CLASS R6
	99.23	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS VIRGINIA MUNICIPAL BOND FUND CLASS A
	27.51	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	22.94	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	10.06	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	8.12	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	6.07	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
MFS VIRGINIA MUNICIPAL BOND FUND CLASS B
	90.80	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7610
	8.95	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
MFS VIRGINIA MUNICIPAL BOND FUND CLASS C
	23.95	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	17.10	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	11.64	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	9.30	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	9.07	MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484
	8.28	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	7.67	MORGAN STANLEY SMITH BARNEY 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1965
MFS VIRGINIA MUNICIPAL BOND FUND CLASS I
	23.45	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	20.23	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
	10.63	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901
	8.70	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	7.16	MORGAN STANLEY SMITH BARNEY 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1965
	6.55	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	6.20	UBS WM USA 1000 HARBOR BLVD FL 6 WEEHAWKEN NJ 07086-6761
	5.37	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
MFS VIRGINIA MUNICIPAL BOND FUND CLASS R6
	93.80	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
MFS WEST VIRGINIA MUNICIPAL BOND FUND CLASS A
	48.58	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	14.81	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	12.39	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
MFS WEST VIRGINIA MUNICIPAL BOND FUND CLASS B
	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVE BOSTON MA 02199-7632
MFS WEST VIRGINIA MUNICIPAL BOND FUND CLASS I
	33.98	WELLS FARGO CLEARING SERVICES LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523
	18.87	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995
	13.42	HOSSEIN YASSINI-FARD 1315 NATIONAL RD APT 304 WHEELING WV 26003-7522
	5.85	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	5.56	AMERICAN ENTERPRISE INVESTMENT 707 2ND AVE S MINNEAPOLIS MN 55402-2405
MFS WEST VIRGINIA MUNICIPAL BOND FUND CLASS R6
	98.84	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710

APPENDIX D - PORTFOLIO MANAGER(S)

Compensation

MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.

MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a durable investment process. As of December 31, 2024, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter. The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon. The fixed-length time periods include the portfolio manager's full tenure on each Fund/strategy and, when available, 10-, 5-, and 3-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2024, the following benchmarks were used to measure the following portfolio managers' performance for the following Funds:

Fund	Portfolio Manager	Benchmark(s)
MFS Alabama Municipal Bond Fund	Michael Dawson	Bloomberg Municipal Bond Index Morningstar US Fund Municipal Single State Long

MFS Arkansas Municipal Bond Fund	Michael Dawson	Bloomberg Municipal Bond Index Morningstar US Fund Municipal Single State Long

MFS California Municipal Bond Fund	Michael Dawson	Bloomberg Municipal Bond Index Morningstar US Fund Municipal California Long

MFS Georgia Municipal Bond Fund	Michael Dawson	Bloomberg Municipal Bond Index Morningstar US Fund Municipal Single State Long

MFS Maryland Municipal Bond Fund	Michael Dawson	Bloomberg Municipal Bond Index Morningstar US Fund Municipal Single State Long

MFS Massachusetts Municipal Bond Fund	Michael Dawson	Bloomberg Municipal Bond Index Morningstar US Fund Municipal Massachusetts

MFS Mississippi Municipal Bond Fund	Michael Dawson	Bloomberg Municipal Bond Index Morningstar US Fund Municipal Single State Long

MFS Municipal Income Fund	Jason Kosty	Bloomberg Municipal Bond Index Morningstar US Fund Municipal National Long
	Megan Poplowski	Bloomberg Municipal Bond Index Morningstar US Fund Municipal National Long
	Geoffrey Schechter	Bloomberg Municipal Bond Index Morningstar US Fund Municipal National Long

Fund	Portfolio Manager	Benchmark(s)
MFS Municipal Intermediate Fund	Jason Kosty	Bloomberg Municipal 1-15 Year Index
	Megan Poplowski	Bloomberg Municipal 1-15 Year Index
	Geoffrey Schechter	Bloomberg Municipal 1-15 Year Index

MFS New York Municipal Bond Fund	Michael Dawson	Bloomberg Municipal Bond Index Morningstar US Fund Municipal New York Long

MFS North Carolina Municipal Bond Fund	Michael Dawson	Bloomberg Municipal Bond Index Morningstar US Fund Municipal Single State Long

MFS Pennsylvania Municipal Bond Fund	Michael Dawson	Bloomberg Municipal Bond Index Morningstar US Fund Municipal Pennsylvania

MFS South Carolina Municipal Bond Fund	Michael Dawson	Bloomberg Municipal Bond Index Morningstar US Fund Municipal Single State Long

MFS Virginia Municipal Bond Fund	Michael Dawson	Bloomberg Municipal Bond Index Morningstar US Fund Municipal Single State Long

MFS West Virginia Municipal Bond Fund	Michael Dawson	Bloomberg Municipal Bond Index Morningstar US Fund Municipal Single State Long

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to the MFS investment process and the client experience (distinct from fund and other account performance).

The performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS fund(s) selected by the portfolio manager. A selected fund may, but is not required to, be a fund that is managed by the portfolio manager.

MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) (including the value of any deferred cash award which is based on the performance of the Fund) as of the Fund's fiscal year ended March 31, 2025. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund
MFS Alabama Municipal Bond Fund	Michael Dawson	N

MFS Arkansas Municipal Bond Fund	Michael Dawson	N

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund

MFS California Municipal Bond Fund	Michael Dawson	N

MFS Georgia Municipal Bond Fund	Michael Dawson	N

MFS Maryland Municipal Bond Fund	Michael Dawson	N

MFS Massachusetts Municipal Bond Fund	Michael Dawson	D

MFS Mississippi Municipal Bond Fund	Michael Dawson	N

MFS Municipal Income Fund	Jason Kosty	D
	Megan Poplowski	N
	Geoffrey Schechter	F

MFS Municipal Intermediate Fund	Jason Kosty	D
	Megan Poplowski	N
	Geoffrey Schechter	D

MFS New York Municipal Bond Fund	Michael Dawson	N

MFS North Carolina Municipal Bond Fund	Michael Dawson	N

MFS Pennsylvania Municipal Bond Fund	Michael Dawson	N

MFS South Carolina Municipal Bond Fund	Michael Dawson	N

MFS Virginia Municipal Bond Fund	Michael Dawson	N

MFS West Virginia Municipal Bond Fund	Michael Dawson	N

Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub-advised by MFS or an affiliate. Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed. The number and assets of these accounts were as follows as of the Fund's fiscal year ended March 31, 2025:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Alabama Municipal Bond Fund	Michael Dawson	Registered Investment Companies[1]	18	$6.6 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable

MFS Arkansas Municipal Bond Fund	Michael Dawson	Registered Investment Companies[1]	18	$6.6 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
MFS California Municipal Bond Fund	Michael Dawson	Registered Investment Companies[1]	18	$6.6 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable

MFS Georgia Municipal Bond Fund	Michael Dawson	Registered Investment Companies[1]	18	$6.6 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable

MFS Maryland Municipal Bond Fund	Michael Dawson	Registered Investment Companies[1]	18	$6.6 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable

MFS Massachusetts Municipal Bond Fund	Michael Dawson	Registered Investment Companies[1]	18	$6.6 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable

MFS Mississippi Municipal Bond Fund	Michael Dawson	Registered Investment Companies[1]	18	$6.6 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable

MFS Municipal Income Fund	Geoffrey Schechter	Registered Investment Companies[1]	15	$22.0 billion
		Other Pooled Investment Vehicles	4	$579.8 million
		Other Accounts	4	$622.1 million
	Jason Kosty	Registered Investment Companies[1]	10	$15.8 billion
		Other Pooled Investment Vehicles	1	$118.0 million
		Other Accounts	4	$622.1 million
	Megan Poplowski	Registered Investment Companies[1]	6	$15.0 billion
		Other Pooled Investment Vehicles	1	$118.0 million
		Other Accounts	4	$622.1 million

MFS Municipal Intermediate Fund	Geoffrey Schechter	Registered Investment Companies[1]	15	$22.0 billion
		Other Pooled Investment Vehicles	4	$579.8 million
		Other Accounts	4	$622.1 million
	Jason Kosty	Registered Investment Companies[1]	10	$15.8 billion
		Other Pooled Investment Vehicles	1	$118.0 million
		Other Accounts	4	$622.1 million
	Megan Poplowski	Registered Investment Companies[1]	6	$15.0 billion
		Other Pooled Investment Vehicles	1	$118.0 million
		Other Accounts	4	$622.1 million

MFS New York Municipal Bond Fund	Michael Dawson	Registered Investment Companies[1]	18	$6.6 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable

MFS North Carolina Municipal Bond Fund	Michael Dawson	Registered Investment Companies[1]	18	$6.6 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
MFS Pennsylvania Municipal Bond Fund	Michael Dawson	Registered Investment Companies[1]	18	$6.6 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable

MFS South Carolina Municipal Bond Fund	Michael Dawson	Registered Investment Companies[1]	18	$6.6 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable

MFS Virginia Municipal Bond Fund	Michael Dawson	Registered Investment Companies[1]	18	$6.6 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable

MFS West Virginia Municipal Bond Fund	Michael Dawson	Registered Investment Companies[1]	18	$6.6 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable

[1]	Includes the Fund.

Advisory fees were not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures reasonably designed to address such potential conflicts. There is no guarantee that MFS will be successful in identifying or mitigating conflicts of interest.

The management of multiple funds and accounts (including accounts in which MFS, an affiliate, an employee, an officer, or a director has an interest) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons, and fees, as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances, there are securities which are suitable for the Fund’s portfolio as well as for one or more other accounts advised by MFS or its subsidiaries (including accounts in which MFS, an affiliate, an employee, an officer, or a director has an interest). MFS' trade allocation policies could have a detrimental effect on the Fund if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts advised by MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more accounts are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each over time. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or availability of a security with respect to the Fund.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund; for instance, those that pay a higher advisory fee and/or have a performance adjustment, those that include an investment by the portfolio manager, and/or those in which MFS, its affiliates, its employees, its officers, and/or its directors own or have an interest.

To the extent permitted by applicable law, certain accounts may invest their assets in other accounts advised by MFS or its affiliates, including accounts that are advised by one or more of the same portfolio manager(s), which could result in conflicts of interest relating to asset allocation, timing of purchases and redemptions, and increased profitability for MFS, its affiliates, and/or its personnel, including portfolio managers.

APPENDIX E - PROXY VOTING POLICIES AND PROCEDURES

MASSACHUSETTS FINANCIAL SERVICES COMPANY

PROXY VOTING POLICIES AND PROCEDURES

January 1, 2025

At MFS Investment Management, our core purpose is to create value responsibly. In serving the long-term economic interests of our clients, we rely on deep fundamental research, risk awareness, engagement, and effective stewardship to generate long-term risk-adjusted returns for our clients. A core component of this approach is our proxy voting activity. We believe that robust ownership practices can help protect and enhance long-term shareholder value. Such ownership practices include diligently exercising our voting rights as well as engaging with our issuers on a variety of proxy voting topics. We recognize that environmental, social and governance (“ESG”) issues may impact the long-term value of an investment, and, therefore, we consider ESG issues in light of our fiduciary obligation to vote proxies in what we believe to be in the best long- term economic interest of our clients.

MFS Investment Management and its subsidiaries that perform discretionary investment activities (collectively, “MFS”) have adopted these proxy voting policies and procedures (“MFS Proxy Voting Policies and Procedures”) with respect to securities owned by the clients for which MFS serves as investment adviser and has been delegated the power to vote proxies on behalf of such clients. These clients include pooled investment vehicles sponsored by MFS (an “MFS Fund” or collectively, the “MFS Funds”).

Our approach to proxy voting is guided by the overall principle that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of our clients for which we have been delegated with the authority to vote on their behalf, and not in the interests of any other party, including company management or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares and institutional client relationships. These Proxy Voting Policies and Procedures include voting guidelines that govern how MFS generally will vote on specific matters as well as how we monitor potential material conflicts of interest on the part of MFS that could arise in connection with the voting of proxies on behalf of MFS’ clients.

Our approach to proxy voting is guided by the following additional principles:

1. Consistency in application of the policy across multiple client portfolios: While MFS generally seeks a single vote position on the same matter when securities of an issuer are held by multiple client portfolios, MFS may vote differently on the matter for different client portfolios under certain circumstances. For example, we may vote differently for a client portfolio if we have received explicit voting instructions to vote differently from such client for its own account. Likewise, MFS may vote differently if the portfolio management team responsible for a particular client account believes that a different voting instruction is in the best long-term economic interest of such account.

2. Consistency in application of policy across shareholder meetings in most instances: As a general matter, MFS seeks to vote consistently on similar proxy proposals across all shareholder meetings. However, as many proxy proposals (e.g., mergers, acquisitions, and shareholder proposals) are analyzed on a case-by-case basis in light of the relevant facts and circumstances of the issuer and proposal MFS may vote similar proposals differently at different shareholder meetings. In addition, MFS also reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.

3. Consideration of company specific context and informed by engagement: As noted above MFS will seek to consider a company’s specific context in determining its voting decision. Where there are significant, complex or unusual voting items we may seek to engage with a company before making the vote to further inform our decision. Where sufficient progress has not been made on a particular issue of engagement, MFS may determine a vote against management is warranted to reflect our concerns and encourage change in the best long-term economic interests of our clients for which MFS has been delegated with the authority to vote on their behalf.

4. Clear decisions to best support issuer processes and decision making: To best support improved issuer decision making we strive to generally provide clear decisions by voting either For or Against each item. We may however vote to Abstain in certain situations if we believe a vote either For or Against may produce a result not in the best long-term economic interests of our clients.

5. Transparency in approach and implementation: In addition to the publication of the MFS Proxy Voting Policies and Procedures on our website, we are open to communicating our vote intention with companies, including ahead of the annual meeting. We may do this proactively where we wish to make our view or corresponding rationale clearly known to the company. Our voting data is reported to clients upon request and publicly on a quarterly and annual basis on our website (under Proxy Voting Records & Reports). For more information about reporting on our proxy voting activities, please refer to Section F below.

A. VOTING GUIDELINES

The following guidelines govern how MFS will generally vote on specific matters presented for shareholder vote. These guidelines are not exhaustive, and MFS may vote on matters not identified below. In such circumstances, MFS will be governed by its general policy to vote in what MFS believes to be in the best long-term economic interest of its clients.

These guidelines are written to apply to the markets and companies where MFS has significant assets invested. There will be markets and companies, such as controlled companies and smaller markets, where local governance practices are taken into consideration and exceptions may need to be applied that are not explicitly stated below. There are also markets and companies where transparency and related data limit the ability to apply these guidelines.

Board structure and performance

MFS generally supports the election and/or discharge of directors proposed by the board in uncontested or non-contentious elections, unless concerns have been identified, such as in relation to:

Director independence

MFS believes that good governance is enabled by a board with at least a simple majority of directors who are “independent” (as determined by MFS in its sole discretion)1 of management, the company and each other. MFS may not support the non-independent nominees, or other relevant director (e.g., chair of the board or the chair of the nominating committee), where insufficient independence is identified and determined to be a risk to the board’s and/or company’s effectiveness.

As a general matter we will not support a nominee to a board if, as a result of such nominee being elected to the board, the board will consist of less than a simple majority of members who are “independent.” However, there are also governance structures and markets where we may accept lower levels of independence, such as companies required to have non-shareholder representatives on the board, controlled companies, and companies in certain markets. In these circumstances we generally expect the board to be at least one-third independent or at least half of shareholder representatives to be independent, and as a general matter we will not support the nominee to the board if as a result of such nominee’s election these expectations are not met. In certain circumstances, we may not support another relevant director’s election. For example, in Japan, we will generally not support the most senior director where the board is not comprised of at least one-third independent directors or is not majority independent for those companies listed on the Prime Market with a controlling shareholder.

MFS also believes good governance is enabled by a board whose key committees, in particular audit, nominating and compensation/remuneration, consist entirely of “independent” directors. For Canada and US companies, MFS generally votes against any non-independent nominee that would cause any of the audit, compensation, nominating committee to not be fully independent. For Australia, Benelux, Ireland, New Zealand, Switzerland, and UK companies MFS generally votes against any non-independent nominee that would cause the audit or compensation/remuneration committee to not be fully independent. For Korea companies, MFS generally votes against any non-independent nominee or other relevant director that would cause the audit committee to not be fully independent, would result in the chair of the nominating and compensation/remuneration committee to not be independent, or would cause the nominating and compensation/remuneration committees to be less than majority independent. In other markets MFS generally votes against non-independent nominees or other relevant director if a majority of committee members or the chair of the audit committee are not independent. However, there are also governance structures (e.g., controlled companies or boards with non-shareholder representatives) and markets where we may accept lower levels of independence for these key committees.

While there are currently markets where we accept lower levels of independence, we expect to expand these independence guidelines to all markets over time.

Independent chairs

MFS believes boards should include some form of independent leadership responsible for amplifying the views of independent directors and setting meeting agendas, and this is often best positioned as an independent chair of the board or a lead independent director. We review the merits of a change in leadership structure on a case-by-case basis.

Tenure in leadership roles

We may vote against a chair who is designated independent, or a lead independent director whose overall tenure on the board equals or exceeds twenty (20) years, if progress on refreshment is not made or being considered by the company’s board or we identify other concerns that suggest more immediate refreshment is necessary, such as the director’s role on a key committee.

____________________________________

1 MFS’ determination of “independence” may be different than that of the company, the exchange on which the company is listed, or of a third party (e.g., proxy advisory firm).

Overboarding

All directors on a board should have sufficient time and attention to fulfil their duties and play their part in achieving effective oversight, both in normal and exceptional circumstances.

MFS may also vote against any director if we deem such nominee to have board or committee roles or other outside time commitments that we believe would impair their ability to dedicate sufficient time and attention to their director role.

As a general guideline, MFS will generally vote against a director’s election if they:

• Are not a CEO or executive chair of a public company but serve on more than four (4) public company boards in total at US companies and more than five (5) public boards for companies in other non-US markets.

• Are a CEO or executive chair of a public company and serve on more than two (2) public company boards in total at US companies and two (2) outside public company boards for companies in non-US markets. In these cases, MFS would likely only apply a vote against at the meetings of the companies where the director is non-executive.

MFS may consider exceptions to this guideline if: (i) the company has disclosed the director's plans to step down from the number of public company boards exceeding the above limits, as applicable, within a reasonable time; or (ii) the director exceeds the permitted number of public company board seats solely due to either his/her board service on an affiliated company (e.g., a subsidiary), or service on more than one investment company within the same investment company complex (as defined by applicable law), or iii) after engagement we believe the director’s ability to dedicate sufficient time and attention is not impaired by the external roles.

Diversity

MFS believes that a well-balanced board with diverse perspectives is a foundation for sound corporate governance, and this is best spread across the board rather than concentrated in one or a few individuals. We take a holistic view on the dimensions of diversity that can lead to diversity of perspectives and stronger oversight and governance.

Gender diversity is one such dimension and where good disclosure and data enables a specific expectation and voting guideline.

On gender representation specifically MFS wishes to see companies in all markets achieve a consistent minimum representation of women of at least a third of the board, and we are likely to increase our voting guideline towards this over time.

Currently, where data is available, MFS will generally vote against the chair of the nominating and governance committee or other most relevant position at any company whose board is comprised of an insufficient representation of directors who are women for example:

• At US, Canadian, European, Australian, New Zealand companies: less than 24%.

• At Brazilian companies: less than 20%.

• At Chinese, Hong Kong, Indian, Japanese, Korean, other Latin American companies: less than 10%.

As a general matter, MFS will vote against the chair of the nominating committee of US S&P 500 companies and UK FTSE 100 companies that have failed to appoint at least one director who identifies as either an underrepresented ethnic/racial minority or a member of the LGBTQ+ community.

MFS may consider exceptions to these guidelines if we believe that the company is transitioning towards these goals or has provided clear and compelling reasons for why they have been unable to comply with these goals.

For other markets, we will engage on board diversity and may vote against the election of directors where we fail to see progress.

Board size

MFS believes that the size of the board can have an effect on the board's ability to function efficiently and effectively. While MFS may evaluate board size on a case-by-case basis, we will typically vote against the chair of the nominating and governance committee in instances where the size of the board is greater than sixteen (16) members. An exception to this is companies with requirements to have equal representation of employees on the board where we expect a maximum of twenty (20) members.

Other concerns related to director election:

MFS may also not support some or all nominees standing for election to a board if we determine:

• There are concerns with a director or board regarding performance, governance or oversight, which may include:

o Clear failures in oversight or execution of duties, including the identification, management and reporting of material risks and information, at the company or any other at which the nominee has served. This may include climate-related risks;

o A failure by the director or board of the issuer to take action to eliminate shareholder unfriendly provisions in the issuer's charter documents, or the introduction of shareholder unfriendly provisions or actions; or

o Allowing the hedging and/or significant pledging of company shares by executives.

· A director attended less than 75% of the board and/or relevant committee meetings in the previous year without a valid reason stated in the proxy materials or other annual governance reporting;

· The board or relevant committee has not adequately responded to an issue that received a significant vote against management from shareholders;

· The board has implemented a poison pill without shareholder approval since the last annual meeting and such poison pill is not on the subsequent shareholder meeting's agenda (including those related to net-operating loss carry-forwards); or

· In Japan, the company allocates a significant portion of its net assets to cross-shareholdings.

Unless the concern is commonly accepted market practice, MFS may also not support some or all nominees standing for election to a nominating committee if we determine (in our sole discretion) that the chair of the board is not independent and there is no strong lead independent director role in place, or an executive director is a member of a key board committee.

Where individual directors are not presented for election in the year MFS may apply the same vote position to votes on the discharge of the director. Where the election of directors is bundled MFS may vote against the whole group if there is concern with an individual director and no other vote related to that director.

Proxy contests

From time to time, a shareholder may express alternative points of view in terms of a company's strategy, capital allocation, or other issues. Such a shareholder may also propose a slate of director nominees different than the slate of director nominees proposed by the company (a "Proxy Contest"). MFS will analyze Proxy Contests on a case-by-case basis, taking into consideration the track record and current recommended initiatives of both company management and the dissident shareholder(s). MFS will support the director nominee(s) that we believe is in the best, long-term economic interest of our clients.

Other items related to board accountability:

Majority voting for the election of directors: MFS generally supports reasonably crafted proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections).

Declassified boards: MFS generally supports proposals to declassify a board (i.e., a board in which only a sub-set of board members is elected each year) for all issuers other than for certain closed-end investment companies. MFS generally opposes proposals to classify a board for issuers other than for certain closed-end investment companies.

The right to call a special meeting or act by written consent:

MFS believes a threshold of 15-25% is an appropriate balance of shareholder and company interests, with thresholds of 15% for large and widely held companies.

MFS will generally support management proposals to establish these rights where they do not currently exist. MFS will generally support shareholder proposals to adjust existing rights to within the thresholds described above. MFS may also support shareholder proposals to establish the right at a threshold of 10% or above if no existing right exists and no right is presented for vote by management within the threshold range described above.

MFS will support shareholder proposals to establish the right to act by majority written consent if shareholders do not have the right to call a special meeting at the thresholds described above or lower.

Proxy access: MFS believes that the ability of qualifying shareholders to nominate a certain number of directors on the company's proxy statement ("Proxy Access") may have corporate governance benefits. However, such potential benefits must be balanced by its potential misuse by shareholders. Therefore, MFS generally supports Proxy Access proposals at U.S. issuers that establish ownership criteria of 3% of the company held continuously for a period of 3 years. In our view, such qualifying shareholders should have the ability to nominate at least 2 directors. We also believe companies should be mindful of imposing any undue impediments within their bylaws that may render Proxy Access impractical, including re-submission thresholds for director nominees via Proxy Access.

Items related to shareholder rights:

Anti-takeover measures: In general, MFS votes against any measure that inhibits capital appreciation in a stock, including proposals that protect management from action by shareholders. These types of proposals take many forms, ranging from “poison pills” and “shark repellents” to super-majority requirements. While MFS may consider the adoption of a prospective “poison pill” or the continuation of an existing “poison pill" on a case-by-case basis, MFS generally votes against such anti-takeover devices.

MFS will consider any poison pills designed to protect a company’s net-operating loss carryforwards on a case-by-case basis, weighing the accounting and tax benefits of such a pill against the risk of deterring future acquisition candidates. MFS will also consider, on a case-by-case basis, proposals designed to prevent tenders which are disadvantageous to shareholders such as tenders at below market prices and tenders for substantially less than all shares of an issuer.

MFS generally supports proposals that seek to remove governance structures that insulate management from shareholders. MFS generally votes for proposals to rescind existing “poison pills” and proposals that would require shareholder approval to adopt prospective “poison pills.”

Cumulative voting: MFS generally opposes proposals that seek to introduce cumulative voting and supports proposals that seek to eliminate cumulative voting. In either case, MFS will consider whether cumulative voting is likely to enhance the interests of MFS’ clients as minority shareholders.

One-share one-vote: As a general matter, MFS supports proportional alignment of voting rights with economic interest and may not support a proposal that deviates from this approach. For companies listing with multiple share classes or other forms of disproportionate control are in place, we expect these to have sunset provisions of generally no longer than seven years after which the structure becomes single class one-share one-vote.

Reincorporation and reorganization proposals: When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. MFS generally votes with management in regard to these types of proposals, however, if MFS believes the proposal is not in the best long-term economic interests of its clients, then MFS may vote against management (e.g., the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers).

Other business: MFS generally votes against "other business" proposals as the content of any such matter is not known at the time of our vote.

Items related to capitalization proposals, capital allocation and corporate actions:

Issuance of stock: There are many legitimate reasons for the issuance of stock. Nevertheless, as noted below under “Stock Plans,” when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g., by more than approximately 10-15%), MFS generally votes against the plan.

MFS typically votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a “blank check”) because the unexplained authorization could work as a potential anti-takeover device. MFS may also vote against the authorization or issuance of common or preferred stock if MFS determines that the requested authorization is excessive or not warranted. MFS will consider the duration of the authority and the company’s history in using such authorities in making its decision.

Repurchase programs: MFS generally supports proposals to institute share repurchase plans in which all shareholders have the opportunity to participate on an equal basis. Such plans may include a company acquiring its own shares on the open market, or a company making a tender offer to its own shareholders.

Mergers, acquisitions & other special transactions: MFS considers proposals with respect to mergers, acquisitions, sale of company assets, share and debt issuances and other transactions that have the potential to affect ownership interests on a case-by-case basis. When analyzing such proposals, we use a variety of materials and information, including our own internal research as well as the research of third-party service providers.

Independent Auditors

MFS generally supports the election of auditors but may determine to vote against the election of a statutory auditor and/or members of the audit committee in certain markets if MFS reasonably believes that the statutory auditor is not truly independent, sufficiently competent or there are concerns related to the auditor’s work or opinion. To inform this view, MFS may evaluate the use of non-audit services in voting decisions when the percentage of non-audit fees to total auditor fees exceeds 40%, in particular if recurring.

Executive Compensation

MFS believes that competitive compensation packages are necessary to attract, motivate and retain executives. We seek compensation plans that are geared towards durable long-term value creation and aligned with shareholder interests and experience, such as where we believe:

• The plan is aligned with the company’s current strategic priorities with a focused set of clear, suitably ambitious and measurable performance conditions;

o Practices of concern may include an incentive plan without financial performance conditions, without a substantial majority weighting to quantitative metrics or that vests substantially below median performance.

• Meaningful portions of awards are paid in shares and based on long performance periods (e.g., at least three years);

o Practices of concern may include low executive share ownership in the context of total pay and tenure.

• Awards and potential future awards, reflect the nature of the business, value created and the executive’s performance;

o Practices of concern may include large windfall gains or award increases without justification.

• Awards are fair, not detrimental to firm culture and reflect the policies approved by shareholders at previous meetings with appropriate use of discretion (positive and negative); and

o Practices of concern may include one-off awards without justification or robust performance conditions, equity awards repriced without shareholder approval, substantial executive or director share pledging, egregious perks or substantial internal pay imbalances.

• The calculation and justification for awards is sufficiently transparent for investors to appraise alignment with performance and future incentives.

MFS will analyze votes on executive compensation on a case-by-case basis. When analyzing compensation practices, MFS generally uses a two-step process. MFS first seeks to identify any compensation practices that are potentially of concern by using both internal research and the research of third-party service providers. Where such practices are identified, MFS will then analyze the compensation practices in light of relevant facts and circumstances. MFS will vote against an issuer's executive compensation practices if MFS determines that such practices are not geared towards durable long-term value creation and are misaligned with the best, long-term economic interest of our clients. When analyzing whether an issuer’s compensation practices are aligned with the best, long-term economic interest of our clients, MFS uses a variety of materials and information, including our own internal research and engagement with issuers as well as the research of third-party service providers.

MFS generally supports proposals to include an advisory shareholder vote on an issuer’s executive compensation practices on an annual basis.

MFS does not have formal voting guideline in regard to the inclusion of ESG incentives in a company’s compensation plan; however, where such incentives are included, we believe:

• The incentives should be tied to issues that are financially material for the issuer in question.

• They should predominantly include quantitative or other externally verifiable outcomes rather than qualitative measures.

• The weighting of incentives should be appropriately balanced with other strategic priorities.

We believe non-executive directors may be compensated in cash or stock but these should not be performance-based.

Stock Plans

MFS may oppose stock option programs and restricted stock plans if they:

• Provide unduly generous compensation for officers, directors or employees, or could result in excessive dilution to other shareholders. As a general guideline, MFS votes against restricted stock, stock option, non-employee director, omnibus stock plans and any other stock plan if all such plans for a particular company involve potential excessive dilution (which we typically consider to be, in the aggregate, of more than 15%). MFS will generally vote against stock plans that involve potential dilution, in aggregate, of more than 10% at U.S. issuers that are listed in the Standard and Poor’s 100 index as of December 31 of the previous year.

• Allow the board or the compensation committee to re-price underwater options or to automatically replenish shares without shareholder approval.

• Do not require an investment by the optionee, give “free rides” on the stock price, or permit grants of stock options with an exercise price below fair market value on the date the options are granted.

In the cases where a stock plan amendment is seeking qualitative changes and not additional shares, MFS will vote on a case-by-case basis.

MFS will consider proposals to exchange existing options for newly issued options, restricted stock or cash on a case-by-case basis, taking into account certain factors, including, but not limited to, whether there is a reasonable value-for-value exchange and whether senior executives are excluded from participating in the exchange.

From time to time, MFS may evaluate a separate, advisory vote on severance packages or “golden parachutes” to certain executives at the same time as a vote on a proposed merger or acquisition. MFS will vote on a severance package on a case-by-case basis, and MFS may vote against the severance package regardless of whether MFS supports the proposed merger or acquisition.

MFS supports the use of a broad-based employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and do not result in excessive dilution.

MFS may also not support some or all nominees standing for election to a compensation/remuneration committee if:

• MFS votes against consecutive pay votes;

• MFS determines that a particularly egregious executive compensation practice has occurred. This may include use of discretion to award excessive payouts. MFS believes compensation committees should have flexibility to apply discretion to ensure final payments reflect long-term performance as long as this is used responsibly;

• MFS believes the committee is inadequately incentivizing or rewarding executives, or is overseeing pay practices that we believe are detrimental the long-term success of the company; or

• An advisory pay vote is not presented to shareholders, or the company has not implemented the advisory vote frequency supported by a plurality/majority of shareholders.

 Shareholder Proposals on Executive Compensation

MFS generally opposes shareholder proposals that seek to set rigid restrictions on executive compensation as MFS believes that compensation committees should retain flexibility to determine the appropriate pay package for executives.

MFS may support reasonably crafted shareholder proposals that:

• Require shareholder approval of any severance package for an executive officer that exceeds a certain multiple of such officer’s annual compensation that is not determined in MFS’ judgment to be excessive;

• Require the issuer to adopt a policy to recover the portion of performance-based bonuses and awards paid to senior executives that were not earned based upon a significant negative restatement of earnings, or other significant misconduct or corporate failure, unless the company already has adopted a satisfactory policy on the matter;

• Expressly prohibit the backdating of stock options; or,

• Prohibit the acceleration of vesting of equity awards upon a broad definition of a "change-in-control" (e.g., single or modified single-trigger).

Environmental and Social Proposals

Where management presents climate action/transition plans to shareholder vote, we will evaluate the level of ambition over time, scope, credibility and transparency of the plan in determining our support. Where companies present climate action progress reports to shareholder vote we will evaluate evidence of implementation of and progress against the plan and level of transparency in determining our support.

Most vote items related to environmental and social topics are presented by shareholders. As these proposals, even on the same topic, can vary significantly in scope and action requested, these proposals are typically assessed on a case-by-case basis.

For example, MFS may support reasonably crafted proposals:

• On climate change: that seek disclosure consistent with the recommendations of a generally accepted global framework (e.g., Task Force on Climate-related Financial Disclosures) that is appropriately audited and that is presented in a way that enables shareholders to assess and analyze the company's data; or request appropriately robust and ambitious plans or targets.

• Other environmental: that request the setting of targets for reduction of environmental impact or disclosure of key performance indicators or risks related to the impact, where materially relevant to the business. An example of such a proposal could be reporting on the impact of plastic use or waste stemming from company products or packaging.

• On diversity: that seek to amend a company’s equal employment opportunity policy to prohibit discrimination; that request good practice employee-related DEI disclosure; or that seek external input and reviews on specific related areas of performance.

• On lobbying: that request good practice disclosure regarding a company’s political contributions and lobbying payments and policy (including trade organizations and lobbying activity).

• On tax: that request reporting in line with the GRI 207 Standard on Tax.

• On corporate culture and/or human/worker rights: that request additional disclosure on corporate culture factors like employee turnover and/or management of human and labor rights.

MFS is unlikely to support a proposal if we believe that the proposal is unduly costly, restrictive, unclear, burdensome, has potential unintended consequences, is unlikely to lead to tangible outcomes or we don’t believe the issue is material or the action a priority for the business. MFS is also unlikely to support a proposal where the company already provides publicly available information that we believe is sufficient to enable shareholders to evaluate the potential opportunities and risks on the subject of the proposal, if the request of the proposal has already been substantially implemented, or if through engagement we gain assurances that it will be substantially implemented.

The laws of various states or countries may regulate how the interests of certain clients subject to those laws (e.g., state pension plans) are voted with respect to environmental, social and governance issues. Thus, it may be necessary to cast ballots differently for certain clients than MFS might normally do for other clients.

B. GOVERNANCE OF PROXY VOTING ACTIVITIES

From time to time, MFS may receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these MFS Proxy Voting Policies and Procedures and revises them as appropriate, in MFS' sole judgment.

1. MFS Proxy Voting Committee

The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment and Client Support Departments as well as members of the investment team. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:

a. Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b. Determines whether any potential material conflict of interest exists with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g., mergers and acquisitions);

c. Considers special proxy issues as they may arise from time to time; and

d. Determines engagement priorities and strategies with respect to MFS' proxy voting activities

The day-to-day application of the MFS Proxy Voting Policies and Procedures are conducted by the MFS Stewardship Team led by MFS’ Director of Global Stewardship. The Stewardship Team are members of MFS’ investment team.

2. Potential Conflicts of Interest

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see below) and shall ultimately vote the relevant ballot items in what MFS believes to be the best long-term economic interests of its clients.

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all votes are cast in the best long-term economic interest of its clients.2 Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee (including investment professionals) identifies an actual or potential conflict of interest with respect to any voting decision (including the ownership of securities in their individual portfolio), then that employee must recuse himself/herself from participating in the voting process. Any significant attempt by an employee of MFS or its subsidiaries to unduly influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.

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2 For clarification purposes, note that MFS votes in what we believe to be the best, long-term economic interest of our clients entitled to vote at the shareholder meeting, regardless of whether other MFS clients hold “short” positions in the same issuer or whether other MFS clients hold an interest in the company that is not entitled to vote at the shareholder meeting (e.g., bond holder).

In cases where ballots are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS identifies and evaluates a potentially concerning executive compensation issue in relation to an advisory pay or severance package vote, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst for proposals relating to a merger, an acquisition, a sale of company assets or other similar transactions (collectively, “Non-Standard Votes”); the MFS Proxy Voting Committee will follow these procedures:

a. Compare the name of the issuer of such ballot or the name of the shareholder (if identified in the proxy materials) making such proposal against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Distributor and Client List”);

b. If the name of the issuer does not appear on the MFS Significant Distributor and Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

c. If the name of the issuer appears on the MFS Significant Distributor and Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee (with the participation of MFS' Conflicts Officer) will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests; and

d. For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests. A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Distributor and Client List, in consultation with MFS’ distribution and institutional business units. The MFS Significant Distributor and Client List will be reviewed and updated periodically, as appropriate.

For instances where MFS is evaluating a director nominee who also serves as a director/trustee of the MFS Funds, then the MFS Proxy Voting Committee will adhere to the procedures described in section (c) above regardless of whether the portfolio company appears on our Significant Distributor and Client List. In doing so, the MFS Proxy Voting Committee will adhere to such procedures for all Non-Standard Votes at the company’s shareholder meeting at which the director nominee is standing for election.

If an MFS client has the right to vote on a matter submitted to shareholders by Sun Life Financial, Inc. or any of its affiliates (collectively "Sun Life"), MFS will cast a vote on behalf of such MFS client as such client instructs or in the event that a client instruction is unavailable pursuant to the recommendations of Institutional Shareholder Services, Inc.'s ("ISS") benchmark policy, or as required by law. Likewise, if an MFS client has the right to vote on a matter submitted to shareholders by a public company for which an MFS Fund director/trustee serves as an executive officer, MFS will cast a vote on behalf of such MFS client as such client instructs or in the event that client instruction is unavailable pursuant to the recommendations of ISS or as required by law.

Except as described in the MFS Fund's Prospectus, from time to time, certain MFS Funds (the “top tier fund”) may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund. If there are no other shareholders in the underlying fund, the top tier fund will vote in what MFS believes to be in the top tier fund’s best long-term economic interest. If an MFS client has the right to vote on a matter submitted to shareholders by a pooled investment vehicle advised by MFS (excluding those vehicles for which MFS' role is primarily portfolio management and is overseen by another investment adviser), MFS will cast a vote on behalf of such MFS client in the same proportion as the other shareholders of the pooled investment vehicle.3

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3 MFS Fund Distributors, Inc. (“MFD”), the principal underwriter of each series of the MFS Active Exchange Traded Funds Trust (each series, an “MFS Active ETF” and collectively, the “MFS Active ETFs”), has been appointed by each authorized participant with authority to vote such participant’s shares of each MFS Active ETF on any matter submitted to a vote of the shareholders of the MFS Active ETF. If an MFS Active ETF submits a matter to a shareholder vote, MFD will vote (or abstain from voting) an authorized participant’s shares in the same proportion as the other shareholders of the MFS Active ETF. If there are no other shareholders in the MFS Active ETF, MFS will vote in what MFS believes to be in the MFS Active ETF’s best interest.

In addition, in the event MFS or an MFS subsidiary hold shares of an MFS Fund (including an MFS Active ETF) as seed money and the MFS Fund submits a matter to a shareholder vote, MFS or the MFS subsidiary, as the case may be, will vote (or abstain from voting) its shares in the same proportion as the other shareholders of the MFS Fund. If there are no other shareholders in the MFS Fund, MFS or the MFS subsidiary, as the case may be, will vote in what MFS believes to be in the MFS Fund’s best interest.

3. Review of Policy

The MFS Proxy Voting Policies and Procedures are available on www.mfs.com and may be accessed by both MFS’ clients and the companies in which MFS’ clients invest. The MFS Proxy Voting Policies and Procedures are reviewed by the Proxy Voting Committee annually. From time to time, MFS may receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these MFS Proxy Voting Policies and Procedures and revises them as appropriate, in MFS' sole judgment.

C. OTHER ADMINISTRATIVE MATTERS & USE OF PROXY ADVISORY FIRMS

1. Use of Proxy Advisory Firms

MFS, on behalf of itself and certain of its clients (including the MFS Funds) has entered into an agreement with an independent proxy administration firm pursuant to which the proxy administration firm performs various proxy vote related administrative services such as vote processing and recordkeeping functions. Except as noted below, the proxy administration firm for MFS and its clients, including the MFS Funds, is ISS. The proxy administration firm for MFS Development Funds, LLC is Glass, Lewis & Co., Inc. (“Glass Lewis”; Glass Lewis and ISS are each hereinafter referred to as the “Proxy Administrator”).

The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are inputted into the Proxy Administrator’s system by an MFS holdings data-feed. The Proxy Administrator then reconciles a list of all MFS accounts that hold shares of a company’s stock and the number of shares held on the record date by these accounts with the Proxy Administrator’s list of any upcoming shareholder’s meeting of that company. If a proxy ballot has not been received, the Proxy Administrator and/or MFS may contact the client’s custodian requesting the reason as to why a ballot has not been received. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.

MFS also receives research reports and vote recommendations from proxy advisory firms. These reports are only one input among many in our voting analysis, which includes other sources of information such as proxy materials, company engagement discussions, other third-party research and data. MFS has due diligence procedures in place to help ensure that the research we receive from our proxy advisory firms is materially accurate and that we address any material conflicts of interest involving these proxy advisory firms. This due diligence includes an analysis of the adequacy and quality of the advisory firm staff, its conflict of interest policies and procedures and independent audit reports. We also review the proxy policies, methodologies and peer-group-composition methodology of our proxy advisory firms at least annually. Additionally, we also receive reports from our proxy advisory firms regarding any violations or changes to conflict of interest procedures.

2. Analyzing and Voting Proxies

Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by MFS. In these circumstances, if the Proxy Administrator, based on MFS' prior direction, expects to vote against management with respect to a proxy matter and MFS becomes aware that the issuer has filed or will file additional soliciting materials sufficiently in advance of the deadline for casting a vote at the meeting, MFS will consider such information when casting its vote. With respect to proxy matters that require the particular exercise of discretion or judgment, the MFS Proxy Voting Committee or its representatives considers and votes on those proxy matters. In analyzing all proxy matters, MFS uses a variety of materials and information, including, but not limited to, the issuer's proxy statement and other proxy solicitation materials (including supplemental materials), our own internal research and research and recommendations provided by other third parties (including research of the Proxy Administrator). As described herein, MFS may also determine that it is beneficial in analyzing a proxy voting matter for members of the Proxy Voting Committee or its representatives to engage with the company on such matter. MFS also uses its own internal research, the research of Proxy Administrators and/or other third party research tools and vendors to identify (i) circumstances in which a board may have approved an executive compensation plan that is excessive or poorly aligned with the portfolio company's business or its shareholders, (ii) environmental, social and governance proposals that warrant further consideration, or (iii) circumstances in which a company is not in compliance with local governance or compensation best practices. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

For certain types of votes (e.g., mergers and acquisitions, proxy contests and capitalization matters), MFS’ Stewardship Team will seek a recommendation from the MFS investment analyst that is responsible for analyzing the company and/or portfolio managers that holds the security in their portfolio. For certain other votes that require a case-by-case analysis per these policies (e.g., potentially excessive executive compensation issues, or certain shareholder proposals), the Stewardship Team will likewise consult with MFS investment analysts and/or portfolio managers.4 However, the MFS Proxy Voting Committee will ultimately be responsible for the manner in which all ballots are voted.

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee and makes available on-line various other types of information so that the MFS Proxy Voting Committee or its representatives may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.

For those markets that utilize a "record date" to determine which shareholders are eligible to vote, MFS generally will vote all eligible shares pursuant to these guidelines regardless of whether all (or a portion of) the shares held by our clients have been sold prior to the meeting date.

3. Securities Lending

From time to time, certain MFS Funds may participate in a securities lending program. In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting’s record date so that MFS will be entitled to vote these shares. However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there may be insufficient advance notice of proxy materials, record dates, or vote cut-off dates to allow MFS to timely recall the shares in certain markets on an automated basis. As a result, non-U.S. securities that are on loan will not generally be voted. If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

4. Potential impediments to voting

In accordance with local law or business practices, some companies or custodians prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior or subsequent to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the “block” restriction lifted early (e.g., in some countries shares generally can be “unblocked” up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer’s transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods or in markets where some custodians may block shares, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS will not vote those proxies in the absence of an unusual, significant vote that outweighs the disadvantage of being unable to sell the stock.

From time to time, governments may impose economic sanctions which may prohibit us from transacting business with certain companies or individuals. These sanctions may also prohibit the voting of proxies at certain companies or on certain individuals. In such instances, MFS will not vote at certain companies or on certain individuals if it determines that doing so is in violation of the sanctions.

In limited circumstances, other market specific impediments to voting shares may limit our ability to cast votes, including, but not limited to, late delivery of proxy materials, untimely vote cut-off dates, power of attorney and share re-registration requirements, or any other unusual voting requirements. In these limited instances, MFS votes securities on a best-efforts basis in the context of the guidelines described above.

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4 From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst may not be available to provide a vote recommendation. If such a recommendation cannot be obtained within a reasonable time prior to the cut-off date of the shareholder meeting, the MFS Proxy Voting Committee may determine to abstain from voting.

D. ENGAGEMENT

As part of its approach to stewardship MFS engages with companies in which it invests on a range of priority issues. Where sufficient progress has not been made on a particular issue of engagement, MFS may determine a vote against management may be warranted to reflect our concerns and influence for change in the best long-term economic interests of our clients.

MFS may determine that it is appropriate and beneficial to engage in a dialogue or written communication with a company or other shareholders specifically regarding certain matters on the company’s proxy statement that are of concern to shareholders, including environmental, social and governance matters. This may be to discuss and build our understanding of a certain proposal, or to provide further context to the company on our vote decision.

A company or shareholder may also seek to engage with members of the MFS Proxy Voting Committee or Stewardship Team in advance of the company’s formal proxy solicitation to review issues more generally or gauge support for certain contemplated proposals. For further information on requesting engagement with MFS on proxy voting issues or information about MFS' engagement priorities, please contact proxyteam@mfs.com.

E. RECORDS RETENTION

MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee and other MFS employees. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.

F. REPORTS

U.S. Registered MFS Funds

MFS publicly discloses the proxy voting records of the U.S. registered MFS Funds on a quarterly basis. MFS will also report the results of its voting to the Board of Trustees of the U.S. registered MFS Funds. These reports will include: (i) a summary of how votes were cast (including advisory votes on pay and “golden parachutes”); (ii) a summary of votes against management’s recommendation; (iii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iv) a review of the procedures used by MFS to identify material conflicts of interest and any matters identified as a material conflict of interest; (v) a review of these policies and the guidelines; (vi) a review of our proxy engagement activity; (vii) a report and impact assessment of instances in which the recall of loaned securities of a U.S. issuer was unsuccessful; and (viii) as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees of the U.S. registered MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

Other MFS Clients

MFS may publicly disclose the proxy voting records of certain other clients (including certain MFS Funds) or the votes it casts with respect to certain matters as required by law. A report can also be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

Firm-wide Voting Records

MFS also publicly discloses its firm-wide proxy voting records on a quarterly basis.

Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives because we consider that information to be confidential and proprietary to the client. However, as noted above, MFS may determine that it is appropriate and beneficial to engage in a dialogue with a company regarding certain matters. During such dialogue with the company, MFS may disclose the vote it intends to cast in order to potentially effect positive change at a company in regard to environmental, social or governance issues.

APPENDIX F - CERTAIN SERVICE PROVIDER COMPENSATION

Compensation paid by the Fund for advisory services, administrative services, Section 529 program management services (if applicable), transfer agency-related services, and the amount of Shareholder Servicing Payments paid by MFSC to service providers, over the specified periods is set forth below. Amounts paid by the Fund for transfer-agency related services include reimbursements for expenses incurred by MFSC on behalf of the Fund.

Fund	Fiscal Year Ended	Amount Paid to MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency-Related Expenses	Amount of Shareholder Servicing Payments Paid by MFSC to Service Providers	Amount Paid to MFS for General Administrative Services	Amount Paid to MFD for Program Management Services

MFS Alabama Municipal Bond Fund	March 31, 2025	$309,760	$9,509	$44,022	$39,739	$20,490	Not Applicable
	March 31, 2024	$289,095	$8,434	$50,934	$44,887	$19,711	Not Applicable
	March 31, 2023	$343,242	$10,811	$62,322	$57,470	$22,094	Not Applicable

MFS Arkansas Municipal Bond Fund	March 31, 2025	$645,735	$19,821	$103,324	$98,606	$31,339	Not Applicable
	March 31, 2024	$629,625	$18,371	$102,687	$96,186	$30,831	Not Applicable
	March 31, 2023	$672,961	$21,160	$125,388	$119,201	$34,048	Not Applicable

MFS California Municipal Bond Fund	March 31, 2025	$2,852,289	$87,679	$364,119	$342,130	$102,544	Not Applicable
	March 31, 2024	$2,260,502	$66,006	$330,535	$307,670	$84,060	Not Applicable
	March 31, 2023	$2,188,159	$68,819	$397,687	$373,461	$89,079	Not Applicable

MFS Georgia Municipal Bond Fund	March 31, 2025	$480,365	$14,750	$54,778	$49,379	$25,999	Not Applicable
	March 31, 2024	$449,651	$13,120	$53,764	$46,449	$24,953	Not Applicable
	March 31, 2023	$495,918	$15,623	$60,147	$53,739	$27,662	Not Applicable

MFS Maryland Municipal Bond Fund	March 31, 2025	$556,795	$17,103	$89,159	$75,191	$28,460	Not Applicable
	March 31, 2024	$525,045	$15,308	$95,680	$80,717	$27,420	Not Applicable
	March 31, 2023	$519,839	$16,267	$87,581	$72,935	$28,317	Not Applicable

MFS Massachusetts Municipal Bond Fund	March 31, 2025	$1,633,989	$50,193	$279,890	$252,667	$63,239	Not Applicable
	March 31, 2024	$1,613,218	$47,024	$309,370	$282,322	$62,969	Not Applicable
	March 31, 2023	$1,776,470	$55,802	$323,180	$293,976	$74,003	Not Applicable

MFS Mississippi Municipal Bond Fund	March 31, 2025	$322,493	$9,895	$46,506	$42,454	$20,910	Not Applicable
	March 31, 2024	$353,153	$10,304	$52,947	$47,178	$21,803	Not Applicable
	March 31, 2023	$383,043	$12,053	$61,901	$57,297	$23,520	Not Applicable

MFS Municipal Income Fund	March 31, 2025	$19,633,247	$753,696	$3,232,874	$3,014,298	$610,985	Not Applicable
	March 31, 2024	$17,076,853	$616,602	$3,057,649	$2,844,324	$612,455	Not Applicable
	March 31, 2023	$16,184,037	$629,157	$3,431,470	$3,190,519	$676,057	Not Applicable

MFS Municipal Intermediate Fund	March 31, 2025	$685,595	$27,400	$112,957	$107,956	$39,197	Not Applicable
	March 31, 2024	$510,438	$19,328	$98,757	$92,011	$31,871	Not Applicable
	March 31, 2023	$345,106	$13,962	$72,484	$67,183	$25,639	Not Applicable

MFS New York Municipal Bond Fund	March 31, 2025	$777,801	$23,882	$153,444	$131,562	$35,598	Not Applicable

F - 1

Fund	Fiscal Year Ended	Amount Paid to MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency-Related Expenses	Amount of Shareholder Servicing Payments Paid by MFSC to Service Providers	Amount Paid to MFS for General Administrative Services	Amount Paid to MFD for Program Management Services
	March 31, 2024	$777,090	$22,653	$155,564	$133,439	$35,654	Not Applicable
	March 31, 2023	$1,011,558	$31,833	$177,561	$155,743	$46,373	Not Applicable

MFS North Carolina Municipal Bond Fund	March 31, 2025	$1,984,763	$60,928	$315,475	$295,578	$74,587	Not Applicable
	March 31, 2024	$1,944,001	$56,717	$314,834	$293,836	$73,751	Not Applicable
	March 31, 2023	$2,077,361	$65,358	$358,647	$335,571	$85,083	Not Applicable

MFS Pennsylvania Municipal Bond Fund	March 31, 2025	$717,172	$22,017	$116,805	$94,375	$33,643	Not Applicable
	March 31, 2024	$693,978	$20,246	$119,772	$96,595	$32,933	Not Applicable
	March 31, 2023	$742,240	$23,329	$132,041	$109,690	$36,543	Not Applicable

MFS South Carolina Municipal Bond Fund	March 31, 2025	$960,741	$29,499	$132,853	$123,305	$41,509	Not Applicable
	March 31, 2024	$900,562	$26,275	$129,941	$118,950	$39,678	Not Applicable
	March 31, 2023	$1,015,543	$31,995	$161,735	$150,282	$46,591	Not Applicable

MFS Virginia Municipal Bond Fund	March 31, 2025	$1,548,696	$47,531	$278,082	$259,040	$60,507	Not Applicable
	March 31, 2024	$1,543,731	$45,042	$287,210	$266,719	$60,680	Not Applicable
	March 31, 2023	$1,571,773	$49,387	$299,391	$277,594	$66,603	Not Applicable

MFS West Virginia Municipal Bond Fund	March 31, 2025	$411,923	$12,639	$70,994	$64,914	$23,791	Not Applicable
	March 31, 2024	$409,596	$11,949	$78,486	$70,731	$23,647	Not Applicable
	March 31, 2023	$447,309	$14,070	$90,909	$84,028	$25,849	Not Applicable

F - 2

APPENDIX G - SALES CHARGES

The following sales charges were paid during the specified periods:

		Class A Initial Sales Charges:			CDSC Paid to MFD On:[1]
Fund	Fiscal Year Ended	Total	Retained by MFD	Reallowed to Financial Intermediaries	Class A Shares	Class B Shares	Class C Shares

MFS Alabama Municipal Bond Fund	March 31, 2025	$49,038	$3,379	$45,659	$2,908	$0	Not Applicable
	March 31, 2024	$38,026	$2,379	$35,647	$70	$0	Not Applicable
	March 31, 2023	$21,113	$1,200	$19,913	$1,757	$0	Not Applicable

MFS Arkansas Municipal Bond Fund	March 31, 2025	$88,761	$6,134	$82,627	$7,015	$0	Not Applicable
	March 31, 2024	$140,734	$9,208	$131,526	$3,105	$0	Not Applicable
	March 31, 2023	$69,537	$4,679	$64,858	$7,481	$0	Not Applicable

MFS California Municipal Bond Fund	March 31, 2025	$118,638	$9,016	$109,622	$31,939	$0	$167
	March 31, 2024	$70,736	$5,355	$65,381	$15,718	$1	$304
	March 31, 2023	$65,738	$3,409	$62,329	$27,641	$655	$224

MFS Georgia Municipal Bond Fund	March 31, 2025	$36,610	$2,505	$34,105	$4,128	$0	Not Applicable
	March 31, 2024	$40,748	$3,087	$37,661	$417	$0	Not Applicable
	March 31, 2023	$22,824	$1,292	$21,532	$7,359	$0	Not Applicable

MFS Maryland Municipal Bond Fund	March 31, 2025	$56,210	$3,964	$52,246	$957	$6	Not Applicable
	March 31, 2024	$26,991	$1,827	$25,164	$0	$552	Not Applicable
	March 31, 2023	$41,234	$2,690	$38,544	$4,081	$271	Not Applicable

MFS Massachusetts Municipal Bond Fund	March 31, 2025	$66,636	$4,662	$61,974	$4,341	$33	Not Applicable
	March 31, 2024	$68,502	$4,500	$64,002	$34,505	$0	Not Applicable
	March 31, 2023	$53,900	$3,673	$50,227	$11,179	$183	Not Applicable

MFS Mississippi Municipal Bond Fund	March 31, 2025	$11,174	$720	$10,454	$30,613	$0	Not Applicable
	March 31, 2024	$52,126	$3,590	$48,536	$6,715	$0	Not Applicable
	March 31, 2023	$59,235	$3,692	$55,543	$878	$0	Not Applicable

MFS Municipal Income Fund	March 31, 2025	$1,073,568	$75,023	$998,545	$300,779	$203	$4,859
	March 31, 2024	$908,705	$61,599	$847,106	$142,206	$386	$3,337
	March 31, 2023	$676,954	$40,750	$636,204	$302,430	$1,871	$5,360

MFS Municipal Intermediate Fund	March 31, 2025	$37,294	$2,639	$34,655	$13,728	Not Applicable	$1
	March 31, 2024	$32,530	$2,197	$30,333	$6,566	Not Applicable	$7
	March 31, 2023	$9,531	$704	$8,827	$3,332	Not Applicable	$0

MFS New York Municipal Bond Fund	March 31, 2025	$62,264	$4,069	$58,195	$2,455	$274	$218
	March 31, 2024	$39,164	$2,535	$36,629	$7,607	$173	$229
	March 31, 2023	$12,812	$818	$11,994	$12,504	$771	$786

MFS North Carolina Municipal Bond Fund	March 31, 2025	$155,059	$10,611	$144,448	$10,601	$76	$75

G - 1

		Class A Initial Sales Charges:			CDSC Paid to MFD On:[1]
Fund	Fiscal Year Ended	Total	Retained by MFD	Reallowed to Financial Intermediaries	Class A Shares	Class B Shares	Class C Shares
	March 31, 2024	$125,420	$8,170	$117,250	$8,441	$0	$711
	March 31, 2023	$80,207	$4,802	$75,405	$23,388	$0	$568

MFS Pennsylvania Municipal Bond Fund	March 31, 2025	$80,258	$5,573	$74,685	$296	$0	Not Applicable
	March 31, 2024	$46,266	$3,060	$43,206	$3,085	$266	Not Applicable
	March 31, 2023	$67,840	$3,927	$63,913	$9,034	$469	Not Applicable

MFS South Carolina Municipal Bond Fund	March 31, 2025	$88,467	$6,076	$82,391	$9,021	$0	Not Applicable
	March 31, 2024	$73,145	$4,810	$68,335	$4,115	$0	Not Applicable
	March 31, 2023	$88,014	$5,396	$82,618	$8,933	$0	Not Applicable

MFS Virginia Municipal Bond Fund	March 31, 2025	$57,913	$3,989	$53,924	$6,444	$69	$123
	March 31, 2024	$45,872	$3,121	$42,751	$5,879	$274	$2,179
	March 31, 2023	$43,692	$2,754	$40,938	$6,668	$562	$412

MFS West Virginia Municipal Bond Fund	March 31, 2025	$28,891	$1,960	$26,931	$93	$47	Not Applicable
	March 31, 2024	$5,032	$307	$4,725	$77	$0	Not Applicable
	March 31, 2023	$17,537	$1,233	$16,304	$315	$0	Not Applicable

[1]	Does not include CDSCs that may be collected by MFD and subsequently remitted to a Fund to meet the requirements of FINRA Rule 2341.

		Class A1 Initial Sales Charges:			CDSC Paid to MFD On:[1]
Fund	Fiscal Year Ended	Total	Retained by MFD	Reallowed to Financial Intermediaries	Class A1 Shares	Class B1 Shares

MFS Municipal Income Fund	March 31, 2025	$5,244	$336	$4,908	$0	$0
	March 31, 2024	$5,615	$419	$5,196	$0	$0
	March 31, 2023	$14,927	$1,048	$13,879	$0	$0

[1]	Does not include CDSCs that may be collected by MFD and subsequently remitted to a Fund to meet the requirements of FINRA Rule 2341.

G - 2

APPENDIX H - DISTRIBUTION PLAN PAYMENTS

The Fund has not adopted a Distribution Plan with respect to Class A1, Class I, Class R4, and Class R6 shares, as applicable. Amounts shown below do not reflect the rebate of a portion of each class' service fee by MFD to each class. During the fiscal year ended March 31, 2025, the Fund accrued or paid the following expenses for Distribution Plan Payments:

		Amount of Distribution and/or Service Fees[1]
Fund	Class of Shares	Accrued or Paid by Fund to MFD	Accrued or Paid by MFD to Financial Intermediaries	Retained by MFD

MFS Alabama Municipal Bond Fund	Class A Shares	$124,533	$100,527	$24,006
	Class B Shares	$547	$0	$547

MFS Arkansas Municipal Bond Fund	Class A Shares	$119,173	$111,998	$7,175
	Class B Shares	$525	$44	$481

MFS California Municipal Bond Fund	Class A Shares	$412,104	$298,730	$113,374
	Class B Shares	$1,310	$148	$1,162
	Class C Shares	$95,774	$82,804	$12,970

MFS Georgia Municipal Bond Fund	Class A Shares	$190,503	$170,837	$19,666
	Class B Shares	$525	$22	$503

MFS Maryland Municipal Bond Fund	Class A Shares	$185,383	$158,989	$26,394
	Class B Shares	$1,752	$426	$1,326

MFS Massachusetts Municipal Bond Fund	Class A Shares	$449,644	$409,243	$40,401
	Class B Shares	$1,260	$306	$954

MFS Mississippi Municipal Bond Fund	Class A Shares	$62,931	$59,813	$3,118
	Class B Shares	$389	$0	$389

MFS Municipal Income Fund	Class A Shares	$5,523,915	$4,590,193	$933,722
	Class B Shares	$8,988	$2,165	$6,823
	Class C Shares	$478,687	$427,821	$50,866
	Class B1 Shares	$361	Not Applicable	$361

MFS Municipal Intermediate Fund	Class A Shares	$372,689	$286,934	$85,755
	Class C Shares	$9,353	$6,928	$2,425

MFS New York Municipal Bond Fund	Class A Shares	$316,659	$292,187	$24,472
	Class B Shares	$2,896	$700	$2,196
	Class C Shares	$41,564	$36,694	$4,870

H - 1

		Amount of Distribution and/or Service Fees[1]
Fund	Class of Shares	Accrued or Paid by Fund to MFD	Accrued or Paid by MFD to Financial Intermediaries	Retained by MFD

MFS North Carolina Municipal Bond Fund	Class A Shares	$721,436	$653,990	$67,446
	Class B Shares	$977	$237	$740
	Class C Shares	$147,220	$140,236	$6,984

MFS Pennsylvania Municipal Bond Fund	Class A Shares	$109,324	$101,880	$7,444
	Class B Shares	$1,909	$217	$1,692

MFS South Carolina Municipal Bond Fund	Class A Shares	$368,318	$319,188	$49,130
	Class B Shares	$479	$64	$415

MFS Virginia Municipal Bond Fund	Class A Shares	$545,969	$516,793	$29,176
	Class B Shares	$1,691	$398	$1,293
	Class C Shares	$49,016	$45,766	$3,250

MFS West Virginia Municipal Bond Fund	Class A Shares	$170,774	$156,176	$14,598
	Class B Shares	$370	$60	$310

[1]	Takes into account any amounts that may be returned to a Fund to meet the requirements of FINRA Rule 2341.

H - 2

APPENDIX I - FINANCIAL INTERMEDIARY COMPENSATION

This Appendix sets forth a description of the financial intermediary compensation for the Fund. Financial intermediaries receive various forms of compensation in connection with the sale of shares of the Fund and/or the servicing of shareholder accounts. Financial intermediaries may receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders, and Rule 12b-1 (“Distribution Plan”) distribution and service payments received by MFD from the Fund, (ii) Shareholder Servicing Payments (for sub-accounting and other shareholder services) paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the Fund, and (iii) in the form of payments paid from MFD’s own additional resources. In addition, financial intermediaries may benefit from payments made to other entities for consulting, research, or analytical services.

To the extent MFD and its affiliates' payments to a financial intermediary are made from payments received by MFD and its affiliates from the Fund, payments from MFD and its affiliates' own additional resources to such intermediary may be reduced. In addition, to the extent financial intermediaries receiving such payments purchase shares of the Fund on behalf of their clients, MFD and its affiliates benefit from increased management and other fees with respect to those assets.

The types of payments described above are not exclusive. Accordingly, financial intermediaries may receive payments under all or any combination of the above-referenced categories. The compensation that financial intermediaries receive is negotiated with each financial intermediary and may vary by class of shares sold and among financial intermediaries. MFD and its affiliates do not make an independent assessment of the cost of selling the Fund and/or servicing the shareholder accounts. The payments received by a financial intermediary may exceed the cost to the financial intermediary of selling the Fund and/or servicing the shareholder accounts. The amount of compensation that MFD and its affiliates pay to a financial intermediary can be significant. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular Fund or share class or to recommend MFS Funds instead of other funds that do not pay such compensation or that pay lower amounts of compensation.

Financial intermediaries may charge you additional fees and/or commissions. You can ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges. Financial intermediaries may categorize and disclose these arrangements differently than MFD and its affiliates do. Financial intermediaries (or their affiliates) that sell Fund shares may also act as brokers or dealers in connection with a Fund's purchase or sale of portfolio securities. However, the Fund and MFS do not consider financial intermediaries’ sale of shares of the Fund as a factor when choosing brokers or dealers to effect portfolio transactions for the Fund.

Commissions and Distribution Plan Payments

Class A and Class A1 Shares – General Provisions

For purchases of Class A and Class A1 shares (as applicable) subject to an initial sales charge, MFD generally pays a portion of the initial sales charge to financial intermediaries as an up-front commission of up to the following amounts:

For U.S. Equity Funds, Global/International Equity Funds, Multi-Asset Funds, Target Date Funds, and Specialty/Alternative Funds (currently for this purpose, Massachusetts Investors Growth Stock Fund, Massachusetts Investors Trust, MFS Blended Research Core Equity Fund, MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research International Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Commodity Strategy Fund, MFS Core Equity Fund, MFS Emerging Markets Equity Fund, MFS Emerging Markets Equity Research Fund, MFS Equity Income Fund, MFS Global Alternative Strategy Fund, MFS Global Equity Fund, MFS Global Growth Fund, MFS Global New Discovery Fund, MFS Global Real Estate Fund, MFS Growth Fund, MFS International Diversification Fund, MFS International Equity Fund, MFS International Growth Fund, MFS International New Discovery Fund, MFS International Intrinsic Value Fund, MFS International Large Cap Value Fund, MFS Intrinsic Value Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, MFS Lifetime 2065 Fund, MFS Low Volatility Equity Fund, MFS Low Volatility Global Equity Fund, MFS Managed Wealth Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, MFS New Discovery Fund, MFS New Discovery Value Fund, MFS Research Fund, MFS Research International Fund, MFS Technology Fund, MFS Utilities Fund, and MFS Value Fund):

Amount of Purchase	Up-front Commission as a Percentage of Offering Price

Less than $50,000	5.00%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%
$500,000 but less than $1,000,000	1.75%

For Target Risk Funds (currently for this purpose, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, and MFS Moderate Allocation Fund), MFS Global Total Return Fund, and MFS Total Return Fund:

Amount of Purchase	Up-front Commission as a Percentage of Offering Price

Less than $50,000	5.00%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.00%

For Fixed Income Funds (currently for this purpose, MFS Core Bond Fund, MFS Corporate Bond Fund, MFS Diversified Income Fund, MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, MFS Global High Yield Fund, MFS Global Opportunistic Bond Fund, MFS Government Securities Fund, MFS High Income Fund, MFS Income Fund, MFS Inflation-Adjusted Bond Fund, and MFS Total Return Bond Fund) and MFS Lifetime Income Fund:

Amount of Purchase	Up-front Commission as a Percentage of Offering Price

Less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%

For Tax Advantaged Fixed Income Funds (currently for this purpose, MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS Municipal High Income Fund, MFS Municipal Income Fund, MFS Municipal Intermediate Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund):

Amount of Purchase	Up-front Commission as a Percentage of Offering Price

Less than $100,000	4.00%
$100,000 but less than $250,000	3.00%

For MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund:

Amount of Purchase	Up-front Commission as a Percentage of Offering Price

Less than $50,000	2.25%
$50,000 but less than $100,000	2.00%
$100,000 but less than $250,000	1.75%

The difference between the total amount invested and the sum of (a) the net proceeds to the Fund and (b) the financial intermediary commission, is the amount of the initial sales charge retained by MFD. Because of rounding in the computation of offering price, the portion of the sales charge retained by MFD may vary and the total sales charge may be more or less than the sales charge calculated using the sales charge expressed as a percentage of the offering price or as a percentage of the net amount invested as listed in the Prospectus. From time to time, MFD may pay financial intermediaries up to 100% of the applicable initial sales charge of Class A and Class A1 shares (as applicable) of certain specified MFS Funds sold by financial intermediaries during a specified sales period. In addition, with respect to Class A shares (except MFS Municipal High Income Fund), financial intermediaries are generally eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

Class A-Specific Provisions (except MFS Municipal High Income Fund)

For purchases of Class A shares not subject to an initial sales charge and for which the financial intermediary is not eligible to receive an up-front commission by agreement or otherwise (e.g., Employer Retirement Plan purchases) (“Ineligible Accounts”), financial intermediaries will generally be eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

For purchases of Class A shares other than MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund by other accounts (excluding Ineligible Accounts and except as provided below), MFD will generally pay financial intermediaries an up-front commission of up to the following:

Cumulative Purchase Amount	Up-front Commission as a Percentage of Offering Price*

Up to $10,000,000	1.00%
Over $10,000,000 and up to $50,000,000	0.50%
Over $50,000,000	0.25%

*Up-front commissions on cumulative purchases over $10,000,000 are calculated using a blended rate based on the breakpoint schedule in the table above. For example, a purchase in the amount of $12,000,000 will result in an up-front commission of up to 1.00% on the first $10,000,000 and an up-front commission of up to 0.50% on the remainder of the purchase.

For purchases of Class A shares other than MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund not subject to an initial sales charge, at the discretion of MFD, MFD may pay certain financial intermediaries an up-front commission of up to 1% of the amount of Class A shares purchased through such financial intermediary instead of the up-front commission described above.

For purchases of Class A shares of MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund by other accounts (excluding Ineligible Accounts and except as provided below), MFD will generally pay financial intermediaries an up-front commission of up to the following:

Cumulative Purchase Amount	Up-front Commission as a Percentage of Offering Price*

Up to $10,000,000	0.75%
Over $10,000,000 and up to $50,000,000	0.50%
Over $50,000,000	0.25%

*Up-front commissions on cumulative purchases over $10,000,000 are calculated using a blended rate based on the breakpoint schedule in the table above. For example, a purchase in the amount of $12,000,000 will result in an up-front commission of up to 1.00% on the first $10,000,000 and an up-front commission of up to 0.50% on the remainder of the purchase.

For purchases of Class A shares of MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund not subject to an initial sales charge, at the discretion of MFD, MFD may pay certain financial intermediaries an up-front commission of up to 0.75% of the amount of Class A shares purchased through such financial intermediary instead of the up-front commission described above.

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

Class B and Class B1 Shares

For purchases of Class B and Class B1 shares (as applicable), MFD will generally pay an up-front commission to financial intermediaries of up to 3.75% of the amount purchased through such financial intermediaries. MFD will also generally advance to financial intermediaries some or all of the first year Distribution Plan service fee payments of up to 0.25% of the amount of Class B and Class B1 shares (as applicable) purchased through such financial intermediary. In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases of Class B and Class B1 shares (as applicable) purchased by Employer Retirement Plans through Merrill Lynch, Pierce, Fenner & Smith Incorporated and any of its affiliates, MFD will generally pay financial intermediaries no up-front commission, but financial intermediaries will generally be eligible to receive some or all of the Distribution Plan payments of up to 1.00% annually of the average daily net assets of the class with respect to such shares (of which up to 0.25% consists of the Distribution Plan service fee).

Class C Shares

Except as noted below, for purchases of Class C shares, MFD will generally pay an up-front commission to financial intermediaries of up to 1% of the amount of Class C shares purchased through such financial intermediary. In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan payments of up to 1.00% annually of the average daily net assets of the class with respect to such shares (of which 0.25% consists of the Distribution Plan service fee) commencing in the 13th month following purchase.

For purchases of Class C shares purchased by Employer Retirement Plans through Merrill Lynch, Pierce, Fenner & Smith Incorporated and any of its affiliates or Prudential Investment Management Services LLC, MFD pays no up-front commission to financial intermediaries, but financial intermediaries will generally be eligible to receive some or all of the Distribution Plan payments of up to 1.00% annually of the average daily net assets of the class with respect to such shares (of which 0.25% consists of the Distribution Plan service fee).

Class R1, Class R2, and Class R3 Shares

For purchases of the following R share classes (as applicable), MFD pays no up-front commission to financial intermediaries, but financial intermediaries will generally be eligible to receive some or all of the Distribution Plan payments of up to the following rates annually of the average daily net assets of the class with respect to such shares (of which up to 0.25% consists of the Distribution Plan service fee), as follows:

Class	Annual Rate

Class R1	1.00%
Class R2	0.50%
Class R3	0.25%

Shareholder Servicing Payments

Financial intermediaries may receive all or a portion of the shareholder servicing payments as described in “Management of the Fund - Shareholder Servicing Agent.”

Other MFD Payments

Certain financial intermediaries receive payments from MFD from MFD’s own additional resources as incentives to market the Fund, to participate in MFD’s promotional efforts, and/or in recognition of their marketing support, administrative services, and/or transaction processing support. These payments are often referred to as "revenue sharing" payments. MFD compensates financial intermediaries based on criteria established by MFD from time to time, including the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, eligibility for placement on the financial intermediary's preferred or recommended list, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, and the quality of the overall relationship with the financial intermediary. In particular, MFD normally considers the level of assets attributable to the financial intermediary, the level of redemptions by the financial intermediary, the level of access to the financial intermediary's representatives and management, the ability to educate the representatives of the financial intermediary, and the number of representatives of the financial intermediary potentially utilizing the MFS Funds with their clients.

MFD makes these additional payments to financial intermediaries for marketing support and administrative services with respect to fund shares sold or held through the financial intermediary's distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. A financial intermediary might perform the services itself or might arrange with a third party to perform the services. In addition to the opportunity to participate in a financial intermediary's retail distribution channel or program, payments can be made on account of one or more of the following: business planning assistance; access for educating financial intermediary personnel about the MFS Funds; eligibility for placement on the financial intermediary's preferred or recommended fund list; access to sales representatives and management representatives of the financial intermediary; provision of analytical or other data services relating to the MFS Funds, such as statistical information regarding sales of the MFS Funds and related financial intermediary information; administrative and account maintenance services; participant or shareholder record-keeping; reporting or transaction processing; program administration; fund/investment selection and monitoring; enrollment; education; and participation arrangements.

MFD also makes payments to certain financial intermediaries that sell Fund shares to help offset the financial intermediaries' costs associated with client account maintenance support, statement preparation, and transaction processing. The types of payments that MFD makes under this category include, among others, payment of ticket charges of up to $20 per purchase or exchange order placed by a financial intermediary, payment of networking fees of up to $11 per shareholder account maintained on certain mutual fund trading systems, or, from time to time, lump-sum payments for ancillary services such as setting up funds on a financial intermediary's mutual fund trading system.

Financial Intermediaries Receiving Such Payments from MFD’s Own Additional Resources

Set forth below is a list of the financial intermediaries to which MFD expects, as of March 31, 2025, to make the payments described above from its own additional resources with respect to the Fund. Payments may also be made to affiliates of these firms. Any additions, modifications, or deletions to the financial intermediaries identified in this list that have occurred since March 31, 2025, are not reflected. You should ask your financial intermediary if it receives such payments from MFD.

INTERMEDIARY FIRM NAME:	INTERMEDIARY FIRM NAME:

ADP Broker-Dealer, Inc.	MissionSquare Retirement
American United Life Insurance	Morgan Stanley
Ameriprise Financial Services	MSCS Financial Services LLC
Ascensus, Inc.	National Financial Services Corp
Avantax Investment Service, Inc	Nationwide Investment Services Corp
Benefit Trust Company	Northwestern Mutual Inv Svc LLC
BlackRock Investments, LLC	Pershing LLC
Charles Schwab & Co Inc.	PNC Financial Group
Citigroup Inc.	Principal Life Insurance Company
Columbia Management	Prudential Investment
Commonwealth Financial Network	Raymond James Financial, Inc.
Conduent HR Services	Reliance Trust Company
CUSO Financial Services LP	Robert W. Baird & Co. Incorporated
Edward Jones	RPW Solutions, LLC
Empower Annuity Insurance Company of America	Security Financial Resources, Inc.
Equitable Financial Life Ins Co	Standard Retirement Services, Inc
E*TRADE Securities LLC	State of Oregon
First Command Financial Services, Inc.	Talcott Life Insurance Company
Goldman Sachs & Co.	The Charles Schwab Trust Company
John Hancock Life Insurance	The Vanguard Group
J.P. Morgan Securities LLC	TIAA-CREF Financial Services
Lincoln Financial Group	Transamerica Advisors Life Insurance
LPL Financial Corporation	UBS Financial Services Inc
Mariner Wealth Advisors, LLC	Valic Financial Advisors Inc

MassMutual Financial Group	Voya Financial

INTERMEDIARY FIRM NAME:	INTERMEDIARY FIRM NAME:
Merrill, Lynch, Pierce, Fenner & Smith Incorporated	Wells Fargo & Company
Mid Atlantic Capital Group	Wilmington Trust Company

Many of the payments to financial intermediaries out of MFD's own additional resources described above are based on variable factors (i.e., a percentage of fund assets attributable to the financial intermediary). Other of these payments are structured in the form of fixed-dollar amounts that are paid without regard to the particular funds and/or share classes held through the financial intermediary. These fixed-dollar payments may be in addition to the variable payments described above and may represent only a small portion of the overall combined fixed and variable revenue sharing payments made by MFD to a particular financial intermediary. During the year ended December 31, 2024, MFD made and/or accrued fixed-dollar payments in amounts ranging between approximately $3,000 and $2,500,000 per financial intermediary.

MFD, from MFD’s own additional resources, also makes payments or provides reimbursement to, or on behalf of, certain financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and events, and other sponsored events, contests, training and educational meetings, client prospecting and retention activities, and due diligence trips. These payments may include travel expenses, including lodging incurred by registered representatives and other employees of certain financial intermediaries. MFD makes such payments as it deems appropriate, subject to MFD's guidelines and to the extent not prohibited by federal securities laws or state laws, the rules of the SEC and FINRA, or other applicable laws and regulations. In certain instances, MFD will also offer other compensation, including goodwill payments, to the extent not prohibited by applicable laws and regulations.

APPENDIX J - INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies and the principal risks described in the Prospectus, the Fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of the investment strategies and risks for the MFS Funds, certain matters described herein may not apply to the Fund. Unless an investment strategy or investment practice described below is prohibited by the investment policies and investment strategies discussed in the Fund’s Prospectus or in this SAI, or by applicable law, the Fund may engage in each of the practices described below.

Below Investment Grade Quality Debt Instruments. Below investment grade quality debt instruments, commonly referred to as “high yield securities” or “junk bonds,” are considered speculative with respect to the issuer’s continuing ability to meet principal and interest payments and will involve greater risk of principal and income, including the possibility of default or bankruptcy of the issuers of such instruments, and may involve greater volatility of prices, especially during periods of economic uncertainty or change, than higher quality debt instruments. These below investment grade quality debt instruments generally tend to reflect economic changes and the outlook for economic growth, short-term corporate and industry developments and the market’s perception of their credit quality to a greater extent than higher quality debt instruments, which react primarily to fluctuations in the general level of interest rates, although these below investment grade quality debt instruments are also affected by changes in interest rates. In the past, economic downturns or an increase in interest rates have, under certain circumstances, resulted in a higher incidence of default by the issuers of these instruments and may do so in the future, especially in the case of highly leveraged issuers. The prices for these instruments may be affected by legislative and regulatory developments. The market for these below investment grade quality debt instruments may be less liquid than the market for investment grade debt instruments. Furthermore, the liquidity of these below investment grade quality debt instruments may be affected by the market’s perception of their credit quality.

These risks are especially acute for distressed instruments, which are securities of issuers in extremely weak financial condition or perceived to have a deteriorating financial condition that will materially affect their ability to meet their financial obligations. Issuers of such instruments are generally experiencing financial or operating difficulties, have substantial capital needs or negative net worth, face special competitive or product obsolescence problems, or may be involved in various stages of bankruptcy, restructuring, or liquidation.

Instruments in the lowest tier of investment grade debt instruments have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments and involve the risks described above to a greater degree than in the case of higher grade securities.

Borrowing. The Fund may borrow money from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) or in connection with engaging in transactions considered by the SEC to constitute a form of borrowing under the 1940 Act (e.g., reverse repurchase agreements) to the extent permitted by the Fund’s investment objectives and policies. Notwithstanding the foregoing, pursuant to Rule 18f-4 under the 1940 Act, the Fund has the option to treat all reverse repurchase agreements and similar financing transactions as "derivatives transactions" as opposed to including such transactions in the Fund's asset coverage ratio for borrowings. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage and may cause a Fund to liquidate investments when it would not otherwise do so. Money borrowed will be subject to interest charges and may be subject to other fees or requirements which would increase the cost of borrowing above the stated interest rate.

Business Continuity. MFS has developed a Business Continuity Program (the “Program”) that is designed to minimize the disruption of normal business operations in the event of an adverse incident impacting MFS, its affiliates, or the Fund. While MFS believes that the Program is comprehensive and should enable it to reestablish normal business operations in a timely manner in the event of an adverse incident, there are inherent limitations in such programs (including the possibility that contingencies have not been anticipated and procedures do not work as intended) and under some circumstances, MFS, its affiliates, and any vendors used by MFS, its affiliates, or the Fund could be prevented or hindered from providing services to the Fund for extended periods of time. These circumstances may include, without limitation, natural disasters, outbreaks of pandemic or epidemic diseases, acts of governments, any act of declared or undeclared war (including acts of terrorism), power shortages or failures, utility or communication failure or delays (including disruptions to broadband and Internet services), labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. These circumstances, including systems failures and malfunctions, could cause disruptions and negatively impact the Fund's service providers and the Fund's business operations, potentially including an inability to process Fund shareholder transactions, an inability to calculate the Fund's net asset value and price the Fund's investments, and impediments to trading portfolio securities. Disruptions to business operations may exist or persist even if employees of MFS, its affiliates, and any vendors used by MFS, its affiliates, or the Fund are able to work remotely. The Fund's ability to recover any losses or expenses it incurs as a result of a disruption of business operations may be limited by the liability, standard of care, and related provisions in its contractual arrangements with MFS and other service providers.

Cash Management. A Fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds. Generally, these securities offer less potential for gains than other types of securities. In addition, the Fund will be subject to the risks of investments in cash equivalents, including liquidity risks that may delay the Fund from accessing its cash. The Fund normally invests uninvested cash balances in a money market fund advised by MFS. This money market fund does not pay a management fee but does incur investment and operating costs.

Collateralized Debt Obligations. Collateralized debt obligations ("CDOs") are types of securitized instruments and include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, overcollateralization or bond insurance, such enhancement may not always be present, and may fail to protect a Fund against the risk of loss on default of the collateral. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund. A CBO is ordinarily issued by a trust or other special purpose entity and is typically collateralized by a diversified pool of debt instruments, including below investment grade quality debt instruments, held by such issuer. A CLO is ordinarily issued by a trust or other special purpose entity and is typically collateralized by a pool of loans, including domestic and non-senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be below investment grade quality, held by such issuer. CDOs may be less liquid than other types of securities.

For CDOs, the cash flows are generally split into two or more portions, called tranches, varying in risk and yield. The riskiest tranche bears the first loss from defaults from the bonds, loans or other underlying collateral and serves to protect the other, more senior tranches from default (though such protection is not complete). The risks of an investment in a CDO depend largely on the type of the underlying collateral and the tranche of the CDO in which a Fund invests. Since it is partially protected from defaults, a senior tranche from a CDO may have a higher rating and lower yields than its underlying collateral.

In addition to the risks associated with debt instruments and securitized instruments, CDOs carry additional risks including, (i) the possibility that distributions from underlying collateral will not be adequate to make interest or other payments; (ii) the quality of the underlying collateral may decline in value or default; (iii) the risk that the Fund may invest in CDOs that are subordinate to other tranches; and (iv) the complex structure of the instrument may produce disputes with the issuer or unexpected investment results.

Some of the loans in which a Fund may invest or to which a Fund may gain exposure through its investments in CDOs, CLOs, or other types of structured securities may be covenant-lite loans, which impose fewer or less restrictive constraints on the borrower than certain other types of loans. Covenant-lite loans generally do not include terms that allow the lender to monitor the performance of the borrower and declare a default or force a borrower into bankruptcy restructuring if certain quantitative criteria related to the borrower's financial condition are breached. Under such loans, lenders typically must rely on covenants that restrict a company from incurring additional debt or engaging in certain actions, in each case generally subject to certain exceptions, which exceptions may be broader or more extensive in covenant-lite loans relative to certain other types of loans. Such covenants can only be breached by an affirmative action of the borrower, rather than by a deterioration in the borrower's financial condition. Accordingly, a Fund may have fewer rights against a borrower when it invests in or has exposure to covenant-lite loans and, accordingly, may have a greater risk of loss on such investments as compared to investments in or exposure to loans with additional or more traditional covenants.

Commodity Pool Operator Regulation. A notice has been filed by MFS with the National Futures Association (NFA) claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission (CFTC) promulgated thereunder with respect to the Fund’s operation. As a result, as of the date of this SAI, MFS, as adviser to the Fund, is not currently subject to registration or regulation as a CPO with respect to the Fund. However, if in the future MFS, with respect to a Fund, is no longer eligible for this exclusion, the notice claiming exclusion from the definition of a CPO would be withdrawn, and MFS, as adviser to such Fund, would be subject to regulation as a CPO with respect to such Fund.

Commodity-Related Investments. Commodity-related investments include futures, options, options on futures, swaps, structured securities, securities of other investment companies, grantor trusts, commodity-linked notes, and hybrid instruments whose values are related to commodities or commodity contracts. The value of commodity-related investments can be affected by factors such as changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates, currency fluctuations, population growth or decline and changing demographics, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, insufficient storage capacity, embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, war, policies of commodity cartels, and international market, economic, industry, political, environmental, public health, and regulatory developments. Certain commodities (and related derivatives) are susceptible to negative prices due to factors such as supply surpluses caused by global events. Commodities may be subject to the risk of theft, spoilage, destruction, delivery disruption and similar risks. In addition, storage, insurance and other costs associated with holding commodities will affect the value of commodity-linked investments. The value of commodity-related investments can be more volatile than the value of traditional securities. In addition, a highly liquid market may not exist for certain commodity-related instruments, and there can be no assurance that one will develop. Commodity-related instruments are also subject to credit and interest rate risks that in general affect the values of debt securities.

Actions of and changes in governments, and political and economic instability, in commodity-producing and -exporting countries may affect the production and marketing of commodities. In addition, commodity-related industries throughout the world are subject to greater political, environmental, and other governmental regulation than many other industries. Changes in government policies and the need for regulatory approvals may adversely affect the products and services of companies in the commodities industries. For example, the exploration, development, and distribution of coal, oil, and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on coal, oil, and gas, and the kinds of services that the federal and state governments may offer to companies in those industries. In addition, compliance with environmental and other safety regulations has caused many companies in commodity-related industries to incur production delays and significant costs. Government regulation also may impede the development of new technologies. The effect of future regulations affecting commodity-related industries cannot be predicted.

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Contingent Value Rights. A Fund may hold contingent value rights (“CVRs”). A CVR gives the holder the right to receive an amount, which may be a fixed amount or a variable amount determined by a formula, in the event that a specified corporate action or other business event or trigger occurs (or does not occur) during the term of the CVR. CVRs are often subject to an expiration date. CVRs may be awarded to investors in the context of a corporate acquisition or major restructuring, such as a reorganization pursuant to Chapter 11 of the United States Bankruptcy Code or other bankruptcy reorganization. For example, investors in an acquired or reorganized company may receive CVRs that enable the investor to receive additional shares of the acquiring company in the event that the acquiring company’s share price falls below a certain level by a specified date, or to receive cash payments and/or securities in the event of a future sale or liquidation event involving the company by a specified date. CVRs generally do not entitle a holder to dividends or voting rights with respect to the underlying company and do not represent any rights in the assets of the issuing company. Risks associated with the use of CVRs are generally similar to risks associated with the use of options, such as the risk that the required trigger does not occur prior to a CVR’s expiration, causing the CVR to expire with no value. CVRs also present liquidity risk, as they may not be registered under the federal securities laws or may otherwise be non-transferable or difficult to transfer, as well as counterparty risk and credit risk. Further, because CVRs are valued based on the likelihood of the occurrence of a trigger, valuation often requires subjective modeling and judgment, which increases the risk of mispricing or improper valuation.

Convertible Securities. Convertible securities are bonds, debentures, notes, or other securities that may be converted into or exchanged for (by the holder or by the issuer) shares of stock (or cash or other securities of equivalent value) of the same or a different issuer at a stated exchange ratio. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to senior debt obligations of the issuer. A convertible security provides holders, through its conversion feature, an opportunity to participate in increases in the market price of their underlying securities. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, a convertible security generally sells at a price above its "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of a convertible security will vary over time generally depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stock declines in value, a convertible security will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. In general, a convertible security performs more like a stock when the conversion value exceeds the value of the convertible security without the conversion feature and more like a debt instrument when its conversion value is less than the value of the convertible security without the conversion feature. However, a security that is convertible other than at the option of the holder generally does not limit the potential for loss to the same extent as a security convertible at the option of the holder. When the underlying common stock rises in value, the value of convertible security may also be expected to increase. At the same time, however, the difference between the market value of a convertible security and its conversion value will narrow, which means that the value of a convertible security will generally not increase to the same extent as the value of the underlying common stock. Because a convertible security may also be interest rate-sensitive, its value may increase as interest rates fall and decrease as interest rates rise. A convertible security is also subject to credit risk, and is often a lower-quality security.

A contingent convertible or contingent capital security is a type of hybrid security that is intended to either convert into an equity security or have its principal written down or written off upon the occurrence of certain trigger events. An automatic write down, write off, or conversion event will typically be triggered by a reduction in the issuer's capital level or an action by the issuer's regulator, but may also be triggered by other factors. Due to the contingent write down, write off, or conversion feature, a contingent convertible security may have a greater risk of principal loss than other securities in times of financial stress. If the trigger level is breached, the value of the contingent convertible security may decrease to zero with no opportunity for an increase in value even if the issuer continues to operate.

Counterparties and Third Parties: Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. In addition, fund assets held by a custodian or other third party are subject to the credit risk of the custodian or other third party, and to the custodian's or third party’s ability or willingness to perform in accordance with the terms of the arrangement. If such a counterparty, custodian, or other third party becomes insolvent or declares bankruptcy, the fund may be limited in its ability to exercise rights to obtain the return of fund assets or in exercising other rights against the counterparty or third party. In addition, bankruptcy and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to exercise its rights, including terminating an arrangement or transaction or obtaining fund assets in a timely manner. Counterparties and third parties located outside the United States may involve greater risk of loss or delay in the event of insolvency or bankruptcy. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund.

Country Location. The issuer of a security or other investment is generally deemed to be economically tied to a particular country if: (a) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; (d) a third party has identified that country as an issuer’s “country of risk”; (e) the issuer is included in an index which is representative of that country; (f) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; or (g) the issuer has 50% or more of its assets in that country. For purposes of determining if a security or other investment is considered a foreign security, revenues from goods sold or services performed in all countries other than the United States and assets in all countries other than the United States may be aggregated. For purposes of determining if a security or other investment is considered an emerging market security, revenues from goods sold or services performed in all emerging market countries and assets in all emerging market countries may be aggregated.

Cybersecurity. The Fund does not directly have any operational or security systems or infrastructure that are potentially subject to cybersecurity risks, but the Fund is exposed through its service providers (including, but not limited to, MFS, MFD, the custodian, the auditor, MFSC, financial intermediaries, and subadvisor (if applicable)), to cybersecurity risks. With the increased use of technologies, such as mobile devices and "cloud"-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Fund's service providers are susceptible to operational and information or cybersecurity risks that could result in losses to the Fund and its shareholders. Cyber incidents can result from deliberate attacks or unintentional events. Cyberattacks include, but are not limited to, infection by computer viruses or other malicious software code, unauthorized access to the service providers' digital systems through system-wide “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyberattacks can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers' systems or websites rendering them unavailable to intended users or via "ransomware" that renders the systems inoperable until appropriate actions are taken. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the service providers' systems.

Cybersecurity failures or breaches resulting from the Fund’s service providers or the issuers of securities in which the Fund invests could negatively impact the value of the Fund's investments and cause disruptions and impact the service providers’ and the Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the Fund to process transactions, the inability to calculate the Fund’s net asset value, impediments to trading, destruction to equipment and systems, interference with quantitative models, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchanges and other financial market operators, and other parties. The Fund may incur incremental costs to prevent or reduce the impact of cyber incidents in the future which could negatively impact the Fund and its shareholders. Because technology is frequently changing, new ways to carry out cybersecurity attacks continue to develop. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the Fund and its service providers to plan for or respond to a cybersecurity attack. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

While MFS has established information security plans, business continuity plans and risk management systems that it believes are reasonably designed to prevent or reduce the impact of such cyberattacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been (or cannot be) adequately identified. Furthermore, the Fund cannot directly control any cybersecurity plans and systems put in place by service providers, or by issuers in which the Fund invests, and such service providers may have limited indemnification obligations to MFS or the Fund, each of whom could be negatively impacted as a result.

Debt Instruments. Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. In addition, because yields vary over time, no specific level of income can ever be assured. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate; i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument. Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed securities and other securitized instruments, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal. The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in the financial condition of the issuer or borrower. The price of a debt instrument changes in response to interest rate changes. Interest rates change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for instruments with longer maturities, or that do not pay current interest. In addition, short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. To the extent the Fund invests in fixed-rate instruments, fluctuations in the market price of such investments may not affect interest income derived from those instruments, but may nonetheless affect the Fund's net asset value, especially if the instrument has a longer maturity. Substantial increases in interest rates may cause an increase in issuer defaults, as issuers may lack resources to meet higher debt service requirements. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument trading at a negative interest rate is expected to produce a negative return if held to maturity. Debt markets, including fixed-income markets, can be volatile and can decline significantly in response to changes in, or investor perceptions of changes in, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that affect a particular type of instrument, issuer, or borrower, and/or that affect the debt market generally. Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural and environmental disasters such as earthquakes, fires, floods, hurricanes, tsunamis and other weather-related phenomena; outbreaks of pandemic and epidemic diseases; terrorist attacks; war or military confrontations; and other geopolitical changes or events (and their aftermath) can have a dramatic adverse effect on debt markets, including fixed-income markets, and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market. Climate change regulation (such as decarbonization legislation or other mandatory controls to reduce emissions of greenhouse gases) could significantly affect many of the companies in which the Fund invests by, among other things, increasing those companies' operating costs and capital expenditures. Debt markets, including fixed-income markets, may be susceptible to market manipulation or other fraudulent practices which could disrupt the orderly functioning of these markets or adversely affect the value of instruments that trade in such markets.

A widespread health crisis such as a global pandemic could cause substantial market volatility and have long-term effects on the United States and world economies and markets generally. For example, the novel coronavirus (COVID-19) pandemic resulted in significant disruptions to global business activity, including closed international borders, quarantines and travel restrictions, disruptions to business operations and supply chains, and lower consumer demand and economic output. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic. Epidemics and pandemics that may arise in the future could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general in significant and unforeseen ways. A health crisis may also exacerbate other pre-existing political, social and economic risks. Any such impacts could adversely affect the prices and liquidity of the Fund's investments and the Fund's performance.

The London Interbank Offered Rate (LIBOR) was the offered rate at which major international banks could obtain wholesale, unsecured funding. The terms of investments, financings or other transactions (including certain derivatives transactions) have historically been tied to LIBOR, and the Fund may have maintained investments and entered into transactions utilizing a LIBOR-based reference rate. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies (e.g., the Secured Overnight Financing Rate (SOFR) for U.S. dollar LIBOR and the Sterling Overnight Index Average for GBP LIBOR) and the transition to replacement reference rates continues. The transition away from LIBOR to the use of replacement rates has generally not been disruptive but the full impact of the transition on the Fund or the financial instruments in which the Fund invests cannot yet be fully determined.

SOFR is an index rate calculated based on short-term repurchase agreements backed by U.S. Treasury Instruments. While LIBOR was an unsecured rate, SOFR is a secured rate. There can be no assurance that SOFR will perform in the same way as LIBOR would have at any time, including, without limitation, as a result of changes in interest and yield rates in the market, monetary policy, bank credit risk, market volatility or global or regional economic, financial, political, regulatory, judicial or other events. There can be no assurance that SOFR will not be discontinued or fundamentally altered in a manner that is materially adverse to the interests of the Fund. If the manner in which SOFR is calculated is changed, that change may result in a reduction of the amount of interest payable on SOFR-linked floating rate instruments and the trading prices of such instruments. Additionally, daily changes in SOFR have, on occasion, been more volatile than daily changes in other benchmark or market rates. Although occasional, increased daily volatility in SOFR would not necessarily lead to more volatile interest payments, the return on and value of SOFR-linked floating rate instruments may fluctuate more than floating rate instruments that are linked to less volatile rates.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

See APPENDIX N for a description of ratings.

Depositary Receipts. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a "depository." Depositary receipts may be sponsored or unsponsored and include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs, or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and may be offered privately in the United States and are generally designed for use in securities markets outside the United States. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. Depositary receipts denominated in a currency other than the currency of the underlying securities subjects the investors to the currency risk of the depositary receipt and the underlying securities.

With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and financial information to the depositary receipt holders at the underlying issuer's request.

Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Investments in non-U.S. issuers through ADRs, EDRs, GDRs, and other types of depositary receipts generally involve risks applicable to other types of investments in non-U.S. issuers. Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market.

Derivatives. While the Fund may use derivatives for any investment purpose, the Fund expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure or index. Derivatives involve a counterparty to the transaction and are subject to the credit risk of the counterparty and to the counterparty's ability or willingness to perform in accordance with the terms of the derivative. Derivatives include futures, forward contracts, options, inverse floating rate instruments, swaps, and certain complex structured securities. Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Certain derivatives transactions, including futures, options on futures, and certain swaps, are required to be (or are capable of being) centrally cleared. A party to a cleared derivatives transaction is subject to the credit risk of the clearinghouse and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in relatively few clearinghouses and clearing members. It is not clear how an insolvency proceeding of a clearinghouse would be conducted and what impact an insolvency of a clearinghouse would have on the financial system. In the event of the insolvency of a clearinghouse, the Fund might experience a loss of funds deposited through its clearing member as margin with the clearinghouse, a loss of unrealized profits on its open positions, and the loss of funds owed to it as realized profits on closed positions. Such an insolvency might also cause a substantial delay before the Fund could obtain the return of funds owed to it by a clearing member who was a member of such clearinghouse. A clearing member is generally obligated to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account by account class, and the clearing member may invest those funds in certain instruments permitted under applicable regulations. Therefore, the Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. The clearing member is required to transfer to the clearinghouse the amount of margin required by the clearinghouse for cleared derivatives, which amounts are generally held in an omnibus account at the clearinghouse for all customers of the clearing member. In respect of cleared swaps (but not futures or options on futures), regulations promulgated by the CFTC require that the clearing member notify the clearinghouse of the initial margin provided by the clearing member to the clearinghouse that is attributable to each customer. However, if the clearing member does not accurately report the Fund’s initial margin, the Fund is subject to the risk that a clearinghouse will use the assets attributable to it in the clearinghouse’s omnibus account to satisfy payment obligations a defaulting customer of the clearing member has to the clearinghouse. Clearinghouses (and in many cases clearing members) have broad rights to increase margin requirements for existing transactions or to terminate those transactions at any time. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Fund, does not maintain accurate records, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

Legislation and regulation of derivatives in the United States and other jurisdictions, including margin, clearing, trading and reporting requirements, and leveraging and position limits, may make derivatives more costly and/or less liquid, limit the availability of certain types of derivatives, cause the Fund to change its use of derivatives, or otherwise adversely affect a Fund's use of derivatives.

For example, the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, in the event of an insolvency of its counterparties (or their affiliates) could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union, the United Kingdom and various other jurisdictions. Such regimes provide government authorities with broad authority to conduct a resolution of a financial institution that is in danger of default. With respect to counterparties who are subject to such proceedings in the European Union and the United Kingdom, the liabilities of such counterparties to the Fund could be reduced, eliminated or converted to equity (sometimes referred to as a “bail in”).

Derivatives Transactions Subject to Rule 18f-4. Rule 18f-4 under the 1940 Act governs the Fund's use of derivative instruments and certain other transactions that create future payment and/or delivery obligations by the Fund, such as short sale borrowings and reverse repurchase agreements or similar financing transactions, and certain transactions entered into on a when-issued, delayed delivery or forward commitment basis (for purposes of this section, "Derivatives Transactions"). Unless the Fund qualifies as a "limited derivatives user" as defined under Rule 18f-4 (a "Limited Derivatives User"), the Fund will (i) appoint a Derivatives Risk Manager, (ii) maintain a Derivatives Risk Management Program designed to identify, assess, and reasonably manage the risks associated with Derivatives Transactions; (iii) comply with certain value-at-risk (VaR)-based leverage limits; and (iv) comply with certain Board reporting and recordkeeping requirements. (VaR is an estimate of an instrument's or portfolio's potential losses, expressed as a percentage of the value of a portfolio’s assets or fund’s net assets, over a given time horizon and at a specified confidence level.)

If a Fund qualifies as a Limited Derivatives User, it is excepted under Rule 18f-4 from the requirements to appoint a Derivatives Risk Manager, adopt a Derivatives Risk Management Program, comply with certain VaR-based leverage limits, and comply with certain Board oversight and reporting requirements. Rather, a Fund that qualifies as a Limited Derivatives User will maintain policies and procedures reasonably designed to manage its derivatives risks and will be subject to risk limits and guidelines as well as certain reporting requirements with respect to its execution of Derivatives Transactions in accordance with Rule 18f-4.

Pursuant to Rule 18f-4, when the Fund enters into reverse repurchase agreements or similar financing transactions, including certain tender option bonds, the Fund will (i) aggregate the amount of indebtedness associated with all of its reverse repurchase agreements or similar financing transactions with the amount of any other "senior securities" representing indebtedness (e.g., bank borrowings, if applicable) when calculating the Fund's asset coverage ratio under Section 18 of the 1940 Act or (ii) treat all such transactions as Derivatives Transactions.

The requirements of Rule 18f-4 may limit the Fund's ability to engage in Derivatives Transactions as part of its investment strategies. These requirements may also increase the cost of the Fund’s investments and cost of doing business, which could adversely affect the value of the Fund's investments and/or the performance of the Fund.

Emerging Market Countries. Emerging market countries include countries determined to have emerging market economies, taking into account a number of factors, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, the country's inclusion in an emerging market or frontier emerging market index, and other factors that demonstrate that the country's financial and capital markets are in the development phase. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe.

Investments tied economically to emerging market countries may be more volatile than investments in countries with more developed markets. The risk of expropriation, confiscatory taxation, nationalization and social, political, and economic instability, greater susceptibility to environmental problems, greater government involvement in the economy, inflation or deflation, currency devaluations, currency exchange rate fluctuations, war, and terrorism may be greater in emerging market countries than countries in developed markets. In addition, many emerging market countries with less established health care systems have experienced outbreaks of pandemic, epidemic, or contagious diseases from time to time. The economies of emerging market countries may be based on only a few industries, may be vulnerable to changes in trade conditions, and may have large debt burdens and higher inflation rates.

A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Further, some securities may not be available to the Fund because foreign shareholders hold the maximum amount permissible under current law. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries and may be subject to currency exchange control restrictions. In addition to withholding taxes on investment income, some emerging market countries may impose different capital gains taxes on foreign investors.

Generally accepted accounting, auditing, and financial reporting practices and standards in emerging market countries may vary from country to country and may be significantly different from those countries in developed markets. There may be less publicly available information about issuers and certain financial instruments, and currency hedging may be unavailable. Shares of companies that only trade on an emerging market securities exchange are not likely to file reports with the SEC. The financial information and disclosure made by such issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities since such companies are generally not subject to the same regulatory, accounting, auditing or auditor oversight requirements applicable to companies that file reports with the SEC. In addition, the PCAOB, which regulates auditors of U.S. public companies, may not be able to inspect audit work papers in certain emerging market countries. Many emerging market countries have less government supervision, regulation, and enforcement of the securities markets and participants in those markets.

Investors in emerging markets may not have the ability to seek certain legal remedies in U.S. courts as private plaintiffs. As a practical matter, investors may have to rely on domestic legal remedies that are available in the emerging market and such remedies are often limited and difficult for international investors to pursue. Shareholder claims, including class action and securities law and fraud claims, generally are difficult or unavailable to pursue as a matter of law or practicality in many emerging market countries. In addition, the SEC, U.S. Department of Justice and other U.S. authorities often have substantial difficulties in bringing and enforcing actions against non-U.S. companies and non-U.S. persons, including company officers and directors, in certain emerging markets due to jurisdictional limitations and various other factors.

The securities markets of emerging market countries may have substantially less trading volume, resulting in a lack of liquidity and high price volatility. There may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries as well as a high concentration of investors and financial intermediaries. In addition, securities markets of emerging market countries may be subject to potential market closures due to market, economic, political, regulatory, geopolitical, environmental, public health, or other conditions.

Practices in relation to settlement of securities transactions in emerging market countries involve higher risks than those in developed countries because brokers and counterparties in such countries may be less well-capitalized and custody and registration of assets in some countries may be unreliable.

Emerging market country debt is subject to high risk and may not be rated for creditworthiness by any internationally recognized credit rating organization. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. If a government obligor defaults on its obligation, an investor may have limited resources and may not be able to enforce a judgment against a foreign government.

A sub-set of emerging market countries are considered to have frontier markets. Frontier market countries generally have smaller, less diverse economies and less mature capital markets than larger emerging market countries, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to having abrupt changes in currency values, less mature markets and settlement practices, and lower trading volumes that could lead to greater price volatility and illiquidity.

Certain trading structures or protocols in some emerging markets involve the risks described above to a greater degree than in developed markets or even in other emerging markets. The Fund may, directly or indirectly (through, for example, participation notes or other types of equity-linked notes), purchase shares in mainland China-based companies that trade on Chinese stock exchanges such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange (“China A-Shares”) or debt securities traded on the China Interbank Bond Market (“CIBM Bonds” and with “China A-Shares, “China Connect Securities”), through a variety of mutual market access programs (collectively, “China Connect”) that enable foreign investment in People's Republic of China (PRC) exchange-traded securities via investments made in Hong Kong or other locations that may in the future have China Connect programs with the PRC. Examples of China Connect programs include the Shanghai and Shenzhen-Hong Kong Stock Connect (collectively, “Stock Connect”) and the China Bond Connect (the “Bond Connect”). Trades do not cross between the Shanghai and Shenzhen stock exchanges and a separate broker is assigned for each exchange. If the Fund rebalances across both exchanges, the Fund must trade out of stocks listed on one exchange with a broker and trade into stocks on the other exchange with a separate broker. As a result, the Fund may incur additional fees.

There are significant risks inherent in investing in China Connect Securities through China Connect. The China Connect programs are relatively new. There can be no assurance that China Connect programs will not be discontinued without advance notice or that future developments will not restrict or adversely affect a Fund's investments or returns through China Connect. The less developed state of PRC's investment and banking systems with respect to foreign investment subjects the settlement, clearing, and registration of China Connect Securities transactions to heightened risks. China Connect program restrictions could also limit the ability of a Fund to sell its China Connect Securities in a timely manner, or to sell them at all. For instance, China Connect programs involving Hong Kong can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if Hong Kong markets are closed but China Connect Securities are trading in the PRC, or where China Connect programs are closed for extended periods of time because of subsequent Hong Kong and PRC holidays (or for other reasons), a Fund may not be able to dispose of its China Connect Securities when it wants to in a timely manner, which could adversely affect the Fund's performance. Additionally, certain China Connect programs are subject to daily quota limitations on purchases of certain China Connect Securities (such as China A-Shares). Once the daily quota is reached, orders to purchase additional China A-Shares through Stock Connect will be rejected. Investment quotas are subject to change, and although the current quotas do not place limits on sales of China A-Shares or other China Connect Securities through China Connect programs, there can be no guarantee that capital controls would not be implemented that could adversely affect the Fund's ability to remove money out of China and use it for other purposes, including to meet redemptions.

China Connect Securities purchased through a China Connect program are held through a nominee structure by a Hong Kong-based depository as nominee (the “Nominee”) on behalf of investors. Thus, the Fund's investments will be registered on the books of the PRC clearinghouse in the name of a Hong Kong clearinghouse, and on the books of a Hong Kong clearinghouse in the name of the Fund's Hong Kong sub-custodian, and may not be clearly designated as belonging to the Fund. The precise nature and rights of a Fund as the beneficial owner of China Connect Securities through the Nominee is not well defined under PRC law and it is not yet clear how such rights will be recognized or enforced under PRC law. The use of the nominee system also exposes the Fund to the credit risk of the depository intermediaries, and to greater risk of expropriation. Different fees, costs, and taxes are imposed on foreign investors acquiring China Connect Securities acquired through China Connect programs, and these fees, costs, and taxes may be higher than comparable fees, costs, and taxes imposed on owners of other securities providing similar investment exposure. Furthermore, the securities regimes and legal systems of the PRC and Hong Kong differ significantly from each other and issues may arise based on these differences. Loss of Hong Kong independence or legal distinctiveness, for example, could undermine significant benefits of the China Connect programs. Political, regulatory and diplomatic events, such as the U.S.-China “trade war” that has intensified since 2018, could have an adverse effect on the Chinese or Hong Kong economies and on investments made through China Connect programs, and thus could adversely impact a Fund investing through China Connect programs.

CIBM Bonds may also be purchased through the CIBM Direct Access Program, which is also relatively new. The CIBM Direct Access Program, established by the People's Bank of China, allows eligible foreign institutional investors to conduct trading in the CIBM, subject to other rules and regulations as promulgated by Chinese authorities. Eligible foreign institutional investors who wish to invest directly in the CIBM through the CIBM Direct Access Program may do so through a settlement agent located in China, who would be responsible for making the relevant filings and account opening with the relevant authorities. A Fund is therefore subject to the risk of default or errors on the part of such agent. Many of the same risks that apply to investments in the PRC through China Connect programs also apply to investments through the CIBM Direct Access Program.

Certain securities issuers, including issuers in certain emerging market countries, may use a structure known as a variable interest entity. A Fund’s investment in such an issuer may pose additional risks because the Fund’s investment is made through a holding company whose interests in the underlying business are established through contracts rather than through equity ownership. Certain Chinese companies have used variable interest entities as a means to circumvent Chinese restrictions on foreign ownership of securities in certain sectors. In such cases, the operating company is generally owned by Chinese nationals and an offshore holding company indirectly holds certain contractual rights relating to the operating company, including a contractual claim on the operating company's profits. Shares of the offshore holding company, in turn, are traded on exchanges outside of China and are available to non-Chinese investors such as the Fund. While the application of the variable interest entity structure is a longstanding industry practice in China, the Chinese government has never approved these structures. There is a risk that the Chinese government may cease to tolerate such variable interest entity structure at any time or impose new restrictions on the structure, in each case either generally or with respect to specific issuers, which could lead to significant losses with little or no recourse available. Further, in case of dispute (for example, with the Chinese owners of the operating company), the holding company's contractual claims with respect to the operating company may be deemed unenforceable in China, thus limiting the remedies and rights of investors such as the Fund. Such legal uncertainty may be exploited against the interests of the investors in the related holding company. Further, this application of the variable interest entity structure generally restricts the Fund’s ability to influence the operating company through proxy voting and other means and may restrict the ability of an issuer to pay dividends to shareholders from operating company earnings. Foreign companies listed on stock exchanges in the United States, including companies using the variable interest entity structure, could also face delisting or other ramifications for failure to meet the expectations and/or requirements of the SEC, the PCAOB, or other United States regulators. In addition, legislation passed in the U.S. could cause securities of a foreign issuer, including American Depositary Receipts, to be delisted from U.S. stock exchanges if the issuer does not allow the U.S. government to inspect or investigate the auditing of its financial information. Although the requirements of this legislation apply to securities of all foreign issuers, the U.S. government has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, a Fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. The Fund may also need to seek other markets in which to transact in such securities, which could increase the Fund’s costs.

Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility, epidemics, pandemics, adverse economic, market or political events, and other events. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets, and individual securities may be severely affected both regionally and globally, and the value of a Fund’s assets may go down.

These and other risks may exist to varying degrees in connection with investments through other trading structures, protocols and platforms in emerging markets.

Equity Securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, depositary receipts for such securities, equity interests in REITs, securities of investment companies, and other similar interests in an issuer. The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including increasing or negative interest rates or the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan (which has in the past resulted and may in the future result in a government shutdown); market closures and/or trading halts; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; outbreaks of pandemic and epidemic diseases; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or segment of an equity market. Climate change regulation (such as decarbonization legislation or other mandatory controls to reduce emissions of greenhouse gases) could significantly affect many of the companies in which the Fund invests by, among other things, increasing those companies' operating costs and capital expenditures. Equity markets may be susceptible to market manipulation or other fraudulent practices which could disrupt the orderly functioning of these markets or adversely affect the value of instruments that trade in such markets.

A widespread health crisis such as a global pandemic could cause substantial market volatility and have long-term effects on the United States and world economies and markets generally. For example, the COVID-19 pandemic resulted in significant disruptions to global business activity, including closed international borders, quarantines and travel restrictions, disruptions to business operations and supply chains, and lower consumer demand and economic output. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic. Epidemics and pandemics that may arise in the future could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general in significant and unforeseen ways. A health crisis may also exacerbate other pre-existing political, social and economic risks. Any such impacts could adversely affect the prices and liquidity of the Fund's investments and the Fund's performance.

Financial Services Exposure Risk. Events that affect the financial services sector may have a significant adverse effect on the Fund. Issuers and/or counterparties in a single industry or related industries can react similarly to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Issuers and/or counterparties in the financial services sector are subject to many risks, including adverse government regulation, decreased availability and increased cost of capital, and changes in interest and/or default rates. In the event of the shutdown of certain financial institutions and disruption in the financial services sector, there can be no certainty that the actions taken by governments will be effective in mitigating the effects of financial institution failures on the economy and/or restoring public confidence in the banking financial institutions and the U.S. and global financial systems.

Floating Rate Certificates. Each holder of a floating rate certificate has the option at specified times to tender its certificate to the issuer or a specified third party acting as agent for the issuer for purchase at the stated amount of the certificate plus accrued interest. Floating rate certificates may be floating or variable rate securities. The issuer or third party agent may be unable to purchase the certificates on the purchase date due to a variety of circumstances, which may result in a loss of value of the certificates.

Foreign Currencies. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries. In addition, foreign securities may be denominated in foreign currencies and currencies may be purchased directly. Accordingly, changes in the values of those currencies may have a positive or negative effect on the value of securities denominated in that currency or the value of the currency itself.

While holding currencies permits an investor to take advantage of favorable movements in the applicable exchange rate, this strategy also exposes the investor to risk of loss if exchange rates move in a direction adverse to the investor’s position. Such losses could reduce any profits or increase any losses sustained by the investor from the sale or redemption of securities and could reduce the dollar value of interest or dividend payments received.

The values of other currencies relative to the U.S. dollar may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, tariffs, and other political or regulatory developments. Currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Some foreign countries have managed currencies, which are not free floating against the U.S. dollar. Managed currencies can experience a steep devaluation relative to the U.S. dollar. In addition, certain foreign countries may restrict the free conversion of their currencies into other currencies and certain foreign currencies may not trade outside their local country.

Although foreign currency dealers generally do not charge a fee for foreign currency transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer.

Foreign currency transactions are contracts to purchase or sell foreign currencies for settlement on a future date.  Foreign currency transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date are referred to as deliverable forwards.  Depending on time to settlement and certain other characteristics, certain deliverable forwards can be referred to as "spot" foreign currency transactions.   Foreign currency transactions that do not provide for physical settlement of the two currencies but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and current rate at settlement based upon an agreed upon notional amount are referred to as non-deliverable forwards.  Depending on whether a foreign currency transaction is deemed to be a spot, a deliverable forward or a non-deliverable forward in a particular jurisdiction, the transaction may be subject to no or different regulatory requirements, including but not limited to reporting, margin, clearing and exchange trading or trading on other public facilities.  Numerous regulatory changes related to foreign currency transactions are expected to occur over time and could materially and adversely affect the ability of the Fund to enter into foreign currency transactions or could increase the cost of foreign currency transactions. In the future, certain foreign currency transactions may be required to be subject to initial as well as variation margin requirements. Foreign currency transactions that are not centrally cleared are subject to the creditworthiness of the counterparty to the foreign currency transaction (usually large commercial banks), and their values may decline substantially if the counterparty’s creditworthiness deteriorates. In a cleared foreign currency transaction, performance of the transaction will be effected by a central clearinghouse rather than by the original counterparty to the transaction. Foreign currency transactions that are centrally cleared will be subject to the creditworthiness of the clearing member and the clearing organization involved in the transaction.

A "settlement hedge" or "transaction hedge" attempts to protect against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a foreign currency transaction for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Foreign currency transactions to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

Foreign currency transactions can be used to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if an investor owned securities denominated in pounds sterling, the investor could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. An investor could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Foreign currency transactions can also be used to shift investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.

Swap agreements, indexed securities, hybrid securities and options and futures contracts relating to foreign currencies can be used for the same purposes.

Successful use of currency management strategies will depend on MFS' skill in analyzing currency values. Currency management strategies may increase the volatility of a Fund's returns and could result in significant losses to a Fund if currencies do not perform as MFS anticipates. For example, if a currency's value rose at a time when MFS had hedged a Fund by selling that currency in exchange for dollars, a Fund would not participate in the currency's appreciation. If MFS hedges currency exposure through proxy hedges, a Fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if MFS increases a Fund's exposure to a foreign currency and that currency's value declines, a Fund will realize a loss. There is no assurance that MFS' use of currency management strategies will be advantageous to a Fund or that it will hedge at appropriate times.

Foreign Markets. Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies may involve significant risks. Foreign investments involve risks relating to local political, economic, regulatory, or social developments, military action or unrest, adverse diplomatic developments, or government involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), and may be affected by actions of U.S. and foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, imposition of tariffs or other economic and trade sanctions, embargoes, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, entering or exiting trade or other intergovernmental agreements, or other government action, intervention, or restriction. Economic or other sanctions imposed on a foreign country or issuer by the United States, or on the United States or issuers by a foreign country, could impair a Fund’s ability to buy, sell, hold, receive, deliver, or otherwise transact in certain securities. Sanctions could also affect the value and/or liquidity of a foreign security. The debt instruments of foreign governments and their agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

Foreign markets, while growing in volume and sophistication, may not be as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign trading, settlement and custodial practices (including those involving settlement where Fund assets may be released prior to receipt of payment) may be less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker/dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding or other taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments. Some countries limit the ability to profit from short-term trading (as defined in that country).

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers may not be bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and obtain information regarding corporate actions on a timely basis. Legislation passed in the United States effectively prohibits securities of foreign issuers (including those based in China) from being listed on a U.S. securities exchange or traded in the United States over-the-counter market if, because of a position taken by an authority in a foreign jurisdiction, the PCAOB is unable to inspect or investigate the issuer's audit work papers over a certain period of time. To the extent a Fund invests in the securities of an impacted issuer, delisting or other prohibitions on trading in the securities of the issuer could impair the Fund's ability to transact in such securities and significantly impact a security's liquidity and market price (and thus the Fund's net asset value). The Fund would also need to seek other markets in which to transact in such securities, which could increase the Fund's trading costs.

Foreign securities may trade on markets that are closed when the U.S. markets are open. As a result, accurate pricing information based on foreign market prices may not always be available. In general, there may be less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. Over-the-counter markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries. Investors in foreign countries may have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other U.S. authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

Some foreign investments impose restrictions on transfer within the United States or to U.S. persons. Although investments subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign investments that are not subject to such restrictions.

Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. While the Fund makes reasonable efforts to stay informed of foreign reporting requirements relating to the Fund's non-U.S. portfolio securities, no assurance can be given that the Fund will satisfy applicable foreign reporting requirements at all times.

Global economies and financial markets are interconnected, and conditions in one country, region, or market could adversely impact economic conditions, market conditions, and issuers in other countries, regions, or markets. However, the interconnectedness of economies and/or markets may be diminishing, which may also result in widespread adverse economic impacts that cannot be foreseen at this time. For example, a member state’s decision to leave the European Monetary Union and/or the European Union, or any increased uncertainty as to the status of such entities, could have significant adverse effects on global currency and financial markets, and on the values of the Fund’s investments. The European Union faces challenges related to member states seeking to change their relationship with the European Union, exemplified by the United Kingdom’s withdrawal from the European Union in 2020 (an event commonly referred to as “Brexit”). Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the United Kingdom and throughout Europe. There is still considerable uncertainty relating to the potential consequences of the exit, how the negotiations for new trade agreements will be conducted, and whether the United Kingdom's exit will increase the likelihood of other countries also departing the European Union. During this period of uncertainty, the negative impact on not only the United Kingdom and European economies, but the broader global economy, could be significant, potentially resulting in increased market volatility and illiquidity, political, economic, and legal uncertainty, and lower economic growth for companies that rely significantly on Europe for their business activities and revenues.

Any further exits from the European Union, or the possibility of such exits, or the abandonment of the euro, may cause additional market disruption globally and introduce new legal and regulatory uncertainties. Among other things, a member state’s decision to leave the European Union or abandon the euro could result in increased market volatility and illiquidity; fluctuations in asset values; fluctuations in exchange rates; decreased liquidity of investments located, traded, or listed within the European Union, the United Kingdom, or elsewhere; changes in the willingness or ability of financial and other counterparties to enter into transactions or the price and terms on which other counterparties are willing to transact; and/or changes in legal and legal and regulatory regimes to which Fund investments are or become subject. In addition, companies with a significant amount of business in Europe may experience lower revenue and/or profit growth. Uncertainty regarding any member state’s exit from the European Union also may lead to instability in the foreign exchange markets, including volatility in the value of the euro. These events could have a significant adverse impact on Fund performance and the value of investments held by the Fund. Additionally, certain European countries have developed increasingly strained relationships with the U.S., which could adversely affect European issuers that rely on the U.S. for trade. The national politics of certain countries in Europe have been unpredictable and subject to influence by disruptive political groups and ideologies, including for example, secessionist movements. The governments of European countries may be subject to change and such countries may experience social and political unrest. Unanticipated political or social developments may result in sudden and significant investment losses to the Fund. The occurrence of terrorist incidents or war in the European region also could negatively impact financial markets. The impact of these events could be significant and could adversely affect the value and liquidity of the Fund investments.

In 2025, a change in the U.S. presidential administration has resulted in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, the relative strength of the U.S. dollar, inflation, and the securities markets generally. Some countries, including the United States, have adopted more protectionist trade policies. The rise in protectionist trade policies, slowing economic growth, changes to some major international trade agreements, risks associated with trade agreements between the United States and the European Union, and the risks associated with trade negotiations between the United States and China, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

Russia’s military action in Ukraine has, and may continue to have, adverse effects on the regional and the global financial markets and economies. In addition, sanctions imposed on Russia, Russian individuals, including politicians, and Russian corporate and banking entities by the United States and other countries, and any sanctions imposed in the future, may have a significant adverse impact on the Russian economy and related markets. Such actions may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and could impair the Fund's ability to buy, sell, receive, or deliver Russian securities. In addition, securities market trading halts related to the conflict could adversely impact the value and liquidity of the Fund's holdings and could impair the Fund's ability to transact in and/or value portfolio securities. Additionally, Russia has taken retaliatory actions, including preventing repatriation of capital by U.S. and other investors. The ramifications of the ongoing conflict and related sanctions may negatively impact other regional and global financial markets (including in Europe, Asia, and the United States), companies in other countries (including those that have done business in Russia), various sectors, industries and markets for securities and commodities, such as oil and natural gas, and global supply chains, food supplies, inflation and global growth.

Furthermore, the prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets.

The price and liquidity of the Fund's investments may fluctuate widely as a result of these and other geopolitical conflicts and related events. The extent and duration of any military conflict or future escalation of such hostilities (including cyberattacks), the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related or similar future events could have a significant adverse impact on Fund performance and the value of an investment in the Fund.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell in the future a specific quantity of an asset, currency, interest rate, index, commodity, instrument or other indicator at a specific price and time. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. The value of a futures contract typically fluctuates in correlation with the increase or decrease in the value of the underlying indicator. The buyer of a futures contract enters into an agreement to purchase the underlying indicator on the settlement date and is said to be "long" the contract. The seller of a futures contract enters into an agreement to sell the underlying indicator on the settlement date and is said to be "short" the contract. Futures on indexes and futures not calling for physical delivery of the underlying indicator will be settled through cash payments rather than through delivery of the underlying indicator.

If a fund is the purchaser or seller of a futures contract, the fund is required to deposit "initial margin" with a futures commission merchant ("FCM") when the futures contract is entered into. Initial margin is typically calculated as a percentage of the contract's notional amount. The minimum margin required for a futures contract is set by the exchange on which the contract is traded and may be increased by the FCM or the exchange during the term of the contract. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract.

The risk of loss in trading futures contracts can be substantial, because of the low margin required, the extremely high degree of leverage involved in futures pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (or gain) to the investor, and with respect to certain futures contracts, futures positions may theoretically result in unlimited losses. In the event of adverse price movements, an investor would continue to be required to make daily cash payments equal to the daily change in value of the futures contract. In addition, on the settlement date, an investor in physically settled futures may be required to make delivery of the indicators underlying the futures positions it holds.

Futures can be sold until their last trading dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. It may not be possible to liquidate or close out a futures contract at any particular time or at an acceptable price and an investor would remain obligated to meet margin requirements until the position is closed. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

Exchanges may cancel trades in limited circumstances, for example, if the exchange believes that allowing such trades to stand as executed could have an adverse impact on the stability or integrity of the market. Any such cancellation may adversely affect the performance of the Fund. In addition, the Fund’s FCM may limit the Fund’s ability to invest in certain futures contracts. Such restrictions may adversely affect the Fund’s performance and its ability to achieve its investment objectives.

The CFTC, and certain foreign regulators, and many exchanges have established (and continue to evaluate and revise) speculative position limits, referred to as "position limits," on the maximum speculative positions which any person, or group of persons acting in concert, may hold or control in particular futures and options on futures contracts. In addition, U.S. federal position limits apply to swaps that are economically equivalent to futures contracts on certain agricultural, metals and energy commodities. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether the applicable position limits have been exceeded, unless an exemption applies. Thus, even if the Fund does not intend to exceed applicable position limits, it is possible that positions held by different clients managed by MFS and its affiliates may be aggregated for this purpose. Any modification of trading decisions or elimination of open positions that may be required to avoid exceeding such limits may adversely affect the performance of the Fund. A violation of position limits could also lead to regulatory action materially adverse to the Fund’s investment strategy. The Fund may also be affected by other regimes, including those of the European Union and United Kingdom, and trading venues that impose position limits on commodity derivative contracts.

Futures are subject to the creditworthiness of the FCM(s) and clearing organizations involved in the transaction.

Foreign futures contracts may not be subject to the same level of regulation as U.S. futures contracts, and foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S. traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, clearing member, clearing house, or other party that may owe margin to a fund.

If MFS attempts to use a futures contract as a hedge against, or as a substitute for, a portfolio investment, the futures position may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Hybrid Instruments. Hybrid instruments are generally considered derivatives and combine the elements of swaps, futures contracts, or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt instrument, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, commodities, indexes, economic factors or other measures, including interest rates, currency exchange rates, or commodities or securities indices, or other indicators.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying indicators to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand profiles of the underlying indicators and interest rate movements. Hybrid instruments may be highly volatile.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying asset or indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or indicator may not move in the same direction or at the same time.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying indicator is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

If MFS attempts to use a hybrid instrument as a hedge against, or as a substitute for, a portfolio investment, the hybrid instrument may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving hybrid instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt instruments. Under certain conditions, the redemption value of such an investment could be zero. In addition, hybrid instruments are subject to the creditworthiness of the issuer of the hybrid instrument, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures, options, and swaps by and to U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Inflation. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Fund. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates. In periods of rising interest rates, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk.

Inflation-Indexed Bonds. Inflation-indexed bonds are debt instruments whose principal and/or interest value are adjusted periodically according to a rate of inflation (usually a consumer price index). Two structures are most common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

U.S. Treasury Inflation Protected Securities ("TIPS") currently are issued with maturities of five, ten, or thirty years, although it is possible that securities with other maturities will be issued in the future. The principal amount of TIPS adjusts for inflation, although the inflation-adjusted principal is not paid until maturity. Semiannual coupon payments are determined as a fixed percentage of the inflation-adjusted principal at the time the payment is made. Increases in the principal value of TIPS due to inflation are considered taxable ordinary income. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. Additionally, a Consumer Price Index swap can potentially lose value if the realized rate of inflation over the life of the swap is less than the fixed market implied inflation rate (fixed breakeven rate) that the investor agrees to pay at the initiation of the swap. Deflation adjustments offset taxable ordinary income to the extent that they do not exceed all current and prior income inclusions. However, if deflation adjustments were to exceed all current and prior income inclusions, any remaining excess would be carried forward to offset future income inclusions in subsequent years. Any excess deflation adjustment remaining at disposition or maturity would reduce capital gain or increase capital loss.

If the rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or at the par amount at original issue. If an inflation-indexed bond does not provide a guarantee of principal at maturity, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. For example, if inflation were to rise at a faster rate than nominal interest rates, real interest rates would likely decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates would likely rise, leading to a decrease in value of inflation-indexed bonds.

While these securities, if held to maturity, are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If nominal interest rates rise due to reasons other than inflation (for example, due to an expansion of non-inflationary economic activity), investors in these securities may not be protected to the extent that the increase in rates is not reflected in the bond’s inflation measure.

The inflation adjustment of TIPS is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of price changes in the cost of living, made up of components such as housing, food, transportation, and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, the Fund may borrow money from and/or lend money to other Funds advised by MFS and for which MFD acts as the principal underwriter. Any loans under the program will be set at an interest rate that is the average of the highest rate available to a lending MFS Fund from an investment in overnight repurchase agreements and the approximate lowest rate at which bank short-term loans would be available to a borrowing MFS Fund. A borrowing MFS Fund may have to borrow from a bank at a higher rate if an interfund loan is called or not renewed. Any delay in repayment of an interfund borrowing to a lending MFS Fund could result in lost investment opportunities or borrowing costs.

Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, financial intermediaries, or other MFS Funds) may make (individually or collectively) relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund's performance to the extent that the Fund may be required to sell securities or invest cash at times it would not otherwise do so. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. The effects of taxable income and/or gains resulting from large redemptions of Fund shares would particularly impact non-redeeming shareholders who do not hold their Fund shares in a tax-advantaged or tax-exempt vehicle. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income rate for shareholders who hold Fund shares in a taxable vehicle. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio. Purchases of a large number of shares may adversely affect the Fund's performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it ordinarily would. A number of circumstances may cause the Fund to experience large redemptions or purchases, such as changes in the eligibility criteria for the Fund or a share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks or investment personnel.

Lending. The Fund may not lend any security or make any other loan, if as a result, more than 33 1/3% of its total assets would be lent to other parties. This limitation does not apply to the purchase of debt instruments, money market instruments, repurchase agreements, loans, or other direct indebtedness.

Lending of Portfolio Securities. Portfolio securities may be lent to approved entities, including banks, broker/dealers and their affiliates, and would be required to be secured by collateral in cash, an irrevocable letter of credit, or U.S. Government securities maintained on a current basis at an amount generally at least equal to the market value of the securities loaned. When one party lends portfolio securities to another party, the lender has the right to call the loan and obtain the securities loaned at any time on customary industry settlement notice (which will not usually exceed five business days). For the duration of a loan, the borrower pays the lender an amount equal to any interest or dividends received on the securities loaned. The lender also receives a fee from the borrower or compensation from the investment of the collateral, less a fee paid to the borrower (if the collateral is in the form of cash). The lender does not, however, have the right to vote any securities having voting rights during the existence of the loan, but it can call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment; however, it is sometimes not feasible, particularly in the case of foreign securities, to recall the securities in time to vote the shares. The Fund’s performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of interest, through investment of cash collateral by the Fund or a fee. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the lender may not be able to recover the securities loaned or gain access to the collateral. These delays and costs could be greater for foreign securities. If the lender is not able to recover the securities loaned, the lender may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment and related transaction costs by the time the replacement investment is purchased. The Fund bears the risk of any investment loss from cash received as collateral that is invested in other eligible securities, including shares of a money market fund. The Fund engages securities lending agents to arrange loans of the portfolio securities. The Fund pays a fee to such agents.

Services provided by the securities lending agents include locating borrowers; evaluating the initial and ongoing creditworthiness of borrowers; determining and monitoring the value of loaned securities and collateral; monitoring collateral requirements and collecting additional collateral as necessary; collateral transfer; cash collateral management; negotiation of loan terms; selection of securities to be loaned; recordkeeping and reporting; monitoring lending restrictions; monitoring for loan position modifications due to corporate actions; monitoring distribution activity and delivering any distributions from securities on loan; monitoring proxy votes related to U.S. loaned securities; and arranging for the return of loaned securities at loan termination or as otherwise required.

Regulations require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund's ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements in the event the counterparty or its affiliate becomes subject to a resolution or insolvency proceeding.

The SEC also adopted a rule that will require reporting and public disclosure of securities loan transaction information (not including party names); this may include, but is not limited to, information about securities loans entered into in connection with short sales. In addition, other non-U.S. jurisdictions (such as the European Union and the United Kingdom) where the Fund may trade have reporting requirements.

Income and fees related to securities lending activities for the Fund's most recent fiscal year are set forth in APPENDIX O.

Leveraging. Certain transactions and investment strategies, including when-issued, delayed delivery, and forward commitment purchases, mortgage dollar rolls, and some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the Fund. Leverage can cause increased volatility by magnifying gains or losses.

Liquidity. Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical and other conditions, including trading halts, sanctions, or wars. Investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment may also adversely affect liquidity. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market where frequent and large purchase and sale transactions of a security occur without significantly affecting the price of that security, it may be difficult to value and not possible to sell these investments and the Fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

The Fund has implemented a liquidity risk management program pursuant to Rule 22e-4 under the 1940 Act that MFS believes is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors' interests in the Fund. In accordance with Rule 22e-4, the Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. In the event the Fund's illiquid investments exceed 15% of the Fund's net assets, MFS will take certain actions, including reporting the occurrence to the Board and providing the Board with information regarding how MFS plans to bring the Fund's illiquid investments to or below 15% of the Fund's net assets within a reasonable time. While the Fund's liquidity risk management program attempts to assess and manage liquidity risk, there is no guarantee it will be effective in its operations and may not reduce the liquidity risk inherent in a Fund's investments.

Loans and Other Direct Indebtedness. Loans and other direct indebtedness are interests in amounts owed by corporations, governmental or other borrowers to lenders or lending syndicates (loans and loan participations), to suppliers of goods and services (trade claims and other receivables), or to other parties. Some loans may be unsecured in part or in full. Loans may be in default at the time of purchase. Loans that are fully secured should protect the purchaser to a greater extent than unsecured loans in the event of nonpayment of scheduled interest or principal. However, there can be no assurance that the liquidation of collateral acquired in connection with the default of a secured loan would satisfy the borrower’s obligation, or that such collateral could be liquidated.

Loans generally are made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs or other corporate activities. Such loans typically are originated, negotiated and structured by a syndicate of lenders represented by an agent lender that has negotiated and structured the loan and that is responsible for collecting interest and principal payments and other amounts due on behalf of all of the lenders in the syndicate, and for enforcing the lenders’ rights against the borrower. Typically, the agent is given broad discretion in monitoring the borrower’s performance and is obligated to use the same care it would use in the management of its own property. Upon an event of default, the agent typically will enforce the loan agreement after instruction from the lenders. The borrower compensates the agent for these services. This compensation may include special fees paid when the loan is structured or funded and other fees paid on a continuing basis. The typical practice of an agent or a lender to rely exclusively or primarily on reports from the borrower involves a risk of fraud by the borrower.

If an agent becomes insolvent, or has a receiver, conservator or similar official appointed for it by an appropriate authority, or if it becomes a debtor in a bankruptcy proceeding, the agent’s appointment may be terminated, and a successor agent typically may be appointed by the lenders. If an appropriate authority determines that assets held by the agent for the benefit of lenders or purchasers of loans are subject to the claims of the agent’s general or secured creditors, then such lenders or purchasers might incur certain costs and delays in realizing payment on a loan or suffer a loss of principal and/or interest. Furthermore, in the event of the borrower’s bankruptcy or insolvency, the borrower’s obligation to repay a loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the agent.

Loans may be acquired by participating directly in a lending syndicate as a lender. Alternatively, loans or an interest in loans may be acquired by novation, by assignment or by participation from members of the lending syndicate or from other participants. In a novation or an assignment, the acquirer assumes all of the rights of the lender in the loan or of the participant in the participants’ portion of the loan and, in the case of a novation or an assignment from a member of the lending syndicate, becomes a party of record with respect to the loan. In a participation, the acquirer purchases a portion of the lender’s or the participants’ interest in the loan, but has no direct contractual relationship with the borrower. An investment in a loan by participation gives rise to several risks. The acquirer must rely on another party not only for the enforcement of the acquirer’s rights against the borrower, but also for the receipt and processing of principal, interest or other payments due under the loan and may be subject to the credit risk of the other party in addition to the borrower. The acquirer may be subject to delays, expenses, and risks that are greater than those that would be involved if the acquirer could enforce its rights directly against the borrower. In addition, under the terms of a participation agreement, the acquirer may be regarded as a creditor of the seller of the participation interest (rather than of the borrower), so that the acquirer also may be subject to the risk that such seller could become insolvent. A participation agreement also may limit the rights of the acquirer to vote on changes that may be made to the underlying loan agreement, such as waiving a breach of a covenant.

Direct indebtedness includes trade or other claims against companies, which generally represent monies owed by such companies to suppliers of goods or services. Such claims may be purchased when such companies are in default.

The ability to receive payments of principal and interest on loans and other direct indebtedness will depend primarily on the financial condition of the borrower. Because an acquirer may be required to rely on another party to collect and to pass on to it amounts payable with respect to the loan or other direct indebtedness and to enforce the acquirer’s rights under the loan or other direct indebtedness, an insolvency, bankruptcy or reorganization of such other party may delay or prevent the acquirer from receiving such amounts. The highly leveraged nature of many loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions.

Revolving credit facilities and other standby financing commitments obligate the purchaser to fund additional cash on a certain date or on demand. A revolving credit facility differs from other types of financing commitments in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. These commitments may have the effect of requiring a purchaser to increase its investment in a company at a time when the purchaser might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).

Historically, loans normally have not been registered with the SEC or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific loan historically has been less extensive than if the loan were registered or exchange traded. Loans may also not be considered “securities,” and purchasers may not be entitled to rely on the anti-fraud and other protections of the federal securities laws.

Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans currently are not listed on any securities exchange or automatic quotation system. As a result, no active market may exist for some floating rate loans, and to the extent a secondary market exists for other floating rate loans, such market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Additionally, the supply of floating rate loans may be limited from time to time due to a lack of sellers in the market for existing floating rate loans or to the number of new floating rate loans currently being issued. As a result, the floating rate loans available for purchase may be of lower quality or may have higher prices.

With respect to its management of investments in bank loans, MFS will normally seek to avoid receiving material, non-public information (MNPI) about the issuers of bank loans being considered for acquisition by the Fund or held by the Fund. In many instances, borrowers may offer to furnish MNPI to prospective investors, and to holders, of the issuer’s loans. MFS’ decision not to receive MNPI may place MFS at a disadvantage relative to other investors in loans (which could have an adverse effect on the prices the Fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, MFS’ ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that MFS’ decision not to receive MNPI under normal circumstances could adversely affect the Fund’s investment performance.

Notwithstanding its intention generally not to receive MNPI with respect to its management of investments in loans, MFS may from time to time come into possession of MNPI about the issuers of loans that may be held by the Fund. Possession of such information may in some instances occur despite MFS’ efforts to avoid such possession, but in other instances MFS may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, MFS’ ability to trade in these loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on MFS’ ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

Master Limited Partnerships. Master limited partnerships are limited partnerships in which ownership interests are publicly traded. Master limited partnerships typically own interests in properties or businesses related to the oil and gas industries, although they may own other types of investments. Investments in master limited partnerships are subject to similar risks to those associated with the specific industry or industry in which the partnership invests, such as the risk of investing in the real estate or oil and gas industries. In addition, investments in master limited partnerships are subject to the risks of investing in a partnership, including limited control and voting rights on matters affecting the partnership and fewer investor protections compared to corporations.

MFS Funds-of-Funds Conflict of Interest Risk. In managing MFS Fund-of-Funds and underlying funds, MFS is subject to conflicts of interest in selecting and substituting underlying funds for which it is the adviser (e.g., because the management fees paid by some underlying funds are higher than the management fees paid by other underlying funds), and, more generally, in fulfilling its obligations with respect to both the MFS Fund-of-Funds and the underlying funds. Therefore, a conflict of interest exists because MFS has an incentive to allocate fund assets into underlying funds that produce the greatest fees for MFS; however, MFS is legally obligated to act in the best interests of both the MFS Fund-of-Funds and the underlying funds.

Money Market Instruments. Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (e.g., certificates of deposit and bankers’ acceptances), repurchase agreements, and various government obligations, such as U.S. Treasury bills. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (the IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities. Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security.

During the market volatility caused by the COVID-19 pandemic, many money market instruments that were thought to be highly liquid became illiquid and lost value. The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, took extraordinary actions with respect to the financial markets generally and money market instruments in particular. While these actions have stabilized the markets for these instruments, there can be no assurances that those actions will continue or continue to be effective. If the Fund's money market instruments become illiquid, the Fund may be unable to satisfy certain of its obligations or may only be able to do so by selling other securities at prices or times that may be disadvantageous to do so.

Mortgage-Backed Securities. Mortgage-backed securities are securities that represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property or instruments derived from such loans. The payment of principal and interest and the price of a mortgage-backed security generally depend on the cash flows generated by the underlying mortgages and the terms of the mortgage-backed security. In addition, tax or other regulatory changes may adversely affect the mortgage-backed securities market as a whole. Mortgage-backed securities are backed by different types of mortgages, including commercial and residential properties and reverse mortgages. Investments in mortgage-backed securities are impacted by the industry, sector, and geographic region of the underlying mortgages. Mortgage-backed securities include various types of securities such as pass-throughs, stripped mortgage-backed securities, and collateralized mortgage obligations. There are a wide variety of mortgage types underlying these securities, including mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than customary.

Mortgage-backed securities represent interests in pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association (GNMA), by government-related organizations, such as the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC), and by private issuers, such as commercial banks, savings and loan institutions and mortgage companies. Government mortgage-backed securities are backed by the full faith and credit of the United States as to payment of principal and interest. GNMA, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-backed securities are not backed by the full faith and credit of the United States. Issuers of government-related mortgage-backed securities include FNMA and FHLMC. FNMA is a congressionally chartered corporation subject to general regulation by the Secretary of Housing and Urban Development.

Securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a stockholder-owned government-sponsored enterprise established by Congress. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and principal by FHLMC.

Under the Federal Housing Finance Agency's “Single Security Initiative,” FNMA and FHLMC have entered into a joint initiative to develop a common securitization platform for the issuance of Uniform Mortgage-Backed Securities (“UMBS”), which would generally align the characteristics of FNMA and FHLMC mortgage-backed securities. In June 2019, FNMA and FHLMC started to issue UMBS in place of their current offerings of TBA-eligible mortgage-backed securities. The effect of the issuance of UMBS on the market for mortgage-backed securities is uncertain.

Private mortgage-backed securities represent interest in pools consisting of residential or commercial mortgage loans created by non-government issuers, such as commercial banks and savings and loan associations and private mortgage companies. Private mortgage-backed securities may be subject to greater credit risk and be more volatile than government or government-related mortgage-backed securities. In addition, private mortgage-backed securities may be less liquid than government or government-related mortgage-backed securities.

Private, government, or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. Interests in pools of mortgage-related securities differ from other forms of debt instruments, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities typically provide a monthly payment which consists of both interest and principal payments. In effect, these payments generally are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs incurred.

Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. Prepayments of principal by mortgagors or mortgage foreclosures shorten the term of the mortgage pool underlying the mortgage-backed security. The occurrence of prepayments is a function of several factors, including interest rates, general economic conditions, the location of the mortgaged property, the age of the mortgage or the location and age of other underlying obligations, regulatory requirements, and other social and demographic conditions. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool is difficult to predict. The rate of principal payments for a reverse mortgage-backed security depends on a variety of economic, geographic, social, and other factors, including interest rates and borrower mortality. Reverse mortgage-backed securities may respond differently to economic, geographic, social, and other factors than other mortgage-backed securities. A Fund's ability to maintain positions in mortgage-backed securities is affected by the reductions in the principal amount of such securities resulting from prepayments. The values of mortgage-backed securities vary with changes in market interest rates generally and the differentials in yields among various kinds of U.S. government securities, mortgage-backed securities, and securitized instruments. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgages supporting a mortgage-backed security. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase thereby shortening the average life of such a pool. Because prepayments of principal generally occur when interest rates are declining, an investor generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which its assets were previously invested. Therefore, mortgage-backed securities typically have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity. Ongoing developments in the residential and commercial mortgage markets may have additional consequences for the market for mortgage-backed securities. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes drastically, with respect to securitizations involving mortgage loans. Mortgage-backed securities are subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. There are fewer investors in mortgage- and asset-backed securities markets and those investors are more homogenous than in markets for other kinds of securities. If a number of market participants are impacted by negative economic conditions, forced selling of mortgage- or asset-backed securities unrelated to fundamental analysis could depress market prices and liquidity significantly and for a longer period of time than in markets with greater liquidity.

Collateralized mortgage obligations (CMOs) are mortgage-backed securities that are collateralized by residential or commercial loan mortgages or mortgage pass-through securities. The bonds issued in a CMO transaction are divided into groups, and each group of bonds is referred to as a "tranche." The CMO structure enables the issuer to direct the principal and interest cash flow generated by the collateral of the different tranches in a prescribed manner in order to meet different investment objectives. Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a traditional CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under a CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" tranches of bonds, as specified in the Prospectus for the issuance, would initially receive all principal payments. When those tranches of bonds are retired, the next tranche, or tranches, in the sequence, as specified in the Prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities, as well as varied expected average lives and risk characteristics. Other structures include floating rate CMOs, parallel pay CMOs, planned amortization classes, accrual bonds and CMO residuals. These structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-backed securities.

A primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and prices of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities. The value of CMOs collateralized by commercial mortgages or commercial mortgage pass-through securities depend on the cash flow and volatility of the commercial loans, the volatility and reliability of cash flows associated with the commercial properties; the type, quality, and competitiveness of the commercial properties; the experience, reputation and capital resources of the borrower and the manager; the location of the commercial properties; the quality of the tenants; and the terms of the loan agreements.

Stripped mortgage-backed securities (SMBSs) are derivative multi-class mortgage-backed securities. SMBSs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities formed or sponsored by any of the foregoing. SMBSs may be less liquid than other types of mortgage-backed securities.

SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The price and yield-to-maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, which is more likely to occur in a declining interest rate environment, a Fund may fail to recoup some or all of its initial investment in these securities, even if the security is in one of the highest rating categories. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than customary.

Mortgage “Dollar Roll” Transactions. In mortgage “dollar roll” transactions, the investor sells mortgage-backed securities for delivery in the future and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the investor foregoes principal and interest paid on the mortgage-backed securities. The lost interest is compensated by the difference between the current sales price and the lower price for the future purchase (often referred to as the “drop”) as well as by the interest earned on, and gains from, the investment of the cash proceeds of the initial sale. A commitment fee may also be received for participation in such transaction.

If the income and capital gains from the investment of the cash from the initial sale do not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will result in a lower return than would have been realized without the use of the dollar rolls. Dollar roll transactions involve the risk that the market value of the securities that are required to be purchased in the future may decline below the agreed upon repurchase price of those securities. If the party to whom the securities are sold becomes insolvent, the right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the investor’s ability to correctly predict interest rates and prepayments.

A dollar roll can be viewed as a borrowing. If a Fund makes additional investments while a dollar roll is outstanding, this may be considered a form of leverage.

Municipal Instruments. Debt obligations or other instruments or participations therein issued by or on behalf of (or that are otherwise treated for U.S. federal tax purposes as issued by or an obligation of) states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, are known as “municipal instruments.” Generally, interest received on municipal instruments is exempt from U.S. federal income tax. The tax-exempt nature of the interest on a municipal instrument is generally the subject of a bond counsel opinion delivered in connection with the issuance of the instrument. There is no assurance that the IRS will agree with bond counsel’s opinion that such interest is tax-exempt or that the interest payments on such municipal instruments will continue to be tax exempt for the life of the municipal instrument. Issuers or other parties generally enter into covenants requiring continuing compliance with U.S. federal tax requirements to preserve the tax-free status of interest payments over the life of the municipal instrument. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a municipal instrument could become subject to U.S. federal income tax, possibly retroactively to the date the municipal instrument was issued. As a result, an investor may need to amend prior year income tax returns. Certain types of structured securities are designed so that tax-exempt interest from municipal instruments held by the underlying entity will pass through to the holders of the structured security. There is no assurance that the IRS will agree that such interest is tax exempt.

From time to time, proposals have been introduced before Congress and state legislatures to restrict or eliminate the U.S. federal and state income tax exemption for interest on municipal instruments. Similar proposals may be introduced in the future. Such legislation or court or tax rulings that eliminate or cap the federal and/or state deduction of interest from municipal instruments could adversely affect the price of municipal instruments and the interest paid by the municipal instruments, and may restrict or eliminate the ability of the Fund to achieve its respective investment objective. Federal policies are always a risk to the states and may affect municipal instruments. Federal elections, including presidential elections, may raise additional uncertainty and election results may result in changes in taxation, regulatory shifts, and/or funding allocations that could impact a state’s revenue streams, property values, and migration patterns.

The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality and ability to pay principal and interest when due of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, or political or economic developments in the region where the instrument is issued. Municipal instruments generally trade in the over-the-counter market. Information about the financial condition of an issuer of municipal bonds may not be as extensive or frequently available as that which is made available by corporations whose securities are publicly traded.

General obligation bonds are backed by the issuer's pledge of its full faith and credit and taxing power for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, territories, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited. Additionally, there may be limits as to the rate or amount of special assessments or taxes that can be levied to meet these obligations.

Some general obligation bonds are backed by both a pledge of a specific revenue source, such as a special assessment or tax and an issuer’s pledge of its full faith and credit and taxing power. Debt service from these general obligation bonds is typically paid first from the specific revenue source and second, if the specific revenue source is insufficient, from the general taxing power.

Revenue bonds are generally backed by the specific revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source, such as a state's or local government's proportionate share of the payments from the Tobacco Master Settlement Agreement. Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Industrial development bonds, a type of revenue bond, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for a variety of purposes, including economic development, solid waste disposal, transportation, and pollution control. Although the principal security for revenue bonds is typically the revenues of the specific facility, project, company or system, many revenue bonds are secured by additional collateral in the form of a mortgage on the real estate comprising a specific facility, project or system, a lien on receivables and personal property, as well as the pledge of various reserve funds available to fund debt service, working capital, capital expenditures or other needs. Specific revenues and other security pledged may be insufficient to pay principal and interest due which will cause the price of the bonds to decline. In some cases, revenue bonds issued by an authority are backed by a revenue stream unrelated to the issuer, such as a hotel occupancy tax, a sales tax, or a special assessment. In these cases, the ability of the authority to pay debt service is solely dependent on the revenue stream generated by the special tax. Furthermore, the taxes supporting such issues may be subject to legal limitations as to rate or amount.

Municipal bond insurance policies typically insure, subject to the satisfaction of the policy conditions and certain other restrictions, timely and scheduled payment of all principal and interest due on the underlying municipal instruments. Municipal bond insurance does not insure against market fluctuations which affect the price of a security.

The insurance may be obtained by either (i) the issuer at the time the municipal instrument is issued, commonly referred to as primary market insurance, or (ii) another party after the municipal instrument has been issued, commonly referred to as secondary market insurance.

The value of a municipal bond insurance policy is dependent on the credit quality and financial strength of the company providing such insurance and its ability to fulfill its claims-paying obligations. As a result of ratings downgrades and withdrawals from the municipal bond insurance business, some municipal bond insurance policies may have little or no value.

Municipal bonds may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of borrowers in a state, U.S. territory, or possession. Certain adverse events may significantly stress the financial resources of certain municipal issuers, in some cases weakening their ability to meet their financial obligations and harming the value of the Fund’s investments. Factors contributing to the economic stress on municipal issuers may include a decrease in revenues supporting the bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing the revenue bonds issued by hospitals, colleges and universities, toll roads, convention centers, stadiums, casinos, and others due to closures and/or curtailment of services and/or changes in consumer behavior. Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for a Fund to sell the security at the time and the price that normally prevails in the market.

In addition to being downgraded, if a municipality experiences significant financial distress, depending on applicable law, it may become subject to emergency oversight, and in some jurisdictions may be eligible to file a petition for relief under Chapter 9 of the U.S. Bankruptcy Code. As a result of these actions, a distressed municipality may be entitled to certain protections from the enforcement of rights and remedies by creditors in order to permit the municipality to negotiate and execute a plan for the reorganization of its debts. Such a reorganization of debts may include the extension of debt maturities, reduction in the amount of principal and interest due thereon, alterations to contractual provisions and other measures which may significantly affect the value of the securities issued by the municipality and the value of the Fund's investments therein.

Education. In general, there are two types of education-related bonds: (i) those issued to finance projects for public and private colleges and universities, charter schools and private schools, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funding or to fund construction and other projects which benefit the educational institution are subject to many risks, including the risks of unanticipated revenue decline, primarily the result of decreasing student enrollment, decreasing state and federal funding, or a change in general economic conditions. Additionally, higher than anticipated costs associated with salaries, utilities, insurance or other general expenses could impair the ability of a borrower to make annual debt service payments. Charter schools are subject to the additional risk that the contract (or charter) may be revoked for failure to meet academic or fiscal management standards, safety or health-related issues, or other reasons. Student loan revenue bonds are typically offered by state (or substate) entities and are primarily backed by pools of private student loans. Underlying student loans are generally unsecured loans made to parents or students which may be supported by reserves or other forms of credit enhancement. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, unemployment rates, the trust's overall ability to generate excess spread, and loan modifications. Since bonds are issued prior to the origination of student loans, there is risk that bond proceeds are not fully disbursed to students, in which case the issuer has the option to retire bonds prior to the stated maturity or call date. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, bankruptcy protection for student loan borrowers, and continued federal interest and other program subsidies currently in effect.

Electric Utilities. The electric utilities industry is highly regulated at both the state and federal level. There are generally two types of electric utilities: municipal owned and investor owned. Municipal owned utilities typically benefit from a monopoly position and self-imposed rates, whereas investor owned utilities are typically subject to state and federal oversight for rates and/or subject to competition. Regardless of type, risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects on demand from economic conditions, (d) the effects of conservation on energy demand, (e) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (f) timely and sufficient rate increases allowing for reasonable cost recovery including growing retiree obligations and changing fuel prices, (g) maintenance of existing assets and (h) timely and efficient construction of new assets including those to meet renewable energy mandates.

Health Care. The health care industry includes providers such as hospitals, nursing homes, retirement communities, and community health organizations. It is subject to regulatory action by a number of governmental agencies at the federal, state, and local level. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. A second major source of revenues for the health care industry is payments from private insurance companies and health maintenance organizations. As such, any changes to and reductions in reimbursement rates from these entities for services provided could be detrimental to the revenues of the providers. Numerous other factors may affect the industry, such as general and local economic conditions; the real estate market; demand for services; expenses (including for example, labor, malpractice insurance premiums and pharmaceutical products); and competition among health care providers. In the future, the following factors may adversely affect health care facility operations: national health reform legislation or proposed legislation; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.

Housing. Housing revenue bonds typically are issued by a state, county, or local housing authority and are secured by mortgage loan repayments. The proceeds of these bonds may be used to make mortgage loans for single-family housing, multi-family housing, or a combination of the two. Due to the difficulty in precisely predicting demand for mortgages, there is a risk that the bond proceeds will be in excess of demand, which could result in early retirement of the bonds by the issuer. Moreover, such housing revenue bonds depend for their repayment upon the cash flow from the underlying mortgages, which cannot be precisely predicted when the bonds are issued, and is negatively impacted by an increase of the rate of mortgage defaults. Any difference in the actual cash flow from such mortgages from the assumed cash flow could have an adverse impact upon the ability of the issuer to make scheduled payments of principal and interest on the bonds, or could result in early retirement of the bonds. Additionally, the scheduled payments of principal and interest depend in part upon reserve funds established from the proceeds of the bonds, assuming certain rates of return on investment of such reserve funds. The financing of housing projects is affected by a variety of factors, including general economic conditions, interest rates, and real estate prices, which may impact the borrower’s ability to pay debt service and may impair the value of the collateral securing the bonds, if any. Some authorities provide additional security for the bonds in the form of insurance, subsidies (federal, state, or local), additional collateral, or state pledges (without obligation) to make up deficiencies. With respect to multi-family housing, additional risk factors include satisfactory completion of construction within cost constraints, the achievement and maintenance of a sufficient level of occupancy, sound management of the developments, timely and adequate increases in rents to cover increases in operating expenses, including taxes, utility rates and maintenance costs, changes in applicable laws and governmental regulations and social and economic trends. With respect to single family housing, additional risk factors include the additional credit risk of first-time homebuyers with lower incomes and mortgages with little or no equity.

Prepaid Gas Bonds. Payment of principal and interest on prepaid gas bonds is subject to the key risk that the gas supplier fails to provide the natural gas as agreed over the life of the contract between the gas supplier and the municipal utility. The gas supplier’s obligation to provide the natural gas is guaranteed by a financial institution and therefore the credit quality of this financial institution is an important factor in the credit quality and value of the bonds. Additional risks include the willingness and ability of the municipal utilities to purchase the gas when delivered. Failure to do so, among other things, could result in the bond being called.

Tender Option Bonds. The Fund may invest in certificates issued in tender option bond (TOB) transactions. A TOB is a common way of referring to floating rate certificates issued by a special purpose trust into which one or more municipal instruments are deposited. In a TOB transaction, the trust issues two classes of securities. The first class, the floating rate certificates (floaters), is typically sold to third-party investors and pays an interest rate that is reset periodically based on a specified index. The second class, the inverse floating rate certificates (inverse floaters), is typically issued to the investor(s) that deposited the municipal instruments into the trust, and pays an interest rate based on the difference between the interest rate earned on the underlying municipal instruments and the interest rate paid on the floaters, after expenses.

Holders of the floaters generally have the right to tender such securities back to the TOB trust for par plus accrued interest. A remarketing agent for the trust is required to attempt to re-sell any tendered floaters to new investors for the purchase price (the stated amount of the floaters plus accrued interest). If the remarketing agent is unable to successfully re-sell the tendered floaters, depending on the structure of the trust, a liquidity provider to the trust may elect to cause the trust to sell the municipal instruments held by the trust in an amount sufficient to purchase any tendered floaters or may provide a loan to the trust, the proceeds of which will be used to purchase the tendered floaters.

Holders of the inverse floaters typically have the right to partially or totally collapse their interest in the TOB trust by causing the holders of a proportional share of the floaters to tender their notes to the TOB trust at par plus accrued interest. Thereafter, holders of the inverse floaters may withdraw a corresponding share of the municipal instruments from the TOB trust.

Because holders of the floaters have the right to tender their securities to the TOB trust at par plus accrued interest, holders of the inverse floaters are exposed to all of the gains or losses on the underlying municipal bonds, despite the fact that their net cash investment is significantly less than the value of those bonds. This multiplies the positive or negative impact of the underlying bonds’ price movements on the value of the inverse floaters, thereby creating effective leverage.

Due to the leveraged nature of these investments, the value of an inverse floater will increase and decrease to a greater extent than the value of the TOB trust’s underlying municipal bonds in response to changes in market interest rates or credit quality. An investment in inverse floaters typically will involve greater risk than an investment in a fixed rate municipal bond.

Inverse floaters have variable interest rates that typically move in the opposite direction from movements in prevailing interest rates, most often short-term rates. Accordingly, the value of inverse floaters, or other obligations or certificates structured to have similar features, generally moves in the opposite direction from interest rates. The value of an inverse floater can be more volatile than the value of other debt instruments of comparable maturity and quality; during periods of rising interest rates, the prices of inverse floaters will tend to decline more quickly than those of fixed rate instruments. Inverse floaters incorporate varying degrees of leverage. Generally, greater leverage results in greater price volatility for any given change in interest rates.

A TOB transaction typically provides for the automatic termination of the trust upon the occurrence of certain adverse events. These events may include, among others, a credit rating downgrade or decrease in the value of the underlying municipal instruments below a specified level, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors floaters that have been tendered for repurchase. Following such an event, the underlying municipal instruments are generally sold for current market value and the proceeds generally distributed first to holders of the floaters in an amount equal to the purchase price of their securities plus accrued interest and then to the holders of the inverse floaters. The sale of the underlying municipal instruments following such an event could be at an adverse price that might result in the loss by the Fund of a substantial portion, or even all, of its investment in the related inverse floater.

Other accounts that are advised or sub-advised by MFS or its affiliates may make concurrent side-by-side investments in the same TOB trust, with each account participating in the TOB trust independently of the other participating accounts. In such a scenario, each account will generally bear the benefits and burdens of its proportional investment in the trust.

Both Section 619 (the "Volcker Rule") and Section 941 (the "Risk Retention Rules") of the Dodd-Frank Wall Street Reform and Consumer Protection Act apply to tender option bond programs. As a result of the Volcker Rule and the Risk Retention Rules, one or more investors in each TOB trust's inverse floaters must serve as the "sponsor" of the trust and undertake certain responsibilities. To the extent the Fund serves as such a sponsor, although the Fund may use a third-party service provider to complete some of these additional responsibilities, being the sponsor of the trust may give rise to certain additional risks including compliance, securities law and operational risks.

Inverse floaters may be subject to legal or contractual restrictions on resale and therefore may be less liquid than other types of securities. In addition, inverse floaters are subject to the risk that the structure does not work as intended and are subject to the credit risk of any third party service provider and to the third party service provider's ability or willingness to perform in accordance with the terms of the arrangement.

Transportation. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the economic conditions of the airport’s service area and may be affected by the business strategies and fortunes of specific airlines. They may also be subject to competition from other airports and modes of transportation. Air traffic generally follows broader economic trends and may be affected by the price and availability of fuel as well as perceived global safety risks. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area, including the shift towards telework. Fuel costs, transportation taxes and fees, and availability of fuel also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Tobacco Settlement Revenue Bonds. Tobacco settlement revenue bonds are secured by a single source of revenue --a state or jurisdiction’s proportionate share of periodic payments made by tobacco companies under the Master Settlement Agreement (the “MSA”) entered into by participating cigarette manufacturers, 46 states, and other jurisdictions in November of 1998 in settlement of certain smoking-related litigation. Annual payments on the bonds are dependent on the receipt by the issuer of future settlement payments under the MSA. These annual payments are subject to numerous adjustments. The actual amount of future settlement payments depends on annual domestic cigarette shipments, inflation, market share gains by non-participating cigarette manufacturers, the resolution of disputes between the states and participating tobacco companies regarding diligent enforcement of statutes requiring escrow payments from non-participating manufacturers and other factors. MSA payment adjustments may cause bonds to be repaid faster or slower than originally projected. Tobacco bonds are subject to additional risks, including the risk that a tobacco company defaults on its obligation to make payments to the state or that the MSA or state legislation enacted pursuant to the MSA is void or unenforceable. Cigarette shipments (and therefore MSA payments) will be negatively affected by increased government regulation (such as a ban on menthol cigarettes), price increases above the rate of inflation (including tax increases by U.S. federal, state, and local authorities), increased health consciousness by smokers, increases in indoor and outdoor smoking restrictions, and increases in sales of other nicotine delivery devices (such as electronic cigarettes, smoking cessation products and smokeless tobacco).

Water and Sewer. Water and sewer revenue bonds are generally secured by the fees charged to each user of the service. The issuers of water and sewer revenue bonds generally enjoy a monopoly status and latitude in their ability to raise rates. However, lack of water supply due to insufficient rain, run-off, or snowpack can be a concern and has led to past defaults. Further, public resistance to rate increases, declining numbers of customers in a particular locale, costly environmental litigation, and Federal environmental mandates and the associated costs are challenges faced by issuers of water and sewer bonds. Also, water and sewer bonds issued by an enterprise of a municipality in financial distress may not be insulated from the financial insecurity of that municipality.

Municipal Lease Obligations. Municipal lease obligations and participations in municipal leases are undivided interests in a portion of an obligation in the form of a lease or installment purchase or conditional sales contract which is issued by a state, local government, or a municipal financing corporation to acquire land, equipment, and/or facilities (collectively hereinafter referred to as “lease obligations”). Generally, lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged. Instead, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate, and make the payments due under the lease obligation. As a result of this structure, municipal lease obligations are generally not subject to constitutional debt limitations or other statutory requirements that may apply to other municipal securities.

Lease obligations may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. If the municipality does not appropriate in its budget enough to cover the payments on the lease obligation, the lessor may have the right to repossess and relet the property to another party. Depending on the property subject to the lease, the value of the property may not be sufficient to cover the debt.

In addition to the risk of "non-appropriation," municipal lease securities may not have as liquid a market as conventional municipal bonds. Furthermore, municipal lease obligations generally have the same risk characteristics as Municipal Instruments.

Options. An option is a contract which conveys to the holder of the option the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific amount or value of a particular underlying interest at a specific price (called the “exercise” or “strike” price) at one or more specific times or during a specified period before the option expires. The underlying interest of an option contract can be a security, currency, index, future, swap, commodity, or other type of financial instrument or asset. The seller of an option is called an option writer. The purchase price of an option is called the premium. The potential loss to an option purchaser is limited to the amount of the premium plus transaction costs. This will be the case, for example, if the option is held and not exercised prior to its expiration.

Options can be traded either through established exchanges (“exchange traded options”) or privately negotiated transactions (over-the-counter or “OTC options”). Exchange-traded options are standardized with respect to, among other things, the underlying interest, expiration date, contract size and strike price. The terms of OTC options are generally negotiated by the parties to the option contract which allows the parties greater flexibility in customizing the agreement, but OTC options are generally less liquid than exchange traded options.

All option contracts involve credit risk if the counterparty to the option contract (e.g., the clearing house or OTC counterparty) or the third party effecting the transaction in the case of cleared options (e.g., futures commission merchant or broker/dealer) fails to perform in accordance with the terms of the contract. The credit risk in OTC options that are not cleared is dependent on the credit worthiness of the individual counterparty to the contract and may be greater than the credit risk associated with cleared options.

The purchaser of a put option obtains the right (but not the obligation) to sell a specific amount or value of a particular interest to the option writer at a fixed strike price. In return for this right, the purchaser pays the option premium. The purchaser of a typical put option can expect to realize a gain if the price of the underlying interest falls. However, if the underlying interest’s price does not fall enough to offset the cost of purchasing the option, the purchaser of a put option can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The purchaser of a call option obtains the right (but not the obligation) to purchase a specified amount or value of a particular interest from the option writer at a fixed strike price. In return for this right, the purchaser pays the option premium. The purchaser of a typical call option can expect to realize a gain if the price of the underlying interest rises. However, if the underlying interest’s price does not rise enough to offset the cost of purchasing the option, the buyer of a call option can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The purchaser of a call or put option may terminate its position by allowing the option to expire, exercising the option or closing out its position by entering into an offsetting option transaction if a liquid market is available. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser would complete the purchase or sale, as applicable, of the underlying interest to the option writer at the strike price.

The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer assumes the obligation to buy or sell (depending on whether the option is a put or a call) a specified amount or value of a particular interest at the strike price if the purchaser of the option chooses to exercise it.

Generally, an option writer sells options with the goal of obtaining the premium paid by the option purchaser. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer's potential loss is equal to the amount the option is “in-the-money” when the option is exercised offset by the premium received when the option was written. A call option is in-the-money if the value of the underlying interest exceeds the strike price of the option, and so the call option writer’s loss is theoretically unlimited. A put option is in-the-money if the strike price of the option exceeds the value of the underlying interest. Generally, any profit realized by an option purchaser represents a loss for the option writer. The writer of an option may seek to terminate a position in the option before exercise by closing out its position by entering into an offsetting option transaction if a liquid market is available. If the market is not liquid for an offsetting option, however, the writer must continue to be prepared to sell or purchase the underlying asset at the strike price while the option is outstanding, regardless of price changes.

The writer of a cleared option is required to deposit initial margin. Additional margin may also be required. The writer of an uncleared option may be required to deposit initial margin and additional margin.

A physical delivery option gives its owner the right to receive physical delivery (if it is a call), or to make physical delivery (if it is a put) of the underlying interest when the option is exercised. A cash-settled option gives its owner the right to receive a cash payment based on the difference between a determined value of the underlying interest at the time the option is exercised and the fixed exercise price of the option. In the case of physically settled options, it may not be possible to terminate the position at any particular time or at an acceptable price. A cash-settled call conveys the right to receive a cash payment if the determined value of the underlying interest at exercise exceeds the exercise price of the option, and a cash-settled put conveys the right to receive a cash payment if the determined value of the underlying interest at exercise is less than the exercise price of the option.

Combination option positions are positions in more than one option at the same time. A spread involves being both the buyer and writer of the same type of option on the same underlying interest but different exercise prices and/or expiration dates. A straddle consists of purchasing or writing both a put and a call on the same underlying interest with the same exercise price and expiration date.

The principal factors affecting the market value of a put or call option include supply and demand, interest rates, the current market price of the underlying interest in relation to the exercise price of the option, the volatility of the underlying interest and the remaining period to the expiration date.

If a trading market in particular options were illiquid, investors in those options would be unable to close out their positions until trading resumes, and option writers may be faced with substantial losses if the value of the underlying interest moves adversely during that time. However, there can be no assurance that a liquid market will exist for any particular options product at any specific time. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options. Exchanges or other facilities on which options are traded may establish limitations on options trading, may order the liquidation of positions in excess of these limitations, or may impose other sanctions that could adversely affect parties to an options transaction.

Many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in, among other consequences, increased cash payment requirements to counterparties or a loss of value to a Fund.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer and is therefore subject to the same risks as other equity securities. Preferred stock has precedence over common stock in the event the issuer is liquidated or declares bankruptcy, but is junior to the interests of the debt instruments of the issuer. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer's common stock. "Participating" preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. The level of “auction rate” dividends are reset periodically through an auction process. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the prices of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. The value of preferred stock is sensitive to changes in interest rates and to changes in the issuer’s credit quality.

Real Estate-Related Investments. Investment in real estate-related investments or derivatives whose value is based on real estate related indicators are subject to similar risks to those associated with the direct ownership of real estate and with the real estate industry in general. Real estate-related investments are affected by general, regional, and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. Changes in interest rates may also affect the value of the Fund’s investment in real estate-related investments. For instance, when interest rates rise, the real estate market typically experiences decreased demand and the prices of real-estate related investments generally decrease. Alternatively, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and prepayment may diminish the yield on securities issued by those REITs. Investments in real estate-related investments may be negatively affected by pandemics, like the COVID-19 pandemic. Potential impacts of a pandemic on the real estate sector include lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences. The U.S. residential and commercial real estate markets may experience widespread declines in value, with certain regions experiencing significant losses in property values. Exposure to such real estate may adversely affect a real estate-related investment’s performance, and therefore a Fund’s performance.

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. The affairs of REITs are managed by the REIT's sponsor and, as such, the performance of the REIT is dependent on the management skills of the REIT's sponsor. REITs are not diversified, and are subject to the risks of financing projects.

REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. An investor will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the investor.

Equity REITs and similar entities formed under the laws of non-U.S. countries may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs and similar entities formed under the laws of non-U.S. countries may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended, interest rates and prepayments of the underlying mortgages. Equity and mortgage REITs are also subject to heavy cash flow dependency, borrower default, and self-liquidation.

Mortgage REITs are also subject to different combinations of prepayment, extension, interest rate and other market risks. The real estate mortgages underlying mortgage REITs are generally subject to a faster rate of principal repayments in a declining interest rate environment and to a slower rate of principal repayments in an increasing interest rate environment.

Hybrid REITs share the characteristics and risks of equity REITs and mortgage REITs.

REITs could be adversely affected by failure to qualify for the favorable tax treatment available to REITs under the Code or to maintain their exemption from registration under the 1940 Act and similar risks may also apply to securities of entities similar to REITs formed under the laws of non-U.S. countries. In addition, REITs may be adversely affected by changes in U.S. federal tax law, for example, by limiting their permissible businesses or investments.

Regulatory Risk. Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation. In addition, investments in certain industries, sectors, or countries may also be subject to extensive regulation. Government regulation may change frequently and may have significant adverse consequences. Economic downturns and political changes can trigger economic, legal, budgetary, tax, and other regulatory changes. Regulatory changes may change the way a Fund is regulated or the way the Fund's investments are regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude a Fund’s ability to pursue its investment strategy or achieve its investment objective.

Repurchase Agreements. A repurchase agreement is an agreement under which a buyer would acquire a security for a relatively short period of time (usually not more than a week) subject to the obligation of the seller to repurchase and the buyer to resell such security at a fixed time and price (representing the buyer’s cost plus interest). The buyer bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the buyer is delayed or prevented from exercising its rights to dispose of the collateral. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. If Fund assets and/or collateral is maintained by a third party custodian, the Fund is also subject to the credit risk of the third party custodian. The Fund may engage in repurchase agreement transactions that are novated to the Fixed Income Clearing Corporation or to another clearinghouse. In such a case, the clearinghouse acts as the common counterparty to all repurchase transactions entered into under its repurchase agreement clearing program and guarantees that participants will receive their cash or securities collateral (as applicable) back at the close of the repurchase transaction. While this guarantee is intended to mitigate the counterparty risk and credit risk that exist in the case of a bilateral repurchase agreement transaction, the Fund is exposed to the risk of delays or losses in the event of a bankruptcy, other default, or non-performance by the clearinghouse or the clearinghouse sponsoring member through which the Fund transacts.

The SEC has finalized rules that will require certain transactions involving U.S. Treasuries, including repurchase agreements, to be centrally cleared. Compliance with these rules is expected at the end of June 2027. Although the impact of these rules on the Fund is difficult to predict, they may reduce the availability or increase the costs of such transactions and may adversely affect the Fund’s performance.

Restricted Securities. Restricted securities are securities that are subject to legal restrictions on their resale. Difficulty in selling securities may result in a loss or be costly to an investor. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, an investor sells securities and receives cash proceeds, subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counterparty to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the investor. Unless the appreciation and income on assets purchased with proceeds from reverse repurchase agreements exceed the costs associated with them, the investor’s performance is lower than it otherwise would have been. A reverse repurchase agreement can be viewed as a borrowing. If a Fund makes additional investments with the proceeds while a reverse repurchase agreement is outstanding, this may be considered a form of leverage.

The SEC has finalized rules that will require certain transactions involving U.S. Treasuries, including reverse repurchase agreements, to be centrally cleared. Compliance with these rules is expected at the end of June 2027. Although the impact of these rules on the Fund is difficult to predict, they may reduce the availability or increase the costs of such transactions and may adversely affect the Fund’s performance.

Securities of Other Investment Companies. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, exchange-traded funds, business development companies, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but involve additional expenses at the investment company-level, such as a proportionate share of portfolio management fees and operating expenses. A Fund may invest in other funds advised by MFS. Certain types of investment companies, such as closed-end investment companies and exchange-traded funds, trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value (NAV) per share. Unregistered investment companies are subject to less regulation. The extent to which a Fund can invest in securities of other investment companies is limited by the 1940 Act.

Exchange Traded Funds (ETFs). The Fund may invest in ETFs. An ETF may seek to replicate the performance of a specific index or may be actively managed. A Fund's purchase of ETFs results in the layering of expenses, such that the Fund would indirectly bear a proportionate share of an ETF's operating expenses. Further, while traditional open-end investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios. Investments in ETFs are subject to the risks associated with the underlying securities that the ETF holds. For example, the general level of stock prices may decline, thereby adversely affecting the value of the underlying investments of the ETF and, consequently, the value of the ETF. Investments in ETFs are also subject to the risk that the ETFs may not be liquid.

Securitized Instruments. Securitized instruments are debt instruments that generally provide payments of principal and interest based on the terms of the instrument and cash flows generated by the underlying assets. Underlying assets include residential and commercial mortgages, debt instruments, bank loans, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (e.g., credit cards) agreements and other receivables. The assets can be a pool of assets or a single asset (e.g., a loan to a specific corporation). Securitized instruments that represent an interest in a pool of assets provide greater credit diversification than securitized instruments that represent an interest in a single asset. Securitized instruments are issued by trusts or other special purpose entities that holds the underlying assets. Payment of interest and repayment of principal on securitized instruments may be largely dependent upon the cash flows generated by the underlying assets and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements.

The credit quality of securitized instruments depends primarily on the quality of the underlying assets, the rights of recourse available against the underlying assets and/or the issuer, the level of credit enhancement, if any, provided for the securities, and the credit quality of the credit-enhancement provider, if any. The value of securitized instruments may be affected by the various factors described above and other factors, such as changes in interest rates, the availability of information concerning the pool of assets and its structure, the creditworthiness of the servicing agent for the pool of assets, the originator of the underlying assets, or the entities providing the credit enhancement. Securitized instruments that do not have the benefit of a security interest in the underlying assets present certain additional risks that are not present with securitized instruments that do have a security interest in the underlying assets.

Some types of securitized instruments are often subject to more rapid repayment than their stated maturity date would indicate, as a result of the pass-through of prepayments of principal on the underlying assets. The rate of principal payments on these securitized instruments is related to the rate of principal payments on the underlying pool of assets and related to the priority of payment of the security with respect to the pool of assets. The occurrence of prepayments is a function of several factors, including interest rates, general economic conditions, the location and age of the underlying obligations, asset default and recovery rates, regulatory requirements, and other social and demographic conditions. Because prepayments of principal generally occur when interest rates are declining, an investor generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which its assets were previously invested. Therefore, these securitized instruments may have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the maturity of the asset-backed security, increasing the potential for loss.

Short Sales. A seller may make short sales that are made “against the box” and also those that are not made “against the box.” A short sale that is not made “against the box” is a transaction in which a party sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the seller must borrow the security to make delivery to the buyer. The seller then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. It may not be possible to liquidate or close out the short sale at any particular time or at an acceptable price. In addition, a seller may need to sell other investments to meet its short sale obligations at a time when it would not otherwise do so. The price at such time may be more or less than the price at which the security was sold by the seller. Short sales may create leverage, and, to the extent that the seller invests the proceeds from the short sale in other securities, the seller is subject to the risks of the securities purchased with the proceeds in addition to the risks of the securities sold short. Until the security is replaced, the seller is required to repay to the lender of securities any dividends or interest which accrue during the period of the loan. To borrow the security, the seller also may be required to pay a premium, which would increase the cost of the short sale. The seller also will incur transaction costs in effecting short sales.

The seller will incur a loss as a result of the short sale if the price of the security or index increases between the date of the short sale and the date on which the seller replaces the borrowed security. Such loss may be unlimited. The seller will realize a gain if the price of the security declines between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the seller may be required to pay in connection with a short sale, and transaction costs. The overall benefit to the seller will depend on how the short sale performs relative to the market price of the securities purchased with the proceeds from the short sale.

A seller may also make short sales “against the box,” (i.e., when a security identical to one owned by the seller is borrowed and sold short). If the seller enters into a short sale against the box, it is required to hold securities equivalent in-kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) while the short sale is outstanding. The seller will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box and will forgo an opportunity for capital appreciation in the security.

Existing regulatory bans and restrictions as well as any additional bans or restrictions regarding short sales and/or short positions that the SEC or regulatory authorities in other jurisdictions may adopt in the future may make it impossible for the Fund to execute certain investment strategies and may have a material adverse effect on the Fund’s performance.

Sovereign Debt Obligations. Sovereign debt obligations are issued or guaranteed by governments or their agencies of developed and emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of emerging countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. Any restructuring of sovereign debt obligations will likely have a significant adverse effect on the value of the obligations. There is little legal recourse against sovereign issuers other than what such an issuer may determine to provide. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors, including the issuer's cash flow, the size of its reserves, its access to foreign exchange, and the relative size of its debt service burden to its economy as a whole. Although some sovereign debt is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Special Purpose Acquisition Companies. The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities that pool funds to seek potential acquisition or merger opportunities. A SPAC is typically a publicly traded company that raises funds through an initial public offering (IPO) for the purpose of acquiring or merging with an unaffiliated company to be identified subsequent to the SPAC's IPO. SPACs are often used as a vehicle to transition a company from private to publicly traded. The securities of a SPAC are often issued in "units" that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective. If an acquisition or merger that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC will expire worthless. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a suitable transaction. Some SPACs may pursue acquisitions or mergers only within certain industries or regions, which may further increase the volatility of their securities' prices. In addition to purchasing publicly traded SPAC securities, a Fund may invest in SPACs through additional financings via securities offerings that are exempt from registration under the federal securities laws (restricted securities). No public market will exist for these restricted securities unless and until they are registered for resale with the SEC, and such securities may be considered illiquid and/or be subject to restrictions on resale. It may also be difficult to value restricted securities issued by SPACs.

An investment in a SPAC is subject to a variety of risks, including that: a significant portion of the funds raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; an attractive acquisition or merger target may not be identified and the SPAC will be required to return any remaining invested funds to shareholders; attractive acquisition or merger targets may become scarce if the number of SPACs seeking to acquire operating businesses increases; any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders and/or antitrust and securities regulators; an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; an investment in a SPAC may be diluted by subsequent public or private offerings of securities in the SPAC or by other investors exercising existing rights to purchase securities of the SPAC; SPAC sponsors generally purchase interests in the SPAC at more favorable terms than investors in the IPO or subsequent investors on the open market; no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC security's value; and the values of investments in SPACs may be highly volatile and may depreciate significantly over time.

Structured Securities. Structured securities (often called “structured notes”) are debt instruments, the interest rate or principal of which is determined by an underlying indicator. The value of the principal of and/or interest on structured securities is determined by reference to the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure or index. If MFS attempts to use a structured security as a hedge against, or as a substitute for, a portfolio investment, the structured security may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving structured securities can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Structured securities may also be subject to liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt instruments. In addition, because the purchase and sale of structured securities takes place in an over-the-counter market, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty’s creditworthiness deteriorates. If the counterparty defaults, the other party’s risk of loss consists of the amount of payments that the non-defaulting party is contractually entitled to receive.

Sukuk. Sukuk are certificates structured to comply with Sharia law and its investment principles. These certificates usually represent the beneficial ownership interest in a portfolio of eligible existing or future tangible or intangible assets ("underlying assets"). In a typical sukuk, a special purpose vehicle (SPV) issues certificates to investors in exchange for their capital. The SPV transfers the capital to or for the benefit of the entity that is raising the capital (the "obligor") in exchange for the underlying assets of the obligor that are held in trust by the SPV. The obligor is obligated, usually through a series of contracts, to make periodic payments to investors through the SPV over a specified period of time and a final payment to investors through the SPV on a date certain. Obligors of sukuk include financial institutions and corporations, foreign governments and agencies of foreign governments, including issuers in emerging markets.

Although under Sharia law, sukuk involve the sharing of profits and losses in the underlying asset financed by the investment in the certificates, most sukuk do not provide investors with bona fide legal ownership of the underlying assets, and the periodic and final payments to sukuk investors are not generally linked to the value of the underlying assets. As a result, most sukuk are considered unsecured obligations whose risks and returns are similar to those of conventional debt instruments. Investors typically have no direct recourse to the underlying assets and do not have a secured claim against the obligor. Sukuk investors are subject to the creditworthiness of the obligor, and the obligor may be unwilling or unable to meet its periodic or final payment obligations. In addition, investors’ ability to pursue and enforce actions with respect to these payment obligations or to otherwise enforce the terms of the sukuk, restructure the sukuk, obtain a judgment in a court of competent jurisdiction, and/or attach assets of the obligor may be limited. As with conventional debt instruments, sukuk prices change in response to interest rate changes.

The structural complexity of sukuk and the immaturity of the sukuk market, increases the potential risks of investing in sukuk, including operational, legal, and investment risks. While the sukuk market has grown in recent years, sukuk can be less liquid than other types of investments and it may be difficult at times to invest in or dispose of sukuk. In addition, evolving interpretations of Sharia law by courts or Islamic scholars on sukuk structures and sukuk transferability, or a determination subsequent to the issuance of the sukuk by some Islamic scholars that certain sukuk do not comply with Sharia law and its investment principles, could have a dramatic adverse effect on the price and liquidity of a particular sukuk or the sukuk market in general.

Swaps. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Swaps include “caps,” “floors,” “collars” and options on swaps, or “swaptions.” A “cap” transaction is one in which one party pays a single or periodic fixed amount and the other party pays a floating amount equal to the amount by which a specified fixed or floating rate or other indicator exceeds another rate or indicator (multiplied by a notional amount). A “floor” transaction is one in which one party pays a single or periodic fixed amount and the other party pays a floating amount equal to the excess, if any, of a specified rate or other indicator over a different rate or indicator (multiplied by a notional amount). A “collar” transaction is a combination of a cap and a floor in which one party pays the floating amount on the cap and the other party pays the floating amount on the floor. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into the underlying swap on the agreed-upon terms. Swaps can take many different forms and are known by a variety of names and other types of swaps may be available.

Swaps can call for physical delivery of the underlying indicator(s) or payment of the cash settlement on settlement date, depending on the terms of the particular agreement. For example, in certain credit default swaps on a specific security, in the event of a credit event one party agrees to pay par on the security while the other party agrees to deliver the security. Other swap agreements provide for cash settlement. For example, in a typical interest rate swap, one party agrees to pay a fixed rate of interest determined by reference to a specified interest rate or index multiplied by a specified amount (the “notional amount”), while the other party agrees to pay an amount equal to a floating rate of interest determined by reference to an interest rate or index which is reset periodically and multiplied by the same notional amount. Or, for example, in a total return swap, one party agrees to make a series of payments to another party based on the income and price return of the underlying indicator during a specified period, while the other party agrees to make a series of payments calculated by reference to an interest rate or other agreed upon amount. On each payment date, the obligations of parties are netted against each other, with only the net amount paid by one party to the other.

It may not be possible to close out a swap at any particular time or at an acceptable price. The inability to close swap positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

Swaps may be entered into for hedging or non-hedging purposes. If MFS attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the swap may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving swaps can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Swaps may also be subject to liquidity risk because it may not be possible to close out the swap prior to settlement date and an investor would remain obligated to meet margin requirements until the swap is closed. In addition, swaps that are not centrally cleared are subject to the creditworthiness of the counterparty to the swap, and their values may decline substantially if the counterparty’s creditworthiness deteriorates. The credit risk in uncleared swaps is dependent on the creditworthiness of the individual counterparty to the swap and may be greater than the credit risk associated with cleared swaps.

In a cleared transaction, performance of the transaction will be effected by a central clearinghouse rather than by the bank or broker that is the Fund's original counterparty to the transaction. Swaps that are centrally cleared will be subject to the creditworthiness of the FCM(s) and clearing organizations involved in the transaction.

Swaps can provide exposure to a variety of different types of investments or market factors. The most significant factor in the performance of a swap is the change in the underlying price, rate, index level, or other indicator that determines the amount of payments to be made under the arrangement. The risk of loss in trading swaps can be substantial because of the low margin deposits required, the extremely high degree of leverage involved in swaps, and the potential high volatility of the swaps markets. As a result, a relatively small price movement in a swap may result in immediate and substantial loss (or gain) to the investor. Thus, a purchase or sale of a swap may result in unlimited losses. In the event of adverse price movements, an investor would continue to be required to make daily cash payments to maintain its required margin. In addition, for physically settled swaps, on the settlement date an investor may be required to make delivery of the indicators underlying the swaps it holds.

For further information with respect to swaps, see “Derivatives” above.

Synthetic Local Access Instruments. Participation notes, market access warrants, and other similarly structured products (collectively, "synthetic local access instruments") are derivative instruments typically used by foreign investors to obtain exposure to investments in certain markets where direct ownership by foreign investors is restricted or limited by local law. Synthetic local access instruments are generally structured by a local branch of a bank, broker/dealer, or other financial institution to replicate exposure to one or more underlying securities. The holder of a synthetic local access instrument may be entitled to receive any dividends paid in connection with the underlying securities, but usually does not receive voting rights as it would if such holder directly owned the underlying securities.

Synthetic local access instruments also involve risks that are in addition to the risks normally associated with a direct investment in the underlying securities. Synthetic local access instruments represent unsecured, contractual obligations of the banks, broker/dealers, or other financial institutions that issue them and are therefore subject to the credit risk of the issuer and the issuer's ability or willingness to perform in accordance with the terms of the instrument. Synthetic local access instruments are subject to the liquidity risk of the underlying security as well as the liquidity risk that a limited or no secondary market exists for trading synthetic local access instruments. In addition, the trading price of a synthetic local access instrument, if any, may not equal the value of the underlying securities.

Technology and Data Risk. MFS relies on both proprietary and third-party technology and data in business operations, as well as in providing investment advisory services to the Fund and other client accounts. The technological tools MFS employs include, but are not limited to, software, computer systems, digital systems, algorithms and various forms of automation, including machine learning and natural language processing. The vendors utilized by MFS may, depending on the nature of the services they provide, use similar technologies. MFS uses these technologies to enhance operational efficiency, to support its information technology environment, and to assist various MFS employees in the performance of their roles. As technology advances, MFS expects to continue to explore, test the utility of, and potentially use, a variety of technologies, including emerging forms of technology, such as generative artificial intelligence (AI). MFS has adopted policies it believes are reasonably designed to mitigate the potential risks associated with its use of such technologies.

While MFS seeks to utilize reputable vendors and technology partners and seeks to employ reasonable controls with respect to technology and MFS’ technology environment, there are nonetheless risks associated with the use of technology. These risks include, but are not limited to: that a technology will not perform as expected or intended; that a technology will change over time without detection by MFS; and that a technology is susceptible to cyber security risk and can be configured or used in a way that leads to unexpected or unintended results. For these and other reasons, the use of technology may result in losses, financial or otherwise, to the Fund. Additionally, legal and regulatory changes, such as those related to information privacy and data protection, may have an impact on the use of existing or emerging technologies, and may impact MFS and the Fund.

MFS uses a range of data sourced internally or from vendors for a variety of purposes, including for use in the investment management process. MFS seeks to implement reasonable internal data governance practices and use reliable vendor data sources. Nevertheless, data may be inaccurate, incomplete, inconsistent or out-of-date, which may result in losses, financial or otherwise, to a Fund.

Temporary Defensive Positions. In response to adverse market, economic, industry, political, or other conditions, MFS may depart from its investment strategies for a Fund by temporarily investing for defensive purposes. MFS may invest a significant portion or all of a Fund’s assets in cash (including foreign currency) or cash equivalents, including a money market fund advised by MFS, obligations of banks (including certificates of deposit, bankers’ acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. Government Securities and related repurchase agreements.

U.S. Government Securities. U.S. Government securities are securities issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. U.S. Government securities include mortgage-backed securities and other types of securitized instruments issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. For securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Such securities may involve increased risk of loss of principal and interest compared to U.S. Government securities that are backed by the full faith and credit of the United States. It is possible that the U.S. Government may experience credit downgrades. The recent downgrades by major rating agencies have introduced greater uncertainty about the ability of the U.S. to repay its obligations. Further credit rating downgrades or a U.S. credit default may result in increased volatility or liquidity risk, higher interest rates and lower prices for U.S. government securities and increased costs for all kinds of debt. Such a credit event may adversely affect the financial markets and securities held by the Fund. In addition, from time to time, uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling could increase the risk that the U.S. Government may default on payments of certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various types of debt instruments, which may adversely affect the Fund.

Variable and Floating Rate Securities. Variable and floating rate securities are debt instruments that provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that may change with changes to the level of prevailing interest rates or the issuer's credit quality. There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can cause fluctuations in value of floating rate debt securities held by the Fund. Variable and floating rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities.

Some variable or floating rate securities are structured with liquidity features such as (1) put options or tender options that permit holders (sometimes subject to conditions) to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries or (2) auction rate features, remarketing provisions, or other maturity-shortening devices designed to enable the issuer to refinance or redeem outstanding debt securities (market-dependent liquidity features). The market-dependent liquidity features may not operate as intended as a result of the issuer's declining creditworthiness, adverse market conditions, or other factors or the inability or unwillingness of a participating broker/dealer to make a secondary market for such securities. As a result, variable or floating rate securities that include market-dependent liquidity features may lose value and the holders of such securities may be required to retain them for an extended period of time or until maturity.

Warrants. Warrants are derivative instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants can be physically or cash settled depending on the terms of the warrant and can be issued by the issuer of the underlying equity security or a third party. Warrants involve a counterparty to the transaction. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration. These factors can make warrants more speculative than other types of investments.

When-Issued, Delayed Delivery, and Forward Commitment Transactions. When-issued, delayed delivery, and forward commitment transactions, including securities purchased or sold in the to be announced (TBA) market, involve a commitment to purchase or sell a specific security at a predetermined price or yield at which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated, and the seller loses the opportunity to benefit if the price of the security rises. If a Fund makes additional investments while a delayed delivery purchase is outstanding, this may result in a form of leverage. When a Fund has sold a security pursuant to one of these transactions, the Fund does not participate in further gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, a Fund could miss a favorable price or yield opportunity or suffer a loss. A Fund may renegotiate a when-issued, delayed delivery, or forward commitment transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the Fund.

TBA Transactions. A Fund may engage in purchases or sales of TBA securities, which usually are transactions in which a Fund buys or sells mortgage-backed securities on a delayed delivery or forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. TBA trades can be used by a Fund for investment purposes in order to gain or reduce exposure to certain securities, or for hedging purposes to adjust the risk exposure of a Fund’s portfolio without having to restructure the portfolio. Purchases and sales of TBA securities involve risks similar to those discussed above for other delayed delivery and forward commitment purchase and sale transactions. In addition, when a Fund sells TBA securities, it incurs risks similar to those incurred in short sales. For example, when a Fund sells TBA securities without owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

FINRA rules include mandatory margin requirements for the TBA market with limited exceptions. The collateralization of TBA trades is intended to mitigate counterparty credit risk between trade and settlement, but could increase the cost of TBA transactions and impose added operational complexity.

Zero Coupon Bonds, Deferred Interest Bonds, and Payment-In-Kind Bonds. Zero coupon and deferred interest bonds are debt instruments which are issued at a discount from face value. The discount approximates the total amount of interest the instruments will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the instrument at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Payment-in-kind bonds are debt instruments which provide that the issuer may, at its option, pay interest on such instruments in cash or in the form of additional debt instruments. Such instruments may involve greater credit risks and may experience greater volatility than debt instruments which pay interest in cash currently.

APPENDIX K - INVESTMENT RESTRICTIONS

Fundamental investment restrictions cannot be changed without the approval of a Majority Shareholder Vote. Non-fundamental policies, if any, can be changed without shareholder approval.

MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS Municipal Income Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund

As fundamental investment restrictions, the Fund:

1. May not borrow money except to the extent such borrowing is not prohibited by the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’) and exemptive orders granted under such Act.

2. May not underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

3. May not issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act; for purposes of this restriction, collateral arrangements with respect to any type of swap, option, Forward Contracts and Futures Contracts and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

4. May not make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

5. May not purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, Futures Contracts and Forward Contracts) in the ordinary course of its business; the Fund reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, Futures Contracts and Forward Contracts) acquired as a result of the ownership of securities.

6. May not purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

Except for fundamental investment restriction No. 1, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

For purposes of fundamental investment restriction No. 5, investments in certain types of derivative instruments whose value is related to commodities or commodity contracts, including swaps and structured notes, are not considered commodities or commodity contracts.

For purposes of fundamental investment restriction No. 6, investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing, are not considered an investment in any particular industry.

For purposes of fundamental investment restriction No. 6, investments in other investment companies are not considered an investment in any particular industry and portfolio securities held by an underlying fund in which the Fund may invest are not considered to be securities purchased by the Fund.

For purposes of fundamental investment restriction No. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

MFS Municipal Intermediate Fund

As fundamental investment restrictions, the Fund:

K - 1

1. May borrow money to the extent not prohibited by applicable law.

2. May underwrite securities issued by other persons to the extent not prohibited by applicable law.

3. May issue senior securities to the extent not prohibited by applicable law.

4. May make loans to the extent not prohibited by applicable law.

5. May purchase or sell real estate or commodities to the extent not prohibited by applicable law.

6. May not purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing; or securities issued by investment companies) in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

Except for the Fund's fundamental investment restriction No. 1, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

For purposes of fundamental investment restriction No. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

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APPENDIX L - PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Brokerage Commissions

The following brokerage commissions were paid by the Fund during the specified time periods:

Fund	Fiscal Year Ended	Brokerage Commissions Paid by Fund

MFS Alabama Municipal Bond Fund	March 31, 2025	$0
	March 31, 2024	$0
	March 31, 2023	$0

MFS Arkansas Municipal Bond Fund	March 31, 2025	$0
	March 31, 2024	$0
	March 31, 2023	$0

MFS California Municipal Bond Fund	March 31, 2025	$0
	March 31, 2024	$0
	March 31, 2023	$0

MFS Georgia Municipal Bond Fund	March 31, 2025	$0
	March 31, 2024	$0
	March 31, 2023	$0

MFS Maryland Municipal Bond Fund	March 31, 2025	$0
	March 31, 2024	$0
	March 31, 2023	$0

MFS Massachusetts Municipal Bond Fund	March 31, 2025	$0
	March 31, 2024	$0
	March 31, 2023	$0

MFS Mississippi Municipal Bond Fund	March 31, 2025	$0
	March 31, 2024	$0
	March 31, 2023	$0

MFS Municipal Income Fund	March 31, 2025	$0
	March 31, 2024	$0
	March 31, 2023	$0

MFS Municipal Intermediate Fund	March 31, 2025	$0
	March 31, 2024	$0
	March 31, 2023	$741

MFS New York Municipal Bond Fund	March 31, 2025	$0
	March 31, 2024	$0
	March 31, 2023	$0

MFS North Carolina Municipal Bond Fund	March 31, 2025	$0
	March 31, 2024	$0

Fund	Fiscal Year Ended	Brokerage Commissions Paid by Fund
	March 31, 2023	$0

MFS Pennsylvania Municipal Bond Fund	March 31, 2025	$0
	March 31, 2024	$0
	March 31, 2023	$0

MFS South Carolina Municipal Bond Fund	March 31, 2025	$0
	March 31, 2024	$0
	March 31, 2023	$0

MFS Virginia Municipal Bond Fund	March 31, 2025	$0
	March 31, 2024	$0
	March 31, 2023	$0

MFS West Virginia Municipal Bond Fund	March 31, 2025	$0
	March 31, 2024	$0
	March 31, 2023	$0

Securities Issued by Regular Broker/Dealers

During the fiscal year ended March 31, 2025, the Fund purchased securities issued by the following regular broker/dealers of the Fund, and the following table sets forth the value of the Fund's aggregate holdings of the securities of each such issuer as of March 31, 2025:

Fund	Broker/Dealer	Value of Securities

MFS Alabama Municipal Bond Fund	None	Not Applicable

MFS Arkansas Municipal Bond Fund	None	Not Applicable

MFS California Municipal Bond Fund	None	Not Applicable

MFS Georgia Municipal Bond Fund	None	Not Applicable

MFS Maryland Municipal Bond Fund	None	Not Applicable

MFS Massachusetts Municipal Bond Fund	None	Not Applicable

MFS Mississippi Municipal Bond Fund	None	Not Applicable

MFS Municipal Income Fund	None	Not Applicable

MFS Municipal Intermediate Fund	None	Not Applicable

MFS New York Municipal Bond Fund	None	Not Applicable

MFS North Carolina Municipal Bond Fund	None	Not Applicable

MFS Pennsylvania Municipal Bond Fund	None	Not Applicable

Fund	Broker/Dealer	Value of Securities

MFS South Carolina Municipal Bond Fund	None	Not Applicable

MFS Virginia Municipal Bond Fund	None	Not Applicable

MFS West Virginia Municipal Bond Fund	None	Not Applicable

APPENDIX M - RECIPIENTS OF NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS

This list of recipients below is current as of July 9, 2025, and any additions, modifications, or deletions to this list that have occurred since that date are not reflected.

Name of Recipient	Purpose of Disclosure
AcadiaSoft	Software Vendor
BBH (Brown Brothers Harriman) Infomediary	System / Data Transmission Vendor
Bloomberg Indices	Software Vendor
Bloomberg, L.P.	Analytical Tool
Board of Trustees	Fund Governance

Broadridge Securities Processing Solutions, LLC	Agency TBA and Mortgage Pool Vendor

Capital Confirmations, Inc.	Electronic Confirmation Services Between Fund Auditors and Brokers
Commcise	Consultant
Deloitte & Touche LLP*	Independent Registered Public Accounting Firm for Certain of the MFS Funds
Deutsche Bank Securities Inc.	Intermediary

Donnelley Financial Solutions (DFIN)	Software Vendor

Ernst & Young LLP*	Independent Registered Public Accounting Firm for Certain of the MFS Funds
FactSet Research Systems, Inc.	Analytical Tool
Goldman Sachs Asset Management, L.P.**	Investment Advisor
ICE Data Services	Fund Pricing
Institutional Shareholder Services, Inc.	Proxy Service Provider
Investcloud	Software Vendor
Investment Company Institute	Trade Association
JP Morgan Chase Bank***	Fund Custodian for Certain of the MFS Funds
J.P. Morgan Securities, Inc.****	Analytical Tool

Markit Group	Pricing Service
Massachusetts Financial Services Company	Fund Management
MFS Fund Distributors, Inc.	Fund Distribution
MSCI BARRA, Inc.	Analytical Tool
OMGEO LLC	Software Vendor

Parametric Portfolio Associates LLC	Overlay Manager

RiskMetrics Group, LLC	Risk Management Tool
Ropes & Gray LLP	Legal Counsel
SageView Advisory Group LLC	Consultant

Service Graphics	Analytical Tool

State Street Bank and Trust Company***	Fund Custodian for Certain of the MFS Funds
Toppan Merrill LLC	Software Vendor
Virtu ITG LLC	Analytical Tool

* Receives non-public portfolio holdings information only for those MFS Funds for which it is the Independent Registered Public Accounting Firm.

** Goldman Sachs Asset Management, L.P. acts as a discretionary investment advisor to KPMG, LLP ("KPMG") and receives limited non-public holdings information for certain MFS Funds to assist KPMG in satisfying auditor independence rules.
*** Receives non-public portfolio holdings information only for those MFS Funds for which it is the Custodian.

****  JP Morgan Securities receives non-public portfolio holdings information for MFS High Income Fund only.

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APPENDIX N - DESCRIPTION OF RATINGS

The ratings of Moody’s Investors Service (Moody's), S&P Global Ratings, Fitch Ratings, Inc. (Fitch), Morningstar DBRS (DBRS®), and Kroll Bond Rating Agency (KBRA) represent their opinions as to the quality of various debt instruments. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

Excerpts From Moody’s Description of its Ratings

Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa  Obligations rated Aaa are judged to be of the highest quality, with minimal risk.

Aa  Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A  Obligations rated A are considered upper medium-grade and are subject to low credit risk.

Baa  Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess speculative characteristics.

Ba  Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B  Obligations rated B are considered speculative and are subject to high credit risk.

Caa  Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca  Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery in principal and interest.

C  Obligations rated C are the lowest-rated class of bonds and are typically in default, with little prospect for recovery of principal and interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Excerpts From S&P Global Ratings' Description of its Ratings

Issue credit ratings are based, in varying degrees, on S&P Global Ratings' analysis of the following considerations:

• The likelihood of payment - the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

• The nature and provisions of the financial obligation, and the promise S&P Global Ratings impute; and

• The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA  An obligation rated 'AAA' has the highest rating assigned by S&P Global Ratings. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.

AA  An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitments on the obligation is very strong.

A  An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitments on the obligation is still strong.

BBB  An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor's capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C  Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB  An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitments on the obligation.

B  An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the obligation.

CCC  An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC  An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C  An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D  An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to 'D' if it is subject to a distressed debt restructuring.

Ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Excerpts from Fitch's Description of its Ratings

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns, insurance companies and certain sectors within public finance, are generally assigned Issuer Default Ratings (IDRs). IDRs are also assigned to certain entities or enterprises in global infrastructure, project finance and public finance. IDRs opine on an entity's relative vulnerability to default (including by way of a distressed debt exchange) on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency's view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA: Highest Credit Quality

'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality

'AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality

'A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good Credit Quality

'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative

'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

B: Highly Speculative

'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial Credit Risk

Very low margin for safety. Default is a real possibility.

CC: Very High Levels of Credit Risk

Default of some kind appears probable.

C: Near Default

A default or default-like process has begun, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

• The issuer has entered into a grace or cure period following non-payment of a material financial obligation;

• The formal announcement by the issuer or their agent of a distressed debt exchange; and

• A closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD: Restricted Default

'RD’ ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation, but has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and has not otherwise ceased operating.

This would include:

• The selective payment default on a specific class or currency of debt;

• The uncured expiry of any applicable original grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation.

D: Default

'D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business and debt is still outstanding.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Excerpts From DBRS'® Description of its Ratings

The DBRS® long-term credit ratings provide opinions on risk of default. DBRS® considers risk of default to be the risk that an issuer will fail to satisfy the financial obligations in accordance with the terms under which a long-term obligation has been issued. The long-term obligations rated in this category typically have a term of one year or longer.

All rating categories from AA to CCC also contain the subcategories (high) and (low). The absence of either a (high) or (low) designation indicates that the rating is in the middle of the category.

AAA  Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

AA  Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.

A  Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.

BBB  Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

BB  Speculative, non-investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

B  Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

CCC / CC / C  Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place, but is considered inevitable, may be rated in the C category.

D  When the issuer has filed under any applicable bankruptcy, insolvency, or winding-up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a distressed exchange.

Excerpts From KBRA's Description of its Ratings

KBRA assigns credit ratings to issuers and their obligations using the same rating scale. In either case, KBRA’s ratings are intended to reflect both the probability of default and severity of loss in the event of default, with greater emphasis on probability of default at higher rating categories. For obligations, the determination of expected loss severity is, among other things, a function of the seniority of the claim. Generally speaking, issuer-level ratings assume a loss severity consistent with a senior unsecured claim. KBRA appends an (sf) indicator to ratings assigned to structured obligations. These definitions should be used in conjunction with KBRA’s rating methodologies.

AAA  Determined to have almost no risk of loss due to credit-related events. Assigned only to the very highest quality obligors and obligations able to survive extremely challenging economic events.

AA  Determined to have minimal risk of loss due to credit-related events. Such obligors and obligations are deemed very high quality.

A  Determined to be of high quality with a small risk of loss due to credit-related events. Issuers and obligations in this category are expected to weather difficult times with low credit losses.

BBB  Determined to be of medium quality with some risk of loss due to credit-related events. Such issuers and obligations may experience credit losses during stressed environments.

BB  Determined to be of low quality with moderate risk of loss due to credit-related events. Such issuers and obligations have fundamental weaknesses that create moderate credit risk.

B  Determined to be of very low quality with high risk of loss due to credit-related events. These issuers and obligations contain many fundamental shortcomings that create significant credit risk.

CCC  Determined to be at substantial risk of loss due to credit-related events, near default, or in default with high recovery expectations.

CC  Determined to be near default or in default with average recovery expectations.

C  Determined to be near default or in default with low recovery expectations.

D  KBRA defines default as occurring if:

• There is a missed interest payment, principal payment, or preferred dividend payment, as applicable, on a rated obligation which is unlikely to be recovered.

• The rated entity files for protection from creditors, is placed into receivership, or is closed by regulators such that a missed payment is likely to result.

• The rated entity seeks and completes a distressed exchange, where existing rated obligations are replaced by new obligations with a diminished economic value.

KBRA may append - or + modifiers to ratings in categories AA through CCC to indicate, respectively, upper and lower risk levels within the broader category.

APPENDIX O – INCOME AND FEES RELATED TO SECURITIES LENDING ACTIVITIES

During the fiscal year ended March 31, 2025, there were no income or fees related to securities lending activities of MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS Municipal Income Fund, MFS Municipal Intermediate Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund.

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APPENDIX P – INDEX PROVIDER INFORMATION

MFS has entered into agreements with various index providers authorizing the use of certain trademarks, trade names and information in connection with the offering and/or promotion of certain of the MFS Funds. Information regarding certain of these agreements is included below.

Bloomberg Indices

Bloomberg® and the Bloomberg Indices are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Bloomberg Indices (collectively, “Bloomberg”), and have been licensed for use for certain purposes by MFS. The Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly. The only relationship of Bloomberg to MFS is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Indices, which are determined, composed and calculated by BISL without regard to MFS or the Fund. Bloomberg has no obligation to take the needs of MFS or the owners of the Fund into consideration in determining, composing or calculating the Bloomberg Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Fund customers, in connection with the administration, marketing or trading of the Fund.

Bloomberg does not guarantee the accuracy and/or the completeness of the Bloomberg Indices or any data related thereto and shall have no liability for any errors, omissions, or interruptions therein. Bloomberg does not make any warranty, express or implied, as to results to be obtained by MFS, owners of the Fund, or any other person or entity from the use of the Bloomberg Indices or any data related thereto. Bloomberg does not make any express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Bloomberg Indices or any data related thereto. Without limiting any of the foregoing, to the maximum extent allowed by law, Bloomberg, its licensors, and its and their respective employees, contractors, agents, suppliers, and vendors shall have no liability or responsibility whatsoever for any injury or damages – whether direct, indirect, consequential, incidental, punitive or otherwise – arising in connection with the Fund or Bloomberg Indices or any data or values relating thereto – whether arising from their negligence or otherwise, even if notified of the possibility thereof.

FTSE EPRA Nareit

The Fund has been developed solely by MFS. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings, including FTSE International Limited (collectively, the “LSE Group”), European Public Real Estate Association ("EPRA”), or the National Association of Real Estate Investments Trusts (“Nareit”) (and together the “Licensor Parties”). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the FTSE EPRA Nareit Developed Real Estate Index (the “Index”) vest in the Licensor Parties. “FTSE®” and “FTSE Russell®” are a trade mark(s) of the relevant LSE Group company and are used by any other LSE Group company under license. “Nareit®” is a trade mark of Nareit, "EPRA®" is a trade mark of EPRA and all are used by the LSE Group under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The Licensor Parties do not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The Licensor Parties makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by MFS.

FTSE Russell

The Fund has been developed solely by MFS. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the FTSE Russell Indexes (the “Indexes”) vest in the relevant LSE Group company which owns the Index. “FTSE®”, “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group company and are used by any other LSE Group company under license. The Indexes are calculated by or on behalf of FTSE International Limited or FTSE Fixed Income, LLC, or their affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by MFS.

ICE Data Indices

ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.

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MSCI

Morgan Stanley Capital International ("MSCI") makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

S&P Dow Jones

"Standard & Poor’s®” and “S&P®” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. The Fund is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the Fund.

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APPENDIX Q - ADDITIONAL INFORMATION CONCERNING THE STATES AND U.S. TERRITORIES AND POSSESSIONS

The following discussion regarding certain economic, financial, and legal matters pertaining to the relevant States, U.S. territories and possessions, and their governments, is drawn primarily from official statements relating to securities offerings of those States, U.S. territories and possessions, and other publicly available documents, dated as of various dates prior to the date of this SAI, certain of which information may be outdated or may not be updated regularly, and do not purport to be complete descriptions. MFS and its counsel have not independently verified any of the information contained in official statements or other publicly available documents and have not expressed any opinion regarding the completeness or materiality of such information. It should be noted that municipal issuers may not be subject to the same disclosure requirements as other bond issuers, and any information provided by municipal issuers may be less reliable than information provided by other bond issuers. Discussions regarding the financial condition of a particular State, U.S. territory or possession, or their governments, may not be relevant to municipal obligations issued by political subdivisions of that State, U.S. territory or possession, or their government. Moreover, the general economic conditions discussed may or may not affect issuers of the States, U.S. territories or possessions, or their governments. The information provided below is subject to change rapidly, substantially, and without notice, and the inclusion of such information shall not create any implication that there has been no change in the affairs of a State, U.S. territory or possession, or its issuer’s government since the date of its preparation. Any such change may adversely affect the financial condition of the State’s, U.S territory or possession’s, and applicable issuer’s financial condition of their governments, which in turn could hamper Fund performance.

Alabama:

State Economy and Demographics. In recent decades, Alabama has experienced a shift towards a more knowledge-based economy, reflecting the fact that the job skills needed in virtually every employment sector have increased in sophistication. Despite labor challenges, redesigns, and the impacts of COVID-19, technology giants Google, Meta (formerly Facebook), and Amazon, along with national defense contractors and energy companies, have completed or are moving forward with construction of new facilities throughout Alabama.

As reported in early 2025, workforce reductions and the curtailment of federal contracts and investments could result in changes to the military installations and healthcare research centers, and their associated employees and contractors, throughout Alabama’s fastest-growing and most-populated areas, including Huntsville, Birmingham, and Mobile.

The Governor of Alabama (the “Governor”) reported in early 2024 that Alabama generated $6.4 billion of new capital investment in 2023, creating or saving over 8,000 jobs tied to 184 projects in 43 counties. The Governor reported in early 2025 that Alabama generated $7 billion of new capital investments in 2024, creating or saving over 8,500 jobs tied to 224 projects, with almost half coming from foreign direct investment. The Governor highlighted that $1.2 billion was invested in Alabama’s rural counties, creating nearly 1,700 jobs.

The Alabama Department of Commerce reported in 2025 that Alabama companies exported $26.8 billion in goods and services in 2024, following an annual record of $27.4 billion in 2023, with automobile exports accounting for $11.2 billion of that total, pushing Alabama ahead of South Carolina as the national leader in automobile exports. Exports in 2025 have increased 30% since 2019.

Mobile County and Baldwin County continue to demonstrate growth in various economic sectors. Highlights include the $1.6 billion investment by Novelis for a new greenfield aluminum mill, pushing the total investment in that facility to over $4 billion and creating over 1,000 jobs. The U.S. Coast Guard and Austal began work on a contract for up to eleven offshore patrol cutters with a value up to $3.3 billion, adding nearly 1,000 new workers, as well as a $450 million contract for submarine module construction. Frito Lay invested $8 million in a new 25,000 square foot distribution center. Simpson invested $7.5 million in a steel structural construction manufacturing facility. Veyer, a subsidiary of Office Depot, invested $9.8 million in a logistics facility. The U.S. Department of Transportation awarded a $550 million grant for a portion of the estimated $3.5 billion construction of a new Interstate 10 bridge and byway for the purpose of easing transportation between Alabama and Florida. In February 2025, ArcelorMittal, one of the world’s leading steel producers, announced an investment of $1.2 billion to build an advanced manufacturing facility to produce specialty electrical steel for us in the electric vehicle industry, creating over 200 jobs.

Huntsville’s status as a hotbed for aerospace engineering has continued to grow in the past several years. MartinFed Consulting received an $8 billion information technology contract from the Federal Bureau of Investigation. Lockheed Martin received a $756 million contract to support hypersonic weapons systems. Multiple companies (including Boeing, Raytheon, Teledyne Brown Engineering, and VetTech) received almost $1 billion in contracts related to the nation’s missile defense system. Toyota’s manufacturing facility in Huntsville completed its 10 millionth engine, since the facility opened in 2001, while employing over 2,000. A recent investment of $282 million will increase employment by 350 jobs. The facility manufactures engines for eight models of Toyota vehicles. U.S. News & World Report ranked Huntsville as the eighth best place to retire in the United States. Limestone County surrounding Huntsville is the fastest-growing county in Alabama, with a 3.6% growth rate. Lawrence County will host the largest solar facility in Alabama, with a total investment of over $1.1 billion and an estimated 800 jobs.

Thanks to significant research activities at the University of Alabama at Birmingham (UAB) and Southern Research, Birmingham has developed a reputation as an emerging life sciences hub, while the Innovation Depot business incubator is fostering the creation of more technology-focused jobs in the city. Alabama’s seven research universities are also involved in the strategic effort to accelerate growth in Alabama’s innovation economy. The overall impact of this transition towards a greater number of knowledge-based jobs is the creation of a more diversified Alabama economic landscape. The $1.1 billion, 900,000 square foot Smucker bakery located in suburban Birmingham opened in November 2024, creating over 750 new jobs. Coca-Cola Bottling broke ground in June 2024 on a $330 million warehouse and distribution center.

Montgomery reported strong growth between 2019 and 2023, with 122 major projects totaling $3.6 billion in capital improvements and over 4,640 new jobs. Meta announced further plans for investment in Alabama, with plans for an $800 million data center in Montgomery, supporting over 150 operational jobs; this facility follows the $1.5 billion data center in Huntsville. Diageo (whose brands include Johnnie Walker, Crown Royal, and Smirnoff) announced plans to build a $412 million beverage distribution plant.

During the 2025 session of the Legislature of Alabama (the “Legislature”), the Legislature passed and the Governor signed the legislative package dubbed “Powering Growth,” which was designed to solidify and accelerate Alabama’s position in the energy economy by streamlining regulatory approvals, investing and leveraging state funds, and preparing more shovel-ready industrial sites.

During the 2024 session, the Legislature passed and the Governor signed the legislative package dubbed “Working for Alabama”, which includes provisions regarding restrictions on unionizing activities, workforce development, alternative diploma programs, child care tax credits, housing tax credits, and the creation of research corridors.

During the 2023 session, the Legislature passed and the Governor signed the legislative package dubbed “The Game Plan,” which renewed existing tax incentives and created new funding programs for site development and small business support.

The restrictions regarding unionizing activities included in the “Working for Alabama” plan followed several years of high-profile unionizing efforts in Alabama, most notably by the United Auto Workers at the Mercedes-Benz manufacturing facility near Birmingham. Although unionization efforts continue with Mercedes-Benz and Amazon, there was little significant news in late 2024 and early 2025.

Alabama is home to several military bases that employ a significant number of military and civilian personnel, including Maxwell Air Force Base in Montgomery, Fort Rucker Army Base, Redstone Arsenal Army Base near Huntsville, Annison Army Depot Base, Fort McClellan Army Training Base, and the Coast Guard Aviation Training Base near Mobile. While Alabama benefitted from the most recent round of base realignment and closure, future cuts in military spending or shifts in spending away from the operations based in Alabama could have an adverse effect on Alabama and local communities where the military bases are located.

In January 2021, the U.S. Army’s Redstone Arsenal in Huntsville, Alabama, was picked as the future location of the headquarters of U.S. Space Command. In June 2022, the Government Accountability Office issued a report viewed favorably by Alabama in its effort to secure the facility in Huntsville. However, the Biden Administration overturned the Trump Administration order selecting Alabama. At present, the U.S. Space Command is located in Colorado, but Alabama continues its efforts to reverse the decision. The Government Accountability Office recently released a report highlighting the “inadequate and dispersed facilities, staffing shortages, and outdated infrastructure” in Colorado. Recent comments by the President indicate his continued interest in the move from Colorado to Alabama.

According to the U.S. Bureau of Economic Analysis, Alabama’s real gross domestic product (GDP) was approximately $252.7 billion in 2024, an increase from $242 billion in 2023 and $236 billion in 2022. The Coincident Economic Activity Index for Alabama, an economic measure that includes employment, the unemployment rate, average hours worked in manufacturing, and wages and salaries is published by the Federal Reserve Bank of St. Louis every month. The Index generally increased from January 2010 through March 2020. However, the index fell almost 24% from the March 2020 level following COVID-19, but has increased 59% between April 2020 and April 2025.

According to the U.S. Census Bureau, Alabama has a population exceeding 5.15 million in 2024, an increase of approximately 2.6% since 2020, maintaining its position as 24th largest State by population. Based on the 2020 Census results, Alabama will continue to elect seven members to the U.S. House of Representatives.

According to the U.S. Bureau of Labor Statistics, Alabama’s average annual unemployment rate (not seasonally adjusted) was 3.3% in 2024, up from 2.5% in 2023, up from 1.75% in 2022, and down from 3.5% for 2021, which was less than the national annual average unemployment rate (not seasonally adjusted) of 4.2%. Alabama’s labor force participation rate hovered in the 57.6% range for most of 2024 and into early 2025.

The U.S. Bureau of Economic Analysis estimate of 2024 per capita personal income in Alabama is $56,684, as of March 2025, compared with the national average of $72,512. Alabama ranks 49th among the States, just above Mississippi and West Virginia.

Alabama presently has three casinos operated by tribal gaming operators, supporting over 11,640 jobs, generating $1.9 billion in economic impact, and generating $171 million in tax revenue as of December 31, 2024. Economic impact and tax revenue from gaming in Alabama has been consistent in recent years. Alabama does not have a lottery or allow sports wagering. The Legislature has unsuccessfully considered various gaming proposals since 1999. Comprehensive gaming legislation has been introduced, but failed to proceed, in 2023, 2024, and 2025.

Alabama’s geographic location presents a heightened risk of destructive weather events, including floods, droughts, hurricanes, tornados, and other tropical events. Such weather events have the potential to cause significant property damage and economic disruption and could potentially result in significant short-term and long-term loss of revenues to Alabama and affected local governments.

Issuance of Debt by State. Pursuant to its Constitution, Alabama is constitutionally prohibited from incurring debt, and the only method by which general obligation debt of Alabama can be incurred is by an amendment to the Constitution and approval by the voters of Alabama. Limited obligation debt may be authorized by the Legislature without an amendment to the Constitution. Alabama has followed the practice of financing certain capital improvement programs, principally for highways, education, and improvements to the facilities of the Alabama State Port Authority, through the issuance of limited obligation bonds payable solely out of certain taxes and other revenues specifically pledged for their payment and not from the general revenues of Alabama. Such limited obligation bonds are not general obligations of Alabama, and the full faith and credit of Alabama have not been pledged to the payment thereof.

As of September 30, 2024, seven series of general obligation bonds of Alabama totaling approximately $460 million remain outstanding. In late 2022, Alabama issued $110 million of general obligation bonds for economic development and various capital improvement projects for parks and recreation, historic preservation, tourism, port improvements, and natural resource maintenance. The full faith and credit of Alabama are pledged for the payment of each of those issues. Alabama has historically paid from the General Fund the principal of and interest on those of its general obligation bonds for which no moneys or taxes are specifically pledged or earmarked. On November 7, 2000, voters approved Amendment No. 666 to the Constitution that authorized the use of funds from the Alabama Capital Improvements Trust Fund for payment of principal and interest on certain general obligation bonds of Alabama, providing an additional source of payment for those bonds.

The Legislature (through enabling legislation) and the Governor (by executive order) have created public corporations and authorities of Alabama for the purpose of financing certain projects and programs such as public highways, public education facilities, judicial facilities, student loans, industrial site preparation grants and surveys, single and multifamily housing and agricultural development loans. The obligations of such public corporations and authorities are not general obligations of Alabama, but rather are limited obligations of the issuer, payable solely from the revenues pledged for the obligations of each such issuer including, in some cases, earmarked tax revenues and, in other cases, revenues from the projects or programs financed. As of September 30, 2024, Alabama had approximately $4.8 billion of limited obligation debt outstanding; the increase was fueled largely by bonds to improve the university system and the prison system.

Fiscal Matters. During its 2025 session, the Legislature passed and the Governor signed legislation further reducing the 3% grocery sales tax to 2%, after a decrease in 2024 from 4% to 3%. During its 2024 session, the Legislature passed and the Governor signed legislation placing a 7% cap on annual property tax assessment increases.

Under the Constitution, if, at the end of any fiscal year, the moneys in the Treasury are not sufficient for the payment of all proper claims presented, then, as of the end of the fiscal year, the Comptroller is required to issue warrants only for that proportion of each such claim as the amount available for the payment of claims bears to the total of all claims. The courts of Alabama have interpreted this provision to require the annual financial operations of Alabama to be on a balanced budget and to prevent any department of Alabama from creating debt of Alabama. Consequently, in the event of a deficit, the available moneys are to be prorated among all claims presented for payment. At the end of the fiscal year, all excess unpaid appropriations which exceed the moneys in the Treasury after proration become cancelled.

The Supreme Court of Alabama has held that certain expenses of Alabama necessary for essential functions of government are not subject to proration. Such expenses include fixed salaries and other fixed expenses and payment of debt service on outstanding general obligation bonds of Alabama. Nonetheless, there can be no assurance that the Supreme Court will not, upon further consideration of the issue, modify its earlier decisions and rule that debt service payments on the bonds of Alabama may be made subject to proration. Previous proration (which has occurred from time to time since 1933) has not, however, resulted in any default in the payment of the bonds of Alabama.

The General Fund is one of the primary operating funds of Alabama. Revenues credited to the General Fund are used for the ordinary expenses of the executive, legislative and judicial departments of Alabama, for other functions of the government, for debt service on certain general obligation bond issues, and for capital outlays. Moneys on deposit in the General Fund are appropriated by the Legislature on an annual basis. For the fiscal year ended September 30, 2024, the General Fund had an unobligated ending cash balance of approximately $940 million, down from $996 million in the prior fiscal year, but significantly up from the $814 million, $705 million, and $496 million in the prior three fiscal years. General Fund receipts for the fiscal year ended September 30, 2024, were $3.47 billion, compared to $3.23 billion, $2.78 billion, $2.56 billion, and $2.3 billion in the four prior fiscal years.

The Alabama Trust Fund is the wealth fund of Alabama established in 1985 in response to a major offshore natural gas discovery in 1978. The Alabama Trust Fund is funded by royalty payments that are received each month from oil and gas companies. As of the fiscal year ended September 30, 2024, the balance in the Alabama Trust Fund is approximately $4 billion, up from approximately $3.1 billion, $3.2 billion, and $3.9 billion in the previous fiscal years. Amendment No. 856 to the Alabama Constitution was approved by voters in September 2012 to allow for transfers from the Alabama Trust Fund to the General Fund in the amount of $145,796,943 annually for the fiscal years 2013 through 2015 to provide temporary support for General Fund services. Act No. 2013-6 adopted during the 2013 Regular Session of the Legislature requires Alabama to repay such amounts transferred during 2013 through 2015 to the Alabama Trust Fund no later than September 30, 2026, assuming the act is not subsequently amended or repealed. Besides the provisions for the temporary annual transfers through the 2015 fiscal year, Amendment No. 856 also changed the method by which amounts are regularly transferred from the Alabama Trust Fund to the General Fund each year, which is expected to increase the amount annually transferred to the General Fund.

In May 2025, the Legislature adopted a record-high budget of approximately $3.7 billion for the General Fund for the fiscal year ending September 30, 2026, topping the previous record-high budgets of $3.4 billion, $3 billion, and $2.7 billion for the prior fiscal years.

In May 2025, the Legislature also adopted a $10 billion budget for the Education Trust Fund. The Education Trust Fund is the largest operating fund of Alabama. Revenues credited to the Education Trust Fund are used for the support, maintenance and development of public education and capital improvements relating to educational facilities. Moneys on deposit in the fund are appropriated by the Legislature on an annual basis. For the fiscal year ended September 30, 2024, the Education Trust Fund had an unobligated ending cash balance of $2.3 billion, down from $2.5 billion in the prior fiscal year. Education Trust Fund receipts for the fiscal year ended September 30, 2024, were $10.6 billion (cash basis) compared to $10.4 billion, $10.5 billion $8.64 billion, and $7.74 billion for the prior four fiscal years. Notably, for the fiscal years ended September 30, 2023, and September 30, 2024, disbursements from the Education Trust Fund exceeded receipts.

In March 2011, the Legislature passed and the Governor signed into law The Education Trust Fund Rolling Reserve Act, which is designed to reduce the risk of proration in Alabama’s education budget. The education budget process had historically been based on projecting the annual change in Education Trust Fund revenues. The sources of revenue that fund the Education Trust Fund are sensitive to changes in the economy and the range of total revenues varies widely from year to year. As a result, accurately projecting the Education Trust Fund revenues each year in order to prepare a workable education spending budget has been difficult. The inability to make accurate revenue projections has led to several instances of proration in the education budget in prior years.

The Rolling Reserve Act caps the education spending budget using a growth rate equal to the rolling 15-year average annual revenue growth rate as applied to actual revenues. Under the Rolling Reserve Act, Education Trust Fund revenues over and above the budgeted amount are to be transferred to the Education Trust Fund Rainy Day Account (the “Rainy Day Account”) until the Rainy Day Account has been reimbursed in full for any prior withdrawals. The Rainy Day Account currently gives Alabama the power to temporarily transfer money from the Alabama Trust Fund to prevent proration in the Education Trust Fund, but the money must be reimbursed within 6 years of its transfer. There is not currently an amount outstanding to be repaid to the Rainy Day Account.

Once the Rainy Day Account has been fully repaid, any remaining revenues will be transferred to a new savings account established by the Rolling Reserve Act, the Education Trust Fund Budget Stabilization Fund (the “Budget Stabilization Fund”). Money in the Budget Stabilization Fund may be withdrawn only to prevent proration in the Education Trust Fund. If the balance in the Budget Stabilization Fund reaches an amount equal to 20% of the then current year education budget, any funds above that amount will be transferred to another new fund created by the Rolling Reserve Act, the Education Trust Fund Capital Fund (the “Capital Fund”). Money in the Capital Fund may be used for construction or renovation to public education facilities in Alabama. The budget process required by the Rolling Reserve Act was implemented beginning with the fiscal year 2013 budget.

In March 2013, the Legislature passed and the Governor signed into law the Alabama Accountability Act of 2013 (Act No. 2013-64), which, among other things, (1) allows for flexibility contracts between the Alabama Board of Education and local public school districts in order to enhance innovation in Alabama public schools, (2) creates an income tax credit for families with students in a failing school to attend a nonpublic school or non-failing public school, and (3) creates income tax credits for taxpayers who donate to a nonprofit organization that provides scholarships for students to attend a nonpublic school or non-failing public school. The income tax credit for families with students in a failing school is a refundable tax credit, which means that if the Alabama income tax owed by the family is less than the total credit allowed under the act, the family is entitled to a refund or rebate equal to the balance of the unused credit. The act provides that these refunds or rebates are to be paid out of sales tax revenues of the Education Trust Fund. The act became effective on March 14, 2013. Refunds paid from sale tax collections have historically been less than $500,000 per year.

State Retirement Programs. Alabama maintains three retirement programs: (i) the Teachers’ Retirement System of Alabama (the “Teachers’ System”), (ii) the Employees’ Retirement System of Alabama (the “Employees’ System”), and (iii) the Judicial Retirement Fund (the “Judicial System”) (together, the “Systems”). The Teachers’ System and the Employees’ System were established in 1941 and 1945, respectively, and at this time cover most public employees in Alabama; the Judicial System was established in 1973 for judges, court clerks and certain district attorneys. The Systems are funded by (1) employee contributions, (2) employer contribution appropriations by the Legislature from the Education Trust Fund, the General Fund and other funds, in the case of State employees, and local government contributions, in the case of local government employees, and (3) earnings on investments. The participation of the active members is implemented through a salary reduction agreement with the employees and concurrent contributions by the employer.

According to the audited financial statements of the Systems for the fiscal year ended September 30, 2024, there were 138,441 active members in the Teachers’ System as of September 30, 2023, 86,450 active members in the Employees’ System as of September 30, 2023, and 385 active members in the Judicial System as of September 30, 2023. According to the audited financial statements of the Systems for the fiscal year ended September 30, 2024, there were 107,082 retired members in the Teachers’ System as of September 30, 2023, 57,571 retired members in the Employees’ System as of September 30, 2023, and 467 retired members in the Judicial System as of September 30, 2023. According to the audited financial statements of the Systems for the fiscal year ended September 30, 2024, there were also 123,223 members collectively in the Teachers’ System, the Employees’ System, and in the Judicial System, as of September 30, 2023, who are terminated but entitled to benefits or not yet vested.

The statute creating the Employees’ System, which allows covered local government employees to elect to participate in the Employees’ System, provides that, notwithstanding anything to the contrary, the Employees’ System shall not be liable for the payment of any pensions or other benefits on account of employees of any local government, whether active or retired, for which reserves have not been previously created from funds contributed by each such local government for the employees of that local government.

In 2012, the Legislature enacted Act No. 2012-377 that created a two-tier defined benefit plan for all Employees’ System and Teachers’ System employees. Tier 1 consists of all employees with any eligible service prior to January 1, 2013. Tier 2 consists of all employees of the Employees’ System and Teachers’ System hired for the first time on or after January 1, 2013. The expectation is that employer contribution rates will be lower for Tier 2 employees as compared to Tier 1 employees based on the reduction in benefits provided and the increased minimum age requirements in order to begin receiving benefits for Tier 2 employees.

The Systems provide retirement, disability and death benefits, and the benefits are available to members at varying times during their creditable service. While there are variations in benefits, the basic annual service retirement allowance for Tier 1 employees and judges is 2.0125% (2.8750% for Alabama law enforcement officers) of the member’s final compensation (average of highest three years out of final ten years) multiplied by the number of years of creditable service. For Tier 2 employees, the basic annual service retirement allowance is 1.650% (2.375% for Alabama law enforcement officers) of the member’s final compensation (average of highest five years out of final ten years) multiplied by the number of years of creditable service. Retirement benefits are available (i) for Tier 1 employees after 25 years of creditable service or after 10 years of creditable service and attainment of age 60 (age 52 for Alabama law enforcement officers) and (ii) for Tier 2 employees after 10 years of creditable service and attainment of age 62 (age 56 for Alabama law enforcement officers). Members of the Systems are qualified for vested deferred benefits after completion of 10 years of creditable service. A member who is not eligible for vested deferred benefits is entitled only to the return of his own contributions and a limited amount of interest.

As required by Alabama statute, the employer contribution rate is actuarially determined based on the amount needed in addition to employee contributions to fund the costs of member benefits earned during the year and to fund unfunded accrued liabilities. For information regarding the contribution rates for the Systems, see Note 10 of the audited financial statements of the Systems for the fiscal year ended September 30, 2024.

There is, of course, no guarantee that future Legislatures will not provide further increases in benefits without providing either for corresponding increases in member contributions or increases in taxes to fund the increased level of benefits, the net effect of which could be the disbursement of a higher proportion of Alabama’s assets to fund the Systems than that represented by the contributions by Alabama for the current fiscal year.

According to the audited financial statements of the Systems for the fiscal year ended September 30, 2024, total actuarial value of assets of the Teachers’ System as of September 30, 2023, was $28.8 billion. The actuary determined that the unfunded actuarial accrued liability of the Teachers’ System as of September 30, 2023, was $15.4 billion.

According to the audited financial statements of the Systems for the fiscal year ended September 30, 2024, total actuarial value of assets of the Employees’ System as of September 30, 2023, was $14.7 billion (including law enforcement personnel). The actuary determined that the unfunded actuarial accrued liability of the Employees’ System as of September 30, 2023, was $8.5 billion.

According to the audited financial statements of the Systems for the fiscal year ended September 30, 2024, total actuarial value of assets of the Judicial Retirement Fund as of September 30, 2023, was $333 million. The actuary determined that the unfunded actuarial accrued liability of the Fund as of September 30, 2023, was $223 million.

For annualized returns for the Systems for the fiscal year ending September 30, 2023, see the “Investment Section” of the audited financial statements of the Systems for the fiscal year ended September 30, 2024.

Additional information respecting the Systems may be viewed and downloaded at the Retirement Systems of Alabama website: http://www.rsa-al.gov.

Post-Employment Health Benefits. In addition to the pension benefits provided by the Systems, Alabama provides post-retirement health care benefits to all retired employees of educational institutions and employees of local school systems through the Public Education Employees’

Health Insurance Plan (“PEEHIP”) and to all retired employees of Alabama through the Alabama Employees’ Health Insurance Plan (“SEHIP”).

Based on the most recent actuarial report for PEEHIP, PEEHIP has an unfunded actuarial accrued obligation of $2.95 billion as of September 30, 2024. Based on the most recent actuarial report for SEHIP, SEHIP has unfunded actuarial accrued obligation of $915 million as of September 30, 2024.

In 2011, Act No. 2011-704 was signed into law, which changed the retiree sliding scale premium calculation for PEEHIP members retiring on or after January 1, 2012. The law requires an employee who retires with less than 25 years of service to pay 4% of the employer share for each year under 25 years of service (years of service premium) instead of the 2% under the previous law. The law also requires an employee who retires before becoming eligible for Medicare to pay 1% of the employer share for each year less than age 65 (age premium) and to pay the net difference between the active employee subsidy and the non-Medicare eligible retiree subsidy (subsidy premium). Once the retiree becomes eligible for Medicare, the age and subsidy premium will no longer apply. However, the years of service premium will continue to be in effect throughout retirement. Act No. 2011-698 enacted similar changes to the SEHIP law, and states that all SEHIP participants retiring after December 31, 2011, will be subject to a sliding scale premium calculation based on years of creditable coverage in SEHIP. The law also states that employees retiring after December 31, 2011, will be subject to a sliding scale premium calculation based on the difference between the age of the employee at retirement and the Medicare entitlement age.

Debt Ratings. In May 2025, Moody’s Investors Service issued a ratings change to the federal government’s long-term credit rating from AAA to Aa1. In August 2023, Fitch Ratings issued a ratings change to the federal government’s long-term credit rating from AAA to AA+. These ratings agencies cited rising national debt, annual budget deficits, and repeated debt-limit standoffs as reasons for the ratings changes. Federal government debt no longer carries a AAA rating. The general obligation debt of Alabama is currently rated “Aa1” (stable outlook), “AA” (stable outlook), and “AA+” (stable outlook) by Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings., respectively. Obligations issued by public corporations and authorities on behalf of Alabama, as well as obligations issued by local governments and any public corporations and authorities issuing obligations on their behalf, are assigned separate ratings, which may differ significantly from the ratings assigned to the general obligation debt of Alabama. Such ratings reflect only the respective views of such rating agencies and an explanation of the significance of a rating may be obtained from such rating agencies. There can be no assurance that the conditions on which these ratings are based will continue, that any such ratings will remain in effect for any given period of time or that they may not be lowered or withdrawn entirely, or that particular bond issues may not be adversely affected by changes in financial, economic, political or other conditions. Any downgrade revision or withdrawal assigned to such debt obligations could have an adverse effect on their market price and liquidity.

Local Issuers. There are a number of local governmental entities, public corporations and other quasi-governmental entities that issue debt obligations in Alabama. These entities issue debt obligations on their own behalf, and many also issue conduit obligations payable solely from amounts received from an underlying private borrower. Local issuers are subject to economic risks specific to the particular locality, which may vary significantly from the economic risks faced by Alabama or the nation generally. The credit quality of debt obligations issued by a local issuer may vary considerably from the credit quality of general obligation debt issued by Alabama. Some local issuers have no taxing power and others have taxing power that is subject to constitutional or statutory limits. In particular, county governments have limited ability to raise revenue on their own, with the levy of new taxes or rate increases for existing taxes generally requiring approval of the Legislature. In addition, the levy of property taxes by local governments generally requires the approval of the affected taxpayers by referendum. Such limitations could significantly impede a local government’s ability to increase tax revenue in response to financial difficulties.

Arkansas:

The following discussion highlights some important financial information about the State of Arkansas, which is drawn from the Arkansas Comprehensive Annual Financial Report for Fiscal Year 2024, which ended June 30, 2024, and other sources.

General Demographic Factors. Arkansas, a south-central state bordered by Missouri, Tennessee, Mississippi, Louisiana, Texas, and Oklahoma, ranks 29th nationally in total area (land and water), with a total area of 53,179 square miles. Nicknamed “The Natural State,” Arkansas is known for its beauty, clear streams and lakes, and an abundance of natural wildlife. The terrain of Arkansas is almost equally divided between lowlands and highlands, with the gulf coastal plain on the east and south and the interior highlands in the west and north. The lowlands of eastern Arkansas have mainly been used as farmland. Southern Arkansas contains a wide range of forests and farmland. The highlands of northern and western Arkansas are used for grazing land, poultry and livestock industries, and a large tourism industry.

The population of Arkansas in July 2024 was estimated at 3,088,354. Arkansas has eight metropolitan statistical areas located at least partially within the State. The largest of these is the Little Rock-North Little Rock-Conway metropolitan area, which encompasses six counties with an estimated population in 2024 of 769,258. Little Rock, the State’s capital, is centrally located and serves as the major transportation, governmental, and industrial center of the State.

The State provides a full range of services including education, health and human services, transportation, law, justice and public safety, recreation and resource development, regulation of business and professionals, and general government. The State’s transportation systems are multimodal and include waterways, highways, air routes, and railways. The State shares financial responsibility for public education with local school districts. The State provides its share of financial support to equalize educational opportunities by compensating for local differences in ability to support education. For the 2024-2025 school year, the average daily membership in public elementary and secondary schools was 445,162, and there were 45,470 certified instructional staff employed by the public schools. During the 2023-2024 school year, $13,326 was spent per pupil. There are 34 State-supported institutions of higher education, as well as two publicly supported law schools and one publicly supported school of medicine. Arkansas has 117 hospitals licensed by the Arkansas Department of Health, with approximately 12,987 licensed beds. A major industry of Arkansas is tourism. Arkansas has 52 state parks and museums, seven national parks sites or memorials, and active symphony, theater, and opera organizations within the State.

State Economic Information. During the past 25 years, Arkansas’s economy has shifted from agriculture to light manufacturing to more sophisticated processes and products such as electronics, transportation equipment, and industrial machinery. Services and manufacturing account for the largest share of the State’s gross product. The electronics/industrial machinery sector in Arkansas includes electronics, industrial and commercial machinery, and computer equipment. Information technology represents one of the fastest growing industries in Arkansas. Arkansas’s information technology sector includes businesses that provide computer programming, data processing and management, computer software and systems design, information retrieval, telephone communications, and other technology-related business services. The health services, wholesale/retail trade, and services sectors have also grown in recent years. The tourism industry is also important to Arkansas with tourists spending approximately $9.9 billion in Arkansas in 2023. Agriculture and agriculture-related biotechnology also play an integral part in the Arkansas economy. Arkansas ranks first in the nation in rice production, third in poultry production, and third in cotton production. Other chief agricultural products include soybeans and wheat. Principal manufactured products include chemicals, food products, lumber and wood products, paper, electronic equipment, rubber and plastic products, furniture, home appliances, apparel, machinery, transportation equipment, and steel. In addition, the State has significant natural gas and oil producing interests, as well as mining and forestry activities. The diversification of economic interests has lessened the State’s cyclical sensitivity to the impact of any single sector. The unemployment rate for 2024 averaged 3.6% compared to a national rate of 4.1%.

The gross domestic product for Arkansas in 2024 was $148.2 billion and retail gross domestic product for 2024 was $14.9 billion. Property values in Arkansas for real and personal property in 2023 are estimated at an assessed value of $59.7 billion. The employment distribution among various sectors of the economic base of Arkansas in April 2024 was as follows (rounded percentages): 19.7% Trade, Transportation, and Utilities; 15.5% Government; 15.6% Education and Health Services; 11.9% Manufacturing; 11.7% Professional and Business Services; 9.4% Leisure and Hospitality; 4.9% Construction; 5.1% Financial Activities; 4.9% Mining and Logging; 0.9% Information; and 4.8% Other Services.

Arkansas is a leader in the South for its favorable business climate and low cost of doing business. The State’s average cost of living for the metropolitan statistical areas is consistently lower than the national average. Businesses are able to enjoy low tax obligations through incentives, exemptions, credits, and refunds. Four Fortune 500 firms are headquartered in Arkansas: Tyson Foods, Inc., Wal-Mart Stores, Inc., Murphy USA, and J.B. Hunt Transport Services. A total of 300 Fortune 500 companies have operations in Arkansas.

Fiscal Matters. The General Assembly, the Office of Budget and the Office of Accounting of the Department of Finance and Administration (“DFA”), the Governor, the Treasurer, and the Division of Legislative Audit share responsibility for statewide financial management. The State is prohibited from deficit spending by its Constitution, and spending is limited to actual revenues received by the State. The General Assembly is responsible for legislating the level of State services and appropriating the funds for operations of State agencies. The Office of Budget prepares the Executive Budget with the advice and consent of the Governor and also monitors the level and type of State expenditures. The Office of Accounting has responsibility for maintaining fund and appropriation control and, in conjunction with the Auditor of the State, has responsibility for the disbursement process. The Treasurer has responsibility for maintaining the State fund balances and the investment of State funds, with the advice of the State Board of Finance. The Division of Legislative Audit has responsibility for performing financial post-audits of State agencies.

Budgetary control is maintained through legislative appropriation. State agencies submit budgetary requests annually to the Office of Budget of the DFA. The Office of Budget prepares the Executive Budget and an estimate of general revenues. The General Assembly appropriates money after consideration of both the Executive Budget and the revenue estimate. The appropriation process begins in the joint House-Senate Budget Committee and then proceeds through both houses of the General Assembly. Legislative appropriations are subject to the Governor’s approval or veto, including the authority of line-item veto.

DFA maintains control over the spending patterns of the State through control at the line-item level. Arkansas Code Title 19 (Public Finance) requires the Director of the DFA, who is the State’s Chief Fiscal Officer, to be aware of the actual and estimated funds available at all times to ensure that they are sufficient to maintain the State on a sound financial basis without incurring a deficit. The law provides that 60 days prior to the convening of the General Assembly each year, the Governor shall issue a General Revenue Forecast based on the aggregate revenue forecasts of each state agency. The forecast identifies the expected level of general revenues collections and the net distributions of those revenues for the year, as required by the state’s Revenue Stabilization Act. The General Assembly then authorizes the level of funded appropriation each year based on the annual general revenue distribution along with other special and federal revenue sources.

For the 2024 fiscal year, general fund State revenues totaled $24.0 billion. Total expenditures were $22.2 billion. The surplus above net available distribution was $278.6 million. The excess of revenues over expenditures was $1.9 billion. The total net change in fund balance totaled an increase of $1.02 billion with $9.5 billion as the fund balance at the beginning of the year and $10.6 billion at the end of the year.

Indebtedness of the State of Arkansas. The Constitution and laws of the State of Arkansas do not limit the amount of debt that may be incurred by the State. General obligation debt may be incurred only upon approval of the electors of the State at a general election or a special election held for such purpose. The State issues both general obligation bonds and special obligation or revenue bonds. General obligation bonds are backed by the full faith and credit of the State, and revenue bonds are backed by a revenue source and restricted funds as specified in the bond resolution. Revenue bonds are generally designed to be self-supporting from the revenue source related to the financed program. On November 8, 2016, voters passed an amendment to the Arkansas Constitution that removed the limitation on the principal amount of general obligation bonds, which were not to exceed 5.00% of general revenue, in order to attract large economic development projects. The State is rated AA by a nationally recognized statistical rating organization, which indicates a very strong creditworthiness compared to similar issues.

General obligation bonds outstanding at June 30, 2024 totaled $437,405,000. With an estimated 2024 population of 3.1 million, the net general obligation bonded debt per capita was $69. Arkansas also has a number of issues of special obligation or revenue bonds outstanding.

In regard to guaranteed indebtedness, the Arkansas Economic Development Commission ("AEDC") has the authority to guarantee repayment of indebtedness incurred by private borrowers, not to exceed $5,000,000 in each instance, to promote industrial development within the State. In addition, the Arkansas Development Finance Authority (“ADFA”) may guarantee bonds issued by ADFA, or other local issuers for various educational and economic development purposes, including obligations issued by a venture capital investor group.

The State’s governmental activities had $870.1 million in bonds, notes payable, and capital leases outstanding at June 30, 2024. Also, at that time, the governmental activities of the State had approximately $161.5 million of claims and judgments outstanding. The State’s business-type activities had $2.8 billion in bonds, notes payable, and capital leases outstanding at June 30, 2024. At that time, the business-type activities had approximately $225.5 million of claims and judgments outstanding.

State Retirement Programs. Arkansas currently has five major retirement systems for its employees: the Arkansas Public Employees Retirement System (“APERS”), the Arkansas State Police Retirement System (“ASPRS”), the Arkansas Judicial Retirement System (“AJRS”), the Arkansas Teacher Retirement System (“ATRS”), and the Arkansas State Highway Employees Retirement System (the “ASHERS”).

APERS is a cost-sharing, multiple-employer, defined benefit plan covering all State employees not covered by another authorized plan, although a small number of the participants in this system do continue in a participatory program in existence prior to 1978. As of June 30, 2024, the number of active participants in the program was 43,394, and the number of retired and survivor beneficiaries was 42,797. The ASPRS is a single-employer, defined benefit pension plan covering all commissioned police officers of Arkansas State Police. The ASPRS is administered by APERS and, as of June 30, 2024, included 527 active participants, 34 deferred retirement active participants, and 775 retired participants and survivor beneficiaries. AJRS is a single-employer, defined benefit pension plan which covers all Circuit and Court of Appeals Judges and Supreme Court Justices. As of June 30, 2024, there were 145 active participants and 179 retired participants and survivor beneficiaries in AJRS. ATRS is a cost-sharing, multiple-employer, defined benefit plan which covers all Arkansas Public School employees, with some exceptions, and employees of State colleges and universities and the Department of Vocational and Technical Education Division who do not elect a qualified alternative retirement plan. As of June 30, 2024, there were 71,246 active participants and 56,177 retired participants and beneficiaries. ASHERS is a single-employer defined benefit plan covering all employees of the Arkansas State Highway and Transportation Department. As of June 30, 2024, there were 3,597 active participants and 3,625 retired participants and beneficiaries.

Other Post-Employment Benefits. In addition to the pension benefits, the State provides other post-employment benefits through the Employee Benefits Division of DFA and, for uniformed state police employees, through the Arkansas State Police. State colleges and universities also provide other post-employment benefits.

Economic Forecast. The State’s personal income for the 2024 fiscal year was $180.1billion, an increase of 3.3% over fiscal year 2023. Personal income for fiscal year 2025 is estimated at $187.0 billion, an increase of 3.8% over fiscal year 2024. In 2025, payroll employment is expected to average 1.4 million jobs, an approximate increase of 1.2% from fiscal year 2024. The actual net available revenue collected in 2024 was $6.9 billion, and the estimated actual net available revenues for 2025 are estimated at $6.6 billion.

California:

The following discussion highlights some important financial information, which is drawn from official statements relating to securities offerings of the State (including the official statement for the State’s $2,631,480,000 Various Purpose General Obligation and Various Purpose General Obligation Refunding Bonds, dated April 2, 2025, the “Latest OS”), its agencies or instrumentalities, as available as of the date of this Statement of Additional Information and well as other releases recently made by the State and the federal government.

General Demographic and Economic Factors

California’s economy, the largest among the U.S. states and the fourth largest in the world, is diverse with major components in high-technology, trade, entertainment, manufacturing, tourism, construction, and services. The State’s population as of January 2025 was approximately 39.53 million, which represents approximately 11.6% of the total United States’ population. California’s population is expected to grow only marginally for the foreseeable future, with its population expecting to reach 41.2 million residents by 2070. California has a similar age structure to the rest of the United States with 22% of Californians under age 18, and 16.4% age 65 or older. California’s population is highly concentrated in metropolitan areas, with a majority of its people located in the five-county Los Angeles area and the nine-county San Francisco Bay combined metropolitan areas. Total personal income in California was in excess of $3.72 trillion at the end of 2024 and accounted for 13.6% of all personal income in the nation. Total civilian employment was approximately 18.328 million in December of 2024, the majority of which was in the services and trade sectors. The latest statistics from the U.S. Department of Labor (May 2025) pegs State unemployment at 5.3%, which is significantly higher than the national average (4.2% in May 2025), and the third highest state rate in the nation.

Overall, California’s GDP accounted for 14% of the nation’s GDP in 2024, making it the fourth largest economy in the world. California issued 99,959 residential building permits in 2024. Approximately 61% of these permits were for single-family structures. California’s export of goods exceeded $183.3 billion dollars in 2024, up 4% from the previous year.

State Finances

Overview of State Financial Condition. The Governor declared a fiscal budget emergency on June 26, 2024 to address fiscal year 2024-25 and 2025-26 budget shortfalls. In accordance with such declaration there was a suspension of required transfers to State reserve funds, as well as withdrawals from existing reserves to allow the State to be able to take a more balanced approach to current budgetary shortfalls.

The noted budget shortfalls indicate that the State is seeing the reemergence of its prior structural deficit issues (more mandated spending than generated revenue). In addition, the State continues to face tens of billions of dollars of unfunded long-term pension and retiree healthcare costs that it is responsible for.

General Fund Revenues, Expenditures and Cash Management. The State’s money is segregated into over 1,000 funds, the lion’s share of which are found in the General Fund. The General Fund is credited with all revenues received by the State Treasury that are not required by law to be credited to any other fund, and certain earnings form the investment of State money. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State. The State receives revenues from taxes, fees, and other sources, the most significant of which are the personal income tax, sales and use tax, and corporation tax (which collectively constitute over 90 percent of total General Fund revenues and transfers). The State expends money on a variety of programs and services. Significant elements of State expenditures include education (both kindergarten through twelfth grade and higher education), health and human services, and public safety programs.

The State maintains four (4) principal budget reserve funds. The Special Fund for Economic Uncertainties (the “SFEU”) is funded with General Fund revenues and was established for the purpose of protecting the State from unforeseen revenue reductions and/or unanticipated expenditure increases. The State Controller is authorized to transfer amounts in the SFEU to the General Fund as necessary to meet cash needs of the General Fund; such transfers being characterized as “loans.” The State Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund. At the end of each fiscal year, the State Controller is required to transfer from the SFEU to the General Fund any amount necessary to eliminate any deficit in the General Fund. In addition, in certain circumstances, moneys in the SFEU may be used in connection with disaster relief. Current estimates provide that the SFEU will have a balance of $8.3 billion at the end of fiscal year 2024-25, and a balance of $4.5 billion at the end of fiscal year 2025-26. Proposition 58 created the BSA, the second budgetary reserve fund (the operation of which was succeeded by Proposition 2). The BSA is funded from transfers from the General Fund, such transfers continuing until the BSA reaches 10% of the estimated General Fund revenues for a given fiscal year. Current estimates provide that the BSA will have a balance of $18 billion at the end of fiscal year 2024-25. In fiscal year 2025-26, however, there will be withdrawals of $7.1 billion, leaving a balance of $10.9 billion in the BSA. Proposition 2 created the Public School System Stabilization Account (the “PSSSA”), a special fund that serves as a reserve for mandated Proposition 98 educational funding. Balances in the PSSSA must be spent on education in fiscal years in which minimum mandated Proposition 98 spending is not otherwise funded. The Governor’s Budget proposes minor changes to the fund which will have a fiscal year 2024-25 ending balance of $1.16 billion and the PSSSA is expected to have a balance of $1.53 billion at the end of fiscal year 2025-26. In addition, the 2018 Budget Act created another budgetary reserve, the Safety Net Reserve Fund, for the specific purpose of protecting safety net services during an economic downturn. The Safety Net Reserve Fund has a zero balance as its entire balance was withdrawn to support health and social services programs.

Constraints on the Budget Process; Restriction on Raising or Using General Fund Revenues. Complicating the State’s (and certain of its political subdivision’s) budgetary issues, over the years, a substantial number of laws and constitutional amendments have been enacted, often through voter initiatives, which have increased the difficulty of raising state taxes, restricted the use of the State’s General Fund or special fund revenues, or otherwise limited the Legislature and the Governor’s discretion in enacting budgets. Historic examples of provisions that make it more difficult to raise taxes include Proposition 13, passed in 1978 (and its related provision, Proposition 4, passed in 1979), which, among other things, required that any change in state taxes enacted for the purpose of increasing revenues collected pursuant thereto, whether by increased rates or changes in computation, be approved by a two-thirds vote in each house of the Legislature. Proposition 26, approved on 2010, requires a two-thirds vote in each house of the Legislature for any tax on any taxpayer, eliminating the prior practice of tax offsets. It also provides that any increase in a fee beyond the needed to provide the specific service is deemed a tax. Examples of provisions restricting the use of General Fund revenues are Proposition 98, passed in 1988, which mandates that a minimum amount of General Fund revenues be spent on local education (together with Proposition 49, passed in 2002, that mandates additional funding for pre and post school programs), and Proposition 10, passed in 1998, which raised taxes (and Proposition 56, passed in 2016, which further raised taxes) on tobacco products and mandated how the additional revenues would be expended. Constitutional amendments approved by the voters have also affected the budget process. These include Proposition 58, approved in 2004, which requires the adoption of a balanced budget and restricts future borrowing to cover budget deficits; Proposition 63, approved in 2004, which imposes a surcharge on taxable income of more than $1 million and earmarks this funding for expanded mental health services, but prohibits the Legislature or the Governor from redirecting General Fund support for mental health services below certain levels; and Proposition 1A, approved in 2004, which limits the Legislature’s power over local revenue sources. Propositions 22 and 26, approved on November 2, 2010, further limit the state’s fiscal flexibility. Proposition 25, also passed by the voters in November 2010, changed the legislative vote requirement to pass a budget and budget related legislation from two-thirds to a simple majority. It retained the two-thirds vote requirement for taxes. Proposition 30, approved on November 6, 2012, among other things, placed into the state Constitution the current statutory provisions transferring 1.0625% of the state sales tax to local governments to fund the realignment program for many services including housing criminal offenders. More recently, Proposition 2 passed by voters on November 4, 2014, amends the Proposition 58 version of the Budget Stabilization Account, and requires one-half of a calculated amount of money to be put aside in a “rainy day fund,” with the other half to be used to pay down debts and liabilities for the first fifteen years. Proposition 55, approved by the voters in 2016, extended the personal income tax rates for high-income taxpayers included in Proposition 30, which were set to expire on December 31, 2018, through tax year 2030. The effect of these various constitutional and statutory provisions is a structural imbalance in the State’s ability to raise revenues and its obligations to make expenditures, which in turn may impact the ability of California issuers of municipal securities to pay interest and principal on their obligations and may depend, in part, on whether a particular security is a general obligation or limited obligation bond (with limited obligation bonds being generally less affected). Moreover, other measures affecting the taxing and spending authority of California, or its political subdivisions may be approved or enacted in the future. However, it is not possible to predict the likelihood of such future legislation or other measures.

State and Local Government Interaction, State Assistance. Property tax revenues received by local governments declined significantly following passage of Proposition 13. Counties, in particular, have had fewer options to raise revenues than many other local government entities and have been required to maintain many services. To offset these tax revenue losses, the State provides aid to local governments from the General Fund, principally for the purpose of funding K-12 schools and community colleges. Legislation and the enactment of Proposition 1A and Proposition 22 dramatically changed the State-local fiscal relationship. These statutory and Constitutional changes implemented an agreement negotiated between the Governor and local government officials (the ‘‘State-local agreement’’). One such change relates to the reduction of the vehicle license fee (‘‘VLF’’) rate from 2% to 0.65% of the market value of the vehicle. In order to protect local governments, which have previously received all VLF revenues, the reduction in VLF revenue to cities and counties from this rate change was replaced by an increase in the amount of property tax they receive. This worked to the benefit of local governments because the backfill amount annually increases in proportion to the growth in property tax revenues, which has historically grown at a higher rate than VLF revenues, although property tax revenues declined between fiscal years 2009-10 and 2011-12. As part of the State-local agreement, Proposition 1A reduces the Legislature’s authority over local government revenue sources by placing restrictions on the State’s access to local governments’ property, sales, and VLF revenues. Proposition 22, approved by voters in 2010, prohibits any future borrowing by the State from local government funds and inter-fund borrowing from certain transportation funds, and generally prohibits the Legislature from making changes in local government funding sources. Proposition 1A also prohibits the State from mandating that cities, counties or special districts undertake certain activities without providing for the funding needed to comply with such mandates.

Current and Adopted Budgets. The budget discussions below are based on estimates and projections of revenues and expenditures as supplied by the State. These estimates and projections are based upon public releases from the California Department of Finance and the Latest OS.

Fiscal Year 2024-25 Budget. The 2024-25 fiscal year budget, as revised, included $232 billion in General Fund spending. General Fund expenditures for fiscal year 2024-25 were originally projected at $211.5 billion. As revised with the release of the Governor’s Budget, General Fund revenues and transfers for fiscal year 2024-25 were projected at $222.5 billion ($212.1 billion as originally projected). Excess expenditures are being funded from the existing General Fund surplus and transfers from State reserve funds. The 2024-25 budget as revised included General Fund expenditures of $84.1 billion for K-12 education, $23.1 billion for Higher Education, $76.2 billion for Health and Human Services and $14 billion for Public Safety.

Governor’s Proposed Fiscal Year 2025-26 Budget. California’s Governor released the Governor’s Budget on January 10, 2025 (as later revised in May), that reflects a balanced budget in fiscal year 2025-26, and projects sizeable operating deficits beginning in fiscal year 2026-27 absent further corrective actions. The 2025-26 budget includes General Fund expenditures of $75 billion for K-12 education, $23.4 billion for Higher Education, $83.3 billion for Health and Human Services and $13.6 billion for Public Safety.

General Fund revenues and transfers for fiscal year 2025-26 are projected at $225.1 billion, an increase of 1.2% against the prior fiscal year. General Fund expenditures for fiscal year 2025-26 are projected at $228.7 billion, $3.2 billion less than the prior fiscal year. Despite expenditures that are in excess of revenue, fiscal year 2025-26 is projected to be balanced based on the actions outlined in the Governor’s Budget with his May Revisions.

Bond Ratings

Standard & Poor’s, Moody’s and Fitch Ratings assign ratings to California’s long-term general obligation bonds. The State’s general obligation bond ratings, from all its rating agencies, dropped considerably since the onset of the national recession, and have remained at lowered levels, after coming off their absolute lows, with the agencies all citing liquidity pressures, likelihood of lower revenues and a continuing economic decline. In April of 2025, California issued its general obligation bonds that were rated “Aa2”, “AA-“, and “AA” by Moody’s, S&P and Fitch, respectively.

The obligations of California’s municipalities are generally stand-alone credits, rated on their own, and not affected by the State’s bond ratings. The ratings of certain related debt of other issuers for which California has an outstanding lease purchase, guarantee, or other contractual obligation (such as for State-insured hospital bonds) are generally linked directly to California’s rating. Such ratings reflect only the respective views of such rating agencies and an explanation of the significance of a rating may be obtained from such rating agencies. There can be no assurance that the conditions on which these ratings are based will continue, that any such ratings will remain in effect for any given period of time or that they may not be lowered or withdrawn entirely, or that particular bond issues may not be adversely affected by changes in financial, economic, political or other conditions. Any downgrade revision or withdrawal assigned to such debt obligations could have an adverse effect on their market price and liquidity.

Obligations of the State of California

General Obligations. Under the California Constitution, debt service on most of the State’s outstanding general obligation bonds is appropriated and paid from the General Fund (other than self-liquidating bonds). Such debt service is the second charge to the General Fund after support of the public school system and public institutions of higher education. As of January 1, 2025, California had approximately $79.3 billion aggregate amount of long-term general obligation bonds and lease-revenue obligations outstanding, payable primarily from the State’s General Fund (with $653.8 million of which is self-liquidating), and unused voter authorizations for future issuance of approximately $45.3 billion of long-term general obligation bonds (and $6.6 billion of lease revenue bonds).

California Long Term Lease Obligations. Based on a series of court decisions, certain long-term lease obligations, although typically payable from the General Fund of the State or a municipality, are not considered ‘‘indebtedness’’ requiring voter approval. Such leases, however, are subject to ‘‘abatement’’ in the event that the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common causes of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility. In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due.

Non-Recourse Debt. Certain state agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from state revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users or local governments of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities. State agencies and authorities had tens of billions in aggregate principal amount of revenue bonds and notes, which are non-recourse to the General Fund, outstanding as of January 1, 2025.

Obligations of Other Issuers

There are a number of State agencies, instrumentalities, and political subdivisions of the State that issue municipal obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. The primary units of local government in California are its 58 counties, which range in population size from less than 2,000 residents in Alpine County to approximately 10 million residents in Los Angeles County. The counties are responsible for the provision of many basic services, including indigent health care, welfare, jails, and public safety in unincorporated areas. There are also 482 incorporated cities in California and thousands of special districts formed for education, utilities, and other services.

Recent Developments

Statewide.

The State is adjusting to operating with lessened federal assistance. Better than anticipated revenues have helped to ease the transition, but the State is nonetheless seeing the reemergence of a structural deficit in its budgeting process. In addition, the federal government is considering cutting certain federal education funds to California, which could add to the State’s budget imbalance.

Recent Cash Receipts.

In March 2025, the Department of Finance reported that cash receipts for fiscal year-to-date through February were $4.6 billion, or 3.8 percent, above the 2025-26 Governor’s Budget forecast of $121.4 billion. The fiscal year-to-date overage was the result of higher receipts from personal income tax, which were $3.1 billion above forecast, corporate tax revenues that were up $111 million over forecast, and other revenues were $1.5 billion above forecast. These gains were partially offset by lower-than-expected sales tax receipts that were $263 million below forecast. The 2025-26 Governor’s Budget forecast did not incorporate the delayed tax deadlines for Los Angeles County taxpayers, which negatively impacted January sales tax and personal income tax receipts.

Legal Proceedings

The State is involved in certain legal proceedings that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues (or cash flow including through the limitation of certain financing vehicles or budgetary mechanisms). The most significant of these lawsuits involves school funding under Proposition 98. This lawsuit alleges that the minimum school funding requirements as set forth in Proposition 98 have been violated. Loss of this lawsuit would require greater school funding be made from the General Fund, but the future financial impact of this litigation on the General Fund is currently unknown.

Other Considerations

Persistent inflation, supply chain disruptions, chronic housing storages, capital gain volatility, impositions of new tariffs, and threats to federal funds have and may continue to have a dampening effect on State economic results. In addition, natural disasters, such as earthquakes, droughts and floods, other climate changes events have caused substantial damage to parts of California or have harmed the State’s economy, and the possibility exists that another natural disaster could create a major dislocation of the California economy.

Georgia:

Georgia is the 8th largest state with an estimated population of 11.18 million people in 2024. In June 2024, Georgia's seasonally-adjusted unemployment rate was 3.6%, an increase from the rate of 3.3% in June 2023 and 0.5% less than the overall national unemployment rate in June 2024, according to the U.S. Bureau of Labor Statistics.

According to information from the U.S. Bureau of Economic Analysis (the "BEA"), in 2024, Georgia current-dollar gross domestic product (GDP) was 882,534.5 million and ranked 8th in the United States; further, in 2024, Georgia real GDP grew 3.4% while the 2023-2024 national change was 2.8%. In 2024, the largest industry in Georgia was finance, insurance, real estate, rental, and leasing, which accounted for 21.8% of Georgia GDP and had a 2.4% real growth. The second largest industry was professional and business services, which accounted for 13% of Georgia GDP and had a 1.8% real growth. The largest contributor to real GDP growth in Georgia was retail trade, which accounted for 0.54 percentage point of the total growth in real GDP. The second largest contributor to real GDP growth was finance, insurance, real estate, rental, and leasing, which accounted for 0.52 percentage point of total growth in real GDP. The BEA also reports the per capital personal income in Georgia was estimated to be $62,393 in 2024, an increase of 4.5% from 2023 and ranking 41st in the United States and was 86.1% of the national average, $72,425.

The State operates on a fiscal year beginning July 1 and ending June 30. Treasury receipts for the fiscal year 2024 showed an increase of 1.34% over receipts from fiscal year 2023. According to the State Accounting Office, individual income tax receipts and sales and use tax receipts of the State for fiscal year 2024 comprised approximately 41.92% and 23.56%, respectively, of the total State treasury receipts. Sales and use tax revenues increased by 1.0% in fiscal year 2024 compared to fiscal year 2023, and individual income tax revenues decreased by 5.6% in fiscal year 2024 compared to fiscal year 2023.

As of June 30, 2024, the State of Georgia had $11.2 billion in total outstanding bonded debt. Of this amount, $10.2 billion (net of premiums and discounts) (90.9%) is secured by the full faith and credit of the government for general obligation bonds. Guaranteed revenue bonds of $588.5 million (5.2%) are secured primarily by toll revenues or applicable security deeds and related assignment of contract documents; and $440.2 million (3.9%) in State Road and Tollway Authority GARVEE bonds are secured by Federal Highway Administration grant funds and state motor fuel funds.

The Georgia Constitution also permits the State to incur public debt to supply a temporary deficit in the State treasury in any fiscal year created by a delay in collecting the taxes of that year. Such debt must not exceed, in the aggregate, 5% of the total revenue receipts, less refunds, of the State treasury in the fiscal year immediately preceding the year in which such debt is incurred. The debt incurred must be repaid on or before the last day of the fiscal year in which it is to be incurred out of the taxes levied for that fiscal year. No such debt may be incurred in any fiscal year if there is then outstanding unpaid debt from any previous fiscal year which was incurred to supply a temporary deficit in the State treasury. No such debt has been incurred under this provision since the inception of the constitutional authority permitting it.

Virtually all debt obligations of the State of Georgia and its counties, municipalities, and other political subdivisions and public authorities are required by law to be validated and confirmed in a judicial proceeding prior to issuance.

As of June 1, 2024, Moody's, S&P, and Fitch have given State of Georgia debt ratings of "Aaa", "AAA", and "AAA", respectively. Such ratings reflect only the respective views of such rating agencies and an explanation of the significance of a rating may be obtained from such rating agencies. There can be no assurance that the conditions on which these ratings are based will continue, that any such ratings will remain in effect for any given period of time or that they may not be lowered or withdrawn entirely, or that particular bond issues may not be adversely affected by changes in financial, economic, political, or other conditions. Any downgrade revision or withdrawal assigned to such debt obligations could have an adverse effect on their market price and liquidity.

The State, from time to time, is named as a party in certain lawsuits, which may or may not have a material adverse impact on the financial position of the State if decided in a manner adverse to the State's interests. The status, as of June 30, 2024, of certain of such lawsuits which could have a significant impact on the State's financial position are summarized below.

CSX Transportation v. David M. Curry, Commissioner, Georgia Department of Revenue, Ga. Tax Tribunal Docket Nos. 1622264, 1645680, 1733834, 1914964 and 2229506. CSX filed multiple appeals of constructive denials of refunds for sales and use tax imposed on diesel fuel starting in 2013. The DOR did not act on the refund claims due to the pendency of litigation on a comparable issue in the U.S. Supreme Court against the State of Alabama. The issue is whether the sales and use tax imposed on diesel fuel purchased by rail carriers violates Section 306 of the Railroad Revitalization and Regulatory Reform Act of 1976 (the "4-R Act"), prohibiting discriminatory treatment of rail carriers. CSX contends that the application of a four percent (4%) sales tax rate to its purchase of diesel fuel violates Section 306 of the 4-R Act because motor carriers are subject to state and local taxes but are exempt from the first three percent (3%) of the four percent (4%) sales tax rate under O.C.G.A. § 48-8-31, and because interstate water carriers are exempt from sales and use tax under O.C.G.A. § 48-8-3(17). The total of the sales and use tax refunds claimed by CSX for tax periods October 2010 through July 2019, is approximately $65,000,000.

The Georgia Tax Tribunal cases were stayed pending the outcome of litigation in Alabama in CSX Trans., Inc. v. Alabama Department of Revenue, Case No. 17-11705-G. The Eleventh Circuit ruled in CSX Transp., Inc. v. Alabama Department of Revenue, 888 F.3d 1163 (11th Cir. 2018) that Alabama's sales and use tax did not discriminate against railroads when compared to motor carriers but did discriminate against railroads when compared to water carriers. Alabama and CSX filed petitions for certiorari to the U.S. Supreme Court which denied the petitions on June 24, 2019. Therefore, the Eleventh Circuit's decision was affirmed, and the case was remanded to the District Court in Alabama to conclude proceedings. The District Court issued a final judgment in favor of CSX in Alabama in 2019, and a District Court ruled in favor of the smaller railroad carriers there in 2021 on the same grounds. At this stage of litigation, it is impracticable to render an opinion about whether the likelihood of an unfavorable outcome is either "probable" or "remote"; however, the State believes it has meritorious defenses and is vigorously defending this action.

Savannah Convention Center Contract Dispute. In 2018, the Georgia State Financing and Investment Commission (the "Commission") contracted with Clark Construction Group, LLC ("Clark Construction") to serve as the general contractor for an expansion of the Savannah Convention Center. The total estimated cost to complete the expansion project is approximately $275.0 million. Clark Construction, however, seeks an additional amount of $40.0 million due to claimed additional costs and delays associated with allegations of unforeseen circumstances, including a claim that an unforeseen boat slip was discovered that has made the contracted work both more costly and more time consuming. This allegedly unforeseen boat slip makes up the bulk of the claim, but the Commission denies that it was unforeseen. The Commission vigorously disputes both the size and nature of the claim. To date, there has been no threatened litigation or suit filed. Clark Construction and the Commission held an unsuccessful mediation in the spring of 2023 and continue to have discussions to resolve this matter. At this stage of the dispute, it is impracticable to render an opinion about whether the likelihood of an unfavorable outcome is either "probable" or "remote"; however, the Commission believes it has meritorious defenses and is vigorously defending against this claim.

Cappelletti et al. v. Georgia Department of Community Affairs et al., civil action number 5:25-cv-0009-LGW (S.D. Ga.). The plaintiffs brought this purported class action challenging DCA’s mortgage assistance program as being unlawfully and unconstitutionally discriminatory. Plaintiffs claim that the program, which administered federal funds provided as part of COVID-19 relief efforts, discriminated against white and other non-socially-disadvantaged groups, by having broader qualification criteria for socially-disadvantaged groups. According to Plaintiffs, the program, which followed federal regulations and guidelines, violates Title VI of the Civil Rights Act of 1964 and other constitutional provisions. Plaintiffs have demanded the creation of a class action settlement pool in excess of $81 million. Some or all of the claim are likely covered by the General Liability Agreement provided by the Department of Administrative Services.

To date, Plaintiffs have not perfected service on DCA. And while it is difficult to render an opinion about the likelihood of an unfavorable outcome, the State believes it has meritorious defenses that would either preclude liability or reduce liability substantially below Plaintiff’s demands. The State intends to vigorously defend this litigation.

Guam:

Tourism revenues and U.S. federal and military spending are key contributors to Guam's economy. Guam’s location in the Pacific region, a three-to-five-hour flight from many Asian countries, enhances its population diversity, tourism industry, and U.S. military strategic importance. Guam’s economy was significantly affected by the COVID-19 pandemic, as measures such as mandatory quarantines, restrictions on public gatherings, closures of non-essential businesses, and disruptions to governmental services led to a sharp decline in economic activities. The COVID-19 pandemic and related consequences have not only led to a sharp decline in tourism and related revenues, but also disrupted supply chains and could disrupt or delay certain construction activities. Guam's economy has been and is expected to continue to be significantly impacted by the COVID-19 pandemic.

Tourism represents a significant share of the economic activity on Guam. Historically, Guam’s tourism industry has correlated to global economic conditions, disposable income, and geopolitical stability. A weak economy, war, epidemic or pandemic outbreaks, natural disasters or the threat of terrorist activity, among other influences that are beyond the government of Guam's control, can adversely affect the tourism industry. For example, the outbreak of the COVID-19 pandemic in 2020 had a significant impact on the tourism industry. Currency exchange rates, trade balances, political relationships, and conflicts within and between countries are also increasingly important influences on tourism. The travel industry witnessed a sharp decline during the COVID-19 pandemic. As a result of the pandemic, visitor arrivals in calendar years 2020 and 2021 declined significantly, which resulted in reduced collection of tax revenues. However, visitor arrivals in Guam have slowly regained traction, with calendar year arrivals in 2022 and 2023 exceeding those of the previous years. Guam’s international airport, the Antonio B. Won Pat Guam International Air Terminal (the "Airport"), continues to rebound post-pandemic. After experiencing its lowest activity in 30 years in fiscal year 2020, the Airport recorded approximately 2 million passenger movements in 2024, representing a 21.1% increase compared to the 1.6 million passenger movements reported in fiscal year 2023.

Any continued or future significant downturn in tourism, including a downturn related to South Korean or Japanese economic conditions or social policies, may result in reduced tax revenues. Political events in Asia may create the risk of conflict for the region in general and, in some cases, for Guam. For example, threats by North Korea in 2017 contributed, in part, to a brief decline in the number of tourists visiting Guam in fiscal year 2018. While the government of Guam sees visitor arrivals rebound once the pandemic subsides, no assurance can be given that Guam will not experience continued reductions in the number of visitors from South Korea, Japan or other visitor market because of the COVID-19 pandemic, natural disasters, military conflict, or other economic, political, or societal conditions.

The Bureau of Economic Analysis of the United States Department of Commerce ("BEA") released its estimates of GDP for Guam for 2022. The BEA's estimates indicate that Guam’s GDP increased 5.1% in 2022 after increasing 2.1% in 2021 (most recent data available). The increase in GDP reflected increases in exports, private fixed investment, government spending, and personal consumption expenditures. Imports, a subtraction item in the calculation of GDP, increased.

According to the Government of Guam Bureau of Statistics and Plans, Guam's consumer price index in the fourth quarter of 2024 increased 0.4% from the prior year and the annual percentage change from the fourth quarter of 2023 to the fourth quarter of 2024 was 0.7%. According to the U.S. Department of Labor Bureau of Labor Statistics, the average annual wage for residents of Guam increased from $33,280 in 2014 to $44,480 in 2024.

Guam imports the majority of its food and goods. Over 90% of imports enter through Guam's commercial shipping port, which serves as a transshipment hub for Micronesia. Despite the COVID-19 pandemic, port operations remain stable, with increased demand for imported goods during the pandemic.

The U.S. Census Bureau estimated Guam’s population at approximately 153,836 in 2020 (most recent data available). As of December 2024, the unemployment rate was 3.9%, slightly above the pre-pandemic levels of 3.6%.

Guam’s economy is also affected by the U.S. military presence on the island. As of 2023, there were over 7,000 active duty U.S. military personnel on Guam. Efforts to relocate U.S. Marines and their families from Okinawa to Guam have begun, but the process has experienced delays. While the relocation could boost local economic activity and increase tax revenue, the pace and scale of its impact is difficult to predict. The U.S. government may choose to relocate military fleets, equipment and personnel from time to time in ways that either increase or decrease the U.S. military presence on Guam, and the government of Guam cannot predict whether or when such adjustments may occur. If the U.S. military elects to reduce or eliminate its presence in Guam, the economy could decline.

The construction industry is heavily dependent on skilled foreign workers that require H-2B visas to work in Guam. As of June 2024, there were over 5,000 individuals with H-2B visas in Guam, the highest it has been in over 30 years. Changes or amendments to policies by the United States Citizenship and Immigration Service (“USCIS”) from time to time can impact the number of H-2B visas approved. H-2B visas being denied may impact labor shortages and may fuel economic downturns. From time to time, the USCIS has changed, amended, or modified its policies with respect to approval of H-2B visas. Future approval of new H-2B visas or extensions of existing H-2B visas is uncertain and could impact future military construction, public infrastructure, and private sector jobs on Guam.

Guam’s location on the southern end of the Marianas Island chain makes the country more susceptible to extreme weather conditions. In the past, typhoons have caused significant damage to facilities and infrastructure in Guam, including its water and electric systems. Most recently, Typhoon Mawar caused significant damage to the island’s infrastructure. Although the United States Federal Emergency Management Agency (“FEMA”) makes disaster relief assistance available after significant typhoon or earthquake damage, there can be no assurance that future typhoons and/or earthquakes will not cause significant damage on Guam, or that FEMA will provide disaster relief assistance if significant damage is experienced. There can also be no assurance that, even with FEMA assistance, damage that results from future typhoons or earthquakes will not adversely affect business activity on Guam and, as a result, tax revenues.

Guam may be impacted by climate change, including rising sea levels, excessive rainfall, stronger tropical storms, drought, ocean acidification, coral bleaching, saltwater intrusion, storm surges, rising temperatures and increased migration threatening security and resources. The impact of climate change and climate variability may also have detrimental socioeconomic impacts to Guam. The government of Guam has started system-wide coordination and long-range planning efforts to mitigate the potential adverse environmental and socioeconomic impacts of climate change. The government of Guam is unable to predict whether sea-level rise or other impacts of climate change will occur while securities issued by Guam are outstanding. Any such events could have an adverse impact on Guam's economy and on securities issued by Guam.

Bond Ratings. As of February 2025, Guam’s general obligation bonds were rated "BB-" by S&P Global Ratings. In January 2024, Moody's Investors Service upgraded Guam’s issuer rating to “Baa3” from “Ba1,” marking a return to investment-grade status. Such ratings reflect only the respective views of such rating agencies and an explanation of the significance of a rating may be obtained from such rating agencies. Future events could have an adverse impact on the ratings. There is no assurance that any such rating will continue for any period of time or that it will not be qualified, downgraded, or withdrawn entirely by the assigning rating agency if, in its judgment, circumstances so warrant, or that particular bond issues may not be adversely affected by changes in financial, economic, political, public health, or other conditions. Any downgrade revision or withdrawal assigned to such debt obligations could have an adverse effect on their market price and liquidity.

Maryland:

The State of Maryland (“Maryland,” or the “State”) is the 42nd largest of the states by land area and has a population of 6,263,220, according to Bureau of the Census data from July of 2024. Maryland’s population is concentrated in urban areas, and the 11 counties in the Baltimore-Washington metropolitan region contain 87.4% of its population. Maryland’s population growth rate is below the national average, consistent with population growth patterns in other high-income states.

Maryland’s workforce is more highly educated than the United States as a whole, particularly at the college levels. As of 2023, the percentage of the population (25 years and over) with a bachelor’s degree or higher is 43.7% compared to 36.2% for the nation as a whole. Maryland ranks third in the nation in the percentage of its population over 25 with a graduate or professional degree.

The State has a varied economy and is one of the wealthier states. The government, retail trade, and services sectors (notably professional and business, and educational and health) are the leading areas of employment in the State. Between 2017 and 2021, despite its economic standing and the fact that per capita personal income in Maryland still significantly exceeds the national figure, per capita personal income growth in the State of Maryland was at a substantially lesser rate than the nation as a whole, and the State of Maryland’s ranking in respect to per capita personal income dropped to 10th in the nation (at 108.4% of the national figure), from a high of 5th in 2017. The unemployment rate in Maryland in May 2025, as cited by the U.S. Bureau of Labor Statistics, was 3.1%, compared to the national unemployment rate of 4.2%.

The State’s total General Fund expenditures recorded in accordance with generally accepted accounting principles (‘‘GAAP’’) for the fiscal years ending June 30, 2022, 2023 and 2024 were, $45.744 billion, $46.471 billion and $49.152 billion, respectively. The State’s General Fund had GAAP surpluses of $4.796 billion, $430 million and $339 million in 2022, 2023 and 2024, respectively. The State’s General Fund is the fund from which all general costs of State government are paid and to which taxes and other revenues not specifically directed by law to be deposited in separate funds are deposited or credited. The State’s General Fund represents approximately 40% of the State’s total budget, on a budgetary basis. The State also accounts for its General Fund on a budgetary basis which changes the classification of certain funds and the timing of certain revenues and expenditures. The State Constitution mandates a balanced budget.

On April 5, 2024, the General Assembly enacted the fiscal year 2025 budget (the “2025 Budget”). On a budgetary basis, the 2025 Budget contains $25.9 billion in overall General Fund spending, the largest categories of such expenditures being aid to local governments (predominantly earmarked for K-12 education), expenditures to support public health programs, expenditures for public safety and correctional services, and to fund the State Reserve Fund. It is anticipated that the State will end the fiscal year on June 30, 2025, with a surplus General Fund balance of $132 million.

On April 7, 2025, the General Assembly enacted the fiscal year 2026 budget (the “2026 Budget”). On a budgetary basis, the 2026 Budget contains $26.9 billion in overall General Fund spending, the three largest categories of which are public education (including K-12 and higher education), support for public health programs (including medical assistance) and administrative services. The enacted budget contains numerous modifications and changes to the budget originally submitted by the State’s Governor and resolves a projected shortfall of $3 billion. These actions included budget reductions of $1.6 billion, new taxes and fees of almost $1.2 billion, and other budgetary modifications, including transfers, of more than $800 million. As a result of these actions, the State is now projected to close fiscal year 2026 with a General Fund balance of $315 million and a Revenue Stabilization Account balance of $2.4 billion, which is about 9.4% of General Fund revenues. The Revenue Stabilization Account of the State’s Reserve Fund was established to retain State Revenues for future needs and to reduce the need for future tax increases.

The Department of Legislative Services forecasts a structural budget deficit of $186 million in fiscal year 2025 growing to $3.4 billion by fiscal year 2030. Increased expenditures together with stagnant revenue collections have reignited structural budget deficits for at least the short term foreseeable future.

The public indebtedness of the State of Maryland is divided into three basic types. The State issues general obligation bonds for capital improvements and for various State-sponsored projects. The Department of Transportation of Maryland issues limited, special obligation bonds for transportation purposes payable primarily from specific, fixed-rate excise taxes and other revenues related mainly to highway use. Certain authorities issue obligations solely from specific, non-tax enterprise fund revenues and for which the State has no liability and has given no moral obligation assurance. Maryland’s Counties and its other political subdivisions issue their own general obligation and revenue bonds.

According to recent available ratings, general obligation bonds of the State of Maryland are rated “Aa1” by Moody’s, “AAA” by S&P, and “AAA” by Fitch. Moody’s, for the first time since 1973, did not give the State a “Aaa” rating, but downgraded its bonds to Aa1 (in significant part based on the State’s structural deficit issues). In addition, the general obligation bonds of Maryland’s Counties other than Dorchester County (but including for this purpose the City of Baltimore), that have been rated by Moody’s, S&P, or Fitch, have all received and continue to maintain investment grade ratings no less than “Aa3” (as assigned to Caroline County) in fiscal year 2024. Such ratings reflect only the respective views of such rating agencies and an explanation of the significance of a rating may be obtained from such rating agencies. There can be no assurance that the conditions on which these ratings are based will continue, that any such ratings will remain in effect for any given period of time or that they may not be lowered or withdrawn entirely, or that particular bond issues may not be adversely affected by changes in financial, economic, political or other conditions. Any downgrade revision or withdrawal assigned to such debt obligations could have an adverse effect on their market price and liquidity.

Substantially all the foregoing information regarding the State’s budget and public indebtedness was obtained from the Preliminary Official Statement with respect to State of Maryland General Obligation Bonds dated June 4, 2025. Many factors affect and could have an adverse impact on the financial condition of the State of Maryland, its Counties, and other Maryland municipal issuers of debt obligations, many of which such factors are out of control of these issuers. It is not possible to predict whether, or to what extent, these factors may affect obligations of Maryland municipal issuers and the impact such factors might have on the ability of such issuers to meet the payment terms of their debt obligations.

Massachusetts:

MFS Massachusetts Municipal Bond Fund is more susceptible to factors adversely affecting issuers of Massachusetts municipal securities than comparable municipal bond funds that do not focus on investments in Massachusetts issuers.

Commonwealth Employment. The unemployment rate for the Commonwealth was 6.1% in 2020, 5.4% in 2021, 3.3% in 2022, and 3.2% in 2023. The national unemployment rate was 5.9% in 2020, 4.2% in 2021, 3.5% in 2022, and 3.4% in 2023. As of December 2024, the unemployment rate was 4.1% in Massachusetts and 4.1% nationally.

Limitations on Tax Revenues. Growth of state tax revenues is limited by law in the Commonwealth to the average positive rate of growth in total wages and salaries in the Commonwealth, as reported by the federal government, during the three calendar years immediately preceding the end of each fiscal year. State tax revenues between fiscal 2020 and 2021 and for fiscals 2023 and 2024 were lower than the allowable state tax revenue limits set by state law. Fiscal 2022 was the first time since fiscal 1987 that net state tax revenues exceeded the allowable state tax revenues.

Debt Limits and Types of Debt. The Commonwealth is authorized to issue three types of debt directly: general obligation debt, special obligation debt, and federal grant anticipation notes. General obligation debt is secured by a pledge of the full faith and credit of the Commonwealth. Special obligation debt may be secured by either a pledge of receipts credited to the Commonwealth Transportation Fund or by a pledge of receipts credited to the Convention Center Fund. Federal grant anticipation notes are secured by a pledge of federal highway construction reimbursements. The Commonwealth may also pledge its credit in aid of, and provide contractual support for, certain independent authorities and political subdivisions within the Commonwealth.

Since December 1989, state finance law has included a limit on the amount of the Commonwealth’s outstanding “direct” bonds. The statutory limit on “direct” bonds during fiscal 2025 is $32.188 billion.

Major Obligations. In addition to “direct” debt obligations, the Commonwealth also has other long-term liabilities in connection with the pledge of credit in aid of certain municipalities and authorities. These are classified as general obligation contract assistance liabilities or contingent liabilities. The Commonwealth is also authorized to pledge its credit in support of scheduled, periodic payments to be made under interest rate swaps and other hedging arrangements related to bonds or notes of the Commonwealth.

General obligation contract assistance liabilities arise from statutory requirements for (a) payments by the Commonwealth to the Massachusetts Clean Water Trust, the Massachusetts Department of Transportation (MassDOT), and the Massachusetts Development Finance Agency (MassDevelopment) that are used by these entities to pay a portion of their debt service obligations on outstanding bonds and (b) payments from the Social Innovation Financing Trust Fund to fund contracts to improve outcomes and achieve lower costs for contracted government services (“pay for success” contracts). Such liabilities constitute a pledge of the Commonwealth’s credit and therefore require a two-thirds vote of the Legislature.

Contingent liabilities relate to debt obligations of certain independent authorities and agencies of the Commonwealth for which the Commonwealth has some kind of obligation if expected payment sources do not materialize. These liabilities consist of guaranties for certain debt obligations, including regional transit authorities and the higher education building authorities. Additionally, MassDevelopment is authorized to issue bonds for the benefit of nonprofit community hospitals and health centers. Such bonds are to be secured by capital reserve funds funded at the time of bond issuance in an amount equal to the maximum annual debt service on the bonds.

A portion of the Commonwealth’s sales tax receipts (other than the tax on meals) is dedicated through non-budgeted special revenue funds to the Massachusetts Bay Transportation Authority (MBTA) and the Massachusetts School Building Authority (MSBA). The amount dedicated to the MSBA is the amount raised by the 1% tax (not including meals). The amount dedicated to the MBTA is the greater of (i) the amount raised by the 1% sales tax (not including meals), plus $160 million and (ii) an annually adjusted floor. The floor grows each year by the allowable base revenue growth (the lesser of sales tax growth or inflation, but not greater than 3% and not less than 0%).

Total tax revenue transferred to the MBTA amounted to $1.077 billion in 2020, $1.261 billion in 2021, $1.349 billion in 2022, $1.424 billion in fiscal 2023, and $1.404 billion in 2024. Total tax revenue transferred to the MSBA amounted to $917.3 million in fiscal 2020, $1.101 billion in 2021, $1.189 billion in 2022, $1.264 billion in 2023 and $1.244 billion in 2024. The total tax revenue expected to be transferred to the MBTA and MSBA in fiscal 2025 is $1.472 billion and $1.312 billion, respectively.

Commonwealth Budget. The Commonwealth’s revenues increased in each of fiscal years 2021, 2022, and 2024 and decreased in each of fiscal years 2020 and 2023. Tax revenues for fiscal 2020 were $29.633 billion and resulted in a surplus of $336 million. Tax revenues for fiscal 2021 were $34.156 billion and resulted in a surplus of $7.804 billion. Tax revenues for fiscal 2022 were $41.146 billion and resulted in a surplus of $6.101 billion. Tax revenues for fiscal 2023 were $36.427 billion and resulted in a deficiency of $2.861 billion. Tax revenues for fiscal 2024 were $40.813 billion and resulted in a deficiency of $334 million.

The budgeted operating funds of the Commonwealth ended fiscal 2024 with a deficiency of revenues and other sources over expenditures and other uses of $334 million and an aggregate ending fund balance in the budgeted operating funds of the Commonwealth of approximately $15.004 billion. Budgeted revenues and other financing sources for fiscal 2024 totaled $66.796 billion, including tax revenues of $38.139 billion. Commonwealth budgeted expenditures and other financing uses in fiscal 2024 totaled $62.069 billion. At the end of fiscal 2024, the Stabilization Fund’s ending balance was $8.524 billion, approximately $488 million more than fiscal 2023’s ending balance.

In July 2024, Governor Maura Healey approved the budget for fiscal 2025, which provides for a state spending budget of approximately $57.78 billion. The fiscal 2025 budget reflects an approximately 3.1% increase over fiscal 2023 estimated spending levels. In February 2025, the Governor approved a supplement budget for fiscal 2025 allocating an additional $425 million from the Transitional Escrow Fund to support emergency shelter assistance spending. The governor may file an additional supplemental budget for fiscal year 2025 to support mid-year budgetary needs.

Gaming. In 2011, the Governor approved legislation that authorized the licensing of up to three regional resort casinos (one per region) and one slot facility (up to 1,250 slots) in the Commonwealth. The Category 2 slot facility opened in Plainville in June 2015. A Category 1 facility in Springfield opened in August 2018 and another Category 1 facility in Everett opened in June 2019. The Commonwealth collected gaming tax revenues from the Category 2 slot facility of $38.5 million in fiscal 2020, $49 million in fiscal 2021, $56.7 million in fiscal 2022, $60.1 million in fiscal 2023, and $64.2 million in fiscal 2024 and from Category 2 Race Horse Assessments of $8.7 million in fiscal 2020, $11 million in fiscal 2021, $12.7 million in fiscal 2022, $13.5 million in fiscal 2023 and $14.5 million in fiscal 2024. The Commonwealth began collecting gaming tax revenues from the Category 1 facilities in August 2018. The Commonwealth collected an aggregate of $148.1 million in fiscal 2020, $173.1 million in fiscal 2021, $240.6 million in fiscal 2022, $257.0 million in fiscal 2023 and $255.3 million in fiscal 2024.

Other Tax Revenues. The Commonwealth imposes an excise tax, in addition to the regular sales tax, on retail sales of recreational marijuana and marijuana products, providing for the maximum combined state and local tax rate of 20%. Current law imposes an excise tax of 75% on the wholesale price of all electronic nicotine delivery systems and restricting the sale of all flavored tobacco products and flavored tobacco product enhancers, including flavored vaping products, to licensed smoking bars for on-site consumption.

Local Aid. The Commonwealth makes substantial local aid payments to its cities, towns, and regional school districts to mitigate the impact of local property tax limits on local programs and services. Local aid payments to cities, towns, and regional school districts take the form of both direct and indirect assistance. Direct local aid consists of general revenue sharing funds and specific program funds sent directly to local governments and regional school districts. The Commonwealth’s fiscal 2025 budget allocates $8.244 billion to direct and indirect local aid.

A large portion of general revenue sharing funds is earmarked for public education and is distributed through a formula designed to ensure that each district reaches at least a minimum level of spending per public education pupil. The fiscal 2025 budget calls for the Commonwealth to provide $6.895 billion of state aid for public education.

Another major component of direct local aid is unrestricted general governmental aid, which provides unrestricted funds for municipal use. The fiscal 2025 budget provides for $1.309 billion in unrestricted general government aid.

In 1980, voters in the Commonwealth approved a statewide tax limitation initiative petition, commonly known as Proposition 2½, to constrain levels of property taxation and to limit the charges and fees imposed on cities and towns by certain governmental entities, including county governments. Proposition 2½, as amended to date, limits the property taxes that may be levied by any city or town in any fiscal year to the lesser of (i) 2.5% of the full and fair cash valuation of the real estate and personal property therein or (ii) 2.5% over the previous year’s levy limit plus any growth in the tax base from certain new construction and parcel subdivisions. The law contains certain override provisions and, in addition, permits debt service on specific bonds and notes and expenditures for identified capital projects to be excluded from the limits by a majority vote at a general or special election. Between fiscal 1981 and fiscal 2024, the aggregate property tax levy grew from $3.347 billion to $21.749 billion, a compound annual growth rate of 4.46%.

Cash Flow. Cash flow management incorporates the periodic use of short-term borrowing to meet cash flow needs for both capital and operating expenditures. All revenue anticipation notes, including those issued as commercial paper, must be repaid by the end of the fiscal year. The Commonwealth currently has the following liquidity support: a $500 million line of credit. As of January 31, 2025, there was no balance outstanding.

On May 11, 2020, the Commonwealth obtained a line of credit in the aggregate principal amount of $1.75 billion from a syndicate of banks, which line of credit is available to be drawn for cash flow purposes. As of February 17, 2021, the line of credit was reduced to the principal amount of $500 million. The maturity of the line was extended to May 1, 2026. As of January 31, 2025, no amount was outstanding under the line of credit.

Medicaid. The Commonwealth’s Medicaid program, MassHealth, provides health care to over two million low-income children and families, low-income adults, disabled individuals, and low-income elders. The program, which is administered by the Executive Office of Health and Human Services, receives federal reimbursement on most of its expenditures. The Children's Health Insurance Program (CHIP) is currently authorized through federal fiscal 2029. For Massachusetts, the CHIP matching rate of 88% for federal fiscal 2019 was reduced to 76.5% for federal fiscal 2020 and to 65% for federal fiscal 2021 and beyond. Under the Affordable Care Act (ACA), beginning January 1, 2014, MassHealth began receiving enhanced federal reimbursement for spending on the new adult group (generally, childless adults with incomes under 133% of the federal poverty level (FPL)). The federal reimbursement rate for this group was 93% in calendar year 2019, decreasing to 90% for calendar 2020 and beyond.

Approximately 32.4% of the Commonwealth’s budgeted fund spending for programs and services is devoted to Medicaid. It is the largest and historically has been one of the fastest growing budget items. For the fiscal 2024, the General Fund included approximately $20.070 billion in expenditures for Medicaid claims.

The fiscal 2025 budget includes $22.8 billion in funding for non-administrative spending for the MassHealth program. The $22.8 billion budget includes $21.8 billion in programmatic spending, including costs related to the settlement of a claim against the Commonwealth, and also includes approximately $989.7 million to support supplemental payments to providers. Fiscal 2025 estimated programmatic spending is $21.8 billion.

State Health Care Reform Legislation. State health care reform legislation enacted in 2006 created the Commonwealth Health Insurance Connector Authority (Health Connector), which now administers the Commonwealth’s Health Insurance Marketplace under the ACA. As the Commonwealth’s Health Insurance Marketplace, the Health Connector offers qualified health plans to individuals and small businesses. Qualifying individuals can be eligible for federal tax credits to lower their health insurance premiums, and certain small businesses shopping through the Health Insurance Marketplace can access federal small business health care tax credits for up to two years. Individuals with incomes between 133% and 300% FPL, as well as certain lawfully present immigrants with incomes between 0% and 300% FPL, have access to additional state and federal subsidies through a program called ConnectorCare. The fiscal 2024 state budget expanded the income limits of ConnectorCare from 300% to 500% FLP. This is a two-year pilot program, beginning for calendar 2024 plans and continuing through 2025.

The fiscal 2025 budget for Health Connector reflects $354.6 million in gross spending from the CCTF. Fiscal 2025 expenditures for the Health Connector, net of federal revenue, are estimated to be $216.7 million, an increase of $74.7 million compared to fiscal 2024. The increase is primarily driven by the ConnectorCare pilot program and increases in membership.

Transportation. MassDOT is administered by the Secretary of Transportation, appointed by the Governor to serve as Chief Executive Officer. As an independent authority and component organization of the Commonwealth, MassDOT has an appointed board and is organized as a body politic but is also governed by certain state laws, rules, and policies. All road and bridge assets of the Commonwealth are under the purview of MassDOT, while the Commonwealth continues to hold current and future debt for the construction, repair, improvement, and replacement of these assets.

The Commonwealth commenced a program in 2010, pursuant to Chapter 233 of the Acts of 2008, as it may be amended from time to time (the Accelerated Bridge Program Act), to finance the accelerated capital improvements of bridges and related infrastructure. The Accelerated Bridge Program Act authorized the aggregate issuance of $2.984 billion of special obligation bonds secured by revenues in the Commonwealth Transportation Fund (CTF Bonds) and federal highway grant anticipation notes (GANs) to finance the design, construction, reconstruction, and repair of or improvements to bridges and approaches. As of January 31, 2025, $255.8 million of GANs were outstanding and approximately $4.1 billion of CTF Bonds were outstanding.

Pensions. The Commonwealth is responsible for the payment of pension benefits for Commonwealth employees (members of the Massachusetts State Employees’ Retirement System (MSERS)) and for teachers of the cities, towns, and regional school districts throughout the state (including members of the Massachusetts teachers’ retirement system (MTRS) and teachers in the Boston public schools, who are members of the Boston Retirement System (BRS) but whose pensions are also the responsibility of the Commonwealth). The MSERS and MTRS are partially funded by employee contributions of regular compensation. Subject to legislative approval, annual increases in cost-of-living allowances are provided in an amount equal to the lesser of 3% or the previous year’s percentage increase in the United States Consumer Price Index on the first $13,000 of benefits for members of the MSERS and MTRS. The Legislature approved the 3% cost-of-living adjustment for fiscal 2025 for eligible participants of the MSERS and MTRS. The Commonwealth pension funding schedule assumes that annual increases of 3% will be approved for its retirees.

Employees of certain independent authorities and agencies, such as the Massachusetts Water Resources Authority, and of counties, cities, and towns (other than teachers) are covered by 102 separate retirement systems. The Commonwealth is not responsible for making contributions towards the funding of these retirement systems. Local retirement systems are able to opt in to the 3% annual increases in cost-of-living allowances under certain circumstances. The MSERS and MTRS were originally established as “pay-as-you-go” systems, meaning that amounts were appropriated each year to pay current benefits, and no provision was made to fund currently the future liabilities already incurred. In fiscal 1988, the Commonwealth began to address the unfunded liabilities of the two state systems by making appropriations to pension reserves. Under current law, such unfunded liability is required to be amortized to zero by June 30, 2040.

Pursuant to state law, an actuarial valuation of each retirement system is required to be conducted biennially. The Public Employee Retirement Administration Commission’s (PERAC) most recent valuation report on the Commonwealth’s total pension obligation is dated as of January 7, 2025. This valuation was based on the plan provisions in effect at the time and on member data and asset information as of

December 31, 2023. The unfunded actuarial accrued liability as of January 1, 2024 for the total pension obligation was approximately $42.252 billion, including approximately $14.086 billion for the MSERS, $25.586 billion for the MTRS, $2.423 billion for Boston teachers that are members of BRS, and $72 million for cost-of-living increases reimbursable to local systems. The valuation study estimated the total actuarial accrued liability as of January 1, 2024 to be approximately $120.819 billion (comprised of $51.151 billion for the MSERS, $64.665 billion for the MTRS, $4.930 billion for Boston teachers, and $72.0 million for cost-of-living increases reimbursable to local systems). Total assets were valued on an actuarial basis at approximately $78.567 billion based on a five-year average valuation method, which equaled 102.2% of the December 31, 2023 total asset market value. Since the last valuation, there was an overall actuarial gain of $299 million, consisting of a non-investment related loss on actuarial liability of approximately $732 million and a loss of approximately $1.030 billion on the actuarial value of assets.

In January 2025, the Commonwealth issued an actuarial valuation, as of June 30, 2024, of its liabilities in respect of other post-employment benefit obligations (OPEB). According to this report, the Commonwealth’s unfunded OPEB liability, assuming no pre-funding and using a discount rate of 4.61%, was approximately $13.716 billion. The 4.61% discount rate was calculated in accordance with the Governmental Accounting Standards Board requirements. The plan net position as of June 30, 2024 was approximately $2.5 billion.

Cybersecurity. The Commonwealth, like many other large public and private entities, relies on a large and complex information technology (IT) environment to conduct its operations. In August 2017, the Executive Office of Technology Services and Security (EOTSS), which maintains much of the Executive Branch’s enterprise infrastructure in the form of multiple on-premises data centers and cloud hosted services that host agency and statewide business applications, the Commonwealth-wide area network, and internet service, was established. Since its formation, EOTSS has been working to standardize the Commonwealth’s IT infrastructure by adopting and implementing a standard operating environment, and strengthening the Commonwealth’s cybersecurity posture.

Given the growing availability of artificial intelligence (AI) applications, EOTSS has developed an AI policy to promote safe and secure use and acquisition of Generative AI tools across the Commonwealth. Additionally, the Commonwealth has implemented a number of new AI initiatives, including the establishment of an AI Center of Excellence to support the development and adoption of AI through helpful policies, standards, and best practices and the creation of the Artificial Intelligence Strategic Task Force in February 2024 to study AI and Generative AI technology and its impact on the state, private businesses, higher education institutions, and constituents.

Mississippi:

As reported in early 2025, changes in federal immigration policy, trade and tariff policy, and workforce reductions and the curtailment of federal contracts and investments could result in changes to the military installations, healthcare research centers, and agriculture industry, and their associated employees and contractors, throughout the urban and rural areas of the State of Mississippi.

The outbreak of COVID-19, a respiratory disease caused by a new strain of coronavirus, which was first detected in China and has since spread to other countries, including the United States of America and Mississippi, was declared a pandemic by the World Health Organization. On November 12, 2021, the Governor issued Executive Order No. 1560 repealing all prior executive orders and terminating the State of Emergency as a result of COVID-19. The Governor has not issued any further executive orders regarding COVID-19. While COVID-19 continues to have impacts on Mississippi and its economy, as further detailed herein, its impacts have been diluted by the passage of time.

According to the Spring 2024 edition of Mississippi Economic Outlook, a semi-annual publication of the Mississippi Institutions of Higher Learning’s University Research Center, Mississippi’s economy is forecasted to grow by 1.1% in 2025, 1.3% in 2026, and 1.2% in 2027, which is favorable compared to national economic growth of 1.3% in 2025, 1.5% in 2026, and 1.5% in 2027.

According to the U.S. Bureau of Economic Analysis, Mississippi's $157 billion economy in 2024 maintained its spot as the 37th largest among the States, the second highest growth rate in 2024. The Mississippi economy grew 4.2% in 2024, up from 1% in 2023, but down significantly from 9% growth in 2022. Mississippi’s 2024 economic growth rate compared favorably to Louisiana, but lagged significantly behind Alabama, Tennessee, and Arkansas. By comparison, the national economic growth rate was 2.8% for 2024, 2% for 2023, and 1.9% for 2022.

According to the U.S. Bureau of Economic Analysis, Mississippi exports for 2023 totaled $16.3 billion and imports totaled $21.8 billion, meaning Mississippi had a trade deficit. Trade and tariff policy could impact this trade deficit further.

The value of the Mississippi Leading Index of Economic Indicators (“MLI”) decreased 5.0% from April 2024 to April 2025, after an increase of 4.6% from April 2023 to April 2024, and after a decrease of 4.6% from April 2022 to April 2023. The primary components of the MLI include: (i) Mississippi income tax withholdings; (ii) U.S. retail sales; (iii) Mississippi’s seasonally-adjusted initial unemployment claims; (iv) Mississippi’s manufacturing employment intensity index; (v) the value of Mississippi’s residential building permits; (vi) U.S. manufacturing activity; and (vii) index of consumer expectations.

Mississippi income tax withholdings were 7.0% lower in April 2025 than in April 2024. U.S. retail sales for April 2025 were 5.2% higher compared to April 2024. Mississippi’s initial unemployment claims increased 0.8% between April 2024 and April 2025. The value of Mississippi’s manufacturing employment intensity index increased 3.2% between April 2024 and April 2025. The value of residential building permits decreased 2.2% in April 2025 compared to April 2024.

In late 2024, Mississippi announced over $100 million in economic development grants designed to prepare industrial parks for “first to market” opportunities. The Mississippi Economic Council, the Mississippi Manufacturers Association, and the Business and Industry Political Education Committee announced a strategic merger to form one organization to better support all sectors of the economy of Mississippi.

After setbacks related to COVID-19 and various supply chain issues, Amazon officially opened and put into operation its shipping logistics facility in central Mississippi in August 2022, with approximately 800 jobs filled and the capacity to double that employment, as necessary. In 2024, Amazon announced the largest economic development project in Mississippi history—a $10 billion series of data centers in central Mississippi creating an additional 1,000 jobs and scheduled to open in 2027. Compass Datacenters followed in 2025 with the announcement of a $10 billion investment to build eight data centers in east central Mississippi between 2025 and 2028.

Northwest Mississippi continued its impressive growth over the past year. A joint venture among Accelera, Daimler, and PACCAR announced a $1.9 billion investment in northwest Mississippi in early 2024 for the manufacturing of electric batteries, which will create 2,000 jobs. Amazon announced a 1,000 job expansion of its logistics operations. Rockwool announced a $100 million investment and created 30 new jobs. ABB announced a $120 million investment and 200 jobs for manufacturing electrical products related to data centers.

In the midst of high profile new announcements, legacy employment sectors in Mississippi, such as automobile manufacturing and military contracting, have thus far maintained their historic positions. Over the past eight years, central Mississippi has seen 29 significant projects representing $29.6 billion in investment and over 6,000 jobs, all of which has driven population growth in the area. Nissan’s facility in central Mississippi celebrated its 20th year in operation and its five millionth automobile in 2023. The Nissan facility currently employs 4,500 and manufactures four lines of vehicles, two of which are electric or hybrids. However, there has been recent uncertainty regarding Nissan’s status in central Mississippi, with Nissan’s announcement that it will build 100,000 fewer vehicles at its plants in Tennessee and Mississippi, delays in its implementation of electric vehicle lines until 2028, plans to eliminate 11,000 jobs, and to close plants in the United States. Toyota’s facility in northeast Mississippi maintains a steady employment of 2,200 manufacturing the compact Corolla (including electric and hybrid versions). In the shipbuilding corridor along the gulf coast, the value of new U.S. Navy and U.S. Coast Guard contracts continued to top $1 billion per year. In 2024, Ingalls Shipbuilding announced it received a $11.5 billion contract to construct four new Navy amphibious warships. Ingalls has approximately 13,000 employees in Mississippi to service its military construction contracts with the federal government. Bollinger Shipyards announced it received an approximately $951 million contract modification for Coast Guard cutters.

Economic development announcements were spread throughout the urban and rural areas of Mississippi between 2024 and 2025. Entergy Mississippi announced the construction of a new $1.2 billion natural gas power station in the Delta region of Mississippi, the company’s first new natural gas power station in 50 years. Ergon announced a $400 million investment in the Delta region to upgrade gasoline manufacturing processes. Modine announced a $38 million investment in central Mississippi to manufacture data center cooling equipment, creating 450 jobs. Koch Foods announced a $145 million expansion of its chicken processing and distribution operations, creating 128 jobs. Southeastern Timber Products announced a $123 million expansion in central Mississippi, creating 40 jobs. The northeast region of the State has seen $711 million in investment and 2,850 new jobs in the past four years, particularly in furniture manufacturing and military contracting. On the Gulf Coast, PCC Gulfchem Corporation announced a $540 million investment its chemical manufacturing operations, creating 84 jobs. Anduril announced a $75 million investment, creating 60 jobs in the military contracting sector.

Since its legalization in 1992, gaming has remained one of the most significant employment and economic sectors in Mississippi. Mississippi currently has 29 operating casinos, which were authorized to host sports wagering on their premises in 2018. Three of those 29 casinos are owned and operated by the Mississippi Band of Choctaw Indians, which do not report certain financial information to Mississippi; the MBCI recently opened the Crystal Sky casino, restaurant, and convenience in central Mississippi. A statewide lottery has been operating since January 2020. According to reports from the Mississippi Gaming Commission and the American Gaming Association, gaming in Mississippi supports almost 42,000 jobs with an economic impact in excess of $6.5 billion, and a state and local tax impact in excess of $877 million. Gross gaming revenues for 2023 decreased to $2.48 billion, down 3.5% from the prior year. State gaming tax revenues for fiscal year 2021 (after COVID-19 restrictions were lifted) and fiscal year 2022 were $2.67 billion and $2.57 billion. The decrease in revenue has been primarily attributed to the expansion of online gaming, mobile wagering (whether legal or illegal), and increased competition from Arkansas and Louisiana. Sports betting revenue decreased 15.8% to $51.2 million during the first year in which Mississippi’s retail-only sports wagering faced competition from Louisiana. Gaming revenues (whether from traditional casino activities, sports wagering, or lotteries) are taxed at 12%, with 8% to Mississippi and 4% to local governments. Mississippi has the third-lowest effective tax rate on casinos among the States.

Competition for consumer gaming dollars continues to intensify. According to reports from the National Gaming Association, national growth in gaming has largely occurred in internet gaming (up 26%) and sports wagering (up 22%). The U.S. Supreme Court’s decision in May 2018 allowed States nationwide to join Nevada in legalizing sports wagering, with casino operators in Mississippi quickly offering the option to their customers. Mobile sports betting is currently legal in 27 other States, but not in Mississippi. Mobile sports wagering legislation has been introduced in the Legislature of Mississippi (the “Legislature”) in recent years, including in 2024 and 2025, but continues to meet stiff resistance from casino gaming interests and has not been approved. In June 2025, the Mississippi Gaming Commission issued a series of cease and desist letters to multiple online gambling sites founding operating illegally in Mississippi.

Other challenges include the expansion of casino gaming and sports wagering in neighboring Alabama, Arkansas, Louisiana, and Tennessee, and the competition for customers, dollars, and employees with those States. During its 2025 legislative session, the Alabama legislature again declined to expand state-sanctioned gaming, but does have three casinos owned and operated by tribal interests. Arkansas has approved online sports wagering to join their three casinos, two of which border Mississippi. Louisiana has legalized sports wagering and has 24 casinos, a significant number of which are located in nearby Baton Rouge and New Orleans. Tennessee became the first State with an online-only sports betting law, but has no casino gaming.

According to the Mississippi Department of Agriculture’s Annual Report for 2024, agriculture remains a significant factor in Mississippi’s economy, employing 11.4% of the workforce across all 82 counties, but down significantly from 17.4% in 2023, and generating $9.04 billion in production value, up from $8.76 billion in 2023, but down from $9.72 billion in 2022. While the agriculture workforce has decreased in recent years due to continued mechanization and consolidation, the value of production has steadily increased over the past decade, with only a few exceptions. Poultry and eggs overwhelmingly remained Mississippi’s top agricultural commodities with an estimated $3.82 billion production value in 2024, up from $3.52 billion in 2023, but slightly down from a $3.84 billion value in 2022, but up from a $2.42 billion value in 2021. Forestry regained the number two position with $1.48 billion in 2024, which is steady from 2023, but up from $1.3 billion in 2022. Soybeans dropped to the number three position, with production valued at $1.28 billion in 2024, down from $1.56 billion in 2023, and down from $1.78 billion in 2022. Corn maintained its fourth place position in 2024 with $496 million in 2023, down from $675.5 million in 2023, and down from $631.3 million in 2022. Cattle increased to the fifth position in 2024, with $482 million. Cotton continues its historic decline in 2024, dropping out of the top five, at $372 million. These top six agriculture products combine for $7.93 billion in value in 2024. For 2024, other important products in Mississippi, representing over $1.11 billion in production value, include catfish, hay, rice, various specialty crops, sweet potatoes, hogs, peanuts, wheat, and milk. Agritourism is one of the fastest growing tourism markets for Mississippi, generating over $150 million annually. A recent study also quantified the impact of Mississippi State University’s Division of Agriculture, Forestry, and Veterinary Medicine at approximately $1.8 billion through research, engagement, and direct support to Mississippi’s agriculture industry. Challenges facing the agriculture industry include volatility of commodity prices, increased input costs, weather conditions, and policy uncertainty at the federal level regarding crop insurance, immigration policy, and tariffs.

In fiscal year 2025, Mississippi collected $7.6 billion in tax revenue, about 1.3% less than was collected in fiscal year 2024. According to the Mississippi Legislative Budget Office, Mississippi’s fiscal year 2025 general fund budget was $7.03 billion, an increase from $6.9 billion in fiscal year 2024 and $6.6 billion in fiscal year 2023. According to the Mississippi Department of Finance and Administration, Mississippi has approximately $673 million in its “Working Cash Stabilization Fund” (or “rainy day fund”) at the conclusion of fiscal year 2025, with a projection of $704 million at the conclusion of fiscal year 2026. The Legislature passed a bill in 2017 to increase the legal limit on the “rainy day fund” from 7.5% to 10% of Mississippi’s general fund. The Legislature adopted a $7.14 billion general fund budget for fiscal year 2026, a slight increase from the $7.04 billion general fund budget for fiscal year 2025.

Significant legislation was approved by the Legislature in 2025 which will have significant impacts on the budget and spending of Mississippi. In 2022, the Legislature approved and the Governor signed into law a plan to reduce personal income taxes over the succeeding five years to a 4% flat tax on income over $5,000. In 2025, the Legislature approved and the Governor signed into law House Bill 1. House Bill 1 further reduced the personal income tax from 4% to 3% over the next four years, with certain revenue triggers included. House Bill 1 also reduces the sales tax on groceries from 7% to 5% and raises the gasoline tax from 18.4 cents per gallon to 27.4 cents per gallon (phased in over three years) to fund road and bridge infrastructure; after the initial three-year phase-in, the gasoline tax will be subject to an annual inflation adjustment capped at a one cent per year increase). Though no legislation was approved by the Legislature in 2025, the Speaker of the House and the Lieutenant Governor have publicly stated a goal to implement a version of Medicaid expansion that will provide health coverage to the “working poor.”

The Mississippi Public Employees’ Retirement System (“PERS”) has an unfunded pension liability of $26.0 billion as of the end of fiscal year 2024, as compared to $25.15 billion as of the end of fiscal year 2023, $20.58 billion as of the end of fiscal year 2022, $14.8 billion as of the end of fiscal year 2021, and $18.4 billion as of the end of fiscal year 2020. PERS had 357,875 members in various states of service as of the end of fiscal year 2023, as compared to 349,768 members as of the end of fiscal year 2022, and 342,744 members as of the end of fiscal year 2021. Participants (employees and governmental employers) contributed $2.14 billion to PERS in fiscal year 2024, as compared to $1.96 billion in fiscal year 2023, and $1.82 billion in fiscal year 2022. The PERS Board of Trustees voted on June 26, 2018, to increase the employer contribution requirement from 15.75% to 17.40% effective July 1, 2019, and voted on December 20, 2022, to increase the employer contribution requirement from 17.40% to 22.4% effective October 1, 2023. The PERS Board of Trustees voted on February 28, 2023, to delay the effective date of the increase to 22.4% to July 1, 2024, and voted on August 22, 2023, to phase in an employer contribution rate increase by 2.0% each fiscal year, beginning July 1, 2024, and thereafter, until the rate reaches the amount recommended by the PERS actuary and approved by the PERS Board of Trustees. After considering and rejecting various structural changes to PERS and its Board of Trustees, in 2024, the Legislature approved legislation rescinding the July 1, 2024, effective date of the increases to 22.40% and replaced it with an annual increase of 0.5% for the next four years, from 17.40% to 19.40% in fiscal year 2028. The legislation also requires any future proposed employer increased by PERS to be approved by the Legislature before becoming effective.

In May 2025, Moody’s Ratings Investor Service issued a ratings change to the federal government’s long-term credit rating from AAA to Aa1. In August 2023, Fitch Ratings issued a ratings change to the federal government’s long-term credit rating from AAA to AA+. These ratings agencies cited rising national debt, annual budget deficits, and repeated debt-limit standoffs as reasons for the ratings changes. Federal government debt no longer carries a AAA rating. According to their published reports, Fitch Ratings and Moody’s Ratings have assigned ratings of “AA- (stable outlook),” and “Aa2 (stable outlook),” respectively, to Mississippi’s most recent rated lease revenue bonds issued in December 2024. According to their published reports, Fitch Ratings, Moody’s Ratings, and S&P Global Ratings have assigned ratings of “AA (stable outlook),” “Aa2 (stable outlook),” and “AA (stable outlook),” respectively, to Mississippi’s most recent rated general obligation bonds issued in December 2021. As justifications for the stable outlooks, all three ratings agencies cited a commitment to building and maintaining reserve funds (the “rainy day fund”), new revenue streams (expansion of gaming, etc.), conservative budget practices, and a demonstrated commitment to improving the financial condition of PERS. The Moody’s ratings of Mississippi’s general obligation bonds have carried the “stable outlook” tag since 2018, after a “negative outlook” in 2017. In March 2024, S&P Global Ratings lowered Mississippi’s outlook from “stable outlook” to “negative outlook,” citing concerns about weak economic trends, continuing tax cuts, and concerns regarding PERS, while maintaining the “AA” rating.

According to the National Association of State Budget Officers, States received approximately 60% more federal funding in fiscal year 2023 than in fiscal year 2019. In fiscal year 2024, total State spending (state and federal funds combined) continued to stabilize following pandemic increases. Total State spending increased 6.2% in fiscal 2024, growing moderately for a third consecutive year, following record growth in 2021. While States’ own funds (general funds and other State funds combined) continued to grow strongly in fiscal year 2024, federal funds to States have leveled off following rapid growth. The recent slowdown is largely due to States having already expended most of federal COVID-19 relief funds and the expiration of enhanced federal Medicaid funding.

Federal transfer payments to Mississippi and its instrumentalities, citizens, and businesses by the federal government through CARES, ARPA, and other programs as a result of COVID-19 are estimated to have exceeded $35 billion since March 2020, with much of these funds dedicated to water and sewer infrastructure, education, child protection services, buildings and equipment, emergency management, public safety, etc., and for income replacement for citizens and businesses. The most recent significant investment in Mississippi by the federal government was $1.2 billion designated to expand high-speed internet access. However, the vast majority of these funds have been obligated and much of it spent, signaling changes ahead in taxing, budgeting, and spending patterns for Mississippi, its local governments, and its citizens.

According to reports from the U.S. Energy Information Administration, the average price of oil was $69 per barrel in June of 2025, down from $82 per barrel in June of 2024, down from $76 per barrel in June of 2023, down from $113 per barrel in May 2022, up from $66 per barrel in May 2021, and up from $29 per barrel in May 2020. The U.S. Energy Information Administration has predicted an average price of $59 per barrel in 2026. The fluctuating prices of oil materially negatively impacts the oil and gas business in Mississippi and surrounding States, with the war in Ukraine, conflicts in the Middle East, ongoing tensions with Russia and China, and increased demand due to the lifting of COVID-19 travel restrictions, causing swift increases and swift decreases in the price of oil. These tensions will likely continue to impact domestic energy development in the States, including in Mississippi. Other economic and political issues regarding fossil fuel consumption could materially negatively impact domestic markets in the State, including in Mississippi. Movement in the oil and gas industry will continue to have significant impacts, both positive and negative, on employment and Mississippi and local government budgets in Mississippi, particularly in the coastal areas and in southwest Mississippi.

Mississippi’s population was 2,967,297 at the time of the 2010 Census and 2,961,279 at the time of the 2020 Census. Mississippi’s population decreased to decreased to 2,949,582 in 2021, decreased to 2,938,928 in 2022, increased to 2,939,690 in 2023, and increased to 2,943,045 in 2024. Since the 2020 Census, Mississippi’s overall population has decreased 0.6%, with increases only in certain areas such as the Gulf Coast, in counties surrounding major universities, in the northwestern suburbs near Memphis, Tennessee, and in the northeast area. At the same time, overall populations have grown since the 2020 Census in neighboring States such as Alabama (2.6%), Arkansas (2.6%), and Tennessee (4.6%); however, overall population has decreased in Louisiana (1.3%). According to U.S. News and World Report, Mississippi ranks 10th among the States for relocation, based upon low cost of living, mild climate, low crime rates, and recreation.

According to the U.S. Bureau of Labor Statistics, Mississippi’s unemployment rate in April 2025 was 4.0%, up from record lows of 2.8%, in April 2024 and 2.7% in July 2024, up from 3.5% in April 2023, down from 4.1% in April 2022, and down from 6.2% in April 2021. By comparison, the national unemployment rate in April 2025 was 4.2%, up from 3.9% in April 2024, and up from 3.4% in April 2023. Despite a record employment in April 2025 of 1,243,807 people, Mississippi’s labor participation rate was 56.2% in April 2025, after reaching a record low of 53.9% in April 2024, compared to the national average of 62.6% in April 2025. Mississippi consistently ranks last in rankings of labor participation rates. According to information from the University Research Center, payroll employment rates in Mississippi are forecast to decrease 0.2% in 2025, to remain steady in 2026, and to decrease 0.1% in 2027.

All or part of 20 States and 136 metropolitan areas lie within 550 miles of Mississippi, placing Mississippi in an excellent location to service this market area. Major transportation infrastructure includes six interstate highways, 27 rail carriers, seven commercial airports, and 16 public ports serving international and domestic waterborne commerce.

Tourism continues to be a growing economic drive for Mississippi, with a record 43.7 million visitors in 2023 contributing a record-breaking $17.5 billion contribution to Mississippi’s economy.

In Mississippi, all governmental indebtedness supported by tax revenues must be authorized by the Legislature or by resolutions of the governing body of political subdivisions of Mississippi. This legislation or these resolutions govern, among other details, the specific programs or projects to be financed and how the indebtedness supported by tax revenues will be repaid. The amount of bonded indebtedness supported by tax revenues that may be incurred by Mississippi or any of its direct agencies is limited by the Mississippi Constitution to an amount equal to 1.5 times the sum of all tax revenues collected by Mississippi during any one of the preceding four fiscal years, whichever year may be higher. The amount of bonded indebtedness of political subdivisions supported by tax revenues is limited by various statutes, but most commonly based upon 15% of the assessed value of all taxable property within the political subdivision.

New York:

This section contains certain information extracted from the Annual Information Statement of the State of New York (the “State”) dated May 24, 2024, as supplemented by its February Update dated February 20, 2025 (the “AIS”). Additional information set forth herein also comes from releases from the Office of the State Controller (including, particularly, the Enacted Budget Report for State Fiscal Year 2025-26 issued in June 2025) and the Governor’s Office. The AIS sets forth the official disclosure information regarding the financial condition of the State as of its issue date. The AIS is publicly available from the State’s Division of the Budget (“DOB”).

2024-2025 Fiscal Year. The State’s General Fund was expected to end fiscal year 2024-2025 in balance on a cash basis. The State’s General Fund receives the majority of State taxes and all income not earmarked for a particular program or activity. State law requires the Governor to submit, and the Legislature to enact, a General Fund budget that is balanced on a cash basis of accounting. As set forth in the February Update, receipts, including transfers from other funds, were expected to total $115.5 billion. General Fund disbursements, including transfers to other funds, were expected to total $108.4 billion. The General Fund has a projected closing cash balance of $54.5 billion at the end of fiscal year 2024-2025, an increase of $7.1 billion from the fiscal year 2023-2024 ending balance. The State currently continues to maintain a material positive General Fund balance and significant reserve monies ($21.6 billion).

Fiscal Year 2025-2026 Budget.

The budget for fiscal year 2025-2026 was passed by the State legislature on May 8, 2025, and signed into law by the State’s Governor the next day. Under the enacted fiscal year 2025-2026 budget, General Fund receipts are estimated to total nearly $ 113.8 billion, an increase of $5.4 billion (4.6%) from fiscal year 2024-2025 receipts. This can primarily be attributed to better than expected results in the financial centers. General Fund disbursements are expected to total nearly $ 126.6 billion in fiscal year 2025-2026, an increase of $ 17.9 billion (16.5%) from fiscal year 2024-2025. Excluding a one-time payment of the State’s Unemployment Trust Fund Debt (in the amount of approximately $8 billion), General Fund spending would total $118.6 billion, an increase of $2.3 billion above the Governor’s proposed budget and $10 billion or 9.2 percent over fiscal year 2024-2025. The General Fund is projected to have a positive balance of $44.1 billion at the close of fiscal year 2025-2026, effectively the same as the prior fiscal year, with Rainy Day Reserves in the amount of $21.1 billion.

Projected Outyear Budget Gaps. The Division of Budget (“DOB”) has estimated that the fiscal year 2025-2026 budget provides for balanced General Fund operations in that fiscal year, but leaves budget gaps of $6.2 billion in fiscal year 2026-2027 and $7.1 billion in fiscal year 2027-2028. These gaps are the result of a structural imbalance between the forecasted levels of spending growth and available resources.

The outyear forecasts for the financial plan noted in the enacted budget are subject to many complex economic, social, financial, and political risks and uncertainties, many of which are outside the ability of the State to control. DOB asserts that the projections of receipts and disbursements in the enacted budget are based on reasonable assumptions, but there can be no assurance that actual results will not differ materially and adversely from these projections. There can be no assurance that the projected outyear budget gaps will not increase materially from the levels currently projected. If this were to occur, the State would be required to take additional gap-closing actions. Such actions may include, but are not limited to, reductions in State agency operations; delays or reductions in payments to local governments or other recipients of State aid; delays in or suspension of capital maintenance and construction; extraordinary financing of operating expenses; and use of non-recurring resources. In some cases, the ability of the State to implement such actions requires the approval of the Legislature and cannot be implemented solely by the Governor.

State Debt. State-related debt consists of State-supported debt for which the State is directly responsible for paying debt service, State-guaranteed debt (payments of debt service on which are legally enforceable obligations of the State) and moral obligation financings and certain contingent-contractual obligations (contingent obligations of the State). The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual obligation financing arrangements. In addition, the State has never been called upon to make any direct payments pursuant to its guarantees on other State-related debt and has not been called upon to make any payments pursuant to any moral obligations since the 1986-87 fiscal year. The general obligation debt of the State is rated “Aa1”, “AA+”, “AA+”, and “AA+” by Moody’s, S&P, Kroll, and Fitch, respectively. All four rating agencies ascribe a “stable” outlook for the State. Outstanding State-related debt on a gross basis was projected to be $56.5 billion as of March 31, 2025. Only $2.13 billion of State-related debt is the State’s general obligation, the remaining amount being issued through authorities or being special revenue supported. In addition, certain public authorities (see below) have billions of dollars of additional debt outstanding. New York, and its political subdivisions, are prolific borrowers; the State ranks second in total state outstanding debt (only behind California which has a much larger population), and first of all states on a per capita basis.

State Economy.

New York is the fourth most populous state in the nation and has a relatively high level of personal wealth. The State’s economy is diverse, with a comparatively large share of the nation’s financial activities, information, education, and health services employment, and a very small share of the nation’s farming and mining activity. The State’s location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

Remote work has enabled people to move to more affordable areas. The City of New York’s metro area’s high cost of living has contributed to a population decline in the region. The deportation of undocumented immigrants could further exacerbate the State’s population loss and labor shortages. A long-term decline in population remains a significant downside risk to both employment and wages. The combination of elevated interest rates and high office vacancy rates driven by remote work also presents an ongoing risk to commercial real estate property values. Increased delinquencies on commercial real estate loans could also create new challenges for the banking industry. A more substantial return to in-office work, particularly in densely populated urban areas like the City of New York, would likely benefit industries that cater to commuters, including business support services, office administration, food services, and other consumer-facing sectors. Additionally, tourism spending in the State (particularly, in New York City), driven by federal policy changes, have been significantly reduced (by close to 20%) undercutting performance in New York’s very important leisure, hospitality, and tourism related industries.

In May 2025, the State’s unemployment rate was 4.3%, tied with South Carolina for the 34th ranked rate in the nation, almost even with the national 4.2% unemployment rate.

Risks to the U.S. economy apply equally to the State forecast as well, though as the nation’s financial capital, both the volume of financial market activity and the volatility in equity markets pose a particularly significant degree of risk for the New York economy, higher interest rates represent a serious downside risk that could hinder the State’s economic recovery, especially in the commercial and residential real estate markets.

Litigation. The State is a party to certain litigation that if resolved against the State could have a material adverse impact on State finances (generally in excess of $300 million). The State is party to certain claims brought by multiple Native American tribes asserting rights to real property (and/or damages for the illegal or uncompensated or under compensated taking thereof) that is part of the State of New York. Of these cases, only one remains active. This case involves the St. Regis Band of Mohawk Indian Nation and its land claims and its claim to gaming exclusivity. The State also has material cases winding through the courts regarding the manner of providing school aid to localities.

No final determination on these matters is imminent. The State also has material litigation matters pending in regard to compensation of counsel assigned to represent children and indigent adults and compensation of victims under the State’s Adult Survivors Act.

Authorities and Localities

Public Authorities. Generally, “authorities’’ refers to public benefit corporations or public authorities, created pursuant to State law. Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State’s access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its public authorities were to default on their respective obligations, particularly those using the financing techniques referred to as State-supported or State-related debt. As of December 31, 2023 (with respect to Job Development Authority as of March 31, 2024), there were 16 public authorities that had outstanding debt of $100 million or more (the Dormitory Authority of the State of New York at $55 billion having twice the total amount of outstanding debt as the next most prolific borrower, the Port Authority of New York and New Jersey), and the aggregate outstanding debt, including refunding bonds, of these State public authorities was approximately $216 billion, only a portion (approximately $52.5 billion) of which constitutes State-related debt.

The City of New York. There have been severe financial and other adverse impacts on localities throughout the State, but particularly on New York City and the surrounding counties as the initial epicenter of the COVID-19 pandemic.

The City of New York (the “City”) is the largest city, in terms of population, in the United States. According to 2024 Census Bureau statistics (estimates), the City’s 8,478,072 residents represented approximately 42.7% of the State’s 19,867,248 population. The City’s total (All Funds) budget, in recent years (approximately $116.9 billion for fiscal year 2025), is close to half the size of the State’s budget as a whole. Based on its size alone, the City’s financial health plays a significant role in the fiscal well-being of the State. The City currently faces the same financial pressures as the State, though possibly in even a more acute form based on its positioning as epicenter of the nation’s largest financial institutions, and its reliance on the revenues generated therefrom.

As set forth in the fiscal year 2026 budget, fiscal year 2025 will end in balance, and fiscal year 2026 will remain in balance as well. A structural imbalance has however developed and outyear deficits of $1.15 billion, $1.81 billion, and $2.95 billion in fiscal years 2027 through 2029, respectively, are projected.

The fiscal demands on the State may be affected by the fiscal condition of the City, which relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State’s finances may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market securities successfully in the public credit markets. The State retains significant (though largely inactive at the current time) oversight in regard to the City’s finances dating back to the City’s financial crises in the mid 1970’s. The general obligation debt of the City is rated “Aa2”, “AA”, “AA”, and “AA+” by Moody’s, S&P, Fitch and Kroll, respectively.

Other Localities. Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. While a relatively infrequent practice, deficit financing has become more common in recent years. Since 2004, the State Legislature authorized 30 bond issuances to finance local government operating deficits.

In addition, the State has periodically enacted legislation to create oversight boards in order to address deteriorating fiscal conditions within a locality. The City of Buffalo, and the Counties of Erie and Nassau are subject to varying levels of review and oversight by entities created by such legislation. The City of Newburgh operates under special State legislation that provides for fiscal oversight by the State Comptroller, and the Cities of Dunkirk and Yonkers must adhere to a Special Local Finance and Budget Act.

Legislation enacted in 2013 created the Financial Restructuring Board for Local Governments (the “Restructuring Board”). The Restructuring Board consists of ten members, including the State Director of the Budget, who is the Chair, the Attorney General, the State Comptroller, the Secretary of State and six members appointed by the Governor. The Restructuring Board, upon the request of a “fiscally eligible municipality,” is authorized to perform a number of functions including reviewing the municipality’s operations and finances, making recommendations on reforming and restructuring the municipality’s operations, proposing that the municipality agree to fiscal accountability measures, and making available certain grants and loans. To date, the Restructuring Board has agreed to accept the requests for review of twenty-six fiscally eligible municipalities. The Restructuring Board is also authorized, upon the joint request of the fiscally eligible municipality and a public employee organization, to resolve labor impasses between municipal employers and employee organizations for police, fire and certain other employees in lieu of binding arbitration before a public arbitration panel.

In June of 2013, the Office of the State Comptroller unveiled its Fiscal Stress Monitoring System - a system that is intended to identify stress conditions in local communities, utilizing a number of fiscal and environmental indicators. The goal is to provide an early warning of potential fiscal distress. Fiscal indicators consider measures of budgetary solvency while environmental indicators consider measures such as population, poverty, and tax base trends. Individual entities are then scored according to their performance on these indicators. An entity’s score on the fiscal components will determine whether or not it is classified in one of three levels of stress: significant, moderate or susceptible. Entities that do not meet established scoring thresholds are classified as “No Designation.”

A total of 14 local governments (3 cities, 5 towns, 6 villages) and 14 school districts have been placed in a stress category based on financial data for their fiscal years ending in 2021. The vast majority of entities (98.9% of local governments and 96.7% of school districts) are classified in the “No Designation” category.

Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control, but which can adversely affect their financial condition. For example, the State or Federal government may reduce (or, in some cases, eliminate) funding of local programs, thus requiring local governments to pay these expenditures using their own resources. Similarly, past cash flow problems for the State have resulted in delays in State aid payments to localities. In some cases, these delays have necessitated short-term borrowing at the local level.

Other factors, some anticipated, some not, that have or could impact the fiscal condition of local governments and school district include: the loss of temporary Federal stimulus funding; the pause or termination of Federal assistance programs; recent State aid trends; constitutional and statutory limitations on the imposition by local governments and school districts of property, sales and other taxes; the economic ramifications of a pandemic; and for some communities, the significant upfront costs for rebuilding and clean-up in the wake of a natural disaster. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, declines in real property tax base, increasing pension, health care and other fixed costs, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance. Ultimately, localities as well as local public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State.

North Carolina:

North Carolina's estimated population as of June 30, 2024, was approximately 11 million, making it the 9th most populated state in the nation. North Carolina's number of nonfarm jobs was over 5 million in June 2024, which was an increase of 67,200 jobs over June 2023. North Carolina's seasonally-adjusted unemployment rate in June 2024 was 3.6%, a slight increase from the rate of 3.4% in June 2023 but 0.5% less than the overall national unemployment rate in June 2024, according to the U.S. Bureau of Labor Statistics.

According to information from the U.S. Bureau of Economic Analysis (the "BEA"), in 2024, North Carolina current-dollar gross domestic product (GDP) was 839,122$ million and ranked 11th in the United States; further, in 2024, North Carolina real GDP grew 3.7% while the 2023-2024 national change was 2.8%. In 2024, the largest industry in North Carolina was finance, insurance, real estate, rental, and leasing, which accounted for 22.6% of North Carolina GDP and had a 4.4% real growth. The second largest industry was professional and business services, which accounted for 13.2% of North Carolina GDP and had a 2.2% real growth. The largest contributor to real GDP growth in North Carolina was finance, insurance, real estate, rental and leasing, which accounted for 0.98% of the total growth in real GDP. The second largest contributor to real GDP growth was retail trade, which accounted for 0.62% of total growth in real GDP. The BEA also reports the per capita personal income in North Carolina was estimated to be $64,855 in 2024, an increase of 5.3% from 2023 and ranking 33rd in the United States and was 89.5% of the national average, $72,425.

Budget Process. The State Budget Act sets out the procedures by which the State's budget is prepared, adopted and administered, and requires the adoption of a balanced budget. The budget is balanced when the beginning unreserved fund balance for a fiscal year, together with the projected receipts to the fund during that fiscal year, is equal to or greater than the sum of appropriations from the fund for that fiscal year. North Carolina's total 2023-24 budget was supported by four primary sources of funds: (1) General Fund tax and non-tax revenue (43.4%); (2) Highway Fund and Highway Trust Fund tax and non-tax revenue (7.3%); (3) federal funds (43.2%) and (4) other receipts, generally referred to as departmental receipts (6.1%). The State's Single Audit Report with respect to the State's compliance with major federal programs during fiscal year 2022-23, reported the following allocation of federal program expenditures: 66.9% to the Department of Health and Human Services, 9.2% to the University of North Carolina system and its institutions, 9.8% to the Department of Public Instruction, 4.6% to the Department of Transportation, and the remaining 9.5% to other state government agencies. North Carolina appropriates operating and capital funds on a biennial (i.e. two-year) budget cycle. In addition to making appropriations for current operations and capital investment, the budget for the two-year budget cycle running from July 1, 2023, to June 30, 2025, makes major tax and nontax revenue changes. The largest changes include accelerating individual income tax rate reductions previously enacted into law and made several other revenue changes that will, on net, reduce General Fund revenues by $113.2 million in Fiscal Year 2023-24 and $509.8 million in Fiscal Year 2024-25. The budget also authorizes up to three additional 0.5 percentage point individual income tax rate reductions if net state General Fund revenues meet or exceed thresholds each fiscal year between Fiscal Year 2025-26 and Fiscal Year 2032-33.

State Revenues and Expenditures. Although General Fund revenues grew slightly from $66.64 billion to $67.31 billion in fiscal year 2024, a 1% increase, expenditures rose at a more significant rate, climbing by $5.11 billion (8.12%) from $62.98 billion to $68.09 billion. This increase in expenditures was observed across all general fund functions and was primarily driven by Medicaid Expansion, state aid to local education agencies, community colleges, state universities, and various economic development initiatives. While revenues from federal funds and fees, licenses, and fines saw substantial gains of $2.24 billion (8.79%) and $424.57 million (34.77%), respectively, these were counterbalanced by declines in Federal COVID-19 funds ($2.06 billion or 38.85%), as well as drops in individual ($335.38 million or 2%) and corporate income taxes ($216.22 million or 12.53%).

As of June 1, 2025, general obligations of the State of North Carolina were rated "Aaa" by Moody's and "AAA" by S&P and Fitch. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions.

Pennsylvania:

State and its Economy. The Commonwealth of Pennsylvania (the “Commonwealth” or “Pennsylvania”) is the fifth most populous state in the nation, with approximately 13.08 million residents in 2024, though its population is growing slower than the nation as a whole and its composition has a higher percentage of persons 45 or over than the nation or the Middle Atlantic region, according to the U.S. Bureau of the Census. The education and healthcare industries are a vital part of the Commonwealth’s economy. The Commonwealth’s education providers, especially its notable research universities, have helped to nurture new businesses throughout the Commonwealth. The Pittsburgh region has seen rapid growth in high-tech fields such as software development and robotics, thanks in part to the presence of its universities and the graduates they produce. Philadelphia’s universities support regional health systems and spawn startups in the life sciences that are a major economic driver in the region. Output of pharmaceuticals remains an engine of growth, while the rapid increase in the Commonwealth’s production of natural gas liquids provides the basis for gains in production of chemicals and plastics.

Total non-agricultural employment in Pennsylvania has steadily grown since the downturn experienced as a result of the COVID-19 pandemic. Over the five years ending in 2024, non-agricultural employment increased by 9.6%, which was substantially on par with the Middle Atlantic region (10.1%) and the nation as a whole (11.1%).

Non-manufacturing employment in Pennsylvania held steady in recent years, constituting 90.8% of total employment in 2024. Manufacturing constitutes 9.2% of 2024 total non-agricultural employment, has fallen behind the services, trade and the government sectors, and has become the 4th largest source of employment within the Commonwealth. In 2024, the services sector accounted for 50.8% of all non-agricultural employment, the trade sector accounted for 13.1% and the government sector accounted for 11.4%.

Pennsylvania’s annual unemployment rate, as was the Mid-Atlantic Region and the nation as a whole, exceeded 8% in 2020 in response to the COVID-19 pandemic. It has since fallen to more historical norms. In April 2025, as cited by the U.S. Bureau of Labor Statistics,

Pennsylvania’s unemployment rate was 3.9%, compared to the national unemployment rate of 4.2%. Pennsylvania’s unemployment rate ranks tied for 27th with Delaware, Indiana and Missouri (from low to high) in the nation on a state-by-state basis (excluding the District of Columbia).

State Budget. The Commonwealth operates under an annual budget that is formulated and submitted for legislative approval by the Governor no later than the first full week of February. The Pennsylvania Constitution requires that the Governor’s budget proposal consist of three parts: (i) a balanced operating budget setting forth proposed expenditures and estimated revenues from all sources and, if estimated revenues and available surplus are less than proposed expenditures, recommending specific additional sources of revenue sufficient to pay the deficiency; (ii) a capital budget setting forth proposed expenditures to be financed from the proceeds of obligations of the Commonwealth or its agencies or from operating funds; and (iii) a financial plan for not less than the succeeding five fiscal years, that includes for each year projected operating expenditures and estimated revenues and projected expenditures for capital projects. During the legislative process, the General Assembly may add, change, or delete any items in the budget prepared by the Governor, but the Governor retains line item veto power over the appropriations passed by the legislature (and the legislature may override a gubernatorial veto by a two-thirds majority vote). The Commonwealth’s fiscal year begins on July 1 and ends on June 30.

The Constitution and laws of the Commonwealth require all payments from the Commonwealth Treasury, subject to limited exceptions, be made only by duly enacted appropriations. Total appropriations from a fund may not exceed the fiscal year’s actual and estimated revenues, plus any unappropriated surplus available. Appropriations from the principal operating funds of the Commonwealth (the General Fund, the Motor License Fund, and the State Lottery Fund) are generally made for one fiscal year and are returned to the unappropriated surplus of the fund if not spent or encumbered by the end of the fiscal year.

Pennsylvania uses the fund method of accounting. For purposes of governmental accounting, a “fund” is an independent fiscal and accounting entity with a self-balancing set of accounts, recording cash and/or other resources together with all related liabilities and equities that are segregated for the purpose of the fund. In the Commonwealth, over 150 funds have been established for the purpose of recording the receipt and disbursement of moneys received by the Commonwealth. Annual budgets are adopted each fiscal year for the principal operating funds of the Commonwealth and several other special revenue funds. Expenditures and encumbrances against these funds may only be made pursuant to appropriation measures enacted by the General Assembly and approved by the Governor.

Financial information for the principal operating funds of the Commonwealth is maintained on a budgetary basis of accounting, which is used for the purpose of ensuring compliance with the enacted operating budget. The Commonwealth also prepares annual financial statements in accordance with generally accepted accounting principles (“GAAP”). Budgetary basis financial reports are based on a modified cash basis of accounting as opposed to a modified accrual basis of accounting prescribed by GAAP. Financial information is adjusted at fiscal year-end to reflect appropriate accruals for financial reporting in conformity with GAAP.

The General Fund, the Commonwealth’s largest operating fund, receives all tax revenues, non-tax revenues and federal grants and entitlements that are not specified by law to be deposited elsewhere. The majority of the Commonwealth’s operating and administrative expenses are payable from the General Fund. Debt service on all bond indebtedness of the Commonwealth, except that issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund. During the five year period ending with fiscal year 2024, total revenues and other sources increased by an average of 7.1% annually, while expenditures and other uses rose at an average annual rate of 5.6%. Tax revenues during this same period increased by an annual average of 6.8%. Expenditures for the protection of persons and property during this period increased at an average annual rate of 9.2%; public education expenditures during this period increased at an average annual rate of 8.6%; health and human services expenditures increased at an average annual rate of 4.9%; and capital outlays decreased at an average annual rate of 52.6%. Commonwealth expenditures for direction and support services (State employees and government administration) increased at an average annual rate of 3.3%.

Fiscal Year 2023–24 General Fund Budget Results. General Fund revenues of the Commonwealth were above the certified estimate by $862.9 million or 1.9% during fiscal year 2023-24 (“Fiscal Year 2024”). Final Commonwealth General Fund revenues for Fiscal Year 2024 totaled $45.473 billion. Total expenditures were $45.4401 billion. After accounting for a Fiscal Year 2024 beginning balance of $8.084.9 billion, and a transfer to the Budget Stabilization Fund the Commonwealth ended Fiscal Year 2024 with a surplus of $6.632 billion, and $6.250.2 billion in the Budget Stabilization Fund. The Budget Stabilization Fund is a special revenue fund designated to receive a statutorily determined portion of the budgetary basis fiscal year-end surplus of the General Fund, the monies in which are to be used for emergencies threatening the health, safety or welfare of citizens or during downturns in the economy that result in significant unanticipated revenue shortfalls not able to be addressed through the normal budget process.

Fiscal Year 2024–25 General Fund Enacted Budget. Commonwealth General Fund revenues for fiscal year 2024-25 (“Fiscal Year 2025”) were budgeted to total $46.276 billion, while expenditures were budgeted to total $47.6 billion. Fiscal Year 2025 General Fund collections have totaled $42.7 billion through the end of May ($262.5 million above expectations, exceeding forecasts by 0.6%). The Fiscal Year 2025 budget created a structural deficit of over $3 billion that would increase in the following fiscal year under the Governor’s executive budget. In addition, as of April 30, 2025, the amount on deposit in the Budget Stabilization Reserve Fund is $7.346 billion.

Fiscal Year 2025–26 General Fund Executive Budget. The fiscal year 2025-26 (“Fiscal Year 2026”) General Fund budget includes $48.382 billion in General Fund revenues and $51.451 billion in the General Fund expenditures. Though General Fund expenditures for Fiscal Year 2026 are budgeted to exceed revenues, the General Fund nonetheless is budgeted to be in balance (due to its opening surplus). With the exhaustion of federal pandemic relief funds, budgetary surpluses such as those that the Commonwealth experienced in its more recent fiscal years’ results are not going to continue. The Fiscal Year 2026 Executive Budget sets forth a generally flat budgetary environment for the next 5 years and anticipates increasing structural deficits in the coming years.

Debt Limits and Outstanding Debt. The Pennsylvania Constitution permits the issuance of the following types of debt: (i) without voter approval, debt to suppress insurrection or rehabilitate areas affected by man-made or natural disaster; (ii) electorate approved debt; (iii) debt for capital projects subject to an aggregate outstanding debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years; and (iv) tax anticipation notes payable in the fiscal year of issuance. Under the Pennsylvania Constitution the expected total debt limitation for capital projects at the end of Fiscal Year 2025 is $94.076 billion. Outstanding net general obligation debt of the Commonwealth (less refunding escrows and sinking funds) is projected to be $10.573 billion at the end of Fiscal Year 2025 (as set forth in the Governor’s Executive Budget for Fiscal Year 2025), leaving capacity for the issuance of additional debt of just under $78.17 billion in accordance with the debt limitation. Over the 10-year period ending June 30, 2024, total net outstanding general obligation debt decreased at an annual rate of 1.4%.

Debt Ratings. The general obligation bonds of the Commonwealth are rated by Moody’s, S&P and Fitch. The Commonwealth’s $1,170,565,000 General Obligation Bonds, First Refunding Series A & B of 2025, the preliminary official statement for which is dated May 22, 2025 (the “POS”), had an underlying rating of “Aa2” by Moody’s (with a stable outlook), A+ by Standard and Poor’s (with a positive outlook) and “AA” by Fitch (with a stable outlook). Such ratings reflect only the respective views of such rating agencies and an explanation of the significance of a rating may be obtained from such rating agencies. There can be no assurance that the conditions on which these ratings are based will continue, that any such ratings will remain in effect for any given period of time or that they may not be lowered or withdrawn entirely, or that particular bond issues may not be adversely affected by changes in financial, economic, political or other conditions. Any downgrade revision or withdrawal assigned to such debt obligations could have an adverse effect on their market price and liquidity.

City of Philadelphia. The City of Philadelphia (the “City” or “Philadelphia”) is the largest city in the Commonwealth. Philadelphia experienced serious financial difficulties in the fiscal years leading up to 1992, as a result of which a large cumulative general fund deficit was generated.

The Pennsylvania Intergovernmental Cooperation Authority (“PICA”) was created by Commonwealth legislation in 1991 to assist Philadelphia in remedying its fiscal crises. PICA is authorized to provide assistance through the issuance of funding debt and to make factual findings and recommendations to Philadelphia concerning its budgetary and fiscal affairs. This financial assistance has included grants and the issuance of bonds, the proceeds of which, were used by the City for defeasance of certain city general obligation bonds, funding of capital projects and the liquidation of the cumulative general fund balance deficit of Philadelphia which, as of June 30, 1992, stood at the amount of $224.9 million. At this time, Philadelphia is operating under a five-year fiscal plan that runs through 2029. No further bonds may be issued by PICA, as its authority to issue debt has expired. Neither the taxing power nor the credit of the Commonwealth is pledged to pay debt service on PICA’s bonds. There are no PICA bonds outstanding as of June 30, 2023.

The City of Philadelphia, currently, publicly reports that its general obligation bonds are rated “A+” by Standard & Poor’s, “A1” by Moody’s and “A+” by Fitch.

Litigation. The Commonwealth is a party to numerous lawsuits in which an adverse final decision could materially affect the Commonwealth’s governmental operations and consequently its ability to pay debt service on its obligations. The Commonwealth also faces tort claims made possible by the limited waiver of sovereign immunity affected by Act 152, approved September 28, 1978, as amended. Under Act 152, damages for any loss are limited to $250,000 per person and $1 million for each occurrence. The Commonwealth’s self-insurance program covers damages in these civil cases up to $250,000 per incident. Damages in excess of $250,000 are paid from departmental and agency operating and program appropriations.

Substantially all the foregoing information regarding the Commonwealth’s budget and public indebtedness was obtained from the POS and the Fiscal Year 2026 Executive Budget. Many factors affect and could have an adverse impact on the financial condition of the Commonwealth of Pennsylvania, its Counties and other Pennsylvania municipal issuers of debt obligations, many of which such factors are out of control of these issuers. It is not possible to predict whether, or to what extent, these factors may affect obligations of Pennsylvania municipal issuers and the impact such factors might have on the ability of such issuers to meet the payment terms of their debt obligations.

Puerto Rico:

Municipal securities issued by the Commonwealth of Puerto Rico, political subdivisions, instrumentalities and authorities may be particularly affected by political, economic, environmental, social, regulatory or restructuring developments affecting the ability of Puerto Rican municipal issuers to pay interest or repay principal. In addition, as a result of the ongoing financial challenges faced by Puerto Rico, including those following the outbreak of COVID-19, its economic circumstances may change negatively and more rapidly than usual, and it may be less able to maintain up-to-date information for the public.

Since 2000, the Commonwealth of Puerto Rico has faced several fiscal challenges and has found itself unable to structurally balance its budget and fund essential services. Such challenges led to the enactment of the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”) in 2016, which provides the Commonwealth and its instrumentalities access to an orderly mechanism to restructure their debts, in exchange for significant federal oversight over the Commonwealth's finances. In broad strokes, PROMESA seeks to provide Puerto Rico with the fiscal and economic discipline through the creation of a control board ("Oversight Board”), relief from creditor lawsuits through the enactment of a temporary stay on litigation, and two alternative methods to adjust unsustainable debt. Subsequently, Puerto Rico and several of its instrumentalities defaulted on certain of their scheduled debt payments. In 2017, the Oversight Board certified the Commonwealth of Puerto Rico's 10-year fiscal plan, establishing a broad operational framework for future budget development. Subsequently, the Oversight Board filed for Title III bankruptcy protection under PROMESA on behalf of the Commonwealth. Similar filings were made for the Puerto Rico Sales Tax Financing Corporation (“COFINA”) and for the Puerto Rico Electric Power Authority (“PREPA”), government owned corporations of Puerto Rico.

Given Puerto Rico’s massive debt load and the need for pension and operational reforms under the fiscal plan, the Oversight Board determined that filing for Title III to restructure $49 billion of pension liabilities was the most effective way to protect Puerto Rico and its residents. The Oversight Board and the Commonwealth will continue efforts to negotiate, preferably through consensual deals with all constituencies, a comprehensive debt restructuring through a Title III plan of adjustment, which can incorporate all consensual agreements reached (including those that could otherwise form a qualifying Title VI modification). Following years of economic hardship caused by hurricanes, earthquakes, and the pandemic, the Oversight Board revised its fiscal plans for the Commonwealth and began implementing fiscal reforms, including recommending the repeal of certain laws viewed as a barrier to economic growth. Over the following years, the Oversight Board certified multiple updates to Puerto Rico’s fiscal plan to reflect changing economic conditions, including natural disasters, federal aid and the impacts of the COVID-19 pandemic.

The Commonwealth expects that its ability to finance future budget deficits will be severely limited even when it achieves a comprehensive debt restructuring, and, therefore, that it will be required to, among other measures, reduce the amount of resources that fund important governmental programs and services in order to balance its budget. There is no assurance, however, that budgetary balance will be achieved and, if achieved, that such budgetary balance will be based on recurring revenues or expense reductions or that the revenue or expense measures undertaken to balance the budget will be sustainable on a long-term basis. Moreover, the measures to achieve budgetary balance through austerity may adversely affect the performance of the Commonwealth’s economy which, in turn, may adversely affect governmental revenues. While comprehensive debt restructuring seeks to address these recurring budgetary imbalances and to make debt service payments sustainable, it is at present uncertain when such a restructuring will be consummated or that it will achieve the goals of recurring budgetary balance and debt sustainability.

By 2020, the fiscal plan stressed structural reforms, targeted investments, and temporarily paused government downsizing to prioritize recovery. As the Commonwealth continues to restructure its debt, the Oversight Board proposed restructuring approximately $35 billion in debt and over $50 billion in pension obligations in 2021. In 2022, the Commonwealth successfully exchanged over $33 billion of general obligation debt for $7 billion in new bonds, reducing annual debt payments by more than two-thirds. Efforts to restructure instrumentalities like PREPA and its $10 billion debt restructuring are ongoing, with a plan filed in December 2022, a confirmation hearing in March 2024 and key issues like bondholder claims, rate increases, and pension liabilities still needing resolution.

There can be no assurances that these debt restructuring efforts will be effective or that Puerto Rico will be able to service debt payments following the completion of the debt restructurings. A mediation process and certain litigation is ongoing with respect to certain municipal securities issued by Puerto Rico and its political subdivisions, instrumentalities and authorities. It is not presently possible to predict the results of this mediation and litigation, but such outcomes will have a significant impact on bondholders of those municipal securities. Further legislation by the U.S. Congress, or actions by the Oversight Board established by PROMESA, or court approval of an unfavorable debt restructuring deal could have a negative impact on the marketability, liquidity or value of certain investments held by a Fund could reduce a Fund’s performance.

In 2017, Puerto Rico was hit by Hurricanes Irma and Maria within two weeks, with Maria causing an estimated $80 billion in damages and severely impairing the Commonwealth’s critical infrastructure. The hurricanes accelerated the Commonwealth’s ongoing population decline and are expected to have long-term adverse effects on its economy. A series of earthquakes in late 2019 and early 2020, including a magnitude 6.4 earthquake, the strongest in over a century, caused extensive damage, with aftershocks expected to continue for years. In early 2020, the COVID-19 pandemic significantly impacted public health and economic activity. In response, the Oversight Board authorized a $787 million relief package in March 2020. The cumulative effects of these disasters are expected to materially impair Puerto Rico's economy, diverting funds to recovery efforts and reducing revenue from tourism and business operations. There is no assurance that sufficient aid will be received to support full recovery, and the long-term impact remains uncertain. These developments have a material adverse effect on Puerto Rico's finances and negatively impact the payment of principal and interest, as well as the marketability, liquidity and value of securities issued by Puerto Rico and its political subdivisions, instrumentalities, and authorities held by the Fund.

South Carolina:

In general, local governments receive the majority of their revenue from property taxes, license fees, and other state and federal sources. During the 2023 fiscal year, local governments in South Carolina (including counties, cities, school districts, and special districts) received approximately 30.8% of their revenue from property taxes, 18.4% from licenses, fees, charges, and bonds, 26.6% from state sources, and 9.4% from federal sources. With respect to property taxes, the assessed value of all taxable property in the state from 2021 to 2022 increased 6.0% from $31,349,407,002 to $33,245,735,493. From 2022 to 2023, property tax collections actually increased 9.3% from $7,584,450,466 to $8,290,219,360. From 2018 to 2023, total revenues of local governments have increased 32.3%.

Looking ahead, as of May 20, 2025, the South Carolina Board of Economic Advisors (BEA) expects to end fiscal year 2024-2025 with a budget surplus of $1.221 billion. Revenue collections for fiscal year 2024-2025 through April 2025 exceeded expectations primarily for three reasons: individual income tax refunds remained below last year’s level despite the income tax rate reduction adopted for tax year 2024; corporate income tax collections did not decline as estimated but continued to grow; and growth in sales tax continued to accelerate. Because of this, the BEA raised the fiscal year 2025-2026 estimate by $669 million to reflect the previously expected growth pattern. Collections in fiscal year 2025-2026 are expected to be above the base budget by $377.2 million. With the revised estimates for the current fiscal year and fiscal year 2025-2026, the South Carolina General Assembly will have approximately $1.0462 billion in unobligated revenue available for appropriation: $337.2 million in recurring funds and $669 million in nonrecurring funding.

Economic Climate

South Carolina’s economy was predominantly dependent on agriculture until well into the twentieth century; thereafter, manufacturing became the leading contributor to the gross state product. Since the 1950s, the state’s economy has undergone a gradual transition to other activities. South Carolina now has a diversified economic base, including manufacturing, trade, healthcare, services and leisure/hospitality. In 2024, nondurable goods had the largest industry increase in contribution to South Carolina’s real GDP (increasing 0.78%).

From 2023 to 2024, South Carolina’s real gross domestic product increased by 4.2%, in comparison with the national average of 2.8%. Between 2023 and 2024, the fastest growing contributors to real gross domestic product were nondurable goods (83% growth) and wholesale trade (29% growth).

The State’s total non-farm employment for the year ending March 2025 increased 2.4% to 2,400,000. The following industries reported gains from March 2024 to March 2025: Education and Health Services (+ 13,900); Professional and Business Services (+ 10,500);

Construction (+ 7,800); Trade, Transportation, and Utilities (+ 5,800); Government (+ 5,500); Financial Activities (+ 4,700); Leisure and Hospitality (+ 3,400); Other Services (+ 2,600); and Information (+1,500). Only the Manufacturing Industry declined (-500).

South Carolina’s unemployment rate in April 2025 was 4.2%. The State’s unemployment rate in April 2024 was 3.2%, up from 2.9% in April 2023. By comparison, the unemployment rate in April 2025 was 3.6% for the South Atlantic region, and 4.2% for the nation. South Carolina’s unemployment rate is the second highest in the South Atlantic, just ahead of the District of Columbia. Additionally, unemployment claims were 0.1% higher in April 2025 than in the prior month.

According to the BEA (as of March 28, 2025), the State’s 2024 personal income increased to $328,702,000,000 or 6.7% year over year (not adjusted for inflation), compared to an increase of 5.8% for the southeast and 5.4% for the nation. South Carolina ranks 2nd in the U.S. for personal income and 44th in the nation for per capita personal income. In 2024, the State’s per capita personal income of $59,995 was 83% of the national average (compared to 82.4% in 2023) and 92.2% of the southeast (compared to 91.8% in 2023).

Residential building permits for April 2025 are down 5.1% in volume and down 0.9% in valuation compared to April 2024. As of January 2025, new residential listings were up 9.9% and inventory was up 19.8% from the previous year. The median sales price also increased by 3.2% to $335,500 over that same period.

For the calendar year 2024, the South Carolina Department of Commerce reported a capital investment amount of $8.19 billion for the year, in addition to the overall recruitment of over 5,500 new jobs. South Carolina export sales for 2024 totaled $38 billion, up 2% from 2023. Additionally, South Carolina continues to lead the nation in export sales for completed passenger motor vehicles and tires, with sales topping $12.7 billion. South Carolina exports reached 197 countries and territories.

According to the South Carolina Comptroller General’s Annual Comprehensive Financial Report for the fiscal year that ended June 30, 2024, the South Carolina Leading Index (SCLI) increased by 0.22 points from June 2023 to June 2024 to 102.59. Above the 100 mark, the SCLI forecasts generally improving economic conditions for South Carolina over the upcoming three to six months. The SCLI closed the month of September 2024 at 102.56, the most recent month available according to the Comptroller General’s report.

The State's legislature is required to adopt a balanced budget annually based on revenue projections provided by the BEA. State law requires the BEA to meet at least quarterly to compare actual revenue collections with its earlier projections and to adjust its projections if necessary. If the BEA reduces revenue projections significantly once the budget year begins, the State Fiscal Accountability Authority (SFAA) is responsible for taking appropriate action to keep the State's budget in balance. If the SFAA anticipates a year-end operating deficit as a result of the BEA reducing its revenue projections during the year, it must reduce most agency appropriations evenly across-the-board. The State is also required to maintain a General Reserve Fund amounting to 5.0% of total General Fund revenues for the latest completed fiscal year that can be used only for eliminating a year-end operating deficit.

The General Fund is the State’s operating fund, according to the South Carolina Comptroller General’s Annual Comprehensive Financial Report for the fiscal year that ended June 30, 2024. This fund includes resources, such as taxes, that pay for the services that the State traditionally has provided to its citizens. Activity is accounted for in the General Fund unless constraints established by State law or external parties require them to be accounted for in another fund. The Comptroller General’s report notes increases in the 2024 fiscal year were experienced in individual income tax of $40.926 million, or 0.7%, while increases in the 2024 fiscal year were experienced in the retail sales and use tax of $1.030 billion, or 17.7%; and other taxes of $1.683 million, or 0.2%, from the prior year. General Fund expenditures, which increased (including prior year restatements) by $3.038 billion, or 19.6%, were also below the total General Fund revenues, indicating a continued controlling of costs and spending reductions previously mandated by State officials.

Estimated revenues for the 2024 fiscal year were $13.352 billion. Actual revenues at June 30, 2024, were $440.670 million, which is 3.3% under the estimated revenue used in the fiscal year 2024 budget appropriations act. This also represented an increase in collections over the prior year of $585.609 million, or 4.8%. Individual income and sales tax collections are the fund’s major revenue sources. Individual income tax collections ended the year under the adjusted estimate by $692.655 million and sales tax collections ended the year over the adjusted estimate by $31.536 million. Fiscal year 2024 ended with a budgetary surplus. South Carolina ended the year with a budgetary General Fund balance after reservation of $6.020 billion. As of June 30, 2024, the State had $1.735 billion in bonds and notes outstanding – a decrease of $76.714 million, or a 4.2% decline from the previous year.

Since at least 2017, the general obligations of the state of South Carolina have been rated "Aaa" by Moody's, "AA+" by S&P and "AAA" by Fitch.

Regarding local government funding sources, counties primarily rely on property taxes, fees, local accommodations sales taxes, and state funding (aid to subdivision); South Carolina has no local income taxes. Cities, in addition, receive business license taxes, which represent between 25% - 50% of their General Fund Revenue. According to the Tax Foundation (2025), South Carolina’s combined state and local sales tax rates rank 18th nationally.

Additionally, according to the South Carolina Revenue and Fiscal Affairs Office, in its April 2025 Report for FY2024-25, the growth rates for fiscal year to date were 4.6% for sales taxes, 8.5% for individual income taxes, 9.0% for corporation income tax, and 16.6% for insurance tax revenue. Total General Fund Revenue is up 8.4% versus the same time period (April) for the prior fiscal year.

South Carolina has, over the last several years, continued to demonstrate its ability to attract expanded economic opportunities for citizens, according to the South Carolina Comptroller General’s Annual Comprehensive Financial Report for the fiscal year that ended June 30,2024. Manufacturing has grown, and even in the midst of challenging national economic conditions, the Comptroller General’s report notes that South Carolina’s business-friendly climate and committed workforce continues to attract investment that creates well-paying jobs.

When compared to other states, South Carolina ranked 13th for Best State Overall Business Climate Ranking in Site Selection’s 2024 Top State Business Climate Rankings and was 5th in their Executive Survey rank. South Carolina was 2nd in Area Development’s 2024 Top States for Doing Business, and 6th in the individual category of Overall Cost of Doing Business. South Carolina ranked 13th in Chief Executive Magazine’s 2025 Best & Worst States for Business.

According to the Lincoln Institute’s July 2024 50-State Property Tax Comparison Study, South Carolina has very low property taxes on residences and high property taxes on other property categories. The Lincoln Institute surveys the largest city in each state (Charleston, which has a lower millage than most of the state) plus three other jurisdictions for a total of 53; plus one rural city in the 50 states (Mullins). Charleston ranked between 48th and 52nd for property taxes on homesteads (primary residences) depending on the value of the investment,

1st being the highest tax rate in the country and 53rd being the lowest tax rate in the country. Charleston also ranked between 18th and 23rd for commercial property taxes (depending on the value of the investment), and 3rd for industrial property taxes. Mullins ranked 37th for homesteads property taxes; 2nd for commercial property taxes; and 1st for industrial property taxes (i.e., the highest in the country). The Lincoln Institute notes that South Carolina is unique in the taxation of primary residences, as South Carolina is the only state in the nation which exempts primary homeowners from paying property taxes. As a result, any increase in millage by local governments primarily falls on industrial and commercial properties. Additionally, South Carolina has the highest property tax differential in the country for primary residences versus apartments.

U.S. Virgin Islands:

The U.S. Virgin Islands is an unincorporated U.S. territory located in the Caribbean. In recent years, the government of the U.S. Virgin Islands has experienced substantial fluctuations in revenues and expenditures and recurring structural deficits. Since fiscal year 2009, the government of the U.S. Virgin Islands has used multiple bond issuances to finance working capital needs and other government obligations. The high level of indebtedness and the resulting allocation of revenues to debt service have contributed to the government of the U.S. Virgin Islands’ budget deficits during the past several years, some of which deficits the government of the U.S. Virgin Islands has been required to finance, further increasing the amount of such debt. Such a high level of indebtedness, among other factors, may adversely affect credit ratings and the ability to obtain financing at favorable rates. The effort to achieve budgetary balance may adversely affect the performance of the economy in the U.S. Virgin Islands.

In recent years, the U.S. Virgin Islands has faced multiple credit rating downgrades due to its extremely weak financial position, limited liquidity, and its inability to access capital markets. A failed attempt to issue deficit-financing bonds in 2017, which would have balanced the budget and improved liquidity, worsened investor confidence. According to Moody's Investors Service (Moody’s), U.S. Virgin Islands’ general credit profile in 2017 included: persistent general fund deficits addressed primarily with repeated deficit financings; very high debt levels; declining gross domestic product and population; high unemployment; and an extremely large unfunded pension liability.

In August 2017, the governor of the U.S. Virgin Islands indicated that communications with certain credit ratings agencies had been suspended, which prompted those agencies to withdraw U.S. Virgin Islands credit ratings. In the following month, Category 5 Hurricanes Irma and Maria cause severe damage to the U.S. Virgin Islands and Moody’s reported that the hurricanes further weakened the U.S. Virgin Islands’ already fragile economic, financial, and liquidity condition. Between June 2016 and January 2018, Moody's downgraded certain U.S. Virgin Islands' debt ratings four times. By June 2019, Moody's placed the U.S. Virgin Islands' Caa3 issuer rating and related bond ratings on review with direction uncertain due to protracted delay in the release of U.S. Virgin Islands government's audited financial statements for fiscal year 2017, the absence of unaudited financial statements for fiscal years 2017 and 2018, and the government's extremely weak financial and liquidity condition as indicated by the limited available information, despite signs of economic and revenue improvements. In 2021, Moody's confirmed the U.S. Virgin Islands' Caa3 issuer rating and affirmed the Caa2 rating on various senior and subordinate lien bonds. According to Moody's, the U.S. Virgin Islands' Caa3 issuer rating reflected a small and highly concentrated economy, severely strained government finances, a rapidly depleting pension system, ongoing financial reporting and governance challenges, continual lack of market access and reliance on federal aid. In 2022, Moody's reiterated these concerns in a periodic review and in March 2023, Moody’s withdrew the U.S. Virgin Islands’ issuer rating due to insufficient information. At the time of the withdrawal, the U.S. Virgin Islands’ issuer rating was Caa3 and the outlook was stable.

In May 2023, the Bureau of Economic Analysis of the U.S. Department of Commerce ("BEA") released gross domestic product ("GDP") estimates for the U.S. Virgin Islands for 2022 and its estimates of GDP by industry and compensation by industry for the U.S. Virgin Islands for 2022, and revised estimates for prior years. The estimates of GDP for the U.S. Virgin Islands show that the real GDP – GDP adjusted to remove price changes – decreased 1.3% in 2022 after increasing 3.7% in 2021 (most recent data available). The decrease in real GDP reflected declines in exports, private fixed investments, government spending, and personal consumption expenditures. These increases were partly offset by an increase in inventory investment. Imports, a subtraction item in the calculation of GDP, also declined.

According to the BEA, exports on goods and services decreased 18.9% over 2022, primarily due to reduced shipment of crude oil and petroleum products exports, though service exports – primarily visitor spending – increased., supported by a 69.7% rise in total visitor arrival in 2022 compared to 2021. Private fixed investment decreased 18.6%, reflecting lower construction and equipment spending. Personal consumption rose 1%, largely due to higher consumer prices.

Government spending also declined, falling 4.4% overall. Federal expenditures continue to decrease after peaking in in 2020 due to post-hurricane reconstruction efforts, while territorial government spending decreased by 2.6%, reflecting reduced construction activity. The BEA noted that the COVID-19 pandemic significantly affected the U.S. Virgin Islands’ economy, though its full impact is embedded in the data and cannot be separately quantified. Federal grants and transfer payments are reflected in the GDP estimates.

Employment across all sectors of the U.S. Virgin Islands economy was adversely affected by the 2015 closure of the HOVENSA refinery and the aftermath of the global recession. The most significant job losses occurring in manufacturing, construction, goods production, and other services, with manufacturing employment declining by 41.6% in the number of persons employed in calendar year 2013. Private sector employment growth is fueled primarily by tourism and related services, while public sector employment consists of positions with the U.S. Virgin Islands government and the U.S. federal government. According to the BEA and the U.S. Virgin Islands government, the unemployment rate was 3.5% in 2024, 3.4% in 2023 and 3.5% in 2022, largely due to tourism recovery and government initiatives. Tourism remains the U.S. Virgin Islands' largest industry and represents the dominant segment in the private sector. The industry experience volatility between 2003 and 2007 and deteriorated during the global economic crisis. After peaking in 2014, tourism declined sharply due to the Hurricanes Irma and Maria in 2017 and the subsequent COVID-19 pandemic. Total visitor arrivals dropped to 856,000 in 2020, but partially rebounded to 1.048 million in 2021. Cruise ship visitor arrivals, a major component of tourism, plummeted from 1.4 million in 2019 to around 245,000 in 2021 due to COVID-19 pandemic-related disruptions, signaling that full economic recovery would likely take years. However, the U.S. Virgin Islands has since experienced a strong rebound, with record-breaking air and cruise passenger arrivals in 2024, surpassing pre-pandemic levels. This recovery has been attributed in part to its status as a U.S. territory, leading to fewer travel restrictions and increased U.S. visitor numbers.

Virginia:

According to the U.S. Census Bureau, Virginia's estimated population as of June 30, 2024 was 8.8 million, making it the 12th most populated state in the nation. As of November 2024, 4.49 million residents of Virginia were estimated to be in the civilian labor force. As of June 2024, Virginia's unemployment rate was 2.8%, an increase from the rate of 2.5% in 2023. From 2007 through 2024, the percentage of unemployment in Virginia has regularly been less than the national unemployment rate. Virginia is a right-to-work state with diverse sources of income. In part because of its proximity to Washington D.C., Virginia has a larger share of federal and military employees than most states. More than ten percent of Virginia's workers are federal employees or active military.

According to information from the U.S. Bureau of Economic Analysis (the "BEA"), in 2024, Virginia current-dollar gross domestic product (GDP) was 764,474.8$ million and ranked 13th in the U.S; further, in 2024, Virginia real GDP grew 3.1% while the 2023-2024 national change was 2.8%. In 2024, the largest industry in Virginia was finance, insurance, real estate, rental, and leasing, which accounted for 19.6% of Virginia GDP and had a 2.2% real growth. The second largest industry was professional and business services, which accounted for 19.4% of Virginia GDP and had a 3.6% real growth. The largest contributor to real GDP growth in Virginia was professional and business services, which accounted for 0.69% of the total growth in real GDP. The second largest contributor to real GDP growth was retail trade, which accounted for 0.44 percentage point of total growth in real GDP. The BEA also reports the per capita personal income in Virginia was estimated to be $77,093 in 2024, an increase of 4.6% from 2023 and ranking 11th in the U.S. and was 106.4% of the national average, $72,425.

The Virginia Constitution limits the ability of the Commonwealth to create debt and requires a balanced budget. Virginia's fiscal year 2024 general fund revenues were 15.7%, or $4.5 billion, higher than fiscal year 2023 revenues. Fiscal year 2024 expenditures increased by 9.4%, or $2.7 billion, when compared to fiscal year 2023. As of the end of fiscal year 2024, the general fund reported a combined ending fund balance of $14.9 billion, an increase of $2.4 billion in comparison to the prior fiscal year. Of this total fund balance, $151 million represented non-spendable fund balance, $2.9 billion represented restricted fund balance, $9.0 billion represented committed fund balance and $2.8 billion represented assigned fund balance.

At the end of fiscal year 2024, Virginia had total debt outstanding of $57.5 billion, including total tax-supported debt of $23.2 billion and total debt not supported by taxes of $34.3 billion. Bonds backed by the full faith and credit of the government and tax-supported total $1.1 billion. Debt is considered tax-supported if Commonwealth tax revenues are used or pledged for debt service payments. In addition, at the end of fiscal year 2024, the Commonwealth had an additional $918 million of moral obligation debt which is not tax-supported. The Commonwealth has no direct or indirect pledge of tax revenues to fund reserve deficiencies. However, in some cases, Virginia has made a moral obligation pledge to consider funding deficiencies in debt service reserves that may occur. The remainder of Virginia's debt represents bonds secured solely by specified revenue sources (i.e., revenue bonds).

General obligations of cities, towns or counties in Virginia are payable from the general revenues of the entity, including ad valorem tax revenues on property within the jurisdiction, and the entity is authorized and required by law, unless other funds are available for such purpose, to levy and collect ad valorem taxes sufficient to pay debt service on all general obligation bonds. The obligation to levy taxes can be enforced by mandamus, but such a remedy may be impracticable and difficult to enforce. Under the Code of Virginia, a holder of any general obligation bond in default may file an affidavit setting forth such default with the Governor. If, after investigating, the Governor determines that such default exists, he is directed to order the State Comptroller to withhold State funds appropriated and payable to the entity and apply the amount so withheld to unpaid principal and interest.

As of June 1, 2025, general obligation bonds of the Commonwealth of Virginia were rated "AAA" by Fitch Ratings, "Aaa" by Moody's Investors Service, Inc., and "AAA" by S&P Global Ratings. Such ratings reflect only the respective views of such rating agencies and an explanation of the significance of a rating may be obtained from such rating agencies. There can be no assurance that the conditions on which these ratings are based will continue, that any such ratings will remain in effect for any given period of time or that they may not be lowered or withdrawn entirely, or that particular bond issues may not be adversely affected by changes in financial, economic, political or other conditions. Any downgrade revision or withdrawal assigned to such debt obligations could have an adverse effect on their market price and liquidity.

West Virginia:

A 2021 American Petroleum Institute study indicates that the energy sector (directly and indirectly) comprises 15% of West Virginia’s GDP and 8.5% of employment, doubling indirectly through supply chains. This sector’s significance makes the state particularly vulnerable to energy demand fluctuations, global economic trends, and geopolitical conflicts, as evidenced by its GDP volatility from 2009 to 2019.

According to a February 2025 Energy Information Administration (EIA) report, West Virginia is the fifth-largest energy producer and second-largest coal producer in the U.S., contributing 5.9% and 15% to national totals respectively. The state’s energy sector benefits significantly from hydraulic fracturing in the Marcellus Shale region, which accounts for 36% of total shale gas and 18% of all-natural gas production nationally. Recent executive orders easing fossil fuel regulations, particularly coal, create potential growth opportunities. However, the ongoing U.S.-China trade conflict, marked by China’s retaliatory 15% tariff on coal and natural gas imports, poses direct risks on West Virginia’s economy, as West Virginia represents 28% of U.S. coal exports.

Under the Energy Act of 2020 and recent federal executive orders, coal has been classified as a critical material for steel production. This coincides with merger discussions between U.S. Steel Corp. and Nippon Steel Corp., potentially leading to a $14 billion investment in steel infrastructure in southern Pennsylvania. Given the state’s geographical proximity and coal’s metallurgical necessity, West Virginia is likely to benefit as a key supplier for increased coal demands.
According to the U.S. Bureau of Labor Statistics, West Virginia’s seasonally-adjusted unemployment rate in April 2025 was 3.8%, down 0.5% from the previous year, marking the first time in years it has been below the national rate of 4.2%. However, the state’s labor force participation rate remains at 54.5%, ranking lowest nationally. This low participation rate largely reflects West Virginia’s demographic profile, wherein 21.5% of residents are aged 65 or older.

The annual Debt Capacity Report published by the West Virginia Treasurer’s Office addresses various issues of debt management within the State during the fiscal year. The primary goal of this report is to calculate the amount of outstanding net tax-supported debt and other key ratios used to examine debt, and to make recommendations that will attempt to keep the state within “an average-to-low range of national recognized debt limits.” According to the latest draft of the West Virginia Treasurer’s Office annual Debt Capacity Report, the state had a net tax support debt (“NTSD”) of approximately $2.578 billion, a roughly 6.2% decrease from the previous fiscal year. Servicing this debt accounts for 5.83% of the State’s General Revenue Fund, which is higher than last year’s debt service rate, but is still below the 6% recommended cap necessary to keep the ratio in the low range of nationally recognized debt limits. It is projected that this rate will exceed the recommended cap and reach 6.49% as of June 30, 2025.

Other various debt ratios calculated as of June 30, 2024, include: debt as a percentage of revenues (4.61%); debt as a percentage of personal income (2.62%, below the recommended cap of 3%); debt per capita ($1,432, above the recommended cap of $980.00 per capita); debt as a percentage of assessed value (1.86%, below the recommended cap of 2%).

West Virginia’s credit rating has remained the same since its demotion nearly a decade ago. Moody’s, S&P, and Fitch maintain ratings of ‘Aa2,’ ‘AA-,’ and ‘AA,’ respectively, each confirming a stable outlook.

According to a report prepared by the West Virginia State Budget Office, as of February 28, 2025, West Virginia’s Revenue Shortfall Reserve Fund (“rainy day fund”) now totals about $736.5 million, an increase from last year. The Revenue Shortfall Reserve Fund – Part B, reserved solely to offset a shortfall in revenues or for fiscal emergencies of an extraordinary nature, now totals approximately $580.3 million.

Despite a mired history with underfunded pension plans and other post-employment benefits (OPEB) plans, West Virginia’s state pension systems have shown generally strong funding improvements in recent years. The latest valuations from the West Virginia Consolidated Public Retirement Board are from July 1, 2024. It shows most of the pension funds as near or above fully funded. The Teacher’s Retirement System (TRS), which used to be the least funded, has made steady gains at 83.4%, increasing by 3.5% from the previous year. TRS does possess unfunded liabilities at $2.3 billion, but that underfunding is steadily being paid down through dedicated contributions, and the plan remains on a long-term amortization schedule. The Public Employees’ Retirement System (PERS) and several smaller retirement plans are either fully funded or in surplus. PERS is funded at 101.9%; the Judge’s System at 244.5%; the Emergency Medical Services Retirement System (EMSRS) at 108.9%; and the Municipal Police and Firefighters at 130.3%. Key legislative frameworks, such as the 2005 pension reform law, ensure that benefit enhancements (e.g., COLAs) are constrained until funding levels are secure. At the municipal level, legacy police and fire pension funds remain underfunded on average (around 43% funded combined as of 2023) but have been improving steadily due to reforms, increased contributions, and the option of pension obligation bonds. In 2012, West Virginia enacted a law aimed at addressing issues regarding funding of OPEB plans. The law created a trust fund to pay for OPEB for public employees hired before July 1, 2010. The law also created a separate trust fund for employees hired on or after July 1, 2010, to pay for any OPEB incentives that may be created by the Legislature in the future. The two funds will be funded from personal income tax revenue currently being directed to the unfunded liabilities of the old workers compensation system, but only after those unfunded workers compensation liabilities are paid off. Once the workers’ compensation liabilities are satisfied, $30 million per year will go to the pre-July 1, 2010 fund and $5 million per year will go the post-July 1, 2010, fund.

Legislation privatizing workers’ compensation became effective in January of 2006, and it has resulted in significant savings for some employers. The former, State-run workers’ compensation agency had amassed debt in excess of $3 billion. The State adopted a plan to address and eventually eliminate the unfunded liability by dedicating certain revenues annually towards the debt. According to the State’s Annual Comprehensive Financial Report for 2023, the Worker’s Compensation “Old Fund” had a positive net asset balance of $7 million.
The general revenue budget for FY 2024-25 was $5.22 billion. To date, the Treasurer’s Office has announced a total $5.7 billion in general revenue collections—totaling more than $826.6 million beyond estimates. The recently passed revenue fund budget, for FY 2025-26, was $5.32 billion.

West Virginia continues to pursue ways to diversify its economy from purely extractive industries. In the 2025 Legislative Session, the West Virginia Legislature passed HB 2014, also known as the “Microgrid Bill.” This bill creates the “Certified Microgrid Program” to attract the development, construction, and expansion of data centers within the state. Data centers are rapidly becoming essential to the national infrastructure by “ensuring the resilience of the digital economy.” (H.B. 2014, 2025 Reg. Sess. (W. Va. 2025)). Many of the bill’s advocates state that the it will assist in preserving jobs within the State, as data centers “represent a significant and growing sector of the economy.”
The decline in coal mining has prompted innovative proposals to repurpose idle mine sites as data processing centers. Existing mining infrastructure would facilitate energy provision and cost-effective cooling, addressing significant operational expenses.

The West Virginia Department of Tourism reports that, since 2019, tourism has emerged as a robust economic driver in West Virginia, growing by 23% and generating $8.7 billion in economic impact, $1 billion in tax revenue, and $2.1 billion in total income for the state by 2024. The state legislature’s increased funding for state tourism promotion and the designation of New River Gorge as a national Park significantly contributed to this growth. This tourism boom stabilizes and diversifies local economies, strengthening tax bases and thereby enhancing the reliability and security of municipal bond repayments.
Additionally, business and population migration into the State has been reversing trend over the last year, with net migration to the State being up for the first time in decades, and with recent announcements by, among others, Alcon, Gestamp, the Nucor Corporation, GreenPower Motor Company, Clean Vision Corporation, and PepsiCo announcing the construction or implementation of new business in the State. The State passed a right-to-work law in 2016. In April 2021, Governor Justice announced a new program called “Ascend West Virginia,” which would pay remote workers $12,000 over a two-year period, plus other benefits if they moved from out-of-state into West Virginia.

West Virginia has suffered most from the opioid crisis. West Virginia, according to a CDC 2022 statistic, retained the highest overdose death rate in the country, at 80.9 deaths per 100,000 people. Local governments in West Virginia have brought multiple lawsuits against wholesale drug distributors, manufacturers, and prescribing physicians, alleging generally that the companies flooded the state with prescription painkillers and contributed to an epidemic of opioid addiction and overdoses. As of May 2023, the total opioid litigation amount collected by the State has exceeded $1 billion, the highest per capita collections of any state.

Investment Adviser

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, MA 02199

(617) 954-5000

Distributor

MFS Fund Distributors, Inc.

111 Huntington Avenue, Boston, MA 02199

(617) 954-5000

Shareholder Servicing Agent

MFS Service Center, Inc.

P.O. Box 219341, Kansas City, MO 64121-9341

Toll free: 1-800-225-2606

MFS® MUNICIPAL SERIES TRUST

MFS® ALABAMA MUNICIPAL BOND FUND

MFS® ARKANSAS MUNICIPAL BOND FUND

MFS® CALIFORNIA MUNICIPAL BOND FUND

MFS® GEORGIA MUNICIPAL BOND FUND

MFS® MARYLAND MUNICIPAL BOND FUND

MFS® MASSACHUSETTS MUNICIPAL BOND FUND

MFS® MISSISSIPPI MUNICIPAL BOND FUND

MFS® MUNICIPAL INCOME FUND

MFS® MUNICIPAL INTERMEDIATE FUND

MFS® NEW YORK MUNICIPAL BOND FUND

MFS® NORTH CAROLINA MUNICIPAL BOND FUND

MFS® PENNSYLVANIA MUNICIPAL BOND FUND

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND

MFS® VIRGINIA MUNICIPAL BOND FUND

MFS® WEST VIRGINIA MUNICIPAL BOND FUND

PART C

Item 28. Exhibits

 (a)  1 Amended and Restated Declaration of Trust, dated December 16, 2004, previously filed as Exhibit 1 of the Registrant's Post-Effective Amendment No. 40, filed on July 29, 2005.

   2 Certificate of Amendment, dated November 28, 2006, to the Declaration of Trust – Establishment and Designation of Class A1 Shares and Class B1 Shares for MFS Municipal Income Fund, previously filed as Exhibit 1(b) of the Registrant's Post-Effective Amendment No. 46, filed on March 20, 2007.

   3 Certificate of Amendment, dated July 15, 2011, to the Declaration of Trust – Establishment and Designation of Class I Shares for MFS Municipal Income Fund, previously filed as Exhibit (a) 3 of the Registrant's Post-Effective Amendment No. 52, filed on July 28, 2011.

   4 Certificate of Amendment, dated November 17, 2011, to the Declaration of Trust – Termination of MFS Florida Municipal Bond Fund, previously filed as Exhibit (a) 4 of the Registrant's Post-Effective Amendment No. 54, filed on July 26, 2012.

   5 Certificate of Amendment, dated March 14, 2016, to the Declaration of Trust – Establishment and Designation of Class I Shares for MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund, previously filed as Exhibit (a) 5 of the Registrant's Post-Effective Amendment No. 64, filed on July 28, 2016.

   6 Certificate of Amendment to the Declaration of Trust, dated May 2, 2016, previously filed as Exhibit (a) 6 of the Registrant's Post-Effective Amendment No. 64, filed on July 28, 2016.

   7 Certificate of Amendment, dated May 9, 2017, to the Declaration of Trust – Establishment and Designation of Class R6 Shares for MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS Municipal Income Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund, previously filed as Exhibit (a) 7 of the Registrant's Post-Effective Amendment No. 66, filed on July 27, 2017.

   8 Certificate of Amendment, dated May 9, 2017, to the Declaration of Trust – Establishment and Designation of Class T Shares for MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS Municipal Income Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund, previously filed as Exhibit (a) 8 of the Registrant's Post-Effective Amendment No. 66, filed on July 27, 2017.

   9 Certificate of Amendment, dated August 19, 2020, to the Declaration of Trust – Termination of Class T Shares for MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS Municipal Income Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund, previously filed as Exhibit (a) 9 of the Registrant's Post-Effective Amendment No. 74, filed on February 16, 2021.

  10 Certificate of Amendment, dated February 12, 2021, to the Declaration of Trust – Establishment and Designation of Series and Establishment and Designation of Classes for MFS Municipal Intermediate Fund, previously filed as Exhibit (a) 10 of the Registrant's Post-Effective Amendment No. 74, filed on February 16, 2021.

  11 Certificate of Amendment, dated October 26, 2021, to the Declaration of Trust – Termination of MFS Tennessee Municipal Bond Fund, previously filed as Exhibit (a) 11 of the Registrant's Post-Effective Amendment No. 77, filed on July 28, 2022.

 (b)  1 Master Amended and Restated By-Laws, dated January 1, 2002, as revised through September 25, 2024; previously filed as Exhibit (b) 1 of MFS Active Exchange Traded Funds Trust (File Nos. 333-278691 and 811-23953) Pre-Effective Amendment No. 2, filed on September 26, 2024.

   2 Appendix A, as revised March 6, 2024, to the Master Amended and Restated By-Laws, dated January 1, 2002, as revised through March 6, 2024; previously filed as Exhibit (b) 2 of MFS Active Exchange Traded Funds Trust (File Nos. 333-278691 and 811-23953) Initial Registration Statement on Form N-1A, filed on April 15, 2024.

  (c)  Copies of instruments defining the rights of shareholders, including the relevant portions of: the Amended and Restated Declaration of Trust, dated December 16, 2004 (see Section 6.2), as amended through October 26, 2021, previously filed as Exhibit 1 of MFS Municipal Series Trust (File Nos. 2-92915 and 811-04096) Post-Effective Amendment No. 40, filed on July 29, 2005, and the Master Amended and Restated By-Laws, dated January 1, 2002 as revised through September 25, 2024 (see Article III), previously filed as Exhibit (b) 1 of MFS Active Exchange Traded Funds Trust (File Nos. 333-278691 and 811-23953) Pre-Effective Amendment No. 2, filed on September 26, 2024.

 (d)  1 Investment Advisory Agreement, dated January 1, 2002, previously filed as Exhibit 4 of the Registrant's Post-Effective Amendment No. 37, filed on July 29, 2002.

   2 Amendment, dated as of August 1, 2008, to the Investment Advisory Agreement by and between the Trust on behalf of MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS Municipal Income Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and Massachusetts Financial Services Company, dated January 1, 2002, previously filed as Exhibit (d) 2 of the Registrant's Post-Effective Amendment No. 49, filed on July 28, 2009.

   3 Amendment, dated as of July 29, 2016, to the Investment Advisory Agreement by and between the Trust on behalf of the MFS Municipal Income Fund and Massachusetts Financial Services Company, previously filed as Exhibit (d) 3 of the Registrant's Post-Effective Amendment No. 66, filed on July 27, 2017.

   4 Amendment, dated as of August 1, 2018, to the Investment Advisory Agreement by and between the Trust on behalf of the MFS Municipal Income Fund and Massachusetts Financial Services Company, previously filed as Exhibit (d) 4 of the Registrant's Post-Effective Amendment No. 70, filed on July 26, 2019.

   5 Investment Advisory Agreement, dated May 17, 2021, by and between the Trust on behalf of MFS Municipal Intermediate Fund and Massachusetts Financial Services Company, previously filed as Exhibit (d) 5 of the Registrant's Post-Effective Amendment No. 76, filed on July 28, 2021.

 (e)  1 Distribution Agreement between the Trust and MFS Fund Distributors, Inc., dated January 1, 1995, previously filed as Exhibit 6(a) of the Registrant's Post-Effective Amendment No. 26, filed on February 22, 1995.

   2 Amendment, dated May 2, 2016, to Distribution Agreement between the Trust and MFS Fund Distributors, Inc., dated January 1, 1995, previously filed as Exhibit (e) 2 of the Registrant's Post-Effective Amendment No. 64, filed on July 28, 2016.

   3 Dealer Agreement between MFS Fund Distributors, Inc. ("MFD") and a dealer, previously filed as Exhibit (e) 3 of Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-00859) Post-Effective Amendment No. 11, filed on March 27, 2025.

 (f)  Not Applicable.

 (g)  1 Custodian Agreement between the Registrant and JPMorgan Chase Bank, N.A., dated November 13, 2006, previously filed as Exhibit 7(A) of MFS Series Trust II (File Nos. 33-07637 and 811-04775) Post-Effective Amendment No. 39, filed on January 26, 2007.

   2 Appendix A, as of May 3, 2022, to the Custodian Agreement between the Registrant and JPMorgan Chase Bank, N.A., dated November 13, 2006, previously filed as Exhibit (g) 9 of MFS Series Trust XII (File Nos. 333-126328 and 811-21780) Post-Effective Amendment No. 71, filed on June 17, 2022.

   3 Appendix E, as of October 7, 2010, to the Custodian Agreement between the Registrant and JPMorgan Chase Bank, N.A., dated November 13, 2006, previously filed as Exhibit (g) 7 of MFS Series Trust X (File Nos. 33-01657 and 811-04492) Post-Effective Amendment No. 76, filed on November 24, 2010.

   4 Amendment No. 1, as of May 5, 2010, to the Custodian Agreement between the Registrant and JPMorgan Chase Bank, N.A., dated November 13, 2006, previously filed as Exhibit (g) 6 of MFS Series Trust X (File Nos. 33-01657 and 811-04492) Post-Effective Amendment No. 73, filed on May 21, 2010.

   5 Amendment, dated December 1, 2022, to the Custodian Agreement between the Registrant and JPMorgan Chase Bank, N.A., dated November 13, 2006, previously filed as Exhibit (g) 6 of MFS Series Trust V (File Nos. 2-38613 and 811-02031) Post-Effective Amendment No. 90, filed on January 26, 2023.

   6 Schedule X, as of May 21, 2013, to the Custodian Agreement between each of the Investment Companies listed on Appendix A thereto and JPMorgan Chase Bank, N.A, previously filed as Exhibit (g) 9 of MFS Series Trust XIII (File Nos. 2-74959 and 811-03327) Post-Effective Amendment No. 53, filed on June 27, 2013.

   7 Fund Accounting Agreement between the Registrant and JPMorgan Investor Services Co., dated November 13, 2006, previously filed as Exhibit 7(B) of MFS Series Trust II (File Nos. 33-07637 and 811-04775) Post-Effective Amendment No. 39, filed on January 26, 2007.

   8 Appendix A, as of May 3, 2022, to the Fund Accounting Agreement between the Registrant and JPMorgan Chase Bank, N.A. (Successor in interest to J.P.Morgan Investor Services Co.), dated November 13, 2006, previously filed as Exhibit (g) 14 of MFS Series Trust XII (File Nos. 333-126328 and 811-21780) Post-Effective Amendment No. 71, filed on June 17, 2022.

   9 Appendix B, as of May 5, 2010, to the Fund Accounting Agreement between the Registrant and JPMorgan Investor Services Co., dated November 13, 2006, previously filed as Exhibit (g) 9 of MFS Series Trust X (File Nos. 33-01657 and 811-04492) Post-Effective Amendment No. 73, filed on May 21, 2010.

  10 Amendment, dated December 1, 2022, to the Fund Accounting Agreement between the Registrant and JPMorgan Chase Bank, N.A., dated November 13, 2006, previously filed as Exhibit (g) 10 of MFS Series Trust V (File Nos. 2-38613 and 811-02031) Post-Effective Amendment No. 90, filed on January 26, 2023.

  11 Supplemental Agreement between the Registrant and JPMorgan Chase Bank, N.A., dated April 9, 2024; previously filed as Exhibit (g) 11 of MFS Series Trust III (File Nos. 2-60491 and 811-02794) Post-Effective Amendment No. 73, filed on May 29, 2024.

 (h)  1 Shareholder Servicing Agent Agreement between the Registrant and MFS Service Center, Inc., dated August 1, 1985, previously filed as Exhibit 9(a) of the Registrant's Post-Effective Amendment No. 28, filed on July 28, 1995.

   2 Amendment, dated April 1, 2003, to the Amended and Restated Shareholder Servicing Agent Agreements, previously filed as Exhibit 8(b) of the Registrant's Post-Effective Amendment No. 38, filed on July 29, 2003.

   3 Amendment, dated February 22, 2005, to Shareholder Servicing Agent Agreements, previously filed as Exhibit 8(c) of the MFS Series Trust X (File Nos. 33-01657 and 811-04492) Post-Effective Amendment No. 55, filed on March 14, 2005.

   4  Amendment (Massachusetts Privacy Provision), dated February 15, 2011, to the Shareholder Servicing Agent Agreements, dated February 22, 2005, previously filed as Exhibit (h) 4 of the Registrant's Post-Effective Amendment No. 52, filed on July 28, 2011.

   5 Amendment, dated May 2, 2016, to Shareholder Servicing Agent Agreements between the Registrant and MFS Service Center, Inc., dated August 1, 1985, previously filed as Exhibit (h) 5 of the Registrant's Post-Effective Amendment No. 64, filed on July 28, 2016.

   6 Amendment, dated February 13, 2018, to the Amended and Restated Shareholder Servicing Agent Agreements, dated August 1, 1985, previously filed as Exhibit (h) 6 of MFS Series Trust VI (File Nos. 33-34502 and 811-06102) Post-Effective Amendment No. 46, filed on February 27, 2018.

   7 Amendment, dated September 24, 2024, effective January 1, 2025, to the Amended and Restated Shareholder Servicing Agent Agreements, previously filed as Exhibit (h) 8 of MFS Series Trust V (File Nos. 2-38613 and 811-02031) Post-Effective Amendment No. 92, filed on January 27, 2025.

   8 Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 2023, previously filed as Exhibit (h) 7 of Massachusetts Investors Trust (File Nos. 2-11401 and 811-00203) Post-Effective Amendment No. 118, filed on April 27, 2023.

   9 Amendment 1, dated March 6, 2024, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 2023, previously filed as Exhibit (h) 8 of MFS Series Trust II (File Nos. 33-7637 and 811-04775) Post-Effective Amendment No. 69, filed on March 27, 2024.

  10 Amendment 2, dated September 24, 2024, effective January 1, 2025, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 2023, filed as Exhibit (h) 10 of MFS Series Trust XV (File Nos. 2-96738 and 811-04253) Post-Effective Amendment No. 79, filed on February 27, 2025.

  11 Exhibit A, dated February 21, 2025, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 2023, filed as Exhibit (h) 11 of MFS Series Trust XV (File Nos. 2-96738 and 811-04253) Post-Effective Amendment No. 79, filed on February 27, 2025.

  12 Exhibit B, dated April 1, 2023, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 2023, previously filed as Exhibit (h) 9 of Massachusetts Investors Trust (File Nos. 2-11401 and 811-00203) Post-Effective Amendment No. 118, filed on April 27, 2023.

  13 Exhibit C, dated April 1, 2023, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 2023, previously filed as Exhibit (h) 10 of Massachusetts Investors Trust (File Nos. 2-11401 and 811-00203) Post-Effective Amendment No. 118, filed on April 27, 2023.

  14 Exhibit D, dated September 24, 2024, effective January 1, 2025, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 2023, previously filed as Exhibit (h) 14 of MFS Series Trust V (File Nos. 2-38613 and 811-02031) Post-Effective Amendment No. 92, filed on January 27, 2025.

  15 Form of Rule 12d1-4 Fund of Funds Investment Agreement, previously filed as Exhibit (h) 21 of MFS Series Trust V (File Nos. 2-38613 and 811-02031) Post-Effective Amendment No. 89, filed on January 27, 2022.

 (i)  1 Legal Opinion and Consent of Counsel, dated July 28, 2022, previously filed as Exhibit (i) of the Registrant's Post-Effective Amendment No. 77, filed on July 28, 2022.

   2 Legal Opinion Consent, dated July 28, 2025; filed herewith.

 (j)  1 Power of Attorney, dated January 1, 2025 (Trustees); filed herewith.

   2 Power of Attorney, dated January 1, 2025 (DiLorenzo) (Phillips); filed herewith.

   3 Consent of Deloitte & Touche LLP, dated July 25, 2025; filed herewith.

 (k)  Not Applicable.

 (l)  Not Applicable.

 (m)  1 Amended and Restated Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective January 1, 1997, as amended and restated effective June 9, 2022, previously filed as Exhibit (m) 1 of MFS Series Trust XII (File Nos. 333-126328 and 811-21780) Post-Effective Amendment No. 71, filed on June 17, 2022.

   2 Exhibit A, dated February 21, 2025, to the Amended and Restated Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective January 1, 1997, as amended and restated effective June 9, 2022, filed as Exhibit (m) 2 of MFS Series Trust XV (File Nos. 2-96738 and 811-04253) Post-Effective Amendment No. 79, filed on February 27, 2025.

 (n)  1 Amended and Restated Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, effective September 6, 1996, as amended and restated effective October 24, 2022, previously filed as Exhibit (n) of MFS Series Trust XVII (File Nos. 33-37615 and 811-06174) Post-Effective Amendment No. 53, filed on October 21, 2022.

   2 Exhibit A, dated February 21, 2025, to the Amended and Restated Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, effective September 6, 1996, as amended and restated effective October 24, 2022, filed as Exhibit (n) 2 of MFS Series Trust XV (File Nos. 2-96738 and 811-04253) Post-Effective Amendment No. 79, filed on February 27, 2025.

 (o)  Reserved.

 (p)  MFS Code of Ethics Policy, effective April 2, 2025, previously filed as Exhibit (p) of MFS Series Trust III (File Nos. 2-60491 and 811-02794) Post-Effective Amendment No. 74, filed on May 29, 2025.

Item 29. Persons Controlled by or under Common Control with the Registrant

 The Registrant does not control or have common control over any persons.

Item 30. Indemnification

 The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacities. Subject to certain exceptions and limitations, Article V of the Registrant's Amended and Restated Declaration of Trust provides that every person who is or has been a Trustee, Advisory Trustee or officer of the Trust shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party or otherwise by virtue of being or having been a Trustee, Advisory Trustee or officer and against amounts paid or incurred by that individual in the settlement thereof.

 In addition, section 4 of the Distribution Agreement provides that MFS Fund Distributors, Inc. ("MFD") will indemnify and hold harmless the Trust and each of its Trustees and officers and each person, if any, who controls the Trust within the meaning of Section 15 of the Securities Act of 1933, as amended (the "Act") against any loss, liability, damages, claim or expense (including the reasonable cost of investigating or defending any alleged loss, liability, damages, claim or expense and reasonable counsel fees incurred in connection therewith), arising by reason of any person's acquiring any shares, which may be based upon the Act or any other statute or common law, on account of any wrongful act of MFD or any of its employees (including any failure to conform with any requirement of any state or federal law or the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (now known as the Financial Industry Regulatory Authority, Inc.) relating to the sale of shares) or on the ground that the registration statement or prospectus as from time to time may be amended and supplemented, includes an untrue statement of a material fact or omits to state a material fact required to be stated therein or necessary in order to make the statements therein not misleading, unless any such act, statement or omission was made in reliance upon information furnished to MFD by or on behalf of the Trust, provided however that in no case is the indemnity of MFD in favor of any person indemnified to be deemed to protect the Trust or any such person against any liability to which the Trust or any such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its or his duties or by reason of its or his reckless disregard of its obligations and duties under the Distribution Agreement.

 In addition, section 9 of the Shareholder Servicing Agent Agreement provides that the Fund will indemnify MFS Service Center, Inc. against and hold harmless from any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit (i) not resulting from bad faith or negligence, and arising out of, or in connection with, its duties on behalf of the Fund thereunder, and (ii) as a result of acting in accordance with instructions reasonably believed to have been executed or orally communicated by any person duly authorized by the Fund or its principal underwriter, or as a result of acting in accordance with written or oral advice reasonably believed to have been given by counsel for the Fund, or as a result of acting in accordance with any instrument or share certificate reasonably believed to have been genuine and signed, countersigned or executed by any person or persons authorized to sign, countersign or execute the same (unless contributed to by gross negligence or bad faith).

 The Trustees and Officers of the Registrant and the personnel of the Registrant's investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

 The Trust has also agreed to contractually provide each Trustee with assurance that indemnification will be available. The agreement between the Trust and each Trustee, in addition to delineating certain procedural aspects relating to indemnification and advancement of expenses, provides that each of the Funds severally shall indemnify and hold harmless the Trustee against any and all expenses as defined therein actually incurred or paid by the Trustee in any proceeding as defined therein in connection with the Trustee’s service to the relevant Fund, unless (i) the Trustee did not act in good faith in the reasonable belief that his or her action was in the best interests of the Fund or (ii) the Trustee is liable to the Fund or its shareholders by reason of the Trustee’s disabling conduct, and there has been a final adjudication on the merits in a relevant proceeding that the Trustee’s conduct fell within (i) or (ii).

 Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

 Business backgrounds of the officers and directors of Massachusetts Financial Services Company, the Registrant’s investment adviser (the “Investment Adviser” or “MFS”), that also hold positions with the Registrant are included under “Trustees and Officers” in the Statement(s) of Additional Information included in this Registration Statement. Certain officers and directors of the Investment Adviser serve as officers or directors of some or all of the Investment Adviser’s corporate affiliates and certain officers of the Investment Adviser serve as officers of some or all of the MFS funds and/or officers or directors of certain MFS investment products.

 The principal executive officer and certain directors of the Investment Advisor not included under “Trustees and Officers” in the Statement(s) of Additional Information included in this Registration Statement are listed below:

Name and Current Position with the Investment Adviser	Business, profession, vocation or employment

Carol W. Geremia Director, President and Co-Head of Global Distribution, MFS	Director, MFS President, MFS Co-Head of Global Distribution, MFS

Edward Maloney Director and Chief Executive Officer, MFS	Director, MFS Chief Executive Officer, MFS

Timothy Deacon Director, MFS	Executive Vice President, Sun Life Financial, Inc. Chief Financial Officer, Sun Life Financial, Inc.

Melissa J. Kennedy Director, MFS	Executive Vice President, Sun Life Financial, Inc. Chief Legal and Public Policy Officer, Sun Life Financial, Inc.

Kevin D. Strain Director, MFS	President, Sun Life Financial, Inc. Chief Executive Officer, Sun Life Financial, Inc.

 The principal executive officer and the directors of MFS have been engaged during the past two fiscal years in no business profession, vocation or employment of a substantial nature other than as a principal executive officer and director of the Investment Adviser and certain Investment Adviser's corporate affiliates.

 The identity of those corporate affiliates is identified below.

Investment Adviser Corporate Affiliate	Address

MFS Institutional Advisors, Inc.	111 Huntington Avenue Boston, Massachusetts 02199 U.S.A.
MFS Service Center, Inc.	111 Huntington Avenue Boston, Massachusetts 02199 U.S.A.
MFS International Australia Pty Ltd.	Level 15, 20 Martin Place Sydney, NSW 2000, Australia
MFS do Brasil Desenvolvimento de Mercado Ltda. (Brazil)	Rua Joaquim Floriano, 1.052 – 11[o] Andar, conjunto 111, Itaim Bibi, São Paulo, SP, Brazil 04534-004
MFS International Singapore Pte. Ltd.	250 North Bridge Road, #08-01/04 Raffles City Tower Singapore 179101
MFS Investment Management Company (Lux.) S.à.r.l.	4 Rue Albert Borschette L-1246 Luxembourg, Grand Duchy of Luxembourg
MFS Investment Management K.K.	16 F Daido Seimei Kasumigaseki Building 1-4-2 Kasumigaseki 1-chome, Chiyoda-ku, Tokyo, Japan 100-0013
Sun Life of Canada (U.S.) Financial Services Holdings, Inc.	111 Huntington Avenue Boston, Massachusetts 02199 U.S.A.
3060097 Nova Scotia Company (NSULC)	Nova Centre – South Tower, Suite 1500 1625 Grafton Street, Halifax, Nova Scotia, Canada B3J 0E8
MFS Investment Management Canada Limited (MFS Canada)	77 King Street West, 35th Floor Toronto, Ontario, Canada M5K 1B7
MFS Heritage Trust Company	111 Huntington Avenue Boston, Massachusetts 02199 U.S.A.
Sun Life Financial Inc.	1 York Street Toronto, Ontario, M5J 0B6, Canada
MFS Fund Distributors, Inc.	111 Huntington Avenue Boston, Massachusetts 02199 U.S.A.

 The MFS Funds include the following. The address of the MFS Funds is: 111 Huntington Ave., Boston, MA 02199.

 Massachusetts Investors Trust

 Massachusetts Investors Growth Stock Fund

 MFS Series Trust I

 MFS Series Trust II

 MFS Series Trust III

 MFS Series Trust IV

 MFS Series Trust V

 MFS Series Trust VI

 MFS Series Trust VII

 MFS Series Trust VIII

 MFS Series Trust IX

 MFS Series Trust X

 MFS Series Trust XI

 MFS Series Trust XII

 MFS Series Trust XIII

 MFS Series Trust XIV

 MFS Series Trust XV

 MFS Series Trust XVI

 MFS Series Trust XVII

 MFS Active Exchange Traded Funds Trust

 MFS Municipal Series Trust

 MFS Variable Insurance Trust

 MFS Variable Insurance Trust II

 MFS Variable Insurance Trust III

 MFS Charter Income Trust

 MFS Government Markets Income Trust

 MFS High Income Municipal Trust

 MFS High Yield Municipal Trust

 MFS Intermediate High Income Fund

 MFS Intermediate Income Trust

 MFS Investment Grade Municipal Trust

 MFS Municipal Income Trust

 MFS Multimarket Income Trust

Item 32. Principal Underwriters

 (a) MFS Fund Distributors, Inc. (the "Distributor") acts as the principal underwriter of the following investment companies:

 Massachusetts Investors Trust

 Massachusetts Investors Growth Stock Fund

 MFS Series Trust I

 MFS Series Trust II

 MFS Series Trust III

 MFS Series Trust IV

 MFS Series Trust V

 MFS Series Trust VI

 MFS Series Trust VII

 MFS Series Trust VIII

 MFS Series Trust IX

 MFS Series Trust X

 MFS Series Trust XI

 MFS Series Trust XII

 MFS Series Trust XIII

 MFS Series Trust XV

 MFS Series Trust XVI

 MFS Series Trust XVII

 MFS Active Exchange Traded Funds Trust

 MFS Municipal Series Trust

 MFS Variable Insurance Trust

 MFS Variable Insurance Trust II

 MFS Variable Insurance Trust III

 (b) Directors and officers of the Distributor are described below:

Name	Title with the Distributor	Positions with the Registrant

Michael S. Keenan	Director and President	None
Carol Geremia	Director and Chairman of the Board	None
Heidi W. Hardin	Secretary	Secretary and Clerk

Joseph J. Smelstor	Treasurer and Senior Group Controller	None

Michael Hunt	Chief Compliance Officer	None
Christopher R. Bohane	Assistant Secretary	Assistant Secretary and Assistant Clerk
Daniel W. Finegold	Assistant Secretary	None
Jay C. Herold	Assistant Secretary	None
Jessica Howell	Assistant Secretary	None
Amanda Mooradian	Assistant Secretary	Assistant Secretary and Assistant Clerk
Joseph A. Zelic	Tax Officer	None

 The principal business address of each of these persons is 111 Huntington Ave., Boston, MA 02199.

 (c) Not applicable.

Item 33. Location of Accounts and Records

 The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

NAME	ADDRESS

Massachusetts Financial Services Company (investment adviser)	111 Huntington Avenue Boston, MA 02199

NAME	ADDRESS

MFS Fund Distributors, Inc. (principal underwriter)	111 Huntington Avenue Boston, MA 02199
State Street Bank & Trust Company (custodian)	State Street Financial Center One Congress Street, Suite 1 Boston, MA 02114-2016
JPMorgan Chase Bank N.A. (custodian)	383 Madison Avenue New York, NY 10179
MFS Service Center, Inc. (transfer agent)	111 Huntington Avenue Boston, MA 02199
Ropes & Gray (counsel)	Prudential Tower 800 Boylston Street Boston, MA 02199-3600
Iron Mountain, Inc. (storage vendor)	Suite 150, 85 New Hampshire Avenue Portsmouth, NH 03801
Institutional Shareholder Services, Inc. (proxy voting administrator)	702 King Farm Boulevard Suite 400 Rockville, MD 20850-4045
UBS Asset Management (Americas) Inc., (former subadviser)	1285 Avenue of the Americas New York, NY 10019
Sun Capital Advisers LLC (former investment adviser)	1 Sun Life Park Wellesley Hills, MA 02481
Global Relay Communications, Inc. (electronic communications storage vendor)	220 Cambie Street, 2nd Floor Vancouver, BC V6B 2M9
The Depository Trust Company (DTC)	55 Water Street New York, NY 10041
SS&C Technologies (technology vendor)	80 Lamberton Rd Windsor, CT 06095
TerraNua U.S. Corp d.b.a. My Compliance Office (personal trading system)	535 5th Avenue, 4th Floor New York, NY 10017
Charles River Development (investment related records)	700 District Avenue Burlington, MA 01803
Icertis (contract management system)	14711 NE 29th Place, Suite 100 Bellevue, WA 98007

Item 34. Management Services

 None.

Item 35. Undertakings

 None.

NOTICE

Notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders of the Registrant individually, but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on July 28, 2025.

MFS® MUNICIPAL SERIES TRUST

By: DAVID L. DILORENZO*

Name: David L. DiLorenzo

Title: President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on July 28, 2025.

 SIGNATURE    TITLE

DAVID L. DILORENZO*   President (Principal Executive Officer)

David L. DiLorenzo

KASEY L. PHILLIPS*   Principal Financial and Accounting Officer

Kasey L. Phillips

STEVEN E. BULLER*   Trustee

Steven E. Buller

JOHN A. CAROSELLI*   Trustee

John A. Caroselli

MAUREEN R. GOLDFARB*   Trustee

Maureen R. Goldfarb

PETER D. JONES*   Trustee

Peter D. Jones

JOHN P. KAVANAUGH*   Trustee

John P. Kavanaugh

JAMES W. KILMAN, JR.*   Trustee

James W. Kilman, Jr.

CLARENCE OTIS, JR.*   Trustee

Clarence Otis, Jr.

MICHAEL W. ROBERGE*   Trustee

Michael W. Roberge

MARYANNE L. ROEPKE*   Trustee

Maryanne L. Roepke

PAULA E. SMITH*   Trustee

Paula E. Smith

LAURIE J. THOMSEN*   Trustee

Laurie J. Thomsen

DARRELL A. WILLIAMS*   Trustee

Darrell A. Williams

*By: CHRISTOPHER R. BOHANE

Name: Christopher R. Bohane

as Attorney-in-fact

Executed by Christopher R. Bohane on behalf of those indicated pursuant to a Power of Attorney, dated January 1, 2025 (Trustees) and a Power of Attorney, dated January 1, 2025 (DiLorenzo) (Phillips); filed herewith.

INDEX TO EXHIBITS

EXHIBIT NO. DESCRIPTION OF EXHIBIT

(i)	2	Legal Opinion Consent, dated July 28, 2025.

(j)	1	Power of Attorney, dated January 1, 2025 (Trustees).

	2	Power of Attorney, dated January 1, 2025 (DiLorenzo) (Phillips).

	3	Consent of Deloitte & Touche LLP, dated July 25, 2025.

101.INS	XBRL Instance Document – the instance document does not appear on the Interactive Data File because its XBRL tags are embedded within the Inline XBRL document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

101.LAB	XBRL Taxonomy Extension Label Linkbase Document

101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document